UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– December 31, 2008

Item 1: Reports to Shareholders

insert here

>  For the year ended December 31, 2008, Vanguard 500 Index Fund returned about –37%, closely tracking the fund’s benchmark.

>  U.S. equity markets plummeted in 2008 as the credit-market crisis intensified and fears about the global economy grew.

>  The fund suffered double-digit declines across all sectors, most notably in financials and information technology.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	8
Financial Statements	10
Your Fund’s After-Tax Returns	27
About Your Fund’s Expenses	28
Glossary	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	–37.02%
Admiral™ Shares[1]	VFIAX	–36.97
Signal® Shares[2]	VIFSX	–36.97
S&P 500 Index		–37.00
Average Large-Cap Core Fund[3]		–37.23

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$135.15	$83.09	$2.505	$0.000
Admiral Shares	135.15	83.09	2.594	0.000
Signal Shares	111.64	68.64	2.140	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

During a punishing 2008, Vanguard 500 Index Fund returned about –37%, a disappointing result that reflected severe upheaval in global financial markets.

The fund fulfilled its objective of closely matching its unmanaged benchmark, the Standard & Poor’s 500 Index. Its return was slightly better than the average return of competing large-capitalization core funds.

If you own the fund in a taxable account, you may wish to review the report on the fund’s after-tax returns on page 27.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the broad U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

2

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Fund skidded to losses as credit crisis deepened

After five straight years of positive returns, the U.S. stock market finished 2008 in disarray. Vanguard 500 Index Fund moved lower during the year’s first half, then fell sharply in the second, as the financial crisis produced a number of high-profile bankruptcies and reorganizations.

Prices fell in all ten of the fund’s sectors, especially financials, which provided more than one-quarter of the index’s 12-month loss. Several major financial institutions required government assistance, went bankrupt, or were forced to merge. In this environment, the entire industry came under severe pressure.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

The information technology sector was another source of major weakness. Because of belt-tightening, many companies delayed making infrastructure and technology improvements. Sales of home computers and electronic components suffered, as consumers felt the squeeze.

A year ago, energy stocks were leading the market higher, with seemingly no limit to oil’s surge. In recent months, this trend underwent a sharp reversal. Energy stocks, particularly oil companies, tumbled, chipping away at the fund’s return. Industrials struggled, too, laid low by slowing business expansion and budget tightening. Even consumer staples, often a beacon during recessions, suffered losses.

Low expenses, sophisticated management, kept fund in line with index

Vanguard 500 Index Fund’s Investor Shares have an average annual return of –1.46% for the decade ended December 31, 2008, a period that includes two of the worst bear markets on record. The result is no doubt discouraging. In our view, however, it does nothing to invalidate the long-term case for equities. We expect stocks to outperform less risky assets precisely because stocks can occasionally produce such dismal returns. Financial theory, affirmed by the historical evidence, dictates that investors need to be compensated for this risk.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.15%	0.07%	0.07%	1.29%

1  The fund expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the 500 Index Fund’s expense ratios were 0.16% for Investor Shares, 0.08% for Admiral Shares, and 0.08% for Signal Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

As low as it was, the fund’s 10-year return was almost one percentage point higher than the average result of competing funds (most of which are actively managed). Also, the fund nearly matched the return of its unmanaged benchmark, which has no costs or operating expenses. That’s a tribute to Vanguard’s prudent management and the skill of the Quantitative Equity Group, which brings more than 30 years of index-tracking expertise to its mandate. Like all Vanguard funds, the 500 Index Fund also benefits from its modest operating costs.

One rocky decade does not diminish fund outlook

It’s best to look at even longer time periods to properly assess your fund—and the financial market’s performance. Since its inception in 1976, the 500 Index Fund has produced an average annual return of 10.03% for its Investor Shares, a figure that is much more in line with the financial market’s results over the past 100 years.

To say the least, the investment environment was a difficult and challenging one in 2008, a year that brought extreme volatility to the financial markets and saw the world fall into a potentially deep recession.

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
500 Index Fund Investor Shares	–1.46%
S&P 500 Index	–1.38
Average Large-Cap Core Fund[1]	–2.38

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Derived from data provided by Lipper Inc.

5

What’s ahead for 2009? It’s tough to say. We can’t control the markets, the economy, or any number of other variables. What we can control, however, is how we respond to these variables. As always, we advise investors to develop or maintain a mix of stock, bond, and money market funds consistent with their goals and circumstances and with their willingness and ability to withstand the market’s occasional downturns. Such an approach puts you in a good position to reap the stock market’s expected long-term returns while keeping risk to a level that you can live with.

Vanguard 500 Index Fund can play an important role in such a portfolio, providing you with broadly diversified, low-cost exposure to large U.S. companies in a single portfolio.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

6

500 Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	510	500
Median Market Cap	$39.5B	$39.5B
Price/Earnings Ratio	11.3x	11.3x
Price/Book Ratio	1.8x	1.8x
Yield[2]		3.0%
Investor Shares	2.8%
Admiral Shares	2.9%
Signal Shares	2.9%
Return on Equity	22.1%	22.1%
Earnings Growth Rate	17.4%	17.4%
Foreign Holdings	0.0%	0.0%
Turnover Rate	6%	—
Expense Ratio (12/31/2007)[3]		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Short-Term Reserves	0.3%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.4%	8.4%
Consumer Staples	12.9	12.9
Energy	13.3	13.3
Financials	13.3	13.3
Health Care	14.8	14.8
Industrials	11.1	11.1
Information Technology	15.2	15.3
Materials	3.0	2.9
Telecommunication Services	3.8	3.8
Utilities	4.2	4.2

Volatility Measures[4]
		Fund Versus
		Target Index[1]
R-Squared		1.00
Beta		1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	5.1%
The Procter & Gamble Co.	household products	2.3
General Electric Co.	industrial
	conglomerate	2.1
AT&T Inc.	integrated
	telecommunications	2.1
Johnson & Johnson	pharmaceuticals	2.1
Chevron Corp.	integrated oil and gas	1.9
Microsoft Corp.	systems software	1.9
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	1.6
Pfizer Inc.	pharmaceuticals	1.5
JPMorgan Chase & Co.	other diversified
	financial services	1.5
Top Ten		22.1%

Investment Focus

1  S&P 500 Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.16% for Investor Shares, 0.08% for Admiral Shares, and 0.08% for Signal Shares.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5  The holdings listed exclude any temporary cash investments and equity index products.

7

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
500 Index Fund Investor Shares[1]	–37.02%	–2.29%	–1.46%	$8,630
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
S&P 500 Index	–37.00	–2.19	–1.38	8,700
Average Large-Cap Core Fund[2]	–37.23	–3.16	–2.38	7,859

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
500 Index Fund Admiral Shares	–36.97%	–2.21%	–3.13%	$77,201
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.26	83,059
S&P 500 Index	–37.00	–2.19	–3.10	77,388

			Final Value
		Since	of a $1,000,000
	One Year	Inception[3]	Investment
500 Index Fund Signal Shares	–36.97%	–14.13%	$709,224
Dow Jones Wilshire 5000 Index	–37.34	–14.04	711,059
S&P 500 Index	–37.00	–14.14	709,153

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares; September 29, 2006, for Signal Shares.

8

500 Index Fund

Fiscal Year Total Returns (%): December 31, 1998–December 31, 2008

Note: See Financial Highlights tables for dividend and capital gains information.

9

500 Index Fund

Financial Statements

Statement of Net Assets

December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (8.3%)
	McDonald’s Corp.	10,545,298	655,812
	Comcast Corp. Class A	27,096,268	457,385
	The Walt Disney Co.	17,513,496	397,381
	Home Depot, Inc.	16,041,529	369,276
	Time Warner, Inc.	33,942,688	341,463
	Lowe’s Cos., Inc.	13,867,384	298,426
	Target Corp.	7,122,348	245,935
	News Corp., Class A	21,750,532	197,712
	NIKE, Inc. Class B	3,711,868	189,305
*	Amazon.com, Inc.	3,042,927	156,041
	Yum! Brands, Inc.	4,376,260	137,852
	Staples, Inc.	6,749,431	120,950
*	DIRECTV Group, Inc.	5,164,211	118,312
*	Viacom Inc. Class B	5,732,813	109,267
*	Kohl’s Corp.	2,879,739	104,247
	Johnson Controls, Inc.	5,614,455	101,958
	Carnival Corp.	4,131,629	100,481
	Best Buy Co., Inc.	3,193,931	89,781
	TJX Cos., Inc.	3,938,877	81,023
	Omnicom Group Inc.	2,951,852	79,464
*	Apollo Group, Inc. Class A	1,004,238	76,945
	H & R Block, Inc.	3,219,308	73,143
	The McGraw-Hill Cos., Inc.	2,975,301	68,997
*	Starbucks Corp.	6,985,739	66,085
*	Coach, Inc.	3,105,079	64,492
*	Bed Bath & Beyond, Inc.	2,462,356	62,593
	The Gap, Inc.	4,411,208	59,066
	Fortune Brands, Inc.	1,417,501	58,514
	Genuine Parts Co.	1,508,288	57,104
	Sherwin-Williams Co.	932,895	55,740
	Mattel, Inc.	3,408,970	54,544
	Marriott International, Inc.
	Class A	2,789,485	54,255
	CBS Corp.	6,357,416	52,067
*^	Ford Motor Co.	22,689,183	51,958
*	AutoZone Inc.	361,687	50,444
	VF Corp.	836,423	45,811
	J.C. Penney Co., Inc.
	(Holding Co.)	2,099,921	41,368
	Macy’s Inc.	3,976,487	41,157
	Harley-Davidson, Inc.	2,202,449	37,376

	Darden Restaurants Inc.	1,312,281	36,980
	Family Dollar Stores, Inc.	1,320,869	34,435
	Hasbro, Inc.	1,171,934	34,185
*	GameStop Corp. Class A	1,544,659	33,457
	International Game
	Technology	2,798,966	33,280
	Starwood Hotels & Resorts
	Worldwide, Inc.	1,731,242	30,989
	Whirlpool Corp.	703,915	29,107
	Tiffany & Co.	1,172,483	27,706
	Limited Brands, Inc.	2,569,917	25,802
	Newell Rubbermaid, Inc.	2,620,048	25,624
	The Stanley Works	742,993	25,336
*^	Wynn Resorts Ltd.	581,062	24,556
	Polo Ralph Lauren Corp.	537,526	24,409
	Black & Decker Corp.	567,037	23,708
	Leggett & Platt, Inc.	1,477,374	22,441
	Washington Post Co.
	Class B	56,663	22,113
	Pulte Homes, Inc.	2,020,180	22,081
	Snap-On Inc.	543,039	21,385
*^	Sears Holdings Corp.	526,263	20,456
	Nordstrom, Inc.	1,507,931	20,071
	Abercrombie & Fitch Co.	822,946	18,985
	Scripps Networks
	Interactive	849,802	18,696
^	General Motors Corp.	5,772,355	18,472
	D. R. Horton, Inc.	2,604,528	18,414
*	Interpublic Group of
	Cos., Inc.	4,505,368	17,841
	Gannett Co., Inc.	2,156,938	17,256
	Eastman Kodak Co.	2,538,459	16,703
*	Expedia, Inc.	1,978,596	16,304
	RadioShack Corp.	1,182,681	14,121
*	The Goodyear
	Tire & Rubber Co.	2,280,068	13,612
	Centex Corp.	1,168,357	12,431

10

500 Index Fund

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class A	1,340,967	11,626
*	Big Lots Inc.	778,130	11,275
	Wyndham Worldwide Corp.	1,677,571	10,988
*^	AutoNation, Inc.	1,022,505	10,102
^	KB Home	712,513	9,704
	Harman International
	Industries, Inc.	553,805	9,265
^	New York Times Co.
	Class A	1,101,513	8,074
*	Office Depot, Inc.	2,600,732	7,750
	Meredith Corp.	342,622	5,866
	Jones Apparel Group, Inc.	790,875	4,635
	Comcast Corp. Special
	Class A	150,777	2,435
*^	Viacom Inc. Class A	71,693	1,442
	CBS Corp. Class A	71,693	591
	News Corp., Class B	9,800	94
			6,238,533
Consumer Staples (12.8%)
	The Procter & Gamble Co.	28,249,605	1,746,391
	Wal-Mart Stores, Inc.	21,154,748	1,185,935
	The Coca-Cola Co.	18,825,317	852,222
	Philip Morris
	International Inc.	19,141,118	832,830
	PepsiCo, Inc.	14,694,921	804,841
	CVS Caremark Corp.	13,588,798	390,542
	Kraft Foods Inc.	13,900,161	373,219
	Colgate-Palmolive Co.	4,775,252	327,296
	Altria Group, Inc.	19,494,335	293,585
	Walgreen Co.	9,365,590	231,049
	Costco Wholesale Corp.	4,084,228	214,422
	Kimberly-Clark Corp.	3,914,713	206,462
	General Mills, Inc.	3,161,342	192,052
	Archer-Daniels-Midland Co.	6,069,172	174,974
	The Kroger Co.	6,173,221	163,035
	Sysco Corp.	5,668,516	130,036
	H.J. Heinz Co.	2,974,884	111,856
	Kellogg Co.	2,383,416	104,513
	UST, Inc.	1,403,937	97,405
	Avon Products, Inc.	4,025,152	96,724
	Safeway, Inc.	4,055,886	96,408
	Lorillard, Inc.	1,596,269	89,950
	The Clorox Co.	1,305,750	72,547
	ConAgra Foods, Inc.	4,229,690	69,790
	Molson Coors
	Brewing Co. Class B	1,408,076	68,883
	Sara Lee Corp.	6,679,329	65,391
	Reynolds American Inc.	1,607,404	64,794
	Campbell Soup Co.	1,954,018	58,640
	The Hershey Co.	1,566,998	54,438
	J.M. Smucker Co.	1,115,586	48,372
	Brown-Forman Corp.
	Class B	927,208	47,742
*	Dr. Pepper Snapple
	Group, Inc.	2,398,766	38,980
	McCormick & Co., Inc.	1,219,271	38,846

	Coca-Cola Enterprises, Inc.	2,998,249	36,069
	The Estee Lauder
	Cos. Inc. Class A	1,085,652	33,612
	SuperValu Inc.	2,008,293	29,321
	The Pepsi Bottling
	Group, Inc.	1,291,348	29,068
*	Constellation Brands, Inc.
	Class A	1,832,878	28,904
*	Dean Foods Co.	1,440,558	25,887
	Tyson Foods, Inc.	2,837,060	24,853
^	Whole Foods Market, Inc.	1,326,516	12,522
			9,564,406
Energy (13.2%)
	ExxonMobil Corp.	48,128,128	3,842,068
	Chevron Corp.	19,224,064	1,422,004
	ConocoPhillips Co.	14,105,482	730,664
	Schlumberger Ltd.	11,317,540	479,071
	Occidental
	Petroleum Corp.	7,662,664	459,683
	Devon Energy Corp.	4,179,977	274,666
	Apache Corp.	3,166,397	235,992
	XTO Energy, Inc.	5,457,391	192,482
	Marathon Oil Corp.	6,675,595	182,644
	Anadarko Petroleum Corp.	4,343,077	167,426
	EOG Resources, Inc.	2,361,285	157,214
	Halliburton Co.	8,456,011	153,730
	Hess Corp.	2,683,871	143,963
	Valero Energy Corp.	4,881,976	105,646
*	National Oilwell Varco Inc.	3,946,613	96,455
*	Southwestern Energy Co.	3,245,036	94,009
	Baker Hughes Inc.	2,914,479	93,467
	Spectra Energy Corp.	5,781,085	90,994
	Chesapeake Energy Corp.	5,137,065	83,066
	Noble Energy, Inc.	1,632,933	80,373
	Murphy Oil Corp.	1,800,702	79,861
	Williams Cos., Inc.	5,449,005	78,902
*	Weatherford
	International Ltd.	6,435,993	69,637
	Peabody Energy Corp.	2,532,384	57,612
	Noble Corp.	2,506,765	55,299
	El Paso Corp.	6,630,331	51,915
	Range Resources Corp.	1,466,544	50,434
	CONSOL Energy, Inc.	1,714,118	48,989
	Sunoco, Inc.	1,104,978	48,022
	Smith International, Inc.	2,078,760	47,583
*	Cameron International Corp.	2,058,291	42,195
	ENSCO International, Inc.	1,341,544	38,086
	BJ Services Co.	2,781,354	32,458
*	Nabors Industries, Inc.	2,649,093	31,710
	Cabot Oil & Gas Corp.	977,222	25,408
	Pioneer Natural
	Resources Co.	1,131,373	18,306
	Tesoro Corp.	1,304,216	17,177
	Rowan Cos., Inc.	1,068,530	16,990
	Massey Energy Co.	802,221	11,063
			9,907,264

11

500 Index Fund

			Market
			Value•
		Shares	($000)
Financials (13.2%)
	JPMorgan Chase & Co.	35,314,107	1,113,454
	Wells Fargo & Co.	35,856,858	1,057,060
	Bank of America Corp.	47,424,338	667,735
	U.S. Bancorp	16,600,884	415,188
	The Goldman Sachs
	Group, Inc.	4,183,795	353,070
	Citigroup Inc.	51,560,750	345,973
	Bank of New York
	Mellon Corp.	10,857,576	307,595
	MetLife, Inc.	7,508,432	261,744
	The Travelers Cos., Inc.	5,530,360	249,972
	American Express Co.	10,974,098	203,570
	AFLAC Inc.	4,410,142	202,161
	Merrill Lynch & Co., Inc.	15,207,775	177,018
	The Chubb Corp.	3,365,390	171,635
	The Allstate Corp.	5,070,784	166,119
	Morgan Stanley	10,047,592	161,163
	State Street Corp.	4,086,760	160,732
	PNC Financial
	Services Group	3,273,570	160,405
	BB&T Corp.	5,227,159	143,538
	Charles Schwab Corp.	8,852,919	143,152
	CME Group, Inc.	634,406	132,026
	Prudential Financial, Inc.	4,011,424	121,386
	Capital One Financial Corp.	3,705,462	118,167
	Marsh & McLennan
	Cos., Inc.	4,863,732	118,043
	Aon Corp.	2,552,421	116,595
	Simon Property Group,
	Inc. REIT	2,136,338	113,504
	Wachovia Corp.	20,413,481	113,091
	Northern Trust Corp.	2,110,106	110,021
	SunTrust Banks, Inc.	3,344,346	98,792
	Loews Corp.	3,423,872	96,724
	Progressive Corp. of Ohio	6,387,787	94,603
	Public Storage, Inc. REIT	1,184,074	94,134
	Franklin Resources Corp.	1,430,970	91,267
	T. Rowe Price Group Inc.	2,446,545	86,706
	Hudson City Bancorp, Inc.	4,913,864	78,425
	Vornado Realty Trust REIT	1,295,101	78,159
	Equity Residential REIT	2,561,703	76,390
	NYSE Euronext	2,515,214	68,867
	HCP, Inc. REIT	2,379,441	66,077
	Boston Properties,
	Inc. REIT	1,147,426	63,108
	Unum Group	3,144,916	58,495
	People’s United
	Financial Inc.	3,280,277	58,487
*	Intercontinental
	Exchange Inc.	686,127	56,564
	The Principal
	Financial Group, Inc.	2,450,539	55,309
	Plum Creek Timber
	Co. Inc. REIT	1,584,159	55,034
	Invesco, Ltd.	3,657,071	52,808

	Regions Financial Corp.	6,569,810	52,296
	Ameriprise Financial, Inc.	2,051,182	47,916
	The Hartford Financial
	Services Group Inc.	2,848,906	46,779
	Lincoln National Corp.	2,428,437	45,752
	Fifth Third Bancorp	5,460,927	45,107
	Cincinnati Financial Corp.	1,535,442	44,635
	Avalonbay Communities,
	Inc. REIT	728,510	44,133
	Discover Financial Services	4,532,536	43,195
	M & T Bank Corp.	729,447	41,878
	American International
	Group, Inc.	25,424,853	39,917
	KeyCorp	4,677,348	39,851
*	SLM Corp.	4,418,579	39,325
	Kimco Realty Corp. REIT	2,147,162	39,250
	Host Hotels & Resorts
	Inc. REIT	4,911,909	37,183
	Moody’s Corp.	1,837,372	36,913
	Torchmark Corp.	807,609	36,100
	National City Corp.	19,781,721	35,805
	ProLogis REIT	2,481,881	34,473
	Assurant, Inc.	1,121,369	33,641
	Marshall & Ilsley Corp.	2,453,135	33,461
*	Leucadia National Corp.	1,673,258	33,131
*	Nasdaq Stock Market Inc.	1,285,511	31,765
	Legg Mason Inc.	1,340,274	29,365
	Comerica, Inc.	1,422,567	28,238
	Zions Bancorp	1,084,330	26,577
	Huntington Bancshares Inc.	3,462,150	26,520
	First Horizon National Corp.	1,942,626	20,534
	CIT Group Inc.	3,422,566	15,538
*	Sovereign Bancorp, Inc.	5,139,041	15,314
	Federated Investors, Inc.	830,844	14,091
	Janus Capital Group Inc.	1,511,224	12,135
	XL Capital Ltd. Class A	3,137,899	11,610
	Genworth Financial Inc.	4,096,202	11,592
	Apartment Investment &
	Management Co.
	Class A REIT	918,681	10,611
*	CB Richard Ellis Group, Inc.	2,034,875	8,791
^	MBIA, Inc.	1,853,303	7,543
^	American Capital Ltd.	1,963,695	6,362
*^	E*TRADE Financial Corp.	5,086,001	5,849
	Developers Diversified
	Realty Corp. REIT	1,136,168	5,544
			9,872,786
Health Care (14.7%)
	Johnson & Johnson	26,251,946	1,570,654
	Pfizer Inc.	63,799,115	1,129,882
	Abbott Laboratories	14,680,431	783,495
	Merck & Co., Inc.	20,003,497	608,106
*	Amgen Inc.	10,024,668	578,925
	Wyeth	12,597,869	472,546
*	Gilead Sciences, Inc.	8,703,711	445,108
	Bristol-Myers Squibb Co.	18,730,086	435,474

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Eli Lilly & Co.	9,466,417	381,213
	Medtronic, Inc.	10,579,992	332,423
	Baxter International, Inc.	5,867,703	314,450
	UnitedHealth Group Inc.	11,427,626	303,975
	Schering-Plough Corp.	15,380,348	261,927
*	Celgene Corp.	4,335,050	239,642
*	WellPoint Inc.	4,816,150	202,904
*	Medco Health
	Solutions, Inc.	4,711,875	197,475
	Covidien Ltd.	4,764,444	172,663
*	Genzyme Corp.	2,559,434	169,870
	Becton, Dickinson & Co.	2,303,085	157,508
*	Thermo Fisher
	Scientific, Inc.	3,975,696	135,452
*	Biogen Idec Inc.	2,760,318	131,474
*	Express Scripts Inc.	2,341,196	128,719
	Aetna Inc.	4,362,453	124,330
	Allergan, Inc.	2,907,716	117,239
	Cardinal Health, Inc.	3,395,950	117,058
*	Boston Scientific Corp.	14,189,619	109,828
*	St. Jude Medical, Inc.	3,256,242	107,326
	McKesson Corp.	2,608,813	101,039
	Stryker Corp.	2,300,721	91,914
*	Zimmer Holdings, Inc.	2,129,686	86,082
	C.R. Bard, Inc.	939,214	79,138
	Quest Diagnostics, Inc.	1,494,461	77,577
*	Forest Laboratories, Inc.	2,851,215	72,620
*	Laboratory Corp. of
	America Holdings	1,025,698	66,065
*	Humana Inc.	1,597,015	59,537
	AmerisourceBergen Corp.	1,477,850	52,700
*^	Cephalon, Inc.	642,691	49,513
*	DaVita, Inc.	987,200	48,936
*	Intuitive Surgical, Inc.	367,133	46,622
	CIGNA Corp.	2,598,908	43,792
*	Varian Medical
	Systems, Inc.	1,180,480	41,364
*	Hospira, Inc.	1,507,611	40,434
	DENTSPLY
	International Inc.	1,405,656	39,696
*	Life Technologies Corp.	1,631,163	38,022
*	Waters Corp.	935,889	34,300
*^	Mylan Inc.	2,879,093	28,474
*	Millipore Corp.	521,829	26,885
*	Watson
	Pharmaceuticals, Inc.	987,756	26,245
	IMS Health, Inc.	1,719,628	26,070
*	King Pharmaceuticals, Inc.	2,330,687	24,752
*	Coventry Health Care Inc.	1,400,475	20,839
*	Patterson Companies, Inc.	861,202	16,148
	PerkinElmer, Inc.	1,129,966	15,718
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	110,433	4,701
*	Tenet Healthcare Corp.	3,923,672	4,512
			10,993,361

Industrials (11.0%)
	General Electric Co.	99,378,321	1,609,929
	United Parcel Service, Inc.	9,415,959	519,384
	United Technologies Corp.	8,994,218	482,090
	3M Co.	6,556,355	377,253
	The Boeing Co.	6,933,623	295,858
	Emerson Electric Co.	7,257,482	265,696
	Lockheed Martin Corp.	3,150,043	264,856
	Caterpillar, Inc.	5,707,426	254,951
	Union Pacific Corp.	4,791,534	229,035
	Honeywell International Inc.	6,871,635	225,596
	General Dynamics Corp.	3,688,402	212,415
	Burlington Northern
	Santa Fe Corp.	2,655,828	201,073
	Raytheon Co.	3,856,974	196,860
	FedEx Corp.	2,944,715	188,903
	Norfolk Southern Corp.	3,503,270	164,829
	Deere & Co.	4,037,583	154,720
	Waste Management, Inc.	4,637,645	153,692
	Northrop Grumman Corp.	3,093,181	139,317
	Danaher Corp.	2,419,004	136,940
	Illinois Tool Works, Inc.	3,723,786	130,519
	CSX Corp.	3,732,110	121,182
	PACCAR, Inc.	3,435,627	98,259
	Tyco International, Ltd.	4,489,709	96,978
	C.H. Robinson
	Worldwide Inc.	1,607,537	88,463
	L-3 Communications
	Holdings, Inc.	1,133,963	83,664
	ITT Industries, Inc.	1,718,447	79,031
	Precision Castparts Corp.	1,317,606	78,371
	Eaton Corp.	1,560,078	77,551
	Fluor Corp.	1,724,004	77,356
	Republic Services,
	Inc. Class A	3,033,933	75,211
	Expeditors International
	of Washington, Inc.	2,014,542	67,024
	Parker Hannifin Corp.	1,530,572	65,111
	Southwest Airlines Co.	7,025,859	60,563
	Rockwell Collins, Inc.	1,507,276	58,919
	Dover Corp.	1,759,291	57,916
*	Jacobs Engineering
	Group Inc.	1,157,437	55,673
	Ingersoll-Rand Co.	3,011,878	52,256
	Cummins Inc.	1,916,651	51,232
	Pitney Bowes, Inc.	1,964,693	50,060
	W.W. Grainger, Inc.	612,661	48,302
	Cooper Industries, Inc.
	Class A	1,645,175	48,088
	Rockwell Automation, Inc.	1,343,882	43,327
	Goodrich Corp.	1,164,521	43,111
^	Fastenal Co.	1,221,790	42,579
*	Stericycle, Inc.	807,537	42,057
	The Dun & Bradstreet Corp.	509,749	39,353
	Masco Corp.	3,404,030	37,887
	Avery Dennison Corp.	1,006,876	32,955
	Textron, Inc.	2,289,858	31,760

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Pall Corp.	1,116,878	31,753
	Equifax, Inc.	1,194,804	31,686
	Robert Half
	International, Inc.	1,474,228	30,693
	Cintas Corp.	1,249,819	29,033
	Flowserve Corp.	534,808	27,543
	R.R. Donnelley & Sons Co.	1,939,022	26,332
	Ryder System, Inc.	533,749	20,699
*	Monster Worldwide Inc.	1,176,091	14,219
	The Manitowoc Co., Inc.	1,231,816	10,668
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	963
			8,231,744
Information Technology (15.2%)
	Microsoft Corp.	72,383,376	1,407,133
	International Business
	Machines Corp.	12,711,238	1,069,778
*	Cisco Systems, Inc.	55,398,485	902,995
	Hewlett-Packard Co.	23,172,400	840,926
	Intel Corp.	52,625,400	771,488
*	Apple Inc.	8,410,706	717,854
*	Google Inc.	2,263,331	696,314
*	Oracle Corp.	37,064,646	657,156
	QUALCOMM Inc.	15,663,312	561,216
*	EMC Corp.	19,308,235	202,157
	Texas Instruments, Inc.	12,265,809	190,365
	Automatic Data
	Processing, Inc.	4,811,600	189,288
*	Dell Inc.	16,373,112	167,661
*	Yahoo! Inc.	13,129,530	160,180
*	eBay Inc.	10,148,384	141,671
	Corning, Inc.	14,705,750	140,146
	Applied Materials, Inc.	12,686,278	128,512
*	Symantec Corp.	7,934,235	107,271
*	Adobe Systems, Inc.	5,015,809	106,787
	MasterCard, Inc. Class A	683,967	97,759
	Western Union Co.	6,769,925	97,081
	Motorola, Inc.	21,420,802	94,894
*	Juniper Networks, Inc.	5,014,370	87,802
	Paychex, Inc.	3,033,828	79,729
*	Intuit, Inc.	3,035,291	72,210
*	Broadcom Corp.	4,218,391	71,586
	Tyco Electronics Ltd.	4,346,487	70,457
	CA, Inc.	3,724,260	69,011
	Xerox Corp.	8,189,054	65,267
*	Fiserv, Inc.	1,521,060	55,321
	Analog Devices, Inc.	2,746,323	52,235
*	Agilent Technologies, Inc.	3,324,249	51,958
*	Computer Sciences Corp.	1,430,997	50,285
*	Cognizant Technology
	Solutions Corp.	2,757,490	49,800
*	Electronic Arts Inc.	3,014,661	48,355
	Harris Corp.	1,268,927	48,283
*	BMC Software, Inc.	1,773,807	47,733
*	McAfee Inc.	1,378,654	47,660
	Altera Corp.	2,813,115	47,007

	Linear Technology Corp.	2,094,680	46,334
	Xilinx, Inc.	2,591,071	46,173
*	NetApp, Inc.	3,095,713	43,247
*	Affiliated Computer
	Services, Inc. Class A	919,701	42,260
*	Autodesk, Inc.	2,127,127	41,798
*	NVIDIA Corp.	5,100,940	41,165
*	Citrix Systems, Inc.	1,724,463	40,646
	Amphenol Corp.	1,671,761	40,089
	KLA-Tencor Corp.	1,603,752	34,946
*	VeriSign, Inc.	1,826,941	34,858
	Microchip Technology, Inc.	1,720,588	33,603
*	FLIR Systems, Inc.	1,063,359	32,624
*	salesforce.com, inc.	983,910	31,495
*	MEMC Electronic
	Materials, Inc.	2,136,046	30,503
	Fidelity National
	Information Services, Inc.	1,793,840	29,186
*	Sun Microsystems, Inc.	6,986,299	26,688
	Total System
	Services, Inc.	1,869,185	26,169
*	Teradata Corp.	1,687,771	25,030
*	Akamai Technologies, Inc.	1,599,120	24,131
*	SanDisk Corp.	2,127,594	20,425
*	LSI Corp.	6,085,900	20,023
*	Lexmark International, Inc.	741,297	19,941
	Molex, Inc.	1,344,889	19,487
*	Micron Technology, Inc.	7,196,118	18,998
	National
	Semiconductor Corp.	1,843,507	18,564
*	QLogic Corp.	1,209,857	16,260
*	Compuware Corp.	2,331,077	15,735
*	Tellabs, Inc.	3,759,313	15,488
	Jabil Circuit, Inc.	1,985,928	13,405
*	Novell, Inc.	3,275,176	12,740
*^	Advanced Micro
	Devices, Inc.	5,741,463	12,402
*	Novellus Systems, Inc.	940,643	11,608
*	JDS Uniphase Corp.	2,027,467	7,400
*	Convergys Corp.	1,151,957	7,384
*	Teradyne, Inc.	1,598,564	6,746
*	Ciena Corp.	856,776	5,740
	Molex, Inc. Class A	4,051	52
			11,376,674
Materials (3.0%)
	Monsanto Co.	5,184,219	364,710
	E.I. du Pont de
	Nemours & Co.	8,537,499	215,999
	Newmont Mining Corp.
	(Holding Co.)	4,298,175	174,936
	Praxair, Inc.	2,917,799	173,201
	Nucor Corp.	2,970,293	137,228
	Dow Chemical Co.	8,746,153	131,979

14

500 Index Fund

		Market
		Value•
	Shares	($000)
Air Products &
Chemicals, Inc.	1,982,637	99,667
Freeport-McMoRan
Copper & Gold, Inc.
Class B	3,586,911	87,664
Alcoa Inc.	7,601,325	85,591
Rohm & Haas Co.	1,186,562	73,318
^ Vulcan Materials Co.	1,038,504	72,259
PPG Industries, Inc.	1,551,901	65,847
Weyerhaeuser Co.	1,997,761	61,151
Ecolab, Inc.	1,592,308	55,970
Sigma-Aldrich Corp.	1,191,047	50,310
International Paper Co.	4,042,761	47,705
United States Steel Corp.	1,099,754	40,911
* Owens-Illinois, Inc.	1,379,034	37,689
Ball Corp.	894,763	37,213
* Pactiv Corp.	1,237,870	30,798
CF Industries Holdings, Inc.	534,144	26,259
Allegheny Technologies Inc.	914,497	23,347
Sealed Air Corp.	1,494,808	22,332
Bemis Co., Inc.	942,183	22,311
International Flavors &
Fragrances, Inc.	742,827	22,077
Eastman Chemical Co.	685,948	21,751
MeadWestvaco Corp.	1,615,095	18,073
AK Steel Holding Corp.	1,063,600	9,913
^ Titanium Metals Corp.	806,626	7,106
		2,217,315
Telecommunication Services (3.8%)
AT&T Inc.	55,757,449	1,589,087
Verizon
Communications Inc.	26,875,508	911,080
* American Tower Corp.
Class A	3,753,038	110,039
^ Qwest Communications
International Inc.	13,858,760	50,446
* Sprint Nextel Corp.	26,988,406	49,389
Embarq Corp.	1,347,433	48,454
Windstream Corp.	4,156,761	38,242
Frontier Communications
Corp.	2,987,616	26,112
CenturyTel, Inc.	947,129	25,885
		2,848,734
Utilities (4.2%)
Exelon Corp.	6,224,832	346,163
Southern Co.	7,328,613	271,159
Dominion Resources, Inc.	5,500,209	197,127
FPL Group, Inc.	3,867,019	194,627
Duke Energy Corp.	11,971,254	179,689
Entergy Corp.	1,791,212	148,903
FirstEnergy Corp.	2,882,325	140,023
Public Service Enterprise
Group, Inc.	4,788,194	139,672
PG&E Corp.	3,415,274	132,205
American Electric Power
Co., Inc.	3,818,083	127,066

	PPL Corp.	3,541,028	108,674
	Consolidated Edison Inc.	2,583,169	100,563
	Progress Energy, Inc.	2,489,019	99,187
	Edison International	3,080,726	98,953
	Sempra Energy	2,304,985	98,262
	Xcel Energy, Inc.	4,265,069	79,117
	Ameren Corp.	1,987,648	66,109
	DTE Energy Co.	1,542,197	55,010
	Allegheny Energy, Inc.	1,596,669	54,063
	Questar Corp.	1,639,423	53,593
*	AES Corp.	6,361,257	52,417
	Wisconsin Energy Corp.	1,105,542	46,411
	Constellation Energy
	Group, Inc.	1,686,253	42,308
	Equitable Resources, Inc.	1,240,653	41,624
	CenterPoint Energy Inc.	3,232,146	40,790
	SCANA Corp.	1,031,541	36,723
	Pepco Holdings, Inc.	2,040,034	36,231
	Integrys Energy
	Group, Inc.	722,661	31,060
	Pinnacle West
	Capital Corp.	952,396	30,600
	NiSource, Inc.	2,592,953	28,445
	TECO Energy, Inc.	2,011,535	24,842
	CMS Energy Corp.	2,130,194	21,515
	Nicor Inc.	426,899	14,830
*	Dynegy, Inc.	4,795,814	9,592
			3,147,553
Total Common Stocks
(Cost $69,583,754)			74,398,370

15

500 Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
2,3	Vanguard Market
	Liquidity Fund,
	1.378%	849,835,676	849,836

		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
4	Federal Home Loan Bank
5	2.574%, 2/27/09	20,000	19,997
4	Federal Home Loan
	Mortgage Corp.
5	2.642%, 2/19/09	20,000	19,997
5	1.204%, 2/23/09	23,000	22,997
5	1.205%, 3/20/09	18,000	17,992
			80,983
Total Temporary Cash Investments
(Cost $930,596)			930,819
Total Investments (100.6%)
(Cost $70,514,350)			75,329,189
Other Assets and Liabilities (–0.6%)
Other Assets			701,327
Liabilities[3]			(1,144,486)
			(443,159)
Net Assets (100%)			74,886,030

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	77,988,310
Overdistributed Net Investment Income	(225,108)
Accumulated Net Realized Losses	(7,706,387)
Unrealized Appreciation (Depreciation)
Investment Securities	4,814,839
Futures Contracts	14,376
Net Assets	74,886,030

Investor Shares—Net Assets
Applicable to 466,701,865 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	38,778,051
Net Asset Value Per Share—
Investor Shares	$83.09

Admiral Shares—Net Assets
Applicable to 276,918,445 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,009,423
Net Asset Value Per Share—
Admiral Shares	$83.09

Signal Shares—Net Assets
Applicable to 190,837,159 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,098,556
Net Asset Value Per Share—
Signal Shares	$68.64

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $212,896,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $235,695,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5  Securities with a value of $80,983,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	2,319,593
Interest[1]	10,736
Security Lending	29,353
Total Income	2,359,682
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,411
Management and Administrative—Investor Shares	66,775
Management and Administrative—Admiral Shares	16,017
Management and Administrative—Signal Shares	9,933
Marketing and Distribution—Investor Shares	13,333
Marketing and Distribution—Admiral Shares	7,335
Marketing and Distribution—Signal Shares	3,840
Custodian Fees	272
Auditing Fees	27
Shareholders’ Reports—Investor Shares	1,214
Shareholders’ Reports—Admiral Shares	49
Shareholders’ Reports—Signal Shares	119
Trustees’ Fees and Expenses	159
Total Expenses	121,484
Net Investment Income	2,238,198
Realized Net Gain (Loss)
Investment Securities Sold	(1,916,742)
Futures Contracts	(113,877)
Realized Net Gain (Loss)	(2,030,619)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(44,977,422)
Futures Contracts	14,504
Change in Unrealized Appreciation (Depreciation)	(44,962,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,755,339)

1  Interest income from an affiliated company of the fund was $9,727,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,238,198	2,288,863
Realized Net Gain (Loss)	(2,030,619)	1,378,958
Change in Unrealized Appreciation (Depreciation)	(44,962,918)	2,871,929
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,755,339)	6,539,750
Distributions
Net Investment Income
Investor Shares	(1,158,418)	(1,246,791)
Admiral Shares	(714,034)	(874,969)
Signal Shares	(420,262)	(181,450)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(2,292,714)	(2,303,210)
Capital Share Transactions
Investor Shares	(445,693)	(11,330,836)
Admiral Shares	292,556	(11,692,119)
Signal Shares	214,326	21,467,078
Net Increase (Decrease) from Capital Share Transactions	61,189	(1,555,877)
Total Increase (Decrease)	(46,986,864)	2,680,663
Net Assets
Beginning of Period	121,872,894	119,192,231
End of Period[1]	74,886,030	121,872,894

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($225,108,000) and ($170,592,000). See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$135.15	$130.59	$114.92	$111.64	$102.67
Investment Operations
Net Investment Income	2.443	2.470	2.110	1.950	1.950
Net Realized and Unrealized Gain (Loss)
on Investments	(51.998)	4.580	15.700	3.310	8.970
Total from Investment Operations	(49.555)	7.050	17.810	5.260	10.920
Distributions
Dividends from Net Investment Income	(2.505)	(2.490)	(2.140)	(1.980)	(1.950)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.505)	(2.490)	(2.140)	(1.980)	(1.950)
Net Asset Value, End of Period	$83.09	$135.15	$130.59	$114.92	$111.64

Total Return[1]	–37.02%	5.39%	15.64%	4.77%	10.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,778	$63,327	$72,013	$69,375	$84,167
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	2.16%	1.81%	1.74%	1.75%	1.86%
Portfolio Turnover Rate[2]	6%	5%	5%	6%	3%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$135.15	$130.59	$114.92	$111.64	$102.68
Investment Operations
Net Investment Income	2.534	2.583	2.222	2.052	2.030
Net Realized and Unrealized Gain (Loss)
on Investments	(52.000)	4.576	15.700	3.310	8.970
Total from Investment Operations	(49.466)	7.159	17.922	5.362	11.000
Distributions
Dividends from Net Investment Income	(2.594)	(2.599)	(2.252)	(2.082)	(2.040)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.594)	(2.599)	(2.252)	(2.082)	(2.040)
Net Asset Value, End of Period	$83.09	$135.15	$130.59	$114.92	$111.64

Total Return	–36.97%	5.47%	15.75%	4.87%	10.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,009	$37,113	$46,467	$38,028	$22,412
Ratio of Total Expenses to
Average Net Assets	0.08%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment
Income to Average Net Assets	2.24%	1.89%	1.83%	1.84%	1.96%
Portfolio Turnover Rate[1]	6%	5%	5%	6%	3%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Signal Shares

			Sept. 29,,
			2006,[1] to
	Year Ended Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	2.092	2.119	.502
Net Realized and Unrealized Gain (Loss) on Investments	(42.952)	3.794	6.287
Total from Investment Operations	(40.860)	5.913	6.789
Distributions
Dividends from Net Investment Income	(2.140)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.140)	(2.133)	(.539)
Net Asset Value, End of Period	$68.64	$111.64	$107.86

Total Return	–36.97%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,099	$21,433	$713
Ratio of Total Expenses to Average Net Assets	0.08%	0.07%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.24%	1.89%	1.83%[3]
Portfolio Turnover Rate[2]	6%	5%	5%

1 Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

22

500 Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $19,939,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 7.97% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $26,245,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $15,951,000 of ordinary income available for distribution. The fund had available realized losses of $7,386,974,000 to offset future net capital gains of $430,361,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, $1,156,455,000 through December 31, 2014, and $1,763,970,000 through December 31, 2016.

At December 31, 2008, the cost of investment securities for tax purposes was $70,815,775,000. Net unrealized appreciation of investment securities for tax purposes was $4,513,414,000, consisting of unrealized gains of $22,864,298,000 on securities that had risen in value since their purchase and $18,350,884,000 in unrealized losses on securities that had fallen in value since their purchase.

23

500 Index Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	1,908	429,348	13,259
E-mini S&P 500 Index	1,194	53,736	1,117

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $5,870,798,000 of investment securities and sold $6,352,184,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,623,602	79,879	8,861,924	65,448
Issued in Lieu of Cash Distributions	1,121,903	10,825	1,205,688	8,811
Redeemed	(10,191,198)	(92,585)	(21,398,448)	(157,123)
Net Increase (Decrease)—Investor Shares	(445,693)	(1,881)	(11,330,836)	(82,864)
Admiral Shares
Issued	4,245,265	40,714	7,899,760	58,273
Issued in Lieu of Cash Distributions	627,499	6,044	772,424	5,640
Redeemed	(4,580,208)	(44,442)	(20,364,303)	(145,129)
Net Increase (Decrease)—Admiral Shares	292,556	2,316	(11,692,119)	(81,216)
Signal Shares
Issued	5,268,980	58,305	22,704,623	196,291
Issued in Lieu of Cash Distributions	386,239	4,497	169,722	1,495
Redeemed	(5,440,893)	(63,953)	(1,407,267)	(12,407)
Net Increase (Decrease)—Signal Shares	214,326	(1,151)	21,467,078	185,379

24

500 Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	75,248,206	14,376
Level 2—Other significant observable inputs	80,983	—
Level 3—Significant unobservable inputs	—	—
Total	75,329,189	14,376

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

Special 2008 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,292,713,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 98.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares[1]
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	–37.02%	–2.29%	–1.46%
Returns After Taxes on Distributions	–37.25	–2.57	–1.83
Returns After Taxes on Distributions and Sale of Fund Shares	–23.66	–1.84	–1.29

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$715.38	$0.74
Admiral Shares	1,000.00	715.66	0.39
Signal Shares	1,000.00	715.70	0.39
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Note that the expenses shown in the table on the previous page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

30

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director, and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	James M. Norris
Mortimer J. Buckley	Ralph K. Packard
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Michael S. Miller

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

13

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In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022009

>  For 2008, the three Vanguard small-capitalization index funds generated returns ranging from about –40% to –32%. All three funds closely tracked their target indexes.

>  Although returns were uniformly poor, small-cap stocks held up modestly better than their large- and mid-cap counterparts. In both the broad market and the small-cap arena, value stocks outpaced growth stocks.

>  Information technology stocks weighed heavily on performance.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Small-Cap Index Fund	10
Small-Cap Growth Index Fund	29
Small-Cap Value Index Fund	45
Your Fund’s After-Tax Returns	61
About Your Fund’s Expenses	62
Glossary	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	–36.07%
Admiral™ Shares[1]	VSMAX	–36.00
Signal® Shares[2]	VSISX	–36.00
Institutional Shares[3]	VSCIX	–35.98
ETF Shares[4]	VB
Market Price		–36.27
Net Asset Value		–35.99
MSCI US Small Cap 1750 Index		–36.20
Average Small-Cap Core Fund[5]		–36.21

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	–40.00%
Institutional Shares[3]	VSGIX	–39.91
ETF Shares[4]	VBK
Market Price		–40.12
Net Asset Value		–39.92
MSCI US Small Cap Growth Index		–40.11
Average Small-Cap Growth Fund[5]		–42.10

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	–32.05%
Institutional Shares[3]	VSIIX	–32.02
ETF Shares[4]	VBR
Market Price		–32.34
Net Asset Value		–31.99
MSCI US Small Cap Value Index		–32.11
Average Small-Cap Value Fund[5]		–33.45

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

For the fiscal year ended December 31, 2008, the three Vanguard small-cap index funds successfully tracked their indexes. Nonetheless, it was a disappointing and notably poor year for both small-capitalization stocks and the broad market. The Investor Shares of Vanguard Small-Cap Index Fund declined –36.07%.

Across the stock market, value stocks fared better than growth stocks, and the gap between them was wider among small-cap issues. The Investor Shares of Vanguard Small-Cap Value Index Fund and Small-Cap Growth Index Fund returned –32.05% and –40.00%, respectively.

If you own shares in a taxable account, you may want to review information about the funds’ after-tax returns later in this report.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks returned about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

2

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Information technology stocks impeded the funds’ performance

Although small-cap value stocks held up a bit better than small-cap growth stocks for the year, the difference between them was almost eclipsed by the large declines in every segment of the market. All ten sectors represented in the three funds produced negative returns as the financial

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

crisis deepened and spread throughout the global economy. The funds’ performance varied according to their degrees of exposure to the different industry sectors.

Information technology stocks, which make up nearly one-quarter of the target index of the Small-Cap Growth Index Fund, trimmed more than ten percentage points from overall performance for both the index and the fund. The results were also grim for the Small-Cap Index Fund and the

Small-Cap Value Index Fund. Tech stocks suffered as companies put off infrastructure and technology improvements in the face of budget restrictions, and cost-conscious consumers didn’t buy as many home computers and electronic components.

Consumer discretionary stocks were another source of weakness for all three small-cap funds. As the recession deepened and consumer confidence waned, Americans delayed major

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Signal Shares	0.11
Institutional Shares	0.07
ETF Shares	0.10
Average Small-Cap Core Fund	1.47

Small-Cap Growth Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Growth Fund	1.61

Small-Cap Value Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Value Fund	1.52

1  The fund expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the Small-Cap Index Fund’s expense ratios were 0.23% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The Small-Cap Growth Index Fund’s expense ratios were 0.23% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The Small-Cap Value Index Fund’s expense ratios were 0.23% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

4

purchases, such as cars and home appliances, and cut back on traveling, amusement, and eating at restaurants. The weak business environment led to reduced advertising dollars, which in turn also negatively affected media and broadcast companies.

The financial sector, the worst-performing group in the broad market, also weighed down the small-cap indexes, particularly affecting the Small-Cap Value Index Fund.

During the year, as a succession of major financial institutions required government assistance, went bankrupt, or were forced to merge, the entire industry came under severe pressure.

Slowing business expansion and budget tightening also affected the industrial, energy, and health care sectors, which all suffered sharp declines. Even the usually less-volatile utilities and consumer staples sectors, which can sometimes provide a

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
Small-Cap Index Fund Investor Shares	3.31%
Spliced Small Cap Index[1]	3.00
Average Small-Cap Core Fund[2]	4.59
Small-Cap Growth Index Fund Investor Shares	3.08
Spliced Small Cap Growth Index[3]	2.86
Average Small-Cap Growth Fund[2]	1.28
Small-Cap Value Index Fund Investor Shares	5.22
Spliced Small Cap Value Index[4]	4.94
Average Small-Cap Value Fund[2]	5.79

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

2  Derived from data provided by Lipper Inc.

3  Standard & Poor’s SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

4  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

5

cushion during a recession, experienced losses and detracted from the returns of all three small-cap index funds.

The funds tracked their indexes with skill aided by low costs

Vanguard Small-Cap Index Fund Investor Shares returned an average of 3.31% per year over the past decade, a period that includes two of the worst bear markets on record. Small-Cap Value Index Fund and Small-Cap Growth Index Fund posted average annual returns of 5.22% and 3.08% for the same period.

These results are modest and, in fact, a bit lower than the returns produced by the broad U.S. bond market over the past decade. In our view, however, that does nothing to invalidate the long-term case for equities. We expect stocks to outperform less-risky assets precisely because stocks can occasionally produce the kinds of dismal returns on display in 2008. Financial theory, affirmed by the historical evidence, dictates that investors need to be compensated for this risk.

As the table illustrates, for the ten years ended December 31, the funds successfully tracked their target indexes. The table also shows that two of the funds trailed the average annual returns of their peer groups, though we caution investors not to make too much of this data. Until 2003, the funds tracked indexes that did not reflect the small-cap stock market as it is viewed by active managers. Since May 2003, the funds have targeted indexes from Morgan Stanley Capital International that better represent this market from an active management standpoint. Over the past five years, the average returns of all three funds have outpaced the average returns of their actively managed competitors.

Like all Vanguard funds, the three small-cap index funds benefit from modest operating costs, an advantage that can compound for investors over time.

The funds’ record of tracking the returns of their target benchmarks, which have no costs or operating expenses, is striking. Such success is a tribute to Vanguard’s prudent management and the skill of the Quantitative Equity Group, which brings years of index-tracking expertise to its mandate.

Small-cap stocks have a place in a balanced portfolio

While small-cap stocks sometimes behave differently from their large-cap counterparts, no segment of the stock market was safe from the year’s financial turmoil. To say the least, the investment environment was difficult and challenging in 2008, a year that brought extreme volatility to the financial markets and saw the world fall into a potentially deep recession.

What’s ahead for 2009? It’s tough to say. We can’t control the markets, the economy, or any number of other variables. What we can control, however, is how we respond to these variables. As always, we advise

6

clients to develop and maintain a mix of stock, bond, and money market funds that is consistent with their goals and circumstances and with their willingness and ability to withstand the market’s occasional downturns. Such an approach puts you in a good position to reap the stock market’s expected long-term returns while helping you keep risk to a level that you can live with.

Because small companies often have limited resources and capital, they can be more vulnerable than larger companies to periods of economic weakness. However, small-cap stocks also represent opportunities not found among larger stocks.

Vanguard’s small-cap index funds provide cost-effective exposure to these companies, an important component of a well-diversified portfolio.

We thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

7

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$32.58	$20.40	$0.404	$0.000
Admiral Shares	32.59	20.40	0.431	0.000
Signal Shares	29.38	18.39	0.390	0.000
Institutional Shares	32.60	20.40	0.445	0.000
ETF Shares	68.07	42.60	0.918	0.000
Small-Cap Growth Index Fund
Investor Shares	$20.01	$11.90	$0.101	$0.000
Institutional Shares	20.04	11.91	0.125	0.000
ETF Shares	71.18	42.32	0.425	0.000
Small-Cap Value Index Fund
Investor Shares	$15.49	$10.21	$0.296	$0.000
Institutional Shares	15.53	10.22	0.318	0.000
ETF Shares	64.65	42.58	1.313	0.000

8

Vanguard Small-Cap Index ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008

	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	515	41.36%	685	55.02%
25–49.9	16	1.29	23	1.85
50–74.9	0	0.00	1	0.08
75–100.0	2	0.16	1	0.08
>100.0	1	0.08	1	0.08
Total	534	42.89%	711	57.11%

Vanguard Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008
	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	528	42.41%	663	53.26%
25–49.9	7	0.56	30	2.41
50–74.9	2	0.16	2	0.16
75–100.0	1	0.08	2	0.16
>100.0	2	0.16	8	0.64
Total	540	43.37%	705	56.63%

Vanguard Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008
	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	537	43.13%	652	52.37%
25–49.9	23	1.85	25	2.01
50–74.9	3	0.24	3	0.24
75–100.0	0	0.00	0	0.00
>100.0	1	0.08	1	0.08
Total	564	45.30%	681	54.70%

1 Inception.

2  One basis point equals 1/100 of a percentage point.

9

Small-Cap Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,744	1,742	4,593
Median Market Cap	$1.0B	$1.0B	$25.3B
Price/Earnings Ratio	15.5x	15.5x	11.8x
Price/Book Ratio	1.4x	1.4x	1.7x
Yield[3]		1.9%	2.8%
Investor Shares	2.1%
Admiral Shares	2.2%
Signal Shares	2.2%
Institutional Shares	2.3%
ETF Shares	2.3%
Return on Equity	13.3%	13.2%	20.8%
Earnings Growth Rate	14.1%	14.1%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.22%
Admiral Shares	0.11%
Signal Shares	0.11%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.1%	12.1%	8.9%
Consumer Staples	3.5	3.5	11.2
Energy	5.3	5.3	12.4
Financials	22.3	22.3	15.6
Health Care	13.0	13.0	14.4
Industrials	17.0	17.0	11.2
Information Technology	16.3	16.3	15.2
Materials	4.3	4.3	3.3
Telecommunication
Services	1.0	1.0	3.4
Utilities	5.2	5.2	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.93
Beta	1.00	1.21

1  MSCI US Small Cap 1750 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.23% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

10

Small-Cap Index Fund

Ten Largest Holdings[1] (% of total net assets)

URS Corp.	construction and
	engineering	0.4%
Strayer Education, Inc.	education services	0.3
Aqua America, Inc.	water utilities	0.3
Watson
Pharmaceuticals, Inc.	pharmaceuticals	0.3
UGI Corp. Holding Co.	gas utilities	0.3
Valley National Bancorp	regional banks	0.3
Waste Connections, Inc.	environmental and
	facilities services	0.3
Arthur J. Gallagher & Co.	insurance brokers	0.2
AGL Resources Inc.	gas utilities	0.2
AptarGroup Inc.	metal and
	glass containers	0.2
Top Ten		2.8%

Investment Focus

1  The holdings listed exclude any temporary cash investments and equity index products.

11

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended December 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Index Fund Investor Shares[1]	–36.07%	–0.76%	3.31%	$13,854
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Small Cap Index[2]	–36.20	–0.73	3.00	13,441
Average Small-Cap Core Fund[3]	–36.21	–1.78	4.59	15,658

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[4]	Investment
Small-Cap Index Fund Admiral Shares	–36.00%	–0.66%	2.11%	$118,533
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.26	83,059
Spliced Small Cap Index[2]	–36.20	–0.73	1.87	116,255

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Small-Cap Index Fund Signal Shares	–36.00%	–19.45%	$642,722
Dow Jones Wilshire 5000 Index	–37.34	–18.49	658,483
MSCI US Small Cap 1750 Index	–36.20	–19.59	640,443

1  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares, and December 15, 2006, for Signal Shares.

12

Small-Cap Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Index Fund Institutional Shares	–35.98%	–0.61%	3.47%	$7,034,118
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
Spliced Small Cap Index[1]	–36.20	–0.73	3.00	6,720,600

			Final Value of
		Since	a $10,000
	One Year	Inception[2]	Investment
Small-Cap Index Fund ETF Shares Net Asset Value	–35.99%	–2.04%	$9,032
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
MSCI US Small Cap 1750 Index	–36.20	–2.13	8,995

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2008

		Cumulative
	One Year	Since Inception[2]
Small-Cap Index Fund ETF Shares Market Price	–36.27%	–10.06%
Small-Cap Index Fund ETF Shares Net Asset Value	–35.99	–9.68
MSCI US Small Cap 1750 Index	–36.20	–10.05

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

2  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception date: January 26, 2004. Note: See Financial Highlights tables for dividend and capital gains information.

13

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Strayer Education, Inc.	152,064	32,604	0.3%
	Snap-On Inc.	612,031	24,102	0.2%
	Wendy’s/Arby’s Group, Inc.	4,254,149	21,015	0.2%
†	Consumer Discretionary—Other		1,169,833	11.3%
			1,247,554	12.0%
Consumer Staples
	Corn Products International, Inc.	793,409	22,890	0.2%
	Alberto-Culver Co.	933,009	22,868	0.2%
	Flowers Foods, Inc.	903,053	21,998	0.2%
*	BJ’s Wholesale Club, Inc.	639,831	21,921	0.2%
†	Consumer Staples—Other		273,032	2.7%
			362,709	3.5%
Energy
*	Comstock Resources, Inc.	490,255	23,165	0.2%
†	Energy—Other		519,629	5.0%
			542,794	5.2%
Financials
	Valley National Bancorp	1,364,685	27,635	0.3%
	Arthur J. Gallagher & Co.	994,012	25,755	0.3%
^	Realty Income Corp. REIT	1,079,697	24,995	0.2%
	Digital Realty Trust, Inc. REIT	728,043	23,916	0.2%
	The Hanover Insurance Group Inc.	543,121	23,338	0.2%
	Bank of Hawaii Corp.	508,962	22,990	0.2%
	Senior Housing Properties Trust REIT	1,219,799	21,859	0.2%
	StanCorp Financial Group, Inc.	520,888	21,757	0.2%
	Aspen Insurance Holdings Ltd.	892,149	21,635	0.2%
	Essex Property Trust, Inc. REIT	272,438	20,910	0.2%
	Alexandria Real Estate Equities, Inc. REIT	342,209	20,649	0.2%
†	Financials—Other		2,050,314	19.7%
			2,305,753	22.1%

14

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Watson Pharmaceuticals, Inc.	1,057,367	28,094	0.3%
*	Gen-Probe Inc.	577,684	24,748	0.2%
*	OSI Pharmaceuticals, Inc.	613,056	23,940	0.2%
*	IDEXX Laboratories, Inc.	633,266	22,848	0.2%
*,^	Valeant Pharmaceuticals International	938,287	21,487	0.2%
	Teleflex Inc.	422,658	21,175	0.2%
†	Health Care—Other		1,194,180	11.5%
			1,336,472	12.8%
Industrials
*	URS Corp.	899,664	36,679	0.4%
*	Waste Connections, Inc.	831,296	26,244	0.3%
	Lincoln Electric Holdings, Inc.	456,502	23,250	0.2%
	Watson Wyatt & Co. Holdings	460,943	22,042	0.2%
*	Corrections Corp. of America	1,335,693	21,852	0.2%
*	Aecom Technology Corp.	710,043	21,820	0.2%
	Landstar System, Inc.	564,232	21,683	0.2%
	IDEX Corp.	879,596	21,242	0.2%
*	Continental Airlines, Inc. Class B	1,169,781	21,126	0.2%
†	Industrials—Other		1,537,494	14.7%
			1,753,432	16.8%
Information Technology
*	ANSYS, Inc.	899,939	25,099	0.3%
*	Itron, Inc.	365,542	23,300	0.2%
^	FactSet Research Systems Inc.	485,829	21,493	0.2%
*	Sybase, Inc.	857,412	21,238	0.2%
†	Information Technology—Other		1,586,814	15.2%
			1,677,944	16.1%
Materials
	AptarGroup Inc.	723,066	25,481	0.3%
†	Materials—Other		417,228	3.9%
			442,709	4.2%

†Telecommunication Services			103,828	1.0%

Utilities
	Aqua America, Inc.	1,436,864	29,585	0.3%
	UGI Corp. Holding Co.	1,146,938	28,008	0.3%
	AGL Resources Inc.	816,847	25,608	0.2%
	OGE Energy Corp.	983,338	25,350	0.2%
	Piedmont Natural Gas, Inc.	781,761	24,758	0.2%
	Great Plains Energy, Inc.	1,265,330	24,459	0.2%
	Westar Energy, Inc.	1,152,336	23,634	0.2%
	ITC Holdings Corp.	527,078	23,023	0.2%
	Atmos Energy Corp.	965,556	22,884	0.2%
	Hawaiian Electric Industries Inc.	960,744	21,271	0.2%
	Vectren Corp.	819,627	20,499	0.2%
†	Utilities—Other		268,374	2.7%
			537,453	5.1%
Total Common Stocks (Cost $14,173,920)			10,310,648	98.8%[1]

15

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	1.378%	424,976,026	424,976	4.1%

†[4]U.S. Agency Obligations			13,996	0.1%
Total Temporary Cash Investments (Cost $438,932)			438,972	4.2%[1]
Total Investments (Cost $14,612,852)			10,749,620	103.0%
Other Assets and Liabilities
Other Assets			75,877	0.7%
Liabilities[3]			(390,109)	(3.7%)
			(314,232)	(3.0%)
Net Assets			10,435,388	100.0%

16

Small-Cap Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	15,621,456
Overdistributed Net Investment Income	(16,175)
Accumulated Net Realized Losses	(1,310,917)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,863,232)
Futures Contracts	4,256
Net Assets	10,435,388

Investor Shares—Net Assets
Applicable to 198,529,185 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,050,185
Net Asset Value Per Share—Investor Shares	$20.40

Admiral Shares—Net Assets
Applicable to 70,795,689 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,444,319
Net Asset Value Per Share—Admiral Shares	$20.40

Signal Shares—Net Assets
Applicable to 63,700,953 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,171,526
Net Asset Value Per Share—Signal Shares	$18.39

Institutional Shares—Net Assets
Applicable to 124,736,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,545,216
Net Asset Value Per Share—Institutional Shares	$20.40

ETF Shares—Net Assets
Applicable to 28,734,991 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,224,142
Net Asset Value Per Share—ETF Shares	$42.60

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  The total value of securities on loan is $293,301,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $314,782,000 of collateral received for securities on loan.

4  Securities with a value of $13,996,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	188,224
Interest[1]	2,002
Security Lending	37,057
Total Income	227,283
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative—Investor Shares	9,984
Management and Administrative—Admiral Shares	1,624
Management and Administrative—Signal Shares	1,240
Management and Administrative—Institutional Shares	1,050
Management and Administrative—ETF Shares	708
Marketing and Distribution—Investor Shares	1,548
Marketing and Distribution—Admiral Shares	549
Marketing and Distribution—Signal Shares	362
Marketing and Distribution—Institutional Shares	946
Marketing and Distribution—ETF Shares	312
Custodian Fees	595
Auditing Fees	29
Shareholders’ Reports—Investor Shares	228
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	35
Shareholders’ Reports—Institutional Shares	41
Shareholders’ Reports—ETF Shares	52
Trustees’ Fees and Expenses	21
Total Expenses	19,703
Net Investment Income	207,580
Realized Net Gain (Loss)
Investment Securities Sold	570,477
Futures Contracts	(39,765)
Realized Net Gain (Loss)	530,712
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(6,347,839)
Futures Contracts	2,844
Change in Unrealized Appreciation (Depreciation)	(6,344,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,606,703)

1  Interest income from an affiliated company of the fund was $1,762,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	207,580	196,145
Realized Net Gain (Loss)	530,712	1,177,881
Change in Unrealized Appreciation (Depreciation)	(6,344,995)	(1,202,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,606,703)	171,124
Distributions
Net Investment Income
Investor Shares	(78,250)	(77,893)
Admiral Shares	(30,066)	(31,988)
Signal Shares	(24,267)	(22,088)
Institutional Shares	(53,803)	(49,873)
ETF Shares	(25,370)	(14,502)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(211,756)	(196,344)
Capital Share Transactions
Investor Shares	168,313	(620,006)
Admiral Shares	(11,036)	(837,510)
Signal Shares	199,826	1,581,465
Institutional Shares	429,108	498,024
ETF Shares	598,110	452,664
Net Increase (Decrease) from Capital Share Transactions	1,384,321	1,074,637
Total Increase (Decrease)	(4,434,138)	1,049,417
Net Assets
Beginning of Period	14,869,526	13,820,109
End of Period[1]	10,435,388	14,869,526

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,175,000) and ($11,999,000). See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$32.58	$32.62	$28.52	$26.83	$22.60
Investment Operations
Net Investment Income	.398	.413	.357	.290	.267
Net Realized and Unrealized Gain (Loss)
on Investments	(12.174)	(.041)	4.101	1.690	4.228
Total from Investment Operations	(11.776)	.372	4.458	1.980	4.495
Distributions
Dividends from Net Investment Income	(.404)	(.412)	(.358)	(.290)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.404)	(.412)	(.358)	(.290)	(.265)
Net Asset Value, End of Period	$20.40	$32.58	$32.62	$28.52	$26.83

Total Return[1]	–36.07%	1.16%	15.64%	7.36%	19.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,050	$6,214	$6,808	$5,902	$6,247
Ratio of Total Expenses to
Average Net Assets	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.23%	1.18%	1.08%	1.13%
Portfolio Turnover Rate[2]	14%	16%	13%	18%	19%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$32.59	$32.64	$28.53	$26.83	$22.60
Investment Operations
Net Investment Income	.426	.440	.395	.325	.294
Net Realized and Unrealized Gain (Loss)
on Investments	(12.185)	(.040)	4.101	1.690	4.228
Total from Investment Operations	(11.759)	.400	4.496	2.015	4.522
Distributions
Dividends from Net Investment Income	(.431)	(.450)	(.386)	(.315)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.431)	(.450)	(.386)	(.315)	(.292)
Net Asset Value, End of Period	$20.40	$32.59	$32.64	$28.53	$26.83

Total Return	–36.00%	1.24%	15.77%	7.49%	20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,444	$2,325	$3,078	$2,382	$1,451
Ratio of Total Expenses to
Average Net Assets	0.12%	0.11%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.60%	1.34%	1.28%	1.18%	1.25%
Portfolio Turnover Rate[1]	14%	16%	13%	18%	19%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Signal Shares

			Dec. 15,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.385	.406	.004
Net Realized and Unrealized Gain (Loss) on Investments	(10.985)	(.042)	(.251)
Total from Investment Operations	(10.600)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.390)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.390)	(.404)	(.313)
Net Asset Value, End of Period	$18.39	$29.38	$29.42

Total Return	–36.00%	1.25%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,172	$1,625	$157
Ratio of Total Expenses to Average Net Assets	0.12%	0.11%	0.13%[2]
Ratio of Net Investment Income to Average Net Assets	1.60%	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	14%	16%	13%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$32.60	$32.65	$28.54	$26.84	$22.61
Investment Operations
Net Investment Income	.441	.457	.411	.343	.306
Net Realized and Unrealized Gain (Loss)
on Investments	(12.196)	(.041)	4.101	1.690	4.228
Total from Investment Operations	(11.755)	.416	4.512	2.033	4.534
Distributions
Dividends from Net Investment Income	(.445)	(.466)	(.402)	(.333)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.445)	(.466)	(.402)	(.333)	(.304)
Net Asset Value, End of Period	$20.40	$32.60	$32.65	$28.54	$26.84

Total Return	–35.98%	1.29%	15.82%	7.56%	20.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,545	$3,585	$3,107	$2,089	$1,648
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.38%	1.33%	1.23%	1.30%
Portfolio Turnover Rate[1]	14%	16%	13%	18%	19%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

ETF Shares

					Jan. 26,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.07	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.910	.959	.836	.668	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(25.462)	(.093)	8.569	3.555	5.436
Total from Investment Operations	(24.552)	.866	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.918)	(.956)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.918)	(.956)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$42.60	$68.07	$68.16	$59.59	$56.05

Total Return	–35.99%	1.27%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,224	$1,121	$670	$265	$186
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	1.62%	1.35%	1.31%	1.20%	1.19%[2]
Portfolio Turnover Rate[3]	14%	16%	13%	18%	19%

1 Inception. 2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

25

Small-Cap Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,467,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $1,277,708,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $4,391,000 of ordinary income available for distribution. The fund had available realized losses of $1,299,876,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, $481,807,000 through December 31, 2016, and $468,679,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $14,619,607,000. Net unrealized depreciation of investment securities for tax purposes was $3,869,987,000, consisting of unrealized gains of $812,978,000 on securities that had risen in value since their purchase and $4,682,965,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Small-Cap Index Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	2,353	117,156	4,256

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $5,603,316,000 of investment securities and sold $4,271,368,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,369,493	50,519	1,361,813	39,979
Issued in Lieu of Cash Distributions	74,366	3,864	74,557	2,316
Redeemed	(1,275,546)	(46,583)	(2,056,376)	(60,246)
Net Increase (Decrease)—Investor Shares	168,313	7,800	(620,006)	(17,951)
Admiral Shares
Issued	313,670	11,694	818,163	23,907
Issued in Lieu of Cash Distributions	26,178	1,359	28,260	877
Redeemed	(350,884)	(13,585)	(1,683,933)	(47,757)
Net Increase (Decrease)—Admiral Shares	(11,036)	(532)	(837,510)	(22,973)
Signal Shares
Issued	565,494	23,032	1,803,211	57,241
Issued in Lieu of Cash Distributions	21,794	1,257	20,008	690
Redeemed	(387,462)	(15,887)	(241,754)	(7,956)
Net Increase (Decrease)—Signal Shares	199,826	8,402	1,581,465	49,975
Institutional Shares
Issued	1,225,972	44,213	1,279,839	37,539
Issued in Lieu of Cash Distributions	50,865	2,644	46,539	1,445
Redeemed	(847,729)	(32,066)	(828,354)	(24,209)
Net Increase (Decrease)—Institutional Shares	429,108	14,791	498,024	14,775
ETF Shares
Issued	3,053,322	53,168	3,122,592	43,730
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,455,212)	(40,900)	(2,669,928)	(37,100)
Net Increase (Decrease)—ETF Shares	598,110	12,268	452,664	6,630

27

Small-Cap Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	10,735,624	4,256
Level 2—Other significant observable inputs	13,996	—
Level 3—Significant unobservable inputs	—	—
Total	10,749,620	4,256

28

Small-Cap Growth Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	975	973	4,593
Median Market Cap	$1.0B	$1.0B	$25.3B
Price/Earnings Ratio	17.8x	17.8x	11.8x
Price/Book Ratio	1.9x	1.9x	1.7x
Yield[3]		0.5%	2.8%
Investor Shares	0.7%
Institutional Shares	0.9%
ETF Shares	0.9%
Return on Equity	15.6%	15.3%	20.8%
Earnings Growth Rate	21.7%	21.8%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	38%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.1%	14.0%	8.9%
Consumer Staples	3.3	3.3	11.2
Energy	6.1	6.0	12.4
Financials	8.0	8.1	15.6
Health Care	20.0	20.0	14.4
Industrials	19.3	19.3	11.2
Information Technology	24.5	24.6	15.2
Materials	2.8	2.8	3.3
Telecommunication
Services	1.3	1.3	3.4
Utilities	0.6	0.6	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.91
Beta	1.00	1.30

Ten Largest Holdings[6] (% of total net assets)

Strayer Education, Inc.	education services	0.6%
Waste Connections, Inc.	environmental and
	facilities services	0.5
ANSYS, Inc.	application software	0.5
Gen-Probe Inc.	health care
	equipment	0.5
OSI Pharmaceuticals, Inc.	biotechnology	0.5
Itron, Inc.	electronic equipment
	and instruments	0.4
Comstock Resources, Inc.	oil and
	gas exploration
	and production	0.4
ITC Holdings Corp.	electric utilities	0.4
Alberto-Culver Co.	personal products	0.4
IDEXX Laboratories, Inc.	health care
	equipment	0.4
Top Ten		4.6%

Investment Focus

1  MSCI US Small Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.23% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

29

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended December 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Growth Index Fund
Investor Shares[1]	–40.00%	–1.48%	3.08%	$13,550
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Small Cap Growth Index[2]	–40.11	–1.46	2.86	13,262
Average Small-Cap Growth Fund[3]	–42.10	–4.09	1.28	11,356

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[4]	Investment
Small-Cap Growth Index Fund Institutional Shares	–39.91%	–1.32%	1.97%	$5,911,367
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.34	4,079,227
Spliced Small Cap Growth Index[2]	–40.11	–1.46	1.63	5,744,036

1  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the Institutional Shares’ inception date: May 24, 2000.

30

Small-Cap Growth Index Fund

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Small-Cap Growth Index Fund ETF Shares
Net Asset Value	–39.92%	–3.12%	$8,553
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
MSCI US Small Cap Growth Index	–40.11	–3.20	8,518

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2008
		Cumulative
	One Year	Since Inception[1]
Small-Cap Growth Index Fund ETF Shares
Market Price	–40.12%	–14.74%
Small-Cap Growth Index Fund ETF Shares
Net Total Returns	–39.92	–14.47
MSCI US Small Cap Growth Index	–40.11	–14.82

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception date: January 26, 2004.

2  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

Note: See Financial Highlights tables for dividend and capital gains information.

31

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Strayer Education, Inc.	89,822	19,259	0.6%
	John Wiley & Sons Class A	279,269	9,936	0.3%
*	Marvel Entertainment, Inc.	320,684	9,861	0.3%
*,^	Panera Bread Co.	182,865	9,553	0.3%
*,^	Netflix.com, Inc.	306,201	9,152	0.3%
†	Consumer Discretionary—Other		371,304	12.2%
			429,065	14.0%
Consumer Staples
	Alberto-Culver Co.	550,970	13,504	0.4%
†	Consumer Staples—Other		85,821	2.8%
			99,325	3.2%
Energy
*	Comstock Resources, Inc.	289,421	13,675	0.4%
*	EXCO Resources, Inc.	1,127,809	10,218	0.3%
*	Oceaneering International, Inc.	348,715	10,162	0.3%
*	Dresser Rand Group, Inc.	526,541	9,083	0.3%
†	Energy—Other		142,454	4.8%
			185,592	6.1%
Financials
*	Affiliated Managers Group, Inc.	256,985	10,773	0.4%
	Odyssey Re Holdings Corp.	179,286	9,289	0.3%
	Digital Realty Trust, Inc. REIT	279,422	9,179	0.3%
†	Financials—Other		214,342	7.0%
			243,583	8.0%
Health Care
*	Gen-Probe Inc.	341,004	14,609	0.5%
*	OSI Pharmaceuticals, Inc.	362,071	14,139	0.5%
*	IDEXX Laboratories, Inc.	373,913	13,491	0.4%
*	Valeant Pharmaceuticals International	554,140	12,690	0.4%
*	Onyx Pharmaceuticals, Inc.	353,001	12,059	0.4%
*	Immucor Inc.	441,407	11,733	0.4%

32

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Thoratec Corp.	343,847	11,172	0.4%
*	BioMarin Pharmaceutical Inc.	626,524	11,152	0.4%
*	VCA Antech, Inc.	530,672	10,550	0.3%
*	Psychiatric Solutions, Inc.	350,129	9,751	0.3%
†	Health Care—Other		487,052	15.9%
			608,398	19.9%
Industrials
*	Waste Connections, Inc.	490,932	15,499	0.5%
*	Corrections Corp. of America	788,459	12,899	0.4%
*	Aecom Technology Corp.	419,283	12,885	0.4%
	Landstar System, Inc.	333,126	12,802	0.4%
	IDEX Corp.	519,506	12,546	0.4%
*	Continental Airlines, Inc. Class B	690,767	12,475	0.4%
	Wabtec Corp.	289,562	11,510	0.4%
	MSC Industrial Direct Co., Inc. Class A	280,048	10,314	0.3%
	CLARCOR Inc.	303,138	10,058	0.3%
*	Teledyne Technologies, Inc.	213,380	9,506	0.3%
*	JetBlue Airways Corp.	1,277,159	9,068	0.3%
†	Industrials—Other		459,116	15.1%
			588,678	19.2%
Information Technology
*	ANSYS, Inc.	531,467	14,823	0.5%
*	Itron, Inc.	215,955	13,765	0.5%
^	FactSet Research Systems Inc.	286,804	12,688	0.4%
*	Sybase, Inc.	506,395	12,543	0.4%
*	F5 Networks, Inc.	506,458	11,578	0.4%
*	Equinix, Inc.	210,589	11,201	0.4%
*	Solera Holdings, Inc.	414,670	9,994	0.3%
*	NeuStar, Inc. Class A	495,211	9,473	0.3%
*	Rambus Inc.	594,724	9,468	0.3%
	Jack Henry & Associates Inc.	487,274	9,458	0.3%
*	Parametric Technology Corp.	725,422	9,177	0.3%
*	Metavante Technologies	564,234	9,090	0.3%
	National Instruments Corp.	370,910	9,035	0.3%
†	Information Technology—Other		606,630	19.8%
			748,923	24.5%
Materials
	Compass Minerals International, Inc.	204,098	11,972	0.4%
†	Materials—Other		72,405	2.3%
			84,377	2.7%
Telecommunication Services
*	SBA Communications Corp.	600,409	9,799	0.3%
†	Telecommunication Services—Other		30,488	1.0%
			40,287	1.3%
Utilities
	ITC Holdings Corp.	311,304	13,598	0.5%
†	Utilities—Other		4,222	0.1%
			17,820	0.6%
Total Common Stocks (Cost $4,155,233)			3,046,048	99.5%[1]

33

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	1.378%	119,061,964	119,062	3.9%

†[4]U.S. Agency Obligations			4,499	0.1%
Total Temporary Cash Investments (Cost $123,545)			123,561	4.0%[1]
Total Investments (Cost $4,278,778)			3,169,609	103.5%
Other Assets and Liabilities
Other Assets			33,897	1.1%
Liabilities[3]			(142,011)	(4.6%)
			(108,114)	(3.5%)
Net Assets			3,061,495	100.0%

34

Small-Cap Growth Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	5,164,187
Overdistributed Net Investment Income	(4,781)
Accumulated Net Realized Losses	(989,293)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,109,169)
Futures Contracts	551
Net Assets	3,061,495

Investor Shares—Net Assets
Applicable to 157,190,647 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,870,570
Net Asset Value Per Share—Investor Shares	$11.90

Institutional Shares—Net Assets
Applicable to 42,907,699 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	511,181
Net Asset Value Per Share—Institutional Shares	$11.91

ETF Shares—Net Assets
Applicable to 16,063,690 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	679,744
Net Asset Value Per Share—ETF Shares	$42.32

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $106,956,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 3.7%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $112,277,000 of collateral received for securities on loan.

4  Securities with a value of $4,499,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	20,567
Interest[1]	498
Security Lending	11,734
Total Income	32,799
Expenses
The Vanguard Group—Note B
Investment Advisory Services	148
Management and Administrative—Investor Shares	4,508
Management and Administrative—Institutional Shares	110
Management and Administrative—ETF Shares	507
Marketing and Distribution—Investor Shares	724
Marketing and Distribution—Institutional Shares	188
Marketing and Distribution—ETF Shares	232
Custodian Fees	390
Auditing Fees	28
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Institutional Shares	57
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	6
Total Expenses	7,031
Net Investment Income	25,768
Realized Net Gain (Loss)
Investment Securities Sold	(364,844)
Futures Contracts	(9,748)
Realized Net Gain (Loss)	(374,592)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,579,793)
Futures Contracts	(127)
Change in Unrealized Appreciation (Depreciation)	(1,579,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,928,744)

1  Interest income from an affiliated company of the fund was $438,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,768	21,572
Realized Net Gain (Loss)	(374,592)	322,528
Change in Unrealized Appreciation (Depreciation)	(1,579,920)	(44,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,928,744)	299,680
Distributions
Net Investment Income
Investor Shares	(15,611)	(13,044)
Institutional Shares	(5,087)	(4,183)
ETF Shares	(6,779)	(5,007)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(27,477)	(22,234)
Capital Share Transactions
Investor Shares	269,325	421,491
Institutional Shares	129,511	421,067
ETF Shares	232,705	283,966
Net Increase (Decrease) from Capital Share Transactions	631,541	1,126,524
Total Increase (Decrease)	(1,324,680)	1,403,970
Net Assets
Beginning of Period	4,386,175	2,982,205
End of Period[1]	3,061,495	4,386,175

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,781,000) and ($3,072,000).

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.01	$18.34	$16.43	$15.16	$13.08
Investment Operations
Net Investment Income	.096	.095	.051	.040	.020
Net Realized and Unrealized Gain (Loss)
on Investments	(8.105)	1.669	1.911	1.270	2.080
Total from Investment Operations	(8.009)	1.764	1.962	1.310	2.100
Distributions
Dividends from Net Investment Income	(.101)	(.094)	(.052)	(.040)	(.020)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.101)	(.094)	(.052)	(.040)	(.020)
Net Asset Value, End of Period	$11.90	$20.01	$18.34	$16.43	$15.16

Total Return[1]	–40.00%	9.63%	11.94%	8.64%	16.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,871	$2,825	$2,208	$1,726	$1,435
Ratio of Total Expenses to
Average Net Assets	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.60%	0.52%	0.30%	0.27%	0.13%
Portfolio Turnover Rate[2]	38%	32%	40%	39%	41%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.04	$18.37	$16.46	$15.18	$13.09
Investment Operations
Net Investment Income	.121	.125	.080	.073	.048
Net Realized and Unrealized Gain (Loss)
on Investments	(8.126)	1.669	1.910	1.270	2.080
Total from Investment Operations	(8.005)	1.794	1.990	1.343	2.128
Distributions
Dividends from Net Investment Income	(.125)	(.124)	(.080)	(.063)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.125)	(.124)	(.080)	(.063)	(.038)
Net Asset Value, End of Period	$11.91	$20.04	$18.37	$16.46	$15.18

Total Return	–39.91%	9.78%	12.09%	8.84%	16.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$511	$703	$257	$73	$38
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.76%	0.67%	0.45%	0.42%	0.28%
Portfolio Turnover Rate[1]	38%	32%	40%	39%	41%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

					Jan. 26,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$71.18	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.411	.415	.262	.200	.091
Net Realized and Unrealized Gain (Loss)
on Investments	(28.846)	5.940	6.773	4.534	3.177
Total from Investment Operations	(28.435)	6.355	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.425)	(.415)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.425)	(.415)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$42.32	$71.18	$65.24	$58.47	$53.95

Total Return	–39.92%	9.74%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$680	$858	$518	$206	$92
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.63%	0.41%	0.37%	0.15%[2]
Portfolio Turnover Rate[3]	38%	32%	40%	39%	41%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

41

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $765,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $440,973,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $328,000 of ordinary income available for distribution. The fund had available realized losses of $970,087,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, $302,440,000 through December 31, 2016, and $625,379,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $4,297,429,000. Net unrealized depreciation of investment securities for tax purposes was $1,127,820,000, consisting of unrealized gains of $135,349,000 on securities that had risen in value since their purchase and $1,263,169,000 in unrealized losses on securities that had fallen in value since their purchase.

42

Small-Cap Growth Index Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	201	10,008	551

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $3,227,645,000 of investment securities and sold $2,596,243,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	948,611	58,907	964,991	48,107
Issued in Lieu of Cash Distributions	14,677	1,296	12,288	626
Redeemed	(693,963)	(44,169)	(555,788)	(27,954)
Net Increase (Decrease)—Investor Shares	269,325	16,034	421,491	20,779
Institutional Shares
Issued	283,248	17,034	515,647	25,803
Issued in Lieu of Cash Distributions	4,709	416	3,957	201
Redeemed	(158,446)	(9,630)	(98,537)	(4,882)
Net Increase (Decrease)—Institutional Shares	129,511	7,820	421,067	21,122
ETF Shares
Issued	1,346,817	21,705	1,461,000	20,320
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,114,112)	(17,700)	(1,177,034)	(16,200)
Net Increase (Decrease)—ETF Shares	232,705	4,005	283,966	4,120

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

43

Small-Cap Growth Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	3,165,110	551
Level 2—Other significant observable inputs	4,499	—
Level 3—Significant unobservable inputs	—	—
Total	3,169,609	551

44

Small-Cap Value Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	977	977	4,593
Median Market Cap	$1.0B	$1.0B	$25.3B
Price/Earnings Ratio	13.7x	13.7x	11.8x
Price/Book Ratio	1.0x	1.0x	1.7x
Yield[3]		3.4%	2.8%
Investor Shares	3.5%
Institutional Shares	3.7%
ETF Shares	3.7%
Return on Equity	11.5%	11.5%	20.8%
Earnings Growth Rate	8.2%	8.2%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	30%	—	—
Expense Ratio
(12/31/12007)[4]		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.1%	10.1%	8.9%
Consumer Staples	3.8	3.8	11.2
Energy	4.4	4.5	12.4
Financials	36.8	36.8	15.6
Health Care	5.9	5.9	14.4
Industrials	14.7	14.7	11.2
Information Technology	8.0	7.9	15.2
Materials	5.8	5.8	3.3
Telecommunication
Services	0.7	0.7	3.4
Utilities	9.8	9.8	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.00	1.12

Ten Largest Holdings[6] (% of total net assets)

URS Corp.	construction
	and engineering	0.7%
Aqua America, Inc.	water utilities	0.6
Watson
Pharmaceuticals, Inc.	pharmaceuticals	0.5
UGI Corp. Holding Co.	gas utilities	0.5
Valley National Bancorp	regional banks	0.5
Arthur J. Gallagher & Co.	insurance brokers	0.5
AGL Resources Inc.	gas utilities	0.5
AptarGroup Inc.	metal and
	glass containers	0.5
OGE Energy Corp.	multi-utilities	0.5
Realty Income Corp. REIT	retail REITs	0.5
Top Ten		5.3%

Investment Focus

1  MSCI US Small Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.23% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

45

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended December 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Value Index Fund Investor Shares[1]	–32.05%	–0.27%	5.22%	$16,634
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Small Cap Value Index[2]	–32.11	–0.16	4.94	16,201
Average Small-Cap Value Fund[3]	–33.45	–1.23	5.79	17,559

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[4]	Investment
Small-Cap Value Index Fund Institutional Shares	–32.02%	–0.11%	5.87%	$8,388,871
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.46	3,990,065
Spliced Small Cap Value Index[2]	–32.11	–0.16	5.43	8,074,426

			Final Value of
		Since	a $10,000
	One Year	Inception[4]	Investment
Small-Cap Value Index Fund ETF Shares
Net Asset Value	–31.99%	–1.22%	$9,415
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
MSCI US Small Cap Value Index	–32.11	–1.21	9,419

1  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: December 7, 1999, for Institutional Shares, and January 26, 2004, for ETF Shares.

46

Small-Cap Value Index Fund

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2008

		Cumulative
	One Year	Since Inception[1]
Small-Cap Value Index Fund ETF Shares
Market Price	–32.34%	–6.31%
Small-Cap Value Index Fund ETF Shares
Net Total Returns	–31.99	–5.85
MSCI US Small Cap Value Index	–32.11	–5.81

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception date: January 26, 2004.

2  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

Note: See Financial Highlights tables for dividend and capital gains information.

47

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Snap-On Inc.	441,002	17,367	0.5%
† Consumer Discretionary—Other		358,465	9.6%
		375,832	10.1%
Consumer Staples
Corn Products International, Inc.	571,668	16,493	0.4%
† Consumer Staples—Other		123,703	3.4%
		140,196	3.8%

†Energy		164,775	4.4%

Financials
Valley National Bancorp	983,388	19,914	0.5%
Arthur J. Gallagher & Co.	716,303	18,559	0.5%
Realty Income Corp. REIT	778,007	18,011	0.5%
The Hanover Insurance Group Inc.	391,322	16,815	0.5%
Bank of Hawaii Corp.	366,660	16,562	0.4%
Senior Housing Properties Trust REIT	879,003	15,752	0.4%
StanCorp Financial Group, Inc.	375,288	15,676	0.4%
Aspen Insurance Holdings Ltd.	642,892	15,590	0.4%
Essex Property Trust, Inc. REIT	196,276	15,064	0.4%
Alexandria Real Estate Equities, Inc. REIT	246,481	14,873	0.4%
First Niagara Financial Group, Inc.	854,418	13,816	0.4%
Platinum Underwriters Holdings, Ltd.	373,759	13,485	0.4%
Highwood Properties, Inc. REIT	487,587	13,340	0.4%
BancorpSouth, Inc.	569,325	13,299	0.4%
Fulton Financial Corp.	1,340,207	12,893	0.3%
* ProAssurance Corp.	244,072	12,882	0.3%
FirstMerit Corp.	620,770	12,782	0.3%
Mack-Cali Realty Corp. REIT	504,816	12,368	0.3%

48

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Allied World Assurance Holdings, Ltd.	300,730	12,210	0.3%
	Corporate Office Properties Trust, Inc. REIT	390,989	12,003	0.3%
†	Financials—Other		1,067,872	28.9%
			1,363,766	36.7%
Health Care
*	Watson Pharmaceuticals, Inc.	761,946	20,245	0.6%
	Teleflex Inc.	304,505	15,256	0.4%
	Universal Health Services Class B	362,209	13,608	0.4%
	PerkinElmer, Inc.	917,518	12,763	0.4%
*	AMERIGROUP Corp.	407,166	12,020	0.3%
†	Health Care—Other		146,644	3.8%
			220,536	5.9%
Industrials
*	URS Corp.	648,270	26,430	0.7%
	Lincoln Electric Holdings, Inc.	328,942	16,753	0.5%
	Kennametal, Inc.	587,945	13,046	0.4%
	The Timken Co.	629,447	12,356	0.3%
	Hubbell Inc. Class B	375,662	12,277	0.3%
†	Industrials—Other		463,961	12.5%
			544,823	14.7%
Information Technology
	Diebold, Inc.	505,092	14,188	0.4%
*	Compuware Corp.	1,957,096	13,210	0.4%
†	Information Technology—Other		267,771	7.2%
			295,169	8.0%
Materials
	AptarGroup Inc.	521,041	18,361	0.5%
	RPM International, Inc.	991,129	13,172	0.4%
	Valspar Corp.	725,470	13,124	0.4%
†	Materials—Other		171,543	4.5%
			216,200	5.8%

†Telecommunication Services			25,749	0.7%

Utilities
	Aqua America, Inc.	1,035,397	21,319	0.6%
	UGI Corp. Holding Co.	826,439	20,182	0.5%
	AGL Resources Inc.	588,588	18,452	0.5%
	OGE Energy Corp.	708,603	18,268	0.5%
	Piedmont Natural Gas, Inc.	563,345	17,841	0.5%
	Great Plains Energy, Inc.	911,774	17,625	0.5%
	Westar Energy, Inc.	830,397	17,031	0.5%
	Atmos Energy Corp.	695,812	16,491	0.4%
	Hawaiian Electric Industries Inc.	692,354	15,329	0.4%
	Vectren Corp.	590,563	14,770	0.4%
	New Jersey Resources Corp.	322,684	12,698	0.3%
	WGL Holdings Inc.	383,129	12,524	0.3%
	Nicor Inc.	346,566	12,040	0.3%
†	Utilities—Other		150,824	4.2%
			365,394	9.9%
Total Common Stocks (Cost $5,092,340)			3,712,440	100.0%

49

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund (1.5%)
1,2 Vanguard Market Liquidity Fund	1.378%	56,071,977	56,072	1.5%

†U.S. Agency Obligations			4,999	0.2%
Total Temporary Cash Investments (Cost $61,054)			61,071	1.7%
^Total Investments (Cost $5,153,394)			3,773,511	101.7%
Other Assets and Liabilities
Other Assets			23,741	0.6%
Liabilities[2]			(85,320)	(2.3%)
			(61,579)	(1.7%)
Net Assets			3,711,932	100.0%

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	5,931,380
Overdistributed Net Investment Income	(4,742)
Accumulated Net Realized Losses	(834,823)
Unrealized Appreciation (Depreciation)	(1,379,883)
Net Assets	3,711,932

Investor Shares—Net Assets
Applicable to 238,478,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,434,619
Net Asset Value Per Share—Investor Shares	$10.21

Institutional Shares—Net Assets
Applicable to 37,448,418 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	382,902
Net Asset Value Per Share—Institutional Shares	$10.22

ETF Shares—Net Assets
Applicable to 21,007,329 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	894,411
Net Asset Value Per Share—ETF Shares	$42.58

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  The total value of securities on loan is $48,045,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $56,072,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	103,454
Interest[1]	670
Security Lending	9,656
Total Income	113,780
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative—Investor Shares	5,780
Management and Administrative—Institutional Shares	110
Management and Administrative—ETF Shares	573
Marketing and Distribution—Investor Shares	918
Marketing and Distribution—Institutional Shares	115
Marketing and Distribution—ETF Shares	235
Custodian Fees	376
Auditing Fees	29
Shareholders’ Reports—Investor Shares	111
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	8
Total Expenses	8,465
Net Investment Income	105,315
Realized Net Gain (Loss)
Investment Securities Sold	(143,491)
Futures Contracts	(15,825)
Realized Net Gain (Loss)	(159,316)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,598,920)
Futures Contracts	152
Change in Unrealized Appreciation (Depreciation)	(1,598,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,652,769)

1  Interest income from an affiliated company of the fund was $527,000.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,315	109,442
Realized Net Gain (Loss)	(159,316)	225,806
Change in Unrealized Appreciation (Depreciation)	(1,598,768)	(701,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,652,769)	(366,571)
Distributions
Net Investment Income
Investor Shares	(68,805)	(82,480)
Institutional Shares	(11,527)	(10,317)
ETF Shares	(26,694)	(19,320)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(107,026)	(112,117)
Capital Share Transactions
Investor Shares	(2,691)	(275,469)
Institutional Shares	140,295	168,165
ETF Shares	407,664	378,127
Net Increase (Decrease) from Capital Share Transactions	545,268	270,823
Total Increase (Decrease)	(1,214,527)	(207,865)
Net Assets
Beginning of Period	4,926,459	5,134,324
End of Period[1]	3,711,932	4,926,459

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,742,000) and ($3,031,000).

See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.49	$17.05	$14.56	$13.97	$11.49
Investment Operations
Net Investment Income	.293	.344	.311	.263	.227
Net Realized and Unrealized Gain (Loss)
on Investments	(5.277)	(1.551)	2.488	.589	2.478
Total from Investment Operations	(4.984)	(1.207)	2.799	.852	2.705
Distributions
Dividends from Net Investment Income	(.296)	(.353)	(.309)	(.262)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.296)	(.353)	(.309)	(.262)	(.225)
Net Asset Value, End of Period	$10.21	$15.49	$17.05	$14.56	$13.97

Total Return[1]	–32.05%	–7.07%	19.24%	6.07%	23.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,435	$3,678	$4,314	$3,446	$2,947
Ratio of Total Expenses to
Average Net Assets	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.33%	1.95%	2.06%	1.96%	2.15%
Portfolio Turnover Rate[2]	30%	34%	25%	28%	30%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.53	$17.09	$14.59	$13.99	$11.50
Investment Operations
Net Investment Income	.315	.372	.345	.294	.255
Net Realized and Unrealized Gain (Loss)
on Investments	(5.307)	(1.551)	2.488	.589	2.478
Total from Investment Operations	(4.992)	(1.179)	2.833	.883	2.733
Distributions
Dividends from Net Investment Income	(.318)	(.381)	(.333)	(.283)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.318)	(.381)	(.333)	(.283)	(.243)
Net Asset Value, End of Period	$10.22	$15.53	$17.09	$14.59	$13.99

Total Return	–32.02%	–6.89%	19.44%	6.28%	23.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$383	$430	$310	$247	$153
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.10%	2.21%	2.11%	2.29%
Portfolio Turnover Rate[1]	30%	34%	25%	28%	30%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

					Jan. 26,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$64.65	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	1.296	1.531	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss)
on Investments	(22.053)	(6.474)	10.391	2.443	7.818
Total from Investment Operations	(20.757)	(4.943)	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(1.313)	(1.567)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.313)	(1.567)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$42.58	$64.65	$71.16	$60.76	$58.31

Total Return	–31.99%	–6.96%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$894	$819	$510	$188	$47
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	2.45%	2.06%	2.17%	2.07%	2.16%[2]
Portfolio Turnover Rate[3]	30%	34%	25%	28%	30%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

56

Small-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $939,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $371,629,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $2,352,000 of ordinary income available for distribution. The fund had available realized losses of $793,035,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, $318,931,000 through December 31, 2016, and $320,987,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $5,194,140,000. Net unrealized depreciation of investment securities for tax purposes was $1,420,629,000, consisting of unrealized gains of $191,939,000 on securities that had risen in value since their purchase and $1,612,568,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $2,947,827,000 of investment securities and sold $2,389,501,000 of investment securities, other than temporary cash investments.

57

Small-Cap Value Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	848,310	64,696	998,369	58,420
Issued in Lieu of Cash Distributions	63,599	6,620	76,259	4,934
Redeemed	(914,600)	(70,180)	(1,350,097)	(79,017)
Net Increase (Decrease)—Investor Shares	(2,691)	1,136	(275,469)	(15,663)
Institutional Shares
Issued	297,675	21,816	375,146	21,639
Issued in Lieu of Cash Distributions	9,355	976	7,755	500
Redeemed	(166,735)	(13,010)	(214,736)	(12,598)
Net Increase (Decrease)—Institutional Shares	140,295	9,782	168,165	9,541
ETF Shares
Issued	1,476,368	26,734	1,589,273	22,302
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,068,704)	(18,400)	(1,211,146)	(16,800)
Net Increase (Decrease)—ETF Shares	407,664	8,334	378,127	5,502

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	3,768,512
Level 2—Other significant observable inputs	4,999
Level 3—Significant unobservable inputs	—
Total	3,773,511

58

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

59

Special 2008 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Small-Cap	143,317
Small-Cap Growth	19,264
Small-Cap Value	76,801

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Small-Cap	65.3%
Small-Cap Growth	67.9
Small-Cap Value	69.5

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard U.S. Stock Index Funds—Small Capitalization Portfolios
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years
Vanguard Small-Cap Index Fund Investor Shares[1]
Returns Before Taxes	–36.07%	–0.76%	3.31%
Returns After Taxes on Distributions	–36.35	–1.02	2.44
Returns After Taxes on Distributions and Sale of Fund Shares	–23.29	–0.68	2.50

Small-Cap Growth Index Fund Investor Shares[1]
Returns Before Taxes	–40.00%	–1.48%	3.08%
Returns After Taxes on Distributions	–40.11	–1.55	2.86
Returns After Taxes on Distributions and Sale of Fund Shares	–25.93	–1.25	2.57

Small-Cap Value Index Fund Investor Shares[1]
Returns Before Taxes	–32.05%	–0.27%	5.22%
Returns After Taxes on Distributions	–32.47	–0.70	4.07
Returns After Taxes on Distributions and Sale of Fund Shares	–20.58	–0.28	3.91

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$696.57	$1.03
Admiral Shares	1,000.00	696.80	0.56
Signal Shares	1,000.00	696.90	0.56
Institutional Shares	1,000.00	697.07	0.30
ETF Shares	1,000.00	697.05	0.43
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$641.20	$0.99
Institutional Shares	1,000.00	641.73	0.29
ETF Shares	1,000.00	641.74	0.46
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$755.56	$1.06
Institutional Shares	1,000.00	755.72	0.31
ETF Shares	1,000.00	755.93	0.49
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.00	$1.22
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.24% for the Small-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.24% for the Small-Cap Growth Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.24% for the Small-Cap Value Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

64

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director, and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	James M. Norris
Mortimer J. Buckley	Ralph K. Packard
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Michael S. Miller

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

Standard & Poor’s® and S&P ® are trademarks of
The McGraw-Hill Companies, Inc., and have been
licensed for use by The Vanguard Group, Inc. Vanguard
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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022009

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (98.8%)[1]
Consumer Discretionary (12.0%)
	Strayer Education, Inc.	152,064	32,604
	Snap-On Inc.	612,031	24,102
	Wendy’s/Arby’s Group, Inc.	4,254,149	21,015
*	DreamWorks Animation SKG, Inc.	729,658	18,431
*	Career Education Corp.	955,026	17,133
	John Wiley & Sons Class A	473,257	16,838
*	Marvel Entertainment, Inc.	543,002	16,697
*,^	Panera Bread Co.	309,674	16,177
*,^	Netflix.com, Inc.	518,832	15,508
*	LKQ Corp.	1,300,183	15,160
	Tupperware Brands Corp.	662,037	15,028
*	Corinthian Colleges, Inc.	910,034	14,897
*	WMS Industries, Inc.	534,413	14,376
	Service Corp. International	2,739,944	13,618
	Gentex Corp.	1,512,606	13,356
*	Jack in the Box Inc.	604,364	13,350
*	Scientific Games Corp.	742,055	13,016
*	Dick’s Sporting Goods, Inc.	910,604	12,849
*	Hanesbrands Inc.	999,334	12,742
*	Tractor Supply Co.	349,479	12,630
*	Big Lots Inc.	870,065	12,607
*	Bally Technologies Inc.	523,975	12,591
*	Rent-A-Center, Inc.	710,898	12,547
	Aaron Rents, Inc.	455,753	12,132
	Matthews International Corp.	329,472	12,085
	MDC Holdings, Inc.	395,328	11,978
*	Carter’s, Inc.	598,833	11,534
*	Aeropostale, Inc.	713,516	11,488
	Hillenbrand Inc.	665,710	11,104
	Choice Hotels International, Inc.	368,542	11,078
	Phillips-Van Heusen Corp.	548,456	11,040
	Wolverine World Wide, Inc.	522,326	10,990
*	Chipotle Mexican Grill, Inc. Class B	187,380	10,735
*	Deckers Outdoor Corp.	132,244	10,562
*	Brink’s Home Security Holdings, Inc.	480,258	10,527
^	Polaris Industries, Inc.	346,411	9,925
	Interactive Data Corp.	399,407	9,849
*	The Warnaco Group, Inc.	491,018	9,639
*,^	Chipotle Mexican Grill, Inc.	155,369	9,630
	Pool Corp.	509,739	9,160
*	Office Depot, Inc.	2,926,604	8,721
	International Speedway Corp.	300,827	8,643
	Regal Entertainment Group Class A	831,291	8,487
*	Jarden Corp.	734,764	8,450
*	Fossil, Inc.	505,526	8,442
	Ryland Group, Inc.	454,912	8,038
*	The Gymboree Corp.	307,424	8,021
*	Collective Brands, Inc.	679,948	7,969
*	Chico’s FAS, Inc.	1,883,901	7,875
*	Capella Education Co.	132,884	7,808
*,^	Vail Resorts Inc.	285,785	7,602
*,^	Under Armour, Inc.	312,365	7,447

*	Sonic Corp.	610,215	7,426
	Men’s Wearhouse, Inc.	523,363	7,086
*	Lions Gate Entertainment Corp.	1,249,041	6,870
	Bob Evans Farms, Inc.	328,278	6,707
*	The Cheesecake Factory Inc.	654,707	6,613
	Meredith Corp.	383,584	6,567
*,^	Saks Inc.	1,452,303	6,361
	Sotheby’s	715,407	6,360
	Regis Corp.	435,204	6,324
	OfficeMax, Inc.	808,839	6,180
*	Morningstar, Inc.	173,011	6,142

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Barnes & Noble, Inc.	408,626	6,129
	Callaway Golf Co.	655,384	6,089
*	Coinstar, Inc.	300,641	5,866
*	CEC Entertainment Inc.	241,015	5,845
*	Timberland Co.	501,922	5,797
*	The Children’s Place Retail Stores, Inc.	264,903	5,743
*	JAKKS Pacific, Inc.	277,076	5,716
*	99 Cents Only Stores	521,822	5,704
*	The Dress Barn, Inc.	512,997	5,510
*	American Public Education, Inc.	147,423	5,483
*	Iconix Brand Group Inc.	553,427	5,413
^	Tempur-Pedic International Inc.	758,405	5,377
	The Buckle, Inc.	244,752	5,340
*,^	P.F. Chang’s China Bistro, Inc.	253,620	5,311
*	Helen of Troy Ltd.	305,183	5,298
*	Liberty Media Corp.-Capital Series A	1,122,476	5,287
*	J. Crew Group, Inc.	431,241	5,261
^	Columbia Sportswear Co.	147,759	5,226
	Jones Apparel Group, Inc.	888,267	5,205
*,^	Jos. A. Bank Clothiers, Inc.	194,117	5,076
	Thor Industries, Inc.	384,694	5,070
*	Sally Beauty Co. Inc.	868,503	4,942
*	Pinnacle Entertainment, Inc.	640,581	4,920
*	Steiner Leisure Ltd.	164,771	4,864
	Cracker Barrel Old Country Store Inc.	235,946	4,858
	Jackson Hewitt Tax Service Inc.	305,462	4,793
*	Hibbett Sports Inc.	302,609	4,754
*	Gaylord Entertainment Co.	435,120	4,717
	Scholastic Corp.	347,285	4,716
*,^	Life Time Fitness, Inc.	359,329	4,653
*	Skechers U.S.A., Inc.	355,076	4,552
	National CineMedia Inc.	448,810	4,551
	Monro Muffler Brake, Inc.	177,509	4,526
	Cato Corp. Class A	296,184	4,472
*	PetMed Express, Inc.	252,265	4,447
*	Live Nation, Inc.	768,688	4,412
*	Papa John’s International, Inc.	239,174	4,408
*	Texas Roadhouse, Inc.	568,587	4,407
*,^	Buffalo Wild Wings Inc.	170,736	4,379
*	Fuel Systems Solutions, Inc.	133,521	4,374
	CKE Restaurants Inc.	502,944	4,366
	NutriSystem, Inc.	298,902	4,361
	Fred’s, Inc.	404,851	4,356
*	Hot Topic, Inc.	466,241	4,322
	UniFirst Corp.	145,393	4,317
*	Exide Technologies	804,708	4,257
	Ethan Allen Interiors, Inc.	290,460	4,174
	Orient-Express Hotel Ltd.	542,564	4,156
	Churchill Downs, Inc.	102,291	4,135
*	Jo-Ann Stores, Inc.	257,449	3,988
	Brunswick Corp.	934,419	3,934
*	Universal Technical Institute Inc.	227,235	3,902
	Arbitron Inc.	282,423	3,751
	Cooper Tire & Rubber Co.	598,047	3,684

	American Greetings Corp. Class A	482,913	3,656
	Brown Shoe Co., Inc.	429,762	3,640
	National Presto Industries, Inc.	47,273	3,640
*	Steven Madden, Ltd.	169,821	3,621
	The Marcus Corp.	220,788	3,583
*	Meritage Corp.	293,047	3,566
	Penske Automotive Group Inc.	458,162	3,519
*	Pre-Paid Legal Services, Inc.	94,350	3,518
*	AnnTaylor Stores Corp.	607,393	3,505
	Genesco, Inc.	204,702	3,464
*,^	Blue Nile Inc.	139,523	3,417
	Stage Stores, Inc.	409,118	3,375

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Peet’s Coffee & Tea Inc.	144,347	3,356
*	thinkorswim Group, Inc.	597,018	3,355
	K-Swiss, Inc.	284,998	3,249
*	Ascent Media Corp.	142,861	3,120
*	HSN, Inc.	416,278	3,026
	Finish Line, Inc.	531,988	2,979
*	Charming Shoppes, Inc.	1,210,463	2,954
*,^	True Religion Apparel, Inc.	233,713	2,907
^	Boyd Gaming Corp.	610,664	2,888
*	Red Robin Gourmet Burgers, Inc.	170,221	2,865
*	Shuffle Master, Inc.	561,190	2,784
*	The Wet Seal, Inc. Class A	922,603	2,740
	Harte-Hanks, Inc.	438,787	2,738
	Stewart Enterprises, Inc. Class A	902,761	2,717
*,^	Cabela’s Inc.	461,092	2,688
*	Ticketmaster Entertainment Inc.	417,396	2,680
*	California Pizza Kitchen, Inc.	249,200	2,671
	Group 1 Automotive, Inc.	247,056	2,661
	Liz Claiborne, Inc.	1,014,612	2,638
	Speedway Motorsports, Inc.	162,742	2,622
	Weyco Group, Inc.	79,179	2,617
	World Wrestling Entertainment, Inc.	236,134	2,616
	Cinemark Holdings Inc.	344,569	2,560
	Superior Industries International, Inc.	242,888	2,555
	Dillard’s Inc.	641,479	2,547
*	Drew Industries, Inc.	208,483	2,502
*	Quiksilver, Inc.	1,352,017	2,488
*	Universal Electronics, Inc.	147,863	2,398
	Ameristar Casinos, Inc.	272,682	2,356
*	RCN Corp.	397,465	2,345
*	Standard Pacific Corp.	1,315,762	2,342
*,^	Lululemon Athletica, Inc.	289,299	2,294
	The Pep Boys (Manny, Moe & Jack)	549,249	2,268
*	Interval Leisure Group, Inc.	412,710	2,225
*	Core-Mark Holding Co., Inc.	101,201	2,178
*	Domino’s Pizza, Inc.	458,743	2,161
*	TRW Automotive Holdings Corp.	593,237	2,136
	bebe stores, inc.	285,422	2,132
	Blyth, Inc.	271,773	2,131
	ArvinMeritor, Inc.	742,203	2,115
	Christopher & Banks Corp.	375,299	2,102
*	Denny’s Corp.	1,020,029	2,030
*	Ulta Salon, Cosmetics & Fragrance, Inc.	243,267	2,014
*	BJ’s Restaurants Inc.	183,864	1,980
^	DineEquity, Inc.	169,032	1,954
*	K12 Inc.	104,177	1,953
*	RC2 Corp.	181,649	1,938
*	Coldwater Creek Inc.	675,946	1,926
*	Mediacom Communications Corp.	431,112	1,854
*,^	Volcom, Inc.	169,739	1,850
*,^	DSW Inc. Class A	148,048	1,845
*,^	Overstock.com, Inc.	170,422	1,837
	Movado Group, Inc.	191,006	1,794
	Winnebago Industries, Inc.	295,522	1,782
	Sinclair Broadcast Group, Inc.	570,365	1,768

*	Stamps.com Inc.	176,960	1,740
	CKX, Inc.	463,531	1,701
	Systemax Inc.	157,183	1,693
^	Hearst-Argyle Television Inc.	278,784	1,689
*	Knology, Inc.	324,803	1,676
*	Steak n Shake Co.	273,261	1,626
*	Dolan Media Co.	246,227	1,623
	Fisher Communications, Inc.	78,580	1,622
	Modine Manufacturing Co.	329,261	1,603
	Ambassadors Group, Inc.	170,739	1,571
*	Orbitz Worldwide, Inc.	402,366	1,561

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Citi Trends Inc.	105,719	1,556
*,^	iRobot Corp.	172,175	1,555
*	Cox Radio, Inc.	258,524	1,554
	Asbury Automotive Group, Inc.	338,021	1,545
*	Zumiez Inc.	203,141	1,513
*	hhgregg, Inc.	174,060	1,511
	Belo Corp. Class A	937,360	1,462
*	Tenneco Automotive, Inc.	493,643	1,456
*	Unifi, Inc.	515,507	1,454
	American Axle & Manufacturing Holdings, Inc.	498,203	1,440
*	Charlotte Russe Holding Inc.	221,556	1,438
	M/I Homes, Inc.	136,019	1,434
*,^	Blockbuster Inc. Class A	1,124,839	1,417
	Landry’s Restaurants, Inc.	119,877	1,391
*,^	Morgans Hotel Group	297,391	1,386
*,^	Raser Technologies, Inc.	362,542	1,352
	CSS Industries, Inc.	75,014	1,331
	Oxford Industries, Inc.	151,605	1,330
*	Leapfrog Enterprises, Inc.	361,205	1,264
*,^	Zale Corp.	375,999	1,252
*	AFC Enterprises, Inc.	266,330	1,249
	Warner Music Group Corp.	406,688	1,228
^	Sealy Corp.	488,193	1,225
*	Shutterfly, Inc.	172,732	1,207
*	Monarch Casino & Resort, Inc.	102,910	1,199
	Sonic Automotive, Inc.	299,255	1,191
*	Lumber Liquidators, Inc.	112,742	1,191
	La-Z-Boy Inc.	542,821	1,178
*	Pacific Sunwear of California, Inc.	732,962	1,165
*	RHI Entertainment, Inc.	142,677	1,159
	Big 5 Sporting Goods Corp.	217,400	1,133
*	Tween Brands, Inc.	261,999	1,132
	Furniture Brands International Inc.	495,212	1,094
*	1-800-FLOWERS.COM, Inc.	280,924	1,073
*	Retail Ventures, Inc.	309,097	1,073
	Journal Communications, Inc.	425,842	1,043
*,^	Crocs, Inc.	834,803	1,035
*,^	Krispy Kreme Doughnuts, Inc.	595,202	1,000
*	Lear Corp.	690,912	974
*	Hovnanian Enterprises Inc. Class A	556,120	957
*,^	Smith & Wesson Holding Corp.	419,637	953
*,^	Conn’s, Inc.	105,794	897
*	Ruby Tuesday, Inc.	560,908	875
*	Entravision Communications Corp.	538,435	840
*	Build-A-Bear-Workshop, Inc.	165,734	805
*	Dana Holding Corp.	1,054,695	780
*	Gaiam, Inc.	168,243	777
	Marine Products Corp.	135,543	762
*	Lincoln Educational Services	53,766	712
	Kenneth Cole Productions, Inc.	99,727	706
*,^	Martha Stewart Living Omnimedia, Inc.	264,527	688
	E.W. Scripps Co. Class A	309,349	684
*,^	American Apparel, Inc.	338,078	673
*	Valassis Communications, Inc.	505,534	667
*	New York & Co., Inc.	282,111	654

^	Talbots Inc.	264,357	632
*,^	Beazer Homes USA, Inc.	394,655	624
*,^	Isle of Capri Casinos, Inc.	179,617	575
^	Brookfield Homes Corp.	126,271	545
*	Blockbuster Inc. Class B	799,063	519
^	The McClatchy Co. Class A	614,132	491
*	Visteon Corp.	1,387,323	486
	Dover Downs Gaming & Entertainment, Inc.	148,340	472
	O’Charley’s Inc.	233,233	466
*,^	Champion Enterprises, Inc.	815,839	457
*,^	Crown Media Holdings, Inc.	156,969	447

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	MTR Gaming Group Inc.	245,068	412
*	Town Sports International Holdings, Inc.	125,151	399
	Entercom Communications Corp.	313,959	386
^	Media General, Inc. Class A	211,495	370
*	Pier 1 Imports Inc.	938,325	347
*	Charter Communications, Inc.	4,091,259	335
*	Stein Mart, Inc.	290,767	329
*	Lin TV Corp.	291,997	318
	Borders Group, Inc.	638,929	256
^	Lee Enterprises, Inc.	408,469	167
			1,247,554
Consumer Staples (3.5%)
	Corn Products International, Inc.	793,409	22,890
	Alberto-Culver Co.	933,009	22,868
	Flowers Foods, Inc.	903,053	21,998
*	BJ’s Wholesale Club, Inc.	639,831	21,921
	Del Monte Foods Co.	2,103,072	15,016
*,^	Chattem, Inc.	169,790	12,145
	Casey’s General Stores, Inc.	514,244	11,709
	Ruddick Corp.	412,078	11,394
	Herbalife Ltd.	509,284	11,041
*	Winn-Dixie Stores, Inc.	578,619	9,316
*	NBTY, Inc.	585,241	9,159
*	TreeHouse Foods Inc.	335,586	9,141
*	Central European Distribution Corp.	444,732	8,761
*	Hain Celestial Group, Inc.	430,886	8,226
	Universal Corp. (VA)	271,135	8,099
	Lancaster Colony Corp.	225,395	7,731
*	United Natural Foods, Inc.	433,184	7,719
*,^	Green Mountain Coffee Roasters, Inc.	180,826	6,998
*	Chiquita Brands International, Inc.	470,510	6,954
	Vector Group Ltd.	491,296	6,691
	Sanderson Farms, Inc.	183,784	6,352
	Lance, Inc.	268,002	6,148
	Nash-Finch Co.	136,299	6,118
	Tootsie Roll Industries, Inc.	227,752	5,833
	Nu Skin Enterprises, Inc.	541,451	5,647
	Spartan Stores, Inc.	235,132	5,467
	J & J Snack Foods Corp.	149,266	5,356
*	The Pantry, Inc.	236,746	5,078
*	Darling International, Inc.	871,640	4,785
	WD-40 Co.	166,502	4,710
*,^	American Oriental Bioengineering, Inc.	667,590	4,533
*	Smart Balance Inc.	633,261	4,306
*	Prestige Brands Holdings Inc.	371,692	3,921
	Weis Markets, Inc.	115,357	3,879
^	Cal-Maine Foods, Inc.	125,008	3,588
*	Elizabeth Arden, Inc.	275,553	3,475
	Diamond Foods, Inc.	155,103	3,125
*	Bare Escentuals, Inc.	586,116	3,065
*,^	USANA Health Sciences, Inc.	86,424	2,959
*	Central Garden & Pet Co. Class A	489,336	2,887
*	Boston Beer Co., Inc. Class A	100,809	2,863
	The Andersons, Inc.	163,041	2,687
*	Alliance One International, Inc.	898,892	2,643

	PriceSmart, Inc.	126,613	2,616
	Ingles Markets, Inc.	132,405	2,329
*	The Great Atlantic & Pacific Tea Co., Inc.	370,410	2,322
	B&G Foods Inc.	393,458	2,125
	Coca-Cola Bottling Co.	42,745	1,965
*,^	Rite Aid Corp.	6,300,041	1,953
	Farmer Brothers, Inc.	76,525	1,909
	Alico, Inc.	38,887	1,594
	Village Super Market Inc. Class A	27,233	1,563
*	Central Garden and Pet Co.	236,518	1,386

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Inter Parfums, Inc.	162,981	1,252
*	Revlon, Inc.	180,146	1,202
*	National Beverage Corp.	96,313	867
^	Mannatech, Inc.	172,941	424
			362,709
Energy (5.2%)
*	Comstock Resources, Inc.	490,255	23,165
*	EXCO Resources, Inc.	1,909,805	17,303
*	Oceaneering International, Inc.	590,428	17,205
	Southern Union Co.	1,189,319	15,509
*	Dresser Rand Group, Inc.	892,038	15,388
*	Whiting Petroleum Corp.	451,050	15,092
*	SEACOR Holdings Inc.	211,138	14,072
	Core Laboratories N.V.	233,019	13,949
*	Encore Acquisition Co.	539,996	13,781
*	Superior Energy Services, Inc.	860,867	13,714
	St. Mary Land & Exploration Co.	662,672	13,459
*	Unit Corp.	503,539	13,455
*	Concho Resources, Inc.	584,925	13,348
	Overseas Shipholding Group Inc.	307,462	12,947
	Penn Virginia Corp.	446,088	11,589
	World Fuel Services Corp.	296,479	10,970
*	Arena Resources, Inc.	384,098	10,789
*	Oil States International, Inc.	531,677	9,937
*	Atwood Oceanics, Inc.	613,223	9,370
*	Mariner Energy Inc.	853,529	8,706
*	Contango Oil & Gas Co.	150,526	8,475
*	Goodrich Petroleum Corp.	279,313	8,365
	Holly Corp.	450,118	8,206
	CARBO Ceramics Inc.	222,240	7,896
*	Bristow Group, Inc.	294,286	7,884
*	Bill Barrett Corp.	336,252	7,105
	Foundation Coal Holdings, Inc.	483,512	6,779
*	Helix Energy Solutions Group, Inc.	929,294	6,728
*	Dril-Quip, Inc.	316,644	6,494
*	Key Energy Services, Inc.	1,326,330	5,849
	Atlas America, Inc.	387,950	5,761
*	Swift Energy Co.	328,388	5,520
	Lufkin Industries, Inc.	158,507	5,469
*	McMoRan Exploration Co.	544,376	5,335
*,^	USEC Inc.	1,183,155	5,312
*	Patriot Coal Corp.	823,405	5,146
*	Gulfmark Offshore, Inc.	215,743	5,133
*	Carrizo Oil & Gas, Inc.	295,184	4,753
*	General Maritime Corp.	439,052	4,742
	W&T Offshore, Inc.	325,436	4,660
*	Vaalco Energy, Inc.	620,043	4,613
*	James River Coal Co.	292,226	4,480
*	Hercules Offshore, Inc.	939,252	4,461
*	Complete Production Services, Inc.	517,774	4,220
*	Hornbeck Offshore Services, Inc.	247,652	4,047
*	Rosetta Resources, Inc.	548,324	3,882
*	TETRA Technologies, Inc.	798,742	3,882
*	GMX Resources Inc.	150,681	3,815
*	Petroleum Development Corp.	158,119	3,806

*,^	BPZ Energy, Inc.	587,519	3,760
*,^	Global Industries Ltd.	1,044,673	3,646
	RPC Inc.	366,388	3,576
*	Willbros Group, Inc.	417,309	3,535
*	Clayton Williams Energy, Inc.	77,618	3,527
*	Newpark Resources, Inc.	952,459	3,524
*	Stone Energy Corp.	318,484	3,510
*	Parker Drilling Co.	1,205,719	3,497
*,^	Delta Petroleum Corp.	712,183	3,390
*	Cal Dive International, Inc.	509,103	3,314

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Enbridge Energy Management LLC	133,210	3,257
*,^	International Coal Group, Inc.	1,389,379	3,196
*	ION Geophysical Corp.	919,335	3,153
*	Basic Energy Services Inc.	241,161	3,145
*	NATCO Group Inc.	204,694	3,107
*	PetroQuest Energy, Inc.	456,857	3,088
*	Pioneer Drilling Co.	528,265	2,942
	Berry Petroleum Class A	387,425	2,929
	APCO Argentina Inc.	109,846	2,925
	Precision Drilling Trust	322,796	2,708
^	Western Refining, Inc.	328,877	2,552
*	Tesco Corp.	341,358	2,437
*	Matrix Service Co.	275,738	2,115
*	Bronco Drilling Co., Inc.	305,951	1,976
*	PHI Inc. Non-Voting Shares	133,666	1,873
	Gulf Island Fabrication, Inc.	129,904	1,872
*	ATP Oil & Gas Corp.	303,579	1,776
*,^	Oilsands Quest, Inc.	2,417,293	1,765
	Crosstex Energy, Inc.	416,363	1,624
*	Superior Well Services, Inc.	149,518	1,495
*	Brigham Exploration Co.	464,508	1,486
*	Harvest Natural Resources, Inc.	343,667	1,478
*	Dawson Geophysical Co.	79,469	1,415
*	Allis-Chalmers Energy Inc.	229,859	1,264
*	T-3 Energy Services, Inc.	125,579	1,186
*	Warren Resources Inc.	592,993	1,180
*	Gulfport Energy Corp.	292,773	1,156
	Alon USA Energy, Inc.	124,394	1,138
*,^	Rentech, Inc.	1,664,295	1,132
*	CVR Energy, Inc.	273,840	1,095
*,^	Clean Energy Fuels Corp.	163,458	987
*	OYO Geospace Corp.	49,748	869
*	Parallel Petroleum Corp.	419,533	843
	Delek US Holdings, Inc.	141,839	750
*	Rex Energy Corp.	251,064	738
*,^	GeoGlobal Resources Inc.	423,111	677
*,^	SulphCo, Inc.	709,352	667
*	Approach Resources Inc.	87,579	640
*,^	Trico Marine Services, Inc.	131,782	589
*	Veneco Inc.	213,809	579
*	TXCO Resources Inc.	333,194	497
*	Energy Partners, Ltd.	320,879	433
*	Aventine Renewable Energy Holdings, Inc.	331,084	215
			542,794
Financials (22.1%)
	Valley National Bancorp	1,364,685	27,635
	Arthur J. Gallagher & Co.	994,012	25,755
^	Realty Income Corp. REIT	1,079,697	24,995
	Digital Realty Trust, Inc. REIT	728,043	23,916
	The Hanover Insurance Group Inc.	543,121	23,338
	Bank of Hawaii Corp.	508,962	22,990
	Senior Housing Properties Trust REIT	1,219,799	21,859
	StanCorp Financial Group, Inc.	520,888	21,757
	Aspen Insurance Holdings Ltd.	892,149	21,635
	Essex Property Trust, Inc. REIT	272,438	20,910

	Alexandria Real Estate Equities, Inc. REIT	342,209	20,649
	First Niagara Financial Group, Inc.	1,185,651	19,172
	Platinum Underwriters Holdings, Ltd.	518,756	18,717
	Highwood Properties, Inc. REIT	676,760	18,516
	BancorpSouth, Inc.	790,100	18,457
*	Affiliated Managers Group, Inc.	435,164	18,242
*	ProAssurance Corp.	339,041	17,895
	Fulton Financial Corp.	1,859,734	17,891
	FirstMerit Corp.	861,479	17,738
	Mack-Cali Realty Corp. REIT	700,653	17,166

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Allied World Assurance Holdings, Ltd.	417,452	16,949
	Corporate Office Properties Trust, Inc. REIT	542,943	16,668
	Endurance Specialty Holdings Ltd.	540,647	16,506
*	Alleghany Corp.	57,807	16,302
	Wilmington Trust Corp.	717,383	15,955
	IPC Holdings Ltd.	533,356	15,947
	Westamerica Bancorporation	308,625	15,786
	Odyssey Re Holdings Corp.	303,878	15,744
	Montpelier Re Holdings Ltd.	926,017	15,548
	BRE Properties Inc. Class A REIT	543,962	15,220
	UMB Financial Corp.	305,361	15,005
	Washington REIT	527,101	14,917
*	Knight Capital Group, Inc. Class A	917,459	14,817
	Susquehanna Bancshares, Inc.	916,920	14,588
	United Bankshares, Inc.	438,129	14,555
	Healthcare Realty Trust Inc. REIT	615,533	14,453
	Taubman Co. REIT	563,557	14,348
	Astoria Financial Corp.	867,879	14,303
^	Apollo Investment Corp.	1,509,411	14,053
	Washington Federal Inc.	936,619	14,012
	Omega Healthcare Investors, Inc. REIT	872,808	13,939
	Home Properties, Inc. REIT	340,155	13,810
	National Retail Properties REIT	788,347	13,552
	NewAlliance Bancshares, Inc.	1,026,803	13,523
	Douglas Emmett, Inc. REIT	1,035,338	13,521
	Waddell & Reed Financial, Inc.	868,129	13,421
	Erie Indemnity Co. Class A	355,950	13,394
*	MSCI, Inc.-Class A Shares	746,196	13,252
	Prosperity Bancshares, Inc.	441,798	13,073
	Greenhill & Co., Inc.	186,696	13,026
	Selective Insurance Group	561,541	12,876
	Old National Bancorp	705,770	12,817
	International Bancshares Corp.	584,711	12,764
	Tanger Factory Outlet Centers, Inc. REIT	337,088	12,681
	Zenith National Insurance Corp.	397,021	12,534
	MFA Mortgage Investments, Inc. REIT	2,107,972	12,416
	Glacier Bancorp, Inc.	638,175	12,138
	F.N.B. Corp.	917,621	12,113
	R.L.I. Corp.	193,578	11,839
	Kilroy Realty Corp. REIT	348,249	11,652
	Hancock Holding Co.	251,337	11,426
	Trustmark Corp.	518,106	11,186
*	Argo Group International Holdings	327,795	11,119
	National Penn Bancshares Inc.	764,515	11,093
	Potlatch Corp. REIT	421,229	10,956
	Mid-America Apartment Communities, Inc. REIT	293,308	10,899
	Whitney Holdings Corp.	680,640	10,883
	East West Bancorp, Inc.	675,183	10,783
	Cathay General Bancorp	448,452	10,651
*	Investment Technology Group, Inc.	464,418	10,552
*	Signature Bank	367,768	10,551
*	Stifel Financial Corp.	229,861	10,539
	Entertainment Properties Trust REIT	349,665	10,420
	PrivateBancorp, Inc.	320,093	10,390
	First Midwest Bancorp, Inc.	517,021	10,325

*	Conseco, Inc.	1,971,865	10,214
	Protective Life Corp.	708,348	10,165
	Hatteras Financial Corp. REIT	372,905	9,919
	BioMed Realty Trust, Inc. REIT	845,009	9,903
	First Commonwealth Financial Corp.	799,739	9,901
	Jones Lang LaSalle Inc.	346,183	9,589
	Equity Lifestyle Properties, Inc. REIT	249,167	9,558
	EastGroup Properties, Inc. REIT	267,305	9,511
*,^	AmeriCredit Corp.	1,241,102	9,482
	Franklin Street Properties Corp. REIT	638,494	9,418
	First BanCorp Puerto Rico	837,860	9,334

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	DCT Industrial Trust Inc. REIT	1,844,209	9,332
^	Umpqua Holdings Corp.	639,617	9,255
	American Campus Communities, Inc. REIT	451,344	9,243
	First Financial Bankshares, Inc.	166,426	9,188
	NBT Bancorp, Inc.	326,082	9,117
*	SVB Financial Group	345,790	9,070
	Provident Financial Services Inc.	577,157	8,830
	S & T Bancorp, Inc.	248,687	8,828
	Fannie Mae	11,413,290	8,674
	Employers Holdings, Inc.	522,951	8,629
	Extra Space Storage Inc. REIT	828,488	8,550
	Park National Corp.	119,108	8,546
	Max Re Capital Ltd.	482,639	8,543
	Cash America International Inc.	309,728	8,471
	Sovran Self Storage, Inc. REIT	233,947	8,422
	Community Bank System, Inc.	344,328	8,398
	Assured Guaranty Ltd.	727,851	8,297
	Inland Real Estate Corp. REIT	635,264	8,246
	HRPT Properties Trust REIT	2,423,493	8,167
*	Piper Jaffray Cos., Inc.	203,984	8,110
	UCBH Holdings, Inc.	1,174,403	8,080
	Delphi Financial Group, Inc.	438,107	8,079
	Unitrin, Inc.	502,489	8,010
	CVB Financial Corp.	664,490	7,907
	Pacific Capital Bancorp	466,925	7,882
*	Navigators Group, Inc.	143,257	7,866
	MB Financial, Inc.	277,984	7,770
	Post Properties, Inc. REIT	469,719	7,750
*	Interactive Brokers Group, Inc.	432,449	7,736
	Webster Financial Corp.	558,731	7,699
^	Equity One, Inc. REIT	434,646	7,693
	TrustCo Bank NY	806,512	7,670
	Infinity Property & Casualty Corp.	162,778	7,607
	IBERIABANK Corp.	157,177	7,544
	PacWest Bancorp	275,554	7,412
*	PHH Corp.	578,704	7,367
*,^	KBW Inc.	318,080	7,316
	National Health Investors REIT	266,201	7,302
	PS Business Parks, Inc. REIT	163,358	7,296
	Brandywine Realty Trust REIT	943,522	7,275
	First Citizens BancShares Class A	46,721	7,139
	United Fire & Casualty Co.	228,358	7,095
*	Investors Bancorp, Inc.	521,854	7,008
	Investors Real Estate Trust REIT	619,698	6,637
	Brookline Bancorp, Inc.	621,432	6,618
*,^	E*TRADE Financial Corp.	5,718,820	6,577
	Ares Capital Corp.	1,034,513	6,548
	WesBanco, Inc.	240,211	6,536
	Capstead Mortgage Corp. REIT	600,434	6,467
	Chemical Financial Corp.	228,115	6,360
	Tower Group, Inc.	224,022	6,320
^	Cousins Properties, Inc. REIT	437,245	6,056
	Financial Federal Corp.	258,541	6,016
	Saul Centers, Inc. REIT	152,101	6,008
	optionsXpress Holdings Inc.	448,531	5,992

	City Holding Co.	172,205	5,989
	Anworth Mortgage Asset Corp. REIT	904,803	5,818
	Harleysville National Corp.	399,564	5,770
	Bank Mutual Corp.	487,877	5,630
	Safety Insurance Group, Inc.	147,898	5,629
*	EZCORP, Inc.	369,494	5,620
*,^	Portfolio Recovery Associates, Inc.	163,551	5,535
^	United Community Banks, Inc.	405,030	5,500
	Alexander’s, Inc. REIT	21,556	5,495
	TowneBank	218,198	5,409
*	First Cash Financial Services, Inc.	280,671	5,350

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Chimera Investment Corp.	1,549,114	5,344
	Harleysville Group, Inc.	152,700	5,303
	Community Trust Bancorp Inc.	143,918	5,289
^	BlackRock Kelso Capital Corp.	533,630	5,262
^	First Busey Corp.	286,744	5,230
	SWS Group, Inc.	274,569	5,203
	Wintrust Financial Corp.	251,349	5,170
^	Freddie Mac	6,903,518	5,040
*,^	Enstar Group Ltd.	85,120	5,034
	Castlepoint Holdings Ltd.	367,976	4,990
	DiamondRock Hospitality Co. REIT	983,602	4,987
	Sterling Financial Corp.	554,878	4,883
*	Pinnacle Financial Partners, Inc.	163,455	4,873
*	Riskmetrics Group Inc.	323,415	4,816
*	PICO Holdings, Inc.	180,738	4,804
	LaSalle Hotel Properties REIT	430,807	4,760
	Provident New York Bancorp, Inc.	382,143	4,739
	Sterling Bancshares, Inc.	778,782	4,735
*	Hilltop Holdings Inc.	480,857	4,684
	Acadia Realty Trust REIT	328,086	4,682
	MGIC Investment Corp.	1,333,740	4,641
	Medical Properties Trust Inc. REIT	707,003	4,461
	American Physicians Capital, Inc.	92,676	4,458
	Northwest Bancorp, Inc.	206,619	4,417
	State Auto Financial Corp.	146,784	4,412
	CBL & Associates Properties, Inc. REIT	670,790	4,360
	Independent Bank Corp. (MA)	164,817	4,312
	National Western Life Insurance Co. Class A	25,462	4,307
	First Financial Corp. (IN)	104,726	4,293
	Stewart Information Services Corp.	182,092	4,277
^	Redwood Trust, Inc. REIT	286,041	4,265
	LTC Properties, Inc. REIT	208,926	4,237
^	Colonial BancGroup, Inc.	2,043,188	4,229
	First Financial Bancorp	339,694	4,209
	Getty Realty Holding Corp. REIT	198,191	4,174
	Tompkins Trustco, Inc.	71,994	4,172
	Boston Private Financial Holdings, Inc.	609,738	4,171
*	Amerisafe Inc.	200,527	4,117
	Colonial Properties Trust REIT	484,497	4,036
*	Citizens, Inc.	414,049	4,016
	Bank of the Ozarks, Inc.	134,947	4,000
*	Beneficial Mutual Bancorp, Inc.	351,142	3,950
	Universal Health Realty Income REIT	119,927	3,947
*	FPIC Insurance Group, Inc.	87,878	3,847
	First Merchants Corp.	173,131	3,845
	Sandy Spring Bancorp, Inc.	175,201	3,825
	Horace Mann Educators Corp.	415,832	3,821
	The Phoenix Cos., Inc.	1,164,215	3,807
^	Ambac Financial Group, Inc.	2,910,591	3,784
	Prospect Energy Corp.	314,528	3,765
	Berkshire Hills Bancorp, Inc.	121,693	3,755
	Univest Corp. of Pennsylvania	116,531	3,745
	Home Bancshares Inc.	137,253	3,699
*,^	Ocwen Financial Corp.	401,847	3,689
	Suffolk Bancorp	101,341	3,641

*	Texas Capital Bancshares, Inc.	271,588	3,628
*	Forestar Real Estate Group, Inc.	380,957	3,627
	Renasant Corp.	212,483	3,619
*	CNA Surety Corp.	187,446	3,599
	First Industrial Realty Trust REIT	473,623	3,576
	TriCo Bancshares	143,020	3,571
	American Equity Investment Life Holding Co.	509,293	3,565
	Flagstone Reinsurance Holdings Ltd.	364,082	3,557
	Simmons First National Corp.	118,482	3,492
	First Community Bancshares, Inc.	99,018	3,453
	Lexington Realty Trust REIT	688,145	3,441

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	BancFirst Corp.	64,721	3,425
	Provident Bankshares Corp.	354,551	3,425
	Dime Community Bancshares	255,225	3,394
	Union Bankshares Corp.	136,742	3,391
	Sunstone Hotel Investors, Inc. REIT	546,835	3,385
	Cedar Shopping Centers, Inc. REIT	475,768	3,368
	The South Financial Group, Inc.	777,440	3,359
	S.Y. Bancorp, Inc.	121,721	3,347
	Amtrust Financial Services Inc.	287,914	3,340
*	Tejon Ranch Co.	134,925	3,338
	First Source Corp.	140,955	3,331
^	General Growth Properties Inc. REIT	2,564,162	3,308
	Capital Southwest Corp.	29,886	3,232
	SCBT Financial Corp.	93,026	3,209
^	iStar Financial Inc. REIT	1,423,730	3,175
	Radian Group, Inc.	861,670	3,171
	Pennsylvania REIT	424,524	3,163
	WSFS Financial Corp.	65,170	3,127
	Westfield Financial, Inc.	301,443	3,111
*	World Acceptance Corp.	157,016	3,103
	Central Pacific Financial Co.	307,006	3,082
	Citizens Banking Corp.	1,023,922	3,051
^	Capital City Bank Group, Inc.	109,051	2,971
	Parkway Properties Inc. REIT	162,872	2,932
	Nelnet, Inc.	202,592	2,903
	Kearny Financial Corp.	226,800	2,903
*	LaBranche & Co. Inc.	597,517	2,862
	Lakeland Financial Corp.	118,258	2,817
	Life Partners Holdings	64,412	2,811
	Hercules Technology Growth Capital, Inc.	350,878	2,779
	Mainsource Financial Group, Inc.	177,925	2,758
*	Greenlight Capital Re. Ltd.	208,803	2,712
	MVC Capital, Inc.	246,867	2,708
	First Potomac REIT	288,817	2,686
	Arrow Financial Corp.	106,608	2,680
	GFI Group Inc.	750,034	2,655
*	Dollar Financial Corp.	257,219	2,649
	Compass Diversified Trust	234,316	2,636
	Republic Bancorp, Inc. Class A	96,738	2,631
	OneBeacon Insurance Group Ltd.	250,076	2,611
	StellarOne Corp.	153,093	2,587
	Urstadt Biddle Properties Class A REIT	161,826	2,578
*	MarketAxess Holdings, Inc.	314,593	2,567
	Sterling Bancorp	182,911	2,566
	Danvers Bancorp, Inc.	190,930	2,553
*	Seabright Insurance Holdings, Inc.	217,046	2,548
*	Oritani Financial Corp.	150,434	2,535
^	Heartland Financial USA, Inc.	120,854	2,488
^	NorthStar Realty Finance Corp. REIT	633,599	2,477
	Sun Communities, Inc. REIT	176,124	2,466
*	United America Indemnity, Ltd.	192,423	2,465
	Nara Bancorp, Inc.	250,520	2,463
	Northfield Bancorp, Inc.	215,621	2,426
	Abington Community Bancorp Inc.	261,476	2,419
	Washington Trust Bancorp, Inc.	121,790	2,405

	First Financial Holdings, Inc.	118,544	2,399
*,^	Western Alliance Bancorp	237,241	2,394
^	American Capital Agency Corp. REIT	111,792	2,388
	FBL Financial Group, Inc. Class A	153,348	2,369
	Flushing Financial Corp.	196,624	2,352
	Presidential Life Corp.	237,541	2,349
	Southside Bancshares, Inc.	99,299	2,333
	U-Store-It Trust REIT	522,369	2,325
	Columbia Banking System, Inc.	192,051	2,291
*,^	MF Global Ltd.	1,093,898	2,232
	Consolidated-Tomoka Land Co.	58,356	2,229

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Kansas City Life Insurance Co.	49,359	2,140
	Donegal Group Inc. Class A	127,082	2,131
	BankFinancial Corp.	208,878	2,128
*	eHealth, Inc.	159,727	2,121
*	TradeStation Group, Inc.	322,876	2,083
^	Frontier Financial Corp.	453,679	1,978
	NGP Capital Resources Co.	232,258	1,944
	CoBiz Inc.	198,069	1,929
	ViewPoint Financial Group	119,537	1,919
	Southwest Bancorp, Inc.	146,924	1,904
	Kite Realty Group Trust REIT	341,570	1,899
	Greene County Bancshares	132,679	1,796
^	Anthracite Capital Inc. REIT	787,543	1,756
*	Crawford & Co. Class B	118,293	1,720
^	Cohen & Steers, Inc.	156,204	1,717
	Wilshire Bancorp Inc.	186,348	1,692
	The PMI Group Inc.	867,512	1,692
^	RAIT Financial Trust REIT	643,795	1,674
	EMC Insurance Group, Inc.	63,852	1,638
^	Cascade Bancorp	239,889	1,619
	Education Realty Trust, Inc. REIT	305,672	1,596
	Gamco Investors Inc. Class A	58,352	1,594
	Westwood Holdings Group, Inc.	55,238	1,569
*,^	Credit Acceptance Corp.	113,911	1,561
*,^	Avatar Holding, Inc.	58,681	1,556
*	NewStar Financial, Inc.	386,080	1,540
^	Old Second Bancorp, Inc.	132,316	1,535
	Winthrop Realty Trust REIT	141,196	1,531
	Calamos Asset Management, Inc.	206,756	1,530
	Hersha Hospitality Trust REIT	508,492	1,525
	Baldwin & Lyons, Inc. Class B	79,511	1,446
	Oriental Financial Group Inc.	231,684	1,402
	Ashford Hospitality Trust REIT	1,207,592	1,389
*	FBR Capital Markets Corp.	281,913	1,370
	Clifton Savings Bancorp, Inc.	113,570	1,347
	Strategic Hotels and Resorts, Inc. REIT	788,065	1,324
	United Financial Bancorp, Inc.	84,509	1,279
	BGC Partners, Inc.	457,492	1,263
^	Roma Financial Corp.	99,735	1,256
	FelCor Lodging Trust, Inc. REIT	671,733	1,236
	National Financial Partners Corp.	404,473	1,230
	Capitol Bancorp Ltd.	155,263	1,211
	Ramco-Gershenson Properties Trust REIT	195,111	1,206
*	FCStone Group, Inc.	265,555	1,176
	Banner Corp.	122,731	1,155
	Glimcher Realty Trust REIT	404,864	1,138
*	Penson Worldwide, Inc.	148,632	1,133
*	Guaranty Bancorp	555,221	1,110
	National Interstate Corp.	61,213	1,094
*	Virginia Commerce Bancorp, Inc.	211,371	1,093
	Great Southern Bancorp, Inc.	92,526	1,058
	West Coast Bancorp	157,937	1,041
*	Meridian Interstate Bancorp, Inc.	110,155	1,019
^	Seacoast Banking Corp. of Florida	152,366	1,006
*	Crawford & Co.	140,240	945

*,^	Guaranty Financial Group, Inc.	353,481	923
*,^	The First Marblehead Corp.	680,439	878
	Hanmi Financial Corp.	417,634	860
*,^	CompuCredit Corp.	151,319	837
*,^	Asset Acceptance Capital Corp.	161,049	823
	Amcore Financial, Inc.	224,773	814
	Advance America, Cash Advance Centers, Inc.	422,140	798
	CapLease, Inc. REIT	450,543	779
	DuPont Fabros Technology Inc. REIT	372,277	771
	City Bank Lynnwood (WA)	140,589	731
	Urstadt Biddle Properties REIT	50,992	727

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Advanta Corp. Class B	305,286	638
*	First Acceptance Corp.	208,983	606
^	Maguire Properties, Inc. REIT	405,465	592
	Gramercy Capital Corp. REIT	458,677	587
^	Arbor Realty Trust, Inc. REIT	197,221	582
^	Capital Trust Class A REIT	156,742	564
	Grubb & Ellis Co.	451,168	559
	Anchor Bancorp Wisconsin Inc.	191,351	528
^	Newcastle Investment Corp. REIT	562,184	472
	Independent Bank Corp. (MI)	216,955	469
*	Thomas Weisel Partners Group, Inc.	91,235	431
^	Corus Bankshares Inc.	351,211	390
	Taylor Capital Group, Inc.	62,951	368
	First State Bancorporation	212,886	351
*,^	Flagstar Bancorp, Inc.	491,607	349
*	Waterstone Financial, Inc.	97,925	328
	Integra Bank Corp.	206,142	282
*	Friedman, Billings, Ramsey Group, Inc. REIT	1,561,274	265
*,^	First Federal Financial Corp.	145,003	254
^	JER Investors Trust Inc. REIT	261,274	243
*	Cardtronics Inc.	143,371	185
	Advanta Corp. Class A	108,227	126
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			2,305,753
Health Care (12.8%)
*	Watson Pharmaceuticals, Inc.	1,057,367	28,094
*	Gen-Probe Inc.	577,684	24,748
*	OSI Pharmaceuticals, Inc.	613,056	23,940
*	IDEXX Laboratories, Inc.	633,266	22,848
*,^	Valeant Pharmaceuticals International	938,287	21,487
	Teleflex Inc.	422,658	21,175
*	Onyx Pharmaceuticals, Inc.	598,125	20,432
*	Immucor Inc.	747,879	19,879
*	Thoratec Corp.	582,237	18,917
	Universal Health Services Class B	502,750	18,888
*	BioMarin Pharmaceutical Inc.	1,060,894	18,884
*	VCA Antech, Inc.	899,136	17,875
	PerkinElmer, Inc.	1,273,280	17,711
*	Magellan Health Services, Inc.	432,869	16,951
*	AMERIGROUP Corp.	565,082	16,681
	Owens & Minor, Inc.	440,565	16,587
*	Psychiatric Solutions, Inc.	593,016	16,515
*	Pediatrix Medical Group, Inc.	485,918	15,404
*	Masimo Corp.	513,040	15,304
*	Haemonetics Corp.	270,584	15,288
*	United Therapeutics Corp.	243,102	15,206
*	Bio-Rad Laboratories, Inc. Class A	200,001	15,062
	STERIS Corp.	629,401	15,036
*	Inverness Medical Innovations, Inc.	789,202	14,924
*	Cubist Pharmaceuticals, Inc.	602,789	14,563
*	Isis Pharmaceuticals, Inc.	1,019,162	14,452
*	Nuvasive, Inc.	382,453	13,252
	West Pharmaceutical Services, Inc.	346,615	13,092
*	PSS World Medical, Inc.	663,047	12,479
*	LifePoint Hospitals, Inc.	539,315	12,318

*	Regeneron Pharmaceuticals, Inc.	656,663	12,056
*,^	Auxilium Pharmaceuticals, Inc.	420,528	11,960
*,^	Amedisys Inc.	285,917	11,820
*	Sequenom, Inc.	575,415	11,416
	Mentor Corp.	359,859	11,130
	Meridian Bioscience Inc.	428,913	10,924
*,^	HLTH Corp.	1,032,284	10,798
*	Alkermes, Inc.	1,008,696	10,743
	Martek Biosciences Corp.	351,232	10,646
*	Healthspring, Inc.	530,264	10,589

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Varian, Inc.	312,552	10,474
	Hill-Rom Holdings, Inc.	633,094	10,421
*	HealthSouth Corp.	937,200	10,272
	Chemed Corp.	244,409	9,720
*	ViroPharma Inc.	745,373	9,705
*	Celera Corp.	853,523	9,500
*	Centene Corp.	461,297	9,092
*	Catalyst Health Solutions, Inc.	368,974	8,984
*	Luminex Corp.	416,594	8,898
*	Dionex Corp.	195,523	8,769
*	Alnylam Pharmaceuticals Inc.	351,768	8,699
*	Gentiva Health Services, Inc.	289,231	8,463
	Medicis Pharmaceutical Corp.	605,163	8,412
*	Wright Medical Group, Inc.	400,984	8,192
*	The Medicines Co.	554,889	8,173
*	HMS Holdings Corp.	253,309	7,984
	PDL BioPharma Inc.	1,274,488	7,876
*	AmSurg Corp.	337,090	7,868
	Cooper Cos., Inc.	478,934	7,855
*	Integra LifeSciences Holdings	218,979	7,789
*	Acorda Therapeutics Inc.	374,163	7,674
	Datascope Corp.	141,963	7,416
*	Eclipsys Corp.	522,482	7,414
*	CONMED Corp.	306,358	7,334
	Landauer, Inc.	99,038	7,259
*	Medarex, Inc.	1,295,249	7,227
*,^	AthenaHealth Inc.	191,598	7,208
*	American Medical Systems Holdings, Inc.	777,167	6,987
*	AMAG Pharmaceuticals, Inc.	180,838	6,483
*	Greatbatch, Inc.	243,226	6,436
*	Cepheid, Inc.	610,779	6,340
*	Theravance, Inc.	500,043	6,196
*	Seattle Genetics, Inc.	678,375	6,065
*	Xenoport Inc.	241,655	6,061
	Allscripts Healthcare Solutions, Inc.	605,240	6,004
*	CV Therapeutics, Inc.	648,661	5,974
*	LHC Group Inc.	165,564	5,960
*	Tenet Healthcare Corp.	5,072,758	5,834
*	PAREXEL International Corp.	587,454	5,704
*	Exelixis, Inc.	1,125,713	5,651
*	Abraxis BioScience	85,409	5,630
*	Nektar Therapeutics	982,603	5,463
*	Phase Forward Inc.	432,433	5,414
*	ABIOMED, Inc.	327,352	5,375
*	Align Technology, Inc.	611,907	5,354
*	PharMerica Corp.	324,143	5,079
*	Merit Medical Systems, Inc.	282,022	5,057
*	Par Pharmaceutical Cos. Inc.	368,057	4,936
*	Conceptus, Inc.	323,365	4,922
	Invacare Corp.	313,699	4,869
*	Cyberonics, Inc.	291,789	4,835
*	Hanger Orthopedic Group, Inc.	326,257	4,734
*	Health Management Associates Class A	2,597,827	4,650
*	Questcor Pharmaceuticals, Inc.	494,606	4,605
*	MedAssets, Inc.	314,556	4,593

*	Cougar Biotechnology Inc.	175,913	4,574
*,^	Dendreon Corp.	993,422	4,550
*	Volcano Corp.	303,220	4,548
*	ICU Medical, Inc.	136,996	4,540
*	Salix Pharmaceuticals, Ltd.	511,913	4,520
*	Advanced Medical Optics, Inc.	653,800	4,322
*	Kindred Healthcare, Inc.	331,455	4,316
*	Zoll Medical Corp.	224,443	4,240
*,^	SurModics, Inc.	163,217	4,124
*	Healthways, Inc.	357,589	4,105
*	Halozyme Therapeutics Inc.	728,706	4,081

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Quidel Corp.	311,706	4,074
*	inVentiv Health, Inc.	352,480	4,068
*	Omnicell, Inc.	330,759	4,039
*	Res-Care, Inc.	266,016	3,996
*,^	Medivation Inc.	271,583	3,957
*,^	Geron Corp.	839,194	3,919
	Analogic Corp.	142,437	3,886
*	Universal American Corp.	438,631	3,869
*	ev3 Inc.	620,429	3,785
*	Abaxis, Inc.	232,074	3,720
*	Vivus, Inc.	698,073	3,714
*	Momenta Pharmaceuticals, Inc.	318,266	3,692
*	Allos Therapeutics Inc.	602,981	3,690
*	Sun Healthcare Group Inc.	416,087	3,682
*	Neogen Corp.	147,240	3,678
*	Natus Medical Inc.	281,026	3,639
*	Kendle International Inc.	141,131	3,630
*,^	InterMune Inc.	335,266	3,547
*	Incyte Corp.	912,712	3,459
*	Emergency Medical Services LP Class A	94,358	3,454
	National Healthcare Corp.	68,138	3,450
*	SonoSite, Inc.	180,414	3,442
*	AngioDynamics, Inc.	245,886	3,366
*	Savient Pharmaceuticals Inc.	579,506	3,355
*	Genoptix, Inc.	96,860	3,301
*	Arena Pharmaceuticals, Inc.	789,842	3,294
*	Bio-Reference Laboratories, Inc.	124,737	3,272
*	Odyssey Healthcare, Inc.	350,965	3,246
*,^	Osiris Therapeutics, Inc.	168,706	3,232
*	NPS Pharmaceuticals Inc.	503,588	3,127
*	MWI Veterinary Supply Inc.	115,877	3,124
*	Rigel Pharmaceuticals, Inc.	388,440	3,108
*	AMN Healthcare Services, Inc.	360,993	3,054
*	Symmetry Medical Inc.	381,914	3,044
*	Progenics Pharmaceuticals, Inc.	290,877	2,999
*	Genomic Health, Inc.	150,943	2,940
*	Noven Pharmaceuticals, Inc.	266,155	2,928
*	Human Genome Sciences, Inc.	1,378,184	2,922
*	RehabCare Group, Inc.	192,594	2,920
*	Almost Family Inc.	64,895	2,919
*	eResearch Technology, Inc.	433,427	2,874
*	Ligand Pharmaceuticals Inc. Class B	1,035,077	2,836
*	Cypress Bioscience, Inc.	404,484	2,767
*	CryoLife Inc.	283,180	2,750
*	IRIS International, Inc.	196,773	2,743
*	Cross Country Healthcare, Inc.	308,903	2,715
	Computer Programs and Systems, Inc.	98,036	2,627
*,^	GTx, Inc.	153,966	2,593
*	Molina Healthcare Inc.	146,207	2,575
*	Orthofix International N.V.	164,776	2,526
*	Durect Corp.	743,002	2,519
*	Bruker BioSciences Corp.	610,693	2,467
*	Albany Molecular Research, Inc.	251,793	2,452
*	Facet Biotech Corp.	253,811	2,434
*	VNUS Medical Technologies, Inc.	144,673	2,347

*	Assisted Living Concepts Inc.	561,123	2,329
*	IPC The Hospitalist Co.	137,586	2,316
*,^	Emeritus Corp.	229,958	2,306
*	Accuray Inc.	439,002	2,265
*	Affymetrix, Inc.	753,380	2,253
*,^	MannKind Corp.	651,363	2,234
*	Pain Therapeutics, Inc.	376,191	2,227
*	Vital Images, Inc.	159,978	2,225
*,^	Indevus Pharmaceuticals, Inc.	697,000	2,189
*	Alliance Imaging, Inc.	273,054	2,176
*	Kensey Nash Corp.	111,498	2,164

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Sirona Dental Systems Inc.	203,876	2,141
*	Palomar Medical Technologies, Inc.	182,628	2,106
	Brookdale Senior Living Inc.	375,993	2,098
*	Triple-S Management Corp.	172,878	1,988
*	CorVel Corp.	88,523	1,946
*	Array BioPharma Inc.	477,425	1,934
*	Air Methods Corp.	117,042	1,871
*	MedCath Corp.	178,466	1,863
*	OraSure Technologies, Inc.	503,334	1,852
*	Nabi Biopharmaceuticals	552,120	1,850
*	Skilled Healthcare Group Inc.	205,497	1,734
*	Enzo Biochem, Inc.	353,595	1,729
*	Emergent BioSolutions Inc.	62,958	1,644
*	Cadence Pharmaceuticals, Inc.	222,786	1,611
*	Pharmasset, Inc.	122,767	1,609
*	Insulet Corp.	191,303	1,477
	Ensign Group Inc.	86,843	1,454
*	Cambrex Corp.	313,212	1,447
*,^	Opko Health, Inc.	886,703	1,436
*	Idenix Pharmaceuticals Inc.	238,383	1,380
*	Pozen Inc.	267,218	1,347
*,^	ArthroCare Corp.	282,007	1,345
*	RTI Biologics, Inc.	485,695	1,341
*,^	Stereotaxis Inc.	301,832	1,328
*,^	Zymogenetics, Inc.	440,788	1,322
*	Neurocrine Biosciences, Inc.	407,883	1,305
*,^	Akorn, Inc.	566,471	1,303
*,^	Sangamo BioSciences, Inc.	366,463	1,275
*	Affymax Inc.	112,133	1,120
*	Lexicon Pharmaceuticals Inc.	792,783	1,110
*,^	Clinical Data, Inc.	122,922	1,094
*	Nighthawk Radiology Holdings, Inc.	215,411	1,047
*	Chindex International, Inc.	127,534	1,014
*	Orexigen Therapeutics Inc.	180,706	1,008
*	Life Sciences Research, Inc.	106,986	1,006
*,^	Hansen Medical Inc.	131,817	952
*	Cynosure Inc.	102,758	938
*	Senomyx, Inc.	321,575	897
*	K-V Pharmaceutical Co. Class A	307,390	885
*	XOMA Ltd.	1,400,611	868
*,^	Sunrise Senior Living, Inc.	495,812	833
*,^	Virtual Radiologic Corp.	78,791	668
*,^	Amicus Therapeutics, Inc.	82,523	659
*	Caraco Pharmaceutical Laboratories, Ltd.	106,414	630
*	TomoTherapy, Inc.	240,893	573
*	MAP Pharmaceuticals Inc.	74,671	521
*	Sucampo Pharmaceuticals Inc.	74,412	428
*	K-V Pharmaceutical Co. Class B	53,281	152
			1,336,472
Industrials (16.8%)
*	URS Corp.	899,664	36,679
*	Waste Connections, Inc.	831,296	26,244
	Lincoln Electric Holdings, Inc.	456,502	23,250
	Watson Wyatt & Co. Holdings	460,943	22,042
*	Corrections Corp. of America	1,335,693	21,852

*	Aecom Technology Corp.	710,043	21,820
	Landstar System, Inc.	564,232	21,683
	IDEX Corp.	879,596	21,242
*	Continental Airlines, Inc. Class B	1,169,781	21,126
	Wabtec Corp.	490,260	19,488
	Kennametal, Inc.	816,024	18,108
	MSC Industrial Direct Co., Inc. Class A	474,164	17,463
	The Timken Co.	873,940	17,155
	CLARCOR Inc.	513,637	17,042
	Hubbell Inc. Class B	521,483	17,042

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Lennox International Inc.	499,464	16,128
*	Teledyne Technologies, Inc.	361,277	16,095
	GATX Corp.	518,868	16,069
	Curtiss-Wright Corp.	478,458	15,976
*	EMCOR Group, Inc.	696,227	15,616
*	JetBlue Airways Corp.	2,162,750	15,356
*	Tetra Tech, Inc.	633,386	15,296
	Granite Construction Co.	346,790	15,234
	Graco, Inc.	639,928	15,186
	Acuity Brands, Inc.	433,216	15,124
*	Moog Inc.	411,612	15,053
*	Kirby Corp.	546,965	14,965
	Woodward Governor Co.	645,722	14,865
	UAL Corp.	1,348,787	14,864
*	Thomas & Betts Corp.	613,657	14,740
*	Clean Harbors Inc.	225,693	14,318
	Trinity Industries, Inc.	870,278	13,716
	UTI Worldwide, Inc.	955,833	13,707
	Carlisle Co., Inc.	650,302	13,461
*	Gardner Denver Inc.	567,260	13,240
	The Toro Co.	399,740	13,191
	Regal-Beloit Corp.	343,477	13,049
	Con-way, Inc.	487,327	12,963
	The Brink’s Co.	479,921	12,900
	Brady Corp. Class A	536,271	12,844
*	Energy Conversion Devices, Inc.	486,841	12,273
*	Orbital Sciences Corp.	623,911	12,185
*	Huron Consulting Group Inc.	210,217	12,039
	Valmont Industries, Inc.	195,147	11,974
*	Esterline Technologies Corp.	314,546	11,918
^	Simpson Manufacturing Co.	414,842	11,516
*	ESCO Technologies Inc.	277,604	11,368
	Actuant Corp.	594,996	11,317
	Skywest, Inc.	606,809	11,287
*	Alaska Air Group, Inc.	384,145	11,236
	Alexander & Baldwin, Inc.	440,973	11,051
*	GrafTech International Ltd.	1,274,777	10,606
	Nordson Corp.	327,353	10,570
	Heartland Express, Inc.	666,625	10,506
*	Hub Group, Inc.	393,660	10,444
*	Genesee & Wyoming Inc. Class A	340,264	10,378
	Knight Transportation, Inc.	639,625	10,311
	Kaydon Corp.	297,198	10,209
	Watsco, Inc.	261,909	10,057
*	General Cable Corp.	563,484	9,968
	Mueller Industries Inc.	396,245	9,938
*	Geo Group Inc.	543,025	9,791
	Belden Inc.	459,978	9,604
*	TransDigm Group, Inc.	284,073	9,536
	Briggs & Stratton Corp.	531,517	9,349
	ABM Industries Inc.	484,261	9,225
	Crane Co.	508,907	8,774
	Rollins, Inc.	484,424	8,758
*	US Airways Group Inc.	1,126,969	8,711
*	WESCO International, Inc.	450,704	8,667

	Werner Enterprises, Inc.	492,210	8,535
*	Old Dominion Freight Line, Inc.	297,369	8,463
*	United Stationers, Inc.	249,541	8,357
	Deluxe Corp.	549,867	8,226
	Otter Tail Corp.	350,814	8,184
*	Navigant Consulting, Inc.	513,552	8,150
*	BE Aerospace, Inc.	1,058,175	8,137
	The Corporate Executive Board Co.	362,642	8,000
	Baldor Electric Co.	442,810	7,904
	Watts Water Technologies, Inc.	311,557	7,780
	Mine Safety Appliances Co.	324,092	7,749

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Herman Miller, Inc.	593,183	7,729
	Mueller Water Products, Inc.	913,850	7,713
	Arkansas Best Corp.	255,768	7,701
	Applied Industrial Technology, Inc.	406,576	7,692
*	AAR Corp.	411,898	7,583
*	Hexcel Corp.	1,022,327	7,555
	Triumph Group, Inc.	176,345	7,488
	Forward Air Corp.	307,440	7,462
*	Resources Connection, Inc.	455,365	7,459
*	MPS Group, Inc.	989,215	7,449
	Barnes Group, Inc.	491,826	7,131
*,^	American Superconductor Corp.	435,669	7,106
	Oshkosh Truck Corp.	793,029	7,050
	Healthcare Services Group, Inc.	434,745	6,925
	American Science & Engineering, Inc.	93,463	6,913
*	Sykes Enterprises, Inc.	351,279	6,716
^	HNI Corp.	423,554	6,709
*	Beacon Roofing Supply, Inc.	470,995	6,537
*	CoStar Group, Inc.	198,254	6,530
*	Perini Corp.	276,179	6,457
*	Allegiant Travel Co.	129,914	6,310
	A.O. Smith Corp.	209,550	6,186
*	Astec Industries, Inc.	190,335	5,963
*	Insituform Technologies Inc. Class A	297,970	5,867
	Ameron International Corp.	93,174	5,863
*	Mastec Inc.	501,758	5,810
*	Korn/Ferry International	494,058	5,642
*	AirTran Holdings, Inc.	1,246,605	5,535
*	Axsys Technologies, Inc.	100,761	5,528
	Franklin Electric, Inc.	195,484	5,495
*	Ceradyne, Inc.	266,459	5,412
	Administaff, Inc.	248,990	5,388
*	Mobile Mini, Inc.	371,070	5,351
*	Team, Inc.	189,907	5,260
	Viad Corp.	212,195	5,250
*	II-VI, Inc.	270,680	5,167
*,^	RSC Holdings Inc.	604,821	5,153
	McGrath RentCorp	239,209	5,110
	Robbins & Myers, Inc.	313,410	5,068
*,^	Evergreen Solar, Inc.	1,577,932	5,034
	Gorman-Rupp Co.	160,420	4,992
*	Layne Christensen Co.	205,854	4,943
*	Aerovironment Inc.	133,445	4,912
	Kaman Corp. Class A	270,889	4,911
	Tredegar Corp.	269,460	4,899
	HEICO Corp.	124,669	4,841
*,^	The Middleby Corp.	177,409	4,838
	Seaboard Corp.	3,963	4,732
*	RBC Bearings Inc.	232,074	4,706
	CIRCOR International, Inc.	170,621	4,692
	Cubic Corp.	170,845	4,647
	Universal Forest Products, Inc.	172,442	4,640
*	United Rentals, Inc.	505,498	4,610
	Armstrong Worldwide Industries, Inc.	212,910	4,603
*	EnPro Industries, Inc.	213,688	4,603

*	Exponent, Inc.	152,511	4,588
	Knoll, Inc.	505,595	4,560
	Comfort Systems USA, Inc.	421,015	4,488
*	Griffon Corp.	481,022	4,488
*	TrueBlue, Inc.	461,466	4,416
*	EnerSys	397,444	4,372
*	Force Protection, Inc.	727,406	4,350
	EnergySolutions	755,199	4,267
*	CBIZ Inc.	492,044	4,256
	Genco Shipping and Trading Ltd.	287,467	4,255
	Raven Industries, Inc.	173,609	4,184

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	DynCorp International Inc. Class A	274,132	4,159
*	Northwest Pipe Co.	97,582	4,158
	Federal Signal Corp.	504,865	4,145
*	The Advisory Board Co.	184,784	4,121
*	Blount International, Inc.	429,868	4,075
	G & K Services, Inc. Class A	201,238	4,069
^	Lindsay Manufacturing Co.	122,872	3,906
*	Stanley Inc.	107,673	3,900
*	Colfax Corp.	374,750	3,894
	Pacer International, Inc.	373,206	3,893
	Badger Meter, Inc.	132,982	3,859
*	School Specialty, Inc.	199,962	3,823
	Heidrick & Struggles International, Inc.	175,299	3,776
	Quanex Building Products Corp.	400,784	3,755
	Albany International Corp.	283,323	3,627
	Steelcase Inc.	634,072	3,563
	American Ecology Corp.	175,044	3,541
*	L.B. Foster Co. Class A	113,021	3,535
*	GeoEye Inc.	182,387	3,507
*	Dycom Industries, Inc.	425,521	3,498
*	Republic Airways Holdings Inc.	327,380	3,493
	Encore Wire Corp.	183,923	3,487
	Kelly Services, Inc. Class A	266,941	3,473
*	NCI Building Systems, Inc.	209,270	3,411
	Eagle Bulk Shipping Inc.	498,444	3,399
	Ennis, Inc.	275,973	3,342
*	Marten Transport, Ltd.	173,801	3,295
*,^	Taser International Inc.	623,282	3,291
*	Interline Brands, Inc.	309,139	3,286
*	ATC Technology Corp.	223,734	3,273
*	Chart Industries, Inc.	301,123	3,201
	Apogee Enterprises, Inc.	307,444	3,185
*,^	Ener1, Inc.	444,955	3,181
*	AZZ Inc.	123,071	3,089
*	CRA International Inc.	113,652	3,061
	Gibraltar Industries Inc.	254,365	3,037
*	Hawaiian Holdings, Inc.	455,746	2,908
	AAON, Inc.	137,943	2,880
*	Kforce Inc.	371,498	2,853
	Titan International, Inc.	345,404	2,850
*	Atlas Air Worldwide Holdings, Inc.	149,735	2,830
*	Cornell Cos., Inc.	149,355	2,777
	Tennant Co.	176,220	2,714
*	American Reprographics Co.	391,099	2,699
*	Columbus McKinnon Corp.	192,729	2,631
	Dynamic Materials Corp.	134,738	2,602
	Cascade Corp.	86,893	2,595
*	Argon ST, Inc.	137,291	2,589
*,^	FuelCell Energy, Inc.	660,434	2,562
*	Amerco, Inc.	73,565	2,540
	Standex International Corp.	126,341	2,507
	Sun Hydraulics Corp.	133,041	2,507
^	Mueller Water Products, Inc. Class A	298,157	2,505
	Interface, Inc.	537,276	2,493
*	Powell Industries, Inc.	85,169	2,472

*	Cenveo Inc.	548,490	2,441
	TAL International Group, Inc.	173,032	2,440
*,^	Energy Recovery Inc.	321,085	2,434
*	Consolidated Graphics, Inc.	106,243	2,405
*	Pike Electric Corp.	194,741	2,395
	Aircastle Ltd.	500,636	2,393
*	Rush Enterprises, Inc. Class A	278,272	2,385
	Freightcar America Inc.	127,483	2,329
	NACCO Industries, Inc. Class A	60,149	2,250
	Kimball International, Inc. Class B	257,440	2,217
*	Innerworkings, Inc.	337,416	2,210

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Duff & Phelps Corp.	113,869	2,177
	HEICO Corp. Class A	74,836	2,167
*,^	Fuel-Tech N.V.	204,217	2,163
*	Ladish Co., Inc.	154,179	2,135
*	Waste Services, Inc.	321,471	2,115
*	American Commercial Lines Inc.	428,431	2,099
*	Furmanite Corp.	385,551	2,078
*	M&F Worldwide Corp.	133,725	2,066
*	Acco Brands Corp.	578,298	1,995
	Ampco-Pittsburgh Corp.	91,545	1,987
*	Titan Machinery, Inc.	140,796	1,980
	CDI Corp.	152,571	1,974
	Courier Corp.	110,112	1,971
*	Polypore International Inc.	260,193	1,967
*	ICF International, Inc.	77,848	1,913
	American Woodmark Corp.	104,784	1,910
	Schawk, Inc.	160,040	1,834
*	Hill International Inc.	260,374	1,833
*	Standard Parking Corp.	94,275	1,823
	Great Lakes Dredge & Dock Co.	439,312	1,823
*	GenCorp, Inc.	490,442	1,805
*	LECG Corp.	260,890	1,751
*,^	YRC Worldwide, Inc.	605,336	1,737
*	H&E Equipment Services, Inc.	225,280	1,737
	Macquarie Infrastructure Co. LLC	452,208	1,705
	Houston Wire & Cable Co.	180,420	1,680
	Bowne & Co., Inc.	285,085	1,676
	Wabash National Corp.	328,177	1,477
*	Tecumseh Products Co. Class A	149,628	1,433
*	First Advantage Corp. Class A	99,691	1,411
*	3D Systems Corp.	176,835	1,404
*	TBS International Ltd.	138,326	1,387
	Vicor Corp.	205,542	1,359
	Textainer Group Holdings Ltd.	125,581	1,331
*	Spherion Corp.	559,609	1,237
	American Railcar Industries, Inc.	111,935	1,179
	The Greenbrier Cos., Inc.	167,239	1,149
	Sauer-Danfoss, Inc.	129,934	1,137
*,^	EnerNOC Inc.	148,808	1,107
*	Volt Information Sciences Inc.	150,892	1,091
	Horizon Lines Inc.	300,712	1,049
*	TurboChef Technologies, Inc.	213,574	1,049
	Lawson Products, Inc.	45,037	1,029
	Paragon Shipping, Inc.	213,561	1,014
*,^	Orion Energy Systems Inc.	184,978	1,001
*	Clearwater Paper Corp.	119,212	1,000
*	Universal Truckload Services, Inc.	67,750	959
	The Standard Register Co.	101,847	910
*	Hudson Highland Group, Inc.	271,344	909
*	Power-One, Inc.	690,702	822
*	Plug Power, Inc.	795,962	812
*	Safe Bulkers, Inc.	115,026	768
*	Avis Budget Group, Inc.	1,064,052	745
*	Rush Enterprises, Inc. Class B	90,434	741
*	Fushi Copperweld, Inc.	128,641	678

*,^	Valence Technology Inc.	308,703	562
*,^	China Architectural Engineering Inc.	164,279	404
*,^	Metalico, Inc.	227,536	353
*,^	Builders FirstSource, Inc.	190,902	292
*	TriMas Corp.	175,358	242
*	Tecumseh Products Co. Class B	24,750	236
			1,753,432
Information Technology (16.1%)
*	ANSYS, Inc.	899,939	25,099
*	Itron, Inc.	365,542	23,300
^	FactSet Research Systems Inc.	485,829	21,493

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Sybase, Inc.	857,412	21,238
	Diebold, Inc.	700,975	19,690
*	F5 Networks, Inc.	857,615	19,605
*	Equinix, Inc.	356,566	18,966
*	QLogic Corp.	1,397,591	18,784
	Broadridge Financial Solutions LLC	1,496,635	18,768
*	Compuware Corp.	2,715,684	18,331
*	Solera Holdings, Inc.	702,894	16,940
*	NeuStar, Inc. Class A	839,072	16,051
*	Rambus Inc.	1,007,020	16,032
	Jack Henry & Associates Inc.	825,372	16,020
*	IAC/InterActiveCorp	1,011,542	15,912
*	Parametric Technology Corp.	1,229,122	15,548
*	Metavante Technologies	955,803	15,398
	National Instruments Corp.	628,409	15,308
*	Concur Technologies, Inc.	447,318	14,681
*	Novell, Inc.	3,770,373	14,667
*	CACI International, Inc.	322,568	14,545
*	MICROS Systems, Inc.	867,844	14,163
*	Atmel Corp.	4,516,879	14,138
*	ON Semiconductor Corp.	4,142,035	14,083
*	Zebra Technologies Corp. Class A	694,865	14,078
*	Varian Semiconductor Equipment Associates, Inc.	773,828	14,022
*	Macrovision Solutions Corp.	1,097,158	13,879
*	Sohu.com Inc.	286,465	13,561
*,^	Cree, Inc.	844,953	13,409
*	InterDigital, Inc.	476,832	13,113
*	Perot Systems Corp.	958,078	13,097
*,^	SINA.com	565,172	13,084
*	Informatica Corp.	948,649	13,025
*	Gartner, Inc. Class A	700,699	12,493
*	Polycom, Inc.	906,984	12,253
*	ManTech International Corp.	226,059	12,250
*	Silicon Laboratories Inc.	484,259	12,000
*	Comtech Telecommunications Corp.	258,572	11,848
*	CommScope, Inc.	749,066	11,640
*	PMC Sierra Inc.	2,340,719	11,376
*	Brocade Communications Systems, Inc.	3,963,844	11,099
*	Microsemi Corp.	845,641	10,689
*	International Rectifier Corp.	776,511	10,483
*	Arris Group Inc.	1,309,169	10,408
*	Integrated Device Technology Inc.	1,812,077	10,166
*	TIBCO Software Inc.	1,948,653	10,113
*	Tech Data Corp.	562,623	10,037
*	3Com Corp.	4,317,868	9,845
*	Digital River, Inc.	394,750	9,790
*	Skyworks Solutions, Inc.	1,759,502	9,748
*	Anixter International Inc.	318,679	9,599
*	j2 Global Communications, Inc.	467,410	9,367
*	Atheros Communications, Inc.	638,218	9,133
*	Benchmark Electronics, Inc.	709,677	9,063
	ADTRAN Inc.	609,038	9,062
*	Quest Software, Inc.	709,084	8,927
	Fair Isaac, Inc.	515,242	8,687
*	Avocent Corp.	478,081	8,562

*	Progress Software Corp.	439,179	8,459
*	CyberSource Corp.	703,316	8,433
*	Tekelec	630,084	8,405
^	Quality Systems, Inc.	192,278	8,387
*,^	VistaPrint Ltd.	448,963	8,355
*	Convergys Corp.	1,297,030	8,314
*	Blackboard Inc.	315,714	8,281
*	EarthLink, Inc.	1,176,178	7,951
*	SRA International, Inc.	453,860	7,829
*	Teradyne, Inc.	1,797,796	7,587
*	Semtech Corp.	666,525	7,512

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	TiVo Inc.	1,030,995	7,382
*	FEI Co.	390,733	7,369
*	FormFactor Inc.	494,840	7,225
*	Cypress Semiconductor Corp.	1,614,041	7,215
*	Websense, Inc.	479,086	7,172
*	Infinera Corp.	792,647	7,102
*	ViaSat, Inc.	294,680	7,096
*	Plexus Corp.	417,820	7,082
	MAXIMUS, Inc.	199,057	6,989
*	Intermec, Inc.	525,643	6,981
*	Cymer, Inc.	315,114	6,904
	Plantronics, Inc.	520,367	6,869
*	ADC Telecommunications, Inc.	1,253,309	6,856
*	EchoStar Corp.	449,957	6,691
*	Wind River Systems Inc.	737,558	6,660
*	Ariba, Inc.	915,366	6,600
*	MKS Instruments, Inc.	445,717	6,592
*	Lawson Software, Inc.	1,388,314	6,581
*	Genpact, Ltd.	797,143	6,552
*	Riverbed Technology, Inc.	571,625	6,511
*	Fairchild Semiconductor International, Inc.	1,330,031	6,504
*	CSG Systems International, Inc.	371,803	6,495
*	Cogent Inc.	475,797	6,457
*	Cabot Microelectronics Corp.	247,564	6,454
*	Ciena Corp.	959,461	6,428
	Acxiom Corp.	785,418	6,370
*	Rofin-Sinar Technologies Inc.	307,134	6,321
*	ValueClick, Inc.	922,020	6,307
*	Emulex Corp.	900,578	6,286
	Cognex Corp.	424,170	6,278
	Blackbaud, Inc.	463,858	6,262
*	Vishay Intertechnology, Inc.	1,829,377	6,256
	Take-Two Interactive Software, Inc.	821,176	6,208
*	Omniture, Inc.	579,408	6,165
*	Interwoven Inc.	488,169	6,151
*	Verigy Ltd.	638,796	6,145
*	Tessera Technologies, Inc.	515,830	6,128
	Syntel, Inc.	264,561	6,117
*	ACI Worldwide, Inc.	367,258	5,839
*	Commvault Systems, Inc.	429,854	5,764
*	Sycamore Networks, Inc.	2,113,549	5,685
*	Harmonic, Inc.	1,009,112	5,661
*	Synaptics Inc.	340,778	5,643
*	Coherent, Inc.	253,128	5,432
*	Net 1 UEPS Technologies, Inc.	396,130	5,427
*	ScanSource, Inc.	281,096	5,417
*	EPIQ Systems, Inc.	321,371	5,370
*,^	Data Domain, Inc.	285,076	5,359
*	Electronics for Imaging, Inc.	559,618	5,350
*	Hittite Microwave Corp.	181,430	5,345
*	Rogers Corp.	191,828	5,327
*,^	Bankrate, Inc.	139,965	5,319
*	TriQuint Semiconductor, Inc.	1,538,534	5,293
*	SPSS, Inc.	192,889	5,200
*	Wright Express Corp.	412,352	5,196

*	Euronet Worldwide, Inc.	443,883	5,153
*	ATMI, Inc.	332,698	5,134
*	Mercadolibre Inc.	305,649	5,016
*	Mentor Graphics Corp.	966,917	4,999
	United Online, Inc.	822,154	4,990
*	Forrester Research, Inc.	173,274	4,888
	Black Box Corp.	186,586	4,874
*	S1 Corp.	604,307	4,768
*	L-1 Identity Solutions Inc.	705,542	4,755
*	Tyler Technologies, Inc.	389,702	4,669
	Imation Corp.	341,488	4,634

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Sonus Networks, Inc.	2,886,627	4,561
	AVX Corp.	547,593	4,348
	MTS Systems Corp.	162,469	4,328
*	EMS Technologies, Inc.	166,508	4,308
*	Avid Technology, Inc.	394,823	4,308
*	NETGEAR, Inc.	377,296	4,305
*	Adaptec, Inc.	1,279,652	4,223
^	Heartland Payment Systems, Inc.	239,774	4,196
*	DealerTrack Holdings Inc.	346,901	4,125
*	Manhattan Associates, Inc.	260,597	4,120
*	JDA Software Group, Inc.	312,708	4,106
	Micrel, Inc.	560,889	4,100
*,^	Netlogic Microsystems Inc.	185,100	4,074
*	Checkpoint Systems, Inc.	411,186	4,046
*,^	Advent Software, Inc.	200,602	4,006
*	Brooks Automation, Inc.	677,947	3,939
	Park Electrochemical Corp.	206,961	3,924
*	Standard Microsystem Corp.	238,098	3,891
*	Sapient Corp.	873,201	3,877
*	The Ultimate Software Group, Inc.	263,051	3,841
*	Littelfuse, Inc.	230,777	3,831
*	AsiaInfo Holdings, Inc.	319,520	3,783
*	Zoran Corp.	552,344	3,772
*	RealNetworks, Inc.	1,066,494	3,765
*	TeleTech Holdings, Inc.	449,168	3,751
*	MicroStrategy Inc.	97,213	3,610
*,^	Starent Networks Corp.	298,243	3,558
*	Advanced Energy Industries, Inc.	357,343	3,556
*	DTS Inc.	193,539	3,551
*	VeriFone Holdings, Inc.	718,242	3,519
*	Vocus, Inc.	190,114	3,462
*	Blue Coat Systems, Inc.	411,643	3,458
^	Daktronics, Inc.	364,735	3,414
*,^	Palm, Inc.	1,100,754	3,379
*	Insight Enterprises, Inc.	486,191	3,355
*	Silicon Image, Inc.	780,492	3,278
*	VASCO Data Security International, Inc.	315,955	3,264
*,^	Universal Display Corp.	345,084	3,261
*	Unisys Corp.	3,836,038	3,261
*	Telecommunication Systems, Inc.	379,090	3,256
*	Actel Corp.	275,719	3,231
*	MSC Software Corp.	480,996	3,213
*	Monolithic Power Systems	250,166	3,155
*	Neutral Tandem, Inc.	187,194	3,036
*	THQ Inc.	710,546	2,977
*	Supertex, Inc.	123,736	2,971
*	FARO Technologies, Inc.	169,679	2,861
*	OmniVision Technologies, Inc.	544,484	2,859
	Cohu, Inc.	235,055	2,856
*	Ultratech, Inc.	237,991	2,846
	InfoSpace, Inc.	369,246	2,788
*	Amkor Technology, Inc.	1,268,624	2,766
*	Epicor Software Corp.	572,950	2,750
*	Ciber, Inc.	571,642	2,750
*,^	Cavium Networks, Inc.	261,302	2,746

*	Applied Micro Circuits Corp.	695,335	2,733
	Methode Electronics, Inc. Class A	404,863	2,729
*,^	Sigma Designs, Inc.	282,978	2,688
*	Art Technology Group, Inc.	1,381,797	2,667
*	Sanmina-SCI Corp.	5,668,223	2,664
*	Entegris Inc.	1,193,463	2,614
*	Exar Corp.	387,800	2,587
*	The Knot, Inc.	309,366	2,574
*,^	Echelon Corp.	303,499	2,474
*	Move, Inc.	1,534,539	2,455
*	Brightpoint, Inc.	562,604	2,447

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	GSI Commerce, Inc.	228,082	2,399
*	TTM Technologies, Inc.	458,838	2,391
*	Vignette Corp.	253,102	2,382
*	OSI Systems Inc.	171,856	2,380
	Cass Information Systems, Inc.	77,956	2,375
*	DSP Group Inc.	294,908	2,365
*	Newport Corp.	347,942	2,359
*	Ixia	405,185	2,342
*	ComScore Inc.	183,464	2,339
*	Synchronoss Technologies, Inc.	218,469	2,329
	Electro Rent Corp.	207,726	2,318
*,^	Stratasys, Inc.	213,392	2,294
*	SonicWALL, Inc.	567,832	2,260
*	Internet Capital Group Inc.	414,604	2,260
*	TNS Inc.	240,465	2,258
*	NCI, Inc.	73,863	2,225
*	3PAR, Inc.	290,146	2,214
*	IPG Photonics Corp.	167,214	2,204
*	Silicon Storage Technology, Inc.	962,110	2,203
*,^	SAVVIS, Inc.	315,185	2,172
*	NetScout Systems, Inc.	250,263	2,157
*,^	WebMD Health Corp. Class A	91,417	2,157
	Bel Fuse, Inc. Class B	100,937	2,140
*	SYNNEX Corp.	186,993	2,119
*,^	UTStarcom, Inc.	1,141,933	2,113
*	Extreme Networks, Inc.	900,349	2,107
*	DG FastChannel Inc.	166,575	2,079
*	Netezza Corp.	312,386	2,074
*	Veeco Instruments, Inc.	326,150	2,068
*	RF Micro Devices, Inc.	2,641,039	2,060
*	Symyx Technologies, Inc.	344,194	2,044
*	Taleo Corp. Class A	256,837	2,011
	NIC Inc.	435,258	2,002
	CTS Corp.	359,494	1,981
*	Diodes Inc.	326,559	1,979
*	Integral Systems, Inc.	162,694	1,960
*	Electro Scientific Industries, Inc.	286,572	1,946
*,^	LoopNet, Inc.	282,902	1,929
	Pegasystems Inc.	154,619	1,911
*	Loral Space and Communications Ltd.	130,315	1,893
*	Lattice Semiconductor Corp.	1,236,324	1,867
*	SuccessFactors Inc.	324,799	1,864
*,^	Internet Brands Inc.	306,443	1,783
*	infoGROUP, Inc.	365,869	1,734
*	Kenexa Corp.	214,118	1,709
*	Terremark Worldwide, Inc.	437,586	1,702
*	RightNow Technologies Inc.	216,712	1,675
*	Cirrus Logic, Inc.	618,072	1,656
*	Hughes Communications Inc.	103,315	1,647
*	ArcSight, Inc.	200,052	1,602
*,^	Constant Contact, Inc.	120,867	1,601
*	Ness Technologies Inc.	372,920	1,596
	Marchex, Inc.	271,443	1,582
*	Perficient, Inc.	327,367	1,565
*	Novatel Wireless, Inc.	334,543	1,552

*	Finisar Corp.	3,985,352	1,514
*,^	Airvana, Inc.	244,785	1,498
*	Switch and Data Inc.	201,648	1,490
*	iGATE Corp.	227,628	1,482
*	Aruba Networks, Inc.	578,855	1,476
	Technitrol, Inc.	415,322	1,445
*	ModusLink Global Solutions, Inc.	497,518	1,438
*	Harris Stratex Networks, Inc. Class A	270,299	1,395
*	Cogo Group, Inc.	284,796	1,384
*,^	NetSuite Inc.	161,757	1,365
*	Liquidity Services, Inc.	162,245	1,351

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Internap Network Services Corp.	533,148	1,333
*	ExlService Holdings, Inc.	151,977	1,302
*	Acme Packet, Inc.	246,058	1,294
*	MRV Communications Inc.	1,661,402	1,279
*	Rackable Systems Inc.	315,006	1,241
*	STEC Inc.	291,022	1,240
*	Multi-Fineline Electronix, Inc.	105,108	1,229
*	Trident Microsystems, Inc.	644,285	1,218
*	Advanced Analogic Technologies, Inc.	392,881	1,186
*	Monotype Imaging Holdings Inc.	199,781	1,159
*	BigBand Networks Inc.	203,552	1,124
*	Global Cash Access, Inc.	487,757	1,083
*	Rudolph Technologies, Inc.	306,379	1,082
	Agilysys, Inc.	239,687	1,028
*	ANADIGICS, Inc.	684,375	1,013
*	ICx Technologies, Inc.	126,562	1,001
*	China Information Security Technology, Inc.	276,147	994
*	DivX, Inc.	187,982	983
*	Limelight Networks Inc.	393,447	964
*	Kulicke & Soffa Industries, Inc.	566,160	962
*	Compellent Technologies, Inc.	97,841	952
*	Dice Holdings Inc.	229,525	936
*	Radiant Systems, Inc.	273,015	920
*,^	EMCORE Corp.	656,435	853
*	FalconStor Software, Inc.	305,621	850
*	Chordiant Software, Inc.	317,172	844
*	Hutchinson Technology, Inc.	239,223	832
*,^	Isilon Systems Inc.	240,559	791
*,^	Comverge Inc.	161,261	790
*	Quantum Corp.	2,171,880	782
*	Mattson Technology, Inc.	518,344	731
*	Powerwave Technologies, Inc.	1,382,908	691
	Renaissance Learning, Inc.	76,738	690
*	Smart Modular Technologies Inc.	383,321	590
*,^	Orbcomm, Inc.	263,625	569
*	Rubicon Technology, Inc.	132,906	566
*	Deltek, Inc.	114,271	530
*	TechTarget	107,694	465
*	Magma Design Automation, Inc.	415,401	424
*	OpNext, Inc.	239,844	420
	Gevity HR, Inc.	245,572	371
*	Conexant Systems, Inc.	520,753	357
*	Spansion Inc. Class A	1,268,063	240
*	Kemet Corp.	882,881	238
*	GSI Group, Inc.	400,517	229
	Bel Fuse, Inc. Class A	11,210	202
			1,677,944
Materials (4.2%)
	AptarGroup Inc.	723,066	25,481
	Compass Minerals International, Inc.	345,502	20,267
	RPM International, Inc.	1,375,414	18,279
	Valspar Corp.	1,006,792	18,213
	Royal Gold, Inc.	325,297	16,008
	Packaging Corp. of America	1,103,897	14,858
	Olin Corp.	803,477	14,527

Scotts Miracle-Gro Co.	481,998	14,325
Silgan Holdings, Inc.	282,757	13,519
Rock-Tenn Co.	386,551	13,212
Sensient Technologies Corp.	489,422	11,687
Cabot Corp.	683,595	10,459
Cytec Industries, Inc.	480,837	10,203
Carpenter Technology Corp.	449,912	9,241
Schnitzer Steel Industries, Inc. Class A	232,508	8,754
Texas Industries, Inc.	248,553	8,575
Eagle Materials, Inc.	462,891	8,522

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Greif Inc. Class A	254,755	8,516
	H.B. Fuller Co.	514,936	8,296
*	Intrepid Potash, Inc.	397,868	8,264
	Minerals Technologies, Inc.	201,806	8,254
	Worthington Industries, Inc.	712,753	7,855
	Arch Chemicals, Inc.	264,495	6,895
*	OM Group, Inc.	324,043	6,841
*	Calgon Carbon Corp.	394,796	6,064
	Wausau Paper Corp.	493,682	5,648
	Temple-Inland Inc.	1,135,129	5,449
*	Hecla Mining Co.	1,915,827	5,364
	Deltic Timber Corp.	113,073	5,173
*	Rockwood Holdings, Inc.	472,643	5,105
	AMCOL International Corp.	242,620	5,083
	NewMarket Corp.	140,252	4,896
	Balchem Corp.	193,455	4,819
*,^	Coeur d’Alene Mines Corp.	5,280,693	4,647
*	W.R. Grace & Co.	768,097	4,586
*	Solutia Inc.	1,004,630	4,521
	Glatfelter	482,223	4,485
	A. Schulman Inc.	253,408	4,308
	Zep, Inc.	222,935	4,305
*	Century Aluminum Co.	417,787	4,178
	Koppers Holdings, Inc.	185,530	4,011
	Kaiser Aluminum Corp.	164,709	3,709
	Chemtura Corp.	2,588,653	3,624
	Stepan Co.	75,872	3,565
*	RTI International Metals, Inc.	245,352	3,511
	Westlake Chemical Corp.	208,816	3,402
	Ferro Corp.	467,541	3,296
	Schweitzer-Mauduit International, Inc.	157,776	3,159
*	Haynes International, Inc.	127,526	3,140
	Innophos Holdings Inc.	156,441	3,099
*	Headwaters Inc.	449,325	3,033
*	PolyOne Corp.	939,242	2,959
*	Brush Engineered Materials Inc.	216,739	2,757
*,^	Zoltek Cos., Inc.	292,876	2,633
	American Vanguard Corp.	213,465	2,498
*	Stillwater Mining Co.	497,542	2,458
	Myers Industries, Inc.	299,006	2,392
	Spartech Corp.	325,039	2,035
	Olympic Steel, Inc.	99,108	2,019
	A.M. Castle & Co.	182,274	1,974
*	Horsehead Holding Corp.	376,674	1,770
	Louisiana-Pacific Corp.	1,094,073	1,707
*	Buckeye Technology, Inc.	417,338	1,519
	Innospec, Inc.	250,000	1,472
*	Graphic Packaging Holding Co.	1,262,707	1,439
	NL Industries, Inc.	103,455	1,386
	Neenah Paper Inc.	154,010	1,361
*	Smurfit-Stone Container Corp.	2,709,549	691
*,^	General Moly, Inc.	562,054	663
*	Flotek Industries, Inc.	227,380	573
*,^	Apex Silver Mines Ltd.	562,279	551
^	Georgia Gulf Corp.	347,191	371

*,^	AbitibiBowater, Inc.	531,927	250
			442,709
Telecommunication Services (1.0%)
*	SBA Communications Corp.	1,016,735	16,593
*	tw telecom inc.	1,492,780	12,644
*	Centennial Communications Corp. Class A	862,899	6,955
	Shenandoah Telecommunications Co.	237,971	6,675
*	Syniverse Holdings Inc.	473,212	5,650
*	Premiere Global Services, Inc.	621,562	5,352
	Iowa Telecommunications Services Inc.	340,868	4,868

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Cincinnati Bell Inc.	2,507,681	4,840
	NTELOS Holdings Corp.	179,457	4,425
	Alaska Communications Systems Holdings, Inc.	463,867	4,351
*	General Communication, Inc.	480,205	3,885
*	Cbeyond Inc.	242,682	3,878
	FairPoint Communications, Inc.	944,066	3,097
*,^	Cogent Communications Group, Inc.	460,582	3,008
	Consolidated Communications Holdings, Inc.	250,713	2,978
	USA Mobility, Inc.	248,221	2,872
	Atlantic Tele-Network, Inc.	104,677	2,779
*	Global Crossing Ltd.	270,077	2,144
*	PAETEC Holding Corp.	1,311,767	1,889
	SureWest Communications	140,582	1,605
*	ICO Global Communications (Holdings) Ltd.	1,218,105	1,376
*	iPCS, Inc.	153,778	1,055
*,^	Vonage Holdings Corp.	821,233	542
*,^	TerreStar Corp.	583,737	234
*	Fibertower Corp.	791,064	127
*	Globalstar, Inc.	29,594	6
			103,828
Utilities (5.1%)
	Aqua America, Inc.	1,436,864	29,585
	UGI Corp. Holding Co.	1,146,938	28,008
	AGL Resources Inc.	816,847	25,608
	OGE Energy Corp.	983,338	25,350
	Piedmont Natural Gas, Inc.	781,761	24,758
	Great Plains Energy, Inc.	1,265,330	24,459
	Westar Energy, Inc.	1,152,336	23,634
	ITC Holdings Corp.	527,078	23,023
	Atmos Energy Corp.	965,556	22,884
	Hawaiian Electric Industries Inc.	960,744	21,271
	Vectren Corp.	819,627	20,499
	New Jersey Resources Corp.	447,911	17,625
	WGL Holdings Inc.	531,792	17,384
	Nicor Inc.	481,023	16,711
	Cleco Corp.	641,692	14,650
	IDACORP, Inc.	482,700	14,215
	Portland General Electric Co.	666,756	12,982
	South Jersey Industries, Inc.	317,157	12,639
	Northwest Natural Gas Co.	281,795	12,464
	Southwest Gas Corp.	464,349	11,711
	UniSource Energy Corp.	378,503	11,113
	Black Hills Corp.	409,205	11,032
	Avista Corp.	569,225	11,031
	The Laclede Group, Inc.	222,113	10,404
	California Water Service Group	209,946	9,748
	NorthWestern Corp.	407,476	9,563
	PNM Resources Inc.	921,528	9,289
	ALLETE, Inc.	280,933	9,066
	CH Energy Group, Inc.	168,244	8,646
*	El Paso Electric Co.	477,235	8,633
	MGE Energy, Inc.	236,294	7,798
	UIL Holdings Corp.	255,104	7,661
	Ormat Technologies Inc.	217,810	6,942
	Empire District Electric Co.	360,616	6,347

	American States Water Co.	184,312	6,079
	SJW Corp.	147,242	4,408
*	Synthesis Energy Systems, Inc.	342,571	233
			537,453

Total Common Stocks (Cost $14,173,920)			10,310,648

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2008
					Market
			Maturity		Value
		Coupon	Date	Shares	($000)
Temporary Cash Investments (4.2%)[1]
Money Market Fund (4.1%)
2,3	Vanguard Market Liquidity Fund	1.378%		424,976,026	424,976

				Face
				Amount
				($000)
U.S. Agency Obligations (0.1%)
4,5	Federal Home Loan Bank	2.624%	2/27/09	6,000	5,999
4,5	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	3,000	3,000
4,5	Federal Home Loan Mortgage Corp.	1.205%–1.256%	3/23/09	5,000	4,997
					13,996

Total Temporary Cash Investments (Cost $438,932)					438,972
Total Investments (103.0%) (Cost $14,612,852)					10,749,620
Other Assets and Liabilities—Net (–3.0%)[3]					(314,232)
Net Assets (100%)					10,435,388

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $293,301,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $314,782,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5  Securities with a value of $13,996,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.0%)
	Strayer Education, Inc.	89,822	19,259
	John Wiley & Sons Class A	279,269	9,936
*	Marvel Entertainment, Inc.	320,684	9,861
*,^	Panera Bread Co.	182,865	9,553
*,^	Netflix.com, Inc.	306,201	9,152
*	LKQ Corp.	767,539	8,950
*	Corinthian Colleges, Inc.	537,333	8,796
*	WMS Industries, Inc.	315,505	8,487
	Gentex Corp.	893,104	7,886
*	Jack in the Box Inc.	356,840	7,883
*	Scientific Games Corp.	437,872	7,680
*	Dick’s Sporting Goods, Inc.	537,522	7,584
*	Hanesbrands Inc.	589,798	7,520
*	Tractor Supply Co.	206,318	7,456
*	Bally Technologies Inc.	309,816	7,445
*	Big Lots Inc.	513,690	7,443
	Aaron Rents, Inc.	268,988	7,160
	Matthews International Corp.	194,371	7,130
*	Aeropostale, Inc.	421,143	6,780
	Hillenbrand Inc.	392,680	6,550
	Phillips-Van Heusen Corp.	323,479	6,512
*	Chipotle Mexican Grill, Inc. Class B	110,731	6,344
*	Deckers Outdoor Corp.	78,072	6,236
*	Brink’s Home Security Holdings, Inc.	283,340	6,211
^	Polaris Industries, Inc.	204,344	5,854
*	The Warnaco Group, Inc.	289,547	5,684
*,^	Chipotle Mexican Grill, Inc.	91,638	5,680
	Pool Corp.	301,089	5,411
*	Career Education Corp.	282,017	5,059
*	Fossil, Inc.	298,090	4,978
*	The Gymboree Corp.	181,887	4,745
	Wendy’s/Arby’s Group, Inc.	944,828	4,667
*	Chico’s FAS, Inc.	1,110,659	4,643
*	Capella Education Co.	78,591	4,618
*,^	Vail Resorts Inc.	169,042	4,497
*,^	Under Armour, Inc.	184,931	4,409
*	Sonic Corp.	360,636	4,389
*	Lions Gate Entertainment Corp.	738,321	4,061
*	The Cheesecake Factory Inc.	386,972	3,908
*	DreamWorks Animation SKG, Inc.	150,861	3,811
*	Morningstar, Inc.	102,322	3,632
*	Coinstar, Inc.	177,514	3,463
*	CEC Entertainment Inc.	142,470	3,455
*	The Children’s Place Retail Stores, Inc.	156,692	3,397
*	American Public Education, Inc.	87,137	3,241
*	Iconix Brand Group Inc.	327,309	3,201
*	P.F. Chang’s China Bistro, Inc.	149,690	3,135
*	Liberty Media Corp.-Capital Series A	662,863	3,122
*,^	J. Crew Group, Inc.	255,054	3,112
*,^	Jos. A. Bank Clothiers, Inc.	114,509	2,994
	Thor Industries, Inc.	226,793	2,989
*,^	Sally Beauty Co. Inc.	513,189	2,920
*	Steiner Leisure Ltd.	97,397	2,875

*	Hibbett Sports Inc.	179,059	2,813
*,^	Life Time Fitness, Inc.	211,841	2,743
	National CineMedia Inc.	264,544	2,682
*	PetMed Express, Inc.	149,216	2,631
*	Papa John’s International, Inc.	141,407	2,606
*	Texas Roadhouse, Inc.	335,988	2,604
*	Live Nation, Inc.	452,797	2,599
*	Buffalo Wild Wings Inc.	100,976	2,590
*	Fuel Systems Solutions, Inc.	79,057	2,590
	CKE Restaurants Inc.	296,939	2,577

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	MDC Holdings, Inc.	81,630	2,473
*	Universal Technical Institute Inc.	134,279	2,306
	Choice Hotels International, Inc.	76,136	2,289
	Arbitron Inc.	167,015	2,218
*	99 Cents Only Stores	200,647	2,193
*	Meritage Corp.	173,828	2,116
*	Pre-Paid Legal Services, Inc.	55,805	2,081
*	AnnTaylor Stores Corp.	359,102	2,072
*,^	Blue Nile Inc.	82,507	2,021
*	thinkorswim Group, Inc.	353,455	1,986
*	Peet’s Coffee & Tea Inc.	85,380	1,985
*	Ascent Media Corp.	84,318	1,842
*	Gaylord Entertainment Co.	167,169	1,812
*	True Religion Apparel, Inc.	138,193	1,719
*	Red Robin Gourmet Burgers, Inc.	101,016	1,700
	NutriSystem, Inc.	114,953	1,677
	Ryland Group, Inc.	93,852	1,658
*	Shuffle Master, Inc.	332,717	1,650
*	The Wet Seal, Inc. Class A	542,728	1,612
*	Ticketmaster Entertainment Inc.	245,428	1,576
*	California Pizza Kitchen, Inc.	146,644	1,572
*	Drew Industries, Inc.	123,206	1,478
	Men’s Wearhouse, Inc.	108,062	1,463
*	Universal Electronics, Inc.	87,625	1,421
*	RCN Corp.	235,574	1,390
*,^	Lululemon Athletica, Inc.	171,485	1,360
*	Core-Mark Holding Co., Inc.	60,124	1,294
*	Ulta Salon, Cosmetics & Fragrance, Inc.	144,429	1,196
*	Denny’s Corp.	599,058	1,192
*	BJ’s Restaurants Inc.	107,815	1,161
*	K12 Inc.	61,168	1,147
*	The Dress Barn, Inc.	106,382	1,143
*	Coldwater Creek Inc.	400,284	1,141
*	Mediacom Communications Corp.	255,201	1,097
*	Volcom, Inc.	99,689	1,087
*,^	Overstock.com, Inc.	100,524	1,084
*	Stamps.com Inc.	103,183	1,014
	CKX, Inc.	275,778	1,012
*	Pinnacle Entertainment, Inc.	131,322	1,009
	Systemax Inc.	91,680	987
*	Knology, Inc.	190,266	982
*	Dolan Media Co.	145,759	961
	Fisher Communications, Inc.	46,403	958
*	Skechers U.S.A., Inc.	72,933	935
*	Citi Trends Inc.	62,824	925
	Ambassadors Group, Inc.	99,799	918
*,^	iRobot Corp.	100,409	907
*	Zumiez Inc.	119,492	890
*	hhgregg, Inc.	101,224	879
*	Unifi, Inc.	304,712	859
*,^	Raser Technologies, Inc.	213,087	795
*	AFC Enterprises, Inc.	158,504	743
*,^	Zale Corp.	221,072	736
*	Shutterfly, Inc.	101,934	713
*	Lumber Liquidators, Inc.	67,344	711

*	Monarch Casino & Resort, Inc.	60,534	705
*	RHI Entertainment, Inc.	84,215	684
*	Retail Ventures, Inc.	183,005	635
*	1-800-FLOWERS.COM, Inc.	165,968	634
*	Charming Shoppes, Inc.	249,302	608
*	Smith & Wesson Holding Corp.	250,155	568
*	Morgans Hotel Group	114,169	532
*	Interval Leisure Group, Inc.	85,683	462
*	Gaiam, Inc.	99,214	458
*	Lincoln Educational Services	31,825	422
	M/I Homes, Inc.	39,018	411

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Martha Stewart Living Omnimedia, Inc.	154,792	402
*,^	American Apparel, Inc.	194,047	386
*	DSW Inc. Class A	30,394	379
*	Leapfrog Enterprises, Inc.	107,264	375
*	Steak n Shake Co.	55,713	332
*,^	Crocs, Inc.	243,342	302
*,^	Krispy Kreme Doughnuts, Inc.	172,598	290
*	Visteon Corp.	805,120	282
*	Champion Enterprises, Inc.	479,744	269
*,^	Crown Media Holdings, Inc.	91,315	260
*	Entravision Communications Corp.	158,613	247
*	MTR Gaming Group Inc.	144,000	242
	Talbots Inc.	100,452	240
*	Town Sports International Holdings, Inc.	72,898	233
*	Charter Communications, Inc.	2,392,809	196
*	Isle of Capri Casinos, Inc.	35,724	114
	Borders Group, Inc.	130,998	52
			429,065
Consumer Staples (3.2%)
	Alberto-Culver Co.	550,970	13,504
*	BJ’s Wholesale Club, Inc.	245,666	8,416
*,^	Chattem, Inc.	100,469	7,187
	Casey’s General Stores, Inc.	303,385	6,908
	Herbalife Ltd.	300,537	6,516
*	NBTY, Inc.	345,620	5,409
*	Central European Distribution Corp.	263,050	5,182
*	United Natural Foods, Inc.	256,288	4,567
	Flowers Foods, Inc.	186,650	4,547
*,^	Green Mountain Coffee Roasters, Inc.	106,743	4,131
*	Winn-Dixie Stores, Inc.	221,816	3,571
	Spartan Stores, Inc.	138,958	3,231
*	Darling International, Inc.	515,087	2,828
*,^	American Oriental Bioengineering, Inc.	393,893	2,674
*	Smart Balance Inc.	373,850	2,542
	Tootsie Roll Industries, Inc.	87,488	2,241
*	TreeHouse Foods Inc.	69,385	1,890
	Diamond Foods, Inc.	91,639	1,846
*	Bare Escentuals, Inc.	345,094	1,805
*,^	USANA Health Sciences, Inc.	51,314	1,757
*	Boston Beer Co., Inc. Class A	59,477	1,689
*	The Great Atlantic & Pacific Tea Co., Inc.	217,749	1,365
	Lance, Inc.	55,513	1,273
	PriceSmart, Inc.	37,168	768
	Coca-Cola Bottling Co.	16,216	745
	Cal-Maine Foods, Inc.	25,758	739
	Inter Parfums, Inc.	95,788	736
*	Alliance One International, Inc.	185,578	546
*	Revlon, Inc.	68,629	458
*	National Beverage Corp.	28,188	254
			99,325
Energy (6.1%)
*	Comstock Resources, Inc.	289,421	13,675
*	EXCO Resources, Inc.	1,127,809	10,218
*	Oceaneering International, Inc.	348,715	10,162
*	Dresser Rand Group, Inc.	526,541	9,083

	Core Laboratories N.V.	137,611	8,237
	St. Mary Land & Exploration Co.	391,253	7,946
*	Concho Resources, Inc.	345,323	7,880
	Penn Virginia Corp.	263,218	6,838
*	Arena Resources, Inc.	226,673	6,367
*	Atwood Oceanics, Inc.	362,576	5,540
*	Superior Energy Services, Inc.	330,422	5,264
*	Contango Oil & Gas Co.	88,889	5,004
*	Goodrich Petroleum Corp.	165,390	4,953
*	Bill Barrett Corp.	198,453	4,193

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	SEACOR Holdings Inc.	62,316	4,153
*	Dril-Quip, Inc.	187,111	3,838
	Atlas America, Inc.	229,072	3,402
	World Fuel Services Corp.	87,497	3,237
*	McMoRan Exploration Co.	321,214	3,148
*	Patriot Coal Corp.	486,876	3,043
	CARBO Ceramics Inc.	85,469	3,037
*	Carrizo Oil & Gas, Inc.	174,411	2,808
*	Unit Corp.	104,138	2,783
*	James River Coal Co.	172,497	2,644
	Foundation Coal Holdings, Inc.	185,966	2,607
*	GMX Resources Inc.	88,962	2,253
*,^	BPZ Energy, Inc.	345,619	2,212
	RPC Inc.	217,012	2,118
*	Newpark Resources, Inc.	560,479	2,074
*,^	Delta Petroleum Corp.	422,451	2,011
*	Cal Dive International, Inc.	299,892	1,952
*	ION Geophysical Corp.	540,554	1,854
*	NATCO Group Inc.	120,795	1,834
*	Key Energy Services, Inc.	392,137	1,729
	APCO Argentina Inc.	64,858	1,727
	Holly Corp.	92,932	1,694
	Lufkin Industries, Inc.	46,829	1,616
	Precision Drilling Trust	190,550	1,599
*	Hornbeck Offshore Services, Inc.	95,163	1,555
*	TETRA Technologies, Inc.	305,999	1,487
*	Tesco Corp.	200,369	1,431
*	Matrix Service Co.	163,853	1,257
*,^	International Coal Group, Inc.	532,314	1,224
*	PHI Inc. Non-Voting Shares	78,092	1,094
*,^	Global Industries Ltd.	307,962	1,075
*	Gulfmark Offshore, Inc.	44,606	1,061
	W&T Offshore, Inc.	66,924	958
*	PetroQuest Energy, Inc.	134,138	907
*	Superior Well Services, Inc.	88,568	886
*	T-3 Energy Services, Inc.	74,806	706
*	ATP Oil & Gas Corp.	116,800	683
^	Alon USA Energy, Inc.	73,280	671
*	Rentech, Inc.	985,147	670
*	CVR Energy, Inc.	161,661	647
	Berry Petroleum Class A	79,780	603
*,^	Clean Energy Fuels Corp.	97,335	588
*	OYO Geospace Corp.	29,574	517
*	Rex Energy Corp.	147,662	434
	Gulf Island Fabrication, Inc.	26,189	377
*	Approach Resources Inc.	50,928	372
*	Veneco Inc.	126,853	344
*	Warren Resources Inc.	172,735	344
*	Dawson Geophysical Co.	15,929	284
*,^	SulphCo, Inc.	267,797	252
*	Gulfport Energy Corp.	59,669	236
*,^	GeoGlobal Resources Inc.	122,747	196
			185,592
Financials (8.0%)
*	Affiliated Managers Group, Inc.	256,985	10,773

	Odyssey Re Holdings Corp.	179,286	9,289
	Digital Realty Trust, Inc. REIT	279,422	9,179
	Taubman Co. REIT	332,756	8,472
*	MSCI, Inc.-Class A Shares	440,176	7,817
	Greenhill & Co., Inc.	110,244	7,692
	International Bancshares Corp.	344,875	7,529
	R.L.I. Corp.	114,268	6,989
*	Investment Technology Group, Inc.	274,177	6,229
*	Stifel Financial Corp.	135,853	6,229
*	Signature Bank	217,037	6,227

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
^	PrivateBancorp, Inc.	188,616	6,122
	Equity Lifestyle Properties, Inc. REIT	147,390	5,654
*	SVB Financial Group	204,498	5,364
	Cash America International Inc.	182,951	5,004
*	Navigators Group, Inc.	84,473	4,638
*	Interactive Brokers Group, Inc.	255,369	4,569
	UMB Financial Corp.	90,209	4,433
*,^	KBW Inc.	188,008	4,324
	First Citizens BancShares Class A	27,680	4,229
*	Investors Bancorp, Inc.	308,516	4,143
	Tanger Factory Outlet Centers, Inc. REIT	99,491	3,743
	Tower Group, Inc.	132,111	3,727
*,^	AmeriCredit Corp.	475,543	3,633
	Glacier Bancorp, Inc.	188,338	3,582
	optionsXpress Holdings Inc.	264,434	3,533
	Hancock Holding Co.	74,153	3,371
*	EZCORP, Inc.	217,956	3,315
*	Argo Group International Holdings	96,778	3,283
*,^	Portfolio Recovery Associates, Inc.	96,660	3,271
	Westamerica Bancorporation	63,804	3,264
	Alexander’s, Inc. REIT	12,787	3,259
*	First Cash Financial Services, Inc.	165,485	3,154
*	Enstar Group Ltd.	50,229	2,970
*	Pinnacle Financial Partners, Inc.	96,605	2,880
*	PICO Holdings, Inc.	106,755	2,837
*	Riskmetrics Group Inc.	190,559	2,837
	NewAlliance Bancshares, Inc.	212,307	2,796
*	Citizens, Inc.	244,220	2,369
*	Beneficial Mutual Bancorp, Inc.	206,947	2,328
	Home Bancshares Inc.	81,104	2,186
	Suffolk Bancorp	60,221	2,164
*	Texas Capital Bancshares, Inc.	160,302	2,142
*	Forestar Real Estate Group, Inc.	224,610	2,138
*	Tejon Ranch Co.	80,104	1,982
	First Financial Bankshares, Inc.	34,461	1,903
*	World Acceptance Corp.	92,706	1,832
*	LaBranche & Co. Inc.	350,888	1,681
^	Life Partners Holdings	37,970	1,657
*	Greenlight Capital Re. Ltd.	122,861	1,596
*	Dollar Financial Corp.	152,462	1,570
	SWS Group, Inc.	81,304	1,541
*	MarketAxess Holdings, Inc.	185,286	1,512
	PS Business Parks, Inc. REIT	33,792	1,509
	Danvers Bancorp, Inc.	112,308	1,502
*	Oritani Financial Corp.	88,414	1,490
	First Financial Corp. (IN)	30,983	1,270
*	eHealth, Inc.	94,712	1,258
	Saul Centers, Inc. REIT	31,568	1,247
*	TradeStation Group, Inc.	191,542	1,235
	Bank of the Ozarks, Inc.	39,784	1,179
	ViewPoint Financial Group	70,577	1,133
	Freddie Mac	1,423,196	1,039
*	Crawford & Co. Class B	69,545	1,011
*	Hilltop Holdings Inc.	98,845	963

	Westwood Holdings Group, Inc.	32,667	928
*,^	Credit Acceptance Corp.	66,917	917
	Consolidated-Tomoka Land Co.	22,151	846
	BancFirst Corp.	13,470	713
	S.Y. Bancorp, Inc.	25,024	688
	Amtrust Financial Services Inc.	59,166	686
*	Meridian Interstate Bancorp, Inc.	65,007	601
*	Crawford & Co.	81,415	549
*	FBR Capital Markets Corp.	108,953	529
	Heartland Financial USA, Inc.	24,925	513
	Roma Financial Corp.	38,340	483
	Gamco Investors Inc. Class A	17,262	472

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	BankFinancial Corp.	42,544	433
*	FCStone Group, Inc.	77,921	345
*	Asset Acceptance Capital Corp.	61,397	314
	Seacoast Banking Corp. of Florida	31,206	206
*	Waterstone Financial, Inc.	58,081	195
	DuPont Fabros Technology Inc. REIT	76,814	159
*	Cardtronics Inc.	87,862	113
	Newcastle Investment Corp. REIT	114,284	96
			243,583
Health Care (19.9%)
*	Gen-Probe Inc.	341,004	14,609
*	OSI Pharmaceuticals, Inc.	362,071	14,139
*	IDEXX Laboratories, Inc.	373,913	13,491
*	Valeant Pharmaceuticals International	554,140	12,690
*	Onyx Pharmaceuticals, Inc.	353,001	12,059
*	Immucor Inc.	441,407	11,733
*	Thoratec Corp.	343,847	11,172
*	BioMarin Pharmaceutical Inc.	626,524	11,152
*	VCA Antech, Inc.	530,672	10,550
*	Psychiatric Solutions, Inc.	350,129	9,751
*	Masimo Corp.	302,750	9,031
*	Haemonetics Corp.	159,713	9,024
*	United Therapeutics Corp.	143,556	8,979
*	Bio-Rad Laboratories, Inc. Class A	118,082	8,893
	STERIS Corp.	371,704	8,880
*	Cubist Pharmaceuticals, Inc.	355,995	8,601
*	Isis Pharmaceuticals, Inc.	601,775	8,533
*	Nuvasive, Inc.	225,815	7,824
	West Pharmaceutical Services, Inc.	204,622	7,729
*	PSS World Medical, Inc.	391,079	7,360
*	Regeneron Pharmaceuticals, Inc.	387,348	7,112
*,^	Auxilium Pharmaceuticals, Inc.	248,171	7,058
*,^	Amedisys Inc.	168,585	6,969
	Mentor Corp.	212,562	6,575
*	Magellan Health Services, Inc.	166,253	6,510
	Meridian Bioscience Inc.	252,888	6,441
*,^	HLTH Corp.	609,116	6,371
*	Alkermes, Inc.	594,656	6,333
	Martek Biosciences Corp.	207,737	6,296
*	Varian, Inc.	184,821	6,193
*	HealthSouth Corp.	554,197	6,074
*	Pediatrix Medical Group, Inc.	186,522	5,913
	Chemed Corp.	144,129	5,732
*	ViroPharma Inc.	440,159	5,731
*	Celera Corp.	503,347	5,602
*	Catalyst Health Solutions, Inc.	217,570	5,298
*	Luminex Corp.	245,630	5,247
*	Dionex Corp.	115,375	5,175
*	Alnylam Pharmaceuticals Inc.	207,371	5,128
*	Gentiva Health Services, Inc.	171,168	5,008
	Medicis Pharmaceutical Corp.	356,934	4,961
*	Wright Medical Group, Inc.	237,145	4,845
*	The Medicines Co.	327,565	4,825
*	HMS Holdings Corp.	149,736	4,720
	PDL BioPharma Inc.	751,380	4,644

*	Integra LifeSciences Holdings	129,478	4,606
*	Acorda Therapeutics Inc.	221,100	4,535
*	Sequenom, Inc.	220,743	4,380
	Datascope Corp.	83,795	4,377
*	Eclipsys Corp.	307,946	4,370
*	Medarex, Inc.	766,014	4,274
*	AthenaHealth Inc.	113,242	4,260
*	American Medical Systems Holdings, Inc.	459,820	4,134
*	Cepheid, Inc.	361,510	3,752
*,^	Theravance, Inc.	294,996	3,655

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Seattle Genetics, Inc.	400,964	3,585
*	Xenoport Inc.	142,737	3,580
	Allscripts Healthcare Solutions, Inc.	357,789	3,549
*	CV Therapeutics, Inc.	383,062	3,528
*	LHC Group Inc.	97,891	3,524
*	Tenet Healthcare Corp.	2,999,992	3,450
*	PAREXEL International Corp.	347,249	3,372
*	Exelixis, Inc.	664,128	3,334
*	Abraxis BioScience	50,420	3,324
*	Nektar Therapeutics	581,445	3,233
*	Phase Forward Inc.	255,873	3,204
*	ABIOMED, Inc.	193,292	3,174
*	Align Technology, Inc.	361,647	3,164
*	Inverness Medical Innovations, Inc.	163,208	3,086
*	PharMerica Corp.	191,476	3,000
*	Merit Medical Systems, Inc.	166,622	2,988
*	Conceptus, Inc.	190,769	2,903
*	Cyberonics, Inc.	172,070	2,851
*	Hanger Orthopedic Group, Inc.	192,185	2,789
*	Questcor Pharmaceuticals, Inc.	292,421	2,722
*	MedAssets, Inc.	185,968	2,715
*	Cougar Biotechnology Inc.	104,145	2,708
*	ICU Medical, Inc.	80,943	2,682
*	Volcano Corp.	178,615	2,679
*	Salix Pharmaceuticals, Ltd.	302,160	2,668
*	Zoll Medical Corp.	132,416	2,501
*,^	SurModics, Inc.	96,685	2,443
*	Healthways, Inc.	210,989	2,422
*	Halozyme Therapeutics Inc.	429,669	2,406
*	Quidel Corp.	183,949	2,404
*	Omnicell, Inc.	195,529	2,387
*,^	Geron Corp.	494,913	2,311
*	ev3 Inc.	366,134	2,233
*	Abaxis, Inc.	137,140	2,198
*	Vivus, Inc.	412,773	2,196
*	Sun Healthcare Group Inc.	245,566	2,173
*	Momenta Pharmaceuticals, Inc.	187,339	2,173
*	Neogen Corp.	86,793	2,168
*	Natus Medical Inc.	165,998	2,150
*	Kendle International Inc.	83,350	2,144
*,^	InterMune Inc.	197,916	2,094
*	Incyte Corp.	540,691	2,049
	National Healthcare Corp.	40,338	2,043
*	SonoSite, Inc.	106,358	2,029
*	AngioDynamics, Inc.	145,274	1,989
*	Genoptix, Inc.	57,235	1,951
*	Bio-Reference Laboratories, Inc.	73,796	1,936
*	AMAG Pharmaceuticals, Inc.	53,548	1,920
*	NPS Pharmaceuticals Inc.	297,247	1,846
*	MWI Veterinary Supply Inc.	68,305	1,841
*	Symmetry Medical Inc.	225,417	1,797
*	AMN Healthcare Services, Inc.	212,355	1,797
*	Progenics Pharmaceuticals, Inc.	172,370	1,777
*,^	Dendreon Corp.	381,229	1,746

*	Genomic Health, Inc.	89,072	1,735
*	Almost Family Inc.	38,519	1,733
*	Noven Pharmaceuticals, Inc.	156,759	1,724
*	Human Genome Sciences, Inc.	810,354	1,718
*	eResearch Technology, Inc.	256,013	1,697
*	Cypress Bioscience, Inc.	238,416	1,631
*	CryoLife Inc.	167,473	1,626
*	IRIS International, Inc.	115,682	1,613
*,^	GTx, Inc.	91,490	1,541
*,^	Medivation Inc.	104,353	1,520
	Landauer, Inc.	20,548	1,506
*	Durect Corp.	434,648	1,473

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Bruker BioSciences Corp.	360,423	1,456
*	Facet Biotech Corp.	150,166	1,440
*	Allos Therapeutics Inc.	232,037	1,420
*	VNUS Medical Technologies, Inc.	85,053	1,380
*	Assisted Living Concepts Inc.	331,760	1,377
*	IPC The Hospitalist Co.	80,672	1,358
*	Accuray Inc.	257,703	1,330
*,^	MannKind Corp.	383,379	1,315
*	Vital Images, Inc.	94,501	1,314
*	Pain Therapeutics, Inc.	221,230	1,310
*	Indevus Pharmaceuticals, Inc.	414,834	1,303
*	Kensey Nash Corp.	66,001	1,281
*	Alliance Imaging, Inc.	160,520	1,279
*	Sirona Dental Systems Inc.	120,585	1,266
*	Arena Pharmaceuticals, Inc.	302,252	1,260
*,^	Osiris Therapeutics, Inc.	65,141	1,248
*	Palomar Medical Technologies, Inc.	107,963	1,245
*	inVentiv Health, Inc.	104,524	1,206
*	Rigel Pharmaceuticals, Inc.	149,649	1,197
*	Array BioPharma Inc.	284,087	1,151
*	CorVel Corp.	52,045	1,144
*	Air Methods Corp.	68,811	1,100
*	Ligand Pharmaceuticals Inc. Class B	396,961	1,088
*	OraSure Technologies, Inc.	294,487	1,084
*	Savient Pharmaceuticals Inc.	169,912	984
*	Emergent BioSolutions Inc.	37,376	976
*	Pharmasset, Inc.	72,692	953
*	Albany Molecular Research, Inc.	96,717	942
*	Emeritus Corp.	87,398	877
*	Insulet Corp.	113,086	873
	Ensign Group Inc.	51,707	866
*,^	Opko Health, Inc.	521,308	845
*	Pozen Inc.	158,200	797
*,^	ArthroCare Corp.	166,532	794
*	RTI Biologics, Inc.	286,591	791
*,^	Stereotaxis Inc.	175,660	773
*	Neurocrine Biosciences, Inc.	240,377	769
*,^	Akorn, Inc.	334,416	769
*,^	Sangamo BioSciences, Inc.	217,251	756
*	Emergency Medical Services LP Class A	19,494	714
*	MedCath Corp.	67,691	707
*	Affymax Inc.	67,001	669
*	Odyssey Healthcare, Inc.	72,111	667
*	Enzo Biochem, Inc.	135,665	663
*	Lexicon Pharmaceuticals Inc.	471,609	660
*	Cadence Pharmaceuticals, Inc.	85,839	621
*	Chindex International, Inc.	75,402	599
*	Orexigen Therapeutics Inc.	107,418	599
*,^	Hansen Medical Inc.	78,555	567
*	Cynosure Inc.	60,844	555
*	K-V Pharmaceutical Co. Class A	186,535	537
*	Senomyx, Inc.	191,744	535
*	Idenix Pharmaceuticals Inc.	91,427	529
*	XOMA Ltd.	829,349	514
*	Zymogenetics, Inc.	167,862	504

*	Sunrise Senior Living, Inc.	287,073	482
*	Affymetrix, Inc.	154,389	462
*,^	Virtual Radiologic Corp.	47,272	401
*,^	Amicus Therapeutics, Inc.	48,893	390
*	Life Sciences Research, Inc.	41,207	387
*	Caraco Pharmaceutical Laboratories, Ltd.	61,504	364
*	TomoTherapy, Inc.	139,334	332
*,^	Clinical Data, Inc.	35,960	320
*	MAP Pharmaceuticals Inc.	43,918	307
*	Sucampo Pharmaceuticals Inc.	28,182	162
*	K-V Pharmaceutical Co. Class B	26,991	77
			608,398

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Industrials (19.2%)
*	Waste Connections, Inc.	490,932	15,499
*	Corrections Corp. of America	788,459	12,899
*	Aecom Technology Corp.	419,283	12,885
	Landstar System, Inc.	333,126	12,802
	IDEX Corp.	519,506	12,546
*	Continental Airlines, Inc. Class B	690,767	12,475
	Wabtec Corp.	289,562	11,510
	MSC Industrial Direct Co., Inc. Class A	280,048	10,314
	CLARCOR Inc.	303,138	10,058
*	Teledyne Technologies, Inc.	213,380	9,506
*	JetBlue Airways Corp.	1,277,159	9,068
*	Tetra Tech, Inc.	373,840	9,028
	Graco, Inc.	377,665	8,962
	Acuity Brands, Inc.	255,824	8,931
*	Kirby Corp.	322,799	8,832
	UAL Corp.	796,507	8,778
	Woodward Governor Co.	381,060	8,772
*	Thomas & Betts Corp.	362,388	8,705
*	Clean Harbors Inc.	133,265	8,454
	UTI Worldwide, Inc.	564,192	8,091
*	Gardner Denver Inc.	334,873	7,816
	The Toro Co.	236,015	7,789
*,^	Energy Conversion Devices, Inc.	287,324	7,243
*	Orbital Sciences Corp.	368,994	7,206
*	Huron Consulting Group Inc.	124,074	7,106
	Valmont Industries, Inc.	115,199	7,069
*	Esterline Technologies Corp.	185,679	7,035
*	ESCO Technologies Inc.	163,759	6,706
	Actuant Corp.	351,882	6,693
	Watson Wyatt & Co. Holdings	136,137	6,510
	Nordson Corp.	193,172	6,238
	Heartland Express, Inc.	393,237	6,197
*	Hub Group, Inc.	232,827	6,177
*	Genesee & Wyoming Inc. Class A	200,686	6,121
	Knight Transportation, Inc.	377,170	6,080
*	Geo Group Inc.	321,307	5,793
*	TransDigm Group, Inc.	167,515	5,623
	Rollins, Inc.	285,605	5,164
*	US Airways Group Inc.	664,503	5,137
*	Old Dominion Freight Line, Inc.	175,968	5,008
*	Navigant Consulting, Inc.	303,944	4,824
	The Corporate Executive Board Co.	214,094	4,723
*	EMCOR Group, Inc.	205,617	4,612
	Mine Safety Appliances Co.	191,418	4,577
	Applied Industrial Technology, Inc.	239,607	4,533
*	Hexcel Corp.	605,021	4,471
	Forward Air Corp.	181,862	4,414
*	Resources Connection, Inc.	269,434	4,413
*,^	American Superconductor Corp.	257,494	4,200
	American Science & Engineering, Inc.	55,288	4,089
	Healthcare Services Group, Inc.	256,602	4,088
*	Sykes Enterprises, Inc.	207,564	3,969
*	Beacon Roofing Supply, Inc.	278,672	3,868

*	CoStar Group, Inc.	117,268	3,863
*	Allegiant Travel Co.	76,662	3,723
*	Astec Industries, Inc.	112,674	3,530
*	AirTran Holdings, Inc.	736,714	3,271
*	Axsys Technologies, Inc.	59,513	3,265
	Administaff, Inc.	147,485	3,192
*	Mobile Mini, Inc.	219,164	3,160
*	Team, Inc.	112,104	3,105
*	II-VI, Inc.	159,859	3,052
*	RSC Holdings Inc.	357,505	3,046
	McGrath RentCorp	141,314	3,018
	Robbins & Myers, Inc.	185,150	2,994

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*,^	Evergreen Solar, Inc.	932,644	2,975
	HEICO Corp.	76,402	2,967
	Gorman-Rupp Co.	94,585	2,943
*	General Cable Corp.	166,163	2,939
*	Layne Christensen Co.	121,294	2,912
*	Aerovironment Inc.	78,910	2,905
*,^	The Middleby Corp.	104,726	2,856
	Seaboard Corp.	2,347	2,802
*	RBC Bearings Inc.	137,133	2,781
	CIRCOR International, Inc.	100,724	2,770
	Cubic Corp.	100,994	2,747
*	Exponent, Inc.	90,221	2,714
	The Brink’s Co.	99,182	2,666
	Comfort Systems USA, Inc.	249,294	2,657
*	TrueBlue, Inc.	272,983	2,612
*	CBIZ Inc.	291,133	2,518
	Raven Industries, Inc.	102,232	2,464
*	DynCorp International Inc. Class A	161,479	2,450
*	The Advisory Board Co.	109,259	2,436
	Simpson Manufacturing Co.	85,648	2,378
*	Alaska Air Group, Inc.	79,382	2,322
	Lindsay Manufacturing Co.	72,667	2,310
*	Stanley Inc.	63,722	2,308
	Badger Meter, Inc.	78,437	2,276
*	AAR Corp.	121,969	2,245
	Heidrick & Struggles International, Inc.	103,723	2,234
*	GrafTech International Ltd.	263,266	2,190
*	L.B. Foster Co. Class A	66,926	2,093
	American Ecology Corp.	103,434	2,092
*	Dycom Industries, Inc.	252,220	2,073
	Encore Wire Corp.	109,232	2,071
*	GeoEye Inc.	107,654	2,070
*	Taser International Inc.	368,999	1,948
*	Marten Transport, Ltd.	102,744	1,948
*	ATC Technology Corp.	132,326	1,936
*	Chart Industries, Inc.	178,478	1,897
*,^	Ener1, Inc.	262,265	1,875
*	AZZ Inc.	72,660	1,824
*	CRA International Inc.	67,305	1,813
	Werner Enterprises, Inc.	101,654	1,763
*	Hawaiian Holdings, Inc.	269,482	1,719
	AAON, Inc.	81,572	1,703
	Titan International, Inc.	205,102	1,692
*	Kforce Inc.	219,651	1,687
*	BE Aerospace, Inc.	218,419	1,680
*	Korn/Ferry International	146,146	1,669
*	Cornell Cos., Inc.	87,973	1,635
	Herman Miller, Inc.	122,786	1,600
*	American Reprographics Co.	229,915	1,586
*	Blount International, Inc.	164,956	1,564
	Dynamic Materials Corp.	79,529	1,536
*,^	FuelCell Energy, Inc.	389,226	1,510
	Interface, Inc.	318,514	1,478
	Sun Hydraulics Corp.	78,307	1,475
*	Powell Industries, Inc.	50,145	1,455

*,^	Energy Recovery Inc.	188,787	1,431
	Freightcar America Inc.	74,770	1,366
*	Innerworkings, Inc.	198,441	1,300
*	Duff & Phelps Corp.	67,775	1,296
*	Force Protection, Inc.	214,811	1,285
*	Fuel-Tech N.V.	120,787	1,279
*	American Commercial Lines Inc.	254,777	1,248
*	Waste Services, Inc.	188,261	1,239
*	Furmanite Corp.	229,793	1,239
*	M&F Worldwide Corp.	78,965	1,220
	HEICO Corp. Class A	41,358	1,198

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Titan Machinery, Inc.	83,172	1,169
*	Polypore International Inc.	153,372	1,159
*	ICF International, Inc.	46,138	1,134
*	Ceradyne, Inc.	54,885	1,115
*	Hill International Inc.	154,473	1,087
*	Standard Parking Corp.	55,845	1,080
*	GenCorp, Inc.	286,200	1,053
	Houston Wire & Cable Co.	105,200	979
*	Amerco, Inc.	28,023	968
*	Cenveo Inc.	208,308	927
*	Griffon Corp.	98,906	923
	Genco Shipping and Trading Ltd.	59,212	876
*	Northwest Pipe Co.	20,150	859
*	Atlas Air Worldwide Holdings, Inc.	44,277	837
*	3D Systems Corp.	104,985	834
	Vicor Corp.	121,560	804
*	Pike Electric Corp.	57,117	703
*,^	EnerNOC Inc.	87,767	653
*,^	Orion Energy Systems Inc.	109,865	594
	Ampco-Pittsburgh Corp.	27,243	591
*	Columbus McKinnon Corp.	39,587	540
*	Hudson Highland Group, Inc.	158,867	532
*	Power-One, Inc.	412,354	491
*	TurboChef Technologies, Inc.	79,415	390
	American Railcar Industries, Inc.	32,922	347
*,^	Valence Technology Inc.	183,265	334
*	Universal Truckload Services, Inc.	19,849	281
*,^	China Architectural Engineering Inc.	95,848	236
*	Fushi Copperweld, Inc.	38,116	201
*	Safe Bulkers, Inc.	22,917	153
*,^	Metalico, Inc.	46,747	72
*	Builders FirstSource, Inc.	38,902	60
			588,678
Information Technology (24.5%)
*	ANSYS, Inc.	531,467	14,823
*	Itron, Inc.	215,955	13,765
^	FactSet Research Systems Inc.	286,804	12,688
*	Sybase, Inc.	506,395	12,543
*	F5 Networks, Inc.	506,458	11,578
*	Equinix, Inc.	210,589	11,201
*	Solera Holdings, Inc.	414,670	9,994
*	NeuStar, Inc. Class A	495,211	9,473
*	Rambus Inc.	594,724	9,468
	Jack Henry & Associates Inc.	487,274	9,458
*	Parametric Technology Corp.	725,422	9,177
*	Metavante Technologies	564,234	9,090
	National Instruments Corp.	370,910	9,035
*	Concur Technologies, Inc.	264,013	8,665
*	MICROS Systems, Inc.	512,102	8,358
*	Atmel Corp.	2,666,944	8,348
*	Zebra Technologies Corp. Class A	409,938	8,305
*	Varian Semiconductor Equipment Associates, Inc.	456,928	8,280
*	Macrovision Solutions Corp.	647,745	8,194
*	Sohu.com Inc.	169,158	8,008
*,^	Cree, Inc.	498,818	7,916

*	InterDigital, Inc.	281,427	7,739
*	Perot Systems Corp.	565,275	7,727
*	SINA.com	333,647	7,724
*	Informatica Corp.	560,065	7,690
*	Gartner, Inc. Class A	413,707	7,376
*	Polycom, Inc.	535,328	7,232
*	ManTech International Corp.	133,435	7,231
*	QLogic Corp.	536,490	7,210
	Broadridge Financial Solutions LLC	574,417	7,203
*	Silicon Laboratories Inc.	285,833	7,083

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Comtech Telecommunications Corp.	152,609	6,993
*	CommScope, Inc.	441,810	6,866
*	Brocade Communications Systems, Inc.	2,338,067	6,547
*	Microsemi Corp.	498,909	6,306
*	International Rectifier Corp.	458,268	6,187
*	TIBCO Software Inc.	1,152,174	5,980
*	Digital River, Inc.	232,873	5,775
*	Anixter International Inc.	187,931	5,660
*	j2 Global Communications, Inc.	275,380	5,519
*	ON Semiconductor Corp.	1,589,809	5,405
*	Atheros Communications, Inc.	377,483	5,402
	ADTRAN Inc.	359,192	5,345
*	Quest Software, Inc.	418,279	5,266
*	CyberSource Corp.	415,234	4,979
^	Quality Systems, Inc.	113,627	4,956
*	VistaPrint Ltd.	264,600	4,924
*	Blackboard Inc.	186,189	4,884
*	EarthLink, Inc.	695,893	4,704
*	SRA International, Inc.	268,497	4,632
*	TiVo Inc.	609,763	4,366
*	FormFactor Inc.	292,167	4,266
*	Infinera Corp.	469,024	4,202
*	ViaSat, Inc.	174,084	4,192
*	Plexus Corp.	246,907	4,185
*	Intermec, Inc.	310,510	4,124
*	Cymer, Inc.	186,373	4,083
*	EchoStar Corp.	265,630	3,950
*	Wind River Systems Inc.	435,705	3,934
*	Riverbed Technology, Inc.	337,942	3,849
*	CSG Systems International, Inc.	219,946	3,842
*	Cabot Microelectronics Corp.	146,349	3,815
*	Rofin-Sinar Technologies Inc.	181,479	3,735
*	ValueClick, Inc.	544,953	3,727
	Cognex Corp.	250,771	3,711
	Blackbaud, Inc.	273,966	3,699
*	Omniture, Inc.	342,367	3,643
*	Interwoven Inc.	288,448	3,634
*	Verigy Ltd.	376,324	3,620
	Syntel, Inc.	156,486	3,618
*	Tessera Technologies, Inc.	304,458	3,617
*	Commvault Systems, Inc.	253,121	3,394
*	Sycamore Networks, Inc.	1,250,232	3,363
*	Harmonic, Inc.	595,980	3,343
*	Synaptics Inc.	201,459	3,336
*	Coherent, Inc.	149,358	3,205
*	ScanSource, Inc.	165,889	3,197
*	EPIQ Systems, Inc.	189,920	3,174
*,^	Data Domain, Inc.	167,986	3,158
*	Hittite Microwave Corp.	107,184	3,158
*	Rogers Corp.	113,112	3,141
*,^	Bankrate, Inc.	82,642	3,140
*	TriQuint Semiconductor, Inc.	910,524	3,132
*	Wright Express Corp.	244,195	3,077
*	SPSS, Inc.	114,094	3,076
*	Arris Group Inc.	386,260	3,071

*	Euronet Worldwide, Inc.	262,498	3,048
*	ATMI, Inc.	196,610	3,034
*	Novell, Inc.	779,353	3,032
*	Mercadolibre Inc.	181,192	2,973
*	Teradyne, Inc.	690,595	2,914
*	Semtech Corp.	256,477	2,890
*	Forrester Research, Inc.	102,142	2,881
*	FEI Co.	150,311	2,835
*	S1 Corp.	356,552	2,813
*	L-1 Identity Solutions Inc.	415,869	2,803
*	Tyler Technologies, Inc.	230,311	2,759

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Websense, Inc.	184,255	2,758
*	Sonus Networks, Inc.	1,706,485	2,696
	Fair Isaac, Inc.	152,511	2,571
*	EMS Technologies, Inc.	98,608	2,551
*	NETGEAR, Inc.	222,892	2,543
*	Genpact, Ltd.	306,125	2,516
*	Progress Software Corp.	129,536	2,495
*	Cogent Inc.	182,761	2,480
^	Heartland Payment Systems, Inc.	141,621	2,478
*	Ciena Corp.	368,794	2,471
*	DealerTrack Holdings Inc.	205,089	2,439
*	Manhattan Associates, Inc.	154,231	2,438
	Micrel, Inc.	332,319	2,429
*,^	Netlogic Microsystems Inc.	109,417	2,408
*,^	Advent Software, Inc.	118,173	2,360
*	PMC Sierra Inc.	483,514	2,350
*	Brooks Automation, Inc.	399,856	2,323
	Park Electrochemical Corp.	122,394	2,321
*	Standard Microsystem Corp.	139,996	2,288
*	Sapient Corp.	514,138	2,283
*	The Ultimate Software Group, Inc.	155,357	2,268
*	ACI Worldwide, Inc.	140,876	2,240
*	AsiaInfo Holdings, Inc.	188,837	2,236
*	RealNetworks, Inc.	628,291	2,218
*	TeleTech Holdings, Inc.	264,434	2,208
*	MicroStrategy Inc.	57,415	2,132
*	Starent Networks Corp.	176,078	2,101
*	DTS Inc.	114,418	2,100
*	Advanced Energy Industries, Inc.	210,262	2,092
*	Net 1 UEPS Technologies, Inc.	152,095	2,084
*	Vocus, Inc.	112,363	2,046
*	Blue Coat Systems, Inc.	243,237	2,043
	Daktronics, Inc.	216,110	2,023
*,^	Palm, Inc.	649,147	1,993
*	Ariba, Inc.	270,559	1,951
*	Silicon Image, Inc.	463,228	1,946
*	VASCO Data Security International, Inc.	187,547	1,937
*,^	Universal Display Corp.	203,648	1,924
*	Telecommunication Systems, Inc.	223,708	1,922
*	Actel Corp.	162,189	1,901
*	MSC Software Corp.	283,266	1,892
*	Monolithic Power Systems	148,458	1,872
*	Neutral Tandem, Inc.	110,432	1,791
*	THQ Inc.	420,042	1,760
*	Supertex, Inc.	72,788	1,748
*	Tekelec	130,563	1,742
*	OmniVision Technologies, Inc.	322,631	1,694
	Cohu, Inc.	138,822	1,687
*	FARO Technologies, Inc.	99,841	1,683
*	Ultratech, Inc.	140,414	1,679
*	Cavium Networks, Inc.	154,100	1,620
*	Epicor Software Corp.	337,333	1,619
*,^	Sigma Designs, Inc.	167,334	1,590
*	Art Technology Group, Inc.	811,492	1,566
*	The Knot, Inc.	181,859	1,513

*	Move, Inc.	907,710	1,452
*	GSI Commerce, Inc.	134,416	1,414
*	Vignette Corp.	149,611	1,408
	Cass Information Systems, Inc.	46,032	1,402
*	OSI Systems Inc.	101,071	1,400
*	ComScore Inc.	109,069	1,391
*	Newport Corp.	204,486	1,386
*	Ixia	238,905	1,381
*	Synchronoss Technologies, Inc.	128,511	1,370
*	Stratasys, Inc.	125,661	1,351
*	SonicWALL, Inc.	335,613	1,336

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Internet Capital Group Inc.	243,552	1,327
*	NCI, Inc.	43,715	1,317
*	3PAR, Inc.	171,562	1,309
*	IPG Photonics Corp.	98,235	1,295
*	Silicon Storage Technology, Inc.	564,722	1,293
	MTS Systems Corp.	48,071	1,281
*,^	WebMD Health Corp. Class A	54,117	1,277
*	NetScout Systems, Inc.	148,011	1,276
*	SAVVIS, Inc.	184,814	1,273
*	Extreme Networks, Inc.	527,414	1,234
*	DG FastChannel Inc.	98,503	1,229
*	Veeco Instruments, Inc.	192,303	1,219
*	Netezza Corp.	183,500	1,218
*	Symyx Technologies, Inc.	200,789	1,193
*	Taleo Corp. Class A	151,780	1,188
	NIC Inc.	256,174	1,178
*	Integral Systems, Inc.	96,961	1,168
	CTS Corp.	211,996	1,168
*	LoopNet, Inc.	167,710	1,144
*	Littelfuse, Inc.	68,386	1,135
*	SuccessFactors Inc.	192,725	1,106
*	Lattice Semiconductor Corp.	726,346	1,097
*	Internet Brands Inc.	179,300	1,044
*	VeriFone Holdings, Inc.	211,969	1,039
*	Cirrus Logic, Inc.	366,907	983
*	RightNow Technologies Inc.	126,123	975
*	Hughes Communications Inc.	60,976	972
*	ArcSight, Inc.	116,631	934
*,^	Constant Contact, Inc.	70,344	932
	Marchex, Inc.	159,680	931
*	Novatel Wireless, Inc.	198,176	920
*	TTM Technologies, Inc.	173,978	906
*,^	Finisar Corp.	2,372,864	902
*	iGATE Corp.	134,831	878
*	Switch and Data Inc.	118,653	877
*	Airvana, Inc.	142,600	873
*	Aruba Networks, Inc.	336,739	859
*	TNS Inc.	91,318	857
*	Liquidity Services, Inc.	96,356	803
*,^	NetSuite Inc.	94,855	801
	Bel Fuse, Inc. Class B	36,907	782
*	ExlService Holdings, Inc.	90,271	774
*	Acme Packet, Inc.	146,225	769
*	STEC Inc.	172,996	737
*	Rackable Systems Inc.	186,029	733
*	Multi-Fineline Electronix, Inc.	62,508	731
	Pegasystems Inc.	59,095	730
*,^	Echelon Corp.	89,283	728
*	Trident Microsystems, Inc.	381,548	721
*	Advanced Analogic Technologies, Inc.	229,100	692
*	BigBand Networks Inc.	120,131	663
*	Terremark Worldwide, Inc.	168,079	654
*	Global Cash Access, Inc.	289,850	643
*	ICx Technologies, Inc.	74,620	590
*	China Information Security Technology, Inc.	162,618	585

*	DivX, Inc.	110,936	580
*	Limelight Networks Inc.	234,138	574
	InfoSpace, Inc.	75,933	573
*	Kulicke & Soffa Industries, Inc.	335,425	570
*	Amkor Technology, Inc.	261,392	570
*	Compellent Technologies, Inc.	57,717	562
*	Applied Micro Circuits Corp.	142,722	561
*	Dice Holdings Inc.	135,304	552
*	Radiant Systems, Inc.	162,664	548
*	Cogo Group, Inc.	109,240	531
*,^	EMCORE Corp.	386,347	502

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Chordiant Software, Inc.	188,259	501
*	FalconStor Software, Inc.	179,755	500
*	Ness Technologies Inc.	110,801	474
*,^	Comverge Inc.	95,756	469
*,^	Isilon Systems Inc.	139,706	460
*	Perficient, Inc.	95,950	459
*	Mattson Technology, Inc.	310,108	437
*	UTStarcom, Inc.	231,228	428
*	Diodes Inc.	66,325	402
*	Kenexa Corp.	43,864	350
*	Monotype Imaging Holdings Inc.	58,446	339
*,^	Orbcomm, Inc.	155,574	336
*	Rubicon Technology, Inc.	78,224	333
*	Rudolph Technologies, Inc.	90,000	318
*	Deltek, Inc.	66,419	308
*	TechTarget	63,908	276
*	OpNext, Inc.	139,340	244
*	ANADIGICS, Inc.	136,867	203
	Bel Fuse, Inc. Class A	2,152	39
			748,923
Materials (2.7%)
	Compass Minerals International, Inc.	204,098	11,972
	Royal Gold, Inc.	125,016	6,152
	Silgan Holdings, Inc.	108,583	5,191
	Texas Industries, Inc.	147,016	5,072
	Greif Inc. Class A	150,808	5,041
	Eagle Materials, Inc.	273,579	5,037
*	Intrepid Potash, Inc.	235,454	4,890
*	Calgon Carbon Corp.	233,367	3,585
*	Hecla Mining Co.	1,130,991	3,167
	AMCOL International Corp.	143,450	3,005
	Scotts Miracle-Gro Co.	99,685	2,963
	NewMarket Corp.	82,837	2,892
	Balchem Corp.	114,414	2,850
*	W.R. Grace & Co.	454,081	2,711
*	Solutia Inc.	593,940	2,673
	Zep, Inc.	131,754	2,544
	Stepan Co.	44,837	2,107
	Deltic Timber Corp.	43,418	1,986
	Schnitzer Steel Industries, Inc. Class A	48,133	1,812
*,^	Zoltek Cos., Inc.	172,817	1,554
*	Stillwater Mining Co.	293,089	1,448
	Koppers Holdings, Inc.	54,608	1,181
*,^	Coeur d’Alene Mines Corp.	1,087,103	957
	Myers Industries, Inc.	88,180	705
*	Haynes International, Inc.	26,207	645
*	Brush Engineered Materials Inc.	44,848	570
	American Vanguard Corp.	43,928	514
*	Flotek Industries, Inc.	134,764	340
*,^	Apex Silver Mines Ltd.	328,142	322
*	Graphic Packaging Holding Co.	259,480	296
*,^	General Moly, Inc.	165,314	195
			84,377
Telecommunication Services (1.3%)
*	SBA Communications Corp.	600,409	9,799

*	tw telecom inc.	881,142	7,463
*	Centennial Communications Corp. Class A	510,452	4,114
	Shenandoah Telecommunications Co.	140,683	3,946
*	Syniverse Holdings Inc.	279,832	3,341
*	Cbeyond Inc.	143,008	2,285
*	Premiere Global Services, Inc.	239,234	2,060
*	Cogent Communications Group, Inc.	272,115	1,777
*	Global Crossing Ltd.	158,789	1,261
*	General Communication, Inc.	141,524	1,145
*	PAETEC Holding Corp.	779,489	1,123

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2008
					Market
					Value
				Shares	($000)
*	ICO Global Communications (Holdings) Ltd.			723,230	817
*	iPCS, Inc.			91,289	626
*,^	Vonage Holdings Corp.			481,829	318
*	TerreStar Corp.			336,064	134
*	Fibertower Corp.			463,516	74
*	Globalstar, Inc.			18,152	4
					40,287
Utilities (0.6%)
	ITC Holdings Corp.			311,304	13,598
	Ormat Technologies Inc.			128,218	4,086
*	Synthesis Energy Systems, Inc.			199,162	136
					17,820
Total Common Stocks (Cost $4,155,233)					3,046,048

			Maturity
		Coupon	Date
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.9%)
2,3	Vanguard Market Liquidity Fund	1.378%		119,061,964	119,062

				Face
				Amount
				($000)
U.S. Agency Obligations (0.1%)
4,5	Federal Home Loan Bank	2.625%	2/27/09	3,000	3,000
4,5	Federal National Mortgage Assn.	1.357%	3/31/09	1,500	1,499
					4,499

Total Temporary Cash Investments (Cost $123,545)					123,561
Total Investments (103.5%) (Cost $4,278,778)					3,169,609
Other Assets and Liabilities—Net (–3.5%)[3]					(108,114)
Net Assets (100%)					3,061,495

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $106,956,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 3.7%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $112,277,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5  Securities with a value of $4,499,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.1%)
	Snap-On Inc.	441,002	17,367
	Tupperware Brands Corp.	477,005	10,828
	Wendy’s/Arby’s Group, Inc.	1,991,470	9,838
	Service Corp. International	1,973,961	9,811
*	Rent-A-Center, Inc.	511,382	9,026
*	DreamWorks Animation SKG, Inc.	341,476	8,626
*	Carter’s, Inc.	430,617	8,294
	Wolverine World Wide, Inc.	375,765	7,906
	Interactive Data Corp.	287,768	7,096
*	Office Depot, Inc.	2,107,391	6,280
	International Speedway Corp.	216,730	6,227
*	Career Education Corp.	343,382	6,160
	Regal Entertainment Group Class A	596,728	6,093
*	Jarden Corp.	529,237	6,086
*	Collective Brands, Inc.	491,353	5,759
	MDC Holdings, Inc.	185,238	5,613
	Choice Hotels International, Inc.	172,739	5,193
	Bob Evans Farms, Inc.	237,426	4,851
	Meredith Corp.	277,001	4,742
	Sotheby’s	517,448	4,600
*,^	Saks Inc.	1,044,520	4,575
	Regis Corp.	314,693	4,573
	OfficeMax, Inc.	583,686	4,459
	Barnes & Noble, Inc.	295,510	4,433
	Callaway Golf Co.	471,351	4,379
*	Timberland Co.	362,797	4,190
*	JAKKS Pacific, Inc.	200,352	4,133
^	Tempur-Pedic International Inc.	546,681	3,876
	The Buckle, Inc.	176,734	3,856
*	Helen of Troy Ltd.	220,520	3,828
	Columbia Sportswear Co.	106,462	3,766
	Ryland Group, Inc.	212,821	3,761
	Jones Apparel Group, Inc.	641,576	3,760
	Cracker Barrel Old Country Store Inc.	170,254	3,506
	Jackson Hewitt Tax Service Inc.	220,316	3,457
	Scholastic Corp.	250,612	3,403
	Men’s Wearhouse, Inc.	245,012	3,317
	Monro Muffler Brake, Inc.	128,081	3,266
	Cato Corp. Class A	213,752	3,228
	Fred’s, Inc.	291,625	3,138
	UniFirst Corp.	105,078	3,120
*	Hot Topic, Inc.	336,368	3,118
*	Exide Technologies	579,961	3,068
	Ethan Allen Interiors, Inc.	209,609	3,012
	Orient-Express Hotel Ltd.	392,139	3,004
	Churchill Downs, Inc.	73,437	2,968
*	Jo-Ann Stores, Inc.	184,332	2,855
	Brunswick Corp.	674,577	2,840
	Cooper Tire & Rubber Co.	430,905	2,654
	American Greetings Corp. Class A	348,501	2,638
	National Presto Industries, Inc.	34,131	2,628
	Brown Shoe Co., Inc.	309,596	2,622
*	Steven Madden, Ltd.	122,346	2,608

	The Marcus Corp.	160,368	2,603
*	The Dress Barn, Inc.	241,569	2,594
	Penske Automotive Group Inc.	330,745	2,540
	Genesco, Inc.	147,463	2,495
	Stage Stores, Inc.	295,185	2,435
	K-Swiss, Inc.	206,061	2,349
*	Pinnacle Entertainment, Inc.	300,072	2,305
*	HSN, Inc.	297,958	2,166
	Finish Line, Inc.	382,709	2,143
*	Skechers U.S.A., Inc.	166,747	2,138

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
^	Boyd Gaming Corp.	439,389	2,078
	Harte-Hanks, Inc.	316,534	1,975
	Stewart Enterprises, Inc. Class A	653,440	1,967
*,^	Cabela’s Inc.	332,328	1,937
	Group 1 Automotive, Inc.	179,313	1,931
	Liz Claiborne, Inc.	729,865	1,898
	Speedway Motorsports, Inc.	117,026	1,885
	Weyco Group, Inc.	56,922	1,881
	World Wrestling Entertainment, Inc.	169,655	1,880
	Dillard’s Inc.	466,445	1,852
	Cinemark Holdings Inc.	248,448	1,846
	Superior Industries International, Inc.	173,889	1,829
*	Quiksilver, Inc.	966,325	1,778
	Ameristar Casinos, Inc.	198,305	1,713
*	Standard Pacific Corp.	944,585	1,681
	The Pep Boys (Manny, Moe & Jack)	398,916	1,648
*	Domino’s Pizza, Inc.	328,571	1,548
	ArvinMeritor, Inc.	538,782	1,536
	bebe stores, inc.	205,162	1,533
	Blyth, Inc.	195,353	1,532
	Christopher & Banks Corp.	273,143	1,530
*	TRW Automotive Holdings Corp.	423,973	1,526
*	99 Cents Only Stores	132,068	1,444
^	DineEquity, Inc.	121,283	1,402
*	RC2 Corp.	131,079	1,399
*	Charming Shoppes, Inc.	568,629	1,387
	Movado Group, Inc.	139,022	1,305
	Winnebago Industries, Inc.	212,862	1,284
	Sinclair Broadcast Group, Inc.	408,883	1,268
	Hearst-Argyle Television Inc.	201,393	1,220
*	Gaylord Entertainment Co.	109,008	1,182
	Modine Manufacturing Co.	235,460	1,147
	Asbury Automotive Group, Inc.	246,247	1,125
*	Cox Radio, Inc.	184,655	1,110
*	Orbitz Worldwide, Inc.	285,353	1,107
	NutriSystem, Inc.	75,742	1,105
	Belo Corp. Class A	681,334	1,063
*	Tenneco Automotive, Inc.	359,706	1,061
*	Interval Leisure Group, Inc.	195,596	1,054
*,^	Blockbuster Inc. Class A	835,337	1,053
	American Axle & Manufacturing Holdings, Inc.	358,290	1,035
*	Charlotte Russe Holding Inc.	158,606	1,029
^	Landry’s Restaurants, Inc.	87,118	1,011
	Oxford Industries, Inc.	110,008	965
	CSS Industries, Inc.	53,691	952
	Warner Music Group Corp.	298,329	901
*,^	DSW Inc. Class A	69,700	868
	Sealy Corp.	345,716	868
	La-Z-Boy Inc.	396,978	861
	Sonic Automotive, Inc.	214,705	855
*	Pacific Sunwear of California, Inc.	531,681	845
	Big 5 Sporting Goods Corp.	157,839	822
*	Tween Brands, Inc.	188,921	816
	Furniture Brands International Inc.	352,003	778
*	Steak n Shake Co.	128,602	765

	Journal Communications, Inc.	303,013	742
*	Lear Corp.	509,422	718
*,^	Hovnanian Enterprises Inc. Class A	401,765	691
*,^	Conn’s, Inc.	74,802	634
*	Ruby Tuesday, Inc.	387,693	605
*	Build-A-Bear-Workshop, Inc.	118,027	574
*	Dana Holding Corp.	773,982	573
	Marine Products Corp.	95,902	539
	Kenneth Cole Productions, Inc.	72,462	513
	M/I Homes, Inc.	47,276	498
	E.W. Scripps Co. Class A	224,928	497

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Valassis Communications, Inc.	372,672	492
*	New York & Co., Inc.	209,150	485
*	Leapfrog Enterprises, Inc.	130,686	457
*,^	Beazer Homes USA, Inc.	289,128	457
^	Brookfield Homes Corp.	90,570	391
*,^	Crocs, Inc.	308,037	382
*	Blockbuster Inc. Class B	557,468	362
*	Morgans Hotel Group	76,643	357
^	The McClatchy Co. Class A	442,755	354
*	Krispy Kreme Doughnuts, Inc.	206,635	347
	Dover Downs Gaming & Entertainment, Inc.	103,772	330
	O’Charley’s Inc.	163,094	326
*	Entravision Communications Corp.	200,743	313
	Entercom Communications Corp.	220,925	272
*,^	Isle of Capri Casinos, Inc.	81,975	262
^	Media General, Inc. Class A	148,972	261
*	Pier 1 Imports Inc.	696,846	258
*	Stein Mart, Inc.	215,281	243
*	Lin TV Corp.	202,439	221
^	Talbots Inc.	68,431	164
	Borders Group, Inc.	307,878	123
^	Lee Enterprises, Inc.	285,252	117
			375,832
Consumer Staples (3.8%)
	Corn Products International, Inc.	571,668	16,493
	Del Monte Foods Co.	1,514,931	10,817
	Flowers Foods, Inc.	422,767	10,299
	Ruddick Corp.	296,286	8,192
*	Hain Celestial Group, Inc.	311,503	5,947
	Universal Corp. (VA)	195,337	5,835
	Lancaster Colony Corp.	162,799	5,584
*	BJ’s Wholesale Club, Inc.	161,534	5,534
*	Chiquita Brands International, Inc.	339,683	5,020
	Vector Group Ltd.	355,348	4,840
	Sanderson Farms, Inc.	132,036	4,563
	Nash-Finch Co.	98,229	4,409
*	TreeHouse Foods Inc.	157,143	4,281
	Nu Skin Enterprises, Inc.	390,713	4,075
	J & J Snack Foods Corp.	107,669	3,863
*	The Pantry, Inc.	170,799	3,664
	WD-40 Co.	120,114	3,398
	Lance, Inc.	125,958	2,889
*	Prestige Brands Holdings Inc.	268,991	2,838
	Weis Markets, Inc.	82,848	2,786
*	Elizabeth Arden, Inc.	198,116	2,498
*	Winn-Dixie Stores, Inc.	146,176	2,353
*	Central Garden & Pet Co. Class A	351,604	2,074
	The Andersons, Inc.	118,397	1,951
	Ingles Markets, Inc.	96,270	1,693
	Cal-Maine Foods, Inc.	58,645	1,683
	B&G Foods Inc.	283,240	1,529
	Tootsie Roll Industries, Inc.	57,632	1,476
*,^	Rite Aid Corp.	4,540,662	1,408
	Farmer Brothers, Inc.	55,194	1,377

*	Alliance One International, Inc.	423,652	1,246
	Alico, Inc.	28,002	1,148
	Village Super Market Inc. Class A	19,569	1,123
*	Central Garden and Pet Co.	166,156	974
	PriceSmart, Inc.	45,050	931
	Coca-Cola Bottling Co.	10,426	479
*	National Beverage Corp.	35,980	324
*	Revlon, Inc.	45,715	305
^	Mannatech, Inc.	121,397	297
			140,196

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Energy (4.4%)
	Southern Union Co.	857,003	11,175
*	Whiting Petroleum Corp.	324,935	10,872
*	Encore Acquisition Co.	388,643	9,918
	Overseas Shipholding Group Inc.	221,237	9,316
*	Oil States International, Inc.	382,071	7,141
*	Unit Corp.	235,981	6,305
*	Mariner Energy Inc.	614,707	6,270
*	Bristow Group, Inc.	212,471	5,692
*	SEACOR Holdings Inc.	76,014	5,066
*	Helix Energy Solutions Group, Inc.	671,027	4,858
*	Swift Energy Co.	237,287	3,989
	World Fuel Services Corp.	106,798	3,952
	Holly Corp.	210,654	3,840
*,^	USEC Inc.	855,252	3,840
*	Superior Energy Services, Inc.	217,327	3,462
*	General Maritime Corp.	320,434	3,461
*	Vaalco Energy, Inc.	447,861	3,332
*	Hercules Offshore, Inc.	676,251	3,212
*	Complete Production Services, Inc.	374,584	3,053
*	Rosetta Resources, Inc.	397,295	2,813
*	Petroleum Development Corp.	114,208	2,749
*	Willbros Group, Inc.	300,993	2,549
*	Clayton Williams Energy, Inc.	55,998	2,545
*	Stone Energy Corp.	229,062	2,524
*	Parker Drilling Co.	870,360	2,524
*	Gulfmark Offshore, Inc.	101,110	2,405
*	Enbridge Energy Management LLC	96,468	2,359
*	Basic Energy Services Inc.	173,461	2,262
	W&T Offshore, Inc.	151,786	2,174
*	Pioneer Drilling Co.	382,562	2,131
*	Key Energy Services, Inc.	479,829	2,116
	CARBO Ceramics Inc.	55,869	1,985
	Lufkin Industries, Inc.	57,043	1,968
^	Western Refining, Inc.	237,121	1,840
	Foundation Coal Holdings, Inc.	122,479	1,717
*	Bronco Drilling Co., Inc.	221,347	1,430
	Berry Petroleum Class A	181,757	1,374
*,^	Global Industries Ltd.	377,288	1,317
*,^	Oilsands Quest, Inc.	1,745,417	1,274
	Crosstex Energy, Inc.	305,071	1,190
*	PetroQuest Energy, Inc.	165,305	1,118
*	Brigham Exploration Co.	338,571	1,083
*	Harvest Natural Resources, Inc.	245,209	1,054
*	Hornbeck Offshore Services, Inc.	62,648	1,024
*	TETRA Technologies, Inc.	201,735	981
*	Allis-Chalmers Energy Inc.	163,608	900
	Gulf Island Fabrication, Inc.	61,169	882
*	International Coal Group, Inc.	353,444	813
*	Dawson Geophysical Co.	37,250	663
*	Parallel Petroleum Corp.	306,002	615
*	Gulfport Energy Corp.	137,031	541
	Delek US Holdings, Inc.	102,244	541
*	ATP Oil & Gas Corp.	78,680	460
*	Trico Marine Services, Inc.	96,191	430

*	Warren Resources Inc.	213,132	424
*	TXCO Resources Inc.	247,136	368
*	Energy Partners, Ltd.	238,440	322
*,^	GeoGlobal Resources Inc.	139,733	224
*,^	SulphCo, Inc.	184,129	173
*	Aventine Renewable Energy Holdings, Inc.	244,062	159
			164,775
Financials (36.7%)
	Valley National Bancorp	983,388	19,914
	Arthur J. Gallagher & Co.	716,303	18,559
	Realty Income Corp. REIT	778,007	18,011

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	The Hanover Insurance Group Inc.	391,322	16,815
	Bank of Hawaii Corp.	366,660	16,562
	Senior Housing Properties Trust REIT	879,003	15,752
	StanCorp Financial Group, Inc.	375,288	15,676
	Aspen Insurance Holdings Ltd.	642,892	15,590
	Essex Property Trust, Inc. REIT	196,276	15,064
	Alexandria Real Estate Equities, Inc. REIT	246,481	14,873
	First Niagara Financial Group, Inc.	854,418	13,816
	Platinum Underwriters Holdings, Ltd.	373,759	13,485
	Highwood Properties, Inc. REIT	487,587	13,340
	BancorpSouth, Inc.	569,325	13,299
	Fulton Financial Corp.	1,340,207	12,893
*	ProAssurance Corp.	244,072	12,882
	FirstMerit Corp.	620,770	12,782
	Mack-Cali Realty Corp. REIT	504,816	12,368
	Allied World Assurance Holdings, Ltd.	300,730	12,210
	Corporate Office Properties Trust, Inc. REIT	390,989	12,003
	Endurance Specialty Holdings Ltd.	389,571	11,894
*	Alleghany Corp.	41,650	11,745
	Wilmington Trust Corp.	516,831	11,494
	IPC Holdings Ltd.	384,181	11,487
	Montpelier Re Holdings Ltd.	667,328	11,204
	BRE Properties Inc. Class A REIT	391,685	10,959
	Washington REIT	379,562	10,742
*	Knight Capital Group, Inc. Class A	660,928	10,674
	Susquehanna Bancshares, Inc.	660,617	10,510
	United Bankshares, Inc.	315,603	10,484
	Healthcare Realty Trust Inc. REIT	443,356	10,410
	Astoria Financial Corp.	625,296	10,305
	Apollo Investment Corp.	1,086,729	10,117
	Washington Federal Inc.	673,846	10,081
	Omega Healthcare Investors, Inc. REIT	628,530	10,038
	Home Properties, Inc. REIT	244,933	9,944
	National Retail Properties REIT	567,936	9,763
	Douglas Emmett, Inc. REIT	745,690	9,739
	Waddell & Reed Financial, Inc.	624,677	9,658
	Erie Indemnity Co. Class A	256,266	9,643
	Prosperity Bancshares, Inc.	317,869	9,406
	Selective Insurance Group	403,975	9,263
	Old National Bancorp	507,545	9,217
	Zenith National Insurance Corp.	285,679	9,019
	MFA Mortgage Investments, Inc. REIT	1,517,715	8,939
	F.N.B. Corp.	659,645	8,707
	Kilroy Realty Corp. REIT	250,614	8,386
	Trustmark Corp.	373,355	8,061
	National Penn Bancshares Inc.	549,876	7,979
	Potlatch Corp. REIT	302,851	7,877
	Whitney Holdings Corp.	490,592	7,845
	Mid-America Apartment Communities, Inc. REIT	210,765	7,832
	East West Bancorp, Inc.	486,763	7,774
	Cathay General Bancorp	322,321	7,655
	Entertainment Properties Trust REIT	251,965	7,509
	First Midwest Bancorp, Inc.	372,557	7,440
	Westamerica Bancorporation	144,223	7,377
*	Conseco, Inc.	1,415,616	7,333

Protective Life Corp.	509,144	7,306
Hatteras Financial Corp. REIT	267,933	7,127
BioMed Realty Trust, Inc. REIT	607,296	7,118
First Commonwealth Financial Corp.	574,474	7,112
Jones Lang LaSalle Inc.	249,397	6,908
EastGroup Properties, Inc. REIT	192,007	6,832
Franklin Street Properties Corp. REIT	459,198	6,773
First BanCorp Puerto Rico	604,364	6,733
DCT Industrial Trust Inc. REIT	1,325,107	6,705
Umpqua Holdings Corp.	460,714	6,667
American Campus Communities, Inc. REIT	324,437	6,644

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	NBT Bancorp, Inc.	234,144	6,547
	Provident Financial Services Inc.	414,537	6,342
	S & T Bancorp, Inc.	178,638	6,342
	NewAlliance Bancshares, Inc.	481,467	6,341
	Fannie Mae	8,223,665	6,250
	Employers Holdings, Inc.	375,600	6,197
	Park National Corp.	85,823	6,158
	Extra Space Storage Inc. REIT	596,408	6,155
	Max Re Capital Ltd.	347,697	6,154
	Sovran Self Storage, Inc. REIT	168,668	6,072
	Community Bank System, Inc.	247,439	6,035
	Digital Realty Trust, Inc. REIT	183,191	6,018
	Assured Guaranty Ltd.	522,402	5,955
	Inland Real Estate Corp. REIT	456,175	5,921
	HRPT Properties Trust REIT	1,744,018	5,877
*	Piper Jaffray Cos., Inc.	146,832	5,838
	Delphi Financial Group, Inc.	316,515	5,837
	UCBH Holdings, Inc.	846,212	5,822
	Unitrin, Inc.	361,884	5,768
	CVB Financial Corp.	478,309	5,692
	Pacific Capital Bancorp	336,142	5,674
	MB Financial, Inc.	200,929	5,616
	Post Properties, Inc. REIT	339,273	5,598
	Webster Financial Corp.	402,542	5,547
	TrustCo Bank NY	581,184	5,527
^	Equity One, Inc. REIT	311,990	5,522
	Infinity Property & Casualty Corp.	117,674	5,499
	IBERIABANK Corp.	113,393	5,443
	UMB Financial Corp.	110,134	5,412
	PacWest Bancorp	198,669	5,344
*	PHH Corp.	417,031	5,309
	Brandywine Realty Trust REIT	681,155	5,252
	National Health Investors REIT	191,320	5,248
	United Fire & Casualty Co.	164,775	5,120
	Investors Real Estate Trust REIT	447,432	4,792
	Brookline Bancorp, Inc.	446,939	4,760
*,^	E*TRADE Financial Corp.	4,130,912	4,751
	Ares Capital Corp.	746,839	4,727
	WesBanco, Inc.	173,519	4,721
	Capstead Mortgage Corp. REIT	433,578	4,670
	Chemical Financial Corp.	164,790	4,594
	Tanger Factory Outlet Centers, Inc. REIT	121,515	4,571
	Glacier Bancorp, Inc.	230,153	4,378
	Cousins Properties, Inc. REIT	315,784	4,374
	Financial Federal Corp.	186,207	4,333
	City Holding Co.	124,054	4,315
	First Financial Bankshares, Inc.	77,873	4,299
	Anworth Mortgage Asset Corp. REIT	653,110	4,200
	Harleysville National Corp.	288,489	4,166
	Hancock Holding Co.	90,562	4,117
	Bank Mutual Corp.	352,379	4,066
	Safety Insurance Group, Inc.	106,440	4,051
*	Argo Group International Holdings	118,167	4,008
^	United Community Banks, Inc.	291,933	3,964
	BlackRock Kelso Capital Corp.	396,719	3,912

TowneBank	157,083	3,894
Chimera Investment Corp.	1,118,715	3,860
Harleysville Group, Inc.	110,322	3,831
Community Trust Bancorp Inc.	103,711	3,811
First Busey Corp.	206,381	3,764
Wintrust Financial Corp.	181,719	3,738
DiamondRock Hospitality Co. REIT	708,820	3,594
Castlepoint Holdings Ltd.	265,017	3,594
Sterling Financial Corp.	398,353	3,506
LaSalle Hotel Properties REIT	310,921	3,436
Sterling Bancshares, Inc.	562,632	3,421

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Provident New York Bancorp, Inc.	275,573	3,417
	PS Business Parks, Inc. REIT	76,504	3,417
	Acadia Realty Trust REIT	236,215	3,371
	MGIC Investment Corp.	956,566	3,329
	Medical Properties Trust Inc. REIT	509,967	3,218
	American Physicians Capital, Inc.	66,691	3,208
	State Auto Financial Corp.	106,157	3,191
	Northwest Bancorp, Inc.	149,056	3,187
	CBL & Associates Properties, Inc. REIT	484,226	3,147
	Independent Bank Corp. (MA)	118,785	3,107
	National Western Life Insurance Co. Class A	18,292	3,094
^	Redwood Trust, Inc. REIT	206,468	3,078
	Stewart Information Services Corp.	130,728	3,071
	LTC Properties, Inc. REIT	150,876	3,060
^	Colonial BancGroup, Inc.	1,476,478	3,056
	First Financial Bancorp	244,971	3,035
	Boston Private Financial Holdings, Inc.	440,175	3,011
	Tompkins Trustco, Inc.	51,911	3,008
	Getty Realty Holding Corp. REIT	142,815	3,008
*	Amerisafe Inc.	144,005	2,956
	Colonial Properties Trust REIT	347,874	2,898
	Universal Health Realty Income REIT	86,614	2,850
	Saul Centers, Inc. REIT	71,351	2,818
	First Merchants Corp.	125,343	2,784
*	FPIC Insurance Group, Inc.	63,425	2,777
	Horace Mann Educators Corp.	300,487	2,761
	Sandy Spring Bancorp, Inc.	125,597	2,742
	The Phoenix Cos., Inc.	837,560	2,739
^	Ambac Financial Group, Inc.	2,094,983	2,723
	Prospect Energy Corp.	227,003	2,717
	Berkshire Hills Bancorp, Inc.	87,567	2,702
	Univest Corp. of Pennsylvania	84,015	2,700
*	Ocwen Financial Corp.	289,732	2,660
*	CNA Surety Corp.	135,975	2,611
	Renasant Corp.	152,912	2,604
	American Equity Investment Life Holding Co.	367,781	2,574
	First Industrial Realty Trust REIT	340,582	2,571
	Flagstone Reinsurance Holdings Ltd.	262,838	2,568
	TriCo Bancshares	102,805	2,567
	Simmons First National Corp.	85,702	2,526
	First Community Bancshares, Inc.	71,627	2,498
	Lexington Realty Trust REIT	496,638	2,483
	Provident Bankshares Corp.	255,390	2,467
	Sunstone Hotel Investors, Inc. REIT	396,829	2,456
	Union Bankshares Corp.	98,465	2,442
	Dime Community Bancshares	182,770	2,431
	The South Financial Group, Inc.	559,623	2,418
	First Source Corp.	101,991	2,410
	Cedar Shopping Centers, Inc. REIT	339,834	2,406
*,^	AmeriCredit Corp.	313,449	2,395
^	General Growth Properties Inc. REIT	1,854,881	2,393
	Freddie Mac	3,214,363	2,346
	SCBT Financial Corp.	67,723	2,336
	Capital Southwest Corp.	21,419	2,317
^	iStar Financial Inc. REIT	1,030,077	2,297

	Radian Group, Inc.	620,235	2,282
	Pennsylvania REIT	304,065	2,265
	WSFS Financial Corp.	47,176	2,264
	Westfield Financial, Inc.	217,176	2,241
	Central Pacific Financial Co.	221,191	2,221
	Citizens Banking Corp.	738,421	2,201
*	Hilltop Holdings Inc.	225,534	2,197
	Capital City Bank Group, Inc.	79,192	2,157
	Parkway Properties Inc. REIT	117,723	2,119
	Kearny Financial Corp.	162,877	2,085
	Nelnet, Inc.	145,089	2,079

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Lakeland Financial Corp.	84,984	2,024
	Hercules Technology Growth Capital, Inc.	252,502	2,000
	Mainsource Financial Group, Inc.	128,888	1,998
	MVC Capital, Inc.	177,480	1,947
	First Potomac REIT	207,524	1,930
	Arrow Financial Corp.	76,684	1,928
	GFI Group Inc.	543,689	1,925
	Compass Diversified Trust	169,671	1,909
	Republic Bancorp, Inc. Class A	70,122	1,907
	StellarOne Corp.	111,788	1,889
	SWS Group, Inc.	99,442	1,884
	OneBeacon Insurance Group Ltd.	178,443	1,863
	Sterling Bancorp	131,402	1,844
*	Seabright Insurance Holdings, Inc.	155,996	1,831
	Urstadt Biddle Properties Class A REIT	114,829	1,829
^	NorthStar Realty Finance Corp. REIT	460,140	1,799
	Sun Communities, Inc. REIT	127,463	1,784
	Nara Bancorp, Inc.	181,532	1,784
*	United America Indemnity, Ltd.	139,256	1,784
	Northfield Bancorp, Inc.	155,043	1,744
	Abington Community Bancorp Inc.	187,838	1,738
	Washington Trust Bancorp, Inc.	87,615	1,730
	First Financial Holdings, Inc.	85,333	1,727
^	American Capital Agency Corp. REIT	80,846	1,727
	FBL Financial Group, Inc. Class A	111,535	1,723
*	Western Alliance Bancorp	170,110	1,716
	Presidential Life Corp.	170,736	1,689
	Flushing Financial Corp.	141,031	1,687
	U-Store-It Trust REIT	378,531	1,684
	Southside Bancshares, Inc.	71,241	1,674
	Columbia Banking System, Inc.	139,697	1,667
*,^	MF Global Ltd.	787,631	1,607
	BancFirst Corp.	30,358	1,607
	S.Y. Bancorp, Inc.	57,107	1,570
	Amtrust Financial Services Inc.	133,787	1,552
	First Financial Corp. (IN)	37,832	1,551
	Donegal Group Inc. Class A	92,010	1,543
	Kansas City Life Insurance Co.	35,203	1,526
	Bank of the Ozarks, Inc.	48,617	1,441
^	Frontier Financial Corp.	326,279	1,423
	CoBiz Inc.	142,877	1,392
	NGP Capital Resources Co.	166,172	1,391
	Southwest Bancorp, Inc.	106,415	1,379
	Kite Realty Group Trust REIT	244,082	1,357
	Greene County Bancshares	95,972	1,299
^	Anthracite Capital Inc. REIT	564,481	1,259
	Cohen & Steers, Inc.	112,049	1,231
	The PMI Group Inc.	630,086	1,229
	Wilshire Bancorp Inc.	133,779	1,215
^	RAIT Financial Trust REIT	466,674	1,213
	EMC Insurance Group, Inc.	45,975	1,179
	Heartland Financial USA, Inc.	57,028	1,174
^	Cascade Bancorp	172,999	1,168
	Education Realty Trust, Inc. REIT	218,907	1,143
*	Avatar Holding, Inc.	42,978	1,140

	Calamos Asset Management, Inc.	149,983	1,110
^	Old Second Bancorp, Inc.	95,279	1,105
*	NewStar Financial, Inc.	276,348	1,103
	Winthrop Realty Trust REIT	101,712	1,103
	Hersha Hospitality Trust REIT	365,888	1,098
	Baldwin & Lyons, Inc. Class B	56,082	1,020
	Oriental Financial Group Inc.	168,587	1,020
	Ashford Hospitality Trust REIT	874,966	1,006
	BankFinancial Corp.	98,440	1,003
	Strategic Hotels and Resorts, Inc. REIT	577,061	969
	Clifton Savings Bancorp, Inc.	81,495	967

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	BGC Partners, Inc.	333,759	921
	United Financial Bancorp, Inc.	60,645	918
	Ramco-Gershenson Properties Trust REIT	143,273	885
	FelCor Lodging Trust, Inc. REIT	479,771	883
	National Financial Partners Corp.	286,117	870
	Capitol Bancorp Ltd.	109,285	852
	Banner Corp.	88,005	828
*	Penson Worldwide, Inc.	106,956	815
	Glimcher Realty Trust REIT	287,066	807
	National Interstate Corp.	44,271	791
*	Guaranty Bancorp	393,896	788
*	Virginia Commerce Bancorp, Inc.	151,972	786
	Great Southern Bancorp, Inc.	66,098	756
	West Coast Bancorp	113,116	745
*,^	Guaranty Financial Group, Inc.	254,831	665
*,^	The First Marblehead Corp.	484,383	625
*,^	CompuCredit Corp.	110,385	610
	Hanmi Financial Corp.	294,760	607
	Amcore Financial, Inc.	159,619	578
	Gamco Investors Inc. Class A	20,809	569
	Consolidated-Tomoka Land Co.	14,835	567
	Advance America, Cash Advance Centers, Inc.	299,019	565
	CapLease, Inc. REIT	321,668	556
	Urstadt Biddle Properties REIT	38,239	545
	City Bank Lynnwood (WA)	101,326	527
^	Seacoast Banking Corp. of Florida	73,003	482
*	FCStone Group, Inc.	98,668	437
^	Maguire Properties, Inc. REIT	297,151	434
	Gramercy Capital Corp. REIT	330,821	423
	Grubb & Ellis Co.	332,807	413
^	Arbor Realty Trust, Inc. REIT	139,667	412
*	First Acceptance Corp.	141,740	411
	Advanta Corp. Class B	194,309	406
^	Capital Trust Class A REIT	108,599	391
	Anchor Bancorp Wisconsin Inc.	138,182	381
	DuPont Fabros Technology Inc. REIT	180,610	374
*	FBR Capital Markets Corp.	71,395	347
	Independent Bank Corp. (MI)	153,099	331
	Roma Financial Corp.	25,648	323
*	Thomas Weisel Partners Group, Inc.	64,116	303
^	Corus Bankshares Inc.	243,726	271
	Taylor Capital Group, Inc.	45,748	268
*	Flagstar Bancorp, Inc.	360,775	256
	First State Bancorporation	149,725	247
^	Newcastle Investment Corp. REIT	268,598	226
*	Asset Acceptance Capital Corp.	41,745	213
	Integra Bank Corp.	145,542	199
*	Friedman, Billings, Ramsey Group, Inc. REIT	1,099,808	187
*	First Federal Financial Corp.	102,612	180
^	JER Investors Trust Inc. REIT	181,166	168
	Advanta Corp. Class A	103,742	120
			1,363,766
Health Care (5.9%)
*	Watson Pharmaceuticals, Inc.	761,946	20,245
	Teleflex Inc.	304,505	15,256

	Universal Health Services Class B	362,209	13,608
	PerkinElmer, Inc.	917,518	12,763
*	AMERIGROUP Corp.	407,166	12,020
	Owens & Minor, Inc.	317,217	11,943
*	LifePoint Hospitals, Inc.	387,841	8,858
*	Healthspring, Inc.	381,223	7,613
	Hill-Rom Holdings, Inc.	455,006	7,489
*,^	Inverness Medical Innovations, Inc.	369,189	6,981
*	Centene Corp.	331,439	6,533
*	AmSurg Corp.	243,229	5,677

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Cooper Cos., Inc.	344,729	5,654
*	CONMED Corp.	221,047	5,292
*	Greatbatch, Inc.	175,773	4,651
*	Magellan Health Services, Inc.	109,271	4,279
*	Pediatrix Medical Group, Inc.	122,653	3,888
*	Par Pharmaceutical Cos. Inc.	265,301	3,558
	Invacare Corp.	225,987	3,507
	Landauer, Inc.	46,424	3,403
*	Health Management Associates Class A	1,878,401	3,362
*	Kindred Healthcare, Inc.	238,798	3,109
*	Advanced Medical Optics, Inc.	468,427	3,096
*	Res-Care, Inc.	192,343	2,889
*	Sequenom, Inc.	145,150	2,880
	Analogic Corp.	103,028	2,811
*	Universal American Corp.	316,841	2,795
*	AMAG Pharmaceuticals, Inc.	65,262	2,340
*	RehabCare Group, Inc.	138,729	2,103
*	Cross Country Healthcare, Inc.	222,309	1,954
	Computer Programs and Systems, Inc.	70,810	1,898
*	Molina Healthcare Inc.	105,422	1,856
*	Orthofix International N.V.	118,341	1,814
*	Emergency Medical Services LP Class A	44,313	1,622
	Brookdale Senior Living Inc.	273,011	1,523
*	Odyssey Healthcare, Inc.	164,157	1,518
*	inVentiv Health, Inc.	127,800	1,475
*	Triple-S Management Corp.	125,191	1,440
*	Nabi Biopharmaceuticals	397,263	1,331
*	Skilled Healthcare Group Inc.	150,009	1,266
*	Savient Pharmaceuticals Inc.	209,469	1,213
*,^	Dendreon Corp.	251,662	1,153
*	Affymetrix, Inc.	352,150	1,053
*	Cambrex Corp.	221,926	1,025
*,^	Medivation Inc.	68,794	1,002
*	Allos Therapeutics Inc.	153,950	942
*	Arena Pharmaceuticals, Inc.	199,158	831
*,^	Osiris Therapeutics, Inc.	42,219	809
*	Rigel Pharmaceuticals, Inc.	98,424	787
*	Nighthawk Radiology Holdings, Inc.	151,536	736
*	Ligand Pharmaceuticals Inc. Class B	258,911	709
*	Albany Molecular Research, Inc.	62,905	613
*	Emeritus Corp.	56,782	570
*	MedCath Corp.	45,602	476
*	Enzo Biochem, Inc.	88,350	432
*	Cadence Pharmaceuticals, Inc.	57,798	418
*,^	Clinical Data, Inc.	45,606	406
*	Idenix Pharmaceuticals Inc.	61,289	355
*	Zymogenetics, Inc.	112,489	337
*	Life Sciences Research, Inc.	27,479	258
*	Sucampo Pharmaceuticals Inc.	19,239	111
			220,536
Industrials (14.7%)
*	URS Corp.	648,270	26,430
	Lincoln Electric Holdings, Inc.	328,942	16,753
	Kennametal, Inc.	587,945	13,046
	The Timken Co.	629,447	12,356

	Hubbell Inc. Class B	375,662	12,277
	Lennox International Inc.	359,831	11,619
	GATX Corp.	373,839	11,578
	Curtiss-Wright Corp.	344,653	11,508
	Granite Construction Co.	249,641	10,967
*	Moog Inc.	296,483	10,842
	Trinity Industries, Inc.	626,503	9,874
	Carlisle Co., Inc.	468,234	9,692
	Regal-Beloit Corp.	247,307	9,395
	Con-way, Inc.	350,605	9,326

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Brady Corp. Class A	386,083	9,247
	Skywest, Inc.	437,203	8,132
	Alexander & Baldwin, Inc.	317,065	7,946
	Watson Wyatt & Co. Holdings	165,724	7,925
	Kaydon Corp.	214,049	7,353
	Watsco, Inc.	188,605	7,242
	Mueller Industries Inc.	284,668	7,139
	Belden Inc.	330,405	6,899
	Briggs & Stratton Corp.	381,883	6,717
	ABM Industries Inc.	348,325	6,636
	Crane Co.	366,544	6,319
*	WESCO International, Inc.	324,046	6,231
	The Brink’s Co.	224,094	6,024
*	United Stationers, Inc.	179,845	6,023
	Deluxe Corp.	394,851	5,907
	Otter Tail Corp.	252,014	5,879
	Baldor Electric Co.	318,636	5,688
*	EMCOR Group, Inc.	251,231	5,635
	Watts Water Technologies, Inc.	224,307	5,601
	Arkansas Best Corp.	184,720	5,562
	Mueller Water Products, Inc.	657,317	5,548
	Triumph Group, Inc.	127,441	5,411
^	Simpson Manufacturing Co.	194,302	5,394
*	MPS Group, Inc.	715,099	5,385
*	Alaska Air Group, Inc.	180,002	5,265
	Barnes Group, Inc.	355,668	5,157
	Oshkosh Truck Corp.	570,901	5,075
*	GrafTech International Ltd.	597,301	4,970
	HNI Corp.	305,895	4,845
*	Perini Corp.	199,643	4,668
	A.O. Smith Corp.	150,557	4,444
*	Insituform Technologies Inc. Class A	214,737	4,228
	Ameron International Corp.	67,011	4,216
*	Mastec Inc.	361,795	4,190
	Werner Enterprises, Inc.	230,480	3,997
	Franklin Electric, Inc.	140,763	3,957
*	BE Aerospace, Inc.	495,399	3,810
	Viad Corp.	153,108	3,788
	Herman Miller, Inc.	278,438	3,628
*,^	General Cable Corp.	202,873	3,589
	Kaman Corp. Class A	195,385	3,542
	Tredegar Corp.	194,163	3,530
	Universal Forest Products, Inc.	124,026	3,338
	Armstrong Worldwide Industries, Inc.	153,599	3,321
*	EnPro Industries, Inc.	153,759	3,312
*	United Rentals, Inc.	362,989	3,310
	Knoll, Inc.	365,415	3,296
*	EnerSys	286,150	3,148
	EnergySolutions	542,949	3,068
	Federal Signal Corp.	365,067	2,997
	G & K Services, Inc. Class A	145,534	2,943
*	Colfax Corp.	270,539	2,811
	Pacer International, Inc.	266,715	2,782
*	School Specialty, Inc.	144,404	2,761
*	AAR Corp.	148,820	2,740

	Quanex Building Products Corp.	289,406	2,712
	Albany International Corp.	204,505	2,618
	Steelcase Inc.	457,327	2,570
*	Ceradyne, Inc.	124,621	2,531
*	Republic Airways Holdings Inc.	236,288	2,521
	Kelly Services, Inc. Class A	192,363	2,503
*	NCI Building Systems, Inc.	151,011	2,461
	Eagle Bulk Shipping Inc.	359,518	2,452
	Ennis, Inc.	198,191	2,400
*	Interline Brands, Inc.	224,469	2,386
	Apogee Enterprises, Inc.	221,742	2,297

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Gibraltar Industries Inc.	183,921	2,196
*	Griffon Corp.	226,119	2,110
*	Korn/Ferry International	178,801	2,042
	Genco Shipping and Trading Ltd.	134,189	1,986
	Tennant Co.	127,429	1,962
*	Northwest Pipe Co.	45,854	1,954
*	Argon ST, Inc.	99,752	1,881
	Cascade Corp.	61,948	1,850
	Mueller Water Products, Inc. Class A	216,296	1,817
	Standex International Corp.	90,447	1,794
	TAL International Group, Inc.	126,073	1,778
*	Consolidated Graphics, Inc.	77,317	1,750
	Aircastle Ltd.	363,117	1,736
*	Rush Enterprises, Inc. Class A	202,142	1,732
	NACCO Industries, Inc. Class A	43,655	1,633
	Kimball International, Inc. Class B	184,691	1,590
*	Force Protection, Inc.	262,937	1,572
*	Ladish Co., Inc.	112,173	1,554
	CDI Corp.	109,677	1,419
	Courier Corp.	78,464	1,404
*	Acco Brands Corp.	406,338	1,402
	American Woodmark Corp.	74,916	1,366
	Schawk, Inc.	115,093	1,319
	Great Lakes Dredge & Dock Co.	315,662	1,310
*,^	YRC Worldwide, Inc.	441,131	1,266
*	H&E Equipment Services, Inc.	163,834	1,263
*	LECG Corp.	187,399	1,257
	Macquarie Infrastructure Co. LLC	329,457	1,242
*	Columbus McKinnon Corp.	90,564	1,236
	Bowne & Co., Inc.	200,904	1,181
	Wabash National Corp.	237,117	1,067
*	Tecumseh Products Co. Class A	109,678	1,051
*	Blount International, Inc.	108,775	1,031
*	Atlas Air Worldwide Holdings, Inc.	53,581	1,013
*	First Advantage Corp. Class A	71,268	1,008
*	TBS International Ltd.	99,497	998
	Textainer Group Holdings Ltd.	88,879	942
*	Spherion Corp.	408,361	902
*	Pike Electric Corp.	70,183	863
	The Greenbrier Cos., Inc.	120,166	826
	Sauer-Danfoss, Inc.	93,653	819
*	Volt Information Sciences Inc.	106,474	770
	Horizon Lines Inc.	216,636	756
	Paragon Shipping, Inc.	155,056	736
	Lawson Products, Inc.	32,218	736
*	Clearwater Paper Corp.	87,309	733
	Ampco-Pittsburgh Corp.	33,254	722
	The Standard Register Co.	72,217	645
*	Amerco, Inc.	18,456	637
*	Cenveo Inc.	135,066	601
*	Plug Power, Inc.	581,305	593
*	Avis Budget Group, Inc.	771,353	540
*	Rush Enterprises, Inc. Class B	65,183	534
	American Railcar Industries, Inc.	39,891	420
*	Safe Bulkers, Inc.	53,852	360

*	Universal Truckload Services, Inc.	23,787	337
*	Fushi Copperweld, Inc.	48,362	255
*,^	Metalico, Inc.	110,074	171
*	TriMas Corp.	123,338	170
*	Tecumseh Products Co. Class B	17,177	164
*,^	Builders FirstSource, Inc.	90,193	138
*	TurboChef Technologies, Inc.	61	—
			544,823

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Information Technology (8.0%)
	Diebold, Inc.	505,092	14,188
*	Compuware Corp.	1,957,096	13,210
*	IAC/InterActiveCorp	728,880	11,465
*	CACI International, Inc.	232,294	10,474
*	Integrated Device Technology Inc.	1,302,440	7,307
*	Tech Data Corp.	405,358	7,232
*	3Com Corp.	3,107,482	7,085
*	Skyworks Solutions, Inc.	1,264,312	7,004
*	Novell, Inc.	1,762,852	6,857
*	Benchmark Electronics, Inc.	509,958	6,512
*	Avocent Corp.	343,236	6,147
*	Convergys Corp.	933,490	5,984
*	PMC Sierra Inc.	1,093,283	5,313
*	Cypress Semiconductor Corp.	1,165,565	5,210
	MAXIMUS, Inc.	143,393	5,035
	Plantronics, Inc.	376,138	4,965
*	ADC Telecommunications, Inc.	905,219	4,952
*	Lawson Software, Inc.	1,003,427	4,756
*	MKS Instruments, Inc.	321,558	4,756
*	QLogic Corp.	353,022	4,745
	Broadridge Financial Solutions LLC	378,008	4,740
*	Fairchild Semiconductor International, Inc.	961,108	4,700
	Acxiom Corp.	567,398	4,602
*	Emulex Corp.	650,326	4,539
*	Vishay Intertechnology, Inc.	1,323,160	4,525
	Take-Two Interactive Software, Inc.	593,768	4,489
*	Tekelec	296,036	3,949
*	Electronics for Imaging, Inc.	403,386	3,856
*	Arris Group Inc.	471,770	3,751
*	Mentor Graphics Corp.	699,111	3,614
	United Online, Inc.	593,365	3,602
*	ON Semiconductor Corp.	1,045,830	3,556
	Black Box Corp.	134,597	3,516
	Imation Corp.	245,931	3,337
	Fair Isaac, Inc.	186,168	3,139
	AVX Corp.	393,959	3,128
*	Avid Technology, Inc.	284,959	3,109
*	Adaptec, Inc.	925,694	3,055
*	Progress Software Corp.	158,199	3,047
*	JDA Software Group, Inc.	225,858	2,965
*	Checkpoint Systems, Inc.	296,913	2,922
*	Zoran Corp.	398,767	2,724
*	Insight Enterprises, Inc.	350,248	2,417
*	Ariba, Inc.	330,427	2,382
*	Unisys Corp.	2,768,867	2,354
*	Ciber, Inc.	411,649	1,980
	Methode Electronics, Inc. Class A	293,015	1,975
*	Sanmina-SCI Corp.	4,087,140	1,921
*	Teradyne, Inc.	455,152	1,921
*	Semtech Corp.	168,978	1,904
*	Entegris Inc.	861,036	1,886
*	FEI Co.	99,020	1,867
*	Exar Corp.	279,503	1,864
*	Websense, Inc.	120,464	1,803

*	Brightpoint, Inc.	408,539	1,777
*	DSP Group Inc.	213,316	1,711
	Electro Rent Corp.	150,208	1,676
*	Genpact, Ltd.	201,769	1,659
*	Cogent Inc.	120,437	1,634
*	Ciena Corp.	243,015	1,628
	MTS Systems Corp.	58,859	1,568
*	SYNNEX Corp.	135,586	1,536
*	RF Micro Devices, Inc.	1,914,236	1,493
*	ACI Worldwide, Inc.	92,882	1,477
*	Electro Scientific Industries, Inc.	207,686	1,410

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Littelfuse, Inc.	83,551	1,387
*	Net 1 UEPS Technologies, Inc.	100,403	1,375
*	Loral Space and Communications Ltd.	90,956	1,322
	InfoSpace, Inc.	172,877	1,305
*	Amkor Technology, Inc.	596,194	1,300
*	Applied Micro Circuits Corp.	325,500	1,279
*	VeriFone Holdings, Inc.	259,637	1,272
*	infoGROUP, Inc.	259,503	1,230
	Technitrol, Inc.	300,298	1,045
*	ModusLink Global Solutions, Inc.	355,796	1,028
*	Harris Stratex Networks, Inc. Class A	197,020	1,017
*,^	UTStarcom, Inc.	534,560	989
*	Internap Network Services Corp.	388,237	971
*	MRV Communications Inc.	1,218,306	938
*	Diodes Inc.	153,596	931
*	Echelon Corp.	107,351	875
*	Kenexa Corp.	100,364	801
	Agilysys, Inc.	174,140	747
*	Hutchinson Technology, Inc.	175,471	611
*	TTM Technologies, Inc.	113,081	589
*	Ness Technologies Inc.	136,973	586
*	Quantum Corp.	1,562,373	562
*	Perficient, Inc.	115,594	553
*	TNS Inc.	58,652	551
	Bel Fuse, Inc. Class B	23,516	499
	Renaissance Learning, Inc.	55,262	497
*	Powerwave Technologies, Inc.	988,260	494
*	ANADIGICS, Inc.	321,777	476
	Pegasystems Inc.	38,143	471
*	Terremark Worldwide, Inc.	112,452	437
*	Smart Modular Technologies Inc.	282,362	435
*	Monotype Imaging Holdings Inc.	74,059	430
*	Rudolph Technologies, Inc.	113,861	402
*	Cogo Group, Inc.	73,289	356
*	Magma Design Automation, Inc.	297,517	303
	Gevity HR, Inc.	173,505	262
*	Conexant Systems, Inc.	369,308	253
*	Spansion Inc. Class A	943,875	179
	Bel Fuse, Inc. Class A	9,569	173
*	Kemet Corp.	622,084	168
*	GSI Group, Inc.	287,861	165
			295,169
Materials (5.8%)
	AptarGroup Inc.	521,041	18,361
	RPM International, Inc.	991,129	13,172
	Valspar Corp.	725,470	13,124
	Packaging Corp. of America	794,914	10,700
	Olin Corp.	578,663	10,462
	Rock-Tenn Co.	278,145	9,507
	Sensient Technologies Corp.	352,095	8,408
	Cabot Corp.	492,627	7,537
	Cytec Industries, Inc.	346,374	7,350
	Scotts Miracle-Gro Co.	225,960	6,716
	Carpenter Technology Corp.	323,163	6,638

	H.B. Fuller Co.	371,048	5,978
	Minerals Technologies, Inc.	145,350	5,945
	Worthington Industries, Inc.	514,800	5,673
	Arch Chemicals, Inc.	191,191	4,984
*	OM Group, Inc.	234,238	4,945
	Schnitzer Steel Industries, Inc. Class A	108,907	4,100
	Wausau Paper Corp.	356,525	4,079
	Royal Gold, Inc.	82,092	4,040
	Temple-Inland Inc.	817,212	3,923
*	Rockwood Holdings, Inc.	341,385	3,687
	Silgan Holdings, Inc.	71,351	3,411

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Glatfelter	347,969	3,236
	A. Schulman Inc.	182,913	3,110
*	Century Aluminum Co.	301,484	3,015
	Kaiser Aluminum Corp.	118,757	2,674
	Chemtura Corp.	1,866,308	2,613
*	RTI International Metals, Inc.	176,731	2,529
	Westlake Chemical Corp.	151,258	2,464
	Ferro Corp.	335,837	2,368
	Schweitzer-Mauduit International, Inc.	114,615	2,295
	Innophos Holdings Inc.	112,499	2,229
*,^	Coeur d’Alene Mines Corp.	2,487,861	2,189
*	Headwaters Inc.	323,331	2,182
*	PolyOne Corp.	682,539	2,150
*	Haynes International, Inc.	59,921	1,475
	Spartech Corp.	232,934	1,458
	Olympic Steel, Inc.	71,283	1,452
	Koppers Holdings, Inc.	67,006	1,449
	A.M. Castle & Co.	130,889	1,418
	Deltic Timber Corp.	28,436	1,301
*	Brush Engineered Materials Inc.	102,225	1,300
*	Horsehead Holding Corp.	271,421	1,276
	Louisiana-Pacific Corp.	795,026	1,240
	American Vanguard Corp.	99,942	1,169
*	Buckeye Technology, Inc.	302,049	1,099
	Innospec, Inc.	179,070	1,055
	NL Industries, Inc.	74,936	1,004
	Neenah Paper Inc.	110,439	976
	Myers Industries, Inc.	107,764	862
*	Graphic Packaging Holding Co.	593,307	676
*	Smurfit-Stone Container Corp.	1,985,209	506
^	Georgia Gulf Corp.	249,755	267
*,^	General Moly, Inc.	209,311	247
*,^	AbitibiBowater, Inc.	373,706	176
			216,200
Telecommunication Services (0.7%)
	Iowa Telecommunications Services Inc.	245,887	3,511
*	Cincinnati Bell Inc.	1,810,014	3,493
	NTELOS Holdings Corp.	129,626	3,197
	Alaska Communications Systems Holdings, Inc.	335,012	3,142
	FairPoint Communications, Inc.	684,279	2,245
	Consolidated Communications Holdings, Inc.	181,679	2,158
	USA Mobility, Inc.	179,022	2,071
	Atlantic Tele-Network, Inc.	76,040	2,019
*	General Communication, Inc.	173,002	1,400
*	Premiere Global Services, Inc.	157,222	1,354
	SureWest Communications	101,481	1,159
			25,749
Utilities (9.9%)
	Aqua America, Inc.	1,035,397	21,319
	UGI Corp. Holding Co.	826,439	20,182
	AGL Resources Inc.	588,588	18,452
	OGE Energy Corp.	708,603	18,268
	Piedmont Natural Gas, Inc.	563,345	17,841
	Great Plains Energy, Inc.	911,774	17,625
	Westar Energy, Inc.	830,397	17,031

Atmos Energy Corp.	695,812	16,491
Hawaiian Electric Industries Inc.	692,354	15,329
Vectren Corp.	590,563	14,770
New Jersey Resources Corp.	322,684	12,698
WGL Holdings Inc.	383,129	12,524
Nicor Inc.	346,566	12,040
Cleco Corp.	462,210	10,552
IDACORP, Inc.	347,670	10,239
Portland General Electric Co.	479,604	9,338
South Jersey Industries, Inc.	228,170	9,093

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2008
		Market
		Value
	Shares	($000)
Northwest Natural Gas Co.	202,688	8,965
Southwest Gas Corp.	333,883	8,420
UniSource Energy Corp.	272,235	7,993
Avista Corp.	410,105	7,948
Black Hills Corp.	294,421	7,938
The Laclede Group, Inc.	160,168	7,502
California Water Service Group	150,847	7,004
NorthWestern Corp.	292,761	6,871
PNM Resources Inc.	662,295	6,676
ALLETE, Inc.	202,331	6,529
CH Energy Group, Inc.	121,298	6,233
* El Paso Electric Co.	343,483	6,214
MGE Energy, Inc.	170,770	5,635
UIL Holdings Corp.	184,396	5,537
Empire District Electric Co.	260,552	4,586
American States Water Co.	132,607	4,373
SJW Corp.	106,159	3,178
		365,394
Total Common Stocks (Cost $5,092,340)		3,712,440

			Maturity
		Coupon	Date
Temporary Cash Investments (1.7%)
Money Market Fund (1.5%)
1,2	Vanguard Market Liquidity Fund	1.378%		56,071,977	56,072

				Face
				Amount
				($000)
U.S. Agency Obligations (0.2%)
3	Federal Home Loan Bank	2.571%	2/17/09	3,000	2,999
3	Federal Home Loan Bank	2.574%	2/27/09	2,000	2,000
					4,999
Total Temporary Cash Investments (Cost $61,054)					61,071
Total Investments (101.7%) (Cost $5,153,394)					3,773,511
Other Assets and Liabilities—Net (–1.7%)[2]					(61,579)
Net Assets (100%)					3,711,932

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $48,045,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $56,072,000 of collateral received for securities on loan.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 13, 2009. Our audits included audits of the Funds’ schedules of investments as of December 31, 2008. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP Philadelphia, PA

February 13, 2009

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© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA480 022009

>  The U.S. stock market in 2008 suffered its biggest calendar-year decline since 1931. No sector of the market was spared.

>  Returns for Vanguard’s mid-capitalization index funds ranged from about –37% for the Mid-Cap Value Index Fund to about –47% for the Mid-Cap Growth Index Fund.

>  Vanguard Extended Market Index Fund, which encompasses small-cap stocks as well as mid-cap stocks, declined by more than –38%.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Extended Market Index Fund	11
Mid-Cap Index Fund	30
Mid-Cap Growth Index Fund	52
Mid-Cap Value Index Fund	66
Your Fund’s After-Tax Returns	83
About Your Fund’s Expenses	85
Glossary	88

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Extended Market Index Fund
Investor Shares	VEXMX	–38.73%
Admiral™ Shares[1]	VEXAX	–38.63
Signal® Shares[2]	VEMSX	–38.61
Institutional Shares[3]	VIEIX	–38.58
ETF Shares[4]	VXF
Market Price		–38.73
Net Asset Value		–38.60
S&P Completion Index		–38.94
Average Mid-Cap Core Fund[5]		–38.53

Vanguard Mid-Cap Index Fund
Investor Shares	VIMSX	–41.82%
Admiral Shares[1]	VIMAX	–41.78
Signal Shares[2]	VMISX	–41.78
Institutional Shares[3]	VMCIX	–41.76
ETF Shares[4]	VO
Market Price		–41.79
Net Asset Value		–41.79
MSCI® US Mid Cap 450 Index		–41.80
Average Mid-Cap Core Fund[5]		–38.53

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	VMGIX	–47.07%
ETF Shares[1]	VOT
Market Price		–47.09
Net Asset Value		–47.02
MSCI US Mid Cap Growth Index		–47.07
Average Mid-Cap Growth Fund[2]		–44.49

Vanguard Mid-Cap Value Index Fund
Investor Shares	VMVIX	–36.64%
ETF Shares[1]	VOE
Market Price		–36.48
Net Asset Value		–36.53
MSCI US Mid Cap Value Index		–36.50
Average Mid-Cap Value Fund[2]		–38.26

1  Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2  Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$39.89	$24.01	$0.410	$0.000
Admiral Shares	39.90	24.01	0.452	0.000
Signal Shares	34.29	20.64	0.389	0.000
Institutional Shares	39.91	24.02	0.466	0.000
ETF Shares	52.62[1]	31.67	0.610[1]	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$20.70	$11.80	$0.230	$0.000
Admiral Shares	93.93	53.49	1.134	0.000
Signal Shares	29.66	16.89	0.360	0.000
Institutional Shares	20.76	11.82	0.257	0.000
ETF Shares	75.90	43.21	0.929	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$25.50	$13.43	$0.064	$0.000
ETF Shares	64.85	34.12	0.227	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.95	$12.92	$0.340	$0.000
ETF Shares	53.16	32.80	0.905	0.000

1  Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

President’s Letter

Dear Shareholder,

Stocks plunged steeply in the fourth quarter, wrapping up a tumultuous 12 months during which the equity market steadily declined as investors worried about a global economic slump and frozen credit markets. Stocks of all investment styles—large, mid, and small capitalizations as well as value and growth—and just about all investment approaches were swept lower in a downdraft that affected every sector of the market.

The Vanguard Mid-Cap Index Funds, as usual, did their jobs of tracking specific market segments efficiently and at low cost, although of course we all wish that the outcomes were happier.

The Mid-Cap Value Index Fund returned –36.64%, while the Mid-Cap Growth Index Fund returned –47.07%. The return of the Mid-Cap Index Fund, which is basically a combination of the other two funds, fell in between (–41.82%), as you might expect. The Extended Market Index Fund, which also includes small-cap stocks, returned –38.73%. (All these returns are for the funds’ Investor Shares.)

If you own one or more of these funds in a taxable account, you may wish to review our report on their after-tax returns on page 83.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. Overall, U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the broad U.S. market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from fierce selling pressures.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0% and 0.25%.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.24%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.08
Average Mid-Cap Core Fund	1.33

Mid-Cap Index Fund
Investor Shares	0.21%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.13
Average Mid-Cap Core Fund	1.33

Mid-Cap Growth Index Fund
Investor Shares	0.24%
ETF Shares	0.13
Average Mid-Cap Growth Fund	1.50

Mid-Cap Value Index Fund
Investor Shares	0.24%
ETF Shares	0.13
Average Mid-Cap Value Fund	1.41

1  The fund expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the Extended Market Index Fund’s expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares. The Mid-Cap Index Fund’s expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares. The Mid-Cap Growth Index Fund’s expense ratios were 0.25% for Investor Shares and 0.12% for ETF Shares. The Mid-Cap Value Index Fund’s expense ratios were 0.25% for Investor Shares and 0.12% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Credit crisis and recession combined to scuttle fund returns

Every sector posted substantial double-digit losses during calendar-year 2008. The most severe declines came in the energy and financial sectors, but investors also punished sectors viewed as particularly sensitive to economic downturns.

Each fund’s energy holdings—which bore the brunt of soaring and then collapsing fuel prices—fell by more than –50%. The sector’s decline was the largest factor in the Mid-Cap Growth Index Fund’s performance. It weighed somewhat less heavily on the Mid-Cap Value Index Fund,

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
Extended Market Index Fund Investor Shares	1.62%
Spliced Extended Market Index[1]	1.56
Average Mid-Cap Core Fund[2]	3.96
Mid-Cap Index Fund Investor Shares	4.08
Spliced Mid-Cap Index[3]	4.00
Average Mid-Cap Core Fund[2]	3.96

Total Returns
August 24, 2006[4]–December 31, 2008
Average
Annual Return
Mid-Cap Growth Index Fund Investor Shares	–15.19%
MSCI US Mid Cap Growth Index	–15.14
Average Mid-Cap Growth Fund[2]	–13.37
Mid-Cap Value Index Fund Investor Shares	–15.06
MSCI US Mid Cap Value Index	–14.96
Average Mid-Cap Value Fund[2]	–13.90

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

2  Derived from data provided by Lipper Inc.

3  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

4  Inception date for Investor Shares.

which was hit even harder by returns from a financial sector grappling with impaired assets and nearly frozen credit markets.

The U.S. economic slump, now officially tagged as a recession, also created gale-force headwinds for the funds. The Mid-Cap Growth Index Fund was particularly affected by problems among industrial companies, which are typically on a recession’s front line, and information technology firms, which faced belt-tightening on the part of their corporate and retail customers.

In the Mid-Cap Value Index Fund, by contrast, the recession was felt more through the decline in the consumer discretionary sector. This sector consists of businesses like restaurants, retailers, and purveyors of entertainment whose retail customers are prone to cut back spending in worrisome times.

The declines in the energy, industrial, and financial sectors accounted for about half the drop of the Mid-Cap Index Fund, which essentially incorporates the mid-cap growth and value market segments. About half the decline of the Extended Market Index Fund, which includes both mid- and small-cap stocks, can be attributed to the performance of the industrial, consumer discretionary, and information technology sectors.

The challenge for investors now: Don’t lose sight of the long term

As Vanguard has long advised, a sensible approach to evaluating an investment is to assess its longer-term performance. That can help you put short-term swings in perspective—something particularly valuable in trying times like these.

However, an investment’s long-term record can be skewed, for better or worse, by the most recent results. The Extended Market and Mid-Cap Index Funds provide a good example. When we reported to you 12 months ago, the Extended Market Fund had provided an average return of 7.58% a year for its Investor Shares over the previous decade, and the Mid-Cap Index Fund had earned an average of 11.23% a year since its inception in May 1998.

Today, the longer-term picture looks very different: For the decade that ended this past December 31, the Extended Market Index Fund reported an average annual return of 1.62%, and the Mid-Cap Index Fund reported one of 4.08%. (The first full year of operations for the Mid-Cap Value and Growth Index Funds was 2007.)

The numbers suggest that while ten-year returns are clearly a better anchor for long-term expectations than one-year results, they too can be significantly influenced by an extraordinarily volatile year such as 2008.

Some principles of investing never go out of style

Over the past year, global financial markets have experienced an unnerving confluence of events. As experienced investors know, selling in a panic, or letting your emotions drive your investment decisions, is often a recipe for disappointment.

Instead, it’s important to focus on the time-tested principles of balance and diversification, both within and across asset classes. That is why we always encourage you to choose a mix of stock, bond, and money market funds that is consistent with your goals, time horizon, and tolerance for the markets’ inevitable ups and downs—and then try to stick with it.

Of course, even balanced portfolios of stocks and bonds have faced tough times during the past 12 months. Everything that history has taught us about the markets, however, suggests that these principles can put you in the best position to achieve long-term investment success.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

Vanguard Extended Market ETF
Premium/Discount: December 31, 2003–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	568	45.08%	664	52.70%
25–49.9	11	0.87	14	1.11
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	1	0.08
Total	579	45.95%	681	54.05%

1  One basis point equals 1/100 of a percentage point.

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	657	52.77%	563	45.23%
25–49.9	9	0.72	10	0.80
50–74.9	1	0.08	2	0.16
75–100.0	1	0.08	1	0.08
>100.0	1	0.08	0	0.00
Total	669	53.73%	576	46.27%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 2006[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	323	53.92%	259	43.24%
25–49.9	6	1.00	7	1.17
50–74.9	1	0.17	2	0.33
75–100.0	0	0.00	0	0.00
>100.0	1	0.17	0	0.00
Total	331	55.26%	268	44.74%

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 2006[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	339	56.59%	234	39.07%
25–49.9	10	1.67	5	0.83
50–74.9	1	0.17	3	0.50
75–100.0	2	0.33	0	0.00
>100.0	4	0.67	1	0.17
Total	356	59.43%	243	40.57%

1 Inception.

2  One basis point equals 1/100 of a percentage point.

Extended Market Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,062	3,733	4,593
Median Market Cap	$1.6B	$1.6B	$25.3B
Price/Earnings Ratio	14.8x	14.8x	11.8x
Price/Book Ratio	1.4x	1.4x	1.7x
Yield[3]		1.7%	2.8%
Investor Shares	1.8%
Admiral Shares	2.0%
Signal Shares	2.0%
Institutional Shares	2.1%
ETF Shares	2.0%
Return on Equity	14.1%	14.2%	20.8%
Earnings Growth Rate	16.1%	16.5%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	13%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.24%
Admiral Shares	0.09%
Signal Shares	0.09%
Institutional Shares	0.06%
ETF Shares	0.08%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.9%	11.6%	8.9%
Consumer Staples	3.6	3.5	11.2
Energy	6.1	5.9	12.4
Financials	20.7	20.3	15.6
Health Care	14.4	14.2	14.4
Industrials	15.9	16.1	11.2
Information Technology	14.5	15.0	15.2
Materials	5.2	5.4	3.3
Telecommunication
Services	1.8	1.8	3.4
Utilities	5.9	6.2	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.95
Beta	1.00	1.20

1  S&P Completion Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Extended Market Index Fund

Ten Largest Holdings[1] (% of total net assets)

Genentech, Inc.	biotechnology	2.3%
Visa Inc.	data processing and
	outsourced services	1.1
Delta Air Lines Inc.	airlines	0.4
Bunge Ltd.	agricultural products	0.4
First Solar, Inc.	electrical
	components
	and equipment	0.3
The Mosaic Co.	fertilizers and
	agricultural chemicals	0.3
NRG Energy, Inc.	independent power
	producers and
	energy traders	0.3
Activision Blizzard, Inc.	home entertainment
	software	0.3
Ultra Petroleum Corp.	oil and gas
	exploration
	and production	0.3
Ventas, Inc. REIT	specialized REITs	0.3
Top Ten		6.0%

Investment Focus

1  The holdings listed exclude any temporary cash investments and equity index products.

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Extended Market Index Fund Investor Shares[1]	–38.73%	–0.89%	1.62%	$11,748
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Extended Market Index[2]	–38.94	–0.94	1.56	11,673
Average Mid-Cap Core Fund[3]	–38.53	–1.43	3.96	14,748

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Extended Market Index Fund Admiral Shares	–38.63%	–0.75%	–0.18%	$98,575
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.26	83,059
Spliced Extended Market Index[2]	–38.94	–0.94	–0.27	97,796

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Extended Market Index Fund Signal Shares	–38.61%	–14.13%	$701,111
Dow Jones Wilshire 5000 Index	–37.34	–12.95	723,675
S&P Completion Index	–38.94	–14.32	697,434

1  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares and September 1, 2006, for Signal Shares.

Extended Market Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Extended Market Index Fund Institutional Shares	–38.58%	–0.70%	1.80%	$5,974,464
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
Spliced Extended Market Index[1]	–38.94	–0.94	1.56	5,836,731

				Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[2]	Investment
Extended Market Index Fund ETF Shares
Net Asset Value	–38.60%	–0.74%	1.82%	$11,345
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.70	9,519
Spliced Extended Market Index[1]	–38.94	–0.94	1.75	11,296

Cumulative Returns of ETF Shares: December 27, 2001[2]–December 31, 2008
			Cumulative
	One Year	Five Years	Since Inception
Extended Market Index Fund ETF Shares
Market Price	–38.73%	–4.24%	13.02%
Extended Market Index Fund ETF Shares
Net Asset Value	–38.60	–3.66	13.45
Spliced Extended Market Index[1]	–38.94	–4.59	12.96

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

2  Inception date for ETF Shares: December 27, 2001.

Note: See Financial Highlights tables for dividend and capital gains information.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	O’Reilly Automotive, Inc.	734,794	22,588	0.3%
	Cablevision Systems NY Group Class A	1,281,480	21,580	0.3%
	Ross Stores, Inc.	712,022	21,168	0.3%
*	Dollar Tree, Inc.	494,479	20,669	0.2%
	DeVry, Inc.	336,908	19,342	0.2%
*	Time Warner Cable, Inc.	855,053	18,341	0.2%
	Advance Auto Parts, Inc.	519,611	17,485	0.2%
†	Consumer Discretionary—Other		913,097	10.1%
			1,054,270	11.8%
Consumer Staples
	Bunge Ltd.	665,647	34,461	0.4%
	Church & Dwight, Inc.	382,652	21,474	0.3%
*	Ralcorp Holdings, Inc.	307,497	17,958	0.2%
†	Consumer Staples—Other		247,605	2.7%
			321,498	3.6%
Energy
*	Ultra Petroleum Corp.	826,198	28,512	0.3%
	Diamond Offshore Drilling, Inc.	379,427	22,363	0.3%
*	Petrohawk Energy Corp.	1,365,648	21,345	0.2%
†	Energy—Other		465,382	5.2%
			537,602	6.0%
Financials
	Ventas, Inc. REIT	782,556	26,270	0.3%
	Everest Re Group, Ltd.	336,450	25,617	0.3%
	Health Care Inc. REIT	564,886	23,838	0.3%
	W.R. Berkley Corp.	759,420	23,542	0.3%
	New York Community Bancorp, Inc.	1,880,944	22,496	0.3%
	Fidelity National Financial, Inc. Class A	1,157,502	20,546	0.2%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Federal Realty Investment Trust REIT	322,164	20,000	0.2%
*	TD Ameritrade Holding Corp.	1,324,049	18,868	0.2%
	Regency Centers Corp. REIT	382,213	17,849	0.2%
†	Financials—Other		1,633,904	18.2%
			1,832,930	20.5%
Health Care
*	Genentech, Inc.	2,530,460	209,800	2.4%
*	Vertex Pharmaceuticals, Inc.	821,225	24,949	0.3%
	Pharmaceutical Product Development, Inc.	647,165	18,774	0.2%
*	Hologic, Inc.	1,401,916	18,323	0.2%
*	Henry Schein, Inc.	489,041	17,943	0.2%
*	Illumina, Inc.	675,662	17,601	0.2%
†	Health Care—Other		972,545	10.8%
			1,279,935	14.3%
Industrials
*	Delta Air Lines Inc.	3,277,256	37,557	0.4%
*	First Solar, Inc.	225,164	31,064	0.4%
*	Iron Mountain, Inc.	981,915	24,283	0.3%
*	Quanta Services, Inc.	1,078,478	21,354	0.2%
	Roper Industries Inc.	490,121	21,276	0.2%
*	URS Corp.	458,282	18,684	0.2%
	Ametek, Inc.	583,465	17,626	0.2%
†	Industrials—Other		1,241,840	13.9%
			1,413,684	15.8%
Information Technology
	Visa Inc.	1,944,669	101,998	1.2%
*	Activision Blizzard, Inc.	3,317,859	28,666	0.3%
*	SAIC, Inc.	1,106,196	21,549	0.3%
†	Information Technology—Other		1,133,584	12.6%
			1,285,797	14.4%
Materials
	The Mosaic Co.	874,293	30,251	0.3%
^	Martin Marietta Materials, Inc.	226,714	22,009	0.3%
	FMC Corp.	407,452	18,225	0.2%
	Airgas, Inc.	445,921	17,386	0.2%
†	Materials—Other		375,374	4.2%
			463,245	5.2%
Telecommunication Services
*	Crown Castle International Corp.	1,338,256	23,527	0.3%
*	MetroPCS Communications Inc.	1,376,853	20,446	0.2%
†	Telecommunication Services—Other		113,930	1.3%
			157,903	1.8%
Utilities
*	NRG Energy, Inc.	1,278,096	29,818	0.3%
	MDU Resources Group, Inc.	1,002,586	21,636	0.2%
	NSTAR	583,138	21,279	0.2%
	Northeast Utilities	850,568	20,465	0.2%
	Puget Energy, Inc.	710,104	19,365	0.2%
	Alliant Energy Corp.	603,452	17,609	0.2%
†	Utilities—Other		392,678	4.5%
			522,850	5.8%
Total Common Stocks (Cost $11,814,739)			8,869,714	99.2%[1]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	1.378%	307,378,485	307,378	3.4%

†[4] U.S. Agency Obligations			9,996	0.1%
Total Temporary Cash Investments (Cost $317,341)			317,374	3.5%[1]
Total Investments (Cost $12,132,080)			9,187,088	102.7%
Other Assets and Liabilities
Other Assets			242,283	2.7%
Liabilities[3]			(487,684)	(5.4%)
			(245,401)	(2.7%)
Net Assets			8,941,687	100.0%

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	13,254,414
Overdistributed Net Investment Income	(15,801)
Accumulated Net Realized Losses	(1,355,443)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,944,992)
Futures Contracts	3,509
Net Assets	8,941,687

Investor Shares—Net Assets
Applicable to 128,253,358 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,079,932
Net Asset Value Per Share—Investor Shares	$24.01

Admiral Shares—Net Assets
Applicable to 70,987,750 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,704,766
Net Asset Value Per Share—Admiral Shares	$24.01

Signal Shares—Net Assets
Applicable to 59,620,807 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,230,431
Net Asset Value Per Share—Signal Shares	$20.64

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 101,694,760 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,442,429
Net Asset Value Per Share—Institutional Shares	$24.02

ETF Shares—Net Assets
Applicable to 15,288,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	484,129
Net Asset Value Per Share—ETF Shares	$31.67

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $187,135,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $209,463,000 of collateral received for securities on loan.

4  Securities with a value of $9,996,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	146,422
Interest[1]	1,142
Security Lending	27,680
Total Income	175,244
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative—Investor Shares	8,884
Management and Administrative—Admiral Shares	1,571
Management and Administrative—Signal Shares	1,099
Management and Administrative—Institutional Shares	607
Management and Administrative—ETF Shares	215
Marketing and Distribution—Investor Shares	1,198
Marketing and Distribution—Admiral Shares	557
Marketing and Distribution—Signal Shares	443
Marketing and Distribution—Institutional Shares	816
Marketing and Distribution—ETF Shares	158
Custodian Fees	600
Auditing Fees	29
Shareholders’ Reports—Investor Shares	350
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Signal Shares	60
Shareholders’ Reports—Institutional Shares	44
Shareholders’ Reports—ETF Shares	26
Trustees’ Fees and Expenses	19
Total Expenses	17,041
Net Investment Income	158,203
Realized Net Gain (Loss)
Investment Securities Sold	(243,845)
Futures Contracts	(13,581)
Realized Net Gain (Loss)	(257,426)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,335,839)
Futures Contracts	3,515
Change in Unrealized Appreciation (Depreciation)	(5,332,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,431,547)

1  Interest income from an affiliated company of the fund was $1,006,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	158,203	171,576
Realized Net Gain (Loss)	(257,426)	766,273
Change in Unrealized Appreciation (Depreciation)	(5,332,324)	(367,954)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,431,547)	569,895
Distributions
Net Investment Income
Investor Shares	(52,024)	(60,098)
Admiral Shares	(31,634)	(36,683)
Signal Shares	(24,173)	(26,614)
Institutional Shares	(46,301)	(41,426)
ETF Shares	(9,379)	(8,626)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(163,511)	(173,447)
Capital Share Transactions
Investor Shares	(145,336)	(1,167,446)
Admiral Shares	17,030	(476,305)
Signal Shares	(27,503)	1,757,708
Institutional Shares	623,997	483,777
ETF Shares	190,528	136,419
Net Increase (Decrease) from Capital Share Transactions	658,716	734,153
Total Increase (Decrease)	(4,936,342)	1,130,601
Net Assets
Beginning of Period	13,878,029	12,747,428
End of Period[1]	8,941,687	13,878,029

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,801,000) and ($10,493,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.89	$38.68	$34.26	$31.36	$26.66
Investment Operations
Net Investment Income	.392	.453	.447	.350	.284
Net Realized and Unrealized Gain (Loss)
on Investments	(15.862)	1.214	4.440	2.880	4.701
Total from Investment Operations	(15.470)	1.667	4.887	3.230	4.985
Distributions
Dividends from Net Investment Income	(.410)	(.457)	(.467)	(.330)	(.285)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.410)	(.457)	(.467)	(.330)	(.285)
Net Asset Value, End of Period	$24.01	$39.89	$38.68	$34.26	$31.36

Total Return[1]	–38.73%	4.33%	14.27%	10.29%	18.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,080	$5,254	$6,172	$5,441	$5,484
Ratio of Total Expenses to
Average Net Assets	0.25%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.22%	1.13%	1.22%	1.12%	1.05%
Portfolio Turnover Rate[2]	13%	14%	16%	27%[3]	17%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.90	$38.70	$34.28	$31.36	$26.66
Investment Operations
Net Investment Income	.443	.510	.503	.409	.315
Net Realized and Unrealized Gain (Loss)
on Investments	(15.881)	1.214	4.440	2.880	4.701
Total from Investment Operations	(15.438)	1.724	4.943	3.289	5.016
Distributions
Dividends from Net Investment Income	(.452)	(.524)	(.523)	(.369)	(.316)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.452)	(.524)	(.523)	(.369)	(.316)
Net Asset Value, End of Period	$24.01	$39.90	$38.70	$34.28	$31.36

Total Return	–38.63%	4.48%	14.43%	10.47%	18.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,705	$2,811	$3,137	$2,379	$1,353
Ratio of Total Expenses to
Average Net Assets	0.10%	0.09%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.28%	1.37%	1.27%	1.15%
Portfolio Turnover Rate[1]	13%	14%	16%	27%[2]	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

			Sept. 1,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.381	.443	.173
Net Realized and Unrealized Gain (Loss) on Investments	(13.642)	1.035	2.698
Total from Investment Operations	(13.261)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.389)	(.448)	(.401)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.389)	(.448)	(.401)
Net Asset Value, End of Period	$20.64	$34.29	$33.26

Total Return	–38.61%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,230	$2,079	$408
Ratio of Total Expenses to Average Net Assets	0.10%	0.09%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.37%	1.28%	1.37%[2]
Portfolio Turnover Rate[3]	13%	14%	16%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.91	$38.71	$34.29	$31.38	$26.67
Investment Operations
Net Investment Income	.458	.523	.513	.419	.343
Net Realized and Unrealized Gain (Loss)
on Investments	(15.882)	1.214	4.440	2.880	4.701
Total from Investment Operations	(15.424)	1.737	4.953	3.299	5.044
Distributions
Dividends from Net Investment Income	(.466)	(.537)	(.533)	(.389)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.466)	(.537)	(.533)	(.389)	(.334)
Net Asset Value, End of Period	$24.02	$39.91	$38.71	$34.29	$31.38

Total Return	–38.58%	4.51%	14.46%	10.50%	18.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,442	$3,175	$2,621	$2,361	$2,136
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.31%	1.40%	1.30%	1.22%
Portfolio Turnover Rate[1]	13%	14%	16%	27%[2]	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period[1]	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$52.62	$51.03	$45.20	$41.37	$35.19
Investment Operations
Net Investment Income	.595	.695	.669	.532	.398
Net Realized and Unrealized Gain (Loss)
on Investments	(20.935)	1.592	5.858	3.806	6.189
Total from Investment Operations	(20.340)	2.287	6.527	4.338	6.587
Distributions
Dividends from Net Investment Income	(.610)	(.697)	(.697)	(.508)	(.407)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.610)	(.697)	(.697)	(.508)	(.407)
Net Asset Value, End of Period	$31.67	$52.62	$51.03	$45.20	$41.37

Total Return	–38.60%	4.49%	14.46%	10.48%	18.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$484	$559	$409	$368	$231
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.29%	1.39%	1.29%	1.12%
Portfolio Turnover Rate[2]	13%	14%	16%	27%[3]	17%

1  Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,256,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $764,853,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $3,720,000 of ordinary income available for distribution. The fund had available realized losses of $1,282,581,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, $168,517,000 through December 31, 2015, $708,199,000 through December 31, 2016, and $245,083,000 through December 31, 2017.

Extended Market Index Fund

At December 31, 2008, the cost of investment securities for tax purposes was $12,200,244,000. Net unrealized depreciation of investment securities for tax purposes was $3,013,156,000, consisting of unrealized gains of $821,223,000 on securities that had risen in value since their purchase and $3,834,379,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	725	36,098	2,002
S&P MidCap 400 Index	102	27,397	1,357
E-mini S&P 500 Index	264	11,881	150

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $3,689,060,000 of investment securities and sold $3,057,236,000 of investment securities, other than temporary cash investments.

E. During the year ended December 31, 2008, the fund’s ETF Shares underwent a 2-for-1 split. Each shareholder of record on June 13, 2008, received one additional share for every ETF Share held on that date. The additional shares were distributed to the shareholders on June 17, 2008. The split had no effect on net assets or total return.

Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	816,164	25,353	1,131,083	27,672
Issued in Lieu of Cash Distributions	50,355	2,207	58,396	1,486
Redeemed	(1,011,855)	(31,028)	(2,356,925)	(57,003)
Net Increase (Decrease)—Investor Shares	(145,336)	(3,468)	(1,167,446)	(27,845)
Admiral Shares
Issued	405,123	13,178	766,744	18,662
Issued in Lieu of Cash Distributions	27,416	1,202	32,343	823
Redeemed	(415,509)	(13,844)	(1,275,392)	(30,100)
Net Increase (Decrease)—Admiral Shares	17,030	536	(476,305)	(10,615)

Extended Market Index Fund

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	497,458	18,247	1,965,106	54,169
Issued in Lieu of Cash Distributions	23,189	1,184	25,403	752
Redeemed	(548,150)	(20,434)	(232,801)	(6,576)
Net Increase (Decrease)—Signal Shares	(27,503)	(1,003)	1,757,708	48,345
Institutional Shares
Issued	1,258,019	41,148	1,021,388	24,831
Issued in Lieu of Cash Distributions	43,456	1,909	38,081	969
Redeemed	(677,478)	(20,908)	(575,692)	(13,953)
Net Increase (Decrease)—Institutional Shares	623,997	22,149	483,777	11,847
ETF Shares[1]
Issued	1,742,565	40,470	2,295,098	42,206
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,552,037)	(35,800)	(2,158,679)	(39,600)
Net Increase (Decrease)—ETF Shares	190,528	4,670	136,419	2,606

1  Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	9,177,092	3,509
Level 2—Other significant observable inputs	9,996	—
Level 3—Significant unobservable inputs	—	—
Total	9,187,088	3,509

Mid-Cap Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	449	447	4,593
Median Market Cap	$3.7B	$3.7B	$25.3B
Price/Earnings Ratio	11.7x	11.6x	11.8x
Price/Book Ratio	1.4x	1.5x	1.7x
Yield[3]		2.3%	2.8%
Investor Shares	2.1%
Admiral Shares	2.3%
Signal Shares	2.3%
Institutional Shares	2.4%
ETF Shares	2.3%
Return on Equity	17.1%	17.2%	20.8%
Earnings Growth Rate	17.9%	17.9%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	24%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.21%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.13%
Short-Term Reserves	–0.1%[5]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.9%	13.9%	8.9%
Consumer Staples	5.4	5.4	11.2
Energy	8.4	8.3	12.4
Financials	17.4	17.6	15.6
Health Care	10.2	10.2	14.4
Industrials	15.3	15.2	11.2
Information Technology	12.8	12.8	15.2
Materials	6.0	6.0	3.3
Telecommunication
Services	2.5	2.5	3.4
Utilities	8.1	8.1	4.4

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.95
Beta	1.00	1.19

1  MSCI US Mid Cap 450 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares.

5  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Mid-Cap Index Fund

Ten Largest Holdings[1] (% of total net assets)

C.H. Robinson	air freight
Worldwide Inc.	and logistics	0.7%
Annaly Capital
Management Inc. REIT	mortgage REITs	0.7
Noble Energy, Inc.	oil and gas
	exploration
	and production	0.7
Fluor Corp.	construction
	and engineering	0.6
Xcel Energy, Inc.	multi-utilities	0.6
Vulcan Materials Co.	construction
	materials	0.6
H&R Block, Inc.	specialized
	consumer services	0.6
Laboratory Corp. of	health care
America Holdings	services	0.6
Parker Hannifin Corp.	industrial machinery	0.6
Expeditors International	air freight
of Washington, Inc.	and logistics	0.6
Top Ten		6.3%

Investment Focus

1  The holdings listed exclude any temporary cash investments and equity index products.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2008			Final Value
			Ten	of a $10,000
	One Year	Five Years	Years	Investment
Mid-Cap Index Fund Investor Shares[1]	–41.82%	–0.80%	4.08%	$14,912
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Mid-Cap Index[2]	–41.80	–0.70	4.00	14,800
Average Mid-Cap Core Fund[3]	–38.53	–1.43	3.96	14,748

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Mid-Cap Index Fund Admiral Shares	–41.78%	–0.71%	2.54%	$119,625
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.02	99,872
Spliced Mid-Cap Index[2]	–41.80	–0.70	2.51	119,339

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Mid-Cap Index Fund Signal Shares	–41.78%	–25.88%	$590,964
Dow Jones Wilshire 5000 Index	–37.34	–21.56	652,881
MSCI US Mid Cap 450 Index	–41.80	–25.89	590,787

1  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: November 12, 2001, for Admiral Shares and March 30, 2007, for Signal Shares.

Mid-Cap Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Mid-Cap Index Fund Institutional Shares	–41.76%	–0.66%	4.23%	$7,565,922
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
Spliced Mid-Cap Index[2]	–41.80	–0.70	4.00	7,399,764

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	–41.79%	–1.62%	$9,224
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
Spliced Mid-Cap Index[2]	–41.80	–1.60	9,235

Cumulative Returns of ETF Shares: January 26, 2004[1]–December 31, 2008
		Cumulative
	One Year	Since Inception
Mid-Cap Index Fund ETF Shares Market Price	–41.79%	–7.82%
Mid-Cap Index Fund ETF Shares Net Asset Value	–41.79	–7.76
Spliced Mid-Cap Index[2]	–41.80	–7.65

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2008

1  Inception dates are: for Institutional Shares, May 21, 1998; for ETF Shares, January 26, 2004.

2  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

Note: See Financial Highlights tables for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (13.9%)
	H & R Block, Inc.	3,280,694	74,537
*	AutoZone Inc.	441,648	61,597
	Genuine Parts Co.	1,612,631	61,054
	Sherwin-Williams Co.	995,135	59,459
	Mattel, Inc.	3,593,112	57,490
	Tim Hortons, Inc.	1,825,080	52,635
	VF Corp.	868,347	47,559
	Ross Stores, Inc.	1,323,706	39,354
	Cablevision Systems
	NY Group Class A	2,329,160	39,223
*	O’Reilly Automotive, Inc.	1,268,450	38,992
*	Dollar Tree, Inc.	897,873	37,531
	Darden Restaurants Inc.	1,321,905	37,251
	Hasbro, Inc.	1,265,423	36,912
	DeVry, Inc.	640,629	36,779
*	ITT Educational
	Services, Inc.	387,085	36,765
	Family Dollar Stores, Inc.	1,321,220	34,444
*	GameStop Corp. Class A	1,549,465	33,561
	Advance Auto Parts, Inc.	952,380	32,048
	Whirlpool Corp.	741,085	30,644
	Limited Brands, Inc.	3,049,269	30,615
	Tiffany & Co.	1,254,085	29,634
*	Toll Brothers, Inc.	1,343,149	28,784
*	Priceline.com, Inc.	368,241	27,121
	Newell Rubbermaid, Inc.	2,758,525	26,978
*,^	Wynn Resorts Ltd.	613,307	25,918
	Polo Ralph Lauren Corp.	562,150	25,527
	BorgWarner, Inc.	1,157,167	25,192
	Black & Decker Corp.	597,716	24,991
*	Mohawk Industries, Inc.	578,953	24,878
	Leggett & Platt, Inc.	1,600,279	24,308
	The Stanley Works	704,851	24,035
	Pulte Homes, Inc.	2,178,194	23,808
	Washington Post Co.
	Class B	60,294	23,530
	PetSmart, Inc.	1,267,611	23,387
	Burger King Holdings Inc.	942,806	22,514
	Nordstrom, Inc.	1,608,840	21,414
	D. R. Horton, Inc.	2,835,053	20,044

	Abercrombie & Fitch Co.	865,588	19,969
	Scripps Networks
	Interactive	883,808	19,444
^	Royal Caribbean
	Cruises, Ltd.	1,380,894	18,987
*	Discovery
	Communications Inc.
	Class A	1,333,515	18,883
	Eastman Kodak Co.	2,867,358	18,867
*	Interpublic Group
	of Cos., Inc.	4,740,578	18,773
*	Discovery
	Communications Inc.
	Class C	1,399,932	18,745
*	NVR, Inc.	40,521	18,488
	Gannett Co., Inc.	2,269,602	18,157
*	Urban Outfitters, Inc.	1,164,303	17,441
*,^	CarMax, Inc.	2,192,437	17,276
	American Eagle
	Outfitters, Inc.	1,843,023	17,251
*	Expedia, Inc.	1,948,012	16,052
*	Penn National Gaming, Inc.	723,792	15,475
	Autoliv, Inc.	715,698	15,359
	RadioShack Corp.	1,239,524	14,800
^	General Motors Corp.	4,506,372	14,420
	Virgin Media Inc.	2,774,869	13,847
*	The Goodyear Tire &
	Rubber Co.	2,279,304	13,607
	Centex Corp.	1,230,319	13,091
*,^	AutoNation, Inc.	1,318,316	13,025
	Wyndham
	Worldwide Corp.	1,765,817	11,566
	Foot Locker, Inc.	1,540,198	11,305
	Brinker International, Inc.	1,009,407	10,639
	Lennar Corp. Class A	1,224,416	10,616

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Weight Watchers
	International, Inc.	351,147	10,331
	KB Home	757,885	10,322
	New York Times Co.
	Class A	1,351,337	9,905
	WABCO Holdings Inc.	582,416	9,196
	Harman International
	Industries, Inc.	549,462	9,193
*,^	Lamar Advertising Co.
	Class A	718,670	9,026
	Guess ?, Inc.	567,144	8,706
	Williams-Sonoma, Inc.	893,459	7,023
*,^	Sirius XM Radio Inc.	28,385,720	3,406
*	Clear Channel Outdoor
	Holdings, Inc. Class A	405,690	2,495
*	CTC Media, Inc.	453,115	2,175
	Lennar Corp. Class B	63,528	411
			1,778,785
Consumer Staples (5.4%)
	Bunge Ltd.	1,212,097	62,750
	Molson Coors Brewing Co.
	Class B	1,238,269	60,576
	J.M. Smucker Co.	1,175,954	50,989
*	Dr. Pepper
	Snapple Group, Inc.	2,528,336	41,086
	Church & Dwight, Inc.	664,124	37,271
	McCormick & Co., Inc.	1,157,576	36,881
	Coca-Cola
	Enterprises, Inc.	2,917,130	35,093
	Brown-Forman Corp.
	Class B	678,001	34,910
*	Ralcorp Holdings, Inc.	559,746	32,689
	The Estee Lauder Cos. Inc.
	Class A	1,044,204	32,329
	The Pepsi
	Bottling Group, Inc.	1,380,819	31,082
	SuperValu Inc.	2,114,475	30,871
*	Constellation Brands, Inc.
	Class A	1,931,536	30,460
*	Energizer Holdings, Inc.	550,022	29,778
*	Dean Foods Co.	1,516,689	27,255
	Tyson Foods, Inc.	2,884,276	25,266
*	Hansen Natural Corp.	735,455	24,660
	Hormel Foods Corp.	742,947	23,091
*	Smithfield Foods, Inc.	1,232,036	17,335
^	Whole Foods Market, Inc.	1,395,811	13,177
	PepsiAmericas, Inc.	633,363	12,895
			690,444
Energy (8.3%)
	Noble Energy, Inc.	1,721,135	84,714
	Noble Corp.	2,682,205	59,169
	El Paso Corp.	6,988,303	54,718
	Range Resources Corp.	1,545,824	53,161
*	Ultra Petroleum Corp.	1,523,164	52,564
CONSOL Energy, Inc.		1,825,700	52,179
Sunoco, Inc.		1,164,763	50,621

*	Cameron
	International Corp.	2,169,541	44,476
	ENSCO International, Inc.	1,428,257	40,548
*	Petrohawk Energy Corp.	2,464,046	38,513
	BJ Services Co.	2,931,700	34,213
*	Nabors Industries, Inc.	2,788,960	33,384
*	FMC Technologies Inc.	1,268,507	30,229
*	Pride International, Inc.	1,722,845	27,531
*	Kinder Morgan
	Management, LLC	686,785	27,458
*	Denbury Resources, Inc.	2,458,084	26,842
	Cabot Oil & Gas Corp.	1,030,143	26,784
*	Newfield Exploration Co.	1,316,016	25,991
*	Plains Exploration &
	Production Co.	1,071,173	24,894
	Helmerich & Payne, Inc.	1,047,472	23,830
	Arch Coal, Inc.	1,437,229	23,412
	Cimarex Energy Co.	827,123	22,150
	Tidewater Inc.	487,423	19,629
	Pioneer Natural
	Resources Co.	1,191,294	19,275
	Tesoro Corp.	1,372,023	18,070
	Patterson-UTI Energy, Inc.	1,558,442	17,938
	Rowan Cos., Inc.	1,124,396	17,878
*	Forest Oil Corp.	849,118	14,002
*	IHS Inc. Class A	363,527	13,603
*	Exterran Holdings, Inc.	621,500	13,238
	Frontier Oil Corp.	1,033,595	13,054
	Massey Energy Co.	841,467	11,604
*	Alpha Natural
	Resources, Inc.	701,406	11,356
*	Continental Resources, Inc.	505,459	10,468
	Walter Industries, Inc.	554,618	9,711
*	CNX Gas Corp.	300,438	8,202
*	SandRidge Energy, Inc.	1,072,272	6,594
*	Quicksilver Resources, Inc.	1,026,617	5,718
			1,067,721
Financials (17.4%)
	Annaly Capital
	Management Inc. REIT	5,367,284	85,179
	HCP, Inc. REIT	2,488,609	69,109
	Unum Group	3,443,331	64,046
	People’s United
	Financial Inc.	3,457,369	61,645
	Plum Creek
	Timber Co. Inc. REIT	1,705,537	59,250
	Ventas, Inc. REIT	1,423,981	47,803
	Everest Re Group, Ltd.	614,806	46,811
	Avalonbay
	Communities, Inc. REIT	767,935	46,522
*	IntercontinentalExchange Inc.	563,616	46,465
	W.R. Berkley Corp.	1,460,888	45,288

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Cincinnati Financial Corp.	1,537,435	44,693
	Willis Group Holdings Ltd.	1,677,783	41,743
	Kimco Realty Corp. REIT	2,278,777	41,656
	Health Care Inc. REIT	968,111	40,854
	Axis Capital Holdings Ltd.	1,372,213	39,959
	New York Community
	Bancorp, Inc.	3,254,172	38,920
	Torchmark Corp.	869,424	38,863
	PartnerRe Ltd.	528,322	37,654
	Host Hotels & Resorts Inc.
	REIT	4,918,408	37,232
	Federal Realty Investment
	Trust REIT	586,542	36,413
	Fidelity National
	Financial, Inc. Class A	2,002,159	35,538
	Assurant, Inc.	1,180,683	35,421
*	Nasdaq Stock Market Inc.	1,393,218	34,426
*	TD Ameritrade
	Holding Corp.	2,359,440	33,622
	Regency Centers Corp.
	REIT	696,589	32,531
	Marshall & Ilsley Corp.	2,324,457	31,706
*	Reinsurance Group of
	America, Inc.	717,080	30,705
	HCC Insurance
	Holdings, Inc.	1,141,892	30,546
	Legg Mason Inc.	1,392,444	30,508
	RenaissanceRe
	Holdings Ltd.	579,153	29,861
	Comerica, Inc.	1,497,766	29,731
*	Arch Capital Group Ltd.	418,953	29,369
	Commerce
	Bancshares, Inc.	640,214	28,137
*	Markel Corp.	93,273	27,889
	Nationwide Health
	Properties, Inc. REIT	963,508	27,672
	Cullen/Frost Bankers, Inc.	529,524	26,836
	Huntington
	Bancshares Inc.	3,462,838	26,525
	Zions Bancorp	1,066,543	26,141
	Old Republic
	International Corp.	2,182,023	26,010
	Associated Banc-Corp.	1,206,237	25,247
	Brown & Brown, Inc.	1,192,028	24,913
	Rayonier Inc. REIT	782,750	24,539
	Synovus Financial Corp.	2,793,725	23,188
	Eaton Vance Corp.	1,091,551	22,933
	AMB Property Corp. REIT	975,741	22,852
	First American Corp.	783,826	22,645
*,^	The St. Joe Co.	918,612	22,341
	Liberty Property Trust REIT	976,410	22,291
	White Mountains
	Insurance Group Inc.	80,902	21,610
	First Horizon
	National Corp.	2,044,136	21,607
	SEI Investments Co.	1,334,812	20,970

	City National Corp.	404,785	19,713
	UDR, Inc. REIT	1,353,492	18,665
	American Financial
	Group, Inc.	745,480	17,057
*	Sovereign Bancorp, Inc.	5,608,127	16,712
	Camden Property Trust
	REIT	528,906	16,576
	CIT Group Inc.	3,617,647	16,424
	Raymond James
	Financial, Inc.	952,968	16,324
	Duke Realty Corp. REIT	1,462,879	16,033
	TCF Financial Corp.	1,173,567	16,031
	Jefferies Group, Inc.	1,130,164	15,890
	Weingarten Realty
	Investors REIT	752,051	15,560
	Federated Investors, Inc.	904,414	15,339
	SL Green Realty Corp.
	REIT	578,575	14,985
	TFS Financial Corp.	1,124,059	14,500
	Hospitality Properties
	Trust REIT	934,850	13,901
	Popular, Inc.	2,663,057	13,741
	The Macerich Co. REIT	742,689	13,487
	Janus Capital Group Inc.	1,590,094	12,768
	Mercury General Corp.	272,379	12,527
	Genworth Financial Inc.	4,308,890	12,194
	XL Capital Ltd. Class A	3,023,258	11,186
	Transatlantic Holdings, Inc.	263,545	10,558
	Capitol Federal Financial	221,141	10,084
	Apartment Investment &
	Management Co.
	Class A REIT	852,470	9,846
	BOK Financial Corp.	234,953	9,492
*	CB Richard Ellis
	Group, Inc.	2,155,392	9,311
	CapitalSource Inc. REIT	1,923,151	8,885
^	MBIA, Inc.	2,014,577	8,199
^	American Capital Ltd.	2,061,089	6,678
	Developers Diversified
	Realty Corp. REIT	1,197,574	5,844
^	Allied Capital Corp.	1,779,318	4,786
	Forest City Enterprise
	Class A	631,521	4,231
	Student Loan Corp.	39,865	1,634
	National City Corp.	535,914	970
	Nationwide Financial
	Services, Inc.	4,186	219
			2,228,765

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Health Care (10.2%)
*	Laboratory Corp. of
	America Holdings	1,108,300	71,386
*	Humana Inc.	1,683,208	62,750
	AmerisourceBergen Corp.	1,579,322	56,319
*	Cephalon, Inc.	677,558	52,199
*	DaVita, Inc.	1,040,497	51,577
*	Intuitive Surgical, Inc.	387,048	49,151
*	Vertex
	Pharmaceuticals, Inc.	1,481,203	44,999
*	Varian Medical
	Systems, Inc.	1,244,261	43,599
*	Hospira, Inc.	1,589,201	42,622
	DENTSPLY
	International Inc.	1,407,539	39,749
*	Life Technologies Corp.	1,691,432	39,427
*	Waters Corp.	986,533	36,156
*	Hologic, Inc.	2,551,078	33,343
	Omnicare, Inc.	1,177,874	32,698
*	Henry Schein, Inc.	889,724	32,644
*,^	Illumina, Inc.	1,207,452	31,454
*	Endo Pharmaceuticals
	Holdings, Inc.	1,197,531	30,992
	Pharmaceutical Product
	Development, Inc.	1,067,198	30,959
*	Edwards
	Lifesciences Corp.	559,785	30,760
*	Myriad Genetics, Inc.	454,461	30,113
*,^	Mylan Inc.	3,034,687	30,013
*	Covance, Inc.	627,518	28,885
*	Millipore Corp.	550,051	28,339
*	ResMed Inc.	752,238	28,194
	IMS Health, Inc.	1,810,529	27,448
	Beckman Coulter, Inc.	619,315	27,213
*	Alexion
	Pharmaceuticals, Inc.	726,746	26,301
*	Cerner Corp.	683,703	26,288
*	King Pharmaceuticals, Inc.	2,453,884	26,060
	Perrigo Co.	788,452	25,475
	Techne Corp.	365,672	23,593
*	Coventry Health Care Inc.	1,474,538	21,941
*	Lincare Holdings, Inc.	730,908	19,683
*	Charles River
	Laboratories, Inc.	674,600	17,674
*	Patterson Companies, Inc.	906,219	16,992
*	Amylin
	Pharmaceuticals, Inc.	1,365,506	14,816
*	Warner Chilcott Ltd.	998,695	14,481
*	Community Health
	Systems, Inc.	954,079	13,910
*	Sepracor Inc.	1,083,056	11,892
*	Health Net Inc.	1,067,926	11,630
*	Kinetic Concepts, Inc.	541,352	10,383
*	WellCare Health Plans Inc.	415,292	5,341
Teva Pharmaceutical
Industries Ltd.

	Sponsored ADR	85,769	3,651
			1,303,100
Industrials (15.3%)
	C.H. Robinson
	Worldwide Inc.	1,693,285	93,181
	Fluor Corp.	1,784,017	80,049
	Parker Hannifin Corp.	1,670,686	71,071
	Expeditors International of
	Washington, Inc.	2,123,363	70,644
	Rockwell Collins, Inc.	1,588,813	62,107
	Dover Corp.	1,872,196	61,633
*	Jacobs Engineering
	Group Inc.	1,220,076	58,686
	Pitney Bowes, Inc.	2,070,506	52,756
	Cummins Inc.	1,919,220	51,301
	W.W. Grainger, Inc.	645,824	50,917
	Cooper Industries, Inc.
	Class A	1,734,130	50,689
*	Iron Mountain, Inc.	1,907,450	47,171
	Goodrich Corp.	1,246,862	46,159
	Rockwell Automation, Inc.	1,378,455	44,441
*	Stericycle, Inc.	851,209	44,331
^	Fastenal Co.	1,258,246	43,850
	The Dun &
	Bradstreet Corp.	543,871	41,987
	Masco Corp.	3,675,613	40,910
	Roper Industries Inc.	893,113	38,770
*	Delta Air Lines Inc.	3,027,865	34,699
*	Quanta Services, Inc.	1,738,962	34,431
	Pall Corp.	1,193,364	33,927
	Equifax, Inc.	1,276,758	33,860
*	Foster Wheeler Ltd.	1,437,522	33,609
	Ametek, Inc.	1,062,462	32,097
	Cintas Corp.	1,376,986	31,987
	Avery Dennison Corp.	954,148	31,229
	Robert Half
	International, Inc.	1,474,500	30,699
	Flowserve Corp.	571,240	29,419
	R.R. Donnelley &
	Sons Co.	2,090,561	28,390
*	Alliant Techsystems, Inc.	328,066	28,135
*	Covanta Holding Corp.	1,228,780	26,984
	Manpower Inc.	790,424	26,867
*	AMR Corp.	2,504,056	26,718
	KBR Inc.	1,690,614	25,697
	Joy Global Inc.	1,077,782	24,670
	Donaldson Co., Inc.	699,782	23,548
	Harsco Corp.	839,323	23,232
*	FTI Consulting, Inc.	504,462	22,539

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	McDermott
	International, Inc.	2,265,346	22,382
	Pentair, Inc.	935,524	22,144
	SPX Corp.	539,455	21,875
	Ryder System, Inc.	562,056	21,797
*	AGCO Corp.	913,328	21,545
	J.B. Hunt Transport
	Services, Inc.	812,872	21,354
*	Copart, Inc.	728,232	19,801
*	Kansas City Southern	904,561	17,232
*	Shaw Group, Inc.	830,511	17,001
*	Terex Corp.	967,696	16,761
*,^	SunPower Corp. Class A	388,218	14,364
	Bucyrus International, Inc.	744,910	13,796
*	Navistar International Corp.	637,834	13,637
*	Monster Worldwide Inc.	1,126,515	13,620
*	Owens Corning Inc.	772,710	13,368
*	SunPower Corp. Class B	418,539	12,740
	The Manitowoc Co., Inc.	1,296,224	11,225
*	Spirit Aerosystems
	Holdings Inc.	1,026,981	10,444
*	Hertz Global Holdings Inc.	1,446,605	7,334
*	USG Corp.	739,858	5,948
			1,951,758
Information Technology (12.8%)
*	Fiserv, Inc.	1,634,862	59,460
*	Computer Sciences Corp.	1,508,358	53,004
*	Cognizant Technology
	Solutions Corp.	2,906,448	52,490
*	McAfee Inc.	1,507,791	52,124
*	BMC Software, Inc.	1,893,887	50,964
	Harris Corp.	1,337,519	50,893
	Altera Corp.	2,998,001	50,097
	Xilinx, Inc.	2,755,179	49,097
	Linear Technology Corp.	2,207,848	48,838
*	Autodesk, Inc.	2,231,917	43,857
*	Citrix Systems, Inc.	1,817,722	42,844
	Amphenol Corp.	1,762,083	42,255
*	Affiliated Computer
	Services, Inc. Class A	903,636	41,522
*	FLIR Systems, Inc.	1,318,006	40,436
	KLA-Tencor Corp.	1,726,470	37,620
*	VeriSign, Inc.	1,925,681	36,742
	Microchip Technology, Inc.	1,835,104	35,839
*	SAIC, Inc.	1,833,995	35,726
*	Marvell Technology
	Group Ltd.	5,117,815	34,136
*	salesforce.com, inc.	1,023,887	32,775
*	Alliance Data
	Systems Corp.	669,800	31,166
	Fidelity National
	Information Services, Inc.	1,888,680	30,729
	Lender Processing
	Services, Inc.	943,881	27,797
*	Avnet, Inc.	1,497,397	27,268
*	LAM Research Corp.	1,248,705	26,572

*	Teradata Corp.	1,777,003	26,353
*	Synopsys, Inc.	1,422,031	26,336
*	Trimble Navigation Ltd.	1,203,665	26,011
	Global Payments Inc.	793,066	26,005
*	Akamai Technologies, Inc.	1,683,654	25,406
*	Western Digital Corp.	2,204,959	25,247
*	Red Hat, Inc.	1,904,814	25,182
*	Hewitt Associates, Inc.	872,819	24,771
*	Lexmark International, Inc.	875,847	23,560
	Total System
	Services, Inc.	1,672,764	23,419
*	NCR Corp.	1,628,695	23,030
	National
	Semiconductor Corp.	2,283,515	22,995
*	Mettler-Toledo
	International Inc.	340,145	22,926
*	Arrow Electronics, Inc.	1,191,095	22,440
*	SanDisk Corp.	2,238,718	21,492
*	Flextronics
	International Ltd.	8,342,906	21,358
*	LSI Corp.	6,414,731	21,104
*	Micron Technology, Inc.	7,576,326	20,001
*	Ingram Micro, Inc. Class A	1,485,372	19,889
*	Nuance
	Communications, Inc.	1,811,210	18,764
*	Dolby Laboratories Inc.	514,276	16,848
*	Tellabs, Inc.	3,757,850	15,482
*	DST Systems, Inc.	389,225	14,783
*,^	Advanced Micro
	Devices, Inc.	6,041,368	13,049
*	Novellus Systems, Inc.	986,596	12,174
	Jabil Circuit, Inc.	1,777,442	11,998
	Molex, Inc.	818,680	11,863
	Intersil Corp.	1,230,715	11,310
*	Cadence Design
	Systems, Inc.	2,589,617	9,478
*	JDS Uniphase Corp.	2,133,121	7,786
	Molex, Inc. Class A	564,569	7,311
			1,632,622
Materials (6.0%)
^	Vulcan Materials Co.	1,094,689	76,168
	Sigma-Aldrich Corp.	1,255,513	53,033
*	Owens-Illinois, Inc.	1,663,721	45,469
^	Martin Marietta
	Materials, Inc.	412,413	40,037
	Ball Corp.	915,501	38,076
*	Pactiv Corp.	1,303,372	32,428
	FMC Corp.	707,485	31,646

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Crown Holdings, Inc.	1,602,356	30,765
	Airgas, Inc.	738,935	28,811
	Cliffs Natural
	Resources Inc.	1,062,438	27,209
	CF Industries
	Holdings, Inc.	534,924	26,297
	Lubrizol Corp.	674,003	24,527
	Eastman Chemical Co.	760,534	24,116
	Bemis Co., Inc.	993,267	23,521
	Sealed Air Corp.	1,573,807	23,513
	Sonoco Products Co.	990,954	22,950
	Allegheny
	Technologies Inc.	898,627	22,942
	International Flavors &
	Fragrances, Inc.	703,497	20,908
	MeadWestvaco Corp.	1,699,516	19,018
	Steel Dynamics, Inc.	1,696,608	18,968
	Celanese Corp. Series A	1,493,957	18,570
	Albemarle Corp.	728,127	16,237
	Nalco Holding Co.	1,400,775	16,165
	Terra Industries, Inc.	914,340	15,242
	Commercial Metals Co.	1,139,197	13,522
	Reliance Steel &
	Aluminum Co.	656,248	13,086
	AK Steel Holding Corp.	1,117,151	10,412
	Titanium Metals Corp.	1,170,997	10,316
*	Domtar Corp.	5,135,683	8,577
	Ashland, Inc.	693,867	7,293
	Huntsman Corp.	1,634,118	5,621
			765,443
Telecommunication Services (2.5%)
	Embarq Corp.	1,420,303	51,074
*	Crown Castle
	International Corp.	2,708,979	47,624
	Windstream Corp.	4,381,315	40,308
*	MetroPCS
	Communications Inc.	2,090,057	31,037
*	NII Holdings Inc.	1,649,538	29,989
	Frontier
	Communications Corp.	3,145,429	27,491
	CenturyTel, Inc.	968,045	26,457
	Telephone &
	Data Systems, Inc.	579,009	18,384
*	Leap Wireless
	International, Inc.	550,896	14,814
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	465,779	13,088
*,^	Level 3
	Communications, Inc.	15,517,549	10,862
*	U.S. Cellular Corp.	189,743	8,204
			319,332
Utilities (8.1%)
Xcel Energy, Inc.		4,295,494	79,681
DTE Energy Co.		1,625,525	57,982
Allegheny Energy, Inc.		1,682,916	56,984

	Questar Corp.	1,727,978	56,488
*	NRG Energy, Inc.	2,234,308	52,126
	Wisconsin Energy Corp.	1,165,286	48,919
	Equitable Resources, Inc.	1,238,993	41,568
	CenterPoint Energy Inc.	3,236,431	40,844
	SCANA Corp.	1,107,656	39,433
	NSTAR	1,064,546	38,845
	Pepco Holdings, Inc.	2,154,887	38,271
	MDU Resources
	Group, Inc.	1,734,767	37,436
	Northeast Utilities	1,550,358	37,302
	Puget Energy, Inc.	1,291,022	35,206
*	Mirant Corp.	1,850,483	34,919
	Integrys Energy
	Group, Inc.	760,884	32,703
	Pinnacle West
	Capital Corp.	1,002,803	32,220
	Alliant Energy Corp.	1,099,537	32,085
	NiSource, Inc.	2,729,943	29,947
	ONEOK, Inc.	987,689	28,762
	TECO Energy, Inc.	2,117,858	26,156
	DPL Inc.	1,131,011	25,832
	NV Energy Inc.	2,330,376	23,047
	National Fuel Gas Co.	730,032	22,872
	CMS Energy Corp.	2,244,964	22,674
*	Reliant Energy, Inc.	3,470,851	20,062
	Energen Corp.	677,681	19,876
	American
	Water Works Co., Inc.	636,458	13,289
*	Dynegy, Inc.	5,003,657	10,007
			1,035,536
Total Common Stocks
(Cost $18,624,130)			12,773,506

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
2,3	Vanguard Market
	Liquidity Fund, 1.378%	178,304,688	178,305

		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
4,5	Federal Home Loan
	Mortgage Corp.,
	2.268%, 2/18/09	2,000	2,000
4,5	Federal National
	Mortgage Assn.,
	1.357%, 3/31/09	3,000	2,998
			4,998
Total Temporary Cash Investments
(Cost $183,289)			183,303
Total Investments (101.3%)
(Cost $18,807,419)			12,956,809
Other Assets and Liabilities (–1.3%)
Other Assets			113,038
Liabilities[3]			(275,043)
			(162,005)
Net Assets (100%)			12,794,804

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	20,351,416
Overdistributed Net Investment Income	(11,480)
Accumulated Net Realized Losses	(1,695,224)
Unrealized Appreciation (Depreciation)
Investment Securities	(5,850,610)
Futures Contracts	702
Net Assets	12,794,804

Amount
($000)
Investor Shares—Net Assets
Applicable to 394,354,670 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,652,008
Net Asset Value Per Share—
Investor Shares	$11.80

Admiral Shares—Net Assets
Applicable to 29,924,979 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,600,739
Net Asset Value Per Share—
Admiral Shares	$53.49

Signal Shares—Net Assets
Applicable to 95,291,604 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,609,118
Net Asset Value Per Share—
Signal Shares	$16.89

Institutional Shares—Net Assets
Applicable to 323,202,151 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,819,611
Net Asset Value Per Share—
Institutional Shares	$11.82

ETF Shares—Net Assets
Applicable to 25,764,682 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,113,328
Net Asset Value Per Share—
ETF Shares	$43.21

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $160,656,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $177,857,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5  Securities with a value of $4,998,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	259,773
Interest[1]	909
Security Lending	16,828
Total Income	277,510
Expenses
The Vanguard Group—Note B
Investment Advisory Services	482
Management and Administrative—Investor Shares	11,850
Management and Administrative—Admiral Shares	1,764
Management and Administrative—Signal Shares	1,657
Management and Administrative—Institutional Shares	1,755
Management and Administrative—ETF Shares	833
Marketing and Distribution—Investor Shares	1,970
Marketing and Distribution—Admiral Shares	723
Marketing and Distribution—Signal Shares	489
Marketing and Distribution—Institutional Shares	1,557
Marketing and Distribution—ETF Shares	293
Custodian Fees	436
Auditing Fees	27
Shareholders’ Reports—Investor Shares	350
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Signal Shares	80
Shareholders’ Reports—Institutional Shares	114
Shareholders’ Reports—ETF Shares	74
Trustees’ Fees and Expenses	27
Total Expenses	24,491
Net Investment Income	253,019
Realized Net Gain (Loss)
Investment Securities Sold	(370,099)
Futures Contracts	(8,675)
Realized Net Gain (Loss)	(378,774)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,786,172)
Futures Contracts	496
Change in Unrealized Appreciation (Depreciation)	(8,785,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,911,431)

1  Interest income from an affiliated company of the fund was $755,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	253,019	282,394
Realized Net Gain (Loss)	(378,774)	1,720,110
Change in Unrealized Appreciation (Depreciation)	(8,785,676)	(859,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,911,431)	1,142,876
Distributions
Net Investment Income
Investor Shares	(88,881)	(102,894)
Admiral Shares	(33,682)	(41,575)
Signal Shares	(33,374)	(33,651)
Institutional Shares	(81,431)	(86,246)
ETF Shares	(23,651)	(15,991)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(261,019)	(280,357)
Capital Share Transactions
Investor Shares	38,937	20,900
Admiral Shares	(92,327)	(1,410,420)
Signal Shares	294,541	2,601,769
Institutional Shares	459,621	1,334,261
ETF Shares	510,638	(620,564)
Net Increase (Decrease) from Capital Share Transactions	1,211,410	1,925,946
Total Increase (Decrease)	(7,961,040)	2,788,465
Net Assets
Beginning of Period	20,755,844	17,967,379
End of Period[1]	12,794,804	20,755,844

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,480,000) and ($3,480,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.70	$19.78	$17.63	$15.64	$13.13
Investment Operations
Net Investment Income	.224	.269	.253	.198	.159
Net Realized and Unrealized Gain (Loss)
on Investments	(8.894)	.918	2.144	1.983	2.512
Total from Investment Operations	(8.670)	1.187	2.397	2.181	2.671
Distributions
Dividends from Net Investment Income	(.230)	(.267)	(.247)	(.191)	(.161)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.230)	(.267)	(.247)	(.191)	(.161)
Net Asset Value, End of Period	$11.80	$20.70	$19.78	$17.63	$15.64

Total Return[1]	–41.82%	6.02%	13.60%	13.93%	20.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,652	$8,075	$7,677	$6,399	$5,234
Ratio of Total Expenses to
Average Net Assets	0.22%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.36%	1.30%	1.43%	1.36%	1.26%
Portfolio Turnover Rate[2]	24%	19%	18%	18%	16%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$93.93	$89.73	$79.98	$70.92	$59.55
Investment Operations
Net Investment Income	1.099	1.327	1.226	.946	.771
Net Realized and Unrealized Gain (Loss)
on Investments	(40.405)	4.188	9.725	9.022	11.383
Total from Investment Operations	(39.306)	5.515	10.951	9.968	12.154
Distributions
Dividends from Net Investment Income	(1.134)	(1.315)	(1.201)	(.908)	(.784)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.134)	(1.315)	(1.201)	(.908)	(.784)
Net Asset Value, End of Period	$53.49	$93.93	$89.73	$79.98	$70.92

Total Return	–41.78%	6.17%	13.69%	14.04%	20.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,601	$2,975	$4,075	$2,852	$1,196
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.41%	1.52%	1.45%	1.35%
Portfolio Turnover Rate[1]	24%	19%	18%	18%	16%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
	Year	March 30,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$29.66	$29.63
Investment Operations
Net Investment Income	.349	.300
Net Realized and Unrealized Gain (Loss) on Investments	(12.759)	.138
Total from Investment Operations	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.360)	(.408)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.360)	(.408)
Net Asset Value, End of Period	$16.89	$29.66

Total Return	–41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,609	$2,458
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	24%	19%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.76	$19.83	$17.67	$15.67	$13.16
Investment Operations
Net Investment Income	.250	.300	.286	.228	.180
Net Realized and Unrealized Gain (Loss)
on Investments	(8.933)	.928	2.149	1.983	2.510
Total from Investment Operations	(8.683)	1.228	2.435	2.211	2.690
Distributions
Dividends from Net Investment Income	(.257)	(.298)	(.275)	(.211)	(.180)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.257)	(.298)	(.275)	(.211)	(.180)
Net Asset Value, End of Period	$11.82	$20.76	$19.83	$17.67	$15.67

Total Return	–41.76%	6.22%	13.78%	14.09%	20.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,820	$6,162	$4,633	$2,905	$2,056
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.44%	1.57%	1.50%	1.40%
Portfolio Turnover Rate[1]	24%	19%	18%	18%	16%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

					Jan. 26,
					2004[1] to
	Year Ended December 31,				Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$75.90	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.895	1.042	.992	.785	.617
Net Realized and Unrealized Gain (Loss)
on Investments	(32.656)	3.403	7.851	7.258	7.004
Total from Investment Operations	(31.761)	4.445	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.929)	(1.025)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.929)	(1.025)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$43.21	$75.90	$72.48	$64.61	$57.32

Total Return	–41.79%	6.14%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,113	$1,087	$1,582	$1,044	$58
Ratio of Total Expenses to
Average Net Assets	0.12%	0.13%	0.13%	0.13%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.38%	1.52%	1.45%	1.30%[2]
Portfolio Turnover Rate[3]	24%	19%	18%	18%	16%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $3,229,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 1.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $917,176,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $8,900,000 of ordinary income available for distribution. The fund had available realized losses of $1,594,817,000 to offset future net capital gains of 14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, $1,194,244,000 through December 31, 2016, and $322,705,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $18,905,927,000. Net unrealized depreciation of investment securities for tax purposes was $5,949,118,000, consisting of unrealized gains of $461,305,000 on securities that had risen in value since their purchase and $6,410,423,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Index Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	53	14,236	702

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $7,697,005,000 of investment securities and sold $6,431,445,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,737,395	104,616	2,607,525	123,455
Issued in Lieu of Cash Distributions	82,868	7,401	96,421	4,727
Redeemed	(1,781,326)	(107,716)	(2,683,046)	(126,339)
Net Increase (Decrease)—Investor Shares	38,937	4,301	20,900	1,843
Admiral Shares
Issued	404,218	5,373	1,369,227	14,249
Issued in Lieu of Cash Distributions	29,154	573	36,461	394
Redeemed	(525,699)	(7,688)	(2,816,108)	(28,390)
Net Increase (Decrease)—Admiral Shares	(92,327)	(1,742)	(1,410,420)	(13,747)
Signal Shares
Issued	872,795	36,859	2,783,750	88,837
Issued in Lieu of Cash Distributions	29,003	1,809	30,095	1,030
Redeemed	(607,257)	(26,247)	(212,076)	(6,996)
Net Increase (Decrease)—Signal Shares	294,541	12,421	2,601,769	82,871
Institutional Shares
Issued	1,589,915	92,750	2,224,483	104,983
Issued in Lieu of Cash Distributions	76,936	6,856	79,174	3,872
Redeemed	(1,207,230)	(73,261)	(969,396)	(45,646)
Net Increase (Decrease)—Institutional Shares	459,621	26,345	1,334,261	63,209

Mid-Cap Index Fund

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	2,672,698	47,242	4,416,222	56,093
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,162,060)	(35,800)	(5,036,786)	(63,600)
Net Increase (Decrease)—ETF Shares	510,638	11,442	(620,564)	(7,507)

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	12,951,811	702
Level 2—Other significant observable inputs	4,998	—
Level 3—Significant unobservable inputs	—	—
Total	12,956,809	702

Mid-Cap Growth Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	231	230	4,593
Median Market Cap	$4.0B	$4.0B	$25.3B
Price/Earnings Ratio	13.0x	13.0x	11.8x
Price/Book Ratio	2.3x	2.3x	1.7x
Yield[3]		0.8%	2.8%
Investor Shares	0.6%
ETF Shares	0.8%
Return on Equity	20.2%	20.6%	20.8%
Earnings Growth Rate	26.0%	26.0%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	54%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.24%
ETF Shares	0.13%
Short-Term Reserves	1.6%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.1%	13.1%	8.9%
Consumer Staples	3.9	4.0	11.2
Energy	8.1	8.1	12.4
Financials	5.0	5.0	15.6
Health Care	17.5	17.5	14.4
Industrials	22.8	22.7	11.2
Information Technology	19.5	19.5	15.2
Materials	4.9	4.9	3.3
Telecommunication
Services	2.1	2.1	3.4
Utilities	3.1	3.1	4.4

Ten Largest Holdings[5] (% of total net assets)

C.H. Robinson	air freight
Worldwide Inc.	and logistics	1.5%
Fluor Corp.	construction
	and engineering	1.3
Laboratory Corp. of	health care
America Holdings	services	1.1
Expeditors International	air freight
of Washington, Inc.	and logistics	1.1
Humana Inc.	managed
	health care	1.0
Rockwell Collins, Inc.	aerospace
	and defense	1.0
AutoZone Inc.	automotive retail	1.0
Fiserv, Inc.	data processing
	and outsourced
	services	0.9
Noble Corp.	oil and gas drilling	0.9
Jacobs Engineering	construction
Group Inc.	and engineering	0.9
Top Ten		10.7%

Investment Focus

1  MSCI US Mid Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.25% for Investor Shares and 0.12% for ETF Shares.

5  The holdings listed exclude any temporary cash investments and equity index products.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2008		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Growth Index Fund Investor Shares[2]	–47.07%	–15.19%	$6,786
Dow Jones Wilshire 5000 Index	–37.34	–12.25	7,353
MSCI US Mid Cap Growth Index	–47.07	–15.14	6,795
Average Mid-Cap Growth Fund[3]	–44.49	–13.37	7,134

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Growth Index Fund ETF Shares
Net Asset Value	–47.02%	–15.50%	$6,706
Dow Jones Wilshire 5000 Index	–37.34	–12.30	7,325
MSCI US Mid Cap Growth Index	–47.07	–15.54	6,698

1  Performance for the fund and its comparative standards is calculated since the following inception dates: August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

2  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Derived from data provided by Lipper Inc.

Mid-Cap Growth Index Fund

Cumulative Returns of ETF Shares: August 17, 2006[1]–December 31, 2008
		Cumulative
	One Year	Since Inception
Mid-Cap Growth Index Fund ETF Shares
Market Price	–47.09%	–33.03%
Mid-Cap Growth Index Fund ETF Shares
Net Asset Value	–47.02	–32.94
MSCI US Mid Cap Growth Index	–47.07	–33.02

Fiscal-Year Total Returns (%): August 24, 2006–December 31, 2008

1  Inception date for ETF Shares.

Note: See Financial Highlights tables for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.3%)
Consumer Discretionary (13.1%)
*	AutoZone Inc.	48,410	6,752
	Tim Hortons, Inc.	200,058	5,770
	Ross Stores, Inc.	145,096	4,314
	Cablevision Systems
	NY Group Class A	255,306	4,299
*	O’Reilly Automotive, Inc.	139,042	4,274
*	Dollar Tree, Inc.	98,414	4,114
	H & R Block, Inc.	179,811	4,085
	DeVry, Inc.	70,214	4,031
*	ITT Educational
	Services, Inc.	42,424	4,029
	Family Dollar Stores, Inc.	144,984	3,780
*	GameStop Corp. Class A	169,847	3,679
	Tiffany & Co.	137,624	3,252
*	Toll Brothers, Inc.	147,389	3,159
*	Priceline.com, Inc.	40,363	2,973
*,^	Wynn Resorts Ltd.	67,305	2,844
	Polo Ralph Lauren Corp.	61,682	2,801
	PetSmart, Inc.	139,106	2,567
	Burger King Holdings Inc.	102,871	2,457
	Scripps Networks
	Interactive	96,489	2,123
*	Discovery
	Communications Inc.
	Class C	152,748	2,045
*	NVR, Inc.	4,421	2,017
*	Urban Outfitters, Inc.	127,114	1,904
*	CarMax, Inc.	239,395	1,886
*	Penn National Gaming, Inc.	79,028	1,690
	Abercrombie & Fitch Co.	61,440	1,417
*	Discovery
	Communications Inc.
	Class A	94,657	1,340
	Nordstrom, Inc.	87,850	1,169
	Weight Watchers
	International, Inc.	38,339	1,128
Harman International
Industries, Inc.		60,069	1,005
*	Lamar Advertising Co.
Class A		78,431	985

	Guess ?, Inc.	61,931	951
*	Interpublic Group
	of Cos., Inc.	181,372	718
*	Sirius XM Radio Inc.	3,111,370	373
*	Clear Channel Outdoor
	Holdings, Inc. Class A	44,013	271
*	CTC Media, Inc.	49,363	237
			90,439
Consumer Staples (4.0%)
	Church & Dwight, Inc.	72,792	4,085
*	Ralcorp Holdings, Inc.	61,425	3,587
	The Estee Lauder Cos. Inc.
	Class A	114,589	3,548
*	Energizer Holdings, Inc.	60,352	3,267
*	Dean Foods Co.	166,440	2,991
*	Hansen Natural Corp.	80,704	2,706
*	Dr. Pepper
	Snapple Group, Inc.	137,780	2,239
	McCormick & Co., Inc.	63,084	2,010
	Brown-Forman Corp.
	Class B	36,946	1,902
	Hormel Foods Corp.	28,387	882
			27,217
Energy (8.1%)
	Noble Corp.	294,014	6,486
	Range Resources Corp.	169,444	5,827
*	Ultra Petroleum Corp.	166,965	5,762
	CONSOL Energy, Inc.	200,125	5,720
*	Cameron International Corp.	237,811	4,875
*	Petrohawk Energy Corp.	270,091	4,222
*	FMC Technologies Inc.	139,200	3,317
*	Denbury Resources, Inc.	269,744	2,946
	ENSCO International, Inc.	101,765	2,889
	Helmerich & Payne, Inc.	74,297	1,690

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Arch Coal, Inc.	101,945	1,661
*	IHS Inc. Class A	39,687	1,485
*	Nabors Industries, Inc.	106,543	1,275
	Massey Energy Co.	91,878	1,267
*	Continental Resources, Inc.	55,166	1,143
*	CNX Gas Corp.	32,808	896
*	Alpha Natural
	Resources, Inc.	49,805	806
	Tidewater Inc.	18,632	750
*	SandRidge Energy, Inc.	117,119	720
	Walter Industries, Inc.	39,404	690
	Rowan Cos., Inc.	43,011	684
*	Quicksilver Resources, Inc.	112,141	625
			55,736
Financials (5.0%)
	Ventas, Inc. REIT	156,090	5,240
*	IntercontinentalExchange Inc.	61,775	5,093
*	Nasdaq Stock Market Inc.	152,888	3,778
*	TD Ameritrade
	Holding Corp.	258,924	3,690
	Brown & Brown, Inc.	130,664	2,731
	Eaton Vance Corp.	119,093	2,502
	SEI Investments Co.	145,647	2,288
	Plum Creek Timber Co. Inc.
	REIT	65,062	2,260
	Jefferies Group, Inc.	123,400	1,735
*	Markel Corp.	5,091	1,522
	TFS Financial Corp.	79,794	1,029
*	The St. Joe Co.	35,100	854
	BOK Financial Corp.	12,834	518
*	CB Richard Ellis Group, Inc.	117,846	510
	Capitol Federal Financial	8,464	386
	Forest City Enterprise
	Class A	24,313	163
			34,299
Health Care (17.6%)
*	Laboratory Corp. of
	America Holdings	121,482	7,825
*	Humana Inc.	184,508	6,878
*	Cephalon, Inc.	74,267	5,722
*	DaVita, Inc.	114,054	5,654
*	Intuitive Surgical, Inc.	42,427	5,388
*	Varian Medical
	Systems, Inc.	136,391	4,779
	DENTSPLY International Inc.	154,286	4,357
*	Life Technologies Corp.	185,400	4,322
*	Waters Corp.	108,138	3,963
*	Hologic, Inc.	279,957	3,659
*	Henry Schein, Inc.	97,638	3,582
*	Illumina, Inc.	132,503	3,452
*	Endo Pharmaceuticals
	Holdings, Inc.	131,413	3,401
	Pharmaceutical Product
	Development, Inc.	117,108	3,397
*	Edwards Lifesciences Corp.	61,428	3,375
*	Myriad Genetics, Inc.	49,874	3,305

*	Vertex Pharmaceuticals, Inc.	105,537	3,206
*	Covance, Inc.	68,856	3,169
*	Millipore Corp.	60,292	3,106
*	ResMed Inc.	82,552	3,094
*	Hospira, Inc.	113,228	3,037
	IMS Health, Inc.	198,688	3,012
	Beckman Coulter, Inc.	67,960	2,986
*	Alexion
	Pharmaceuticals, Inc.	79,747	2,886
*	Cerner Corp.	75,027	2,885
	Perrigo Co.	86,516	2,795
	Techne Corp.	40,124	2,589
*	Coventry Health Care Inc.	160,890	2,394
*	Lincare Holdings, Inc.	79,747	2,148
*	Charles River
	Laboratories, Inc.	73,653	1,930
*	Patterson Companies, Inc.	98,942	1,855
*	Amylin
	Pharmaceuticals, Inc.	149,096	1,618
*	Warner Chilcott Ltd.	108,973	1,580
*	Sepracor Inc.	118,262	1,299
*	Kinetic Concepts, Inc.	59,118	1,134
*	WellCare Health Plans Inc.	45,367	583
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	9,274	395
			120,760
Industrials (22.8%)
	C.H. Robinson
	Worldwide Inc.	185,609	10,213
	Fluor Corp.	195,552	8,774
	Expeditors International of
	Washington, Inc.	232,754	7,744
	Rockwell Collins, Inc.	174,154	6,808
*	Jacobs Engineering
	Group Inc.	133,735	6,433
	Pitney Bowes, Inc.	226,963	5,783
	Cummins Inc.	210,372	5,623
	W.W. Grainger, Inc.	70,792	5,581
	Cooper Industries, Inc.
	Class A	190,082	5,556
*	Iron Mountain, Inc.	209,079	5,171
*	Stericycle, Inc.	93,304	4,859
	Fastenal Co.	137,925	4,807
	The Dun & Bradstreet Corp.	59,612	4,602
	Roper Industries Inc.	97,896	4,250
*	Delta Air Lines Inc.	331,896	3,804
*	Quanta Services, Inc.	190,828	3,778
	Equifax, Inc.	140,108	3,716

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Foster Wheeler Ltd.	157,576	3,684
	Ametek, Inc.	116,589	3,522
	Robert Half
	International, Inc.	161,813	3,369
	Flowserve Corp.	62,687	3,228
*	Alliant Techsystems, Inc.	36,001	3,087
*	Covanta Holding Corp.	134,838	2,961
*	AMR Corp.	274,798	2,932
	KBR Inc.	185,521	2,820
	Joy Global Inc.	118,267	2,707
	Donaldson Co., Inc.	76,791	2,584
*	FTI Consulting, Inc.	54,975	2,456
*	McDermott
	International, Inc.	246,941	2,440
	Ryder System, Inc.	61,322	2,378
*	AGCO Corp.	99,648	2,351
	J.B. Hunt Transport
	Services, Inc.	88,692	2,330
*	Copart, Inc.	79,458	2,160
*	Kansas City Southern	98,754	1,881
	Pall Corp.	65,111	1,851
	Goodrich Corp.	47,571	1,761
*	SunPower Corp. Class A	42,361	1,567
	Bucyrus International, Inc.	81,337	1,506
*	Monster Worldwide Inc.	123,041	1,488
*	Navistar International Corp.	69,499	1,486
*	SunPower Corp. Class B	45,667	1,390
*	Spirit Aerosystems
	Holdings Inc.	56,145	571
	The Manitowoc Co., Inc.	49,624	430
*	USG Corp.	28,125	226
			156,668
Information Technology (19.6%)
*	Fiserv, Inc.	179,206	6,518
*	Cognizant Technology
	Solutions Corp.	318,590	5,754
*	McAfee Inc.	165,277	5,714
*	BMC Software, Inc.	207,600	5,587
	Harris Corp.	146,605	5,578
	Altera Corp.	328,629	5,491
	Linear Technology Corp.	242,008	5,353
*	Autodesk, Inc.	244,656	4,808
*	Citrix Systems, Inc.	199,244	4,696
	Amphenol Corp.	193,153	4,632
*	Affiliated Computer
	Services, Inc. Class A	99,053	4,552
*	FLIR Systems, Inc.	144,473	4,432
	KLA-Tencor Corp.	189,241	4,124
*	VeriSign, Inc.	211,076	4,027
	Microchip Technology, Inc.	201,153	3,929
*	SAIC, Inc.	201,034	3,916
*	Marvell Technology
	Group Ltd.	560,988	3,742
*	salesforce.com, inc.	112,361	3,597
*	Alliance Data
	Systems Corp.	73,501	3,420

*	LAM Research Corp.	137,028	2,916
*	Teradata Corp.	195,007	2,892
*	Trimble Navigation Ltd.	132,087	2,854
	Global Payments Inc.	87,024	2,854
*	Akamai Technologies, Inc.	184,759	2,788
*	Red Hat, Inc.	209,027	2,763
*	Hewitt Associates, Inc.	95,776	2,718
	Total System Services, Inc.	183,565	2,570
*	Mettler-Toledo
	International Inc.	37,343	2,517
	National
	Semiconductor Corp.	249,449	2,512
*	LSI Corp.	699,130	2,300
*	Micron Technology, Inc.	826,682	2,182
*	Nuance
	Communications, Inc.	197,754	2,049
*	Dolby Laboratories Inc.	56,148	1,839
*	DST Systems, Inc.	42,496	1,614
*	SanDisk Corp.	158,894	1,525
*	Novellus Systems, Inc.	107,728	1,329
	Molex, Inc.	69,539	1,008
*	Western Digital Corp.	84,237	965
*	Advanced Micro
	Devices, Inc.	428,892	926
*	NCR Corp.	62,233	880
*	JDS Uniphase Corp.	232,984	850
			134,721
Materials (4.9%)
	Sigma-Aldrich Corp.	137,616	5,813
*	Owens-Illinois, Inc.	182,369	4,984
*	Crown Holdings, Inc.	175,841	3,376
	Airgas, Inc.	81,087	3,162
^	Martin Marietta
	Materials, Inc.	29,382	2,852
*	Pactiv Corp.	92,439	2,300
	CF Industries Holdings, Inc.	37,898	1,863
	Albemarle Corp.	79,451	1,772
	Nalco Holding Co.	152,945	1,765
	Cliffs Natural
	Resources Inc.	57,972	1,485
	FMC Corp.	27,026	1,209
	Allegheny Technologies Inc.	34,331	876
	Celanese Corp. Series A	57,153	710
	Terra Industries, Inc.	34,963	583
	AK Steel Holding Corp.	61,030	569
	Reliance Steel &
	Aluminum Co.	25,095	500
			33,819

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
Telecommunication Services (2.1%)
*	Crown Castle
	International Corp.	296,943	5,220
*	MetroPCS
	Communications Inc.	229,366	3,406
*	NII Holdings Inc.	181,018	3,291
*	Leap Wireless
	International, Inc.	60,150	1,617
*	Level 3
	Communications, Inc.	1,693,560	1,186
			14,720
	Utilities (3.1%)
	Allegheny Energy, Inc.	184,475	6,246
*	NRG Energy, Inc.	244,914	5,714
	Equitable Resources, Inc.	135,807	4,556
	Questar Corp.	123,122	4,025
	Energen Corp.	37,007	1,085
			21,626
	Total Common Stocks
	(Cost $1,020,909)		690,005
Temporary Cash Investment (2.5%)
1,2	Vanguard Market
	Liquidity Fund, 1.378%
	(Cost $17,270)	17,269,554	17,270
	Total Investments (102.8%)
	(Cost $1,038,179)		707,275
Other Assets and Liabilities (–2.8%)
	Other Assets		2,516
	Liabilities[2]		(21,787)
			(19,271)
	Net Assets (100%)		688,004

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,240,298
Overdistributed Net Investment Income	(378)
Accumulated Net Realized Losses	(221,012)
Unrealized Appreciation (Depreciation)	(330,904)
Net Assets	688,004

Investor Shares—Net Assets
Applicable to 20,458,167 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	274,657
Net Asset Value Per Share—
Investor Shares	$13.43

ETF Shares—Net Assets
Applicable to 12,114,143 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	413,347
Net Asset Value Per Share—
ETF Shares	$34.12

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,823,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $5,995,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	4,490
Interest[1]	49
Security Lending	642
Total Income	5,181
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative—Investor Shares	695
Management and Administrative—ETF Shares	250
Marketing and Distribution—Investor Shares	110
Marketing and Distribution—ETF Shares	122
Custodian Fees	183
Auditing Fees	23
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—ETF Shares	31
Trustees’ Fees and Expenses	1
Total Expenses	1,496
Net Investment Income	3,685
Realized Net Gain (Loss)
Investment Securities Sold	(141,509)
Futures Contracts	154
Realized Net Gain (Loss)	(141,355)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(357,531)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(357,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	(495,201)

1  Interest income from an affiliated company of the fund was $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,685	1,393
Realized Net Gain (Loss)	(141,355)	12,048
Change in Unrealized Appreciation (Depreciation)	(357,531)	25,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(495,201)	38,778
Distributions
Net Investment Income
Investor Shares	(1,267)	(640)
ETF Shares	(2,723)	(840)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(3,990)	(1,480)
Capital Share Transactions
Investor Shares	117,345	346,924
ETF Shares	304,432	334,802
Net Increase (Decrease) from Capital Share Transactions	421,777	681,726
Total Increase (Decrease)	(77,414)	719,024
Net Assets
Beginning of Period	765,418	46,394
End of Period[1]	688,004	765,418

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($378,000) and ($73,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

	Year Ended		Aug. 24,
	December 31,		2006[1] to
			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.059	.081[2]	.090
Net Realized and Unrealized Gain (Loss) on Investments	(12.065)	3.686	1.770
Total from Investment Operations	(12.006)	3.767	1.860
Distributions
Dividends from Net Investment Income	(.064)	(.047)	(.080)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.064)	(.047)	(.080)
Net Asset Value, End of Period	$13.43	$25.50	$21.78

Total Return[3]	–47.07%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275	$389	$24
Ratio of Total Expenses to Average Net Assets	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to Average Net Assets	0.37%	0.33%	1.00%[4]
Portfolio Turnover Rate[5]	54%	56%	20%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances under $10,000.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

			Aug. 17,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.214	.275[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	(30.717)	9.378	3.783
Total from Investment Operations	(30.503)	9.653	4.011
Distributions
Dividends from Net Investment Income	(.227)	(.153)	(.211)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.227)	(.153)	(.211)
Net Asset Value, End of Period	$34.12	$64.85	$55.35

Total Return	–47.02%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$413	$377	$22
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.50%	0.44%	1.13%[3]
Portfolio Turnover Rate[4]	54%	56%	20%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $169,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $66,740,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $81,000 of ordinary income available for distribution. The fund had available realized losses of $210,785,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, $48,884,000 through December 31, 2016, and $161,386,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $1,048,405,000. Net unrealized depreciation of investment securities for tax purposes was $341,130,000, consisting of unrealized gains of $16,478,000 on securities that had risen in value since their purchase and $357,608,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $1,302,840,000 of investment securities and sold $878,230,000 of investment securities other than temporary cash investments.

Mid-Cap Growth Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	294,655	14,349	422,163	17,170
Issued in Lieu of Cash Distributions	1,177	92	587	24
Redeemed	(178,487)	(9,222)	(75,826)	(3,067)
Net Increase (Decrease)—Investor Shares	117,345	5,219	346,924	14,127
ETF Shares
Issued	745,420	14,904	469,155	7,510
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(440,988)	(8,600)	(134,353)	(2,100)
Net Increase (Decrease)—ETF Shares	304,432	6,304	334,802	5,410

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Mid-Cap Value Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	265	265	4,593
Median Market Cap	$3.4B	$3.4B	$25.3B
Price/Earnings Ratio	10.7x	10.5x	11.8x
Price/Book Ratio	1.1x	1.1x	1.7x
Yield[3]		3.7%	2.8%
Investor Shares	3.4%
ETF Shares	3.6%
Return on Equity	14.5%	14.5%	20.8%
Earnings Growth Rate	10.5%	10.5%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	45%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.24%
ETF Shares	0.13%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.7%	14.6%	8.9%
Consumer Staples	6.8	6.8	11.2
Energy	8.6	8.6	12.4
Financials	29.9	30.0	15.6
Health Care	3.1	3.1	14.4
Industrials	8.0	8.0	11.2
Information Technology	6.2	6.2	15.2
Materials	7.0	7.0	3.3
Telecommunication
Services	2.8	2.8	3.4
Utilities	12.9	12.9	4.4

Ten Largest Holdings[5] (% of total net assets)

Annaly Capital
Management Inc. REIT	mortgage REITs	1.3%
Noble Energy, Inc.	oil and gas
	exploration	1.3
Xcel Energy, Inc.	multi-utilities	1.2
Vulcan Materials Co.	construction
	materials	1.2
Parker Hannifin Corp.	industrial machinery	1.1
HCP, Inc. REIT	specialized REITs	1.1
Unum Group	life and health
	insurance	1.0
Bunge Ltd.	agricultural products	1.0
People’s United	thrifts and
Financial Inc.	mortgage finance	1.0
Dover Corp.	industrial machinery	1.0
Top Ten		11.2%

Investment Focus

1  MSCI US Mid Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.25% for Investor Shares and 0.12% for ETF Shares.

5  The holdings listed exclude any temporary cash investments and equity index products.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 20061–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2008		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Value Index Fund Investor Shares[2]	–36.64%	–15.06%	$6,810
Dow Jones Wilshire 5000 Index	–37.34	–12.25	7,353
MSCI US Mid Cap Value Index	–36.50	–14.96	6,830
Average Mid-Cap Value Fund[3]	–38.26	–13.90	7,031

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Value Index Fund ETF Shares
Net Asset Value	–36.53%	–15.03%	$6,795
Dow Jones Wilshire 5000 Index	–37.34	–12.30	7,325
MSCI US Mid Cap Value Index	–36.50	–15.04	6,792

1  Performance for the fund and its comparative standards is calculated since the following inception dates: August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

2  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Derived from data provided by Lipper Inc.

Mid-Cap Value Index Fund

Cumulative Returns of ETF Shares: August 17, 2006[1]–December 31, 2008
		Cumulative
	One Year	Since Inception
Mid-Cap Value Index Fund ETF Shares Market Price	–36.48%	–32.11%
Mid-Cap Value Index Fund ETF
Shares Net Asset Value	–36.53	–32.05
MSCI US Mid Cap Value Index	–36.50	–32.08

Fiscal-Year Total Returns (%): August 24, 2006–December 31, 2008

1  Inception date for ETF Shares.

Note: See Financial Highlights tables for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.3%)
Consumer Discretionary (14.7%)
	Genuine Parts Co.	143,225	5,422
	Sherwin-Williams Co.	88,377	5,281
	Mattel, Inc.	319,125	5,106
	VF Corp.	77,122	4,224
	H & R Block, Inc.	145,692	3,310
	Darden Restaurants Inc.	117,406	3,308
	Hasbro, Inc.	112,389	3,278
	Advance Auto Parts, Inc.	84,676	2,849
	Whirlpool Corp.	65,892	2,725
	Limited Brands, Inc.	271,132	2,722
	Newell Rubbermaid, Inc.	245,283	2,399
	BorgWarner, Inc.	102,885	2,240
	Black & Decker Corp.	53,084	2,219
*	Mohawk Industries, Inc.	51,473	2,212
	Leggett & Platt, Inc.	142,285	2,161
	The Stanley Works	62,601	2,135
	Pulte Homes, Inc.	193,678	2,117
	Washington Post Co.
	Class B	5,361	2,092
	D. R. Horton, Inc.	252,232	1,783
	Royal Caribbean
	Cruises, Ltd.	122,853	1,689
	Eastman Kodak Co.	255,105	1,679
	Gannett Co., Inc.	201,924	1,615
	American Eagle
	Outfitters, Inc.	163,974	1,535
*	Expedia, Inc.	173,311	1,428
	Autoliv, Inc.	63,674	1,366
	RadioShack Corp.	110,277	1,317
	General Motors Corp.	400,929	1,283
	Virgin Media Inc.	246,875	1,232
*	The Goodyear Tire &
	Rubber Co.	202,786	1,211
	Centex Corp.	109,387	1,164
*,^	AutoNation, Inc.	117,284	1,159
*	Interpublic Group
	of Cos., Inc.	274,155	1,086
	Wyndham Worldwide Corp.	157,097	1,029
	Foot Locker, Inc.	137,027	1,006
	Lennar Corp. Class A	114,512	993

	Nordstrom, Inc.	71,570	953
	Brinker International, Inc.	89,750	946
	KB Home	67,423	918
	New York Times Co.
	Class A	120,219	881
	WABCO Holdings Inc.	51,863	819
	Williams-Sonoma, Inc.	79,431	624
	Abercrombie & Fitch Co.	26,956	622
*	Discovery
	Communications Inc.
	Class A	41,528	588
			84,726
Consumer Staples (6.8%)
	Bunge Ltd.	107,652	5,573
	Molson Coors Brewing Co.
	Class B	109,974	5,380
	J.M. Smucker Co.	104,438	4,528
	Coca-Cola Enterprises, Inc.	259,089	3,117
	The Pepsi
	Bottling Group, Inc.	122,780	2,764
	SuperValu Inc.	188,012	2,745
*	Constellation Brands, Inc.
	Class A	171,742	2,708
	Tyson Foods, Inc.	256,461	2,247
*	Dr. Pepper
	Snapple Group, Inc.	112,280	1,825
	McCormick & Co., Inc.	51,408	1,638
	Brown-Forman Corp. Class B	30,108	1,550
*	Smithfield Foods, Inc.	109,613	1,542
	Hormel Foods Corp.	42,940	1,335
	Whole Foods Market, Inc.	124,181	1,172
	PepsiAmericas, Inc.	56,342	1,147
			39,271
Energy (8.6%)
	Noble Energy, Inc.	152,865	7,524
	El Paso Corp.	620,681	4,860

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Sunoco, Inc.	103,443	4,496
	BJ Services Co.	260,376	3,039
*	Pride International, Inc.	153,190	2,448
*	Kinder Morgan
	Management, LLC	61,065	2,441
	Cabot Oil & Gas Corp.	91,485	2,379
*	Newfield Exploration Co.	117,016	2,311
*	Plains Exploration &
	Production Co.	95,246	2,214
	Cimarex Energy Co.	73,539	1,969
*	Nabors Industries, Inc.	161,192	1,929
	Pioneer Natural
	Resources Co.	105,920	1,714
	Tesoro Corp.	122,062	1,608
	Patterson-UTI Energy, Inc.	138,653	1,596
	ENSCO International, Inc.	44,399	1,260
*	Forest Oil Corp.	75,495	1,245
*	Exterran Holdings, Inc.	55,309	1,178
	Frontier Oil Corp.	91,951	1,161
	Tidewater Inc.	28,172	1,134
	Rowan Cos., Inc.	65,021	1,034
	Helmerich & Payne, Inc.	32,418	737
	Arch Coal, Inc.	44,731	729
*	Alpha Natural
	Resources, Inc.	21,817	353
	Walter Industries, Inc.	17,038	298
			49,657
Financials (29.9%)
	Annaly Capital
	Management Inc. REIT	476,705	7,565
	HCP, Inc. REIT	221,026	6,138
	Unum Group	305,821	5,688
	People’s United
	Financial Inc.	307,072	5,475
	Everest Re Group, Ltd.	54,605	4,158
	Avalonbay
	Communities, Inc. REIT	68,197	4,131
	W.R. Berkley Corp.	129,748	4,022
	Cincinnati Financial Corp.	136,548	3,969
	Willis Group Holdings Ltd.	149,007	3,707
	Kimco Realty Corp. REIT	202,386	3,700
	Health Care Inc. REIT	85,978	3,628
	Axis Capital Holdings Ltd.	121,870	3,549
	New York Community
	Bancorp, Inc.	289,020	3,457
	Torchmark Corp.	77,215	3,452
	Plum Creek Timber Co. Inc.
	REIT	98,461	3,421
	PartnerRe Ltd.	46,921	3,344
	Host Hotels & Resorts Inc.
	REIT	436,830	3,307
	Federal Realty Investment
	Trust REIT	52,149	3,237
	Fidelity National
	Financial, Inc. Class A	177,818	3,156
	Assurant, Inc.	104,977	3,149

	Regency Centers Corp. REIT	61,936	2,892
	Marshall & Ilsley Corp.	206,683	2,819
*	Reinsurance Group of
	America, Inc.	63,758	2,730
	HCC Insurance
	Holdings, Inc.	101,530	2,716
	Legg Mason Inc.	123,811	2,713
	RenaissanceRe Holdings Ltd.	51,496	2,655
	Comerica, Inc.	133,176	2,644
*	Arch Capital Group Ltd.	37,247	2,611
	Commerce Bancshares, Inc.	56,924	2,502
	Nationwide Health
	Properties, Inc. REIT	85,670	2,460
	Cullen/Frost Bankers, Inc.	47,076	2,386
	Huntington Bancshares Inc.	307,904	2,359
	Zions Bancorp	94,830	2,324
	Old Republic
	International Corp.	194,016	2,313
	Associated Banc-Corp.	107,251	2,245
	Rayonier Inc. REIT	69,598	2,182
	Nationwide Financial
	Services, Inc.	40,827	2,132
	Synovus Financial Corp.	248,406	2,062
	AMB Property Corp. REIT	86,761	2,032
	First American Corp.	69,688	2,013
	Liberty Property Trust REIT	86,813	1,982
	First Horizon National Corp.	181,862	1,922
	White Mountains
	Insurance Group Inc.	7,193	1,921
	City National Corp.	35,992	1,753
	UDR, Inc. REIT	120,413	1,660
	American Financial
	Group, Inc.	66,280	1,516
*	Sovereign Bancorp, Inc.	498,655	1,486
	Camden Property Trust REIT	47,056	1,475
	CIT Group Inc.	321,664	1,460
	Raymond James
	Financial, Inc.	84,780	1,452
	TCF Financial Corp.	104,409	1,426
	Duke Realty Corp. REIT	130,073	1,426
	Weingarten Realty
	Investors REIT	66,907	1,384
	Federated Investors, Inc.	80,462	1,365
	SL Green Realty Corp. REIT	51,475	1,333
*	The St. Joe Co.	53,092	1,291
*	Markel Corp.	4,147	1,240
	Hospitality Properties
	Trust REIT	83,166	1,237
	Popular, Inc.	236,925	1,223
	The Macerich Co. REIT	66,073	1,200

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Janus Capital Group Inc.	141,466	1,136
	Mercury General Corp.	24,230	1,114
	Genworth Financial Inc.	383,354	1,085
	XL Capital Ltd. Class A	269,161	996
	Transatlantic Holdings, Inc.	23,462	940
	Apartment Investment &
	Management Co.
	Class A REIT	75,792	875
	CapitalSource Inc. REIT	171,092	790
	MBIA, Inc.	179,402	730
	American Capital Ltd.	183,251	594
	Capitol Federal Financial	12,787	583
	Developers Diversified
	Realty Corp. REIT	106,472	520
	TFS Financial Corp.	35,006	452
	Allied Capital Corp.	157,814	425
	BOK Financial Corp.	10,445	422
*	CB Richard Ellis Group, Inc.	95,928	414
	Forest City Enterprise
	Class A	36,240	243
	Student Loan Corp.	3,612	148
	National City Corp.	46,990	85
			172,347
Health Care (3.1%)
	AmerisourceBergen Corp.	140,265	5,002
	Omnicare, Inc.	104,608	2,904
*	Mylan Inc.	269,527	2,666
*	King Pharmaceuticals, Inc.	218,188	2,317
*	Vertex Pharmaceuticals, Inc.	46,046	1,399
*	Hospira, Inc.	49,401	1,325
*	Community Health
	Systems, Inc.	84,878	1,238
*	Health Net Inc.	95,007	1,035
			17,886
Industrials (8.1%)
	Parker Hannifin Corp.	148,380	6,312
	Dover Corp.	166,276	5,474
	Rockwell Automation, Inc.	122,429	3,947
	Masco Corp.	326,451	3,633
	Cintas Corp.	122,439	2,844
	Avery Dennison Corp.	84,835	2,777
	Goodrich Corp.	71,981	2,665
	R.R. Donnelley & Sons Co.	185,887	2,524
	Manpower Inc.	70,283	2,389
	Harsco Corp.	74,629	2,066
	Pentair, Inc.	83,184	1,969
	SPX Corp.	47,961	1,945
*	Shaw Group, Inc.	73,886	1,512
	Pall Corp.	53,057	1,508
*	Terex Corp.	86,041	1,490
*	Owens Corning Inc.	68,740	1,189
*	Hertz Global Holdings Inc.	128,616	652
	The Manitowoc Co., Inc.	74,961	649
*	Spirit Aerosystems
	Holdings Inc.	45,687	465
*	USG Corp.	42,758	344

			46,354
Information Technology (6.2%)
*	Computer Sciences Corp.	133,963	4,707
	Xilinx, Inc.	244,702	4,361
	Fidelity National Information
	Services, Inc.	167,936	2,732
	Lender Processing
	Services, Inc.	83,924	2,472
*	Avnet, Inc.	133,138	2,424
*	Synopsys, Inc.	126,443	2,342
*	Lexmark International, Inc.	77,875	2,095
*	Arrow Electronics, Inc.	105,903	1,995
*	Flextronics International Ltd.	741,818	1,899
*	Ingram Micro, Inc. Class A	132,151	1,769
*	Western Digital Corp.	127,438	1,459
*	Tellabs, Inc.	334,331	1,377
*	NCR Corp.	94,132	1,331
	Jabil Circuit, Inc.	158,034	1,067
	Intersil Corp.	109,497	1,006
	Molex, Inc. Class A	66,417	860
*	Cadence Design
	Systems, Inc.	230,384	843
*	SanDisk Corp.	69,716	669
*	Advanced Micro
	Devices, Inc.	187,763	406
			35,814
Materials (7.1%)
	Vulcan Materials Co.	97,222	6,765
	Ball Corp.	81,305	3,381
	Lubrizol Corp.	59,929	2,181
	Eastman Chemical Co.	67,622	2,144
	Sealed Air Corp.	139,938	2,091
	Bemis Co., Inc.	88,214	2,089
	Sonoco Products Co.	88,109	2,041
	International Flavors &
	Fragrances, Inc.	62,589	1,860
	FMC Corp.	40,886	1,829
	MeadWestvaco Corp.	151,200	1,692
	Steel Dynamics, Inc.	150,852	1,687
	Allegheny Technologies Inc.	51,933	1,326
	Martin Marietta
	Materials, Inc.	12,819	1,244
	Cliffs Natural Resources Inc.	47,235	1,210
	Commercial Metals Co.	101,373	1,203
	Celanese Corp. Series A	86,394	1,074
*	Pactiv Corp.	40,562	1,009
	Titanium Metals Corp.	104,179	918
	Terra Industries, Inc.	52,842	881
	CF Industries Holdings, Inc.	16,628	817
*	Domtar Corp.	456,904	763

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Reliance Steel &
	Aluminum Co.	37,709	752
	Ashland, Inc.	61,793	649
	Huntsman Corp.	145,289	500
	AK Steel Holding Corp.	49,533	462
			40,568
Telecommunication Services (2.9%)
	Embarq Corp.	126,143	4,536
	Windstream Corp.	389,131	3,580
	Frontier
	Communications Corp.	279,678	2,444
	CenturyTel, Inc.	86,069	2,352
	Telephone &
	Data Systems, Inc.	47,087	1,495
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	45,815	1,287
*	U.S. Cellular Corp.	16,785	726
			16,420
Utilities (12.9%)
	Xcel Energy, Inc.	381,509	7,077
	DTE Energy Co.	144,367	5,150
	Wisconsin Energy Corp.	103,494	4,345
	CenterPoint Energy Inc.	287,444	3,628
	SCANA Corp.	98,371	3,502
	NSTAR	94,544	3,450
	Pepco Holdings, Inc.	191,382	3,399
	MDU Resources Group, Inc.	154,070	3,325
	Northeast Utilities	137,698	3,313
	Puget Energy, Inc.	114,788	3,130
*	Mirant Corp.	164,354	3,101
	Integrys Energy Group, Inc.	67,648	2,908
	Pinnacle West Capital Corp.	89,168	2,865
	Alliant Energy Corp.	97,768	2,853
	NiSource, Inc.	242,741	2,663
	ONEOK, Inc.	87,820	2,557
	TECO Energy, Inc.	188,312	2,326
	DPL Inc.	100,565	2,297
	NV Energy Inc.	207,212	2,049
	National Fuel Gas Co.	64,909	2,034
	CMS Energy Corp.	199,613	2,016
*	Reliant Energy, Inc.	308,617	1,784
	Questar Corp.	53,717	1,756
	American
	Water Works Co., Inc.	56,639	1,183
*	Dynegy, Inc.	444,892	890
	Energen Corp.	30,148	884
			74,485
Total Common Stocks
(Cost $786,897)			577,528
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1,2	Vanguard Market
	Liquidity Fund, 1.378%	1,042,042	1,042

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
3 Federal Home Loan
Mortgage Corp.
1.307%, 4/14/09	100	100
Total Temporary Cash Investments
(Cost $1,142)		1,142
Total Investments (100.5%)
(Cost $788,039)		578,670
Other Assets and Liabilities (–0.5%)
Other Assets		5,007
Liabilities[2]		(7,838)
		(2,831)
Net Assets (100%)		575,839

Mid-Cap Value Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	891,564
Undistributed Net Investment Income	406
Accumulated Net Realized Losses	(106,762)
Unrealized Appreciation (Depreciation)	(209,369)
Net Assets	575,839

Investor Shares—Net Assets
Applicable to 16,769,236 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	216,721
Net Asset Value Per Share—
Investor Shares	$12.92

ETF Shares—Net Assets
Applicable to 10,950,345 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	359,118
Net Asset Value Per Share—
ETF Shares	$32.80

•  See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $656,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $664,000 of collateral received for securities on loan.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	15,268
Interest[1]	27
Security Lending	288
Total Income	15,583
Expenses
The Vanguard Group—Note B
Investment Advisory Services	52
Management and Administrative—Investor Shares	355
Management and Administrative—ETF Shares	147
Marketing and Distribution—Investor Shares	57
Marketing and Distribution—ETF Shares	82
Custodian Fees	136
Auditing Fees	26
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—ETF Shares	25
Trustees’ Fees and Expenses	1
Total Expenses	894
Net Investment Income	14,689
Realized Net Gain (Loss)
Investment Securities Sold	(66,653)
Futures Contracts	(11)
Realized Net Gain (Loss)	(66,664)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(173,106)
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	(173,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(225,086)

1  Interest income from an affiliated company of the fund was $26,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,689	8,580
Realized Net Gain (Loss)	(66,664)	(2,661)
Change in Unrealized Appreciation (Depreciation)	(173,111)	(40,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	(225,086)	(34,745)
Distributions
Net Investment Income
Investor Shares	(5,334)	(3,809)
ETF Shares	(9,346)	(4,390)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(14,680)	(8,199)
Capital Share Transactions
Investor Shares	116,809	149,699
ETF Shares	288,413	192,161
Net Increase (Decrease) from Capital Share Transactions	405,222	341,860
Total Increase (Decrease)	165,456	298,916
Net Assets
Beginning of Period	410,383	111,467
End of Period[1]	575,839	410,383

1  Net Assets—End of Period includes undistributed net investment income of $406,000 and $397,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

			Aug. 24,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.466[2]	.427	.140
Net Realized and Unrealized Gain (Loss) on Investments	(8.156)	(1.407)	2.340
Total from Investment Operations	(7.690)	(.980)	2.480
Distributions
Dividends from Net Investment Income	(.340)	(.410)	(.140)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.340)	(.410)	(.140)
Net Asset Value, End of Period	$12.92	$20.95	$22.34

Total Return[3]	–36.64%	–4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$195	$65
Ratio of Total Expenses to Average Net Assets	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to Average Net Assets	2.73%	2.48%	2.50%[4]
Portfolio Turnover Rate[5]	45%	46%	16%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

			Aug. 17,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	1.261[2]	1.133	.373
Net Realized and Unrealized Gain (Loss) on Investments	(20.716)	(3.553)	5.661
Total from Investment Operations	(19.455)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(.905)	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.905)	(1.090)	(.364)
Net Asset Value, End of Period	$32.80	$53.16	$56.67

Total Return	–36.53%	–4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$359	$215	$46
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.86%	2.59%	2.63%[3]
Portfolio Turnover Rate[4]	45%	46%	16%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Mid-Cap Value Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $137,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $22,788,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $720,000 of ordinary income available for distribution. The fund had available realized losses of $96,856,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, $47,840,000 through December 31, 2016, and $48,615,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $797,945,000. Net unrealized depreciation of investment securities for tax purposes was $219,275,000, consisting of unrealized gains of $9,829,000 on securities that had risen in value since their purchase and $229,104,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $826,557,000 of investment securities and sold $417,134,000 of investment securities other than temporary cash investments.

Mid-Cap Value Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	195,334	11,939	230,376	9,922
Issued in Lieu of Cash Distributions	4,764	386	3,464	167
Redeemed	(83,289)	(4,876)	(84,141)	(3,692)
Net Increase (Decrease)—Investor Shares	116,809	7,449	149,699	6,397
ETF Shares
Issued	475,011	11,404	297,171	5,033
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(186,598)	(4,500)	(105,010)	(1,800)
Net Increase (Decrease)—ETF Shares	288,413	6,904	192,161	3,233

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	578,570
Level 2—Other significant observable inputs	100
Level 3—Significant unobservable inputs	—
Total	578,670

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

Special 2008 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Extended Market	114,768
Mid-Cap	213,958
Mid-Cap Growth	3,990
Mid-Cap Value	11,136

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	67.6%
Mid-Cap	74.7
Mid-Cap Growth	100.0
Mid-Cap Value	71.2

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares[1]
Returns Before Taxes	38.73%	–0.89%	1.62%
Returns After Taxes on Distributions	–38.95	–1.13	0.66
Returns After Taxes on Distributions and Sale of Fund Shares	–25.04	–0.77	1.04

Mid-Cap Index Fund Investor Shares[1]
Returns Before Taxes	–41.82%	–0.80%	4.08%
Returns After Taxes on Distributions	–42.04	–1.03	3.13
Returns After Taxes on Distributions and Sale of Fund Shares	–27.01	–0.66	3.04

1  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2008
	One	Since
	Year	Inception[1]
Mid-Cap Growth Index Fund Investor Shares[2]
Returns Before Taxes	–47.07%	–15.19%
Returns After Taxes on Distributions	–47.11	–15.25
Returns After Taxes on Distributions and Sale of Fund Shares	–30.55	–12.66

Mid-Cap Value Index Fund Investor Shares[2]
Returns Before Taxes	–36.64%	–15.06%
Returns After Taxes on Distributions	–36.98	–15.43
Returns After Taxes on Distributions and Sale of Fund Shares	–23.58	–12.60

1  August 24, 2006.

2  Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on the next page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$661.27	$1.09
Admiral Shares	1,000.00	661.74	0.46
Signal Shares	1,000.00	661.94	0.46
Institutional Shares	1,000.00	662.24	0.25
ETF Shares	1,000.00	662.13	0.34
Mid-Cap
Investor Shares	$1,000.00	$631.68	$0.95
Admiral Shares	1,000.00	631.72	0.49
Signal Shares	1,000.00	631.94	0.49
Institutional Shares	1,000.00	631.85	0.29
ETF Shares	1,000.00	631.74	0.49
Mid-Cap Growth
Investor Shares	$1,000.00	$564.44	$1.03
ETF Shares	1,000.00	564.66	0.47
Mid-Cap Value
Investor Shares	$1,000.00	$701.26	$1.11
ETF Shares	1,000.00	701.91	0.51

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.26% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares; for the Mid-Cap Value Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.80	0.41
Mid-Cap
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.60	0.61
Mid-Cap Growth
Investor Shares	$1,000.00	$1,023.89	$1.33
ETF Shares	1,000.00	1,024.60	0.61
Mid-Cap Value
Investor Shares	$1,000.00	$1,023.89	$1.33
ETF Shares	1,000.00	1,024.60	0.61

1  Amounts in this table are calculated in the manner described in the footnote on the preceding page.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director, and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	James M. Norris
Mortimer J. Buckley	Ralph K. Packard
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Michael S. Miller

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

Standard & Poor’s® and S&P® are trademarks of
The McGraw-Hill Companies, Inc., and have been
licensed for use by The Vanguard Group, Inc. Vanguard
mutual funds are not sponsored, endorsed, sold, or
promoted by Standard & Poor’s, and Standard & Poor’s
makes no representation regarding the advisability of
investing in the funds.
© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022009

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (11.8%)
*	O’Reilly Automotive, Inc.	734,794	22,588
	Cablevision Systems NY Group Class A	1,281,480	21,580
	Ross Stores, Inc.	712,022	21,168
*	Dollar Tree, Inc.	494,479	20,669
	DeVry, Inc.	336,908	19,342
*	Time Warner Cable, Inc.	855,053	18,341
	Advance Auto Parts, Inc.	519,611	17,485
*	Liberty Global, Inc. Series C	1,135,210	17,233
	Strayer Education, Inc.	77,708	16,661
*	ITT Educational Services, Inc.	171,428	16,282
*	Priceline.com, Inc.	220,210	16,218
*	Toll Brothers, Inc.	711,958	15,257
	BorgWarner, Inc.	634,470	13,812
*	NVR, Inc.	29,568	13,490
*	Mohawk Industries, Inc.	306,869	13,186
	PetSmart, Inc.	694,647	12,816
*	DISH Network Corp.	1,152,784	12,784
	Wendy’s/Arby’s Group, Inc.	2,285,727	11,292
*	Discovery Communications Inc. Class C	835,639	11,189
*	DreamWorks Animation SKG, Inc.	435,203	10,993
	American Eagle Outfitters, Inc.	1,125,565	10,535
*	Discovery Communications Inc. Class A	713,894	10,109
*,^	MGM Mirage, Inc.	710,859	9,781
*,^	Chipotle Mexican Grill, Inc.	154,357	9,567
*,^	CarMax, Inc.	1,206,822	9,510
*	Urban Outfitters, Inc.	623,016	9,333
*	LKQ Corp.	768,018	8,955
*,^	Panera Bread Co.	167,350	8,742
*	Liberty Global, Inc. Class A	541,104	8,614
	John Wiley & Sons Class A	237,399	8,447
*	Marvel Entertainment, Inc.	267,464	8,225
*	Penn National Gaming, Inc.	365,433	7,813
	Aaron Rents, Inc.	290,181	7,725
	Royal Caribbean Cruises, Ltd.	559,894	7,699
	Tupperware Brands Corp.	339,096	7,697
*	Corinthian Colleges, Inc.	468,502	7,669
*	WMS Industries, Inc.	273,575	7,359
*	Bally Technologies Inc.	301,119	7,236
	Burger King Holdings Inc.	302,827	7,232
*	Career Education Corp.	403,055	7,231
	Service Corp. International	1,401,362	6,965
*,^	Netflix.com, Inc.	231,332	6,915
*	Jack in the Box Inc.	310,805	6,866
	Gentex Corp.	767,841	6,780
*	Dick’s Sporting Goods, Inc.	470,514	6,639
*	Hanesbrands Inc.	517,573	6,599
*	Rent-A-Center, Inc.	369,275	6,518
*	Tractor Supply Co.	174,496	6,306
*	Scientific Games Corp.	359,323	6,303
	Foot Locker, Inc.	857,033	6,291
	MDC Holdings, Inc.	202,832	6,146
	Matthews International Corp.	167,369	6,139

*	Carter’s, Inc.	311,428	5,998
	Brinker International, Inc.	562,315	5,927
*	Aeropostale, Inc.	365,127	5,879
	Weight Watchers International, Inc.	197,092	5,798
*	Deckers Outdoor Corp.	72,263	5,772
	Phillips-Van Heusen Corp.	284,891	5,735
	Hillenbrand Inc.	343,400	5,728
	Wolverine World Wide, Inc.	270,752	5,697
	Choice Hotels International, Inc.	187,986	5,651
*,^	Lamar Advertising Co. Class A	420,207	5,278
	Polaris Industries, Inc.	180,125	5,161

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Guess ?, Inc.	333,360	5,117
*	Brink’s Home Security Holdings, Inc.	231,204	5,068
*	The Warnaco Group, Inc.	256,643	5,038
	Interactive Data Corp.	202,538	4,995
*	Jarden Corp.	423,517	4,870
*,^	Under Armour, Inc.	201,609	4,806
^	Pool Corp.	265,214	4,766
*	Capella Education Co.	78,589	4,618
*,^	Vail Resorts Inc.	170,736	4,542
	Regal Entertainment Group Class A	442,482	4,518
	International Speedway Corp.	155,245	4,460
*	The Gymboree Corp.	160,606	4,190
	Ryland Group, Inc.	236,445	4,178
*	Collective Brands, Inc.	352,849	4,135
*	Fossil, Inc.	246,177	4,111
*	Chico’s FAS, Inc.	981,277	4,102
*	Sonic Corp.	334,770	4,074
	Men’s Wearhouse, Inc.	285,621	3,867
	Williams-Sonoma, Inc.	480,262	3,775
*	Las Vegas Sands Corp.	592,021	3,511
*,^	J. Crew Group, Inc.	286,991	3,501
	Bob Evans Farms, Inc.	170,995	3,493
	Regis Corp.	239,069	3,474
*,^	Saks Inc.	788,157	3,452
*	The Cheesecake Factory Inc.	332,620	3,359
	Callaway Golf Co.	358,136	3,327
	Sotheby’s	373,908	3,324
	OfficeMax, Inc.	420,536	3,213
*,^	Morningstar, Inc.	90,376	3,208
*	JAKKS Pacific, Inc.	152,736	3,151
*	Iconix Brand Group Inc.	321,614	3,145
	Barnes & Noble, Inc.	205,208	3,078
*	CEC Entertainment Inc.	126,225	3,061
*	Coinstar, Inc.	156,506	3,053
*	Timberland Co.	261,083	3,016
^	Tempur-Pedic International Inc.	414,816	2,941
*	K12 Inc.	156,576	2,936
*	The Children’s Place Retail Stores, Inc.	133,567	2,896
	The Buckle, Inc.	130,725	2,852
*	99 Cents Only Stores	259,761	2,839
*	P.F. Chang’s China Bistro, Inc.	132,239	2,769
*	The Dress Barn, Inc.	249,753	2,682
*,^	Jos. A. Bank Clothiers, Inc.	101,337	2,650
	Monro Muffler Brake, Inc.	103,201	2,632
	CKE Restaurants Inc.	298,944	2,595
	Thor Industries, Inc.	196,605	2,591
*	Sally Beauty Co. Inc.	453,730	2,582
	Cracker Barrel Old Country Store Inc.	124,060	2,554
*	Pinnacle Entertainment, Inc.	331,899	2,549
*,^	Buffalo Wild Wings Inc.	99,017	2,540
*,^	Life Time Fitness, Inc.	194,395	2,517
*	Hibbett Sports Inc.	158,005	2,482
	Cato Corp. Class A	163,528	2,469
	Jackson Hewitt Tax Service Inc.	157,374	2,469
*	Gaylord Entertainment Co.	226,277	2,453

	Columbia Sportswear Co.	69,256	2,450
*	Live Nation, Inc.	425,414	2,442
*	Helen of Troy Ltd.	139,020	2,413
^	NutriSystem, Inc.	164,063	2,394
	Fred’s, Inc.	221,788	2,386
	Churchill Downs, Inc.	58,873	2,380
	National CineMedia Inc.	233,278	2,365
*	Skechers U.S.A., Inc.	184,016	2,359
	UniFirst Corp.	79,332	2,355
*	American Public Education, Inc.	62,984	2,342
*	PetMed Express, Inc.	130,953	2,309

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Ethan Allen Interiors, Inc.	158,769	2,282
*	Hot Topic, Inc.	244,382	2,265
*	Universal Technical Institute Inc.	131,742	2,262
*	Texas Roadhouse, Inc.	291,177	2,257
*	Fuel Systems Solutions, Inc.	68,308	2,238
*	Papa John’s International, Inc.	119,960	2,211
*	Exide Technologies	417,850	2,210
*	Jo-Ann Stores, Inc.	140,561	2,177
*	Pre-Paid Legal Services, Inc.	58,185	2,170
*	Steven Madden, Ltd.	99,161	2,114
*,^	Sirius XM Radio Inc.	17,576,895	2,109
*	Meritage Corp.	170,144	2,071
	National Presto Industries, Inc.	26,795	2,063
	Brunswick Corp.	485,260	2,043
	Cooper Tire & Rubber Co.	325,925	2,008
	Scholastic Corp.	147,418	2,002
	Brown Shoe Co., Inc.	235,352	1,993
*,^	Blue Nile Inc.	80,831	1,980
	American Greetings Corp. Class A	261,161	1,977
*	Peet’s Coffee & Tea Inc.	84,524	1,965
	Arbitron Inc.	146,351	1,944
*	AnnTaylor Stores Corp.	316,909	1,829
	Genesco, Inc.	106,396	1,800
	Penske Automotive Group Inc.	228,112	1,752
*	California Pizza Kitchen, Inc.	162,068	1,737
	Stage Stores, Inc.	209,799	1,731
*	thinkorswim Group, Inc.	306,737	1,724
	K-Swiss, Inc.	149,779	1,707
	Finish Line, Inc.	303,760	1,701
*	Ascent Media Corp.	77,666	1,696
	Speedway Motorsports, Inc.	101,540	1,636
	World Wrestling Entertainment, Inc.	143,070	1,585
	The Marcus Corp.	97,374	1,580
	Stewart Enterprises, Inc. Class A	507,628	1,528
*	Red Robin Gourmet Burgers, Inc.	90,199	1,518
*	Chipotle Mexican Grill, Inc. Class B	26,200	1,501
*	HSN,Inc.	204,559	1,487
	Dillard’s Inc.	368,865	1,464
	Harte-Hanks, Inc.	233,905	1,460
	Boyd Gaming Corp.	303,672	1,436
*	The Wet Seal, Inc. Class A	481,201	1,429
*	Charming Shoppes, Inc.	584,171	1,425
*	Mediacom Communications Corp.	329,824	1,418
*	Clear Channel Outdoor Holdings, Inc. Class A	229,284	1,410
*,^	Blockbuster Inc. Class A	1,077,843	1,358
*	Ticketmaster Entertainment Inc.	211,055	1,355
	Group 1 Automotive, Inc.	124,452	1,340
	Superior Industries International, Inc.	121,989	1,283
*,^	Cabela’s Inc.	213,506	1,245
	Christopher & Banks Corp.	220,542	1,235
	bebe stores, inc.	164,816	1,231
	Ameristar Casinos, Inc.	141,863	1,226
*	Stamps.com Inc.	124,585	1,225
*	RC2 Corp.	114,134	1,218

*	RCN Corp.	204,629	1,207
	Spartan Motors, Inc.	252,540	1,195
*	Drew Industries, Inc.	98,631	1,184
*	Midas Inc.	112,309	1,178
	Ambassadors Group, Inc.	127,500	1,173
*	Denny’s Corp.	585,941	1,166
	ArvinMeritor, Inc.	408,720	1,165
*	Shuffle Master, Inc.	232,817	1,155
^	Landry’s Restaurants, Inc.	98,451	1,142
*	Standard Pacific Corp.	641,246	1,141
	Blyth, Inc.	144,945	1,136
*	Universal Electronics, Inc.	69,692	1,130

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*,^	Raser Technologies, Inc.	295,627	1,103
*,^	True Religion Apparel, Inc.	88,141	1,096
	Liz Claiborne, Inc.	418,280	1,088
*	Volcom, Inc.	98,799	1,077
*	Rentrak Corp.	89,224	1,052
*	Interval Leisure Group, Inc.	195,133	1,052
	Movado Group, Inc.	110,867	1,041
*	Steinway Musical Instruments Inc.	59,422	1,040
	CKX, Inc.	281,176	1,032
	Weyco Group, Inc.	30,980	1,024
*	Quiksilver, Inc.	546,680	1,006
*	Cox Radio, Inc.	166,646	1,002
	The Pep Boys (Manny, Moe & Jack)	232,965	962
*	Steak n Shake Co.	160,162	953
*	Domino’s Pizza, Inc.	199,461	939
	Winnebago Industries, Inc.	155,379	937
*	Hawk Corp. Class A	56,343	935
*	Maidenform Brands, Inc.	92,100	935
^	DineEquity, Inc.	80,822	934
*	Charlotte Russe Holding Inc.	143,814	933
*,^	Overstock.com, Inc.	86,327	931
	Cinemark Holdings Inc.	125,096	929
*	Cavco Industries, Inc.	33,650	905
	Cherokee Inc.	51,801	899
	Modine Manufacturing Co.	173,721	846
*	Nobel Learning Communities, Inc.	61,943	839
	Haverty Furniture Cos., Inc.	88,967	830
*	Tween Brands, Inc.	187,364	809
*	Dorman Products, Inc.	61,021	805
	CSS Industries, Inc.	45,356	805
*	Coldwater Creek Inc.	279,608	797
*	BJ’s Restaurants Inc.	73,585	793
*	Unifi, Inc.	280,571	791
	Marine Products Corp.	139,733	785
*	Citi Trends Inc.	53,019	780
*	hhgregg, Inc.	89,768	779
*	Entravision Communications Corp.	494,068	771
	Hearst-Argyle Television Inc.	125,941	763
*	Core-Mark Holding Co., Inc.	35,309	760
*	Shutterfly, Inc.	108,672	760
*	Morgans Hotel Group	162,596	758
*	1-800-FLOWERS.COM, Inc.	196,803	752
	Sinclair Broadcast Group, Inc.	240,352	745
	Oxford Industries, Inc.	83,754	735
*	Tenneco Automotive, Inc.	248,821	734
*	Zumiez Inc.	97,811	729
*	Audiovox Corp.	143,130	717
*	Amerigon Inc.	218,180	711
	American Axle & Manufacturing Holdings, Inc.	243,123	703
*	AFC Enterprises, Inc.	148,633	697
^	Warner Music Group Corp.	228,650	691
	Systemax Inc.	64,019	690
*,^	The Princeton Review, Inc.	139,455	688
	M/I Homes, Inc.	64,410	679
*	TRW Automotive Holdings Corp.	185,331	667

*	Learning Tree International, Inc.	77,851	663
*	Sturm, Ruger & Co., Inc.	108,812	650
*	Dolan Media Co.	96,547	636
*,^	Crown Media Holdings, Inc.	222,490	634
	Sonic Automotive, Inc.	158,888	632
*	Ulta Salon, Cosmetics & Fragrance, Inc.	76,058	630
	Sealy Corp.	250,422	629
*	iRobot Corp.	68,215	616
*	America’s Car-Mart, Inc.	44,567	615
*	Knology, Inc.	117,595	607
*	Monarch Casino & Resort, Inc.	51,748	603

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	La-Z-Boy Inc.	273,891	594
*,^	Zale Corp.	174,411	581
	Furniture Brands International Inc.	259,892	574
*	Pacific Sunwear of California, Inc.	359,716	572
	Big 5 Sporting Goods Corp.	109,366	570
*,^	DSW Inc. Class A	45,718	570
	Asbury Automotive Group, Inc.	124,054	567
	Kenneth Cole Productions, Inc.	79,752	565
	Stanley Furniture Co., Inc.	69,439	550
	Skyline Corp.	27,267	545
*	Franklin Covey Co.	88,883	538
*	Destination Maternity Corp.	67,520	530
*,^	Martha Stewart Living Omnimedia, Inc.	203,327	529
	Fisher Communications, Inc.	25,186	520
	Journal Communications, Inc.	208,315	510
	Belo Corp. Class A	325,673	508
*,^	Bidz.com, Inc.	110,291	507
*	Nautilus Inc.	229,524	507
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	582,640	495
*	Gaiam, Inc.	105,348	487
*	Palm Harbor Homes, Inc.	97,586	486
	Frisch’s Restaurants, Inc.	25,701	484
*	Lumber Liquidators, Inc.	44,905	474
*	Orbitz Worldwide, Inc.	117,855	457
*	Leapfrog Enterprises, Inc.	129,971	455
	Talbots Inc.	188,162	450
*,^	Rocky Brands Inc	113,776	449
*	Krispy Kreme Doughnuts, Inc.	267,459	449
*	Luby’s, Inc.	106,375	446
*	Shoe Carnival, Inc.	46,656	446
	PRIMEDIA Inc.	204,545	444
*	Federal-Mogul Corp.	103,586	438
*	Cumulus Media Inc.	173,911	433
*	MarineMax, Inc.	127,091	431
	Books-a-Million Inc.	168,904	431
*	Outdoor Channel Holdings Inc.	57,165	428
*	Rubio’s Restaurants, Inc.	118,426	423
*,^	Forward Industries, Inc.	188,728	421
*	Build-A-Bear-Workshop, Inc.	86,589	421
*	Coachmen Industries, Inc.	220,894	406
*	Youbet.com, Inc.	467,035	406
*	Bluegreen Corp.	129,358	405
*	Smith & Wesson Holding Corp.	177,144	402
^	Brookfield Homes Corp.	89,023	385
*	drugstore.com, Inc.	298,346	370
	Lakes Entertainment, Inc.	89,413	359
*,^	Conn’s, Inc.	41,416	351
*	Ruby Tuesday, Inc.	208,798	326
*	Hollywood Media Corp.	321,267	321
*	Dana Holding Corp.	432,753	320
*	Perry Ellis International Corp.	50,145	318
*,^	Isle of Capri Casinos, Inc.	99,158	317
*,^	Crocs, Inc.	253,353	314
*	Champion Enterprises, Inc.	544,215	305
*,^	American Apparel, Inc.	150,280	299

*	G-III Apparel Group, Ltd.	46,457	297
	AH Belo Corp.	134,709	294
*	Russ Berrie and Co., Inc.	97,425	289
*	New York & Co., Inc.	122,895	285
*	Tuesday Morning Corp.	174,568	285
*	Stein Mart, Inc.	247,439	280
	Lithia Motors, Inc.	85,377	278
*	Saga Communications, Inc.	167,742	277
*	MTR Gaming Group Inc.	164,685	277
*	Multimedia Games Inc.	116,070	276
*	Playboy Enterprises, Inc. Class B	126,112	272

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Bassett Furniture Industries, Inc.	80,407	269
*	Tandy Leather Factory, Inc.	121,205	261
*	Lear Corp.	183,502	259
	Strattec Security Corp.	15,593	257
*	Hayes Lemmerz International, Inc.	564,939	254
	Dover Motorsports, Inc.	194,085	252
*	Gaming Partners International	48,997	251
	Dover Downs Gaming & Entertainment, Inc.	76,182	242
	Arctic Cat, Inc.	50,072	240
	Hooker Furniture Corp.	30,800	236
*	Trans World Entertainment Corp.	179,907	236
*	Stoneridge, Inc.	50,516	230
*	A.C. Moore Arts & Crafts, Inc.	162,806	228
	Sport Supply Group Inc.	31,490	220
	Flexsteel Industries, Inc.	32,181	215
*	Red Lion Hotels Corp.	90,200	215
*	Famous Dave’s of America, Inc.	72,918	211
*,^	Empire Resorts Inc.	192,357	210
*	Perfumania Holdings, Inc.	38,691	209
*	Kirkland’s, Inc.	77,713	206
	E.W. Scripps Co. Class A	92,933	205
*	West Marine, Inc.	48,185	204
*	Insignia Systems, Inc.	214,549	195
*,^	VCG Holding Corp	129,258	194
*	4Kids Entertainment Inc.	96,964	190
*	REX Stores Corp.	23,108	186
*	Cache, Inc.	91,781	185
*	Pomeroy IT Solutions, Inc.	57,309	179
^	The McClatchy Co. Class A	222,844	178
	Libbey, Inc.	141,117	176
	Heelys Inc.	76,770	174
*	Town Sports International Holdings, Inc.	54,278	173
	CPI Corp.	48,667	170
	Standard Motor Products, Inc.	48,730	169
	Nobility Homes, Inc.	20,807	165
*	Lodgian, Inc.	77,000	164
*	Culp, Inc.	82,428	163
*	McCormick & Schmick’s Seafood Restaurants, Inc.	40,173	162
	Shiloh Industries, Inc.	53,686	161
	O’Charley’s Inc.	79,789	160
*	Lin TV Corp.	142,434	155
	Beasley Broadcast Group, Inc.	85,961	155
*	Delta Apparel, Inc.	40,646	148
*	Mac-Gray Corp.	22,799	148
*,^	LodgeNet Interactive Corp.	203,267	142
*	Lincoln Educational Services	10,635	141
	Lifetime Brands, Inc.	39,254	139
*	Joe’s Jeans, Inc.	389,951	137
*	Design Within Reach Inc.	198,052	135
*	Carrols Restaurant Group Inc.	49,616	134
*	Ruth’s Hospitality Group Inc.	94,882	131
*	Alloy, Inc.	30,775	130
*	Visteon Corp.	371,210	130
*	DEI Holdings, Inc.	322,343	129
	ARK Restaurants Corp.	11,003	126

*	Interstate Hotels & Resorts, Inc.	170,801	118
*	MKTG Inc.,	93,399	117
*	Riviera Holdings Corp.	38,655	116
*	Benihana Inc. Class A	54,980	115
*	Casual Male Retail Group, Inc.	219,326	114
	Collectors Universe, Inc.	38,822	114
*	R.H. Donnelley Corp.	301,690	112
*	Rockford Corp.	168,328	108
	J. Alexander’s Corp.	45,600	107
	Craftmade International, Inc.	57,419	99
*	Harris Interactive Inc.	149,054	97

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Emerson Radio Corp.	146,755	97
*	Premier Exhibitions Inc.	86,968	96
*	Global Traffic Network, Inc.	16,235	95
*	Century Casinos, Inc.	91,400	94
*	Franklin Electronic Publishers, Inc.	109,761	91
*	Citadel Broadcasting Corp.	555,034	89
*	WPT Enterprises Inc.	193,572	83
*,^	Jamba Inc.	189,850	82
*	Syms Corp.	9,144	81
*	Beazer Homes USA, Inc.	50,958	81
*	Concord Camera Corp.	32,844	80
*	Silverleaf Resorts, Inc.	107,300	76
*,^	Playboy Enterprises, Inc. Class A	22,850	72
*	Great Wolf Resorts, Inc.	46,870	72
*,^	Charter Communications, Inc.	875,682	72
*	New Motion, Inc.	60,487	70
	Escalade, Inc.	91,854	69
*	Duckwall-ALCO Stores, Inc.	6,717	66
*	Nexstar Broadcasting Group, Inc.	128,675	66
*	Rick’s Cabaret International, Inc.	16,335	65
*	Carriage Services, Inc.	32,285	65
*,^	The Walking Co. Holdings, Inc.	29,163	58
*	Benihana Inc.	27,540	58
*,^	Ambassadors International, Inc.	77,088	56
*	Hallwood Group Inc.	1,600	52
*	Hovnanian Enterprises Inc. Class A	30,498	52
*	The Dixie Group, Inc.	32,160	49
*,^	Gander Mountain Co.	21,005	49
*,^	Caribou Coffee Co.	35,776	49
*	Proliance International Inc.	133,284	48
*	Blockbuster Inc. Class B	73,732	48
	Borders Group, Inc.	116,701	47
^	Orleans Homebuilders, Inc.	39,354	46
*,^	Radio One, Inc.	102,984	46
*	Navarre Corp.	112,691	45
	Aaron Rents, Inc. Class A	2,025	44
*	ValueVision Media, Inc.	134,078	44
*	Morton’s Restaurant Group Inc.	15,060	43
^	Bon-Ton Stores, Inc.	41,606	43
*	Six Flags, Inc.	134,016	42
*	Bakers Footwear Group Inc.	69,383	40
*	Cavalier Homes, Inc.	34,901	36
*,^	Charles & Colvard Ltd.	179,486	36
*	NTN Communications, Inc.	273,189	36
	Johnson Outdoors Inc.	7,174	35
*,^	Bluefly, Inc.	44,063	32
*	Golfsmith International Holdings, Inc.	43,811	31
*	InfoSonics Corp.	122,486	31
^	Lee Enterprises, Inc.	74,461	31
	Aldila, Inc.	12,499	30
*,^	Nitches Inc.	136,011	27
*	Emmis Communications, Inc.	77,425	27
	Noble International, Ltd.	60,630	27
*	Williams Controls, Inc.	3,442	25

*,^	Amerityre Corp.	99,178	24
*	Fairchild Corp.	79,335	24
*	Regent Communications, Inc.	260,556	23
*	Nexcen Brands, Inc.	163,997	18
*	Pier 1 Imports Inc.	44,873	17
*	Select Comfort Corp.	53,488	13
*	Meade Instruments Corp.	115,979	13
*	California Coastal Communities, Inc.	24,348	12
*	Cost Plus, Inc.	12,943	12
*	ILX Resorts Inc.	18,700	11
*	Eddie Bauer Holding, Inc.	17,889	9
*	Nathan’s Famous Inc	700	9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Fleetwood Enterprises, Inc.	82,660	8
*	SPEEDUS Corp.	19,899	8
	Monaco Coach Corp.	14,781	8
	Entercom Communications Corp.	4,931	6
*,^	Source Interlink Cos., Inc.	44,957	6
*	Tarragon Corp.	71,044	6
*	SPAR Group, Inc.	7,650	5
	Gray Television, Inc.	6,951	3
*	Spanish Broadcasting System, Inc.	10,335	1
*	Radio One, Inc. Class D	3,455	1
*	Singing Machine Co., Inc.	6,000	1
*	Medialink Worldwide, Inc.	1,500	—
*,^	Gadzooks, Inc.	92,160	—
			1,054,270
Consumer Staples (3.6%)
	Bunge Ltd.	665,647	34,461
	Church & Dwight, Inc.	382,652	21,474
*	Ralcorp Holdings, Inc.	307,497	17,958
*	Energizer Holdings, Inc.	318,562	17,247
*	Hansen Natural Corp.	403,369	13,525
	Hormel Foods Corp.	382,833	11,898
	Corn Products International, Inc.	407,202	11,748
	Alberto-Culver Co.	465,654	11,413
*	BJ’s Wholesale Club, Inc.	321,958	11,030
	Flowers Foods, Inc.	434,646	10,588
*,^	Smithfield Foods, Inc.	647,898	9,116
	Del Monte Foods Co.	1,080,450	7,714
*,^	Chattem, Inc.	104,259	7,458
	PepsiAmericas, Inc.	316,742	6,449
	Casey’s General Stores, Inc.	281,262	6,404
	Ruddick Corp.	216,347	5,982
*	Winn-Dixie Stores, Inc.	300,651	4,840
*	TreeHouse Foods Inc.	174,471	4,753
*	NBTY, Inc.	301,523	4,719
*	Hain Celestial Group, Inc.	223,253	4,262
*	United Natural Foods, Inc.	237,817	4,238
	Universal Corp. (VA)	137,292	4,101
	Lance, Inc.	174,292	3,998
	Lancaster Colony Corp.	111,207	3,814
*,^	Green Mountain Coffee Roasters, Inc.	96,897	3,750
	Tootsie Roll Industries, Inc.	143,695	3,680
*	Chiquita Brands International, Inc.	245,947	3,635
	Sanderson Farms, Inc.	96,885	3,348
	Vector Group Ltd.	241,263	3,286
	Nash-Finch Co.	70,926	3,184
	Nu Skin Enterprises, Inc.	276,936	2,888
	Spartan Stores, Inc.	122,319	2,844
	J & J Snack Foods Corp.	79,117	2,839
*	Central Garden & Pet Co. Class A	457,994	2,702
*	The Pantry, Inc.	122,869	2,636
	WD-40 Co.	91,611	2,592
	Weis Markets, Inc.	74,380	2,501
*	Darling International, Inc.	454,549	2,495
*	Smart Balance Inc.	347,278	2,361

*	Prestige Brands Holdings Inc.	212,942	2,247
	Cal-Maine Foods, Inc.	69,849	2,005
	Diamond Foods, Inc.	90,636	1,826
	PriceSmart, Inc.	86,775	1,793
*	Bare Escentuals, Inc.	326,160	1,706
*	Elizabeth Arden, Inc.	134,762	1,699
	The Andersons, Inc.	100,904	1,663
*	Boston Beer Co., Inc. Class A	54,849	1,558
	Farmer Brothers, Inc.	61,755	1,540
*	Alliance One International, Inc.	507,022	1,491
*	American Italian Pasta Co.	59,370	1,326

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

	Ingles Markets, Inc.	74,314	1,307
*	National Beverage Corp.	141,614	1,275
	Coca-Cola Bottling Co.	25,577	1,176
*,^	Star Scientific, Inc.	271,363	1,039
	Alico, Inc.	20,636	846
	B&G Foods Inc.	153,771	830
	Imperial Sugar Co.	57,309	822
*,^	Rite Aid Corp.	2,650,990	822
*	The Great Atlantic & Pacific Tea Co., Inc.	129,043	809
	Arden Group Inc. Class A	6,188	780
*	Susser Holdings Corp.	57,510	764
*,^	Lifeway Foods, Inc.	84,722	761
	Village Super Market Inc. Class A	11,857	680
*	Revlon, Inc.	93,619	624
	United Guardian, Inc.	59,489	547
*	Zapata Corp.	89,872	542
	Inter Parfums, Inc.	68,725	528
*	Natural Alternatives International, Inc.	75,737	462
*	Nutraceutical International Corp.	59,967	461
	Calavo Growers, Inc.	31,574	363
*	John B. Sanfilippo & Son, Inc.	63,824	344
*	Omega Protein Corp.	82,108	329
*	Medifast, Inc.	59,409	329
	Oil-Dri Corp. of America	17,217	323
*	Schiff Nutrition International, Inc.	53,707	321
*	Monterey Pasta Co.	278,661	295
	Rocky Mountain Chocolate Factory, Inc.	42,162	224
*	Parlux Fragrances, Inc.	73,046	213
	Reliv International, Inc.	39,264	177
^	Mannatech, Inc.	60,320	148
*	Overhill Farms Inc.	32,135	135
*	Physicians Formula Holdings, Inc.	48,005	134
	Reddy Ice Holdings, Inc.	54,800	79
*	HQ Sustainable Maritime Industries, Inc.	7,500	59
*	Cusine Solutions, Inc.	95,240	49
	MGP Ingredients, Inc.	68,059	46
*	IGI, Inc.	72,500	36
*	Integrated Biopharma, Inc.	59,810	13
*,^	Jones Soda Co.	31,699	10
*	iBioPharma Inc.	59,810	6
*	Diedrich Coffee, Inc.	13,950	5
*	Vermont Pure Holdings, Ltd.	600	—
			321,498
Energy (6.0%)
*	Ultra Petroleum Corp.	826,198	28,512
	Diamond Offshore Drilling, Inc.	379,427	22,363
*	Petrohawk Energy Corp.	1,365,648	21,345
*	FMC Technologies Inc.	689,940	16,441
*	Pride International, Inc.	944,463	15,093
*	Denbury Resources, Inc.	1,349,368	14,735
*	Newfield Exploration Co.	722,413	14,268
*	Plains Exploration & Production Co.	588,247	13,671
	Helmerich & Payne, Inc.	574,495	13,070

	Arch Coal, Inc.	782,055	12,740
	Cimarex Energy Co.	454,915	12,183
*	Comstock Resources, Inc.	251,314	11,875
	Tidewater Inc.	281,701	11,344
	Patterson-UTI Energy, Inc.	849,699	9,780
	Southern Union Co.	677,837	8,839
*	Forest Oil Corp.	530,531	8,748
*	Oceaneering International, Inc.	299,407	8,725
*	IHS Inc. Class A	227,148	8,500
*	Dresser Rand Group, Inc.	458,522	7,909
*	Whiting Petroleum Corp.	231,481	7,745
*	SEACOR Holdings Inc.	113,875	7,590

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Exterran Holdings, Inc.	355,874	7,580
*	Encore Acquisition Co.	289,674	7,392
	Frontier Oil Corp.	567,555	7,168
*	Superior Energy Services, Inc.	436,643	6,956
	St. Mary Land & Exploration Co.	339,912	6,904
*	Unit Corp.	258,329	6,903
*	Concho Resources, Inc.	277,645	6,336
*	Alpha Natural Resources, Inc.	389,860	6,312
	Penn Virginia Corp.	231,644	6,018
	World Fuel Services Corp.	159,947	5,918
*	Arena Resources, Inc.	210,589	5,915
	Overseas Shipholding Group Inc.	139,752	5,885
*	Oil States International, Inc.	275,765	5,154
*	Mariner Energy Inc.	492,196	5,020
*	Atwood Oceanics, Inc.	308,499	4,714
*	Contango Oil & Gas Co.	78,426	4,415
*	Bill Barrett Corp.	205,037	4,332
*	Bristow Group, Inc.	161,200	4,319
*	SandRidge Energy, Inc.	690,699	4,248
*	CNX Gas Corp.	150,649	4,113
	Holly Corp.	225,388	4,109
*	EXCO Resources, Inc.	449,836	4,075
	CARBO Ceramics Inc.	112,941	4,013
*	Goodrich Petroleum Corp.	124,608	3,732
*	Helix Energy Solutions Group, Inc.	508,463	3,681
*	Continental Resources, Inc.	168,762	3,495
*	Quicksilver Resources, Inc.	625,371	3,483
*	Dril-Quip, Inc.	169,052	3,467
	Foundation Coal Holdings, Inc.	246,009	3,449
*	General Maritime Corp.	316,822	3,422
	Atlas America, Inc.	221,373	3,287
*	Key Energy Services, Inc.	689,051	3,039
*	Gulfmark Offshore, Inc.	126,559	3,011
*	McMoRan Exploration Co.	300,573	2,946
*	Swift Energy Co.	171,003	2,875
	Lufkin Industries, Inc.	82,343	2,841
*,^	USEC Inc.	618,649	2,778
*	Carrizo Oil & Gas, Inc.	151,755	2,443
*	Complete Production Services, Inc.	299,452	2,441
*	Vaalco Energy, Inc.	322,208	2,397
	W&T Offshore, Inc.	165,063	2,364
*	James River Coal Co.	151,692	2,325
*	Hercules Offshore, Inc.	486,698	2,312
*	Global Industries Ltd.	636,697	2,222
*	Patriot Coal Corp.	352,655	2,204
*,^	BPZ Energy, Inc.	334,447	2,140
*	Stone Energy Corp.	192,969	2,127
*	Hornbeck Offshore Services, Inc.	128,282	2,096
*	Rosetta Resources, Inc.	286,636	2,029
*	TETRA Technologies, Inc.	416,849	2,026
*	Petroleum Development Corp.	82,312	1,981
	Berry Petroleum Class A	247,856	1,874
*	Newpark Resources, Inc.	493,766	1,827
*	Parker Drilling Co.	628,185	1,822

*	PetroQuest Energy, Inc.	254,534	1,721
*	NATCO Group Inc.	112,260	1,704
	RPC Inc.	174,300	1,701
*	GMX Resources Inc.	65,745	1,665
*,^	International Coal Group, Inc.	707,149	1,626
*	ION Geophysical Corp.	467,218	1,603
*,^	Delta Petroleum Corp.	331,869	1,580
*	Basic Energy Services Inc.	120,089	1,566
*	Clayton Williams Energy, Inc.	34,081	1,549
*	Pioneer Drilling Co.	274,545	1,529
	Precision Drilling Trust	168,306	1,412
*	Cal Dive International, Inc.	211,822	1,379

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

	Gulf Island Fabrication, Inc.	81,293	1,171
^	Western Refining, Inc.	145,673	1,130
*	PHI Inc.	68,398	1,124
*	Harvest Natural Resources, Inc.	258,697	1,112
*	Matrix Service Co.	140,479	1,077
	Crosstex Energy, Inc.	273,282	1,066
*	Superior Well Services, Inc.	87,932	879
*	Warren Resources Inc.	429,905	855
*	ATP Oil & Gas Corp.	136,929	801
*	Bronco Drilling Co., Inc.	123,435	797
*	Westmoreland Coal Co.	71,654	795
*,^	Allis-Chalmers Energy Inc.	139,309	766
*,^	Clean Energy Fuels Corp.	125,757	760
*	Rentech, Inc.	1,088,611	740
*	Dawson Geophysical Co.	41,439	738
*	FX Energy, Inc.	249,451	696
*,^	Crusader Energy Group Inc.	575,849	674
*	Brigham Exploration Co.	208,953	669
*	GeoResources Inc.	73,406	638
*,^	Cheniere Energy, Inc.	215,145	613
*	Gulfport Energy Corp.	151,955	600
*	Natural Gas Services Group	59,160	599
*,^	Toreador Resources Corp.	107,948	593
	Panhandle Royalty Co.	32,100	578
*	Credo Pete Corp.	66,075	556
*	T-3 Energy Services, Inc.	52,930	500
*	CVR Energy, Inc.	120,560	482
*	Double Eagle Petroleum Co.	65,228	458
*	Bolt Technology Corp.	63,799	444
*	Parallel Petroleum Corp.	219,966	442
*,^	Verenium Corp.	495,374	436
*,^	SulphCo, Inc.	449,179	422
*	OYO Geospace Corp.	23,929	418
	Alon USA Energy, Inc.	43,840	401
*	Boots & Coots International Well Control, Inc.	336,332	397
*	ENGlobal Corp.	121,631	395
*	Northern Oil and Gas, Inc.	143,129	372
*,^	Trico Marine Services, Inc.	82,422	368
*	Veneco Inc.	133,512	362
*,^	Tri-Valley Corp.	194,274	350
*	Syntroleum Corp.	637,059	344
*	Union Drilling, Inc.	65,967	342
*	Energy Partners, Ltd.	253,549	342
*	RAM Energy Resources, Inc.	367,188	323
*	Endeavor International Corp.	638,458	319
*	Uranium Resources Inc.	390,490	301
*	Approach Resources Inc.	40,900	299
*	Callon Petroleum Co.	112,720	293
*,^	Ngas Resources Inc.	166,832	274
*	Mitcham Industries, Inc.	68,710	273
*	Gasco Energy Inc.	672,029	262
*	Abraxas Petroleum Corp.	361,304	260
*	OMNI Energy Services Corp.	217,149	258

*	American Oil & Gas Inc.	311,932	250
*	TXCO Resources Inc.	165,609	247
*	Royale Energy, Inc.	75,548	212
*	Geomet, Inc.	121,818	210
*	The Meridian Resource Corp.	343,302	196
*	PHI Inc. Non-Voting Shares	12,172	171
*	Harken Energy Corp.	55,145	164
*	National Coal Corp.	112,750	143
	Barnwell Industries, Inc.	30,666	136
*	Rex Energy Corp.	45,995	135
*,^	Hyperdynamics Corp.	291,794	131
*,^	Evergreen Energy, Inc.	415,944	121
*	Cano Petroleum Inc.	249,987	110

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Delek US Holdings, Inc.	19,600	104
	Houston American Energy Corp.	30,267	102
*	Tengasco, Inc.	152,330	94
*,^	Pacific Ethanol, Inc.	179,860	79
*	Green Plains Renewable Energy, Inc.	42,152	78
*	Aventine Renewable Energy Holdings, Inc.	100,929	66
*	Teton Energy Corp.	64,268	63
*	Geokinetics Inc.	19,900	49
*,^	Dune Energy, Inc.	244,700	44
*,^	Nova Biosource Fuels, Inc.	440,344	44
*	Edge Petroleum Corp.	213,783	34
*	Quest Resource Corp.	19,654	9
			537,602
Financials (20.5%)
	Ventas, Inc. REIT	782,556	26,270
	Everest Re Group, Ltd.	336,450	25,617
	Health Care Inc. REIT	564,886	23,838
	W.R. Berkley Corp.	759,420	23,542
	New York Community Bancorp, Inc.	1,880,944	22,496
	Fidelity National Financial, Inc. Class A	1,157,502	20,546
	Federal Realty Investment Trust REIT	322,164	20,000
*	TD Ameritrade Holding Corp.	1,324,049	18,868
	Regency Centers Corp. REIT	382,213	17,849
*	Reinsurance Group of America, Inc.	395,585	16,939
	HCC Insurance Holdings, Inc.	625,803	16,740
	BlackRock, Inc.	122,743	16,466
	Cullen/Frost Bankers, Inc.	324,106	16,426
*	Markel Corp.	53,973	16,138
	Commerce Bancshares, Inc.	360,625	15,849
	Nationwide Health Properties, Inc. REIT	541,372	15,548
	Old Republic International Corp.	1,260,423	15,024
	Valley National Bancorp	736,539	14,915
	First American Corp.	508,492	14,690
	Associated Banc-Corp.	698,751	14,625
	Rayonier Inc. REIT	430,621	13,500
	Arthur J. Gallagher & Co.	519,828	13,469
	Eaton Vance Corp.	633,826	13,317
	Brown & Brown, Inc.	633,646	13,243
^	Realty Income Corp. REIT	566,191	13,107
	Digital Realty Trust, Inc. REIT	398,557	13,093
	White Mountains Insurance Group Inc.	48,237	12,885
	Synovus Financial Corp.	1,535,388	12,744
	AMB Property Corp. REIT	537,774	12,595
*,^	The St. Joe Co.	504,996	12,281
	Liberty Property Trust REIT	536,237	12,242
	The Hanover Insurance Group Inc.	278,945	11,986
	Bank of Hawaii Corp.	260,568	11,770
	SEI Investments Co.	730,626	11,478
	Senior Housing Properties Trust REIT	625,274	11,205
	Essex Property Trust, Inc. REIT	145,961	11,202
	StanCorp Financial Group, Inc.	267,144	11,159
	City National Corp.	220,740	10,750
	Alexandria Real Estate Equities, Inc. REIT	176,050	10,623
	First Niagara Financial Group, Inc.	647,246	10,466

	UDR, Inc. REIT	743,265	10,250
*	ProAssurance Corp.	183,064	9,662
	Highwood Properties, Inc. REIT	347,354	9,504
*	Affiliated Managers Group, Inc.	224,382	9,406
	American Financial Group, Inc.	409,822	9,377
	Jefferies Group, Inc.	660,109	9,281
	BancorpSouth, Inc.	395,274	9,234
	Fulton Financial Corp.	957,466	9,211
	FirstMerit Corp.	442,948	9,120
	Camden Property Trust REIT	290,836	9,115
	Raymond James Financial, Inc.	527,429	9,035

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

	Mercury General Corp.	194,392	8,940
	Duke Realty Corp. REIT	804,881	8,821
	Mack-Cali Realty Corp. REIT	360,027	8,821
	Weingarten Realty Investors REIT	420,886	8,708
	Douglas Emmett, Inc. REIT	664,916	8,684
	Corporate Office Properties Trust, Inc. REIT	281,634	8,646
	TCF Financial Corp.	629,806	8,603
*	Alleghany Corp.	29,437	8,301
	Wilmington Trust Corp.	371,886	8,271
	SL Green Realty Corp. REIT	313,605	8,122
	Washington REIT	286,373	8,104
	Westamerica Bancorporation	157,980	8,081
	Popular, Inc.	1,542,282	7,958
*	Knight Capital Group, Inc. Class A	492,303	7,951
	UMB Financial Corp.	160,894	7,906
	BRE Properties Inc. Class A REIT	279,356	7,816
	NewAlliance Bancshares, Inc.	585,321	7,709
	Hospitality Properties Trust REIT	513,373	7,634
	Healthcare Realty Trust Inc. REIT	323,948	7,606
	The Macerich Co. REIT	415,836	7,552
	Susquehanna Bancshares, Inc.	470,650	7,488
	Taubman Co. REIT	289,514	7,371
	National Retail Properties REIT	428,406	7,364
	Omega Healthcare Investors, Inc. REIT	455,227	7,270
	Astoria Financial Corp.	440,520	7,260
	Apollo Investment Corp.	777,595	7,239
	Waddell & Reed Financial, Inc.	466,009	7,204
	Washington Federal Inc.	481,276	7,200
	Home Properties, Inc. REIT	176,324	7,159
	TFS Financial Corp.	547,871	7,068
	Greenhill & Co., Inc.	99,335	6,931
	United Bankshares, Inc.	208,364	6,922
	Prosperity Bancshares, Inc.	226,896	6,714
	Selective Insurance Group	288,563	6,617
	Erie Indemnity Co. Class A	175,362	6,599
	Old National Bancorp	362,910	6,590
	Tanger Factory Outlet Centers, Inc. REIT	175,105	6,587
	Odyssey Re Holdings Corp.	125,885	6,522
	Zenith National Insurance Corp.	206,101	6,507
	Cathay General Bancorp	273,552	6,497
	National Penn Bancshares Inc.	441,923	6,412
*	Stifel Financial Corp.	139,446	6,394
	F.N.B. Corp.	477,633	6,305
	First Financial Bankshares, Inc.	113,986	6,293
	Glacier Bancorp, Inc.	330,290	6,282
	International Bancshares Corp.	281,079	6,136
	Kilroy Realty Corp. REIT	182,959	6,122
	Transatlantic Holdings, Inc.	150,642	6,035
	R.L.I. Corp.	98,110	6,000
	Hancock Holding Co.	131,101	5,960
	Trustmark Corp.	269,494	5,818
	Whitney Holdings Corp.	363,408	5,811
	Mid-America Apartment Communities, Inc. REIT	154,317	5,734

	Potlatch Corp. REIT	218,578	5,685
	East West Bancorp, Inc.	351,505	5,614
	Capitol Federal Financial	122,870	5,603
	Protective Life Corp.	386,942	5,553
*	Signature Bank	193,379	5,548
	Entertainment Properties Trust REIT	182,423	5,436
*	Investment Technology Group, Inc.	237,326	5,392
	MB Financial, Inc.	192,495	5,380
	First Midwest Bancorp, Inc.	269,215	5,376
*	Conseco, Inc.	1,021,618	5,292
	Jones Lang LaSalle Inc.	190,968	5,290
	Equity Lifestyle Properties, Inc. REIT	136,564	5,239
	BioMed Realty Trust, Inc. REIT	442,612	5,187

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	BOK Financial Corp.	127,215	5,139
	First Commonwealth Financial Corp.	406,352	5,031
	NBT Bancorp, Inc.	178,733	4,997
	EastGroup Properties, Inc. REIT	139,115	4,950
*,^	AmeriCredit Corp.	644,819	4,926
	PrivateBancorp, Inc.	151,614	4,921
	Extra Space Storage Inc. REIT	472,707	4,878
	DCT Industrial Trust Inc. REIT	960,727	4,861
	Franklin Street Properties Corp. REIT	328,360	4,843
	Umpqua Holdings Corp.	332,926	4,817
	American Campus Communities, Inc. REIT	233,976	4,792
*	SVB Financial Group	181,072	4,750
	First BanCorp Puerto Rico	420,733	4,687
	S & T Bancorp, Inc.	129,824	4,609
	Fannie Mae	5,950,285	4,522
	Provident Financial Services Inc.	292,954	4,482
	Employers Holdings, Inc.	270,350	4,461
	First Citizens BancShares Class A	28,944	4,423
	Cash America International Inc.	160,511	4,390
	Sovran Self Storage, Inc. REIT	121,908	4,389
	CVB Financial Corp.	368,562	4,386
	Unitrin, Inc.	274,040	4,368
	Community Bank System, Inc.	178,611	4,356
	Pacific Capital Bancorp	256,841	4,335
	HRPT Properties Trust REIT	1,264,904	4,263
	UCBH Holdings, Inc.	613,419	4,220
	Delphi Financial Group, Inc.	228,649	4,216
	Inland Real Estate Corp. REIT	319,498	4,147
	Post Properties, Inc. REIT	245,480	4,050
*	Navigators Group, Inc.	73,456	4,033
*	Interactive Brokers Group, Inc.	224,613	4,018
	Webster Financial Corp.	291,578	4,018
	WesBanco, Inc.	147,440	4,012
	Park National Corp.	55,801	4,004
	TrustCo Bank NY	419,998	3,994
*	Pinnacle Financial Partners, Inc.	131,668	3,925
	United Fire & Casualty Co.	125,041	3,885
*	PHH Corp.	301,000	3,832
	Infinity Property & Casualty Corp.	81,229	3,796
	Brandywine Realty Trust REIT	489,663	3,775
*,^	KBW Inc.	163,060	3,750
	Chemical Financial Corp.	132,700	3,700
	PS Business Parks, Inc. REIT	82,740	3,695
	National Health Investors REIT	133,752	3,669
	PacWest Bancorp	135,680	3,650
*	EZCORP, Inc.	229,609	3,492
*	Investors Bancorp, Inc.	259,815	3,489
	Investors Real Estate Trust REIT	323,910	3,469
	IBERIABANK Corp.	71,938	3,453
	Harleysville National Corp.	239,060	3,452
	Safety Insurance Group, Inc.	90,603	3,448
	Brookline Bancorp, Inc.	323,275	3,443
	Ares Capital Corp.	537,851	3,405
	Cousins Properties, Inc. REIT	241,632	3,347

*	Piper Jaffray Cos., Inc.	84,032	3,341
	Financial Federal Corp.	142,063	3,306
^	Equity One, Inc. REIT	180,575	3,196
	Tower Group, Inc.	112,591	3,176
	optionsXpress Holdings Inc.	235,773	3,150
	City Holding Co.	89,681	3,119
	Bank Mutual Corp.	267,803	3,090
^	United Community Banks, Inc.	225,965	3,069
	Community Trust Bancorp Inc.	83,453	3,067
	Alexander’s, Inc. REIT	11,313	2,884
	SWS Group, Inc.	152,115	2,883
*,^	Portfolio Recovery Associates, Inc.	85,048	2,878

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Forest City Enterprise Class A	413,286	2,769
*	First Cash Financial Services, Inc.	142,782	2,721
	Wintrust Financial Corp.	131,529	2,706
	First Financial Corp. (IN)	65,368	2,679
^	Allied Capital Corp.	989,498	2,662
	State Auto Financial Corp.	87,842	2,641
	American Physicians Capital, Inc.	54,489	2,621
^	Freddie Mac	3,585,297	2,617
	LTC Properties, Inc. REIT	129,029	2,617
	Harleysville Group, Inc.	74,912	2,602
	First Busey Corp.	141,828	2,587
	DiamondRock Hospitality Co. REIT	509,687	2,584
	Acadia Realty Trust REIT	179,117	2,556
	Sterling Financial Corp.	289,022	2,543
*	Riskmetrics Group Inc.	168,865	2,514
	LaSalle Hotel Properties REIT	226,088	2,498
	Univest Corp. of Pennsylvania	77,688	2,497
	Sterling Bancshares, Inc.	406,876	2,474
	CNA Financial Corp.	148,945	2,449
*	Hilltop Holdings Inc.	249,689	2,432
	Boston Private Financial Holdings, Inc.	353,113	2,415
	Universal Health Realty Income REIT	73,299	2,412
	CBL & Associates Properties, Inc. REIT	369,467	2,402
	MGIC Investment Corp.	688,288	2,395
	Saul Centers, Inc. REIT	60,544	2,391
*	PICO Holdings, Inc.	89,814	2,387
	Stewart Information Services Corp.	101,247	2,378
*	Crawford & Co. Class B	162,452	2,362
	Independent Bank Corp. (MA)	90,093	2,357
	Simmons First National Corp.	79,788	2,351
^	Colonial BancGroup, Inc.	1,124,273	2,327
	Provident New York Bancorp, Inc.	187,125	2,320
	BancFirst Corp.	43,756	2,316
	Medical Properties Trust Inc. REIT	366,935	2,315
*	CNA Surety Corp.	119,952	2,303
	S.Y. Bancorp, Inc.	82,697	2,274
	Getty Realty Holding Corp. REIT	107,325	2,260
	Suffolk Bancorp	62,788	2,256
*	Beneficial Mutual Bancorp, Inc.	200,146	2,252
	First Merchants Corp.	101,060	2,245
	Colonial Properties Trust REIT	267,064	2,225
	National Western Life Insurance Co. Class A	12,980	2,196
	Kearny Financial Corp.	171,333	2,193
	First Financial Bancorp	176,307	2,184
	WSFS Financial Corp.	45,218	2,170
	First Source Corp.	91,763	2,168
	Provident Bankshares Corp.	223,112	2,155
*	Amerisafe Inc.	104,610	2,148
	Tompkins Trustco, Inc.	36,963	2,142
*	FPIC Insurance Group, Inc.	48,921	2,142
	Northwest Bancorp, Inc.	99,675	2,131
*	Ocwen Financial Corp.	231,326	2,124
	StellarOne Corp.	125,296	2,117
	Mainsource Financial Group, Inc.	133,684	2,072

	American Equity Investment Life Holding Co.	295,448	2,068
^	Ambac Financial Group, Inc.	1,590,249	2,067
	Bank of the Ozarks, Inc.	69,423	2,058
	Berkshire Hills Bancorp, Inc.	66,186	2,042
	Citizens Banking Corp.	684,747	2,041
	The Phoenix Cos., Inc.	622,671	2,036
*,^	Citizens, Inc.	209,896	2,036
	Meadowbrook Insurance Group, Inc.	314,434	2,025
	Horace Mann Educators Corp.	216,604	1,991
	Republic Bancorp, Inc. Class A	73,176	1,990
	Renasant Corp.	116,786	1,989
	Home Bancshares Inc.	73,771	1,988

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Sandy Spring Bancorp, Inc.	90,902	1,984
	SCBT Financial Corp.	56,746	1,958
*	Tejon Ranch Co.	78,768	1,949
	Dime Community Bancshares	145,649	1,937
	Lexington Realty Trust REIT	386,759	1,934
	Union Bankshares Corp.	75,793	1,880
	First Industrial Realty Trust REIT	245,243	1,852
*	eHealth, Inc.	136,982	1,819
*	Forestar Real Estate Group, Inc.	189,763	1,807
*	World Acceptance Corp.	90,775	1,794
	Prospect Energy Corp.	149,254	1,787
	Westfield Financial, Inc.	172,973	1,785
^	Capital City Bank Group, Inc.	64,932	1,769
	Sunstone Hotel Investors, Inc. REIT	285,110	1,765
	The South Financial Group, Inc.	406,329	1,755
	First Bancorp (NC)	93,914	1,723
	TriCo Bancshares	68,839	1,719
	Cedar Shopping Centers, Inc. REIT	240,397	1,702
	Sterling Bancorp	118,747	1,666
*	LaBranche & Co. Inc.	341,599	1,636
	General Growth Properties Inc. REIT	1,255,177	1,619
^	Heartland Financial USA, Inc.	78,177	1,610
	TowneBank	64,452	1,598
	Central Pacific Financial Co.	159,019	1,597
	Nelnet, Inc.	110,611	1,585
	Washington Trust Bancorp, Inc.	79,911	1,578
	First Community Bancshares, Inc.	45,032	1,570
*	Texas Capital Bancshares, Inc.	116,686	1,559
	West Bancorporation	126,934	1,555
	First Financial Holdings, Inc.	76,322	1,545
	National Interstate Corp.	86,185	1,540
*	MarketAxess Holdings, Inc.	188,596	1,539
	FBL Financial Group, Inc. Class A	98,815	1,527
	First Potomac REIT	163,686	1,522
*	MSCI, Inc.-Class A Shares	85,428	1,517
	Pennsylvania REIT	203,541	1,516
	Capital Southwest Corp.	13,964	1,510
	Hercules Technology Growth Capital, Inc.	188,990	1,497
	Parkway Properties Inc. REIT	81,557	1,468
	Flushing Financial Corp.	121,685	1,455
	OneBeacon Insurance Group Ltd.	139,334	1,455
	Essa Bancorp Inc.	101,217	1,430
^	iStar Financial Inc. REIT	634,112	1,414
	Lakeland Bancorp, Inc.	124,082	1,397
*,^	Western Alliance Bancorp	137,500	1,387
	Arrow Financial Corp.	54,116	1,360
	Sun Communities, Inc. REIT	95,097	1,331
	Peoples Bancorp, Inc.	67,316	1,288
	First Financial Northwest, Inc.	137,275	1,282
	BankFinancial Corp.	125,373	1,278
^	Cascade Bancorp	189,177	1,277
	Urstadt Biddle Properties Class A REIT	79,772	1,271
	Lakeland Financial Corp.	52,775	1,257
	Abington Community Bancorp Inc.	135,377	1,252

	Radian Group, Inc.	339,384	1,249
*,^	Guaranty Financial Group, Inc.	477,720	1,247
	Student Loan Corp.	30,097	1,234
	GFI Group Inc.	347,540	1,230
	Southside Bancshares, Inc.	51,673	1,214
	Associated Estates Realty Corp. REIT	132,989	1,214
	Columbia Banking System, Inc.	101,412	1,210
	MVC Capital, Inc.	110,200	1,209
	OceanFirst Financial Corp.	72,726	1,207
	Baldwin & Lyons, Inc. Class B	65,929	1,199
	United Financial Bancorp, Inc.	77,830	1,178
	BlackRock Kelso Capital Corp.	119,336	1,177

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	U-Store-It Trust REIT	264,379	1,176
	Financial Institutions, Inc.	80,582	1,156
	Mission West Properties Inc. REIT	150,674	1,153
	Southwest Bancorp, Inc.	87,318	1,132
	German American Bancorp	97,855	1,115
	Nara Bancorp, Inc.	111,770	1,099
	Presidential Life Corp.	111,067	1,098
	Clifton Savings Bancorp, Inc.	92,302	1,095
	Donegal Group Inc. Class B	63,194	1,093
^	Frontier Financial Corp.	248,208	1,082
*,^	Avatar Holding, Inc.	40,585	1,076
	Amtrust Financial Services Inc.	92,046	1,068
*	PMA Capital Corp. Class A	149,796	1,061
*	Seabright Insurance Holdings, Inc.	90,318	1,060
*	Republic First Bancorp, Inc.	118,946	1,047
	Wilshire Bancorp Inc.	114,579	1,040
^	BancTrust Financial Group, Inc.	70,428	1,040
*	Pennsylvania Commerce Bancorp, Inc.	38,832	1,035
	Cardinal Financial Corp.	181,919	1,035
	Gamco Investors Inc. Class A	37,303	1,019
^	Life Partners Holdings	23,270	1,015
	Greene County Bancshares	74,811	1,013
	Cohen & Steers, Inc.	91,828	1,009
	Danvers Bancorp, Inc.	75,089	1,004
	Home Federal Bancorp, Inc.	93,646	1,004
*	Sun Bancorp, Inc. (NJ)	131,721	987
*	TradeStation Group, Inc.	152,844	986
*	Dollar Financial Corp.	95,284	981
	NGP Capital Resources Co.	116,077	972
*	Oritani Financial Corp.	57,536	969
	Pacific Continental Corp.	64,165	961
*	Guaranty Bancorp	476,643	953
^	Sierra Bancorp	44,772	940
	Great Southern Bancorp, Inc.	81,439	932
	Diamond Hill Investment Group	14,004	910
	ViewPoint Financial Group	56,704	910
	Shore Bancshares, Inc.	37,933	910
	Westwood Holdings Group, Inc.	32,026	910
	Yadkin Valley Bank and Trust Co.	63,405	904
	PremierWest Bancorp	134,517	900
^	Enterprise Financial Services Corp.	58,633	894
	Northfield Bancorp, Inc.	78,472	883
	Citizens & Northern Corp.	44,647	882
	Peapack Gladstone Financial Corp.	33,068	881
*	Virginia Commerce Bancorp, Inc.	169,381	876
	Oriental Financial Group Inc.	143,768	870
	Smithtown Bancorp, Inc.	53,813	863
	Consolidated-Tomoka Land Co.	22,273	851
*,^	CompuCredit Corp.	152,706	844
	Calamos Asset Management, Inc.	113,949	843
	Kite Realty Group Trust REIT	148,318	825
*	Encore Capital Group, Inc.	113,440	817
	Hanmi Financial Corp.	395,161	814
	Ameris Bancorp	68,562	812

	Evercore Partners Inc.	64,600	807
	Kansas City Life Insurance Co.	18,429	799
*	First Mercury Financial Corp.	55,800	796
	Glimcher Realty Trust REIT	282,121	793
	Camden National Corp.	29,091	785
	Ashford Hospitality Trust REIT	675,124	776
	Gladstone Capital Corp.	94,739	766
	Heritage Commerce Corp.	67,676	761
^	Old Second Bancorp, Inc.	65,295	757
	United Security Bancshares, Inc.	39,227	747
	Monmouth Real Estate Investment Corp. REIT	106,602	746
	Banner Corp.	77,823	732

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	First United Corp.	53,992	728
	CoBiz Inc.	73,762	718
	Strategic Hotels and Resorts, Inc. REIT	415,301	698
*,^	Doral Financial Corp.	92,484	694
	Sanders Morris Harris Group Inc.	115,735	693
^	Seacoast Banking Corp. of Florida	104,620	690
*	Broadpoint Securities Group	230,548	685
	Amcore Financial, Inc.	188,819	684
	Center Bancorp, Inc.	83,476	683
	EMC Insurance Group, Inc.	26,272	674
	Capitol Bancorp Ltd.	86,203	672
	First Bancorp, Inc.	33,721	671
*	Penson Worldwide, Inc.	87,887	670
	American Bancorp of New Jersey, Inc.	55,682	663
	Brooklyn Federal Bancorp	46,900	659
	Advance America, Cash Advance Centers, Inc.	346,795	655
	Northrim Bancorp Inc.	63,797	655
	Farmers Capital Bank Corp.	26,778	654
	Heritage Financial Corp.	53,119	651
	MetroCorp Bancshares, Inc.	87,029	648
	Century Bancorp, Inc. Class A	41,022	646
	National Bankshares, Inc.	32,178	625
	NYMAGIC, Inc.	32,639	622
	United Western Bancorp. Inc.	65,761	616
	Hersha Hospitality Trust REIT	203,607	611
	Ramco-Gershenson Properties Trust REIT	98,043	606
	Center Financial Corp.	97,399	601
	Merchants Bancshares, Inc.	31,813	598
	West Coast Bancorp	90,103	594
	Pacific Mercantile Bancorp	121,059	593
	Peoples Bancorp of North Carolina	64,518	592
	Bryn Mawr Bank Corp.	29,177	586
*	Harris & Harris Group, Inc.	148,289	586
*	Thomas Weisel Partners Group, Inc.	123,619	583
	Education Realty Trust, Inc. REIT	110,516	577
*	Asset Acceptance Capital Corp.	112,184	573
	Ameriserv Financial Inc.	284,315	566
	American National Bankshares Inc.	32,544	553
*	FCStone Group, Inc.	124,722	553
	Urstadt Biddle Properties REIT	38,700	551
	Gladstone Investment Corp.	111,413	547
	State Bancorp, Inc.	56,068	546
	MBT Financial Corp.	178,786	543
*	Bank of Florida Corp.	128,499	541
	Jefferson Bancshares, Inc.	66,311	538
	Kohlberg Capital Corp.	145,731	530
	MutualFirst Financial Inc.	78,090	527
^	United Security Bancshares (CA)	45,261	524
	ESB Financial Corp.	48,715	523
	Centerstate Banks of Florida	30,604	520
	Highland Distressed Opportunities, Inc.	241,781	520
	Agree Realty Corp. REIT	28,041	508
*	NewStar Financial, Inc.	126,229	504
^	Macatawa Bank Corp.	140,976	489

	Rockville Financial, Inc.	34,995	489
	Winthrop Realty Trust	44,816	486
	Cogdell Spencer Inc. REIT	51,830	485
	Indiana Community Bancorp	40,231	483
*	The Bancorp Inc.	128,713	483
	Taylor Capital Group, Inc.	81,892	479
	Hawthorn Bancshares Inc.	27,608	476
	Ames National Corp.	17,816	473
	North Valley Bancorp	125,837	471
*	Meridian Interstate Bancorp, Inc.	50,570	468
	BGC Partners, Inc.	169,482	468
	TF Financial Corp.	24,189	467

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Medallion Financial Corp.	60,450	461
^	First South Bancorp, Inc.	36,419	457
	American Physicians Service Group, Inc.	20,991	452
	TierOne Corp.	120,395	451
	Timberland Bancorp, Inc.	60,218	449
	American Land Lease, Inc. REIT	32,411	448
	Citizens South Banking Corp.	73,822	442
*	FBR Capital Markets Corp.	90,970	442
*	Rewards Network Inc.	169,838	440
	Wainwright Bank & Trust Co.	74,238	436
	U.S. Global Investors, Inc. Class A	89,030	435
^	One Liberty Properties, Inc. REIT	49,099	432
*,^	Community Bancorp	123,810	430
	PMC Commercial Trust REIT	57,454	428
	PennantPark Investment Corp.	117,919	426
	NASB Financial Inc.	15,692	424
	TIB Financial Corp.	96,967	422
^	Pzena Investment Management Class A	95,600	403
^	Columbia Bancorp (OR)	200,096	402
*	Meruelo Maddux Properties Inc.	322,732	400
	The PMI Group Inc.	204,945	400
*	Superior Bancorp	125,618	398
	Bancorp Rhode Island Inc.	18,728	397
	CapLease, Inc. REIT	226,895	393
	DuPont Fabros Technology Inc.	189,340	392
^	Corus Bankshares Inc.	347,814	386
	First of Long Island Corp.	16,098	382
	Bank of Granite Corp.	154,728	379
	Epoch Holding Corp.	48,911	371
	MCG Capital Corp.	520,679	370
	Patriot Capital Funding Inc.	101,502	369
	City Bank Lynnwood (WA)	70,857	368
*	Southcoast Financial Corp	87,760	367
	Bank of Marin Bancorp	15,494	366
	Community Capital Corp.	50,304	365
	Pulaski Financial Corp.	54,498	365
	First State Bancorporation	219,611	362
	NewBridge Bancorp.	152,219	362
	First Security Group Inc.	78,371	362
	Penns Woods Bancorp, Inc.	15,659	361
	American River Bankshares	35,795	360
	Cascade Financial Corp.	66,376	360
	Parkvale Financial Corp.	28,538	354
*	Waterstone Financial, Inc.	104,481	350
	BankAtlantic Bancorp, Inc. Class A	59,649	346
	First Place Financial Corp.	89,725	344
	Capital Bank Corp.	55,893	343
^	K-Fed Bancorp	51,186	333
*	First Acceptance Corp.	114,698	333
*	Irwin Financial Corp.	255,585	330
^	Colony Bankcorp, Inc.	41,077	329
	Independent Bank Corp. (MI)	151,389	327
	Anchor Bancorp Wisconsin Inc.	118,157	326
	Summit Financial Group, Inc.	36,010	324

*	First Regional Bancorp	99,866	324
	National Financial Partners Corp.	105,462	321
	FelCor Lodging Trust, Inc. REIT	171,973	316
	TICC Capital Corp.	83,134	316
*	United PanAm Financial Corp.	196,431	314
	Provident Financial Holdings, Inc.	69,499	314
	Maguire Properties, Inc. REIT	211,792	309
	Meta Financial Group, Inc.	34,070	307
*	EuroBancshares, Inc.	187,480	302
	Horizon Financial Corp.	63,321	300
	Legacy Bancorp, Inc.	28,235	298
	WSB Holdings, Inc.	100,139	298

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

	MicroFinancial Inc.	147,515	298
*,^	Credit Acceptance Corp.	21,647	297
	Roma Financial Corp.	23,368	294
*	Market Leader, Inc.	172,707	294
	Southern Community Financial Corp.	82,078	290
*	Stratus Properties Inc.	22,695	283
*	Bridge Capital Holdings	74,364	283
*,^	The First Marblehead Corp.	215,654	278
	Alliance Financial Corp.	11,674	277
*	Reis, Inc.	54,774	274
	Gramercy Capital Corp. REIT	212,236	272
	Ocean Shore Holding Co.	39,472	270
	Camco Financial Corp.	84,751	269
	Centrue Financial Corp.	43,499	268
*	Fox Chase Bancorp Inc.	24,234	267
	Citizens First Bancorp, Inc.	126,696	266
*,^	Maui Land & Pineapple Co., Inc.	19,374	260
*	Central Jersy Bancorp	40,575	258
	Thomas Properties Group, Inc.	97,826	253
	Princeton National Bancorp, Inc.	10,984	252
	Prudential Bancorp, Inc. of Pennsylvania	24,588	252
	Mercer Insurance Group, Inc.	19,856	251
*	Flagstar Bancorp, Inc.	348,898	248
*	HFF Inc. Class A	99,764	244
	Preferred Bank	40,712	244
	Cadence Financial Corp.	52,358	244
	Supertel Hospitality, Inc. REIT	143,228	243
*	Specialty Underwriters’ Alliance, Inc.	92,294	243
	CFS Bancorp, Inc.	62,058	242
^	ASTA Funding, Inc.	87,493	238
	21st Century Holding Co.	51,331	238
	Bridge Bancorp, Inc.	12,618	233
	Eastern Insurance Holdings, Inc.	29,046	233
	Donegal Group Inc. Class A	13,755	231
*,^	Ladenburg Thalmann Financial Services, Inc.	317,521	229
	PAB Bankshares, Inc.	51,604	227
	Kayne Anderson Energy Development Co.	30,122	226
*,^	First Federal Financial Corp.	123,771	217
	Firstbank Corp.	25,522	214
	Federal Agricultural Mortgage Corp. Class C	61,120	214
*,^	International Assets Holding Corp.	24,922	214
	FNB Corp. (NC)	67,977	213
	QC Holdings Inc.	56,099	213
	Cooperative Bankshares, Inc.	94,371	212
	Gateway Financial Holdings, Inc.	43,410	211
	Fidelity Southern Corp.	58,065	210
	United Community Financial Corp.	227,102	204
*	ZipRealty, Inc.	75,182	199
*	Cape Bancorp, Inc.	21,402	196
*	Benjamin Franklin Bancorp, Inc.	13,100	195
^	W Holding Co., Inc.	18,777	193
	Atlantic Coast Federal Corp.	48,558	189
*	Dearborn Bancorp, Inc.	113,719	189

	Pamrapo Bancorp, Inc.	24,648	186
	Mercantile Bank Corp.	42,927	185
	UMH Properties, Inc. REIT	30,906	184
^	Hampton Roads Bankshares, Inc.	21,022	182
	Washington Banking Co.	20,432	178
	Gladstone Commercial Corp. REIT	20,310	173
^	Eagle Bancorp, Inc.	29,973	172
*	Cowen Group, Inc.	27,374	171
	Integra Bank Corp.	124,010	170
	Advanta Corp. Class B	80,936	169
^	Midwest Banc Holdings, Inc.	115,335	161
*	Encore Bancshares, Inc.	14,644	161
	HMN Financial, Inc.	36,082	151

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Louisiana Bancorp, Inc.	11,626	149
	Guaranty Federal Bancshares, Inc.	27,970	149
	Middleburg Financial Corp.	10,188	143
^	Security Bank Corp.	131,884	141
	Grubb & Ellis Co.	113,800	141
	Nationwide Financial Services, Inc.	2,669	139
	VIST Financial Corp.	17,945	139
	Advanta Corp. Class A	116,032	135
*	Tree.com, Inc.	51,045	133
	First Defiance Financial Corp.	16,050	124
	BRT Realty Trust REIT	33,405	124
	Intervest Bancshares Corp.	30,839	123
*	Marlin Business Services Inc.	46,117	122
	Royal Bancshares of Pennsylvania, Inc.	36,445	121
^	Mercantile Bancorp, Inc	11,050	117
*	FirstCity Financial Corp.	58,877	117
	Heritage Financial Group	12,943	116
*	Wilshire Enterprises, Inc.	109,616	109
	Universal Insurance Holdings, INC.	43,936	107
	Independence Holding Co.	29,549	107
	Northern States Financial Corp.	26,846	105
*	Nicholas Financial Inc.	43,600	102
	Beverly Hills Bancorp Inc.	287,246	101
	Hampden Bancorp Inc.	10,600	97
*	Home Bancorp, Inc.	8,600	84
	Commonwealth Bankshares, Inc.	11,013	79
	Riverview Bancorp Inc.	34,604	78
	Presidential Realty Corp. REIT	46,000	74
	Fifth Street Finance Corp.	9,400	71
	Old Point Financial Corp.	3,300	63
	Citizens Holding Co	2,785	58
	Tortoise Capital Resources Corp.	12,975	58
	Main Street Capital Corp.	5,759	56
	Rainier Pacific Financial Group Inc.	37,527	53
	Investors Capital Holdings, Ltd.	26,100	52
	First Citizens Banc Corp.	8,600	52
*	Friedman, Billings, Ramsey Group, Inc. REIT	300,818	51
*,^	Triad Guaranty, Inc.	105,541	40
	Federal Agricultural Mortgage Corp. Class A	12,788	37
*	Consumer Portfolio Services, Inc.	87,963	35
*	Sun American Bancorp	91,047	34
	Triangle Capital Corp.	3,310	33
	Peoples Financial Corp.	1,735	31
*	Cardtronics Inc.	23,755	31
*	American Community Bancshares	2,702	28
	JMP Group, Inc.	4,300	24
*	MidWestOne Financial Group Inc.	2,400	24
*	Bar Harbor Bankshares	879	23
*	FX Real Estate and Entertainment Inc.	111,517	17
	Investors Title Co.	400	15
^	Vineyard National Bancorp Co.	71,714	11
*	AMV Liquidating Trust	94,702	11
^	Temecula Valley Bancorp, Inc.	8,273	8

*	Peoples Community Bancorp	28,820	6
^	BankUnited Financial Corp.	29,861	5
*	Community Bankers Trust Corp.	1,600	5
*	Malan Realty Investors, Inc. REIT	49,200	1
	Imperial Capital Bancorp Inc.	150	—
			1,832,930
Health Care (14.3%)
*	Genentech, Inc.	2,530,460	209,800
*	Vertex Pharmaceuticals, Inc.	821,225	24,949
	Pharmaceutical Product Development, Inc.	647,165	18,774
*	Hologic, Inc.	1,401,916	18,323
*	Henry Schein, Inc.	489,041	17,943

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Illumina, Inc.	675,662	17,601
*	Endo Pharmaceuticals Holdings, Inc.	655,114	16,954
*	Myriad Genetics, Inc.	254,224	16,845
*	Edwards Lifesciences Corp.	305,748	16,801
*	Covance, Inc.	345,455	15,901
	Omnicare, Inc.	568,683	15,787
*	ResMed Inc.	413,008	15,480
*	Alexion Pharmaceuticals, Inc.	425,465	15,398
	Beckman Coulter, Inc.	341,768	15,017
*	Cerner Corp.	372,392	14,318
	Perrigo Co.	424,175	13,705
	Techne Corp.	211,676	13,657
*	Gen-Probe Inc.	296,387	12,697
*	OSI Pharmaceuticals, Inc.	314,697	12,289
*	IDEXX Laboratories, Inc.	326,004	11,762
*	Lincare Holdings, Inc.	406,093	10,936
	Teleflex Inc.	217,042	10,874
*,^	Valeant Pharmaceuticals International	463,896	10,623
*	Onyx Pharmaceuticals, Inc.	308,557	10,540
	Universal Health Services Class B	277,587	10,429
*	Immucor Inc.	385,169	10,238
*	Thoratec Corp.	307,211	9,981
*	BioMarin Pharmaceutical Inc.	546,161	9,722
*	Charles River Laboratories, Inc.	370,741	9,713
*	VCA Antech, Inc.	463,885	9,222
*	Magellan Health Services, Inc.	221,132	8,660
*	AMERIGROUP Corp.	289,143	8,536
	Owens & Minor, Inc.	226,175	8,516
*	Psychiatric Solutions, Inc.	305,431	8,506
*	Inverness Medical Innovations, Inc.	427,537	8,085
*	United Therapeutics Corp.	126,571	7,917
*	Pediatrix Medical Group, Inc.	249,537	7,910
*	Bio-Rad Laboratories, Inc. Class A	104,620	7,879
*	Haemonetics Corp.	138,413	7,820
*	Masimo Corp.	261,982	7,815
	STERIS Corp.	321,824	7,688
*	Cubist Pharmaceuticals, Inc.	314,371	7,595
*	Community Health Systems, Inc.	516,433	7,530
*	Isis Pharmaceuticals, Inc.	530,543	7,523
*	Amylin Pharmaceuticals, Inc.	646,525	7,015
*	Nuvasive, Inc.	198,922	6,893
	West Pharmaceutical Services, Inc.	180,668	6,824
*	LifePoint Hospitals, Inc.	293,986	6,715
*	Sequenom, Inc.	333,006	6,607
*	Sepracor Inc.	601,552	6,605
*	PSS World Medical, Inc.	339,181	6,383
*	Health Net Inc.	586,107	6,383
*	Regeneron Pharmaceuticals, Inc.	347,153	6,374
*,^	Amedisys Inc.	148,750	6,149
*	Kinetic Concepts, Inc.	307,075	5,890
*	Auxilium Pharmaceuticals, Inc.	206,235	5,865
*	HLTH Corp.	557,665	5,833
	Mentor Corp.	186,922	5,782
	Hill-Rom Holdings, Inc.	345,240	5,683

	Meridian Bioscience Inc.	222,712	5,672
*	ViroPharma Inc.	432,013	5,625
*	Alkermes, Inc.	526,351	5,606
	Martek Biosciences Corp.	183,178	5,552
*	Healthspring, Inc.	275,086	5,493
*	HealthSouth Corp.	486,660	5,334
*	Varian, Inc.	158,826	5,322
*	Catalyst Health Solutions, Inc.	210,895	5,135
*	Celera Corp.	444,131	4,943
*,^	Alnylam Pharmaceuticals Inc.	198,843	4,917
	Chemed Corp.	123,283	4,903
*	Luminex Corp.	227,114	4,851

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Gentiva Health Services, Inc.	159,084	4,655
*	Centene Corp.	235,504	4,642
*	Dionex Corp.	100,134	4,491
*	HMS Holdings Corp.	139,483	4,397
	Medicis Pharmaceutical Corp.	314,482	4,371
*	AthenaHealth Inc.	116,185	4,371
*	Eclipsys Corp.	302,207	4,288
*	Wright Medical Group, Inc.	209,496	4,280
*	Acorda Therapeutics Inc.	207,927	4,265
*	The Medicines Co.	288,968	4,257
	Cooper Cos., Inc.	249,539	4,092
*	AmSurg Corp.	175,198	4,089
*	Medarex, Inc.	709,612	3,960
	Datascope Corp.	74,044	3,868
*	Integra LifeSciences Holdings	108,345	3,854
*	CONMED Corp.	160,067	3,832
	Landauer, Inc.	51,697	3,789
*	American Medical Systems Holdings, Inc.	405,713	3,647
*	Theravance, Inc.	290,265	3,596
*	Xenoport Inc.	139,768	3,505
*	AMAG Pharmaceuticals, Inc.	94,269	3,380
*	Greatbatch, Inc.	126,814	3,356
*	Questcor Pharmaceuticals, Inc.	357,958	3,333
*	Cepheid, Inc.	319,459	3,316
*	Align Technology, Inc.	374,063	3,273
	Allscripts Healthcare Solutions, Inc.	326,981	3,244
*	Volcano Corp.	213,207	3,198
*	CV Therapeutics, Inc.	337,833	3,111
*	Seattle Genetics, Inc.	336,663	3,010
*	Phase Forward Inc.	238,364	2,984
*	WellCare Health Plans Inc.	231,557	2,978
*	PAREXEL International Corp.	305,801	2,969
*	LHC Group Inc.	82,212	2,960
*	Exelixis, Inc.	585,041	2,937
*	Nektar Therapeutics	513,345	2,854
*	ABIOMED, Inc.	170,870	2,806
	National Healthcare Corp.	55,287	2,800
*	Merit Medical Systems, Inc.	154,931	2,778
	Invacare Corp.	178,412	2,769
*	PharMerica Corp.	169,172	2,651
*	Par Pharmaceutical Cos. Inc.	191,832	2,572
*	Conceptus, Inc.	168,624	2,566
*,^	Abraxis BioScience	37,794	2,491
*	Health Management Associates Class A	1,355,168	2,426
*,^	Dendreon Corp.	526,358	2,411
*	ev3 Inc.	394,878	2,409
*	Salix Pharmaceuticals, Ltd.	270,548	2,389
*	ICU Medical, Inc.	70,349	2,331
*	Universal American Corp.	262,051	2,311
*	Cougar Biotechnology Inc.	86,458	2,248
*	Omnicell, Inc.	181,379	2,215
*	Zoll Medical Corp.	116,747	2,205
*	Halozyme Therapeutics Inc.	393,670	2,205
*	Kindred Healthcare, Inc.	166,481	2,168

*	Res-Care, Inc.	142,657	2,143
*	Healthways, Inc.	186,025	2,136
*	Cyberonics, Inc.	128,874	2,135
*	Sun Healthcare Group Inc.	241,195	2,135
*,^	SurModics, Inc.	84,240	2,129
*	inVentiv Health, Inc.	183,975	2,123
*	Hanger Orthopedic Group, Inc.	142,674	2,070
*,^	Medivation Inc.	141,602	2,063
*	Quidel Corp.	156,957	2,051
*	Vivus, Inc.	385,318	2,050
*,^	Geron Corp.	438,423	2,047
*	Incyte Corp.	534,572	2,026

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

	Analogic Corp.	74,166	2,023
*	Almost Family Inc.	44,894	2,019
*	Neogen Corp.	80,734	2,017
*	Natus Medical Inc.	154,650	2,003
*	Emergent BioSolutions Inc.	76,030	1,985
*	Abaxis, Inc.	121,197	1,943
*	Emergency Medical Services LP Class A	53,046	1,942
*	Advanced Medical Optics, Inc.	290,500	1,920
*	Maxygen Inc.	213,656	1,906
*	Kendle International Inc.	73,608	1,893
*,^	Osiris Therapeutics, Inc.	97,221	1,863
*	Odyssey Healthcare, Inc.	201,229	1,861
*	Ligand Pharmaceuticals Inc. Class B	674,718	1,849
*	MWI Veterinary Supply Inc.	66,975	1,806
*	NPS Pharmaceuticals Inc.	290,313	1,803
*	SonoSite, Inc.	94,034	1,794
*	Genoptix, Inc.	52,196	1,779
*	Noven Pharmaceuticals, Inc.	161,559	1,777
*,^	GTx, Inc.	104,580	1,761
*	CryoLife Inc.	180,960	1,757
*	Arena Pharmaceuticals, Inc.	413,457	1,724
*	Allos Therapeutics Inc.	277,118	1,696
*	Human Genome Sciences, Inc.	798,053	1,692
*	eResearch Technology, Inc.	253,883	1,683
*	Durect Corp.	492,807	1,671
*	RehabCare Group, Inc.	109,210	1,656
*	Momenta Pharmaceuticals, Inc.	141,228	1,638
*	Bio-Reference Laboratories, Inc.	62,055	1,628
*	Rigel Pharmaceuticals, Inc.	199,794	1,598
*,^	InterMune Inc.	150,494	1,592
*	IRIS International, Inc.	114,107	1,591
*	Symmetry Medical Inc.	198,359	1,581
*	AMN Healthcare Services, Inc.	185,728	1,571
*	Dyax Corp.	430,897	1,568
*	Optimer Pharmaceuticals Inc.	128,687	1,558
*	Cypress Bioscience, Inc.	227,510	1,556
*,^	Enzon Pharmaceuticals, Inc.	264,949	1,545
*	Kensey Nash Corp.	79,102	1,535
*	Savient Pharmaceuticals Inc.	263,535	1,526
*	Emeritus Corp.	152,088	1,525
	PDL BioPharma Inc.	240,967	1,489
*	Orthovita, Inc.	438,940	1,488
*	Cross Country Healthcare, Inc.	166,525	1,464
*	AngioDynamics, Inc.	106,809	1,462
*	VNUS Medical Technologies, Inc.	89,913	1,458
*	Molina Healthcare Inc.	82,121	1,446
*	Albany Molecular Research, Inc.	144,592	1,408
*	Assisted Living Concepts Inc.	328,158	1,362
*	CorVel Corp.	61,941	1,361
*	Inspire Pharmaceuticals, Inc.	374,713	1,349
*	US Physical Therapy, Inc.	97,278	1,297
*	Nabi Biopharmaceuticals	378,640	1,268
*	OraSure Technologies, Inc.	341,660	1,257

*	Facet Biotech Corp.	130,647	1,253
	Computer Programs and Systems, Inc.	46,525	1,247
*	Idenix Pharmaceuticals Inc.	213,259	1,235
*	Progenics Pharmaceuticals, Inc.	114,538	1,181
*	Indevus Pharmaceuticals, Inc.	376,072	1,181
*	Palomar Medical Technologies, Inc.	101,761	1,173
*	ImmunoGen, Inc.	266,824	1,145
*	Accuray Inc.	221,178	1,141
*	Medical Action Industries Inc.	113,398	1,134
*	Genomic Health, Inc.	57,826	1,126
*	Bruker BioSciences Corp.	275,716	1,114
*	Vital Images, Inc.	80,068	1,114
*,^	MannKind Corp.	307,314	1,054

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Cantel Medical Corp.	71,350	1,047
*,^	Repros Therapeutics, Inc.	98,599	1,037
*,^	Idera Pharmaceuticals, Inc.	130,910	1,005
*	Skilled Healthcare Group Inc.	115,274	973
*	Immunomedics Inc.	570,898	971
*,^	SIGA Technologies, Inc.	292,157	955
*,^	Stereotaxis Inc.	214,178	942
*	Matrixx Initiatives, Inc.	57,058	941
*	Array BioPharma Inc.	230,862	935
*	Accelrys Inc.	214,114	934
*	Synovis Life Technologies, Inc.	48,300	905
*,^	Metabolix Inc.	69,743	887
*	Air Methods Corp.	54,486	871
*	Somanetics Corp.	52,042	859
*	Repligen Corp.	226,701	857
*	ArQule, Inc.	202,912	856
*,^	AspenBio Pharma, Inc.	138,637	855
*	Chindex International, Inc.	105,951	842
*	Affymetrix, Inc.	279,669	836
*	MedCath Corp.	79,645	832
	Brookdale Senior Living Inc.	147,255	822
*	Micrus Endovascular Corp.	70,723	821
*	ATS Medical, Inc.	294,520	819
*	RTI Biologics, Inc.	291,218	804
*	Pain Therapeutics, Inc.	135,662	803
*	Cardiac Science Corp.	106,774	801
*	Alliance Imaging, Inc.	99,471	793
*,^	Pozen Inc.	155,438	783
*	Vascular Solutions, Inc.	86,337	779
*	CardioNet, Inc.	30,359	748
*,^	Discovery Laboratories, Inc.	655,838	735
*	America Service Group Inc.	68,352	731
*	Cambrex Corp.	156,933	725
*	I-Flow Corp.	149,178	716
*	StemCells, Inc.	523,979	713
*	Dexcom Inc.	256,565	708
*	ArthroCare Corp.	147,551	704
*,^	Hansen Medical Inc.	97,300	703
*	Amicas, Inc.	420,581	702
*,^	Sangamo BioSciences, Inc.	201,221	700
*	Enzo Biochem, Inc.	143,025	699
*	Adolor Corp.	416,531	691
*	Cytokinetics, Inc.	242,473	691
*	TomoTherapy, Inc.	284,599	677
*,^	Clarient, Inc.	413,732	674
*	Insulet Corp.	87,347	674
*	Rochester Medical Corp.	42,755	658
*,^	Micromet, Inc.	150,580	657
*,^	Opko Health, Inc.	399,656	647
*	MedAssets, Inc.	44,055	643
*,^	Akorn, Inc.	277,295	638
*,^	Molecular Insight Pharmaceuticals, Inc.	146,468	630
*,^	Zymogenetics, Inc.	207,775	623

*	Spectranetics Corp.	238,603	623
*	XOMA Ltd.	981,678	609
*	Lexicon Pharmaceuticals Inc.	427,939	599
*	STAAR Surgical Co.	250,510	596
*	Biomimetic Therapeutics, Inc.	64,418	594
*	Bovie Medical Corp.	93,760	580
*	K-V Pharmaceutical Co. Class A	201,025	579
*	Harvard Bioscience, Inc.	216,667	574
*,^	CombiMatrix Corp.	81,449	566
*	Genelabs Technologies, Inc.	436,806	563
*,^	MiddleBrook Pharmaceuticals Inc.	373,694	561
*,^	Novamed, Inc.	161,512	559
*	Columbia Laboratories Inc.	438,089	556

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Allion Healthcare Inc.	132,942	548
*,^	RadNet, Inc.	160,705	538
*	BioScrip Inc.	242,281	538
*	Novavax, Inc.	277,092	524
*	Rural/Metro Corp.	291,113	521
*	Senomyx, Inc.	185,245	517
*	Curis, Inc.	683,767	513
*	Nighthawk Radiology Holdings, Inc.	102,209	497
*	Five Star Quality Care, Inc.	324,394	496
*	Neurocrine Biosciences, Inc.	152,313	487
*	Aspect Medical Systems, Inc.	142,025	479
*	Medtox Scientific, Inc.	58,054	477
	Atrion Corp.	4,866	473
*	Cynosure Inc.	51,575	471
*	Cutera, Inc.	52,375	465
*	Dialysis Corp. of America	66,002	462
*	Cadence Pharmaceuticals, Inc.	62,180	450
*	IPC The Hospitalist Co.	26,659	449
*	Exactech, Inc.	26,624	448
*	ARIAD Pharmaceuticals, Inc.	522,671	444
*,^	Sunrise Senior Living, Inc.	264,292	444
^	LCA-Vision Inc.	107,901	443
*,^	Insmed Inc.	940,341	442
*	Pharmasset, Inc.	32,733	429
*	Monogram Biosciences Inc.	161,805	421
*,^	Aastrom Biosciences, Inc.	838,008	419
*	Caraco Pharmaceutical Laboratories, Ltd.	70,000	414
	Ensign Group Inc.	24,689	413
*	Poniard Pharmaceuticals, Inc.	213,363	412
*	DepoMed, Inc.	248,222	410
*	Ardea Biosciences, Inc.	33,938	406
*	Mediware Information Systems, Inc.	82,082	394
*	Penwest Pharmaceuticals Co.	244,866	384
*	Peregrine Pharmaceuticals, Inc.	1,308,631	380
*,^	Javelin Pharmaceuticals, Inc.	303,275	379
*	Alexza Pharmaceuticals, Inc.	118,551	376
*	Memory Pharmaceuticals Corp.	607,078	369
*,^	Arrowhead Research Corp.	385,594	362
*	Orexigen Therapeutics Inc.	62,514	349
*	American Dental Partners, Inc.	49,539	344
*	Osteotech, Inc.	203,339	344
*	Life Sciences Research, Inc.	36,394	342
	Psychemedics Corp.	52,505	339
	Young Innovations, Inc.	21,951	338
*	Anadys Pharmaceuticals Inc.	214,289	336
*	Icad Inc.	305,341	336
*,^	Clinical Data, Inc.	36,149	322
*	Hi-Tech Pharmacal Co., Inc.	58,045	322
*	PDI, Inc.	79,289	318
	National Research Corp.	10,904	316
*	Health Grades, Inc	152,267	314
*,^	GenVec, Inc.	702,536	302
*	Santarus Inc.	188,578	296
*,^	Synta Pharmaceuticals Corp.	48,279	295

*	Capital Senior Living Corp.	98,993	295
*	Obagi Medical Products, Inc.	39,155	292
*,^	BioLase Technology, Inc.	195,284	291
*	NxStage Medical, Inc.	105,831	283
*	SciClone Pharmaceuticals, Inc.	377,706	280
*	Transcend Services, Inc.	28,474	279
*	Trans1, Inc.	38,737	279
*	Theragenics Corp.	237,889	278
*	HealthTronics Surgical Services, Inc.	123,464	278
*	BioCryst Pharmaceuticals, Inc.	199,343	273
*	Emageon Inc.	146,746	271
*	National Dentex Corp.	57,327	261

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Anika Resh Inc.	84,718	258
*	Celldex Therapeutics, Inc.	31,753	252
*	BioSphere Medical Inc.	125,816	243
*	Spectrum Pharmaceuticals Inc.	166,160	243
*	Corcept Therapeutics Inc.	232,993	240
^	Cytrx Corp.	767,613	238
*	RXi Pharmaceuticals Corp.	41,165	237
*	Endologix, Inc.	195,978	235
*	Affymax Inc.	22,602	226
*,^	Exact Sciences Corp.	395,218	225
*	Cerus Corp.	310,736	218
*	Cytori Therapeutics, Inc.	60,216	217
*	Caliper Life Sciences, Inc.	216,766	210
*	ThermoGenesis Corp.	481,455	207
*	Avigen, Inc.	272,076	207
*	Pharmacyclics, Inc.	261,440	207
*	Oxigene, Inc.	308,504	204
*,^	Epicept Corp.	314,767	201
*	Avanir Pharmaceuticals Class A	490,723	201
*	AtriCure, Inc.	90,042	200
*	LeMaitre Vascular Inc.	97,315	197
*	SuperGen, Inc.	102,625	196
*	Acadia Pharmaceuticals Inc.	217,085	195
*	Allied Healthcare International Inc.	175,932	192
*	Alphatec Holdings, Inc.	80,639	190
*	Sonic Innovations, Inc.	185,109	185
*	Home Diagnostics Inc.	36,894	183
	Merge Healthcare Inc.	143,252	183
*	CuraGen Corp.	397,475	183
*	Continucare Corp.	86,448	182
*,^	Pure Bioscience	58,941	182
*	The Quigley Corp.	43,997	180
*,^	AVI BioPharma, Inc.	251,647	166
*	SenoRx, Inc.	70,631	165
*	DUSA Pharmaceuticals, Inc.	152,100	160
*	American Caresource Holding, Inc.	22,574	159
*	SRI/Surgical Express, Inc.	91,061	156
*	Metropolitan Health Networks Inc.	95,746	153
*	Cardica, Inc.	43,467	152
*,^	Hollis-Eden Pharmaceuticals, Inc.	222,016	151
*,^	Synergetics USA, Inc.	168,639	150
*	Emisphere Technologies, Inc.	189,650	150
*	Orthologic Corp.	355,615	149
*	GTC Biotherapeutics, Inc.	455,051	146
*	Escalon Medical Corp.	91,117	145
*	PhotoMedex, Inc.	668,212	141
*	Digirad Corp.	231,278	134
*	Vical, Inc.	87,272	123
*	Biodel Inc.	24,800	120
*	Urologix, Inc.	212,418	117
*	Nanosphere Inc.	24,500	117
*	Dynavax Technologies Corp.	138,658	116
*	Cortex Pharmaceuticals, Inc.	202,102	115

*	Pharmanet Development Group, Inc.	126,474	115
*,^	Alfacell Corp.	420,076	113
*	La Jolla Pharmaceutical Co.	194,568	113
*	Heska Corp.	447,038	112
*	Infinity Pharmaceuticals, Inc.	13,950	111
*	Metabasis Therapeutics, Inc.	348,111	111
*,^	Hythiam Inc.	281,612	110
*	Bioanalytical Systems, Inc.	86,496	108
*,^	Antigenics, Inc.	224,073	108
*	MAKO Surgical Corp.	16,026	107
*	Animal Health International, Inc.	49,195	105
*	Orchid Cellmark, Inc.	158,668	105
*	Ista Pharmaceuticals Inc.	140,179	101

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	NexMed, Inc.	749,203	99
*	Providence Service Corp.	68,474	99
*	Sucampo Pharmaceuticals Inc.	17,127	99
*	NMT Medical, Inc.	103,475	98
*	Inhibitex Inc.	326,688	95
*	Iridex Corp.	105,888	91
*,^	Northfield Laboratories, Inc.	88,556	88
*	Jazz Pharmaceuticals Inc.	44,620	86
*	Arcadia Resources, Inc.	229,920	85
	Utah Medical Products, Inc.	3,716	82
*	Encorium Group, Inc.	300,015	81
*	Electro-Optical Sciences, Inc.	24,134	81
*	SCOLR Pharma Inc.	127,266	80
*	Chelsea Therapeutics International, Ltd.	59,419	80
*	BioSante Pharmaceuticals, Inc.	73,745	75
*	Hemispherx Biopharma, Inc.	212,892	75
*	Icagen, Inc.	130,110	72
	Trimeris, Inc.	53,800	72
*	EPIX Pharmaceuticals Inc.	63,742	66
*	CPEX Pharmaceuticals, Inc.	6,397	62
*,^	Nutrition 21 Inc.	360,490	61
*	Nuvelo, Inc.	183,270	55
*	Northstar Neuroscience, Inc.	45,320	55
*	Sunlink Health Systems, Inc.	59,100	53
*	Oscient Pharmaceuticals Corp.	290,009	52
*,^	Cell Genesys, Inc.	218,324	48
*	Insite Vision, Inc.	240,685	46
*	United American Healthcare Corp.	30,666	45
*	Cyclacel Pharmaceuticals Inc.	105,191	44
*	Candela Corp.	78,168	41
*	Retractable Technologies, Inc.	48,106	41
*	Combinatorx, Inc.	59,722	37
*,^	Nanogen, Inc.	250,524	35
*	Targeted Genetics Corp.	195,595	34
*	Cornerstone Therapeutics Inc.	12,847	34
*	Neurometrix Inc.	39,628	34
*,^	Bionovo Inc.	163,131	33
*,^	Minrad International, Inc.	275,146	30
*	EntreMed, Inc.	180,829	29
*	Fonar Corp.	34,838	29
*	Acura Pharmaceuticals Inc.	3,800	28
*,^	OncoGenex Pharmaceutical Inc.	9,163	28
*	Targacept, Inc.	7,322	26
*	Genaera Corp.	66,870	23
*	Trubion Pharmaceuticals, Inc.	17,153	22
*	AdvanSource Biomaterials Corp.	86,454	22
*	TorreyPines Therapeutics Inc.	78,968	21
*,^	Hana Biosciences, Inc.	86,495	20
*	NeoPharm, Inc.	99,959	16
*	ADVENTRX Pharmaceuticals, Inc.	162,044	15
*	IVAX Diagnostics, Inc.	27,208	14
*	Inovio Biomedical Corp.	26,355	14
*	Interleukin Genetics, Inc.	56,701	12
*	RegeneRx Biopharmaceuticals, Inc.	9,500	11

*	MDRNA Inc.	32,179	11
*	Palatin Technologies, Inc.	118,190	11
*	Somaxon Pharmaceuticals, Inc.	7,409	9
*	Telik, Inc.	22,042	8
*	CardioDynamics International Corp.	14,163	8
*	ULURU Inc.	28,716	8
*	Hooper Holmes, Inc.	29,388	7
*	Ore Pharmaceuticals, Inc.	11,059	5
*	Sunesis Pharmaceuticals, Inc.	15,915	5
*	Zila Inc.	21,075	5
*	Neurogen Corp.	30,685	4
*	Cytomedix, Inc.	21,700	4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Targanta Therapeutics Corp.	6,000	4
*	Biopure Corp.	15,104	2
*	Panacos Pharmaceuticals Inc.	14,507	2
*	Vanda Parmaceuticals, Inc.	1,600	1
*	Cell Therapeutics, Inc.	5,625	1
*	Synvista Therapuetics Inc.	522	1
*	NitroMed, Inc.	1,040	—
			1,279,935
Industrials (15.8%)
*	Delta Air Lines Inc.	3,277,256	37,557
*	First Solar, Inc.	225,164	31,064
*	Iron Mountain, Inc.	981,915	24,283
*	Quanta Services, Inc.	1,078,478	21,354
	Roper Industries Inc.	490,121	21,276
*	URS Corp.	458,282	18,684
	Ametek, Inc.	583,465	17,626
*	Foster Wheeler Ltd.	730,710	17,084
*	AMR Corp.	1,519,979	16,218
*	Alliant Techsystems, Inc.	179,287	15,376
	Manpower Inc.	430,062	14,618
*	Covanta Holding Corp.	658,004	14,450
	Donaldson Co., Inc.	428,826	14,430
*	Waste Connections, Inc.	436,358	13,776
	Joy Global Inc.	588,494	13,471
	KBR Inc.	885,724	13,463
*	Aecom Technology Corp.	415,745	12,776
	Pentair, Inc.	539,603	12,772
	Harsco Corp.	458,805	12,700
*	FTI Consulting, Inc.	277,658	12,406
*	McDermott International, Inc.	1,244,348	12,294
	SPX Corp.	297,542	12,065
	Lincoln Electric Holdings, Inc.	234,328	11,934
*	AGCO Corp.	500,567	11,808
	J.B. Hunt Transport Services, Inc.	448,381	11,779
	Watson Wyatt & Co. Holdings	236,680	11,318
*	Corrections Corp. of America	686,584	11,233
	Landstar System, Inc.	288,252	11,078
	IDEX Corp.	451,413	10,902
*	Continental Airlines, Inc. Class B	603,013	10,890
	Wabtec Corp.	264,676	10,521
	Hubbell Inc. Class B	308,890	10,095
*,^	SunPower Corp. Class A	259,241	9,592
*	Copart, Inc.	350,289	9,524
*	Kansas City Southern	499,245	9,511
*	Shaw Group, Inc.	456,329	9,341
	Kennametal, Inc.	416,450	9,241
	CLARCOR Inc.	277,567	9,210
	The Timken Co.	463,983	9,108
*	Terex Corp.	523,296	9,063
	MSC Industrial Direct Co., Inc. Class A	245,756	9,051
*	Owens Corning Inc.	512,732	8,870
*	Teledyne Technologies, Inc.	195,943	8,729
*	Moog Inc.	234,880	8,590
	Lennox International Inc.	257,098	8,302

	GATX Corp.	265,872	8,234
	Curtiss-Wright Corp.	246,084	8,217
*	EMCOR Group, Inc.	357,481	8,018
*	Kirby Corp.	293,028	8,017
*	Tetra Tech, Inc.	330,111	7,972
	Granite Construction Co.	179,622	7,891
	UAL Corp.	709,027	7,813
	Graco, Inc.	326,640	7,751
	Acuity Brands, Inc.	221,489	7,732
	Bucyrus International, Inc.	408,932	7,573
*	Thomas & Betts Corp.	314,535	7,555

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Navistar International Corp.	346,368	7,405
*	JetBlue Airways Corp.	1,002,276	7,116
	Brady Corp. Class A	293,109	7,020
*	Clean Harbors Inc.	110,525	7,012
	Trinity Industries, Inc.	438,580	6,912
	Carlisle Co., Inc.	333,651	6,907
	Woodward Governor Co.	298,322	6,867
*	TransDigm Group, Inc.	204,201	6,855
	Regal-Beloit Corp.	178,491	6,781
*	Gardner Denver Inc.	290,309	6,776
	Con-way, Inc.	253,533	6,744
	The Toro Co.	196,515	6,485
	Kaydon Corp.	187,310	6,434
*	Energy Conversion Devices, Inc.	252,746	6,372
*	SunPower Corp. Class B	208,266	6,340
*	Orbital Sciences Corp.	324,584	6,339
*	Esterline Technologies Corp.	164,243	6,223
	Nordson Corp.	188,808	6,097
*	Huron Consulting Group Inc.	106,412	6,094
	The Brink’s Co.	226,264	6,082
	Valmont Industries, Inc.	96,936	5,948
	Watsco, Inc.	154,697	5,940
*	Spirit Aerosystems Holdings Inc.	581,636	5,915
*	ESCO Technologies Inc.	144,414	5,914
	Actuant Corp.	310,623	5,908
	Skywest, Inc.	315,783	5,874
*	Alaska Air Group, Inc.	200,026	5,851
	Simpson Manufacturing Co.	207,123	5,750
	Alexander & Baldwin, Inc.	228,782	5,733
*	Hub Group, Inc.	208,177	5,523
*	GrafTech International Ltd.	660,540	5,496
*	Genesee & Wyoming Inc. Class A	177,990	5,429
	Belden Inc.	257,622	5,379
*	General Cable Corp.	293,685	5,195
	Mueller Industries Inc.	206,334	5,175
*	Geo Group Inc.	283,341	5,109
	Knight Transportation, Inc.	315,354	5,083
	Heartland Express, Inc.	308,861	4,868
	Briggs & Stratton Corp.	275,965	4,854
*	US Airways Group Inc.	620,665	4,798
	Mueller Water Products, Inc.	558,299	4,712
	ABM Industries Inc.	244,604	4,660
	Crane Co.	268,277	4,625
	Baldor Electric Co.	256,459	4,578
*	WESCO International, Inc.	234,490	4,509
*	United Stationers, Inc.	130,411	4,367
*	Old Dominion Freight Line, Inc.	152,786	4,348
	Otter Tail Corp.	183,742	4,287
	Deluxe Corp.	284,498	4,256
*	BE Aerospace, Inc.	551,317	4,240
	Arkansas Best Corp.	139,882	4,212
	The Corporate Executive Board Co.	188,405	4,156
	Rollins, Inc.	228,741	4,136
	Werner Enterprises, Inc.	236,285	4,097

*	Navigant Consulting, Inc.	258,145	4,097
*	Resources Connection, Inc.	249,831	4,092
*	Hertz Global Holdings Inc.	806,566	4,089
	HEICO Corp.	104,302	4,050
	Watts Water Technologies, Inc.	161,843	4,041
	Herman Miller, Inc.	303,383	3,953
*	Hexcel Corp.	534,069	3,947
*	AAR Corp.	214,341	3,946
	Mine Safety Appliances Co.	164,463	3,932
*,^	American Superconductor Corp.	239,380	3,904
	Forward Air Corp.	160,832	3,903
	Triumph Group, Inc.	91,427	3,882

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
^	HNI Corp.	245,022	3,881
*	MPS Group, Inc.	514,569	3,875
	Applied Industrial Technology, Inc.	201,990	3,822
	Healthcare Services Group, Inc.	238,076	3,793
	A.O. Smith Corp.	125,083	3,692
*	Allegiant Travel Co.	75,707	3,677
	Oshkosh Truck Corp.	412,837	3,670
*	USG Corp.	455,892	3,665
	American Science & Engineering, Inc.	48,783	3,608
*	CoStar Group, Inc.	108,981	3,590
	Franklin Electric, Inc.	127,260	3,577
*	Perini Corp.	151,425	3,540
*	Sykes Enterprises, Inc.	185,116	3,539
	Barnes Group, Inc.	240,536	3,488
*	Astec Industries, Inc.	109,587	3,433
*	Beacon Roofing Supply, Inc.	247,342	3,433
	Ameron International Corp.	51,258	3,225
*	Aerovironment Inc.	85,956	3,164
	Robbins & Myers, Inc.	192,122	3,107
*	Insituform Technologies Inc. Class A	154,865	3,049
*	United Rentals, Inc.	329,838	3,008
*	Ceradyne, Inc.	145,468	2,954
*	Korn/Ferry International	257,188	2,937
*	Team, Inc.	104,495	2,895
*	AirTran Holdings, Inc.	651,498	2,893
	Viad Corp.	115,923	2,868
*	Mastec Inc.	246,691	2,857
	McGrath RentCorp	131,560	2,810
*	Axsys Technologies, Inc.	50,970	2,796
*	Mobile Mini, Inc.	193,317	2,788
	Administaff, Inc.	124,399	2,692
*	Stanley Inc.	73,584	2,665
	CIRCOR International, Inc.	94,338	2,594
*	II-VI, Inc.	135,436	2,585
*	EnerSys	234,333	2,578
*	The Middleby Corp.	94,333	2,572
*	Layne Christensen Co.	106,617	2,560
	Kaman Corp. Class A	141,181	2,560
	Seaboard Corp.	2,102	2,510
	Universal Forest Products, Inc.	93,123	2,506
	Gorman-Rupp Co.	79,810	2,484
*	RBC Bearings Inc.	120,876	2,451
*	EnPro Industries, Inc.	111,911	2,411
	Armstrong Worldwide Industries, Inc.	110,728	2,394
	Badger Meter, Inc.	81,908	2,377
	Cubic Corp.	87,188	2,372
	Knoll, Inc.	262,880	2,371
*	Exponent, Inc.	78,704	2,367
	Comfort Systems USA, Inc.	221,019	2,356
*	TrueBlue, Inc.	240,953	2,306
*	Griffon Corp.	245,996	2,295
	Tredegar Corp.	125,795	2,287
*	CBIZ Inc.	263,653	2,281
*	Force Protection, Inc.	378,965	2,266

	Genco Shipping and Trading Ltd.	151,268	2,239
*	Northwest Pipe Co.	50,942	2,171
	Federal Signal Corp.	263,024	2,159
	Lindsay Manufacturing Co.	67,760	2,154
	Steelcase Inc.	382,186	2,148
*,^	Evergreen Solar, Inc.	672,830	2,146
	Raven Industries, Inc.	88,951	2,144
*	Michael Baker Corp.	57,998	2,141
	G & K Services, Inc. Class A	105,330	2,130
*	DynCorp International Inc. Class A	135,848	2,061
*	The Advisory Board Co.	92,032	2,052
*	Blount International, Inc.	214,414	2,033

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Republic Airways Holdings Inc.	189,399	2,021
	Pacer International, Inc.	193,481	2,018
	Encore Wire Corp.	104,873	1,988
	Kelly Services, Inc. Class A	152,373	1,982
	Heidrick & Struggles International, Inc.	91,065	1,962
	Quanex Building Products Corp.	208,274	1,952
*	GeoEye Inc.	100,633	1,935
*	Interline Brands, Inc.	179,758	1,911
	Albany International Corp.	147,624	1,890
*	Taser International Inc.	354,929	1,874
	Eagle Bulk Shipping Inc.	271,400	1,851
*	L.B. Foster Co. Class A	59,064	1,848
	AAON, Inc.	87,970	1,837
*	Rush Enterprises, Inc. Class A	213,829	1,833
	American Ecology Corp.	89,726	1,815
*	NCI Building Systems, Inc.	110,217	1,797
	Gibraltar Industries Inc.	149,370	1,783
*	Dycom Industries, Inc.	214,636	1,764
*	ATC Technology Corp.	117,038	1,712
	Cascade Corp.	57,204	1,708
*	CRA International Inc.	62,236	1,676
*	Chart Industries, Inc.	157,393	1,673
*	School Specialty, Inc.	87,026	1,664
	Titan International, Inc.	198,223	1,635
	Apogee Enterprises, Inc.	154,691	1,603
*	AZZ Inc.	63,148	1,585
*	Hawaiian Holdings, Inc.	248,000	1,582
	Tennant Co.	101,793	1,568
*	Amerco, Inc.	45,083	1,557
	Kimball International, Inc. Class B	179,402	1,545
*	Kforce Inc.	199,365	1,531
*,^	FuelCell Energy, Inc.	389,044	1,509
	Ennis, Inc.	122,656	1,485
*	Columbus McKinnon Corp.	108,485	1,481
	Interface, Inc.	313,399	1,454
*	Orion Marine Group, Inc.	149,179	1,441
	Standex International Corp.	72,007	1,429
*	Argon ST, Inc.	74,233	1,400
*	American Reprographics Co.	201,912	1,393
	Freightcar America Inc.	76,135	1,391
	Sun Hydraulics Corp.	73,610	1,387
*	Consolidated Graphics, Inc.	60,407	1,368
*	Duff & Phelps Corp.	70,500	1,348
*	Atlas Air Worldwide Holdings, Inc.	71,145	1,345
*	American Commercial Lines Inc.	272,717	1,336
*,^	Trex Co., Inc.	78,947	1,299
*	Marten Transport, Ltd.	68,515	1,299
	Ampco-Pittsburgh Corp.	59,860	1,299
*,^	Ener1, Inc.	181,610	1,299
	American Woodmark Corp.	70,971	1,294
	Dynamic Materials Corp.	66,332	1,281
*	Cenveo Inc.	286,532	1,275
*	Standard Parking Corp.	64,688	1,251

	John Bean Technologies Corp.	152,663	1,247
*	On Assignment, Inc.	219,736	1,246
*	Innerworkings, Inc.	189,748	1,243
*	Kadant Inc.	91,358	1,231
	Aceto Corp.	122,284	1,224
	HEICO Corp. Class A	41,440	1,200
*	Herley Industries Inc.	97,198	1,194
*,^	Odyssey Marine Exploration, Inc.	357,949	1,153
	NACCO Industries, Inc. Class A	30,777	1,151
*	GenCorp, Inc.	305,662	1,125
*	Pike Electric Corp.	90,685	1,115
*	Sterling Construction Co., Inc.	59,397	1,101
*	USA Truck, Inc.	79,456	1,096

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	The Standard Register Co.	120,940	1,080
	Met-Pro Corp.	80,626	1,074
*	Ladish Co., Inc.	77,521	1,074
*	M&F Worldwide Corp.	69,320	1,071
	Vicor Corp.	159,373	1,053
	Bowne & Co., Inc.	175,222	1,030
	CDI Corp.	79,354	1,027
*	Furmanite Corp.	188,490	1,016
*	Powell Industries, Inc.	34,081	989
	Applied Signal Technology, Inc.	54,073	970
*	Ultralife Corp.	72,098	967
*	Cornell Cos., Inc.	51,263	953
	TAL International Group, Inc.	66,143	933
*,^	3D Systems Corp.	116,628	926
*	Celadon Group Inc.	106,577	909
	EnergySolutions	159,908	903
*,^	YRC Worldwide, Inc.	312,372	896
	Great Lakes Dredge & Dock Co.	211,475	878
*	Power-One, Inc.	734,839	874
*	Altra Holdings Inc.	110,339	873
	Ducommun, Inc.	50,704	847
*	H&E Equipment Services, Inc.	109,728	846
*	LECG Corp.	121,835	818
*	Dynamex Inc.	54,340	802
*,^	Valence Technology Inc.	439,585	800
*	Volt Information Sciences Inc.	109,779	794
*	Polypore International Inc.	104,720	792
	Wabash National Corp.	175,515	790
*	Colfax Corp.	75,175	781
*,^	Fuel-Tech N.V.	73,752	781
*	Tecumseh Products Co. Class A	79,912	766
*	Lydall, Inc.	131,627	757
	Multi-Color Corp.	47,296	748
*,^	C & D Technologies, Inc.	237,797	744
*,^	Microvision, Inc.	435,456	732
	Insteel Industries, Inc.	64,778	731
	Horizon Lines Inc.	204,715	714
*	K-Tron International, Inc	8,812	704
*	Key Technology, Inc.	36,886	697
	Mueller Water Products, Inc. Class A	82,600	694
*	PRG-Schultz International, Inc.	169,019	690
*	Spherion Corp.	308,689	682
*	Universal Truckload Services, Inc.	47,823	677
*	Magnatek, Inc.	280,031	672
	Houston Wire & Cable Co.	71,294	664
*	Capstone Turbine Corp.	782,696	657
	Graham Corp.	60,600	656
	Sauer-Danfoss, Inc.	73,857	646
*	MYR Group, Inc.	64,542	645
*,^	SatCon Technology Corp.	413,131	640
	LSI Industries Inc.	92,345	634
*	Hill International Inc.	90,105	634
*	RSC Holdings Inc.	74,200	632
	Schawk, Inc.	55,116	632

*	Integrated Electrical Services, Inc.	71,604	627
*	ICF International, Inc.	25,355	623
*	La Barge, Inc.	43,341	622
*	Acco Brands Corp.	179,534	619
	Courier Corp.	34,601	619
*	Saia, Inc.	56,798	617
*	PMFG Inc.	64,384	616
	Preformed Line Products Co.	13,133	605
*	LMI Aerospace, Inc.	52,761	600
	International Shipholding Corp.	23,363	592
*	Willis Lease Finance Corp.	63,320	587
*	Casella Waste Systems, Inc.	143,636	586

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Flanders Corp.	123,093	577
	Lawson Products, Inc.	25,241	577
*	United Capital Corp.	31,463	571
*	Flow International Corp.	235,046	569
*,^	Energy Recovery Inc.	73,169	555
	L.S. Starrett Co. Class A	34,332	553
*	First Advantage Corp. Class A	37,887	536
*	DXP Enterprises Inc	36,230	529
*	The Allied Defense Group, Inc.	85,135	528
	American Railcar Industries, Inc.	49,053	517
*	Clearwater Paper Corp.	60,964	511
	Diamond Management and Technology Consultants,Inc.	121,115	510
	The Greenbrier Cos., Inc.	73,709	506
	VSE Corp.	12,680	497
*	Plug Power, Inc.	485,452	495
*	CPI Aerostructures, Inc.	89,365	491
*	Kratos Defense & Security Inc.	334,865	469
	Macquarie Infrastructure Co. LLC	124,264	468
*	Ocean Power Technologies, Inc.	67,376	451
*	P.A.M. Transportation Services, Inc.	64,282	450
*,^	EnerNOC Inc.	59,920	446
*	Astronics Corp.	49,888	444
*	APAC Teleservices, Inc.	363,262	440
*	Titan Machinery, Inc.	31,065	437
*	Patriot Transportation Holding, Inc.	6,178	433
	Omega Flex Inc.	20,504	429
*	Hudson Highland Group, Inc.	122,933	412
	Innovative Solutions and Support, Inc.	103,249	408
*,^	Advanced Battery Technologies Inc.	150,836	401
*,^	AMREP Corp.	12,689	397
	Todd Shipyards Corp.	32,767	393
*,^	Hurco Cos., Inc.	32,371	388
*	Park-Ohio Holdings Corp.	62,047	383
*	Intersections Inc.	73,428	382
	Barrett Business Services, Inc.	34,900	380
*,^	Beacon Power Corp.	700,639	371
*	UQM Technologies, Inc.	287,368	359
*	GP Strategies Corp.	78,560	354
*	Ceco Environmental Corp.	142,337	344
*	Miller Industries, Inc.	64,700	343
	Virco Manufacturing Corp.	172,163	336
*	A.T. Cross Co. Class A	120,318	334
	Ecology and Environment, Inc.	27,806	333
*	Baldwin Technology Class A	206,023	330
	Quixote Corp.	48,218	313
	Alamo Group, Inc.	19,022	284
	Hardinge, Inc.	67,663	274
*	TurboChef Technologies, Inc.	55,623	273
*	BTU International, Inc.	65,948	264
*	Perma-Fix Environmental Services, Inc.	202,497	253
*,^	Coleman Cable Inc.	54,872	249
*	GT Solar International Inc.	85,115	246
*	PowerSecure International, Inc.	74,700	246
*,^	Spire Corp.	47,702	245

*	Pinnacle Airlines Corp.	143,445	244
*,^	Orion Energy Systems Inc.	44,341	240
*	Hudson Technology, Inc.	177,425	240
*	Sifco Industries, Inc.	39,009	232
*	U.S. Home Systems, Inc.	88,063	228
	Providence and Worcester Railroad Co.	18,600	223
*	Nashua Corp.	42,021	221
	Twin Disc, Inc.	31,492	217
*,^	Bluelinx Holdings Inc.	112,164	212
	Frozen Food Express Industries, Inc.	36,616	208
*,^	Akeena Solar, Inc.	119,403	205
*	COMSYS IT Partners Inc.	85,870	192

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*,^	Hoku Scientific, Inc.	70,576	188
*,^	Metalico, Inc.	118,683	184
*	Gencor Industries, Inc.	25,887	181
	NN, Inc.	77,926	178
*	WCA Waste Corp.	70,553	177
*	Energy Focus Inc.	148,296	171
*	Quality Distribution Inc.	56,369	169
*	ICT Group, Inc.	36,852	169
*,^	Daystar Technologies, Inc.	168,567	158
*	Allied Motion Technologies, Inc.	79,097	158
*	Peco II, Inc.	50,920	153
*	Xerium Technologies Inc.	209,235	138
*	Thermadyne Holdings Corp.	19,684	135
*	CAI International Inc.	42,650	135
*	Innotrac Corp.	72,154	133
*,^	Builders FirstSource, Inc.	84,318	129
*	Dollar Thrifty Automotive Group, Inc.	118,104	129
	Superior Uniform Group, Inc.	15,754	124
*	Avis Budget Group, Inc.	173,048	121
	The Eastern Co.	13,968	120
*	COMFORCE Corp.	129,816	117
*	Tecumseh Products Co. Class B	11,900	114
*	Argan Inc.	10,386	114
*	TRC Cos., Inc.	56,411	109
*	MFRI, Inc.	24,644	107
*	Astronics Corp. Class B	12,325	106
	Supreme Industries, Inc. Class A	120,585	102
*,^	Applied Energetics, Inc.	302,745	97
*	TriMas Corp.	65,607	91
	Chase Corp.	7,254	82
*	Spherix Inc.	197,035	79
*	Active Power, Inc.	230,185	74
*	Competitive Technologies, Inc.	71,692	71
	Empire Resources Inc.	56,406	70
*	American Electric Technologies Inc.	36,928	68
*	Commercial Vehicle Group Inc.	72,304	67
*	Protection One, Inc.	13,421	64
*,^	Document Security Systems, Inc.	29,900	55
*	Covenant Transport, Inc.	26,676	54
*	Rush Enterprises, Inc. Class B	5,550	45
*	UTEK Corp.	4,640	41
*	GigOptix, Inc.	37,408	37
*	TVI Corp.	314,222	33
*	LGL Group	16,300	32
*	TeamStaff, Inc.	17,157	32
*	PGT, Inc.	25,701	29
*	Arotech Corp.	63,975	26
*,^	Ascent Solar Technologies, Inc.	6,655	25
*	Air Transport Services Group Inc.	131,263	24
	Sypris Solutions, Inc.	28,286	18
	Hubbell Inc. Class A	500	15
*	Mesa Air Group Inc.	38,157	10
*	ExpressJet Holdings, Inc.	1,435	2

*	Kaiser Ventures LLC Class A	36,800	—
*	BMC Industries, Inc.	126,104	—
			1,413,684
Information Technology (14.4%)
	Visa Inc.	1,944,669	101,998
*	Activision Blizzard, Inc.	3,317,859	28,666
*	SAIC, Inc.	1,106,196	21,549
*	Alliance Data Systems Corp.	352,565	16,405
	Maxim Integrated Products, Inc.	1,418,680	16,201
*	Hewitt Associates, Inc.	532,358	15,108
*	Avnet, Inc.	823,999	15,005
*	Synopsys, Inc.	787,782	14,590

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	LAM Research Corp.	683,697	14,549
	Global Payments Inc.	437,922	14,359
*	Trimble Navigation Ltd.	655,363	14,162
*	Western Digital Corp.	1,211,062	13,867
*	Red Hat, Inc.	1,040,552	13,756
*	ANSYS, Inc.	489,502	13,652
	Lender Processing Services, Inc.	456,821	13,453
*	NCR Corp.	889,059	12,571
*	Mettler-Toledo International Inc.	183,608	12,375
*	Arrow Electronics, Inc.	652,919	12,301
*	Ingram Micro, Inc. Class A	908,582	12,166
*	Itron, Inc.	188,199	11,996
*	Sybase, Inc.	442,099	10,951
*	Nuance Communications, Inc.	1,050,094	10,879
*	Equinix, Inc.	204,181	10,860
	FactSet Research Systems Inc.	231,699	10,250
	Diebold, Inc.	361,388	10,151
*	F5 Networks, Inc.	437,420	9,999
	Broadridge Financial Solutions LLC	774,216	9,709
*	Rambus Inc.	573,721	9,134
	Jack Henry & Associates Inc.	470,313	9,129
*	Dolby Laboratories Inc.	278,049	9,109
*	DST Systems, Inc.	231,843	8,805
*	NeuStar, Inc. Class A	431,333	8,251
*	Parametric Technology Corp.	640,126	8,098
*	Metavante Technologies	494,624	7,968
*	IAC/InterActiveCorp	499,044	7,850
*,^	Cree, Inc.	487,275	7,733
*	ON Semiconductor Corp.	2,265,225	7,702
*	Atmel Corp.	2,448,601	7,664
*	Concur Technologies, Inc.	233,079	7,650
	National Instruments Corp.	311,663	7,592
*	CACI International, Inc.	164,551	7,420
*	Solera Holdings, Inc.	304,631	7,342
*	Zebra Technologies Corp. Class A	356,705	7,227
*	MICROS Systems, Inc.	441,021	7,197
*	Varian Semiconductor Equipment Associates, Inc.	396,623	7,187
*	Perot Systems Corp.	486,692	6,653
*	Informatica Corp.	482,180	6,620
*	InterDigital, Inc.	239,770	6,594
*	Silicon Laboratories Inc.	255,657	6,335
*	ManTech International Corp.	115,421	6,255
*	Comtech Telecommunications Corp.	135,870	6,226
*	Polycom, Inc.	459,510	6,208
	Intersil Corp.	674,672	6,200
*,^	VMware Inc.	258,700	6,129
*	CommScope, Inc.	389,120	6,047
*	PMC Sierra Inc.	1,219,457	5,927
*	Gartner, Inc. Class A	328,634	5,860
*	Macrovision Solutions Corp.	461,526	5,838
*	Brocade Communications Systems, Inc.	2,052,093	5,746
*	Microsemi Corp.	443,723	5,609
*	International Rectifier Corp.	403,108	5,442

*	Arris Group Inc.	680,569	5,411
*	Cadence Design Systems, Inc.	1,441,541	5,276
*	Integrated Device Technology Inc.	938,739	5,266
*	TIBCO Software Inc.	990,386	5,140
*	3Com Corp.	2,246,451	5,122
*	Digital River, Inc.	204,640	5,075
*	Skyworks Solutions, Inc.	914,375	5,066
*	Quest Software, Inc.	397,452	5,004
*	Anixter International Inc.	165,507	4,985
*	Tech Data Corp.	274,764	4,902
*	Tekelec	365,620	4,877
*	j2 Global Communications, Inc.	242,685	4,863
*	Atheros Communications, Inc.	332,844	4,763

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Benchmark Electronics, Inc.	364,366	4,653
*	Infinera Corp.	517,745	4,639
*	CyberSource Corp.	385,228	4,619
*	Blackboard Inc.	172,958	4,537
	Fair Isaac, Inc.	268,461	4,526
	ADTRAN Inc.	301,142	4,481
*	Avocent Corp.	247,880	4,440
*	Progress Software Corp.	225,281	4,339
	Quality Systems, Inc.	99,279	4,331
*	EarthLink, Inc.	605,838	4,095
*	SRA International, Inc.	235,118	4,056
*	TiVo Inc.	565,970	4,052
*	MKS Instruments, Inc.	272,486	4,030
*	FormFactor Inc.	271,539	3,964
*	FEI Co.	204,470	3,856
*	Semtech Corp.	335,747	3,784
*	Websense, Inc.	249,790	3,739
*	Omniture, Inc.	350,525	3,730
*	Plexus Corp.	217,703	3,690
*	Cypress Semiconductor Corp.	822,233	3,675
*	ViaSat, Inc.	150,336	3,620
*	Cymer, Inc.	164,237	3,598
*	Intermec, Inc.	269,888	3,584
	Plantronics, Inc.	270,393	3,569
*	ADC Telecommunications, Inc.	651,783	3,565
*	Riverbed Technology, Inc.	312,381	3,558
*,^	Data Domain, Inc.	188,496	3,544
	MAXIMUS, Inc.	100,912	3,543
*	Vishay Intertechnology, Inc.	1,028,208	3,516
*	EchoStar Corp.	233,664	3,475
*	Ariba, Inc.	478,953	3,453
*	Wind River Systems Inc.	379,525	3,427
*	CSG Systems International, Inc.	193,882	3,387
*	Fairchild Semiconductor International, Inc.	691,387	3,381
*	Cabot Microelectronics Corp.	128,783	3,357
	Cognex Corp.	223,862	3,313
*	Rofin-Sinar Technologies Inc.	160,349	3,300
	Power Integrations, Inc.	165,571	3,292
*	EPIQ Systems, Inc.	196,943	3,291
*	ValueClick, Inc.	480,364	3,286
	Take-Two Interactive Software, Inc.	430,591	3,255
	Blackbaud, Inc.	240,867	3,252
*	Interwoven Inc.	256,220	3,228
*	Emulex Corp.	459,691	3,209
*	Euronet Worldwide, Inc.	275,548	3,199
*	Tessera Technologies, Inc.	267,504	3,178
*	Lawson Software, Inc.	668,653	3,169
*	Commvault Systems, Inc.	234,485	3,144
*	Hittite Microwave Corp.	106,193	3,128
*	Synaptics Inc.	187,939	3,112
*	ACI Worldwide, Inc.	192,353	3,058
	Acxiom Corp.	375,574	3,046
*	Harmonic, Inc.	526,517	2,954
*,^	Bankrate, Inc.	77,512	2,945

*	Cogent Inc.	213,712	2,900
*	Sycamore Networks, Inc.	1,052,551	2,831
*	ScanSource, Inc.	146,763	2,828
*	TriQuint Semiconductor, Inc.	805,561	2,771
*	Rogers Corp.	99,706	2,769
	United Online, Inc.	452,100	2,744
*	ATMI, Inc.	176,438	2,722
*	SPSS, Inc.	100,470	2,709
*	Wright Express Corp.	214,752	2,706
*	DealerTrack Holdings Inc.	225,718	2,684
*	Sapient Corp.	601,794	2,672
*	Mentor Graphics Corp.	511,993	2,647

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Black Box Corp.	97,018	2,534
	MTS Systems Corp.	94,421	2,515
*	Electronics for Imaging, Inc.	262,239	2,507
*	L-1 Identity Solutions Inc.	361,720	2,438
*	Forrester Research, Inc.	85,380	2,409
*	Sonus Networks, Inc.	1,504,424	2,377
^	Heartland Payment Systems, Inc.	135,628	2,373
*	EMS Technologies, Inc.	88,366	2,286
	Imation Corp.	167,430	2,272
*	NETGEAR, Inc.	195,799	2,234
*	Adaptec, Inc.	671,097	2,215
	AVX Corp.	274,640	2,181
*	Netlogic Microsystems Inc.	98,408	2,166
	Park Electrochemical Corp.	113,427	2,151
*	Manhattan Associates, Inc.	135,535	2,143
*	S1 Corp.	269,903	2,130
*	Checkpoint Systems, Inc.	215,016	2,116
*	Brooks Automation, Inc.	353,022	2,051
*	Ixia	353,519	2,043
*	Starent Networks Corp.	171,197	2,042
*	Tyler Technologies, Inc.	169,884	2,035
*	Standard Microsystem Corp.	123,952	2,025
*	Littelfuse, Inc.	120,798	2,005
	Micrel, Inc.	274,013	2,003
*	JDA Software Group, Inc.	152,282	1,999
*	The Ultimate Software Group, Inc.	136,512	1,993
*	Zoran Corp.	288,194	1,968
*	Vocus, Inc.	104,578	1,904
*	MicroStrategy Inc.	50,903	1,890
*	Monolithic Power Systems	149,298	1,883
*	Advanced Energy Industries, Inc.	189,044	1,881
*,^	Advent Software, Inc.	93,291	1,863
*,^	Palm, Inc.	602,874	1,851
*	DTS Inc.	100,812	1,850
*	Avid Technology, Inc.	168,732	1,841
*	Blue Coat Systems, Inc.	217,365	1,826
*	Cavium Networks, Inc.	170,161	1,788
	Daktronics, Inc.	187,529	1,755
*	TeleTech Holdings, Inc.	209,951	1,753
*	RealNetworks, Inc.	488,995	1,726
*	Silicon Image, Inc.	408,610	1,716
*	Insight Enterprises, Inc.	244,760	1,689
*	Telecommunication Systems, Inc.	195,715	1,681
*	Actel Corp.	142,482	1,670
*	FARO Technologies, Inc.	98,595	1,662
*	MSC Software Corp.	248,550	1,660
	Syntel, Inc.	71,757	1,659
*	VeriFone Holdings, Inc.	336,404	1,648
*	Vignette Corp.	170,961	1,609
*	Exar Corp.	238,217	1,589
*	GSI Commerce, Inc.	148,160	1,559
*	THQ Inc.	370,585	1,553
*	VASCO Data Security International, Inc.	150,250	1,552
*	NetScout Systems, Inc.	178,848	1,542

*	Epicor Software Corp.	321,098	1,541
*	Ultratech, Inc.	128,383	1,535
	Pegasystems Inc.	122,466	1,514
*	Anaren, Inc.	125,417	1,499
*	Ciber, Inc.	310,956	1,496
	IXYS Corp.	180,846	1,494
*	OmniVision Technologies, Inc.	281,839	1,480
*	Stratasys, Inc.	137,348	1,476
	Cohu, Inc.	121,441	1,476
*,^	Sigma Designs, Inc.	154,829	1,471
*	Integral Systems, Inc.	121,576	1,465
*,^	UTStarcom, Inc.	784,619	1,452

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	InfoSpace, Inc.	189,285	1,429
	Methode Electronics, Inc. Class A	210,184	1,417
*	Echelon Corp.	172,802	1,408
*	Terremark Worldwide, Inc.	361,776	1,407
*	Move, Inc.	878,712	1,406
*,^	WebMD Health Corp. Class A	59,491	1,403
*	The Knot, Inc.	167,768	1,396
*	Applied Micro Circuits Corp.	352,417	1,385
*	Supertex, Inc.	57,606	1,383
*	Newport Corp.	201,507	1,366
*	Synchronoss Technologies, Inc.	127,646	1,361
*	SonicWALL, Inc.	336,040	1,337
*	DSP Group Inc.	166,465	1,335
*	Art Technology Group, Inc.	690,100	1,332
*	Entegris Inc.	604,145	1,323
*	Sanmina-SCI Corp.	2,791,885	1,312
*	iGATE Corp.	198,728	1,294
*	Amkor Technology, Inc.	592,118	1,291
*	Brightpoint, Inc.	295,975	1,287
*	Taleo Corp. Class A	164,249	1,286
	CTS Corp.	232,859	1,283
*	Symyx Technologies, Inc.	211,093	1,254
*,^	Universal Display Corp.	132,486	1,252
*	Unisys Corp.	1,472,424	1,252
*	TNS Inc.	132,123	1,241
*	Extreme Networks, Inc.	518,287	1,213
*	Neutral Tandem, Inc.	74,132	1,202
*	Silicon Storage Technology, Inc.	517,414	1,185
*	TTM Technologies, Inc.	227,143	1,183
*	Cirrus Logic, Inc.	438,593	1,175
*	OPNET Technologies, Inc.	117,642	1,160
*	SAVVIS, Inc.	166,996	1,151
*	OSI Systems Inc.	81,625	1,131
*	Electro Scientific Industries, Inc.	166,206	1,129
*	DG FastChannel Inc.	89,432	1,116
*	Veeco Instruments, Inc.	175,884	1,115
	Marchex, Inc.	188,846	1,101
*	RF Micro Devices, Inc.	1,379,993	1,076
*	Kenexa Corp.	132,158	1,055
	Electro Rent Corp.	94,277	1,052
*	IPG Photonics Corp.	78,852	1,039
*	Digi International, Inc.	128,051	1,039
*	Transmeta Corp.	56,811	1,034
*	Diodes Inc.	170,070	1,031
*	SeaChange International, Inc.	141,646	1,021
*	ComScore Inc.	79,203	1,010
	Cass Information Systems, Inc.	32,109	978
*	ExlService Holdings, Inc.	111,773	958
*	Internet Capital Group Inc.	175,756	958
*	Keynote Systems Inc.	123,729	954
*	Oplink Communications, Inc.	110,233	948
*	Mercury Computer Systems, Inc.	149,806	945
*	Lattice Semiconductor Corp.	624,399	943
	NIC Inc.	203,563	936

*	Ebix, Inc.	37,954	907
*	MRV Communications Inc.	1,153,056	888
	Bel Fuse, Inc. Class B	41,457	879
*	infoGROUP, Inc.	182,476	865
*	SYNNEX Corp.	74,303	842
*	Novatel Wireless, Inc.	180,321	837
*	Symmetricom Inc.	211,112	834
*	BigBand Networks Inc.	150,766	832
*	RightNow Technologies Inc.	106,866	826
*	Netezza Corp.	122,518	814
*	3PAR, Inc.	105,823	807
*	Finisar Corp.	2,114,937	804

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Pericom Semiconductor Corp.	146,489	803
*	NCI, Inc.	26,451	797
*	Presstek, Inc.	247,682	795
*	Kopin Corp.	387,788	791
*	Perficient, Inc.	165,398	791
*	Pervasive Software Inc.	185,483	785
*	SupportSoft, Inc.	349,894	780
*,^	NVE Corp.	29,791	778
*	GSE Systems, Inc.	131,680	777
	Renaissance Learning, Inc.	85,280	767
*	Bottomline Technologies, Inc.	107,960	767
*	ModusLink Global Solutions, Inc.	263,602	762
	Technitrol, Inc.	217,832	758
*	Immersion Corp.	128,379	756
*,^	LoopNet, Inc.	110,025	750
*	Radiant Systems, Inc.	220,914	744
*	Catapult Communications Corp.	113,095	743
*	Gerber Scientific, Inc.	144,311	737
	Agilysys, Inc.	171,405	735
*	Internet Brands Inc.	125,804	732
*	Limelight Networks Inc.	298,333	731
*	Trident Microsystems, Inc.	381,168	720
*	Volterra Semiconductor Corp.	99,928	714
*	Multi-Fineline Electronix, Inc.	61,003	713
*	Globecomm Systems, Inc.	129,838	713
*	Loral Space and Communications Ltd.	47,671	693
*	DivX, Inc.	132,329	692
*	Information Services Group, Inc.	202,749	689
*	Intevac, Inc.	134,718	683
*	Kulicke & Soffa Industries, Inc.	396,796	675
*	Super Micro Computer Inc.	104,684	663
*	Constant Contact, Inc.	49,317	653
*	RadiSys Corp.	115,290	638
*	FalconStor Software, Inc.	229,084	637
*	Zygo Corp.	91,815	634
*	Double-Take Software Inc.	70,361	631
*	Switch and Data Inc.	85,373	631
*	Smith Micro Software, Inc.	112,388	625
*	Network Equipment Technologies, Inc.	215,930	622
*,^	i2 Technologies, Inc.	96,715	618
*	Microtune, Inc.	302,196	616
*	SiRF Technology Holdings, Inc.	479,379	614
*	Dynamics Research Corp.	75,484	604
*	ZiLOG, Inc.	202,394	587
*	Bitstream Inc.	126,703	587
*	OpenTV Corp.	475,368	585
*	Online Resources Corp.	123,276	584
*,^	Comverge Inc.	118,919	583
*	iPass Inc.	476,221	581
*,^	Orbcomm, Inc.	268,704	580
*	Computer Task Group, Inc.	179,848	579
*	Rimage Corp.	43,154	579
*	Rudolph Technologies, Inc.	163,410	577
*,^	Zix Corp.	483,117	575

*	Interactive Intelligence Inc.	88,792	569
*	Versant Corp.	37,647	562
	MOCON, Inc.	63,143	557
*	Phoenix Technologies Ltd.	158,275	554
*	Callidus Software Inc.	180,441	540
*	Spectrum Control, Inc.	87,445	537
*	ActivIdentity Corp.	299,736	537
*	Safeguard Scientifics, Inc.	777,111	536
*	Performance Technologies, Inc.	159,575	533
*	Acme Packet, Inc.	100,683	530
*	PC Mall, Inc.	131,008	525
*	DemandTec, Inc.	64,905	524

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Global Cash Access, Inc.	233,366	518
*	Datalink Corp.	166,017	516
*	STEC Inc.	120,608	514
*	Innodata Isogen, Inc.	202,097	505
	American Software, Inc. Class A	107,257	504
*	Advanced Analogic Technologies, Inc.	164,354	496
*	ANADIGICS, Inc.	334,407	495
*	Hutchinson Technology, Inc.	142,192	495
*	Harris Stratex Networks, Inc. Class A	95,229	491
*	The Hackett Group Inc.	167,847	490
*	SuccessFactors Inc.	85,188	489
	PC-Tel, Inc.	74,262	488
	Communications Systems, Inc.	61,404	479
*,^	Maxwell Technologies, Inc.	93,640	475
*	KVH Industries, Inc.	91,587	474
*	Peerless Systems Corp.	253,853	459
*	Lasercard Corp.	125,116	455
*	Ramtron International Corp.	247,156	455
*	Semitool, Inc.	148,622	453
*	ShoreTel, Inc.	100,399	451
*	TechTeam Global, Inc.	77,028	451
*	Mattson Technology, Inc.	319,101	450
*	Photronics, Inc.	229,007	447
*	PROS Holdings, Inc.	77,100	443
*	Measurement Specialties, Inc.	62,821	437
*	SCM Microsystems, Inc.	193,072	434
*	Startek, Inc.	96,998	432
*	Sumtotal Systems Inc.	151,566	430
*,^	ParkerVision, Inc.	172,227	425
*	Tollgrade Communications, Inc.	88,314	422
*	White Electronic Designs Corp.	115,241	422
*	Video Display Corp.	52,289	419
*	Compellent Technologies, Inc.	42,935	418
*	MoSys, Inc.	196,723	413
*,^	Research Frontiers, Inc.	190,352	413
*	Hughes Communications Inc.	25,204	402
*	Aetrium, Inc.	205,036	400
*,^	EMCORE Corp.	306,747	399
*	AXT, Inc.	295,279	399
	Astro-Med, Inc.	64,839	394
*	iGo, Inc.	558,045	391
*	Lionbridge Technologies, Inc.	307,275	384
*	LoJack Corp.	93,043	383
*	Chordiant Software, Inc.	143,021	380
*	Aware, Inc.	203,027	380
*	Liquidity Services, Inc.	45,549	379
*	Telular Corp.	286,552	378
*	Rackable Systems Inc.	95,916	378
	TheStreet.com, Inc.	130,289	378
*	DDi Corp.	121,432	374
*	Internap Network Services Corp.	149,218	373
*	SRS Labs, Inc.	77,319	369
*,^	Local.com Corp	228,617	366
*	Data I/O Corp.	151,536	362

*	Tier Technologies, Inc.	66,386	358
	QAD Inc.	85,408	358
*	LivePerson, Inc.	193,389	352
	Keithley Instruments Inc.	95,046	347
*	Virage Logic Corp.	115,291	345
*	Entrust, Inc.	216,973	343
*	PC Connection, Inc.	66,806	342
*	Nu Horizons Electronics Corp.	194,365	334
*	Aruba Networks, Inc.	131,024	334
*	BSQUARE Corp.	140,983	323
*	EFJ, Inc.	239,664	321
*	Cray, Inc.	154,015	320

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	I.D. Systems, Inc.	78,892	320
*	Airvana, Inc.	51,197	313
*	MIPS Technologies, Inc.	277,691	308
*	Web.com Group, Inc.	84,176	308
*	Monotype Imaging Holdings Inc.	51,522	299
*	Saba Software, Inc.	191,808	297
*	Quantum Corp.	810,811	292
*	TransAct Technologies Inc.	63,366	291
*	Micronetics Inc.	86,414	290
^	Imergent, Inc.	69,800	290
*,^	NetSuite Inc.	34,300	290
*	Hypercom Corp.	264,962	286
*	InFocus Corp.	362,215	286
*	Onvia.com, Inc.	82,133	281
*	TranSwitch Corp.	962,203	269
*,^	X-Rite Inc.	179,188	267
*	ICx Technologies, Inc.	33,403	264
*,^	Intelli-Check Inc.	158,340	261
*	Digimarc Corp.	25,742	258
*	Techwell, Inc.	39,500	257
	Gevity HR, Inc.	169,418	256
*	Optical Cable Corp.	94,361	255
*	Sourcefire Inc.	44,748	251
	Mesa Laboratories, Inc.	14,700	250
*	CPI International, Inc.	28,530	247
*	Integrated Silicon Solution, Inc.	146,934	240
*	OpNext, Inc.	134,030	235
*,^	American Technology Corp.	268,929	229
*	Actuate Software Corp.	77,037	228
*	Napco Security Systems, Inc.	169,098	218
*	Bookham, Inc.	483,420	218
*,^	Silicon Graphics Inc.	78,102	211
*	Sonic Solutions, Inc.	119,020	209
*	CyberOptics Corp.	40,195	209
*	Dice Holdings Inc.	51,172	209
*	Endwave Corp.	86,627	208
*	Axcelis Technologies, Inc.	403,427	206
*,^	On2 Technologies, Inc.	1,026,995	205
*	hi/fn, Inc.	86,879	205
*	Selectica, Inc.	242,075	203
*	Ultra Clean Holdings, Inc.	96,353	194
*	Network Engines, Inc.	488,278	190
*	LookSmart, Ltd.	115,542	188
*	PAR Technology Corp.	33,869	188
*	Occam Networks, Inc.	77,961	187
*	NYFIX, Inc.	206,900	186
*	Magma Design Automation, Inc.	182,125	186
*	Openwave Systems Inc.	284,775	185
*	Dot Hill Systems Corp.	226,620	184
*,^	Digital Ally, Inc.	58,963	182
*	Unica Corp.	32,627	179
*	Conexant Systems, Inc.	254,139	174
*	Borland Software Corp.	165,720	174
*	SourceForge Inc.	191,320	172

*	Lantronix, Inc.	306,807	172
*	Hauppage Digital, Inc.	153,081	171
*	Frequency Electronics, Inc.	59,585	170
*	PLX Technology, Inc.	98,327	169
*,^	Superconductor Technologies Inc.	166,026	168
*	LTX-Credence Corp.	593,661	160
*	Amtech Systems, Inc.	42,749	158
*	LeCroy Corp.	50,938	155
*	Soapstone Networks Inc.	58,902	152
*	California Micro Devices Corp.	79,885	149
*	InsWeb Corp.	61,961	147
*	Salary.com, Inc.	67,340	146

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Simulations Plus, Inc.	156,710	144
*	Management Network Group Inc.	347,479	139
*	Deltek, Inc.	28,719	133
*	Evolving Systems, Inc.	164,879	132
*	Rubicon Technology, Inc.	30,800	131
*	Rackspace Hosting, Inc.	24,310	131
*	Mindspeed Technologies Inc.	156,939	129
*	Key Tronic Corp.	131,723	128
*	QuickLogic Corp.	202,760	128
*	RAE Systems, Inc.	227,708	128
*	Isilon Systems Inc.	38,204	126
*,^	Convera Corp.	453,594	122
*	I-many, Inc.	554,781	122
*	Spansion Inc. Class A	642,848	122
*	Autobytel Inc.	266,374	120
*	PDF Solutions, Inc.	79,887	115
	TSR, Inc.	54,086	108
	Bel Fuse, Inc. Class A	5,719	103
*	TechTarget	23,048	100
*	Majesco Entertainment Co.	176,715	99
*	Ditech Networks Inc.	120,061	98
	MoneyGram International, Inc.	89,148	90
*	Comarco, Inc.	112,532	90
*	CallWave, Inc.	176,508	90
*	Smart Modular Technologies Inc.	56,255	87
*	Powerwave Technologies, Inc.	172,038	86
*	GSI Technology Inc.	30,391	83
*	Asyst Technologies, Inc.	306,841	77
*	SteelCloud Inc.	234,983	75
*	LogicVision, Inc.	94,461	71
*	En Pointe Technologies, Inc.	117,959	71
*	Nanometrics Inc.	60,288	70
*	Sonic Foundry, Inc.	161,520	69
*	Intraware, Inc.	17,673	69
*	TII Network Technologies, Inc.	107,178	68
*	Kemet Corp.	249,665	67
*	Entropic Communications Inc.	130,121	65
*	Cascade Microtech, Inc.	32,100	63
*	RF Monolithics, Inc.	160,383	61
*	Westell Technologies, Inc.	207,883	55
*	Calamp Corp.	117,789	53
*	Evans & Sutherland Computer Corp.	87,527	53
*	Ikanos Communications, Inc.	40,764	51
*	Goldleaf Financial Solutions, Inc.	69,232	51
*	AuthenTec, Inc.	28,700	48
*,^	Procera Networks, Inc.	51,570	47
*	Livewire Movile, Inc.	419,224	46
*,^	LightPath Technologies, Inc. Class A	55,757	43
	Richardson Electronics, Ltd.	14,409	43
*	Zhone Technologies	497,775	41
*	Intellon Corp.	15,501	39
*	Pixelworks, Inc.	48,796	36
*	Mastech Holdings, Inc.	12,664	30
*	FSI International, Inc.	83,302	26

*	AuthentiDate Holding Corp.	92,855	23
*	Planar Systems, Inc.	37,685	23
*,^	Access Intergrated Technologies Inc.	61,852	23
*	Newtek Business Services, Inc.	96,342	21
*	Entorian Technologies Inc.	65,121	19
*	DataTRAK International Inc.	85,096	17
*	Leadis Technology Inc.	50,620	17
*,^	Midway Games Inc.	67,218	13
*	Miva Inc.	67,625	12
*	Merix Corp.	40,537	12
*	Technology Solutions Co.	9,671	11
*	MakeMusic! Inc.	3,956	10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Airspan Networks Inc.	98,904	9
*	Elixir Gaming Technologies, Inc.	60,584	8
*	Glu Mobile Inc.	13,100	7
*,^	Telkonet, Inc.	46,282	6
*	Electroglas, Inc.	39,201	6
*	PlanetOut, Inc.	12,670	6
*	Overland Storage, Inc.	21,120	5
*	Kowabunga! Inc.	61,766	4
*	Avanex Corp.	1,751	2
*	ISCO International, Inc.	18,000	1
*	Conolog Corp.	119	—
*	US Dataworks Inc.	100	—
*	PLATO Learning, Inc.	7	—
			1,285,797
Materials (5.2%)
	The Mosaic Co.	874,293	30,251
^	Martin Marietta Materials, Inc.	226,714	22,009
	FMC Corp.	407,452	18,225
	Airgas, Inc.	445,921	17,386
*	Crown Holdings, Inc.	879,953	16,895
	Cliffs Natural Resources Inc.	620,036	15,879
	Lubrizol Corp.	368,122	13,396
	AptarGroup Inc.	369,477	13,020
	Sonoco Products Co.	545,004	12,622
	Albemarle Corp.	499,300	11,134
	Compass Minerals International, Inc.	177,131	10,391
	Celanese Corp. Series A	814,038	10,119
	Steel Dynamics, Inc.	883,711	9,880
	Valspar Corp.	545,854	9,875
	RPM International, Inc.	705,957	9,382
	Terra Industries, Inc.	558,837	9,316
	Nalco Holding Co.	758,425	8,752
	Royal Gold, Inc.	163,419	8,042
	Olin Corp.	420,831	7,609
	Packaging Corp. of America	562,804	7,575
	Commercial Metals Co.	623,118	7,396
	Rock-Tenn Co.	211,068	7,214
	Scotts Miracle-Gro Co.	241,211	7,169
	Reliance Steel & Aluminum Co.	348,403	6,947
	Silgan Holdings, Inc.	140,430	6,714
	Sensient Technologies Corp.	267,310	6,383
	Greif Inc. Class A	188,427	6,299
	Cabot Corp.	361,720	5,534
	Cytec Industries, Inc.	257,982	5,474
	Texas Industries, Inc.	152,489	5,261
	Carpenter Technology Corp.	241,961	4,970
*	Domtar Corp.	2,928,517	4,891
*	Calgon Carbon Corp.	299,299	4,597
	Schnitzer Steel Industries, Inc. Class A	119,691	4,506
	Eagle Materials, Inc.	241,368	4,444
	H.B. Fuller Co.	267,962	4,317
	Minerals Technologies, Inc.	104,456	4,272
	Ashland, Inc.	365,767	3,844
	Worthington Industries, Inc.	331,803	3,656

	Arch Chemicals, Inc.	137,983	3,597
*	OM Group, Inc.	169,420	3,576
*	Intrepid Potash, Inc.	165,593	3,439
	Wausau Paper Corp.	269,924	3,088
	Huntsman Corp.	894,848	3,078
	Temple-Inland Inc.	589,213	2,828
*,^	Coeur d’Alene Mines Corp.	3,069,394	2,701
	Deltic Timber Corp.	58,628	2,682
	AMCOL International Corp.	124,992	2,619
	Balchem Corp.	101,268	2,523
	A. Schulman Inc.	147,082	2,500

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Koppers Holdings, Inc.	113,891	2,462
	NewMarket Corp.	69,860	2,439
*	Solutia Inc.	524,114	2,359
	Glatfelter	251,619	2,340
*	Hecla Mining Co.	827,532	2,317
	Zep, Inc.	118,500	2,288
*	Rockwood Holdings, Inc.	189,066	2,042
*	Century Aluminum Co.	204,134	2,041
*	W.R. Grace & Co.	341,422	2,038
	Westlake Chemical Corp.	121,743	1,983
	Kaiser Aluminum Corp.	86,957	1,958
	Chemtura Corp.	1,342,750	1,880
	Stepan Co.	38,893	1,828
*	RTI International Metals, Inc.	127,363	1,823
	Schweitzer-Mauduit International, Inc.	87,795	1,758
	Ferro Corp.	241,937	1,706
*	PolyOne Corp.	507,086	1,597
*	Headwaters Inc.	233,126	1,574
*	Brush Engineered Materials Inc.	111,989	1,425
*	Haynes International, Inc.	56,967	1,403
	Myers Industries, Inc.	165,567	1,325
	NL Industries, Inc.	98,560	1,321
*	Stillwater Mining Co.	260,639	1,288
*,^	Zoltek Cos., Inc.	138,123	1,242
	Olympic Steel, Inc.	57,950	1,180
	Spartech Corp.	175,964	1,102
	American Vanguard Corp.	88,478	1,035
	A.M. Castle & Co.	88,232	956
*	Allied Nevada Gold Corp.	176,036	891
	Quaker Chemical Corp.	51,422	846
*	Buckeye Technology, Inc.	214,624	781
	Innophos Holdings Inc.	39,217	777
*	Horsehead Holding Corp.	161,340	758
*	GenTek, Inc.	49,504	745
*	U.S. Concrete, Inc.	219,904	739
*	AEP Industries, Inc.	39,913	702
*	LSB Industries, Inc.	82,237	684
	Penford Corp.	64,853	656
	Neenah Paper Inc.	74,237	656
*	Universal Stainless & Alloy Products, Inc.	40,327	584
*	Landec Corp.	85,657	564
*	Graphic Packaging Holding Co.	482,413	550
*	General Moly, Inc.	440,851	520
	Great Northern Iron Ore Properties	6,484	464
*,^	Flotek Industries, Inc.	166,180	419
*	ICO, Inc.	129,280	409
*	Kapstone Paper and Packaging Corp.	160,108	381
	Hawkins, Inc.	23,659	362
	Louisiana-Pacific Corp.	230,390	359
*	U.S. Gold Corp.	331,602	302
*	ADA-ES Inc.	97,540	298
*	American Pacific Corp.	35,645	287
*	U.S. Energy Corp.	167,994	276
*	Smurfit-Stone Container Corp.	972,117	248

*	Omnova Solutions Inc.	374,867	244
*,^	Nanophase Technologies Corp.	231,023	243
*	Mercer International Inc.	113,088	217
*	Bway Holding Co.	24,801	197
	Synalloy Corp.	40,392	194
*	Rock of Ages Corp.	91,696	183
*	United States Lime & Mineral	7,451	178
*	TOR Minerals International, Inc.	160,090	131
*	Material Sciences Corp.	78,240	121
*	Mod-Pac Corp.	49,498	117
*	Solitario Exploration & Royalty Corp.	49,600	74
*	Boise, Inc.	85,944	37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Eden Bioscience Corp.	19,908	25
*	Caraustar Industries, Inc.	31,483	15
*	Clean Diesel Technologies, Inc.	4,027	10
	Georgia Gulf Corp.	7,087	8
*	AbitibiBowater, Inc.	13,651	6
			463,245
Telecommunication Services (1.8%)
*	Crown Castle International Corp.	1,338,256	23,527
*	MetroPCS Communications Inc.	1,376,853	20,446
*	NII Holdings Inc.	905,566	16,463
	Telephone & Data Systems, Inc.	437,566	13,893
*	SBA Communications Corp.	633,474	10,338
*	Leap Wireless International, Inc.	291,394	7,836
*	tw telecom inc.	815,813	6,910
*,^	Level 3 Communications, Inc.	8,821,136	6,175
	Telephone & Data Systems, Inc. - Special Common Shares	147,351	4,141
	NTELOS Holdings Corp.	165,598	4,084
*	U.S. Cellular Corp.	92,213	3,987
*	Centennial Communications Corp. Class A	462,441	3,727
	Shenandoah Telecommunications Co.	130,272	3,654
*	Syniverse Holdings Inc.	288,623	3,446
*	Premiere Global Services, Inc.	341,850	2,943
	Iowa Telecommunications Services Inc.	177,793	2,539
*	Cincinnati Bell Inc.	1,303,163	2,515
	Alaska Communications Systems Holdings, Inc.	242,324	2,273
*	Cbeyond Inc.	141,913	2,268
*	General Communication, Inc.	273,127	2,210
	USA Mobility, Inc.	165,978	1,920
*	Cogent Communications Group, Inc.	249,870	1,632
	FairPoint Communications, Inc.	492,150	1,614
	Consolidated Communications Holdings, Inc.	97,327	1,156
	Atlantic Tele-Network, Inc.	39,471	1,048
*	FiberNet Telecom Group, Inc.	92,666	973
	SureWest Communications	77,410	884
*	PAETEC Holding Corp.	557,422	803
*	ICO Global Communications (Holdings) Ltd.	486,630	550
	Hickory Tech Corp.	98,065	533
*	iPCS, Inc.	73,277	503
	D&E Communications, Inc.	66,929	448
	Warwick Valley Telephone Co.	48,561	444
*,^	8X8 Inc.	697,676	331
*	Vonage Holdings Corp.	477,040	315
*	XETA Technologies Inc.	174,075	287
*	Virgin Mobile USA, Inc. Class A	287,750	242
*	iBasis, Inc.	136,114	192
*,^	Clearwire Corp.	27,385	135
*	IDT Corp. Class B	301,296	120
	Arbinet Holdings, Inc.	75,960	114
*	Fibertower Corp.	677,138	108
*	GoAmerica, Inc.	12,120	56
*	Multiband Corp.	33,188	33
*	TerreStar Corp.	73,700	29
*	UCN Inc.	21,050	27
*	Globalstar, Inc.	103,235	21

*	Fusion Telecommunications International, Inc.	36,100	7
*	IDT Corp.	7,368	3
			157,903
Utilities (5.8%)
*	NRG Energy, Inc.	1,278,096	29,818
	MDU Resources Group, Inc.	1,002,586	21,636
	NSTAR	583,138	21,279
	Northeast Utilities	850,568	20,465
	Puget Energy, Inc.	710,104	19,365
	Alliant Energy Corp.	603,452	17,609
	ONEOK, Inc.	571,179	16,633

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	Mirant Corp.	854,517	16,125
	Aqua America, Inc.	738,576	15,207
	DPL Inc.	631,222	14,417
	UGI Corp. Holding Co.	589,463	14,395
	National Fuel Gas Co.	443,779	13,904
	AGL Resources Inc.	419,225	13,143
	OGE Energy Corp.	506,722	13,063
	Piedmont Natural Gas, Inc.	400,794	12,693
	NV Energy Inc.	1,279,740	12,657
	Great Plains Energy, Inc.	649,989	12,564
	Westar Energy, Inc.	591,739	12,137
	ITC Holdings Corp.	271,300	11,850
	Atmos Energy Corp.	497,500	11,791
	Energen Corp.	391,928	11,495
	Vectren Corp.	442,931	11,078
*	Reliant Energy, Inc.	1,910,741	11,044
	Hawaiian Electric Industries Inc.	492,511	10,904
	New Jersey Resources Corp.	230,353	9,064
	WGL Holdings Inc.	272,444	8,906
	Cleco Corp.	329,089	7,513
*	Calpine Corp.	1,014,053	7,382
	IDACORP, Inc.	248,566	7,320
	American Water Works Co., Inc.	350,011	7,308
	Portland General Electric Co.	346,046	6,738
	Northwest Natural Gas Co.	146,474	6,479
	South Jersey Industries, Inc.	162,433	6,473
	Southwest Gas Corp.	241,916	6,101
	Avista Corp.	299,423	5,803
	UniSource Energy Corp.	196,535	5,770
	The Laclede Group, Inc.	122,384	5,732
	Black Hills Corp.	212,561	5,731
	California Water Service Group	115,112	5,345
	PNM Resources Inc.	478,704	4,825
	ALLETE, Inc.	146,990	4,743
	NorthWestern Corp.	200,733	4,711
	CH Energy Group, Inc.	87,703	4,507
*	El Paso Electric Co.	248,337	4,492
	UIL Holdings Corp.	139,871	4,200
	MGE Energy, Inc.	123,174	4,065
	SCANA Corp.	100,000	3,560
	Empire District Electric Co.	188,141	3,311
	Ormat Technologies Inc.	100,638	3,207
	American States Water Co.	95,857	3,161
	SJW Corp.	74,113	2,219
	Connecticut Water Services, Inc.	53,269	1,258
	Chesapeake Utilities Corp.	37,582	1,183
	Central Vermont Public Service Corp.	48,017	1,146
	Middlesex Water Co.	65,928	1,136
*	Cadiz Inc.	83,978	1,051
	Maine & Maritimes Corp.	20,903	812
	Unitil Corp.	23,826	492
	Southwest Water Co.	147,946	476
	The York Water Co.	31,315	380

	Artesian Resources Corp Class A	22,626	358
	Delta Natural Gas Co., Inc.	10,850	263
*	Pure Cycle Corp.	73,486	189
	Pennichuck Corp.	5,833	120
	Florida Public Util. Co.	3,708	39
*	Renegy Holdings, Inc.	26,965	9
			522,850
Total Common Stocks (Cost $11,814,739)			8,869,714

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2008
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.5%)[1]
Money Market Fund (3.4%)
[2,3] Vanguard Market Liquidity Fund	1.378%		307,378,485	307,378

			Face
		Maturity	Amount
		Date	($000)
U.S. Agency Obligations (0.1%)
[4,5] Federal Home Loan Mortgage Corp.	2.642%	2/19/09	7,000	6,999
[4,5] Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	2,997
				9,996
Total Temporary Cash Investments (Cost $317,341)				317,374
Total Investments (102.7%) (Cost $12,132,080)				9,187,088
Other Assets and Liabilities—Net (–2.7%)[3]				(245,401)
Net Assets (100%)				8,941,687

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $187,135,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $209,463,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5  Securities with a value of $9,996,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 13, 2009. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2008. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP Philadelphia, PA

February 13, 2009

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© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA980 022009

Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios Annual Report

December 31, 2008

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

>	The U.S. stock market in 2008 suffered its worst calendar-year decline since 1931. No sector was spared.
>	Returns for Vanguard’s large-capitalization index funds ranged from about –36% for the Value Index Fund to about –38% for the Growth Index Fund.
>	The Total Stock Market Index Fund, which encompasses large-, mid-, and small-cap stocks, returned about –37%.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Growth Index Fund	12
Value Index Fund	31
Large-Cap Index Fund	50
Total Stock Market Index Fund	64
Your Fund’s After-Tax Returns	80
About Your Fund’s Expenses	81
Glossary	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	–38.32%
Admiral™ Shares[1]	VIGAX	–38.22
Signal® Shares[2]	VIGSX	–38.21
Institutional Shares[3]	VIGIX	–38.19
ETF Shares[4]	VUG
Market Price		–38.12
Net Asset Value		–38.22
MSCI US Prime Market Growth Index		–38.22
Average Large-Cap Growth Fund[5]		–40.70

Vanguard Value Index Fund
Investor Shares	VIVAX	–35.97%
Admiral Shares[1]	VVIAX	–35.90
Signal Shares[2]	VVISX	–35.93
Institutional Shares[3]	VIVIX	–35.88
ETF Shares[4]	VTV
Market Price		–35.84
Net Asset Value		–35.91
MSCI US Prime Market Value Index		–36.00
Average Large-Cap Value Fund[5]		–37.36

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337, 138.

5 Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	–37.08%
Admiral Shares[1]	VLCAX	–37.05
Signal Shares[2]	VLCSX	–37.03
Institutional Shares[3]	VLISX	–37.01
ETF Shares[4]	VV
Market Price		–36.82
Net Asset Value		–37.02
MSCI US Prime Market 750 Index		–37.06
Average Large-Cap Core Fund[5]		–37.23

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	–37.04%
Admiral Shares[1]	VTSAX	–36.99
Signal Shares[2]	VTSSX	–36.99
Institutional Shares[3]	VITSX	–36.94
ETF Shares[4]	VTI
Market Price		–36.81
Net Asset Value		–36.97
MSCI US Broad Market Index		–37.04
Average Multi-Cap Core Fund[5]		–38.79

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337, 138.

5 Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$33.23	$20.29	$0.262	$0.000
Admiral Shares	33.23	20.30	0.295	0.000
Signal Shares	30.77	18.80	0.273	0.000
Institutional Shares	33.23	20.30	0.305	0.000
ETF Shares	64.56	39.43	0.577	0.000
Value Index Fund
Investor Shares	$25.94	$16.08	$0.657	$0.000
Admiral Shares	25.94	16.08	0.678	0.000
Signal Shares	27.00	16.73	0.706	0.000
Institutional Shares	25.94	16.08	0.686	0.000
ETF Shares	66.51	41.21	1.743	0.000
Large-Cap Index Fund
Investor Shares	$26.59	$16.41	$0.405	$0.000
Admiral Shares	33.25	20.51	0.537	0.000
Signal Shares	29.00	17.89	0.470	0.000
Institutional Shares	136.82	84.43	2.233	0.000
ETF Shares	65.83	40.61	1.075	0.000
Total Stock Market Index Fund
Investor Shares	$35.36	$21.80	$0.586	$0.000
Admiral Shares	35.36	21.80	0.609	0.000
Signal Shares	34.13	21.04	0.589	0.000
Institutional Shares	35.36	21.81	0.617	0.000
ETF Shares	72.64[1]	44.78	1.256[1]	0.000

1	Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008.

3

President’s Letter

Dear Shareholder,

Stocks plunged in the fourth quarter, toward the end of a tumultuous 12 months in which the market declined steadily as investors worried about a global economic slump and frozen credit markets. Stocks of all investment styles—large, mid, and small capitalizations as well as value and growth—and just about all investment approaches were swept lower.

Vanguard’s large-cap index funds, as usual, did their job of tracking their indexes efficiently and at low cost, although of course we all wish that the outcomes were happier.

Vanguard Value Index Fund returned –35.97%, while Vanguard Growth Index Fund returned –38.32%. The return of Vanguard Large-Cap Index Fund (–37.08%), which is basically a combination of the Value and Growth Funds, was between theirs, as you might expect. Vanguard Total Stock Market Index Fund—which holds both growth and value funds of all market capitalizations—returned –37.04%. (All of these returns are for Investor Shares.)

If you own one or more of these funds in a taxable account, you may wish to review our report on the funds’ after-tax returns on page 80.

4

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

5

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Energy, credit crisis, and recession combined to scuttle fund returns

Two of the largest sectors of the Total Stock Market Index Fund and the Large-Cap Index Fund were financials and information technology, which together accounted for about a third of each fund’s holdings on average during the period. During a year in which every sector posted double-digit losses, these two sectors accounted for the lion’s share of each fund’s negative return. Large-company stocks dominate the Total Stock Market Index Fund, so it’s not surprising that the funds’ returns were close to each other.

Both financial and tech stocks were under severe pressure. The financial industry grappled with impaired assets, producing nearly frozen credit markets. Some of Wall Street’s biggest firms underwent sweeping changes. Tech companies faced recession-induced belt-tightening by corporations and consumers alike; moreover, financial companies are among their major customers.

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
Growth Index Fund Investor Shares	–3.30%
Spliced Growth Index[1]	–3.20
Average Large-Cap Growth Fund[2]	–4.11
Value Index Fund Investor Shares	0.62%
Spliced Value Index[3]	0.73
Average Large-Cap Value Fund[2]	–0.35
Large-Cap Index Fund Investor Shares	–2.25%[4]
MSCI US Prime Market 750 Index	–2.13[4]
Average Large-Cap Core Fund[2]	–3.52[4]
Total Stock Market Index Fund Investor Shares	–0.66%
Spliced Total Stock Market Index[5]	–0.63
Average Multi-Cap Core Fund[2]	–0.61

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

2 Derived from data provided by Lipper Inc.

3 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

4 Values since Investor Shares’ inception on January 30, 2004.

5 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

6

Industrial and energy holdings put additional pressure on the funds. The recession, which began just before the fiscal year did, took its toll on industrial companies, which are typically among the first to feel the brunt of a downturn. Soaring, and then collapsing, energy prices whipsawed the energy sector: In our mid-year report, we told you that energy stocks were the market’s best performers, but they’ve since lost a third of their value.

These factors influenced the Growth Index Fund and the Value Index Fund too, of course. But these funds’ focus on stocks of a particular investment style means that each fund emphasizes certain sectors over others, whereas the Total Stock and Large-Cap Funds seek to match market proportions irrespective of investment style. In the Growth Index Fund, the largest sector holding on average was information technology, which accounted for about a third of the fund’s negative return. Energy stocks also hurt performance. For the Value Index Fund, the troubled financial sector was responsible for almost half of its decline.

The challenge for investors now: Don’t lose sight of the long term

As Vanguard has long advised, a sensible approach to evaluating an investment is to assess its longer-term performance. That can help you put short-term swings in perspective—something particularly valuable in trying times like these.

However, an investment’s long-term record can be skewed, for better or worse, by the most recent short-term results. The Total Stock Market Index Fund provides a good example. When we reported to you 12 months ago, the fund had provided an average annual return of 6.25% for its Investor Shares over the decade ended December 31, 2007. Today, owing to the difficult year we just experienced, the picture looks very different: For the decade that ended this past December 31, Total Stock Market reported an average annual return of –0.66%.

The numbers suggest that while ten-year returns are clearly a better anchor for long-term expectations than one-year results are, they too can be heavily influenced by recent performance, especially during extraordinarily volatile years such as 2008.

Some principles of investing never go out of style

Over the past year, global financial markets have experienced an unnerving confluence of events. As experienced investors know, selling in a panic, or letting your emotions drive your investment decisions, is often a recipe for disappointment.

Instead, it’s important to focus on the time-tested principles of balance and diversification, both within and across asset classes. That is why we always encourage investors to choose a mix of stock, bond, and money market funds that is consistent with their goals, time horizon,

7

and tolerance for the markets’ inevitable ups and downs—and then try to stick with it.

Of course, even balanced portfolios of stocks and bonds have faced tough times during the past 12 months. Everything that history has taught us about the markets, however, suggests that these principles can put you in the best position to achieve long-term investment success.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

8

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Growth Fund	1.36

Value Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Value Fund	1.28

Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.08
Signal Shares	0.08
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.29

Total Stock Market Index Fund
Investor Shares	0.15%
Admiral Shares	0.07
Signal Shares	0.07
Institutional Shares	0.05
ETF Shares	0.07
Average Multi-Cap Core Fund	1.27

1 The fund expense ratios shown are from the prospectuses dated April 29, 2008. For the fiscal year ended December 31, 2008, the Growth Index Fund’s expense ratios were 0.23% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The Value Index Fund’s expense ratios were 0.21% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The Large-Cap Index Fund’s expense ratios were 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares. The Total Stock Market Index Fund’s expense ratios were 0.16% for Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

9

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	686	55.11%	522	41.93%
25–49.9	13	1.04	5	0.40
50–74.9	4	0.32	3	0.24
75–100.0	1	0.08	0	0.00
>100.0	11	0.88	0	0.00
Total	715	57.43	530	42.57

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	675	54.21%	518	41.61%
25–49.9	18	1.45	5	0.40
50–74.9	2	0.16	7	0.56
75–100.0	0	0.00	2	0.16
>100.0	16	1.29	2	0.16
Total	711	57.11	534	42.89

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	667	53.62%	540	43.41%
25–49.9	16	1.29	7	0.56
50–74.9	3	0.24	3	0.24
75–100.0	1	0.08	1	0.08
>100.0	6	0.48	0	0.00
Total	693	55.71	551	44.29

1 Inception.

2 One basis point equals 1/100 of a percentage point.

10

Vanguard Total Stock Market ETF
Premium/Discount: December 31, 2003–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	777	61.67%	461	36.58%
25–49.9	10	0.79	3	0.24
50–74.9	2	0.16	3	0.24
75–100.0	2	0.16	0	0.00
>100.0	2	0.16	0	0.00
Total	793	62.94	467	37.06

1 One basis point equals 1/100 of a percentage point.

11

Growth Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	405	403	4,593
Median Market Cap	$31.5B	$31.5B	$25.3B
Price/Earnings Ratio	13.1x	13.2x	11.8x
Price/Book Ratio	2.6x	2.6x	1.7x
Yield[3]		1.6%	2.8%
Investor Shares	1.3%
Admiral Shares	1.5%
Signal Shares	1.5%
Institutional Shares	1.6%
ETF Shares	1.5%
Return on Equity	23.8%	23.8%	20.8%
Earnings Growth Rate	23.4%	23.4%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	27%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.22%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.4%	10.4%	8.9%
Consumer Staples	17.1	17.1	11.2
Energy	5.6	5.6	12.4
Financials	4.9	4.9	15.6
Health Care	18.7	18.7	14.4
Industrials	11.6	11.6	11.2
Information Technology	27.5	27.5	15.2
Materials	3.0	3.0	3.3
Telecommunication
Services	0.6	0.6	3.4
Utilities	0.6	0.6	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.96
Beta	1.00	1.02

Ten Largest Holdings[6] (% of total net assets)

Microsoft Corp.	systems software	3.8%
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	3.1
The Procter & Gamble Co.	household products	2.8
International Business
Machines Corp.	computer hardware	2.7
Cisco Systems, Inc.	communications
	equipment	2.3
Philip Morris
International Inc.	tobacco	2.1
Hewlett-Packard Co.	computer hardware	2.1
PepsiCo, Inc.	soft drinks	2.0
Johnson & Johnson	pharmaceuticals	2.0
Abbott Laboratories	pharmaceuticals	1.9
Top Ten		24.8%

Investment Focus

1 MSCI US Prime Market Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.23% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

12

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Growth Index Fund Investor Shares[1]	–38.32%	–3.14%	–3.30%	$7,147
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Growth Index[2]	–38.22	–2.98	–3.20	7,223
Average Large-Cap Growth Fund[3]	–40.70	–4.04	–4.11	6,573

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Growth Index Fund Admiral Shares	–38.22%	–3.02%	–4.90%	$66,481
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.26	83,059
Spliced Growth Index[2]	–38.22	–2.98	–4.83	66,888

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 13, 2000.

Note: See Financial Highlights tables for dividend and capital gains information.

13

Growth Index Fund

			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Growth Index Fund Signal Shares	–38.21%	–25.20%	$632,954
Dow Jones Wilshire 5000 Index	–37.34	–27.50	602,494
MSCI US Prime Market Growth Index	–38.22	–25.19	633,012

				Final Value of
			Ten	a $5,000,000
	One Year	Five Years	Years	Investment
Growth Index Fund Institutional Shares	–38.19%	–2.99%	–3.17%	$3,622,073
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
Spliced Growth Index[2]	–38.22	–2.98	–3.20	3,611,387

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Growth Index Fund ETF Shares Net Asset Value	–38.22%	–3.94%	$8,201
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
MSCI US Prime Market Growth Index	–38.22	–3.90	8,221

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2008

		Cumulative
	One Year	Since Inception[1]
Growth Index Fund ETF Shares Market Price	–38.12%	–17.88%
Growth Index Fund ETF Shares Net Asset Value	–38.22	–17.99
MSCI US Prime Market Growth Index	–38.22	–17.79

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 Performance for the fund and its comparative standards is calculated since the following inception dates: June 4, 2007, for Signal Shares and January 26, 2004, for ETF Shares.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

14

Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.4%)
	McDonald’s Corp.	2,990,486	185,978
	Lowe’s Cos., Inc.	3,892,650	83,770
	Target Corp.	1,957,600	67,596
	Comcast Corp. Special
	Class A	3,816,907	61,643
	Comcast Corp. Class A	3,643,507	61,502
	NIKE, Inc. Class B	995,781	50,785
*	Amazon.com, Inc.	849,278	43,551
	Yum! Brands, Inc.	1,246,235	39,256
*	DIRECTV Group, Inc.	1,623,329	37,191
	Staples, Inc.	1,866,821	33,453
*	Kohl’s Corp.	774,706	28,044
*	Apollo Group, Inc. Class A	357,138	27,364
*	Viacom Inc. Class B	1,423,429	27,131
	Best Buy Co., Inc.	930,947	26,169
	TJX Cos., Inc.	1,115,116	22,938
	Omnicom Group Inc.	847,588	22,817
	The McGraw-Hill Cos., Inc.	844,414	19,582
*	Coach, Inc.	895,705	18,604
*	Starbucks Corp.	1,942,539	18,376
*	Bed Bath & Beyond, Inc.	692,343	17,599
*	AutoZone Inc.	117,747	16,422
	Marriott International, Inc.
	Class A	748,270	14,554
	Tim Hortons, Inc.	486,799	14,039
	Ross Stores, Inc.	353,048	10,496
	Cablevision Systems NY
	Group Class A	621,294	10,463
*	O’Reilly Automotive, Inc.	338,310	10,400
*	Dollar Tree, Inc.	239,392	10,007
	H & R Block, Inc.	437,576	9,942
	DeVry, Inc.	170,898	9,811
*	ITT Educational
	Services, Inc.	103,270	9,809
	Family Dollar Stores, Inc.	352,776	9,197
*	GameStop Corp. Class A	413,241	8,951
	Starwood Hotels &
	Resorts Worldwide, Inc.	496,345	8,885

			Market
			Value•
		Shares	($000)
	Tiffany & Co.	334,794	7,911
*	Liberty Global, Inc. Series C	513,061	7,788
*	Toll Brothers, Inc.	358,675	7,686
*,^	Priceline.com, Inc.	98,209	7,233
*,^	Wynn Resorts Ltd.	163,826	6,923
	Polo Ralph Lauren Corp.	150,005	6,812
	PetSmart, Inc.	338,475	6,245
	Burger King Holdings Inc.	251,738	6,012
	Garmin Ltd.	302,982	5,808
	Scripps Networks Interactive	236,056	5,193
*	Discovery Communications
	Inc. Class C	373,746	5,004
*	NVR, Inc.	10,820	4,937
*	Las Vegas Sands Corp.	828,923	4,916
*	Urban Outfitters, Inc.	311,011	4,659
*	Liberty Global, Inc. Class A	291,960	4,648
*,^	CarMax, Inc.	585,774	4,616
*	Penn National Gaming, Inc.	193,368	4,134
*	DISH Network Corp.	365,553	4,054
*,^	MGM Mirage, Inc.	256,936	3,535
	Abercrombie & Fitch Co.	150,249	3,466
*	Discovery Communications
	Inc. Class A	231,508	3,278
	Nordstrom, Inc.	214,886	2,860
	Weight Watchers
	International, Inc.	93,740	2,758
	Harman International
	Industries, Inc.	146,826	2,456
*,^	Lamar Advertising Co.
	Class A	191,778	2,409
	Guess ?, Inc.	151,401	2,324
*	Interpublic Group of
	Cos., Inc.	443,159	1,755
*	Liberty Media Corp.–
	Interactive Series A	524,219	1,636
*	Sirius XM Radio Inc.	7,610,364	913
*	Clear Channel Outdoor
	Holdings, Inc. Class A	108,496	667
*	CTC Media, Inc.	120,836	580
			1,169,541

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
Consumer Staples (17.1%)
	Wal-Mart Stores, Inc.	6,291,698	352,713
	The Procter & Gamble Co.	5,093,366	314,872
	Philip Morris
	International Inc.	5,480,614	238,461
	PepsiCo, Inc.	4,160,202	227,854
	The Coca-Cola Co.	2,765,777	125,207
	CVS Caremark Corp.	3,816,102	109,675
	Colgate-Palmolive Co.	1,344,718	92,167
	Walgreen Co.	2,632,014	64,932
	Costco Wholesale Corp.	1,156,013	60,691
	The Kroger Co.	1,654,214	43,688
	Sysco Corp.	1,600,587	36,717
	General Mills, Inc.	578,259	35,129
	Kellogg Co.	706,083	30,962
	Avon Products, Inc.	1,131,825	27,198
	The Clorox Co.	367,066	20,394
	Kimberly-Clark Corp.	386,384	20,378
	H.J. Heinz Co.	415,164	15,610
	UST, Inc.	196,056	13,602
	Lorillard, Inc.	231,202	13,028
	Campbell Soup Co.	385,163	11,559
	Church & Dwight, Inc.	177,184	9,944
*	Ralcorp Holdings, Inc.	149,500	8,731
	The Estee Lauder Cos. Inc.
	Class A	278,818	8,632
*	Energizer Holdings, Inc.	146,829	7,949
	The Hershey Co.	209,787	7,288
*	Dean Foods Co.	404,945	7,277
*	Hansen Natural Corp.	196,320	6,583
*	Dr. Pepper Snapple
	Group, Inc.	337,204	5,479
	McCormick & Co., Inc.	154,325	4,917
	Brown-Forman Corp.
	Class B	90,338	4,651
	Hormel Foods Corp.	69,401	2,157
			1,928,445
Energy (5.6%)
	Schlumberger Ltd.	3,189,641	135,017
	Occidental Petroleum Corp.	760,369	45,614
	EOG Resources, Inc.	661,535	44,045
*	Transocean Ltd.	848,232	40,079
	XTO Energy, Inc.	949,322	33,483
	Halliburton Co.	1,515,387	27,550
	Hess Corp.	505,959	27,140
*	Southwestern Energy Co.	912,472	26,434
	Baker Hughes Inc.	819,555	26,283
*	Weatherford
	International Ltd.	1,809,729	19,581
*	National Oilwell Varco Inc.	721,258	17,628
	Noble Corp.	715,494	15,784
	Range Resources Corp.	412,349	14,181
*	Ultra Petroleum Corp.	406,265	14,020
	CONSOL Energy, Inc.	487,009	13,919
	Murphy Oil Corp.	312,606	13,864
	Smith International, Inc.	581,757	13,316

			Market
			Value•
		Shares	($000)
*	Cameron International Corp.	578,711	11,864
	Diamond Offshore
	Drilling, Inc.	184,752	10,889
	Peabody Energy Corp.	469,966	10,692
*	Petrohawk Energy Corp.	657,271	10,273
*	FMC Technologies Inc.	338,676	8,071
	Williams Cos., Inc.	536,144	7,763
*	Denbury Resources, Inc.	656,357	7,167
	ENSCO International, Inc.	247,582	7,029
	Helmerich & Payne, Inc.	181,753	4,135
	Arch Coal, Inc.	249,378	4,062
*	IHS Inc. Class A	97,081	3,633
*	Nabors Industries, Inc.	260,547	3,119
	Massey Energy Co.	224,707	3,099
*	Continental Resources, Inc.	134,882	2,793
*	CNX Gas Corp.	80,131	2,188
*	Alpha Natural
	Resources, Inc.	121,737	1,971
	Tidewater Inc.	45,439	1,830
*	SandRidge Energy, Inc.	286,002	1,759
	Walter Industries, Inc.	96,210	1,685
	Rowan Cos., Inc.	104,982	1,669
*	Quicksilver Resources, Inc.	273,882	1,525
			635,154
Financials (4.9%)
*	Berkshire Hathaway Inc.
	Class B	26,657	85,676
	AFLAC Inc.	1,266,209	58,043
	The Goldman
	Sachs Group, Inc.	519,830	43,868
	Charles Schwab Corp.	2,602,940	42,090
	CME Group, Inc.	160,976	33,501
	State Street Corp.	746,124	29,345
	Franklin Resources Corp.	435,941	27,804
	Northern Trust Corp.	528,900	27,577
	Public Storage, Inc. REIT	337,443	26,827
	T. Rowe Price Group Inc.	653,514	23,161
	Hudson City Bancorp, Inc.	1,243,470	19,846
	Simon Property
	Group, Inc. REIT	299,084	15,890
	Ventas, Inc. REIT	379,780	12,749
*	IntercontinentalExchange
	Inc.	150,354	12,395
	Moody’s Corp.	550,664	11,063
	Aon Corp.	232,430	10,617
*	Nasdaq Stock Market Inc.	371,959	9,191
*	TD Ameritrade
	Holding Corp.	630,019	8,978
	Progressive Corp. of Ohio	597,099	8,843
	Brown & Brown, Inc.	317,938	6,645
	Eaton Vance Corp.	291,394	6,122
	SEI Investments Co.	356,405	5,599
	Plum Creek Timber
	Co. Inc. REIT	159,169	5,529
	Jefferies Group, Inc.	301,851	4,244
*	Markel Corp.	12,446	3,721

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
	NYSE Euronext	123,672	3,386
	TFS Financial Corp.	195,130	2,517
*	The St. Joe Co.	85,806	2,087
	BOK Financial Corp.	31,406	1,269
*	CB Richard Ellis Group, Inc.	284,272	1,228
	Capitol Federal Financial	20,659	942
	Forest City Enterprise
	Class A	58,924	395
			551,148
Health Care (18.7%)
	Johnson & Johnson	3,715,218	222,282
	Abbott Laboratories	4,098,900	218,758
*	Amgen Inc.	2,813,202	162,462
*	Gilead Sciences, Inc.	2,444,578	125,016
*	Genentech, Inc.	1,263,053	104,720
	Medtronic, Inc.	2,993,256	94,048
	Baxter International, Inc.	1,668,836	89,433
	UnitedHealth Group Inc.	3,237,599	86,120
	Schering-Plough Corp.	4,322,297	73,609
*	Celgene Corp.	1,209,458	66,859
*	WellPoint Inc.	1,359,556	57,278
*	Medco Health
	Solutions, Inc.	1,344,523	56,349
*	Genzyme Corp.	714,328	47,410
	Becton, Dickinson & Co.	647,549	44,286
*	Thermo Fisher
	Scientific, Inc.	1,114,034	37,955
*	Biogen Idec Inc.	771,683	36,755
	Aetna Inc.	1,253,857	35,735
	Allergan, Inc.	809,263	32,629
	Stryker Corp.	767,362	30,656
*	Express Scripts Inc.	557,338	30,642
*	St. Jude Medical, Inc.	908,776	29,953
	McKesson Corp.	733,619	28,413
*	Zimmer Holdings, Inc.	598,780	24,203
	Covidien Ltd.	667,056	24,174
	Quest Diagnostics, Inc.	440,958	22,890
	C.R. Bard, Inc.	264,100	22,253
*	Laboratory Corp. of
	America Holdings	295,570	19,038
*	Humana Inc.	449,031	16,740
*	Cephalon, Inc.	180,782	13,927
*	DaVita, Inc.	277,547	13,758
*	Intuitive Surgical, Inc.	103,249	13,112
*	Varian Medical Systems, Inc.	331,930	11,631
	DENTSPLY International Inc.	375,470	10,603
*	Life Technologies Corp.	451,172	10,517
*	Forest Laboratories, Inc.	405,236	10,321
*	Waters Corp.	263,071	9,642
*	Hologic, Inc.	681,262	8,904
*	Henry Schein, Inc.	237,541	8,715
*	Illumina, Inc.	322,373	8,398
*	Endo Pharmaceuticals
	Holdings, Inc.	319,737	8,275
	Pharmaceutical Product
	Development, Inc.	284,948	8,266

			Market
			Value•
		Shares	($000)
*	Edwards Lifesciences Corp.	149,508	8,215
*	Myriad Genetics, Inc.	121,313	8,038
*	Vertex Pharmaceuticals, Inc.	256,731	7,800
*	Covance, Inc.	167,466	7,708
*	Millipore Corp.	146,737	7,560
*	ResMed Inc.	200,791	7,526
*	Hospira, Inc.	275,528	7,390
	IMS Health, Inc.	483,411	7,329
	Beckman Coulter, Inc.	165,258	7,261
*	Cerner Corp.	182,613	7,021
*	Alexion
	Pharmaceuticals, Inc.	193,980	7,020
	Perrigo Co.	210,496	6,801
	Techne Corp.	97,592	6,297
*	Coventry Health Care Inc.	393,735	5,859
*	Lincare Holdings, Inc.	195,070	5,253
*	Charles River
	Laboratories, Inc.	180,181	4,721
*	Patterson Companies, Inc.	242,103	4,539
*	Amylin
	Pharmaceuticals, Inc.	364,772	3,958
*	Warner Chilcott Ltd.	266,609	3,866
*	Sepracor Inc.	289,228	3,176
*	Kinetic Concepts, Inc.	144,587	2,773
*	WellCare Health Plans Inc.	110,710	1,424
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	22,943	977
			2,109,247
Industrials (11.6%)
	3M Co.	1,765,607	101,593
	The Boeing Co.	1,869,802	79,784
	Emerson Electric Co.	2,063,172	75,533
	Lockheed Martin Corp.	895,769	75,316
	Burlington Northern
	Santa Fe Corp.	915,715	69,329
	Union Pacific Corp.	1,353,764	64,710
	Raytheon Co.	1,108,475	56,577
	FedEx Corp.	786,026	50,424
	Caterpillar, Inc.	1,052,006	46,993
	Danaher Corp.	678,396	38,404
	CSX Corp.	1,083,852	35,193
	United Parcel Service, Inc.	634,853	35,018
	PACCAR, Inc.	917,751	26,248
	C.H. Robinson
	Worldwide Inc.	451,718	24,858
	L-3 Communications
	Holdings, Inc.	322,764	23,813
	Precision Castparts Corp.	370,505	22,038
	Deere & Co.	572,842	21,951
	Honeywell International Inc.	658,040	21,603
	Fluor Corp.	475,929	21,355
	ITT Industries, Inc.	459,011	21,110
	Expeditors International
	of Washington, Inc.	566,449	18,846
	Southwest Airlines Co.	1,951,364	16,821

17

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Collins, Inc.	423,795	16,566
*	Jacobs Engineering
	Group Inc.	325,428	15,653
	Waste Management, Inc.	456,374	15,124
*	First Solar, Inc.	106,412	14,681
	Pitney Bowes, Inc.	552,278	14,072
	Cummins Inc.	511,923	13,684
	W.W. Grainger, Inc.	172,188	13,575
	Cooper Industries, Inc.
	Class A	462,414	13,516
*	Iron Mountain, Inc.	508,739	12,581
*	Stericycle, Inc.	227,056	11,825
^	Fastenal Co.	335,596	11,695
	The Dun & Bradstreet Corp.	145,023	11,196
	Roper Industries Inc.	238,124	10,337
	Tyco International, Ltd.	441,796	9,543
*	Delta Air Lines Inc.	807,676	9,256
*	Quanta Services, Inc.	464,367	9,194
	Equifax, Inc.	340,938	9,042
*	Foster Wheeler Ltd.	383,395	8,964
	Ametek, Inc.	283,640	8,569
	Robert Half
	International, Inc.	393,711	8,197
	Flowserve Corp.	152,565	7,857
*	Alliant Techsystems, Inc.	87,579	7,511
*	Covanta Holding Corp.	328,070	7,204
*	AMR Corp.	668,638	7,134
	KBR Inc.	451,389	6,861
	Joy Global Inc.	287,724	6,586
	Donaldson Co., Inc.	186,786	6,285
*	FTI Consulting, Inc.	134,487	6,009
*	McDermott
	International, Inc.	604,316	5,971
	Ryder System, Inc.	150,031	5,818
*	AGCO Corp.	243,871	5,753
	J.B. Hunt Transport
	Services, Inc.	217,044	5,702
*	Copart, Inc.	194,398	5,286
*	Kansas City Southern	241,586	4,602
	Pall Corp.	159,285	4,528
	Goodrich Corp.	116,366	4,308
*,^	SunPower Corp. Class A	103,584	3,833
	Bucyrus International, Inc.	198,920	3,684
*	Navistar International Corp.	170,236	3,640
*	Monster Worldwide Inc.	300,996	3,639
*	SunPower Corp. Class B	111,685	3,400
*	Spirit Aerosystems
	Holdings Inc.	137,412	1,397
	The Manitowoc Co., Inc.	121,380	1,051
*	USG Corp.	68,786	553
			1,303,399

			Market
			Value•
		Shares	($000)
Information Technology (27.5%)
	Microsoft Corp.	21,849,485	424,754
	International Business
	Machines Corp.	3,602,472	303,184
*	Cisco Systems, Inc.	15,693,690	255,807
	Hewlett-Packard Co.	6,553,703	237,834
*	Apple Inc.	2,355,435	201,036
*	Google Inc.	635,400	195,481
*	Oracle Corp.	10,980,493	194,684
	QUALCOMM Inc.	4,363,254	156,335
	Visa Inc.	1,190,535	62,444
*	EMC Corp.	5,505,350	57,641
	Automatic Data
	Processing, Inc.	1,378,342	54,224
	Texas Instruments, Inc.	3,485,517	54,095
	Accenture Ltd.	1,598,479	52,414
*	Dell Inc.	4,836,123	49,522
*	Yahoo! Inc.	3,500,407	42,705
*	eBay Inc.	2,939,341	41,033
	Corning, Inc.	4,195,542	39,984
	Applied Materials, Inc.	3,603,969	36,508
	MasterCard, Inc. Class A	235,291	33,630
*	Symantec Corp.	2,231,004	30,163
*	Adobe Systems, Inc.	1,410,387	30,027
	Western Union Co.	1,938,591	27,799
*	Juniper Networks, Inc.	1,445,201	25,305
	Paychex, Inc.	862,601	22,669
	CA, Inc.	1,102,347	20,426
*	Broadcom Corp.	1,170,951	19,871
*	Intuit, Inc.	810,807	19,289
*	Fiserv, Inc.	436,144	15,863
*	Agilent Technologies, Inc.	957,419	14,964
*	Cognizant Technology
	Solutions Corp.	775,338	14,003
*	McAfee Inc.	402,223	13,905
*	Activision Blizzard, Inc.	1,577,404	13,629
*	BMC Software, Inc.	505,236	13,596
*	Electronic Arts Inc.	847,580	13,595
	Harris Corp.	356,709	13,573
	Altera Corp.	799,777	13,364
	Linear Technology Corp.	588,889	13,026
*	NetApp, Inc.	869,338	12,145
*	Autodesk, Inc.	595,382	11,699
*	Citrix Systems, Inc.	484,809	11,427
*	NVIDIA Corp.	1,405,802	11,345
	Amphenol Corp.	470,049	11,272
*	Affiliated Computer
	Services, Inc. Class A	241,011	11,074
*	FLIR Systems, Inc.	351,522	10,785
	KLA-Tencor Corp.	460,519	10,035
*	VeriSign, Inc.	513,640	9,800

18

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Microchip Technology, Inc.	489,495	9,560
*	SAIC, Inc.	489,207	9,530
*	Marvell Technology
	Group Ltd.	1,365,181	9,106
*	salesforce.com, inc.	273,383	8,751
*	MEMC Electronic
	Materials, Inc.	600,557	8,576
*	Alliance Data
	Systems Corp.	178,736	8,317
*	LAM Research Corp.	333,596	7,099
*	Teradata Corp.	474,529	7,037
*	Trimble Navigation Ltd.	321,567	6,949
	Global Payments Inc.	211,674	6,941
*	Akamai Technologies, Inc.	449,542	6,784
*	Red Hat, Inc.	508,628	6,724
*	Hewitt Associates, Inc.	233,138	6,616
	Total System Services, Inc.	446,682	6,254
	National
	Semiconductor Corp.	609,711	6,140
*	Mettler-Toledo
	International Inc.	90,838	6,122
*	LSI Corp.	1,711,049	5,629
*	Micron Technology, Inc.	2,023,056	5,341
*	Nuance
	Communications, Inc.	483,894	5,013
*	Dolby Laboratories Inc.	137,320	4,499
*	DST Systems, Inc.	103,970	3,949
*	SanDisk Corp.	388,747	3,732
*	Novellus Systems, Inc.	263,469	3,251
*	VMware Inc.	118,017	2,796
*	Western Digital Corp.	205,940	2,358
*	Advanced Micro
	Devices, Inc.	1,048,872	2,266
*	NCR Corp.	152,172	2,152
*	JDS Uniphase Corp.	569,632	2,079
	Molex, Inc. Class A	102,501	1,327
	Molex, Inc.	67,505	978
			3,093,840
Materials (3.0%)
	Monsanto Co.	1,462,349	102,876
	Praxair, Inc.	837,513	49,715
	Newmont Mining Corp.
	(Holding Co.)	1,167,872	47,532
	Ecolab, Inc.	633,365	22,263
	Rohm & Haas Co.	334,515	20,670
	The Mosaic Co.	413,285	14,300
	Sigma-Aldrich Corp.	334,918	14,147
*	Owens-Illinois, Inc.	443,756	12,128
*	Crown Holdings, Inc.	427,837	8,215
	Airgas, Inc.	197,236	7,690
^	Martin Marietta
	Materials, Inc.	71,478	6,939

			Market
			Value•
		Shares	($000)
*	Pactiv Corp.	226,218	5,628
	CF Industries
	Holdings, Inc.	92,724	4,558
	Albemarle Corp.	194,367	4,334
	Nalco Holding Co.	374,222	4,319
	Cliffs Natural
	Resources Inc.	141,744	3,630
	FMC Corp.	66,014	2,953
	Allegheny Technologies Inc.	83,952	2,143
	Celanese Corp. Series A	139,603	1,735
	Terra Industries, Inc.	85,265	1,421
	AK Steel Holding Corp.	148,980	1,389
	Reliance Steel &
	Aluminum Co.	61,419	1,225
			339,810
	Telecommunication Services (0.6%)
*	American Tower Corp.
	Class A	1,047,352	30,709
*	Crown Castle
	International Corp.	722,656	12,704
*	MetroPCS Communications
	Inc.	558,118	8,288
*	NII Holdings Inc.	440,501	8,008
*	Leap Wireless
	International, Inc.	147,155	3,957
*	Level 3
	Communications, Inc.	4,142,704	2,900
			66,566
	Utilities (0.6%)
	Allegheny Energy, Inc.	448,940	15,201
*	AES Corp.	1,788,657	14,739
*	NRG Energy, Inc.	595,989	13,904
	Equitable Resources, Inc.	330,418	11,085
	Questar Corp.	299,621	9,795
	Energen Corp.	90,511	2,655
			67,379
	Total Common Stocks
	(Cost $12,883,883)		11,264,529
	Temporary Cash Investment (0.2%)
1,2	Vanguard Market Liquidity
	Fund, 1.378%
	(Cost $26,378)	26,378,002	26,378
	Total Investments (100.2%)
	(Cost $12,910,261)		11,290,907
	Other Assets and Liabilities (–0.2%)
	Other Assets		67,999
	Liabilities[2]		(90,764)
			(22,765)
	Net Assets (100%)		11,268,142

19

Growth Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	16,613,884
Overdistributed Net Investment Income	(21,855)
Accumulated Net Realized Losses	(3,704,533)
Unrealized Appreciation (Depreciation)	(1,619,354)
Net Assets	11,268,142

Investor Shares—Net Assets
Applicable to 210,819,923 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,278,532
Net Asset Value Per Share—
Investor Shares	$20.29

Admiral Shares—Net Assets
Applicable to 63,851,660 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,295,951
Net Asset Value Per Share—
Admiral Shares	$20.30

Signal Shares—Net Assets
Applicable to 50,084,801 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	941,401
Net Asset Value Per Share—
Signal Shares	$18.80

Institutional Shares—Net Assets
Applicable to 99,322,748 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,015,995
Net Asset Value Per Share—
Institutional Shares	$20.30

ETF Shares—Net Assets
Applicable to 69,393,282 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,736,263
Net Asset Value Per Share—ETF Shares	$39.43

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,666,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $26,378,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	169,325
Interest[1]	559
Security Lending	5,044
Total Income	174,928
Expenses
The Vanguard Group—Note B
Investment Advisory Services	406
Management and Administrative—Investor Shares	11,481
Management and Administrative—Admiral Shares	1,386
Management and Administrative—Signal Shares	992
Management and Administrative—Institutional Shares	902
Management and Administrative—ETF Shares	1,944
Marketing and Distribution—Investor Shares	1,502
Marketing and Distribution—Admiral Shares	518
Marketing and Distribution—Signal Shares	302
Marketing and Distribution—Institutional Shares	801
Marketing and Distribution—ETF Shares	905
Custodian Fees	414
Auditing Fees	25
Shareholders’ Reports—Investor Shares	221
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	17
Shareholders’ Reports—Institutional Shares	66
Shareholders’ Reports—ETF Shares	205
Trustees’ Fees and Expenses	23
Total Expenses	22,113
Net Investment Income	152,815
Realized Net Gain (Loss) on Investment Securities Sold	(511,130)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(6,513,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,871,529)

1 Interest income from an affiliated company of the fund was $559,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,815	137,110
Realized Net Gain (Loss)	(511,130)	460,884
Change in Unrealized Appreciation (Depreciation)	(6,513,214)	1,141,910
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,871,529)	1,739,904
Distributions
Net Investment Income
Investor Shares	(55,275)	(58,403)
Admiral Shares	(19,516)	(25,834)
Signal Shares	(13,528)	(3,706)
Institutional Shares	(30,079)	(28,089)
ETF Shares	(36,000)	(24,495)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(154,398)	(140,527)
Capital Share Transactions
Investor Shares	21,388	(477,598)
Admiral Shares	(40,052)	(625,137)
Signal Shares	113,345	1,439,706
Institutional Shares	91,254	784,955
ETF Shares	1,045,987	1,660,934
Net Increase (Decrease) from Capital Share Transactions	1,231,922	2,782,860
Total Increase (Decrease)	(5,794,005)	4,382,237
Net Assets
Beginning of Period	17,062,147	12,679,910
End of Period[1]	11,268,142	17,062,147

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($21,855,000) and ($20,272,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.261	.270	.241	.196	.291[1]
Net Realized and Unrealized
Gain (Loss) on Investments	(12.939)	3.460	2.228	1.139	1.494
Total from Investment Operations	(12.678)	3.730	2.469	1.335	1.785
Distributions
Dividends from Net Investment Income	(.262)	(.270)	(.239)	(.205)	(.295)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.262)	(.270)	(.239)	(.205)	(.295)
Net Asset Value, End of Period	$20.29	$33.23	$29.77	$27.54	$26.41

Total Return[2]	–38.32%	12.56%	9.01%	5.09%	7.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,279	$6,992	$6,707	$6,761	$7,711
Ratio of Total Expenses to
Average Net Assets	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.93%	0.83%	0.86%	0.75%	1.14%[1]
Portfolio Turnover Rate[3]	27%	23%	28%	23%	24%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.294	.308	.272	.226	.320[1]
Net Realized and Unrealized
Gain (Loss) on Investments	(12.929)	3.460	2.228	1.139	1.490
Total from Investment Operations	(12.635)	3.768	2.500	1.365	1.810
Distributions
Dividends from Net Investment Income	(.295)	(.308)	(.270)	(.235)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.295)	(.308)	(.270)	(.235)	(.320)
Net Asset Value, End of Period	$20.30	$33.23	$29.77	$27.54	$26.41

Total Return	–38.22%	12.70%	9.13%	5.21%	7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,296	$2,203	$2,505	$2,076	$1,214
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.05%	0.95%	0.97%	0.86%	1.27%[1]
Portfolio Turnover Rate[2]	27%	23%	28%	23%	24%

1 Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Signal Shares
	Year	June 4,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$30.77	$30.26
Investment Operations
Net Investment Income	.273	.168
Net Realized and Unrealized Gain (Loss) on Investments	(11.970)	.563
Total from Investment Operations	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.273)	(.221)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.273)	(.221)
Net Asset Value, End of Period	$18.80	$30.77

Total Return	–38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$941	$1,425
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	27%	23%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.305	.318	.280	.234	.324[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(12.930)	3.460	2.228	1.139	1.494
Total from Investment Operations	(12.625)	3.778	2.508	1.373	1.818
Distributions
Dividends from Net Investment Income	(.305)	(.318)	(.278)	(.243)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.305)	(.318)	(.278)	(.243)	(.328)
Net Asset Value, End of Period	$20.30	$33.23	$29.77	$27.54	$26.41

Total Return	–38.19%	12.73%	9.16%	5.24%	7.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,016	$3,210	$2,132	$1,448	$1,185
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.09%	0.98%	1.00%	0.89%	1.29%[1]
Portfolio Turnover Rate[2]	27%	23%	28%	23%	24%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special divdend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

ETF Shares
					Jan. 26,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$64.56	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.579	.600	.535	.444	.609[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(25.132)	6.710	4.323	2.206	.694
Total from Investment Operations	(24.553)	7.310	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.577)	(.600)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.577)	(.600)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$39.43	$64.56	$57.85	$53.52	$51.33

Total Return	–38.22%	12.68%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,736	$3,232	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.06%	0.95%	0.97%	0.86%	1.22%[2,3]
Portfolio Turnover Rate[4]	27%	23%	28%	23%	24%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its

28

Growth Index Fund

net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,962,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 1.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $100,098,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $3,249,000 of ordinary income available for distribution. The fund had available realized losses of $3,701,892,000 to offset future net capital gains of $1,193,638,000 through December 31, 2009, $747,930,000 through December 31, 2010, $742,396,000 through December 31, 2011, and $1,017,928,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $12,910,397,000. Net unrealized depreciation of investment securities for tax purposes was $1,619,490,000, consisting of unrealized gains of $880,218,000 on securities that had risen in value since their purchase and $2,499,708,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $5,613,489,000 of investment securities and sold $4,380,893,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,177,045	42,851	1,266,387	39,579
Issued in Lieu of Cash Distributions	52,974	2,046	55,983	1,745
Redeemed	(1,208,631)	(44,523)	(1,799,968)	(56,160)
Net Increase (Decrease)—Investor Shares	21,388	374	(477,598)	(14,836)
Admiral Shares
Issued	302,897	11,068	840,904	26,500
Issued in Lieu of Cash Distributions	16,426	628	21,898	683
Redeemed	(359,375)	(14,153)	(1,487,939)	(44,996)
Net Increase (Decrease)—Admiral Shares	(40,052)	(2,457)	(625,137)	(17,813)

29

Growth Index Fund

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	549,092	21,398	1,499,482	48,230
Issued in Lieu of Cash Distributions	11,980	496	3,379	111
Redeemed	(447,727)	(18,106)	(63,155)	(2,044)
Net Increase (Decrease)—Signal Shares	113,345	3,788	1,439,706	46,297
Institutional Shares
Issued	711,522	24,895	1,391,689	43,714
Issued in Lieu of Cash Distributions	26,884	1,032	24,937	776
Redeemed	(647,152)	(23,207)	(631,671)	(19,479)
Net Increase (Decrease)—Institutional Shares	91,254	2,720	784,955	25,011
ETF Shares
Issued	1,296,261	24,431	1,832,816	29,760
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(250,274)	(5,100)	(171,882)	(2,800)
Net Increase (Decrease)—ETF Shares	1,045,987	19,331	1,660,934	26,960

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

30

Value Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	429	429	4,593
Median Market Cap	$39.5B	$39.5B	$25.3B
Price/Earnings Ratio	10.0x	9.9x	11.8x
Price/Book Ratio	1.3x	1.3x	1.7x
Yield[3]		4.1%	2.8%
Investor Shares	4.0%
Admiral Shares	4.1%
Signal Shares	4.1%
Institutional Shares	4.2%
ETF Shares	4.1%
Return on Equity	19.9%	19.9%	20.8%
Earnings Growth Rate	12.6%	12.6%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	27%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.20%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.1%	7.1%	8.9%
Consumer Staples	7.3	7.3	11.2
Energy	20.3	20.3	12.4
Financials	22.8	22.8	15.6
Health Care	10.7	10.7	14.4
Industrials	10.1	10.1	11.2
Information Technology	3.6	3.6	15.2
Materials	3.4	3.4	3.3
Telecommunication
Services	6.8	6.8	3.4
Utilities	7.9	7.9	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.93
Beta	1.00	0.91

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	9.5%
General Electric Co.	industrial
	conglomerates	3.9
AT&T Inc.	integrated
	telecommunication
	services	3.9
Chevron Corp.	integrated oil
	and gas	3.5
Pfizer Inc.	pharmaceuticals	2.7
JPMorgan Chase & Co.	diversified financial
	services	2.7
Wells Fargo & Co.	diversified banks	2.4
Verizon	integrated
Communications Inc.	telecommunication
	services	2.2
Johnson & Johnson	pharmaceuticals	1.9
Intel Corp.	semiconductors	1.9
Top Ten		34.6%

Investment Focus

1 MSCI US Prime Market Value Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.21% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

31

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Value Index Fund Investor Shares[1]	–35.97%	–0.68%	0.62%	$10,638
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Spliced Value Index[2]	–36.00	–0.57	0.73	10,750
Average Large-Cap Value Fund[3]	–37.36	–2.21	–0.35	9,655

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Value Index Fund Admiral Shares	–35.90%	–0.58%	–0.95%	$92,520
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–2.26	83,059
Spliced Value Index[2]	–36.00	–0.57	–0.93	92,648

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 13, 2000.

Note: See Financial Highlights tables for dividend and capital gains information.

32

Value Index Fund

			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Value Index Fund Signal Shares	–35.93%	–28.80%	$585,572
Dow Jones Wilshire 5000 Index	–37.34	–27.50	602,494
MSCI US Prime Market Value Index	–36.00	–28.86	584,870

				Final Value of
			Ten	a $5,000,000
	One Year	Five Years	Years	Investment
Value Index Fund Institutional Shares	–35.88%	–0.55%	0.74%	$5,384,665
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
Spliced Value Index[2]	–36.00	–0.57	0.73	5,374,879

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Value Index Fund ETF Shares Net Asset Value	–35.91%	–1.30%	$9,374
Dow Jones Wilshire 5000 Index	–37.34	–2.57	8,795
MSCI US Prime Market Value Index	–36.00	–1.28	9,383

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2008

		Cumulative
	One Year	Since Inception[1]
Value Index Fund ETF Shares Market Price	–35.84%	–6.14%
Value Index Fund ETF Shares Net Asset Value	–35.91	–6.26
MSCI US Prime Market Value Index	–36.00	–6.17

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 Performance for the fund and its comparative standards is calculated since the following inception dates: June 4, 2007, for Signal Shares and January 26, 2004, for ETF Shares.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

33

Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.1%)
	The Walt Disney Co.	3,556,058	80,687
	Home Depot, Inc.	3,385,344	77,931
	Time Warner, Inc.	7,147,274	71,902
	News Corp., Class A	3,616,183	32,871
	Johnson Controls, Inc.	1,184,491	21,510
	Carnival Corp.	871,609	21,198
*	Liberty Media Corp.	983,432	17,190
	The Gap, Inc.	1,010,476	13,530
	Fortune Brands, Inc.	298,984	12,342
	Genuine Parts Co.	322,606	12,214
	Sherwin-Williams Co.	199,096	11,896
	Mattel, Inc.	719,181	11,507
	CBS Corp.	1,179,862	9,663
	VF Corp.	173,747	9,516
	Macy’s Inc.	837,865	8,672
	News Corp., Class B	877,770	8,409
	J.C. Penney Co., Inc.
	(Holding Co.)	421,559	8,305
*,^	Ford Motor Co.	3,501,101	8,018
	Harley-Davidson, Inc.	468,792	7,955
*	Time Warner Cable, Inc.	359,453	7,710
	H & R Block, Inc.	328,572	7,465
	Darden Restaurants Inc.	264,544	7,455
	Hasbro, Inc.	252,960	7,379
	International Game
	Technology	592,021	7,039
	Advance Auto Parts, Inc.	190,842	6,422
	Whirlpool Corp.	148,435	6,138
	Limited Brands, Inc.	610,963	6,134
	Newell Rubbermaid, Inc.	552,576	5,404
*,^	Sears Holdings Corp.	138,742	5,393
	BorgWarner, Inc.	232,026	5,051
	Black & Decker Corp.	119,648	5,003
*	Mohawk Industries, Inc.	116,120	4,990
	Leggett & Platt, Inc.	321,422	4,882
	The Stanley Works	141,157	4,813
	Pulte Homes, Inc.	436,563	4,772

			Market
			Value•
		Shares	($000)
	Washington Post Co.
	Class B	12,082	4,715
	D. R. Horton, Inc.	568,234	4,017
	Royal Caribbean
	Cruises, Ltd.	277,700	3,818
	Eastman Kodak Co.	577,044	3,797
	Gannett Co., Inc.	456,131	3,649
	American Eagle
	Outfitters, Inc.	370,901	3,472
*	Expedia, Inc.	392,325	3,233
	Autoliv, Inc.	144,195	3,094
	RadioShack Corp.	247,767	2,958
^	General Motors Corp.	902,134	2,887
	Virgin Media Inc.	554,316	2,766
*	The Goodyear Tire &
	Rubber Co.	459,509	2,743
	Centex Corp.	247,579	2,634
*,^	AutoNation, Inc.	263,508	2,604
*	Interpublic Group of
	Cos., Inc.	616,007	2,439
	Wyndham Worldwide Corp.	356,156	2,333
*	Liberty Media Corp.-
	Interactive Series A	735,817	2,296
	Foot Locker, Inc.	310,506	2,279
	Lennar Corp. Class A	257,023	2,228
	Brinker International, Inc.	203,470	2,145
	Nordstrom, Inc.	160,497	2,136
	KB Home	151,245	2,060
^	New York Times Co.
	Class A	269,593	1,976
	WABCO Holdings Inc.	116,348	1,837
*	DISH Network Corp.	146,989	1,630
	Williams-Sonoma, Inc.	178,454	1,403
	Abercrombie & Fitch Co.	60,435	1,394
*	Discovery Communications
	Inc. Class A	93,131	1,319
			615,228

34

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Staples (7.3%)
	The Procter & Gamble Co.	2,057,608	127,201
	The Coca-Cola Co.	2,074,958	93,933
	Kraft Foods Inc.	2,903,011	77,946
	Altria Group, Inc.	4,108,877	61,880
	Archer-Daniels-Midland Co.	1,156,659	33,346
	Kimberly-Clark Corp.	538,347	28,392
	Safeway, Inc.	868,768	20,651
	ConAgra Foods, Inc.	903,681	14,911
	General Mills, Inc.	233,567	14,189
	Reynolds American Inc.	350,644	14,134
	Sara Lee Corp.	1,408,298	13,787
	Bunge Ltd.	242,585	12,559
	Molson Coors Brewing Co.
	Class B	247,825	12,124
	H.J. Heinz Co.	311,369	11,707
	J.M. Smucker Co.	235,628	10,217
	UST, Inc.	147,132	10,208
	Lorillard, Inc.	173,669	9,786
	Coca-Cola Enterprises, Inc.	583,697	7,022
	The Pepsi Bottling
	Group, Inc.	277,080	6,237
	SuperValu Inc.	423,664	6,186
*	Constellation Brands, Inc.
	Class A	386,849	6,101
	The Hershey Co.	157,164	5,460
	Tyson Foods, Inc.	578,406	5,067
	Campbell Soup Co.	155,290	4,660
*	Dr. Pepper Snapple
	Group, Inc.	253,272	4,116
	McCormick & Co., Inc.	116,319	3,706
	Brown-Forman Corp.
	Class B	67,910	3,497
*	Smithfield Foods, Inc.	248,130	3,491
	Hormel Foods Corp.	96,409	2,996
^	Whole Foods Market, Inc.	281,151	2,654
	PepsiAmericas, Inc.	126,513	2,576
			630,740
Energy (20.3%)
	ExxonMobil Corp.	10,361,397	827,150
	Chevron Corp.	4,098,388	303,158
	ConocoPhillips Co.	2,880,228	149,196
	Occidental Petroleum
	Corp.	1,059,407	63,554
	Devon Energy Corp.	843,337	55,416
	Apache Corp.	667,095	49,719
	Marathon Oil Corp.	1,407,462	38,508
	Anadarko Petroleum Corp.	934,544	36,027
	Valero Energy Corp.	1,043,593	22,583
	Spectra Energy Corp.	1,226,452	19,304
	Chesapeake Energy Corp.	1,097,539	17,747
	Noble Energy, Inc.	344,473	16,955
	XTO Energy, Inc.	383,321	13,520
	Halliburton Co.	612,199	11,130
	Hess Corp.	204,421	10,965
	El Paso Corp.	1,398,781	10,952

			Market
			Value•
		Shares	($000)
	Williams Cos., Inc.	747,204	10,819
	Sunoco, Inc.	233,119	10,131
*	National Oilwell Varco Inc.	291,068	7,114
	BJ Services Co.	586,560	6,845
	Murphy Oil Corp.	126,280	5,601
*	Pride International, Inc.	345,401	5,519
*	Kinder Morgan
	Management, LLC	137,887	5,513
	Cabot Oil & Gas Corp.	206,305	5,364
*	Newfield Exploration Co.	263,825	5,211
*	Plains Exploration &
	Production Co.	214,830	4,993
	Cimarex Energy Co.	165,876	4,442
*	Nabors Industries, Inc.	364,230	4,360
	Peabody Energy Corp.	190,031	4,323
	Pioneer Natural
	Resources Co.	239,273	3,871
	Tesoro Corp.	274,359	3,613
	Patterson-UTI Energy, Inc.	313,730	3,611
	ENSCO International, Inc.	99,677	2,830
*	Forest Oil Corp.	169,536	2,796
*	Exterran Holdings, Inc.	125,326	2,669
	Frontier Oil Corp.	208,386	2,632
	Tidewater Inc.	63,862	2,572
	Rowan Cos., Inc.	146,032	2,322
	Helmerich & Payne, Inc.	73,085	1,663
	Arch Coal, Inc.	100,287	1,634
*	Alpha Natural Resources, Inc.	48,988	793
	Walter Industries, Inc.	38,747	678
			1,757,803
Financials (22.8%)
	JPMorgan Chase & Co.	7,349,030	231,715
	Wells Fargo & Co.	7,018,912	206,918
	Bank of America Corp.	10,068,781	141,768
	U.S. Bancorp	3,475,109	86,913
	Citigroup Inc.	10,862,944	72,890
	Bank of New York
	Mellon Corp.	2,286,270	64,770
	MetLife, Inc.	1,560,563	54,401
	The Travelers Cos., Inc.	1,178,552	53,271
	American Express Co.	2,081,461	38,611
	PNC Financial
	Services Group	781,242	38,281
	The Chubb Corp.	719,218	36,680
	Merrill Lynch & Co., Inc.	3,057,286	35,587
	Ace Ltd.	664,739	35,178
	The Allstate Corp.	1,026,207	33,619
	The Goldman
	Sachs Group, Inc.	389,927	32,906
	Morgan Stanley	1,991,058	31,937
	BB&T Corp.	1,096,128	30,100
	Prudential Financial, Inc.	847,761	25,653
	Marsh & McLennan
	Cos., Inc.	1,023,126	24,831
	Wachovia Corp.	4,316,835	23,915
	Capital One Financial Corp.	749,460	23,900

35

Value Index Fund

			Market
			Value•
		Shares	($000)
	SunTrust Banks, Inc.	670,252	19,799
	Loews Corp.	652,695	18,439
	Annaly Capital
	Management Inc. REIT	1,074,347	17,050
	Vornado Realty Trust REIT	276,281	16,674
	Equity Residential REIT	540,387	16,114
	Aon Corp.	323,976	14,799
	HCP, Inc. REIT	497,882	13,826
	Boston Properties, Inc.
	REIT	238,916	13,140
	Unum Group	689,080	12,817
	People’s United
	Financial Inc.	691,760	12,334
	Progressive Corp. of Ohio	831,825	12,319
	Simon Property
	Group, Inc. REIT	224,422	11,924
	State Street Corp.	301,433	11,855
	The Principal Financial
	Group, Inc.	516,610	11,660
	Invesco, Ltd.	771,519	11,141
	Regions Financial Corp.	1,385,605	11,029
	Ameriprise Financial, Inc.	433,254	10,121
	The Hartford Financial
	Services Group Inc.	600,992	9,868
	Lincoln National Corp.	513,049	9,666
	Everest Re Group, Ltd.	122,858	9,354
	Avalonbay Communities,
	Inc. REIT	153,466	9,297
	W.R. Berkley Corp.	292,824	9,078
	Cincinnati Financial Corp.	308,037	8,955
	Fifth Third Bancorp	1,038,623	8,579
	KeyCorp	986,385	8,404
	Willis Group Holdings Ltd.	336,434	8,371
	Kimco Realty Corp. REIT	456,750	8,349
*	SLM Corp.	931,669	8,292
	M & T Bank Corp.	143,158	8,219
	Discover Financial Services	860,375	8,199
	Health Care Inc. REIT	193,647	8,172
	Axis Capital Holdings Ltd.	274,573	7,996
	New York Community
	Bancorp, Inc.	652,409	7,803
	Torchmark Corp.	174,351	7,794
	Plum Creek
	Timber Co. Inc. REIT	221,568	7,697
	American International
	Group, Inc.	4,836,241	7,593
	PartnerRe Ltd.	105,601	7,526
	Host Hotels &
	Resorts Inc. REIT	984,048	7,449
*	Leucadia National Corp.	371,433	7,354
	Federal Realty
	Investment Trust REIT	117,435	7,290
	ProLogis REIT	523,601	7,273
	Fidelity National
	Financial, Inc. Class A	400,586	7,110
	Assurant, Inc.	236,404	7,092

			Market
			Value•
		Shares	($000)
	Regency Centers
	Corp. REIT	139,445	6,512
	Marshall & Ilsley Corp.	465,521	6,350
*	Reinsurance Group of
	America, Inc.	143,889	6,161
	HCC Insurance
	Holdings, Inc.	228,710	6,118
	Legg Mason Inc.	278,955	6,112
	RenaissanceRe
	Holdings Ltd.	116,077	5,985
	Comerica, Inc.	300,100	5,957
*	Arch Capital Group Ltd.	83,900	5,881
	Commerce Bancshares, Inc.	128,617	5,653
	Nationwide Health
	Properties, Inc. REIT	193,090	5,546
	Cullen/Frost Bankers, Inc.	106,078	5,376
	Huntington Bancshares Inc.	693,052	5,309
	Zions Bancorp	213,874	5,242
	Old Republic
	International Corp.	437,598	5,216
	Associated Banc-Corp.	242,278	5,071
	Rayonier Inc. REIT	156,977	4,921
	Nationwide Financial
	Services, Inc.	92,020	4,804
	NYSE Euronext	172,689	4,728
	Synovus Financial Corp.	561,283	4,659
	AMB Property Corp. REIT	196,112	4,593
	First American Corp.	157,191	4,541
	Liberty Property Trust REIT	195,979	4,474
	First Horizon National Corp.	411,160	4,346
	White Mountains
	Insurance Group Inc.	16,260	4,343
	City National Corp.	80,840	3,937
	UDR, Inc. REIT	272,490	3,758
	American Financial
	Group, Inc.	149,946	3,431
*	Sovereign Bancorp, Inc.	1,127,964	3,361
	Camden Property
	Trust REIT	106,392	3,334
	CIT Group Inc.	723,888	3,286
	Raymond James
	Financial, Inc.	191,702	3,284
	TCF Financial Corp.	236,376	3,229
	Duke Realty Corp. REIT	294,489	3,228
	Weingarten Realty
	Investors REIT	151,453	3,134
	Federated Investors, Inc.	180,749	3,066
	SL Green Realty Corp. REIT	116,521	3,018
*	The St. Joe Co.	120,267	2,925
*	Markel Corp.	9,317	2,786
	Hospitality Properties
	Trust REIT	186,656	2,776
	Popular, Inc.	532,098	2,746
	The Macerich Co. REIT	149,564	2,716
	National City Corp.	1,472,295	2,665
	Janus Capital Group Inc.	320,716	2,575

36

Value Index Fund

			Market
			Value•
		Shares	($000)
	Mercury General Corp.	54,925	2,526
	Genworth Financial Inc.	863,328	2,443
	XL Capital Ltd. Class A	605,252	2,239
	Transatlantic Holdings, Inc.	52,570	2,106
	Apartment Investment &
	Management Co.
	Class A REIT	170,056	1,964
	CapitalSource Inc. REIT	383,157	1,770
	MBIA, Inc.	405,471	1,650
^	American Capital Ltd.	412,178	1,335
	Capitol Federal Financial	28,669	1,307
	Developers Diversified
	Realty Corp. REIT	238,394	1,163
	TFS Financial Corp.	78,815	1,017
^	Allied Capital Corp.	356,662	959
	BOK Financial Corp.	23,396	945
*	CB Richard Ellis Group, Inc.	215,003	929
	Forest City Enterprise
	Class A	82,241	551
	Student Loan Corp.	7,875	323
			1,982,045
Health Care (10.7%)
	Pfizer Inc.	13,447,530	238,156
	Johnson & Johnson	2,787,347	166,767
	Merck & Co., Inc.	4,274,000	129,930
	Wyeth	2,659,956	99,775
	Bristol-Myers Squibb Co.	3,949,050	91,815
	Eli Lilly & Co.	2,041,248	82,201
	Cardinal Health, Inc.	716,415	24,695
*	Boston Scientific Corp.	2,694,213	20,853
	Covidien Ltd.	500,430	18,136
	AmerisourceBergen Corp.	316,097	11,272
	CIGNA Corp.	549,023	9,251
*	Forest Laboratories, Inc.	303,784	7,737
	Omnicare, Inc.	236,063	6,553
*	Mylan Inc.	607,238	6,006
*	King Pharmaceuticals, Inc.	492,606	5,232
*	Vertex Pharmaceuticals, Inc.	103,366	3,140
*	Hospira, Inc.	110,904	2,974
*	Community Health
	Systems, Inc.	192,235	2,803
*	Health Net Inc.	213,261	2,322
			929,618
Industrials (10.1%)
	General Electric Co.	20,938,055	339,196
	United Technologies Corp.	1,827,586	97,959
	United Parcel Service, Inc.	884,591	48,794
	General Dynamics Corp.	673,568	38,791
	Norfolk Southern Corp.	748,468	35,215
	Honeywell International Inc.	916,940	30,103
	Illinois Tool Works, Inc.	828,809	29,050
	Northrop Grumman Corp.	639,641	28,809
	Waste Management, Inc.	635,922	21,074
	Caterpillar, Inc.	424,977	18,984
	Republic Services, Inc.
	Class A	714,880	17,722

			Market
			Value•
		Shares	($000)
	Deere & Co.	429,799	16,470
	Eaton Corp.	314,835	15,650
	Parker Hannifin Corp.	334,320	14,222
	Tyco International, Ltd.	615,314	13,291
	Dover Corp.	374,729	12,336
	Ingersoll-Rand Co.	635,407	11,024
	Rockwell Automation, Inc.	276,354	8,910
	Masco Corp.	736,915	8,202
	Textron, Inc.	495,136	6,868
	Cintas Corp.	275,862	6,408
	Avery Dennison Corp.	191,131	6,256
	Goodrich Corp.	162,173	6,004
	R.R. Donnelley & Sons Co.	418,949	5,689
	Manpower Inc.	158,536	5,389
	Harsco Corp.	168,439	4,662
	Pentair, Inc.	187,596	4,440
	SPX Corp.	108,405	4,396
*	Shaw Group, Inc.	166,979	3,418
	Pall Corp.	119,287	3,391
*	Terex Corp.	194,440	3,368
*	Owens Corning Inc.	155,715	2,694
*	Hertz Global Holdings Inc.	288,139	1,461
	The Manitowoc Co., Inc.	168,090	1,456
*	Spirit Aerosystems
	Holdings Inc.	102,424	1,042
*	USG Corp.	95,999	772
			873,516
Information Technology (3.6%)
	Intel Corp.	11,215,286	164,416
	Motorola, Inc.	4,519,117	20,020
	Tyco Electronics Ltd.	942,151	15,272
	Xerox Corp.	1,739,034	13,860
	Analog Devices, Inc.	579,402	11,020
*	Computer Sciences Corp.	301,829	10,606
	Xilinx, Inc.	552,015	9,837
	Fidelity National
	Information Services, Inc.	378,285	6,155
*	Sun Microsystems, Inc.	1,501,567	5,736
	Lender Processing
	Services, Inc.	189,477	5,580
*	Avnet, Inc.	300,076	5,465
*	Synopsys, Inc.	285,396	5,286
*	Lexmark International, Inc.	175,908	4,732
*	Arrow Electronics, Inc.	239,284	4,508
	Seagate Technology	975,431	4,321
*	Flextronics
	International Ltd.	1,677,032	4,293
*	Ingram Micro, Inc. Class A	298,673	3,999
*	Western Digital Corp.	288,465	3,303
*	Tellabs, Inc.	756,868	3,118
*	NCR Corp.	211,396	2,989
	Jabil Circuit, Inc.	354,795	2,395
	Intersil Corp.	246,054	2,261
	Molex, Inc. Class A	149,030	1,930
*	Cadence Design
	Systems, Inc.	518,040	1,896

37

Value Index Fund

			Market
			Value•
		Shares	($000)
*	SanDisk Corp.	156,339	1,501
*	Advanced Micro
	Devices, Inc.	422,778	913
			315,412
Materials (3.4%)
	E.I. du Pont de Nemours
	& Co.	1,799,624	45,530
	Nucor Corp.	631,494	29,175
	Dow Chemical Co.	1,845,200	27,844
	Air Products &
	Chemicals, Inc.	422,501	21,239
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	765,916	18,719
	Alcoa Inc.	1,622,588	18,270
	Vulcan Materials Co.	219,015	15,239
	PPG Industries, Inc.	327,277	13,886
	Weyerhaeuser Co.	421,300	12,896
	International Paper Co.	810,271	9,561
	United States Steel Corp.	234,104	8,709
	Ball Corp.	183,040	7,613
	Lubrizol Corp.	135,169	4,919
	Eastman Chemical Co.	152,498	4,836
	Sealed Air Corp.	315,593	4,715
	Bemis Co., Inc.	198,897	4,710
	Sonoco Products Co.	198,942	4,607
	International Flavors &
	Fragrances, Inc.	141,372	4,202
	FMC Corp.	92,369	4,132
	MeadWestvaco Corp.	342,084	3,828
	Steel Dynamics, Inc.	340,719	3,809
	Allegheny Technologies Inc.	117,475	2,999
^	Martin Marietta
	Materials, Inc.	29,042	2,819
	Cliffs Natural Resources Inc.	106,939	2,739
	Commercial Metals Co.	229,437	2,723
	Celanese Corp. Series A	193,897	2,410
*	Pactiv Corp.	91,057	2,266
	Titanium Metals Corp.	233,710	2,059
	Terra Industries, Inc.	118,508	1,976
	CF Industries Holdings, Inc.	37,282	1,833
*	Domtar Corp.	1,027,524	1,716
	Reliance Steel &
	Aluminum Co.	84,987	1,695
	Ashland, Inc.	138,854	1,459
	Huntsman Corp.	326,124	1,122
	AK Steel Holding Corp.	111,368	1,038
			297,293
Telecommunication Services (6.8%)
	AT&T Inc.	11,755,840	335,042
	Verizon Communications
	Inc.	5,680,836	192,580
	Qwest Communications
	International Inc.	3,098,727	11,279
	Embarq Corp.	284,539	10,232
*	Sprint Nextel Corp.	5,544,489	10,146

			Market
			Value•
		Shares	($000)
	Windstream Corp.	878,245	8,080
	Frontier Communications
	Corp.	630,306	5,509
	CenturyTel, Inc.	194,005	5,302
	Telephone & Data
	Systems, Inc.	105,641	3,354
	Telephone & Data
	Systems, Inc.–Special
	Common Shares	103,717	2,915
*	U.S. Cellular Corp.	37,879	1,638
			586,077
Utilities (7.9%)
	Exelon Corp.	1,311,294	72,921
	Southern Co.	1,536,429	56,848
	Dominion Resources, Inc.	1,156,872	41,462
	FPL Group, Inc.	774,124	38,962
	Duke Energy Corp.	2,523,307	37,875
	Entergy Corp.	382,125	31,766
	Public Service Enterprise
	Group, Inc.	1,014,269	29,586
	FirstEnergy Corp.	608,099	29,541
	PG&E Corp.	726,240	28,113
	American Electric
	Power Co., Inc.	802,377	26,703
	PPL Corp.	747,013	22,926
	Consolidated Edison Inc.	544,946	21,215
	Sempra Energy	466,875	19,903
	Edison International	617,391	19,831
	Progress Energy, Inc.	496,436	19,783
	Xcel Energy, Inc.	859,780	15,949
	Ameren Corp.	419,164	13,941
	DTE Energy Co.	325,333	11,605
	Wisconsin Energy Corp.	233,502	9,802
	Constellation Energy
	Group, Inc.	356,163	8,936
	CenterPoint Energy Inc.	648,916	8,189
	SCANA Corp.	221,470	7,884
	NSTAR	212,813	7,766
	Pepco Holdings, Inc.	430,722	7,650
	MDU Resources
	Group, Inc.	347,158	7,492
	Northeast Utilities	309,909	7,456
	Puget Energy, Inc.	258,592	7,052
*	Mirant Corp.	370,214	6,986
	Integrys Energy Group, Inc.	152,393	6,550
	Pinnacle West Capital Corp.	200,861	6,454
	Alliant Energy Corp.	220,228	6,426
	NiSource, Inc.	546,973	6,000
	ONEOK, Inc.	197,887	5,762
	TECO Energy, Inc.	424,578	5,244
	DPL Inc.	227,131	5,188
	NV Energy Inc.	467,448	4,623
	National Fuel Gas Co.	145,903	4,571
	CMS Energy Corp.	450,856	4,554
*	Reliant Energy, Inc.	696,931	4,028
	Questar Corp.	121,349	3,967

38

Value Index Fund

		Market
		Value•
	Shares	($000)
American Water
Works Co., Inc.	127,323	2,658
* Dynegy, Inc.	997,949	1,996
Energen Corp.	67,661	1,984
		688,148
Total Common Stocks
(Cost $11,273,603)		8,675,880
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity
Fund, 1.378%
(Cost $22,740)	22,740,163	22,740
Total Investments (100.3%)
(Cost $11,296,343)		8,698,620
Other Assets and Liabilities (–0.3%)
Other Assets		70,124
Liabilities[2]		(94,674)
		(24,550)
Net Assets (100%)		8,674,070

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	13,337,496
Overdistributed Net Investment Income	(7,158)
Accumulated Net Realized Losses	(2,058,545)
Unrealized Appreciation (Depreciation)	(2,597,723)
Net Assets	8,674,070

Investor Shares—Net Assets
Applicable to 162,844,418 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,617,803
Net Asset Value Per Share—
Investor Shares	$16.08

Admiral Shares—Net Assets
Applicable to 78,481,594 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,261,693
Net Asset Value Per Share—
Admiral Shares	$16.08

Signal Shares—Net Assets
Applicable to 38,110,414 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	637,562
Net Asset Value Per Share—
Signal Shares	$16.73

Institutional Shares—Net Assets
Applicable to 123,897,599 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,991,898
Net Asset Value Per Share—
Institutional Shares	$16.08

ETF Shares—Net Assets
Applicable to 52,543,083 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,165,114
Net Asset Value Per Share—
ETF Shares	$41.21

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,480,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $17,244,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	347,246
Interest[1]	738
Security Lending	3,643
Total Income	351,627
Expenses
The Vanguard Group—Note B
Investment Advisory Services	319
Management and Administrative—Investor Shares	5,900
Management and Administrative—Admiral Shares	1,268
Management and Administrative—Signal Shares	552
Management and Administrative—Institutional Shares	700
Management and Administrative—ETF Shares	1,364
Marketing and Distribution—Investor Shares	1,019
Marketing and Distribution—Admiral Shares	438
Marketing and Distribution—Signal Shares	187
Marketing and Distribution—Institutional Shares	663
Marketing and Distribution—ETF Shares	599
Custodian Fees	515
Auditing Fees	25
Shareholders’ Reports—Investor Shares	151
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	11
Shareholders’ Reports—Institutional Shares	63
Shareholders’ Reports—ETF Shares	55
Trustees’ Fees and Expenses	15
Total Expenses	13,845
Net Investment Income	337,782
Realized Net Gain (Loss) on Investment Securities Sold	(675,445)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,128,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,465,944)

1 Interest income from an affiliated company of the fund was $109,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	337,782	321,635
Realized Net Gain (Loss)	(675,445)	467,186
Change in Unrealized Appreciation (Depreciation)	(4,128,281)	(759,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,465,944)	29,464
Distributions
Net Investment Income
Investor Shares	(108,368)	(115,059)
Admiral Shares	(53,908)	(69,263)
Signal Shares	(24,510)	(8,338)
Institutional Shares	(75,111)	(73,247)
ETF Shares	(75,028)	(55,180)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(336,925)	(321,087)
Capital Share Transactions
Investor Shares	(59,203)	(9,448)
Admiral Shares	(13,571)	(547,512)
Signal Shares	125,768	934,233
Institutional Shares	405,400	527,216
ETF Shares	899,880	609,521
Net Increase (Decrease) from Capital Share Transactions	1,358,274	1,514,010
Total Increase (Decrease)	(3,444,595)	1,222,387
Net Assets
Beginning of Period	12,118,665	10,896,278
End of Period[1]	8,674,070	12,118,665

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,158,000) and ($8,015,000).

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.660	.687	.586	.559	.460
Net Realized and Unrealized Gain
(Loss) on Investments	(9.863)	(.644)	4.295	.936	2.399
Total from Investment Operations	(9.203)	.043	4.881	1.495	2.859
Distributions
Dividends from Net Investment Income	(.657)	(.683)	(.591)	(.555)	(.459)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.657)	(.683)	(.591)	(.555)	(.459)
Net Asset Value, End of Period	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return[1]	–35.97%	0.09%	22.15%	7.09%	15.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,618	$4,310	$4,417	$3,376	$3,592
Ratio of Total Expenses to
Average Net Assets	0.21%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	3.14%	2.49%	2.48%	2.63%	2.40%
Portfolio Turnover Rate[2]	27%	20%	20%	21%	18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.681	.710	.611	.581	.479
Net Realized and Unrealized Gain
(Loss) on Investments	(9.863)	(.640)	4.295	.936	2.399
Total from Investment Operations	(9.182)	.070	4.906	1.517	2.878
Distributions
Dividends from Net Investment Income	(.678)	(.710)	(.616)	(.577)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.678)	(.710)	(.616)	(.577)	(.478)
Net Asset Value, End of Period	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return	–35.90%	0.18%	22.27%	7.20%	15.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,262	$2,069	$2,625	$1,880	$1,075
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.24%	2.59%	2.58%	2.72%	2.50%
Portfolio Turnover Rate[1]	27%	20%	20%	21%	18%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Signal Shares
	Year	June 4,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$27.00	$30.14
Investment Operations
Net Investment Income	.710	.442
Net Realized and Unrealized Gain (Loss) on Investments	(10.274)	(3.017)
Total from Investment Operations	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.706)	(.565)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.706)	(.565)
Net Asset Value, End of Period	$16.73	$27.00

Total Return	–35.93%	–8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$638	$864
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	27%	20%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.690	.722	.618	.588	.485
Net Realized and Unrealized Gain
(Loss) on Investments	(9.864)	(.644)	4.295	.936	2.399
Total from Investment Operations	(9.174)	.078	4.913	1.524	2.884
Distributions
Dividends from Net Investment Income	(.686)	(.718)	(.623)	(.584)	(.484)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.686)	(.718)	(.623)	(.584)	(.484)
Net Asset Value, End of Period	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return	–35.88%	0.21%	22.31%	7.23%	15.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,992	$2,660	$2,209	$1,224	$807
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.28%	2.62%	2.61%	2.76%	2.53%
Portfolio Turnover Rate[1]	27%	20%	20%	21%	18%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See acompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

ETF Shares
					Jan. 26,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$66.51	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	1.754	1.830	1.565	1.489	1.184
Net Realized and Unrealized Gain
(Loss) on Investments	(25.311)	(1.640)	11.016	2.392	4.437
Total from Investment Operations	(23.557)	.190	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(1.743)	(1.820)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.743)	(1.820)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$41.21	$66.51	$68.14	$57.14	$54.74

Total Return	–35.91%	0.20%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,165	$2,215	$1,646	$600	$406
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.11%	0.11%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	3.25%	2.59%	2.58%	2.72%	2.46%[2]
Portfolio Turnover Rate[3]	27%	20%	20%	21%	18%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in

47

Value Index Fund

capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $2,280,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $439,844,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $8,533,000 of ordinary income available for distribution. The fund had available realized losses of $2,016,969,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, $73,605,000 through December 31, 2015, $574,313,000 through December 31, 2016, and $699,069,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $11,337,919,000. Net unrealized depreciation of investment securities for tax purposes was $2,639,299,000, consisting of unrealized gains of $594,425,000 on securities that had risen in value since their purchase and $3,233,724,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $5,391,433,000 of investment securities and sold $4,013,140,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	958,875	46,972	1,243,599	45,924
Issued in Lieu of Cash Distributions	101,818	5,036	108,296	4,010
Redeemed	(1,119,896)	(55,314)	(1,361,343)	(49,970)
Net Increase (Decrease)—Investor Shares	(59,203)	(3,306)	(9,448)	(36)
Admiral Shares
Issued	354,896	17,158	748,614	27,493
Issued in Lieu of Cash Distributions	45,976	2,274	60,022	2,214
Redeemed	(414,443)	(20,714)	(1,356,148)	(48,702)
Net Increase (Decrease)—Admiral Shares	(13,571)	(1,282)	(547,512)	(18,995)

48

Value Index Fund

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	354,914	16,824	1,008,680	34,686
Issued in Lieu of Cash Distributions	22,513	1,082	7,624	281
Redeemed	(251,659)	(11,816)	(82,071)	(2,946)
Net Increase (Decrease)—Signal Shares	125,768	6,090	934,233	32,021
Institutional Shares
Issued	742,481	37,106	996,416	36,844
Issued in Lieu of Cash Distributions	66,917	3,359	61,363	2,273
Redeemed	(403,998)	(19,090)	(530,563)	(19,696)
Net Increase (Decrease)—Institutional Shares	405,400	21,375	527,216	19,421
ETF Shares
Issued	2,099,670	44,145	2,399,525	34,844
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,199,790)	(24,900)	(1,790,004)	(25,700)
Net Increase (Decrease)—ETF Shares	899,880	19,245	609,521	9,144

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

49

Large-Cap Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	751	750	4,593
Median Market Cap	$35.3B	$35.3B	$25.3B
Price/Earnings Ratio	11.3x	11.3x	11.8x
Price/Book Ratio	1.8x	1.8x	1.7x
Yield[3]		2.9%	2.8%
Investor Shares	2.6%
Admiral Shares	2.7%
Signal Shares	2.8%
Institutional Shares	2.8%
ETF Shares	2.8%
Return on Equity	21.7%	21.7%	20.8%
Earnings Growth Rate	17.7%	17.7%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.20%
Admiral Shares	0.08%
Signal Shares	0.08%
Institutional Shares	0.08%
ETF Shares	0.07%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.7%	8.7%	8.9%
Consumer Staples	12.1	12.1	11.2
Energy	13.0	13.1	12.4
Financials	14.0	14.0	15.6
Health Care	14.7	14.7	14.4
Industrials	10.8	10.8	11.2
Information Technology	15.5	15.4	15.2
Materials	3.2	3.2	3.3
Telecommunication
Services	3.7	3.7	3.4
Utilities	4.3	4.3	4.4

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.00	0.97

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.8%
The Procter & Gamble Co.	household products	2.1
General Electric Co.	industrial
	conglomerates	2.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Johnson & Johnson	pharmaceuticals	1.9
Microsoft Corp.	systems software	1.9
Chevron Corp.	integrated oil
	and gas	1.8
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	1.5
Pfizer Inc.	pharmaceuticals	1.4
JPMorgan Chase & Co.	diversified financial
	services	1.3
Top Ten		20.6%

Investment Focus

1 MSCI US Prime Market 750 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.21% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

50

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended December 31, 2008		of a $10,000
	One Year	Since Inception[1]	Investment
Large-Cap Index Fund Investor Shares[2]	–37.08%	–2.25%	$8,943
Dow Jones Wilshire 5000 Index	–37.34	–2.13	8,993
MSCI US Prime Market 750 Index	–37.06	–2.13	8,997
Average Large-Cap Core Fund[3]	–37.23	–3.52	8,384

			Final Value
			of a $100,000
	One Year	Since Inception[1]	Investment
Large-Cap Index Fund Admiral Shares	–37.05%	–2.23%	$89,526
Dow Jones Wilshire 5000 Index	–37.34	–2.20	89,672
MSCI US Prime Market 750 Index	–37.06	–2.20	89,666

1 Performance for the fund and its comparative standards is calculated since the following inception dates: January 30, 2004, for Investor Shares; February 2, 2004, for Admiral Shares.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

Note: See Financial Highlights tables for dividend and capital gains information.

51

Large-Cap Index Fund

			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Signal Shares	–37.03%	–28.27%	$641,313
Dow Jones Wilshire 5000 Index	–37.34	–28.67	636,575
MSCI US Prime Market 750 Index	–37.06	–28.30	640,943

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Institutional Shares	–37.01%	–5.38%	$4,118,433
Dow Jones Wilshire 5000 Index	–37.34	–5.63	4,080,586
MSCI US Prime Market 750 Index	–37.06	–5.40	4,116,368

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund ETF Shares Net Asset Value	–37.02%	–2.35%	$8,894
Dow Jones Wilshire 5000 Index	–37.34	–2.39	8,877
MSCI US Prime Market 750 Index	–37.06	–2.34	8,897

Cumulative Returns of ETF Shares: January 27, 2004–December 31, 2008

		Cumulative
	One Year	Since Inception[1]
Large-Cap Index Fund ETF Shares Market Price	–36.82%	–10.97%
Large-Cap Index Fund ETF Shares Net Asset Value	–37.02	–11.06
MSCI US Prime Market 750 Index	–37.06	–11.03

Fiscal-Year Total Returns (%): January 30, 2004–December 31, 2008

1 Performance for the fund and its comparative standards is calculated since the following inception dates: August 30, 2007, for Signal Shares; June 30, 2005, for Institutional Shares; January 27, 2004, for ETF Shares.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

52

Large-Cap Index Fund

Statement of Operations

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	51,183
Interest[1]	520
Security Lending	447
Total Income	52,150
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative—Investor Shares	521
Management and Administrative—Admiral Shares	112
Management and Administrative—Signal Shares	27
Management and Administrative—Institutional Shares	28
Management and Administrative—ETF Shares	331
Marketing and Distribution—Investor Shares	92
Marketing and Distribution—Admiral Shares	53
Marketing and Distribution—Signal Shares	9
Marketing and Distribution—Institutional Shares	39
Marketing and Distribution—ETF Shares	378
Custodian Fees	307
Auditing Fees	27
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—ETF Shares	49
Trustees’ Fees and Expenses	3
Total Expenses	2,111
Net Investment Income	50,039
Realized Net Gain (Loss)
Investment Securities Sold	11,623
Futures Contracts	2,268
Realized Net Gain (Loss)	13,891
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(979,556)
Futures Contracts	293
Change in Unrealized Appreciation (Depreciation)	(979,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	(915,333)

1 Interest income from an affiliated company of the fund was $144,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,039	26,892
Realized Net Gain (Loss)	13,891	3,839
Change in Unrealized Appreciation (Depreciation)	(979,263)	43,523
Net Increase (Decrease) in Net Assets Resulting from Operations	(915,333)	74,254
Distributions
Net Investment Income
Investor Shares	(6,574)	(4,931)
Admiral Shares	(4,453)	(3,840)
Signal Shares	(1,150)	(201)
Institutional Shares	(3,662)	(1,648)
ETF Shares	(33,171)	(16,482)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(49,010)	(27,102)
Capital Share Transactions
Investor Shares	180,832	126,254
Admiral Shares	128,891	45,042
Signal Shares	82,023	41,168
Institutional Shares	167,696	20,625
ETF Shares	1,431,967	549,534
Net Increase (Decrease) from Capital Share Transactions	1,991,409	782,623
Total Increase (Decrease)	1,027,066	829,775
Net Assets
Beginning of Period	1,869,937	1,040,162
End of Period[1]	2,897,003	1,869,937

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $609,000 and ($420,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Large-Cap Index Fund

Financial Highlights

Investor Shares
					Jan. 30,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$26.59	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.416	.426	.393	.328	.390[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(10.191)	1.171	3.044	.970	1.410
Total from Investment Operations	(9.775)	1.597	3.437	1.298	1.800
Distributions
Dividends from Net Investment Income	(.405)	(.427)	(.397)	(.328)	(.390)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.405)	(.427)	(.397)	(.328)	(.390)
Net Asset Value, End of Period	$16.41	$26.59	$25.42	$22.38	$21.41

Total Return[3]	–37.08%	6.29%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$376	$346	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.21%	0.20%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	2.12%	1.69%	1.74%	1.72%	1.92%[2,4]
Portfolio Turnover Rate[5]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Large-Cap Index Fund

Financial Highlights

Admiral Shares
					Feb. 2,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.25	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.547	.570	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(12.750)	1.470	3.806	1.209	1.692
Total from Investment Operations	(12.203)	2.040	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.537)	(.570)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.537)	(.570)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$20.51	$33.25	$31.78	$27.98	$26.77

Total Return	–37.05%	6.43%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$254	$220	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.10%	0.08%	0.12%	0.12%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	2.23%	1.81%	1.82%	1.80%	2.00%[2,3]
Portfolio Turnover Rate[4]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Large-Cap Index Fund

Financial Highlights

Signal Shares
	Year	Aug. 30,
	Ended	2007[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$29.00	$28.74
Investment Operations
Net Investment Income	.481	.173
Net Realized and Unrealized Gain (Loss) on Investments	(11.121)	.361
Total from Investment Operations	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.470)	(.274)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.470)	(.274)
Net Asset Value, End of Period	$17.89	$29.00

Total Return	–37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$39
Ratio of Total Expenses to Average Net Assets	0.10%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	9%	8%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Financial Highlights

Institutional Shares
				June 30,
				2005[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$136.82	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	2.283	2.344	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	(52.440)	6.047	15.660	5.863
Total from Investment Operations	(50.157)	8.391	17.811	6.852
Distributions
Dividends from Net Investment Income	(2.233)	(2.351)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.233)	(2.351)	(2.171)	(1.032)
Net Asset Value, End of Period	$84.43	$136.82	$130.78	$115.14

Total Return	–37.01%	6.42%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$207	$103	$79	$83
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%	1.81%	1.86%	1.83%[2]
Portfolio Turnover Rate[3]	9%	8%	9%	9%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Large-Cap Index Fund

Financial Highlights

ETF Shares
					Jan. 27,
					2004[1] to
For a Share Outstanding	Year Ended December 31,				Dec. 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.83	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	1.098	1.136	1.044	.873	.958[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(25.243)	2.912	7.529	2.410	2.983
Total from Investment Operations	(24.145)	4.048	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(1.075)	(1.138)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.075)	(1.138)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$40.61	$65.83	$62.92	$55.40	$52.99

Total Return	–37.02%	6.44%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,957	$1,162	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	2.26%	1.82%	1.87%	1.84%	2.00%[2,3]
Portfolio Turnover Rate[4]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

60

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $633,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $67,531,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $2,104,000 of ordinary income available for distribution. The fund had available realized losses of $60,820,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, $48,005,000 through December 31, 2016, and $10,771,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $3,794,270,000. Net unrealized depreciation of investment securities for tax purposes was $883,340,000, consisting of unrealized gains of $18,983,000 on securities that had risen in value since their purchase and $902,323,000 in unrealized losses on securities that had fallen in value since their purchase.

61

Large-Cap Index Fund

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	215	9,676	319

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $2,662,215,000 of investment securities and sold $673,648,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	319,575	16,587	242,609	9,099
Issued in Lieu of Cash Distributions	5,905	289	4,380	164
Redeemed	(144,648)	(6,943)	(120,735)	(4,533)
Net Increase (Decrease)—Investor Shares	180,832	9,933	126,254	4,730
Admiral Shares
Issued	243,749	10,451	156,250	4,734
Issued in Lieu of Cash Distributions	3,746	146	3,299	99
Redeemed	(118,604)	(4,819)	(114,507)	(3,368)
Net Increase (Decrease)—Admiral Shares	128,891	5,778	45,042	1,465
Signal Shares
Issued	92,524	4,858	41,600	1,369
Issued in Lieu of Cash Distributions	960	47	153	5
Redeemed	(11,461)	(568)	(585)	(20)
Net Increase (Decrease)—Signal Shares	82,023	4,337	41,168	1,354
Institutional Shares
Issued	237,128	2,272	22,477	161
Issued in Lieu of Cash Distributions	3,618	35	1,648	12
Redeemed	(73,050)	(606)	(3,500)	(25)
Net Increase (Decrease)—Institutional Shares	167,696	1,701	20,625	148
ETF Shares
Issued	1,905,328	42,648	602,779	9,121
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(473,361)	(12,100)	(53,245)	(800)
Net Increase (Decrease)—ETF Shares	1,431,967	30,548	549,534	8,321

62

Large-Cap Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	2,908,931	319
Level 2—Other significant observable inputs	1,999	—
Level 3—Significant unobservable inputs	—	—
Total	2,910,930	319

63

Total Stock Market Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,397	3,706
Median Market Cap	$26.1B	$25.3B
Price/Earnings Ratio	11.7x	11.7x
Price/Book Ratio	1.7x	1.7x
Yield[2]		2.8%
Investor Shares	2.7%
Admiral Shares	2.7%
Signal Shares	2.7%
Institutional Shares	2.8%
ETF Shares	2.8%
Return on Equity	20.9%	20.9%
Earnings Growth Rate	17.4%	17.4%
Foreign Holdings	0.0%	0.0%
Turnover Rate	5%	—
Expense Ratio (12/31/2007)[3]		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Institutional Shares	0.05%
ETF Shares	0.07%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.1%	9.1%
Consumer Staples	11.2	11.2
Energy	12.2	12.2
Financials	14.9	14.9
Health Care	14.5	14.5
Industrials	11.4	11.5
Information Technology	15.6	15.5
Materials	3.3	3.3
Telecommunication Services	3.4	3.4
Utilities	4.4	4.4

Volatility Measures[4]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.3%
The Procter & Gamble Co.	household products	1.9
General Electric Co.	industrial
	conglomerates	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.7
Johnson & Johnson	pharmaceuticals	1.7
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil
	and gas	1.6
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	1.4
Pfizer Inc.	pharmaceuticals	1.2
JPMorgan Chase & Co.	diversified financial
	services	1.2
Top Ten		18.4%

Investment Focus

1 MSCI US Broad Market Index.

2 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

3 The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.16% for Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

64

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Total Stock Market Index Fund
Investor Shares[1]	–37.04%	–1.76%	–0.66%	$9,363
Spliced Total Stock Market Index[2]	–37.04	–1.67	–0.63	9,385
Average Multi-Cap Core Fund[3]	–38.79	–2.66	–0.61	9,403

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Total Stock Market Index Fund Admiral Shares	–36.99%	–1.68%	–2.28%	$82,890
Spliced Total Stock Market Index[2]	–37.04	–1.67	–2.26	83,031

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Total Stock Market Index Fund Signal Shares	–36.99%	–12.90%	$724,604
MSCI US Broad Market Index	–37.04	–12.91	724,504

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares; September 1, 2006, for Signal Shares.

Note: See Financial Highlights tables for dividend and capital gains information.

65

Total Stock Market Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Total Stock Market Index Fund Institutional Shares	–36.94%	–1.65%	–0.54%	$4,736,202
Spliced Total Stock Market Index[1]	–37.04	–1.67	–0.63	4,692,338

				Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[2]	Investment
Total Stock Market Index Fund ETF Shares
Net Asset Value	–36.97%	–1.67%	–1.94%	$8,613
Spliced Total Stock Market Index[1]	–37.04	–1.67	–1.92	8,632

Cumulative Returns of ETF Shares: May 24, 2001–December 31, 2008

			Cumulative
	One Year	Five Years	Since Inception[2]
Total Stock Market Index Fund
ETF Shares Market Price	–36.81%	–7.81%	–13.78%
Total Stock Market Index Fund
ETF Shares Net Asset Value	–36.97	–8.10	–13.87
Spliced Total Stock Market Index[1]	–37.04	–8.10	–13.68

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

2 Performance for the fund’s ETF Shares and comparative standards is calculated since the ETF Shares’ inception: May 24, 2001.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

66

Total Stock Market Index Fund

Statement of Operations

The Statement of Net Assets—Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	2,071,308
Interest[1]	17,208
Security Lending	66,307
Total Income	2,154,823
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,142
Management and Administrative—Investor Shares	59,080
Management and Administrative—Admiral Shares	13,370
Management and Administrative—Signal Shares	2,002
Management and Administrative—Institutional Shares	2,203
Management and Administrative—ETF Shares	3,528
Marketing and Distribution—Investor Shares	13,356
Marketing and Distribution—Admiral Shares	5,042
Marketing and Distribution—Signal Shares	1,030
Marketing and Distribution—Institutional Shares	3,573
Marketing and Distribution—ETF Shares	2,678
Custodian Fees	1,276
Auditing Fees	29
Shareholders’ Reports—Investor Shares	356
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Signal Shares	8
Shareholders’ Reports—Institutional Shares	54
Shareholders’ Reports—ETF Shares	155
Trustees’ Fees and Expenses	133
Total Expenses	110,039
Net Investment Income	2,044,784
Realized Net Gain (Loss)
Investment Securities Sold	(1,746,224)
Futures Contracts	(190,879)
Realized Net Gain (Loss)	(1,937,103)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(43,552,748)
Futures Contracts	20,418
Change in Unrealized Appreciation (Depreciation)	(43,532,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,424,649)

1 Interest income from an affiliated company of the fund was $16,013,000.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,044,784	1,718,920
Realized Net Gain (Loss)	(1,937,103)	2,244,679
Change in Unrealized Appreciation (Depreciation)	(43,532,330)	858,924
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,424,649)	4,822,523
Distributions
Net Investment Income
Investor Shares	(958,719)	(787,927)
Admiral Shares	(512,715)	(518,030)
Signal Shares	(86,202)	(32,426)
Institutional Shares	(271,636)	(233,151)
ETF Shares	(208,428)	(156,007)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,037,700)	(1,727,541)
Capital Share Transactions
Investor Shares	11,074,199	9,657,529
Admiral Shares	2,389,384	(154,149)
Signal Shares	886,845	4,460,045
Institutional Shares	3,369,728	699,595
ETF Shares	3,276,950	3,149,215
Net Increase (Decrease) from Capital Share Transactions	20,997,106	17,812,235
Total Increase (Decrease)	(24,465,243)	20,907,217
Net Assets
Beginning of Period	106,384,415	85,477,198
End of Period[1]	81,919,172	106,384,415

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($64,609,000) and ($71,693,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.36	$34.09	$30.00	$28.77	$25.99
Investment Operations
Net Investment Income	.592	.604	.523	.466	.445
Net Realized and Unrealized
Gain (Loss) on Investments	(13.566)	1.268	4.091	1.237	2.780
Total from Investment Operations	(12.974)	1.872	4.614	1.703	3.225
Distributions
Dividends from Net Investment Income	(.586)	(.602)	(.524)	(.473)	(.445)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.586)	(.602)	(.524)	(.473)	(.445)
Net Asset Value, End of Period	$21.80	$35.36	$34.09	$30.00	$28.77

Total Return[1]	–37.04%	5.49%	15.51%	5.98%	12.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,440	$50,183	$39,095	$29,785	$31,718
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.04%	1.71%	1.66%	1.62%	1.70%
Portfolio Turnover Rate[2]	5%	4%	4%	12%[3]	4%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.36	$34.09	$30.00	$28.77	$25.99
Investment Operations
Net Investment Income	.615	.631	.555	.495	.468
Net Realized and Unrealized Gain (Loss)
on Investments	(13.566)	1.268	4.091	1.237	2.780
Total from Investment Operations	(12.951)	1.899	4.646	1.732	3.248
Distributions
Dividends from Net Investment Income	(.609)	(.629)	(.556)	(.502)	(.468)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.609)	(.629)	(.556)	(.502)	(.468)
Net Asset Value, End of Period	$21.80	$35.36	$34.09	$30.00	$28.77

Total Return	–36.99%	5.57%	15.63%	6.09%	12.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,781	$27,895	$26,853	$20,347	$10,856
Ratio of Total Expenses to
Average Net Assets	0.08%	0.07%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.12%	1.79%	1.76%	1.72%	1.79%
Portfolio Turnover Rate[1]	5%	4%	4%	12%[2]	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Total Stock Market Index Fund

Financial Highlights

Signal Shares
			Sept. 1,
	Year Ended		2006[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.595	.607	.181
Net Realized and Unrealized Gain (Loss) on Investments	(13.096)	1.220	2.536
Total from Investment Operations	(12.501)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.589)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.589)	(.607)	(.277)
Net Asset Value, End of Period	$21.04	$34.13	$32.91

Total Return	–36.99%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,717	$4,655	$381
Ratio of Total Expenses to Average Net Assets	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	2.12%	1.79%	1.76%[2]
Portfolio Turnover Rate[3]	5%	4%	4%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.36	$34.10	$30.00	$28.77	$26.00
Investment Operations
Net Investment Income	.624	.638	.573	.504	.465
Net Realized and Unrealized Gain
(Loss) on Investments	(13.557)	1.260	4.091	1.237	2.780
Total from Investment Operations	(12.933)	1.898	4.664	1.741	3.245
Distributions
Dividends from Net Investment Income	(.617)	(.638)	(.564)	(.511)	(.475)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.617)	(.638)	(.564)	(.511)	(.475)
Net Asset Value, End of Period	$21.81	$35.36	$34.10	$30.00	$28.77

Total Return	–36.94%	5.56%	15.69%	6.12%	12.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,782	$13,396	$12,262	$9,676	$10,181
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.15%	1.81%	1.79%	1.75%	1.82%
Portfolio Turnover Rate[1]	5%	4%	4%	12%[2]	4%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period[1]	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$72.64	$70.04	$61.63	$59.11	$53.41
Investment Operations
Net Investment Income	1.270	1.298	1.152	1.027	.947
Net Realized and Unrealized Gain (Loss)
on Investments	(27.874)	2.600	8.409	2.535	5.704
Total from Investment Operations	(26.604)	3.898	9.561	3.562	6.651
Distributions
Dividends from Net Investment Income	(1.256)	(1.298)	(1.151)	(1.042)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.256)	(1.298)	(1.151)	(1.042)	(.951)
Net Asset Value, End of Period	$44.78	$72.64	$70.04	$61.63	$59.11

Total Return	–36.97%	5.56%	15.66%	6.10%	12.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,199	$10,255	$6,885	$5,612	$4,259
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.13%	1.79%	1.78%	1.74%	1.79%
Portfolio Turnover Rate[2]	5%	4%	4%	12%[3]	4%

1 Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

74

Total Stock Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $20,989,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 8.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $925,166,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation, creating a difference between the cost of investments for financial statement and tax purposes that reverses when the securities are sold; $347,514,000 of this difference remained at December 31, 2007. Through December 31, 2008, the fund realized tax-based gains on the sale of these securities that were $218,094,000 greater than realized gains for financial statement purposes; accordingly, such gains have been reclassified from paid-in capital to accumulated net realized losses. The remaining difference of $129,420,000 between the securities’ cost for financial statement and tax purposes is reflected in unrealized appreciation.

For tax purposes, at December 31, 2008, the fund had $57,661,000 of ordinary income available for distribution. The fund had available realized losses of $4,519,642,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, $19,516,000 through December 31, 2015, $2,263,486,000 through December 31, 2016, and $562,882,000 through December 31, 2017.

75

Total Stock Market Index Fund

At December 31, 2008, the cost of investment securities for tax purposes was $105,601,351,000. Net unrealized depreciation of investment securities for tax purposes was $23,147,486,000, consisting of unrealized gains of $5,805,181,000 on securities that had risen in value since their purchase and $28,952,667,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	8,352	375,882	9,895
S&P 500 Index	696	156,617	5,596
Russell 2000 Index	1,120	55,765	3,094
S&P MidCap 400 Index	82	22,025	1,085
E-mini S&P MidCap 400 Index	50	2,686	217

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $27,319,659,000 of investment securities and sold $6,224,186,000 of investment securities, other than temporary cash investments.

E. During the year ended December 31, 2008, the fund’s ETF Shares underwent a 2-for-1 split. Each shareholder of record on June 13, 2008, received one additional share for every ETF Share held on that date. The additional shares were distributed to shareholders on June 17, 2008. The split had no effect on net assets or total return.

Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	18,977,196	674,286	15,171,470	426,972
Issued in Lieu of Cash Distributions	946,239	34,441	775,156	21,762
Redeemed	(8,849,236)	(319,034)	(6,289,097)	(176,070)
Net Increase (Decrease)—Investor Shares	11,074,199	389,693	9,657,529	272,664
Admiral Shares
Issued	6,249,442	220,660	7,021,287	197,249
Issued in Lieu of Cash Distributions	448,085	16,133	456,865	12,812
Redeemed	(4,308,143)	(164,335)	(7,632,301)	(208,755)
Net Increase (Decrease)—Admiral Shares	2,389,384	72,458	(154,149)	1,306

76

Total Stock Market Index Fund

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	2,028,953	83,738	5,464,636	153,655
Issued in Lieu of Cash Distributions	78,091	2,944	29,550	869
Redeemed	(1,220,199)	(46,428)	(1,034,141)	(29,707)
Net Increase (Decrease)—Signal Shares	886,845	40,254	4,460,045	124,817
Institutional Shares
Issued	5,833,727	205,199	4,630,746	129,369
Issued in Lieu of Cash Distributions	228,684	8,376	193,599	5,431
Redeemed	(2,692,683)	(97,957)	(4,124,750)	(115,589)
Net Increase (Decrease)—Institutional Shares	3,369,728	115,618	699,595	19,211
ETF Shares[1]
Issued	5,060,470	94,537	6,126,390	83,176
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,783,520)	(30,300)	(2,977,175)	(40,300)
Net Increase (Decrease)—ETF Shares	3,276,950	64,237	3,149,215	42,876

1 Shares adjusted to reflect a 2-for-1 split as of close of business on June 13, 2008.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	82,378,863	19,887
Level 2—Other significant observable inputs	75,002	—
Level 3—Significant unobservable inputs	—	—
Total	82,453,865	19,887

77

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Large-Cap Index Fund, and Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statements of net assets appearing herein, the statement of net assets and the statement of net assets—investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Large-Cap Index Fund and Vanguard Total Stock Market Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

78

Special 2008 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Growth	154,397
Value	336,925
Large-Cap	49,010
Total Stock Market	2,037,700

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Growth	100.0%
Value	96.8
Large-Cap	95.0
Total Stock Market	93.1

79

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares[1]
Returns Before Taxes	–38.32%	–3.14%	–3.30%
Returns After Taxes on Distributions	–38.41	–3.27	–3.56
Returns After Taxes on Distributions and Sale of Fund Shares	–24.73	–2.60	–2.78

Value Index Fund Investor Shares[1]
Returns Before Taxes	–35.97%	–0.68%	0.62%
Returns After Taxes on Distributions	–36.28	–1.07	–0.34
Returns After Taxes on Distributions and Sale of Fund Shares	–22.82	–0.45	0.23

Large-Cap Index Fund Investor Shares[1]
Returns Before Taxes	–37.08%	–2.25%[2]	—
Returns After Taxes on Distributions	–37.27	–2.50[2]	—
Returns After Taxes on Distributions and Sale of Fund Shares	–23.77	–1.81[2]	—

Total Stock Market Index Fund Investor Shares[1]
Returns Before Taxes	–37.04%	–1.76%	–0.66%
Returns After Taxes on Distributions	–37.24	–2.02	–1.03
Returns After Taxes on Distributions and Sale of Fund Shares	–23.71	–1.40	–0.63

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Since inception on January 30, 2004.

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on the next two pages are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This table helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This table is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

81

Six Months Ended December 31, 2008

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$669.60	$1.05
Admiral Shares	1,000.00	670.35	0.51
Signal Shares	1,000.00	670.50	0.51
Institutional Shares	1,000.00	670.50	0.29
ETF Shares	1,000.00	670.36	0.42
Value
Investor Shares	$1,000.00	$750.12	$0.97
Admiral Shares	1,000.00	750.49	0.53
Signal Shares	1,000.00	750.26	0.53
Institutional Shares	1,000.00	750.66	0.31
ETF Shares	1,000.00	750.37	0.44
Large-Cap
Investor Shares	$1,000.00	$708.52	$0.95
Admiral Shares	1,000.00	708.46	0.52
Signal Shares	1,000.00	708.48	0.52
Institutional Shares	1,000.00	708.82	0.30
ETF Shares	1,000.00	708.71	0.30
Total Stock Market
Investor Shares	$1,000.00	$706.74	$0.73
Admiral Shares	1,000.00	706.99	0.39
Signal Shares	1,000.00	706.84	0.39
Institutional Shares	1,000.00	707.27	0.22
ETF Shares	1,000.00	707.09	0.30

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.25% for the Growth Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Value Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares; 0.17% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

82

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.95	$1.28
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Value
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Large-Cap
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.85	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.85	0.36

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.25% for the Growth Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Value Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares; 0.17% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

83

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

84

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

85

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022009

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets

As of December 31, 2008

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (8.7%)
	McDonald’s Corp.	377,981	23,507
	The Walt Disney Co.	599,156	13,595
	Home Depot, Inc.	570,399	13,131
	Time Warner, Inc.	1,204,215	12,114
	Comcast Corp. Class A	657,371	11,096
	Lowe’s Cos., Inc.	492,125	10,591
	Target Corp.	247,486	8,546
	NIKE, Inc. Class B	125,866	6,419
	News Corp., Class A	609,589	5,541
*	Amazon.com, Inc.	107,368	5,506
	Yum! Brands, Inc.	157,554	4,963
*	DIRECTV Group, Inc.	205,236	4,702
	Comcast Corp. Special
	Class A	285,720	4,614
	Staples, Inc.	236,046	4,230
	Johnson Controls, Inc.	199,525	3,623
	Carnival Corp.	146,874	3,572
*	Kohl’s Corp.	97,922	3,545
*	Apollo Group, Inc. Class A	45,127	3,458
*	Viacom Inc. Class B	179,922	3,429
	Best Buy Co., Inc.	117,681	3,308
	TJX Cos., Inc.	140,940	2,899
*	Liberty Media Corp.	165,500	2,893
	Omnicom Group Inc.	107,174	2,885
	H & R Block, Inc.	110,631	2,514
	The McGraw-Hill Cos., Inc.	106,785	2,476
*	Coach, Inc.	113,264	2,352
*	Starbucks Corp.	245,514	2,323
	The Gap, Inc.	170,318	2,281
*	Bed Bath & Beyond, Inc.	87,521	2,225
	Fortune Brands, Inc.	50,266	2,075
*	AutoZone Inc.	14,868	2,074

			Market
			Value•
		Shares	($000)
	Genuine Parts Co.	54,382	2,059
	Sherwin-Williams Co.	33,491	2,001
	Mattel, Inc.	121,440	1,943
	Marriott International, Inc.
	Class A	94,375	1,836
	Tim Hortons, Inc.	61,485	1,773
	CBS Corp.	198,297	1,624
	VF Corp.	29,354	1,608
	Macy’s Inc.	141,329	1,463
	News Corp., Class B	147,025	1,408
	J.C. Penney Co., Inc.
	(Holding Co.)	70,970	1,398
*,^	Ford Motor Co.	588,466	1,348
	Harley-Davidson, Inc.	79,233	1,345
	Ross Stores, Inc.	44,645	1,327
	Cablevision Systems NY
	Group Class A	78,673	1,325
*	O’Reilly Automotive, Inc.	42,674	1,312
*	Time Warner Cable, Inc.	60,597	1,300
*	Dollar Tree, Inc.	30,200	1,262
	Darden Restaurants Inc.	44,592	1,257
*	ITT Educational Services, Inc.	13,119	1,246
	DeVry, Inc.	21,664	1,244
	Hasbro, Inc.	42,533	1,241
	International Game
	Technology	99,629	1,185
	Family Dollar Stores, Inc.	44,509	1,160
*	GameStop Corp. Class A	52,355	1,134
	Starwood Hotels &
	Resorts Worldwide, Inc.	62,516	1,119
	Advance Auto Parts, Inc.	32,191	1,083
	Whirlpool Corp.	24,970	1,032
	Limited Brands, Inc.	102,735	1,031
	Tiffany & Co.	42,277	999

1

			Market
			Value•
		Shares	($000)
*	Toll Brothers, Inc.	45,264	970
*	Priceline.com, Inc.	12,515	922
	Newell Rubbermaid, Inc.	93,226	912
*,^	Sears Holdings Corp.	23,361	908
*	Wynn Resorts Ltd.	20,763	877
	Polo Ralph Lauren Corp.	18,896	858
	BorgWarner, Inc.	39,079	851
	Black & Decker Corp.	20,185	844
*	Mohawk Industries, Inc.	19,430	835
	Leggett & Platt, Inc.	54,113	822
	The Stanley Works	23,841	813
	Pulte Homes, Inc.	73,516	804
*	Liberty Global, Inc. Class A	50,079	797
	Washington Post Co. Class B	2,026	791
	PetSmart, Inc.	42,840	790
*	DISH Network Corp.	71,132	789
*	Liberty Global, Inc. Series C	51,650	784
	Burger King Holdings Inc.	31,607	755
	Garmin Ltd.	38,471	737
	Nordstrom, Inc.	54,447	725
	D. R. Horton, Inc.	95,130	673
	Abercrombie & Fitch Co.	29,047	670
	Scripps Networks Interactive	29,642	652
	Royal Caribbean Cruises, Ltd.	46,686	642
*	Discovery Communications
	Inc. Class C	47,376	634
	Eastman Kodak Co.	96,229	633
*	Discovery Communications
	Inc. Class A	44,685	633
*	NVR, Inc.	1,384	631
*	Interpublic Group of
	Cos., Inc.	159,182	630
*	Las Vegas Sands Corp.	103,804	616
	Gannett Co., Inc.	76,029	608
*	Liberty Media Corp.–
	Interactive Series A	188,575	588
*	Urban Outfitters, Inc.	39,124	586
	American Eagle
	Outfitters, Inc.	62,484	585
*	CarMax, Inc.	73,417	579
*	Expedia, Inc.	65,326	538
*	Penn National Gaming, Inc.	24,276	519
	Autoliv, Inc.	24,050	516
	RadioShack Corp.	41,666	497
^	General Motors Corp.	151,400	484
	Virgin Media Inc.	93,453	466
*	The Goodyear Tire &
	Rubber Co.	76,810	459
*,^	MGM Mirage, Inc.	32,446	446
*,^	AutoNation, Inc.	44,498	440
	Centex Corp.	41,244	439
	Wyndham Worldwide Corp.	59,546	390
	Foot Locker, Inc.	51,772	380
	Lennar Corp. Class A	43,464	377

			Market
			Value•
		Shares	($000)
	Brinker International, Inc.	34,244	361
	Weight Watchers
	International, Inc.	11,959	352
	KB Home	25,767	351
	New York Times Co. Class A	45,581	334
	WABCO Holdings Inc.	19,860	314
*	Lamar Advertising Co.
	Class A	24,456	307
	Harman International
	Industries, Inc.	18,235	305
	Guess ?, Inc.	19,315	296
	Williams-Sonoma, Inc.	30,100	237
*	Sirius XM Radio Inc.	987,283	118
*	Clear Channel Outdoor
	Holdings, Inc. Class A	13,412	82
*	CTC Media, Inc.	15,691	75
			251,577
Consumer Staples (12.1%)
	The Procter & Gamble Co.	990,456	61,230
	Wal-Mart Stores, Inc.	795,240	44,581
	The Coca-Cola Co.	699,223	31,654
	Philip Morris
	International Inc.	692,749	30,141
	PepsiCo, Inc.	526,156	28,818
	CVS Caremark Corp.	482,457	13,866
	Kraft Foods Inc.	489,156	13,134
	Colgate-Palmolive Co.	170,036	11,654
	Altria Group, Inc.	692,315	10,426
	Walgreen Co.	332,736	8,209
	Costco Wholesale Corp.	146,206	7,676
	Kimberly-Clark Corp.	139,565	7,361
	General Mills, Inc.	112,491	6,834
	Archer-Daniels-Midland Co.	194,973	5,621
	The Kroger Co.	209,209	5,525
	Sysco Corp.	202,467	4,645
	H.J. Heinz Co.	104,941	3,946
	Kellogg Co.	89,317	3,917
	Safeway, Inc.	146,392	3,480
	UST, Inc.	49,704	3,448
	Avon Products, Inc.	143,078	3,438
	Lorillard, Inc.	58,541	3,299
	The Clorox Co.	46,407	2,578
	ConAgra Foods, Inc.	152,172	2,511
	Reynolds American Inc.	59,134	2,384
	Sara Lee Corp.	237,360	2,324
	Campbell Soup Co.	74,999	2,251
	Bunge Ltd.	40,836	2,114
	Molson Coors Brewing Co.
	Class B	41,777	2,044
	The Hershey Co.	52,967	1,840
	J.M. Smucker Co.	39,661	1,720
*	Dr. Pepper Snapple
	Group, Inc.	85,330	1,387

2

			Market
			Value•
		Shares	($000)
	Church & Dwight, Inc.	22,486	1,262
	McCormick & Co., Inc.	39,030	1,243
	Brown-Forman Corp.
	Class B	22,905	1,179
	Coca-Cola Enterprises, Inc.	97,979	1,179
*	Ralcorp Holdings, Inc.	18,904	1,104
	The Estee Lauder Cos. Inc.
	Class A	35,302	1,093
	The Pepsi Bottling
	Group, Inc.	46,600	1,049
	SuperValu Inc.	71,257	1,040
*	Constellation Brands, Inc.
	Class A	65,086	1,026
*	Energizer Holdings, Inc.	18,478	1,000
*	Dean Foods Co.	51,200	920
	Tyson Foods, Inc.	97,419	853
*	Hansen Natural Corp.	24,798	831
	Hormel Foods Corp.	24,900	774
*	Smithfield Foods, Inc.	41,303	581
	Whole Foods Market, Inc.	46,941	443
	PepsiAmericas, Inc.	21,277	433
			350,066
Energy (13.0%)
	ExxonMobil Corp.	1,745,697	139,359
	Chevron Corp.	690,542	51,079
	ConocoPhillips Co.	485,344	25,141
	Schlumberger Ltd.	403,155	17,066
	Occidental Petroleum Corp.	274,700	16,479
	Devon Energy Corp.	142,096	9,337
	Apache Corp.	112,476	8,383
	XTO Energy, Inc.	184,749	6,516
	Marathon Oil Corp.	237,113	6,487
	Anadarko Petroleum Corp.	157,524	6,073
	EOG Resources, Inc.	83,632	5,568
	Halliburton Co.	294,739	5,358
	Hess Corp.	98,452	5,281
*	Transocean Ltd.	107,236	5,067
	Valero Energy Corp.	175,900	3,807
*	National Oilwell Varco Inc.	140,308	3,429
*	Southwestern Energy Co.	115,324	3,341
	Baker Hughes Inc.	103,656	3,324
	Spectra Energy Corp.	206,615	3,252
	Chesapeake Energy Corp.	185,106	2,993
	Noble Energy, Inc.	58,030	2,856
	Williams Cos., Inc.	193,394	2,800
	Murphy Oil Corp.	60,775	2,695
*	Weatherford
	International Ltd.	228,788	2,476
	Peabody Energy Corp.	91,513	2,082
	Noble Corp.	90,236	1,991
	El Paso Corp.	235,011	1,840
	Range Resources Corp.	52,172	1,794
*	Ultra Petroleum Corp.	51,384	1,773
	CONSOL Energy, Inc.	61,502	1,758
	Sunoco, Inc.	39,305	1,708

			Market
			Value•
		Shares	($000)
	Smith International, Inc.	73,446	1,681
*	Cameron International Corp.	73,122	1,499
	Diamond Offshore
	Drilling, Inc.	23,455	1,382
	ENSCO International, Inc.	48,115	1,366
*	Petrohawk Energy Corp.	82,860	1,295
	BJ Services Co.	98,530	1,150
*	Nabors Industries, Inc.	93,909	1,124
*	FMC Technologies Inc.	42,781	1,020
*	Pride International, Inc.	58,159	929
*	Kinder Morgan
	Management, LLC	23,219	928
*	Denbury Resources, Inc.	83,103	908
	Cabot Oil & Gas Corp.	34,733	903
*	Newfield Exploration Co.	44,492	879
*	Plains Exploration &
	Production Co.	36,209	842
	Helmerich & Payne, Inc.	35,120	799
	Arch Coal, Inc.	48,612	792
	Cimarex Energy Co.	27,980	749
	Tidewater Inc.	16,393	660
	Pioneer Natural
	Resources Co.	40,392	654
	Tesoro Corp.	46,013	606
	Patterson-UTI Energy, Inc.	52,211	601
	Rowan Cos., Inc.	37,724	600
*	Forest Oil Corp.	28,550	471
*	IHS Inc. Class A	12,253	459
*	Exterran Holdings, Inc.	21,060	449
	Frontier Oil Corp.	34,791	439
	Massey Energy Co.	28,417	392
*	Alpha Natural Resources, Inc.	23,837	386
*	Continental Resources, Inc.	17,242	357
	Walter Industries, Inc.	18,908	331
*	CNX Gas Corp.	10,163	277
*	SandRidge Energy, Inc.	35,461	218
*	Quicksilver Resources, Inc.	33,557	187
			376,446
Financials (13.9%)
	JPMorgan Chase & Co.	1,238,113	39,038
	Wells Fargo & Co.	1,182,101	34,848
	Bank of America Corp.	1,698,264	23,912
	U.S. Bancorp	585,556	14,645
	Citigroup Inc.	1,830,173	12,280
	The Goldman Sachs
	Group, Inc.	131,481	11,096
	Bank of New York
	Mellon Corp.	385,200	10,913
*	Berkshire Hathaway Inc.
	Class B	3,383	10,873
	MetLife, Inc.	262,931	9,166
	The Travelers Cos., Inc.	198,695	8,981
	AFLAC Inc.	160,081	7,338
	American Express Co.	350,787	6,507

3

			Market
			Value•
		Shares	($000)
	PNC Financial
	Services Group	131,728	6,455
	The Chubb Corp.	121,170	6,180
	Merrill Lynch & Co., Inc.	512,450	5,965
	Ace Ltd.	111,998	5,927
	State Street Corp.	145,192	5,710
	The Allstate Corp.	172,966	5,666
	Morgan Stanley	335,535	5,382
	Charles Schwab Corp.	329,135	5,322
	BB&T Corp.	184,766	5,074
	Prudential Financial, Inc.	142,903	4,324
	CME Group, Inc.	20,334	4,232
	Marsh & McLennan
	Cos., Inc.	172,430	4,185
	Capital One Financial Corp.	126,359	4,030
	Wachovia Corp.	725,622	4,020
	Simon Property
	Group, Inc. REIT	75,638	4,019
	Aon Corp.	84,034	3,839
	Franklin Resources Corp.	55,175	3,519
	Northern Trust Corp.	66,817	3,484
	Public Storage, Inc. REIT	42,732	3,397
	SunTrust Banks, Inc.	112,942	3,336
	Progressive Corp. of Ohio	215,726	3,195
	Loews Corp.	109,967	3,107
	T. Rowe Price Group Inc.	82,637	2,929
	Annaly Capital
	Management Inc. REIT	181,183	2,875
	Vornado Realty Trust REIT	46,576	2,811
	Equity Residential REIT	91,082	2,716
	Hudson City Bancorp, Inc.	157,196	2,509
	HCP, Inc. REIT	83,976	2,332
	Boston Properties, Inc. REIT	40,211	2,212
	Unum Group	116,245	2,162
	People’s United
	Financial Inc.	116,738	2,081
	Plum Creek
	Timber Co. Inc. REIT	57,504	1,998
	The Principal
	Financial Group, Inc.	86,989	1,963
	Invesco, Ltd.	129,631	1,872
	Regions Financial Corp.	232,906	1,854
	Ameriprise Financial, Inc.	72,900	1,703
	The Hartford Financial
	Services Group Inc.	101,144	1,661
	Lincoln National Corp.	86,352	1,627
	Ventas, Inc. REIT	48,153	1,616
	Everest Re Group, Ltd.	20,750	1,580
	Avalonbay Communities,
	Inc. REIT	25,996	1,575
*	IntercontinentalExchange Inc.	19,080	1,573
	W.R. Berkley Corp.	49,270	1,527
	Cincinnati Financial Corp.	51,791	1,506
	Fifth Third Bancorp	174,588	1,442

			Market
			Value•
		Shares	($000)
	KeyCorp	166,161	1,416
	Willis Group Holdings Ltd.	56,649	1,409
	Kimco Realty Corp. REIT	76,894	1,406
	Moody’s Corp.	69,681	1,400
*	SLM Corp.	156,981	1,397
	Discover Financial Services	145,028	1,382
	M & T Bank Corp.	24,021	1,379
	Health Care Inc. REIT	32,545	1,373
	Axis Capital Holdings Ltd.	46,106	1,343
	New York Community
	Bancorp, Inc.	109,688	1,312
	Torchmark Corp.	29,244	1,307
	American International
	Group, Inc.	812,620	1,276
	PartnerRe Ltd.	17,855	1,272
	Host Hotels &
	Resorts Inc. REIT	165,895	1,256
*	Leucadia National Corp.	62,406	1,236
	Federal Realty Investment
	Trust REIT	19,799	1,229
	ProLogis REIT	87,892	1,221
	NYSE Euronext	44,484	1,218
	Fidelity National
	Financial, Inc. Class A	67,254	1,194
	Assurant, Inc.	39,736	1,192
*	Nasdaq Stock Market Inc.	46,910	1,159
*	TD Ameritrade Holding Corp.	79,405	1,131
	Regency Centers Corp. REIT	23,572	1,101
	Marshall & Ilsley Corp.	78,284	1,068
*	Reinsurance Group of
	America, Inc.	24,189	1,036
	Legg Mason Inc.	46,944	1,029
	HCC Insurance Holdings, Inc.	38,442	1,028
	RenaissanceRe Holdings Ltd.	19,572	1,009
	Comerica, Inc.	50,500	1,002
*	Arch Capital Group Ltd.	14,250	999
	Commerce Bancshares, Inc.	21,603	949
*	Markel Corp.	3,156	944
	Nationwide Health
	Properties, Inc. REIT	32,579	936
	Cullen/Frost Bankers, Inc.	17,805	902
	Huntington Bancshares Inc.	116,843	895
	Zions Bancorp	36,119	885
	Old Republic
	International Corp.	73,691	878
	Associated Banc-Corp.	40,802	854
	Brown & Brown, Inc.	40,169	839
	Rayonier Inc. REIT	26,504	831
	Nationwide Financial
	Services, Inc.	15,389	803
	Synovus Financial Corp.	94,417	784
	Eaton Vance Corp.	36,997	777
	AMB Property Corp. REIT	33,025	773
	First American Corp.	26,549	767

4

			Market
			Value•
		Shares	($000)
*	The St. Joe Co.	31,114	757
	Liberty Property Trust REIT	33,050	754
	First Horizon National Corp.	69,021	730
	White Mountains
	Insurance Group Inc.	2,728	729
	SEI Investments Co.	45,198	710
	City National Corp.	13,747	669
	UDR, Inc. REIT	45,263	624
	American Financial
	Group, Inc.	25,067	574
*	Sovereign Bancorp, Inc.	189,985	566
	Camden Property Trust REIT	17,920	562
	CIT Group Inc.	121,298	551
	Raymond James
	Financial, Inc.	31,932	547
	TCF Financial Corp.	39,500	540
	Duke Realty Corp. REIT	49,048	538
	Jefferies Group, Inc.	38,103	536
	Weingarten Realty
	Investors REIT	25,223	522
	Federated Investors, Inc.	30,561	518
	SL Green Realty Corp. REIT	19,471	504
	TFS Financial Corp.	37,640	486
	Hospitality Properties
	Trust REIT	31,428	467
	Popular, Inc.	89,607	462
	The Macerich Co. REIT	24,973	453
	National City Corp.	245,350	444
	Janus Capital Group Inc.	53,461	429
	Mercury General Corp.	9,207	423
	Genworth Financial Inc.	144,574	409
	XL Capital Ltd. Class A	101,905	377
	Transatlantic Holdings, Inc.	8,868	355
	Capitol Federal Financial	7,527	343
	Apartment Investment &
	Management Co.
	Class A REIT	28,642	331
	BOK Financial Corp.	7,892	319
*	CB Richard Ellis Group, Inc.	72,616	314
	CapitalSource Inc. REIT	65,086	301
	MBIA, Inc.	67,901	276
	American Capital Ltd.	70,202	227
	Developers Diversified
	Realty Corp. REIT	40,700	199
	Allied Capital Corp.	59,390	160
	Forest City Enterprise
	Class A	21,662	145
	Student Loan Corp.	1,205	49
			403,586
Health Care (14.6%)
	Johnson & Johnson	939,229	56,194
	Pfizer Inc.	2,265,649	40,125
	Abbott Laboratories	518,155	27,654
	Merck & Co., Inc.	720,085	21,891

			Market
			Value•
		Shares	($000)
*	Amgen Inc.	355,651	20,539
	Wyeth	448,169	16,811
*	Gilead Sciences, Inc.	309,245	15,815
	Bristol-Myers Squibb Co.	665,377	15,470
	Eli Lilly & Co.	344,040	13,854
*	Genentech, Inc.	159,713	13,242
	Medtronic, Inc.	378,313	11,887
	Baxter International, Inc.	211,007	11,308
	UnitedHealth Group Inc.	409,278	10,887
	Schering-Plough Corp.	546,396	9,305
*	Celgene Corp.	152,897	8,452
*	WellPoint Inc.	171,924	7,243
*	Medco Health Solutions, Inc.	169,979	7,124
	Covidien Ltd.	168,755	6,116
*	Genzyme Corp.	90,351	5,997
	Becton, Dickinson & Co.	81,915	5,602
*	Thermo Fisher Scientific, Inc.	140,877	4,800
*	Biogen Idec Inc.	97,595	4,648
	Aetna Inc.	158,585	4,520
	Cardinal Health, Inc.	120,733	4,162
	Allergan, Inc.	102,272	4,124
	Stryker Corp.	97,030	3,876
*	Express Scripts Inc.	70,448	3,873
*	St. Jude Medical, Inc.	114,930	3,788
	McKesson Corp.	92,774	3,593
*	Boston Scientific Corp.	454,243	3,516
*	Zimmer Holdings, Inc.	75,600	3,056
	Quest Diagnostics, Inc.	55,664	2,889
	C.R. Bard, Inc.	33,381	2,813
*	Forest Laboratories, Inc.	102,497	2,611
*	Laboratory Corp. of
	America Holdings	37,472	2,413
*	Humana Inc.	56,771	2,116
	AmerisourceBergen Corp.	53,124	1,894
*	Cephalon, Inc.	22,957	1,769
*	DaVita, Inc.	35,145	1,742
*	Intuitive Surgical, Inc.	13,034	1,655
	CIGNA Corp.	92,359	1,556
*	Vertex Pharmaceuticals, Inc.	49,923	1,517
*	Varian Medical Systems, Inc.	41,952	1,470
*	Hospira, Inc.	53,557	1,436
	DENTSPLY International Inc.	47,305	1,336
*	Life Technologies Corp.	57,090	1,331
*	Waters Corp.	33,163	1,215
*	Hologic, Inc.	85,782	1,121
*	Henry Schein, Inc.	30,014	1,101
	Omnicare, Inc.	39,648	1,101
*	Illumina, Inc.	40,641	1,059
	Pharmaceutical Product
	Development, Inc.	36,021	1,045
*	Endo Pharmaceuticals
	Holdings, Inc.	40,331	1,044
*	Edwards Lifesciences Corp.	18,899	1,038
*	Myriad Genetics, Inc.	15,415	1,021

5

			Market
			Value•
		Shares	($000)
*	Mylan Inc.	102,167	1,010
*	Covance, Inc.	21,263	979
*	Millipore Corp.	18,560	956
*	ResMed Inc.	25,392	952
	IMS Health, Inc.	61,194	928
	Beckman Coulter, Inc.	20,934	920
*	Cerner Corp.	23,075	887
*	Alexion Pharmaceuticals, Inc.	24,495	886
*	King Pharmaceuticals, Inc.	82,767	879
	Perrigo Co.	26,436	854
	Techne Corp.	12,275	792
*	Coventry Health Care Inc.	49,853	742
*	Lincare Holdings, Inc.	24,482	659
*	Charles River
	Laboratories, Inc.	22,730	595
*	Patterson Companies, Inc.	30,390	570
*	Amylin Pharmaceuticals, Inc.	45,824	497
*	Warner Chilcott Ltd.	33,534	486
*	Community Health
	Systems, Inc.	32,221	470
*	Sepracor Inc.	36,583	402
*	Health Net Inc.	35,978	392
*	Kinetic Concepts, Inc.	18,412	353
*	WellCare Health Plans Inc.	13,849	178
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	2,741	117
			423,269
Industrials (10.8%)
	General Electric Co.	3,527,548	57,146
	United Technologies Corp.	308,016	16,510
	3M Co.	223,224	12,844
	United Parcel Service, Inc.	229,321	12,649
	The Boeing Co.	236,353	10,085
	Emerson Electric Co.	260,801	9,548
	Lockheed Martin Corp.	113,292	9,526
	Caterpillar, Inc.	204,669	9,143
	Burlington Northern
	Santa Fe Corp.	115,769	8,765
	Union Pacific Corp.	171,152	8,181
	Honeywell International Inc.	237,733	7,805
	Raytheon Co.	140,185	7,155
	General Dynamics Corp.	113,489	6,536
	FedEx Corp.	99,356	6,374
	Norfolk Southern Corp.	126,112	5,934
	Deere & Co.	144,934	5,554
	Waste Management, Inc.	164,933	5,466
	Illinois Tool Works, Inc.	139,741	4,898
	Danaher Corp.	85,750	4,854
	Northrop Grumman Corp.	107,758	4,853
	CSX Corp.	137,100	4,452
	Tyco International, Ltd.	159,554	3,446
	PACCAR, Inc.	116,083	3,320

			Market
			Value•
		Shares	($000)
	C.H. Robinson
	Worldwide Inc.	57,162	3,146
	L-3 Communications
	Holdings, Inc.	40,927	3,020
	Republic Services, Inc.
	Class A	120,273	2,982
	Precision Castparts Corp.	46,801	2,784
	Fluor Corp.	60,184	2,700
	ITT Industries, Inc.	58,080	2,671
	Eaton Corp.	53,104	2,640
	Parker Hannifin Corp.	56,388	2,399
	Expeditors International of
	Washington, Inc.	71,699	2,385
	Southwest Airlines Co.	246,919	2,128
	Rockwell Collins, Inc.	53,611	2,096
	Dover Corp.	63,078	2,077
*	Jacobs Engineering
	Group Inc.	41,167	1,980
	Ingersoll-Rand Co.	106,907	1,855
*	First Solar, Inc.	13,439	1,854
	Pitney Bowes, Inc.	69,765	1,778
	Cummins Inc.	64,713	1,730
	W.W. Grainger, Inc.	21,772	1,716
	Cooper Industries, Inc.
	Class A	58,379	1,706
*	Iron Mountain, Inc.	64,366	1,592
	Goodrich Corp.	42,003	1,555
*	Stericycle, Inc.	28,783	1,499
	Rockwell Automation, Inc.	46,494	1,499
	Fastenal Co.	42,426	1,479
	The Dun & Bradstreet Corp.	18,294	1,412
	Masco Corp.	123,872	1,379
	Roper Industries Inc.	30,109	1,307
*	Delta Air Lines Inc.	102,297	1,172
*	Quanta Services, Inc.	58,580	1,160
	Textron, Inc.	83,186	1,154
	Pall Corp.	40,234	1,144
	Equifax, Inc.	43,023	1,141
*	Foster Wheeler Ltd.	48,336	1,130
	Ametek, Inc.	35,816	1,082
	Cintas Corp.	46,425	1,078
	Avery Dennison Corp.	32,219	1,055
	Robert Half International, Inc.	49,867	1,038
	Flowserve Corp.	19,305	994
	R.R. Donnelley & Sons Co.	70,459	957
*	Alliant Techsystems, Inc.	11,071	949
*	Covanta Holding Corp.	41,530	912
	Manpower Inc.	26,532	902
*	AMR Corp.	84,432	901
	KBR Inc.	57,050	867
	Joy Global Inc.	36,403	833
	Donaldson Co., Inc.	23,510	791
	Harsco Corp.	28,201	781
*	McDermott International, Inc.	76,662	757

6

			Market
			Value•
		Shares	($000)
*	FTI Consulting, Inc.	16,925	756
	Pentair, Inc.	31,354	742
	SPX Corp.	18,156	736
	Ryder System, Inc.	18,897	733
*	AGCO Corp.	30,614	722
	J.B. Hunt Transport
	Services, Inc.	27,265	716
*	Copart, Inc.	24,428	664
*	Kansas City Southern	30,436	580
*	Shaw Group, Inc.	27,901	571
*	Terex Corp.	32,489	563
*	SunPower Corp. Class A	13,008	481
	Bucyrus International, Inc.	25,096	465
*	Monster Worldwide Inc.	37,991	459
*	Navistar International Corp.	21,425	458
*	Owens Corning Inc.	25,962	449
*	SunPower Corp. Class B	14,088	429
	The Manitowoc Co., Inc.	43,733	379
*	Spirit Aerosystems
	Holdings Inc.	34,648	352
*	Hertz Global Holdings Inc.	49,292	250
*	USG Corp.	25,412	204
			311,920
Information Technology (15.3%)
	Microsoft Corp.	2,761,800	53,689
	International Business
	Machines Corp.	455,457	38,331
*	Cisco Systems, Inc.	1,985,348	32,361
	Hewlett-Packard Co.	828,901	30,081
	Intel Corp.	1,889,596	27,701
*	Apple Inc.	297,760	25,414
*	Google Inc.	80,344	24,718
*	Oracle Corp.	1,387,952	24,608
	QUALCOMM Inc.	551,587	19,763
	Visa Inc.	150,504	7,894
*	EMC Corp.	695,960	7,287
	Automatic Data
	Processing, Inc.	174,278	6,856
	Texas Instruments, Inc.	440,657	6,839
	Accenture Ltd.	202,168	6,629
*	Dell Inc.	611,358	6,260
*	Yahoo! Inc.	442,506	5,399
*	eBay Inc.	371,582	5,187
	Corning, Inc.	530,335	5,054
	Applied Materials, Inc.	455,609	4,615
	MasterCard, Inc. Class A	29,780	4,256
*	Symantec Corp.	282,079	3,814
*	Adobe Systems, Inc.	178,327	3,797
	Western Union Co.	244,991	3,513
	Motorola, Inc.	761,172	3,372
*	Juniper Networks, Inc.	182,709	3,199
	Paychex, Inc.	108,909	2,862
	CA, Inc.	139,264	2,581
	Tyco Electronics Ltd.	158,654	2,572

			Market
			Value•
		Shares	($000)
*	Broadcom Corp.	148,010	2,512
*	Intuit, Inc.	102,502	2,438
	Xerox Corp.	293,148	2,336
*	Fiserv, Inc.	55,171	2,007
*	Agilent Technologies, Inc.	120,760	1,887
	Analog Devices, Inc.	97,403	1,853
*	Computer Sciences Corp.	50,918	1,789
*	Cognizant Technology
	Solutions Corp.	97,827	1,767
*	McAfee Inc.	50,876	1,759
*	Activision Blizzard, Inc.	199,054	1,720
*	Electronic Arts Inc.	107,001	1,716
*	BMC Software, Inc.	63,758	1,716
	Harris Corp.	44,999	1,712
	Altera Corp.	101,083	1,689
	Xilinx, Inc.	92,928	1,656
	Linear Technology Corp.	74,346	1,644
*	NetApp, Inc.	109,856	1,535
*	Autodesk, Inc.	75,256	1,479
*	Citrix Systems, Inc.	61,251	1,444
*	NVIDIA Corp.	177,551	1,433
	Amphenol Corp.	59,470	1,426
*	Affiliated Computer
	Services, Inc. Class A	30,403	1,397
*	FLIR Systems, Inc.	44,437	1,363
	KLA-Tencor Corp.	58,218	1,269
*	VeriSign, Inc.	65,032	1,241
	Microchip Technology, Inc.	61,674	1,204
*	SAIC, Inc.	61,651	1,201
*	Marvell Technology
	Group Ltd.	172,831	1,153
*	salesforce.com, inc.	34,569	1,107
*	MEMC Electronic
	Materials, Inc.	75,683	1,081
*	Alliance Data Systems Corp.	22,709	1,057
	Fidelity National Information
	Services, Inc.	63,710	1,037
*	Sun Microsystems, Inc.	252,299	964
	Lender Processing
	Services, Inc.	31,888	939
*	Avnet, Inc.	50,547	920
*	LAM Research Corp.	42,103	896
*	Teradata Corp.	59,923	889
*	Synopsys, Inc.	47,884	887
	Global Payments Inc.	26,869	881
*	Trimble Navigation Ltd.	40,761	881
*	Akamai Technologies, Inc.	56,833	858
*	Western Digital Corp.	74,316	851
*	Red Hat, Inc.	64,268	850
*	Hewitt Associates, Inc.	29,514	838
*	Lexmark International, Inc.	29,558	795
	Total System Services, Inc.	56,595	792
*	NCR Corp.	55,106	779

7

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo
	International Inc.	11,502	775
	National
	Semiconductor Corp.	76,607	771
*	Arrow Electronics, Inc.	40,384	761
	Seagate Technology	164,436	728
*	SanDisk Corp.	75,814	728
*	Flextronics
	International Ltd.	281,942	722
*	LSI Corp.	216,200	711
*	Micron Technology, Inc.	256,541	677
*	Ingram Micro, Inc. Class A	50,265	673
*	Nuance
	Communications, Inc.	60,857	630
*	Dolby Laboratories Inc.	17,336	568
*	Tellabs, Inc.	125,921	519
*	DST Systems, Inc.	13,060	496
*	Advanced Micro
	Devices, Inc.	203,445	439
*	Novellus Systems, Inc.	33,324	411
	Jabil Circuit, Inc.	59,617	402
	Intersil Corp.	41,524	382
*	VMware Inc.	14,981	355
	Molex, Inc. Class A	25,238	327
*	Cadence Design
	Systems, Inc.	88,256	323
	Molex, Inc.	21,714	315
*	JDS Uniphase Corp.	72,389	264
			444,277
Materials (3.2%)
	Monsanto Co.	184,974	13,013
	E.I. du Pont de Nemours
	& Co.	303,247	7,672
	Praxair, Inc.	105,934	6,288
	Newmont Mining Corp.
	(Holding Co.)	147,720	6,012
	Nucor Corp.	106,455	4,918
	Dow Chemical Co.	310,899	4,692
	Air Products &
	Chemicals, Inc.	71,113	3,575
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	129,241	3,159
	Alcoa Inc.	273,694	3,082
	Ecolab, Inc.	80,074	2,815
	Rohm & Haas Co.	42,395	2,620
	Vulcan Materials Co.	37,021	2,576
	PPG Industries, Inc.	55,152	2,340
	Weyerhaeuser Co.	71,133	2,177
	The Mosaic Co.	52,205	1,806
	Sigma-Aldrich Corp.	42,349	1,789
	International Paper Co.	136,222	1,607
*	Owens-Illinois, Inc.	55,905	1,528
	United States Steel Corp.	39,452	1,468

			Market
			Value•
		Shares	($000)
^	Martin Marietta
	Materials, Inc.	13,943	1,354
	Ball Corp.	30,857	1,283
*	Pactiv Corp.	43,939	1,093
	FMC Corp.	23,891	1,069
*	Crown Holdings, Inc.	54,036	1,038
	Airgas, Inc.	24,934	972
	Cliffs Natural Resources Inc.	35,941	921
	CF Industries Holdings, Inc.	17,981	884
	Lubrizol Corp.	22,737	827
	Eastman Chemical Co.	25,778	817
	Bemis Co., Inc.	33,585	795
	Sealed Air Corp.	53,168	794
	Allegheny Technologies Inc.	30,453	778
	Sonoco Products Co.	33,189	769
	International Flavors &
	Fragrances, Inc.	23,799	707
	MeadWestvaco Corp.	57,562	644
	Steel Dynamics, Inc.	57,514	643
	Celanese Corp. Series A	50,055	622
	Albemarle Corp.	24,548	547
	Nalco Holding Co.	46,958	542
	Terra Industries, Inc.	30,786	513
	Commercial Metals Co.	38,424	456
	Reliance Steel &
	Aluminum Co.	22,138	441
	Titanium Metals Corp.	39,881	351
	AK Steel Holding Corp.	37,633	351
*	Domtar Corp.	173,993	291
	Ashland, Inc.	22,854	240
	Huntsman Corp.	53,369	184
			93,063
Telecommunication Services (3.7%)
	AT&T Inc.	1,980,624	56,448
	Verizon
	Communications Inc.	957,142	32,447
*	American Tower Corp.
	Class A	132,489	3,885
	Qwest Communications
	International Inc.	522,591	1,902
	Embarq Corp.	47,869	1,721
*	Sprint Nextel Corp.	931,821	1,705
*	Crown Castle
	International Corp.	91,328	1,606
	Windstream Corp.	147,679	1,359
*	MetroPCS
	Communications Inc.	70,432	1,046
*	NII Holdings Inc.	55,618	1,011
	Frontier
	Communications Corp.	106,102	927
	CenturyTel, Inc.	32,737	895
	Telephone & Data
	Systems, Inc.	17,727	563

8

			Market
			Value•
		Shares	($000)
*	Leap Wireless
	International, Inc.	18,561	499
	Telephone & Data
	Systems, Inc.–Special
	Common Shares	17,313	486
*	Level 3
	Communications, Inc.	521,418	365
*	U.S. Cellular Corp.	6,276	271
			107,136
Utilities (4.3%)
	Exelon Corp.	220,947	12,287
	Southern Co.	258,909	9,580
	Dominion Resources, Inc.	195,018	6,989
	FPL Group, Inc.	130,490	6,568
	Duke Energy Corp.	425,187	6,382
	Entergy Corp.	64,355	5,350
	Public Service Enterprise
	Group, Inc.	170,998	4,988
	FirstEnergy Corp.	102,437	4,976
	PG&E Corp.	122,435	4,739
	American Electric
	Power Co., Inc.	135,274	4,502
	PPL Corp.	125,969	3,866
	Consolidated Edison Inc.	91,886	3,577
	Sempra Energy	78,571	3,350
	Edison International	104,125	3,345
	Progress Energy, Inc.	83,696	3,335
	Xcel Energy, Inc.	144,661	2,683
	Ameren Corp.	70,517	2,345
	DTE Energy Co.	54,677	1,950
	Allegheny Energy, Inc.	56,738	1,921
	Questar Corp.	58,184	1,902
*	AES Corp.	226,431	1,866
*	NRG Energy, Inc.	75,202	1,755
	Wisconsin Energy Corp.	39,339	1,651
	Constellation Energy
	Group, Inc.	59,946	1,504
	Equitable Resources, Inc.	41,723	1,400
	CenterPoint Energy Inc.	109,026	1,376
	SCANA Corp.	37,233	1,326
	NSTAR	35,919	1,311
	Pepco Holdings, Inc.	72,842	1,294
	MDU Resources Group, Inc.	58,490	1,262
	Northeast Utilities	52,127	1,254
	Puget Energy, Inc.	43,491	1,186
*	Mirant Corp.	62,183	1,173

			Market
			Value•
		Shares	($000)
	Integrys Energy Group, Inc.	25,698	1,105
	Pinnacle West Capital Corp.	33,854	1,088
	Alliant Energy Corp.	37,017	1,080
	NiSource, Inc.	91,927	1,008
	ONEOK, Inc.	33,288	969
	TECO Energy, Inc.	71,524	883
	DPL Inc.	38,245	874
	NV Energy Inc.	78,706	778
	National Fuel Gas Co.	24,717	774
	CMS Energy Corp.	75,950	767
*	Reliant Energy, Inc.	116,097	671
	Energen Corp.	22,742	667
	American Water
	Works Co., Inc.	21,444	448
*	Dynegy, Inc.	167,767	336
			124,441
	Total Common Stocks
	(Cost $3,768,782)		2,885,781
	Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.8%)
2,3	Vanguard Market
	Liquidity Fund,
	1.378%	23,150,205	23,150

		Face
		Amount
		($000)
	U.S. Agency Obligation (0.1%)
4,5	Federal Home Loan
	Mortgage Corp.,
	0.200%, 5/6/09	2,000	1,999
	Total Temporary Cash Investments
	(Cost $25,149)		25,149
	Total Investments (100.5%)
	(Cost $3,793,931)		2,910,930
	Other Assets and Liabilities (-0.5%)
	Other Assets		26,478
	Liabilities[3]		(40,405)
			(13,927)
	Net Assets (100%)		2,897,003

9

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,840,555
Undistributed Net Investment Income	609
Accumulated Net Realized Losses	(61,479)
Unrealized Appreciation (Depreciation)
Investment Securities	(883,001)
Futures Contracts	319
Net Assets	2,897,003

Investor Shares—Net Assets
Applicable to 22,945,489 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	376,447
Net Asset Value Per Share—
Investor Shares	$16.41

Admiral Shares—Net Assets
Applicable to 12,393,225 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	254,228
Net Asset Value Per Share—
Admiral Shares	$20.51

Signal Shares—Net Assets
Applicable to 5,690,819 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	101,832
Net Asset Value Per Share—
Signal Shares	$17.89

Institutional Shares—Net Assets
Applicable to 2,453,713 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	207,156
Net Asset Value Per Share—
Institutional Shares	$84.43

ETF Shares—Net Assets
Applicable to 48,194,315 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,957,340
Net Asset Value Per Share—
ETF Shares	$40.61

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,952,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $3,215,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

10

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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F03070 022009

Vanguard® U.S. Stock Index Funds Total Stock Market Index Fund

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	9,511,958	591,549	0.7%
Comcast Corp. Class A	22,004,671	371,439	0.5%
The Walt Disney Co.	15,076,657	342,089	0.4%
Home Depot, Inc.	14,352,496	330,394	0.4%
Time Warner, Inc.	30,301,677	304,835	0.4%
† Consumer Discretionary—Other		5,434,210	6.6%
		7,374,516	9.0%
Consumer Staples
The Procter & Gamble Co.	24,924,071	1,540,806	1.9%
Wal-Mart Stores, Inc.	20,012,411	1,121,896	1.4%
The Coca-Cola Co.	17,594,532	796,504	1.0%
Philip Morris International Inc.	17,432,550	758,490	0.9%
PepsiCo, Inc.	13,240,276	725,170	0.9%
CVS Caremark Corp.	12,138,037	348,847	0.4%
Kraft Foods Inc.	12,307,558	330,458	0.4%
† Consumer Staples—Other		3,486,765	4.2%
		9,108,936	11.1%
Energy
ExxonMobil Corp.	43,927,801	3,506,756	4.3%
Chevron Corp.	17,375,518	1,285,267	1.6%
ConocoPhillips Co.	12,211,019	632,531	0.8%
Schlumberger Ltd.	10,145,707	429,468	0.5%
Occidental Petroleum Corp.	6,910,353	414,552	0.5%
† Energy—Other		3,646,773	4.4%
		9,915,347	12.1%
Financials
JPMorgan Chase & Co.	31,156,899	982,377	1.2%
Wells Fargo & Co.	29,784,536	878,048	1.1%

1

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Bank of America Corp.	42,709,977	601,356	0.8%
	U.S. Bancorp	14,733,235	368,478	0.5%
	Citigroup Inc.	46,054,752	309,027	0.4%
†	Financials—Other		8,959,006	10.8%
			12,098,292	14.8%
Health Care
	Johnson & Johnson	23,634,256	1,414,038	1.7%
	Pfizer Inc.	57,011,805	1,009,679	1.3%
	Abbott Laboratories	13,037,546	695,814	0.9%
	Merck & Co., Inc.	18,119,970	550,847	0.7%
*	Amgen Inc.	8,948,252	516,762	0.7%
	Wyeth	11,277,485	423,018	0.5%
*	Gilead Sciences, Inc.	7,780,317	397,885	0.5%
	Bristol-Myers Squibb Co.	16,742,429	389,261	0.5%
	Eli Lilly & Co.	8,654,221	348,505	0.4%
*	Genentech, Inc.	4,017,684	333,106	0.4%
	Medtronic, Inc.	9,520,815	299,144	0.4%
†	Health Care—Other		5,427,888	6.4%
			11,805,947	14.4%
Industrials
	General Electric Co.	88,768,218	1,438,045	1.8%
	United Technologies Corp.	7,748,246	415,306	0.5%
	3M Co.	5,616,274	323,160	0.4%
	United Parcel Service, Inc.	5,769,761	318,260	0.4%
†	Industrials—Other		6,808,983	8.2%
			9,303,754	11.3%
Information Technology
	Microsoft Corp.	69,496,756	1,351,017	1.7%
	International Business Machines Corp.	11,458,447	964,343	1.2%
*	Cisco Systems, Inc.	49,959,230	814,335	1.0%
	Hewlett-Packard Co.	20,857,817	756,930	0.9%
	Intel Corp.	47,547,604	697,048	0.9%
*	Apple Inc.	7,492,311	639,469	0.8%
*	Google Inc.	2,022,252	622,146	0.8%
*	Oracle Corp.	34,925,761	619,234	0.8%
	QUALCOMM Inc.	13,878,460	497,265	0.6%
†	Information Technology—Other		5,634,777	6.7%
			12,596,564	15.4%
Materials
	Monsanto Co.	4,651,744	327,250	0.4%
†	Materials—Other		2,382,915	2.9%
			2,710,165	3.3%
Telecommunication Services
	AT&T Inc.	49,839,526	1,420,426	1.8%
	Verizon Communications Inc.	24,084,510	816,465	1.0%
†	Telecommunication Services—Other		545,900	0.6%
			2,782,791	3.4%
Utilities
	Exelon Corp.	5,559,462	309,162	0.4%
†	Utilities—Other		3,267,698	4.0%
			3,576,860	4.4%
Total Common Stocks (Cost $104,538,428)			81,273,172	99.2%[1]

2

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	1.378%	1,105,723,733	1,105,724	1.4%

†U.S. Agency Obligation			74,969	0.1%
^Total Temporary Cash Investments (Cost $1,180,499)			1,180,693	1.5%[1]
Total Investments (Cost $105,718,927)			82,453,865	100.7%
Other Assets and Liabilities
Other Assets			712,005	0.8%
Liabilities[3]			(1,246,698)	(1.5%)
			(534,693)	(0.7%)
Net Assets			81,919,172	100.0%

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	109,784,047
Overdistributed Net Investment Income	(64,609)
Accumulated Net Realized Losses	(4,555,091)
Unrealized Appreciation (Depreciation)
Investment Securities	(23,265,062)
Futures Contracts	19,887
Net Assets	81,919,172

3

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,809,097,699 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,440,420
Net Asset Value Per Share—Investor Shares	$21.80

Admiral Shares—Net Assets
Applicable to 861,378,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,780,641
Net Asset Value Per Share—Admiral Shares	$21.80

Signal Shares—Net Assets
Applicable to 176,658,879 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,717,351
Net Asset Value Per Share—Signal Shares	$21.04

Institutional Shares—Net Assets
Applicable to 494,429,774 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,781,659
Net Asset Value Per Share—Institutional Shares	$21.81

ETF Shares—Net Assets
Applicable to 205,417,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,199,101
Net Asset Value Per Share—ETF Shares	$44.78

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	The total value of securities on loan is $484,561,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $527,743,000 of collateral received for securities on loan.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F850 022009

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (9.0%)
	McDonald’s Corp.	9,511,958	591,549
	Comcast Corp. Class A	22,004,671	371,439
	The Walt Disney Co.	15,076,657	342,089
	Home Depot, Inc.	14,352,496	330,394
	Time Warner, Inc.	30,301,677	304,835
	Lowe’s Cos., Inc.	12,381,650	266,453
	Target Corp.	6,227,084	215,021
	News Corp., Class A	18,652,240	169,549
	NIKE, Inc. Class B	3,167,519	161,543
*	Amazon.com, Inc.	2,702,914	138,605
	Yum! Brands, Inc.	3,966,942	124,959
*	DIRECTV Group, Inc.	5,164,925	118,328
	Staples, Inc.	5,938,899	106,425
	Johnson Controls, Inc.	5,026,312	91,278
	Carnival Corp.	3,697,864	89,932
*	Kohl’s Corp.	2,464,872	89,228
*	Apollo Group, Inc. Class A	1,137,052	87,121
	Best Buy Co., Inc.	2,961,508	83,248
*	Viacom Inc. Class B	4,344,566	82,807
	TJX Cos., Inc.	3,551,753	73,060
*	Liberty Media Corp.	4,170,441	72,899
	Omnicom Group Inc.	2,699,887	72,681
	H & R Block, Inc.	2,784,490	63,264
	The McGraw-Hill Cos., Inc.	2,686,591	62,302
*	Coach, Inc.	2,850,791	59,211
*	Starbucks Corp.	6,180,127	58,464
	The Gap, Inc.	4,287,510	57,410
*	Bed Bath & Beyond, Inc.	2,205,281	56,058
	Fortune Brands, Inc.	1,270,132	52,431
*	AutoZone Inc.	375,318	52,346
	Genuine Parts Co.	1,370,058	51,870
	Sherwin-Williams Co.	845,388	50,512
	Mattel, Inc.	3,051,924	48,831
	Marriott International, Inc. Class A	2,385,620	46,400
	Tim Hortons, Inc.	1,549,516	44,688
	VF Corp.	738,107	40,426
	CBS Corp.	4,813,152	39,420
	Macy’s Inc.	3,562,520	36,872
	J.C. Penney Co., Inc. (Holding Co.)	1,785,897	35,182
*,^	Ford Motor Co.	14,854,845	34,018
	Harley-Davidson, Inc.	1,992,266	33,809
	Ross Stores, Inc.	1,125,672	33,466
	Cablevision Systems NY Group Class A	1,979,432	33,334
*	O’Reilly Automotive, Inc.	1,077,421	33,120
*	Time Warner Cable, Inc.	1,525,960	32,732
*	Dollar Tree, Inc.	762,593	31,876
	Darden Restaurants Inc.	1,124,192	31,680
	Hasbro, Inc.	1,076,631	31,405
	DeVry, Inc.	544,327	31,250
*	ITT Educational Services, Inc.	328,671	31,217
	International Game Technology	2,518,491	29,945
	Family Dollar Stores, Inc.	1,125,267	29,336
*	GameStop Corp. Class A	1,317,840	28,544
	Starwood Hotels & Resorts Worldwide, Inc.	1,581,990	28,318

	Comcast Corp. Special Class A	1,725,663	27,869
	Advance Auto Parts, Inc.	811,808	27,317
	Limited Brands, Inc.	2,600,590	26,110
	Whirlpool Corp.	629,840	26,044
	Strayer Education, Inc.	120,999	25,943
	Tiffany & Co.	1,067,196	25,218
*	Toll Brothers, Inc.	1,144,241	24,521
*	Priceline.com, Inc.	313,194	23,067
	Newell Rubbermaid, Inc.	2,347,094	22,955
*,^	Sears Holdings Corp.	589,521	22,915
*,^	Wynn Resorts Ltd.	522,320	22,073
	Polo Ralph Lauren Corp.	479,107	21,756
	BorgWarner, Inc.	987,653	21,501
	Black & Decker Corp.	509,480	21,301
*	Mohawk Industries, Inc.	491,840	21,134
	Leggett & Platt, Inc.	1,364,345	20,724
	The Stanley Works	600,746	20,485
	Pulte Homes, Inc.	1,857,449	20,302
*	Liberty Global, Inc. Class A	1,268,168	20,189
	Washington Post Co. Class B	51,311	20,024
	PetSmart, Inc.	1,081,264	19,949
*	DISH Network Corp.	1,790,096	19,852
*	Liberty Global, Inc. Series C	1,302,023	19,765
	Burger King Holdings Inc.	803,441	19,186
	Snap-On Inc.	486,534	19,160
	Garmin Ltd.	968,315	18,563
	Nordstrom, Inc.	1,370,187	18,237
	D. R. Horton, Inc.	2,423,070	17,131
	Abercrombie & Fitch Co.	737,610	17,017
	Wendy’s/Arby’s Group, Inc.	3,391,422	16,754
	Scripps Networks Interactive	753,905	16,586
^	Royal Caribbean Cruises, Ltd.	1,177,059	16,185
*	Discovery Communications Inc. Class A	1,138,646	16,123
	Eastman Kodak Co.	2,445,914	16,094
*	Interpublic Group of Cos., Inc.	4,040,589	16,001
*	Discovery Communications Inc. Class C	1,190,431	15,940
*	NVR, Inc.	34,459	15,722
*	Las Vegas Sands Corp.	2,644,386	15,681
	Gannett Co., Inc.	1,940,709	15,526
*	Liberty Media Corp.-Interactive Series A	4,791,501	14,949
*	Urban Outfitters, Inc.	991,040	14,846
*,^	CarMax, Inc.	1,865,226	14,698
	American Eagle Outfitters, Inc.	1,569,845	14,694
*	DreamWorks Animation SKG, Inc.	581,209	14,681
*	Expedia, Inc.	1,659,043	13,671
*	Career Education Corp.	760,605	13,645
	John Wiley & Sons Class A	378,095	13,453
*	Marvel Entertainment, Inc.	433,917	13,343
*	Penn National Gaming, Inc.	617,486	13,202
	Autoliv, Inc.	611,520	13,123
*,^	Panera Bread Co.	247,760	12,943
	RadioShack Corp.	1,061,703	12,677
*,^	Netflix.com, Inc.	413,988	12,374
^	General Motors Corp.	3,845,903	12,307
*	LKQ Corp.	1,041,546	12,144
	Tupperware Brands Corp.	526,893	11,960
*	Corinthian Colleges, Inc.	725,948	11,884
	Virgin Media Inc.	2,372,950	11,841

*	The Goodyear Tire & Rubber Co.	1,941,116	11,588
*	WMS Industries, Inc.	425,557	11,447
*,^	MGM Mirage, Inc.	818,431	11,262
	Centex Corp.	1,050,685	11,179
*,^	AutoNation, Inc.	1,130,514	11,169
	Service Corp. International	2,185,191	10,860
	Gentex Corp.	1,208,054	10,667
*	Jack in the Box Inc.	482,512	10,659
*	Scientific Games Corp.	591,444	10,374
*	Dick’s Sporting Goods, Inc.	723,841	10,213
*	Hanesbrands Inc.	798,832	10,185
*	Tractor Supply Co.	277,796	10,040
*	Bally Technologies Inc.	417,179	10,025
*	Big Lots Inc.	691,515	10,020
*	Rent-A-Center, Inc.	564,522	9,964
	Wyndham Worldwide Corp.	1,511,830	9,902
	Foot Locker, Inc.	1,321,292	9,698

	Matthews International Corp.	263,009	9,647
	MDC Holdings, Inc.	315,024	9,545
	Aaron Rents, Inc.	352,860	9,393
*	Carter’s, Inc.	478,019	9,207
*	Aeropostale, Inc.	569,839	9,174
	Brinker International, Inc.	865,555	9,123
	Hillenbrand Inc.	531,856	8,871
	Choice Hotels International, Inc.	294,673	8,858
	KB Home	650,228	8,856
	Phillips-Van Heusen Corp.	438,752	8,832
	Weight Watchers International, Inc.	299,270	8,805
	Wolverine World Wide, Inc.	414,874	8,729
*	Chipotle Mexican Grill, Inc. Class B	148,819	8,526
	New York Times Co. Class A	1,159,682	8,500
*	Deckers Outdoor Corp.	105,810	8,451
*	Brink’s Home Security Holdings, Inc.	385,003	8,439
^	Polaris Industries, Inc.	276,934	7,934
	WABCO Holdings Inc.	500,138	7,897
	Interactive Data Corp.	318,280	7,849
	Harman International Industries, Inc.	468,919	7,845
*	The Warnaco Group, Inc.	392,480	7,704
*,^	Chipotle Mexican Grill, Inc.	124,018	7,687
*,^	Lamar Advertising Co. Class A	610,831	7,672
	Guess ?, Inc.	487,180	7,478
^	Pool Corp.	410,277	7,373
	Lennar Corp. Class A	831,155	7,206
*	Office Depot, Inc.	2,349,902	7,003
	International Speedway Corp.	238,429	6,850
	Regal Entertainment Group Class A	666,102	6,801
*	Jarden Corp.	586,685	6,747
*	Fossil, Inc.	403,200	6,733
*	The Gymboree Corp.	247,653	6,461
	Ryland Group, Inc.	365,184	6,453
*	Collective Brands, Inc.	547,642	6,418
*	Chico’s FAS, Inc.	1,497,130	6,258
*	Capella Education Co.	105,752	6,214
*,^	Vail Resorts Inc.	230,389	6,128
*	Sonic Corp.	491,053	5,976
	Williams-Sonoma, Inc.	759,462	5,969
*,^	Under Armour, Inc.	248,975	5,936

	Men’s Wearhouse, Inc.	420,738	5,697
*	Lions Gate Entertainment Corp.	998,735	5,493
	Meredith Corp.	320,437	5,486
*	The Cheesecake Factory Inc.	536,052	5,414
	Bob Evans Farms, Inc.	261,289	5,338
*	CEC Entertainment Inc.	219,180	5,315
^	Sotheby’s	571,959	5,085
*,^	Jos. A. Bank Clothiers, Inc.	192,089	5,023
*,^	Saks Inc.	1,145,896	5,019
*	Helen of Troy Ltd.	284,562	4,940
^	Columbia Sportswear Co.	138,807	4,910
	Barnes & Noble, Inc.	326,721	4,901
	Callaway Golf Co.	526,373	4,890
*	Liberty Media Corp.-Capital Series A	1,032,324	4,862
	Regis Corp.	333,476	4,845
*	The Dress Barn, Inc.	446,893	4,800
	Cracker Barrel Old Country Store Inc.	228,279	4,700
*	99 Cents Only Stores	429,786	4,698
	OfficeMax, Inc.	613,314	4,686
*	P.F. Chang’s China Bistro, Inc.	223,186	4,674
*	Iconix Brand Group Inc.	474,647	4,642
*	Morningstar, Inc.	130,350	4,627
*	Coinstar, Inc.	236,952	4,623
*	The Children’s Place Retail Stores, Inc.	210,074	4,554
*	Pinnacle Entertainment, Inc.	569,809	4,376
	Jackson Hewitt Tax Service Inc.	275,385	4,321
*	American Public Education, Inc.	116,054	4,316
^	NutriSystem, Inc.	291,009	4,246
	The Buckle, Inc.	194,212	4,238
	Jones Apparel Group, Inc.	716,342	4,198
*	JAKKS Pacific, Inc.	200,635	4,139
*	Timberland Co.	357,974	4,135
*	Hibbett Sports Inc.	262,876	4,130
	Cato Corp. Class A	271,049	4,093
*	Papa John’s International, Inc.	221,570	4,084
*,^	J. Crew Group, Inc.	332,059	4,051
	Thor Industries, Inc.	305,987	4,033
	News Corp., Class B	406,409	3,893
	CKE Restaurants Inc.	447,242	3,882
*	Fuel Systems Solutions, Inc.	115,901	3,797
*,^	Viacom Inc. Class A	187,325	3,769
	Fred’s, Inc.	345,269	3,715
	Scholastic Corp.	272,925	3,706
*	Gaylord Entertainment Co.	335,824	3,640
*,^	Life Time Fitness, Inc.	278,609	3,608
^	Tempur-Pedic International Inc.	506,088	3,588
*	Pre-Paid Legal Services, Inc.	95,573	3,564
*	Hot Topic, Inc.	380,762	3,530
	National CineMedia Inc.	345,597	3,504
*	Live Nation, Inc.	603,134	3,462
	Ethan Allen Interiors, Inc.	239,158	3,437
*	Exide Technologies	626,618	3,315
	Arbitron Inc.	248,215	3,296
*	Sally Beauty Co. Inc.	577,973	3,289
	Monro Muffler Brake, Inc.	127,577	3,253
*	Meritage Corp.	262,351	3,193
	Cooper Tire & Rubber Co.	513,887	3,166

*	Texas Roadhouse, Inc.	408,006	3,162
*	Skechers U.S.A., Inc.	242,443	3,108
*	Steven Madden, Ltd.	144,192	3,074
*	Steiner Leisure Ltd.	102,406	3,023
*	PetMed Express, Inc.	171,174	3,018
	Brown Shoe Co., Inc.	356,232	3,017
*	HSN, Inc.	411,920	2,995
	Brunswick Corp.	710,963	2,993
	American Greetings Corp. Class A	394,730	2,988
*	Buffalo Wild Wings Inc.	115,502	2,963
	Churchill Downs, Inc.	72,130	2,915
	Ameristar Casinos, Inc.	335,791	2,901
*	Charming Shoppes, Inc.	1,178,326	2,875
*	AnnTaylor Stores Corp.	489,596	2,825
	K-Swiss, Inc.	247,656	2,823
*	Universal Technical Institute Inc.	156,604	2,689
*	Sirius XM Radio Inc.	21,985,269	2,638
	Orient-Express Hotel Ltd.	342,677	2,625
	Genesco, Inc.	154,206	2,609
*,^	Blue Nile Inc.	105,767	2,590
	UniFirst Corp.	86,178	2,559
*	Jo-Ann Stores, Inc.	163,988	2,540
	Stage Stores, Inc.	304,774	2,514
	Harte-Hanks, Inc.	397,338	2,479
*	Standard Pacific Corp.	1,392,297	2,478
*	True Religion Apparel, Inc.	195,666	2,434
	The Marcus Corp.	145,763	2,366
	National Presto Industries, Inc.	30,656	2,361
*	Quiksilver, Inc.	1,234,734	2,272
*	thinkorswim Group, Inc.	403,994	2,270
	Stewart Enterprises, Inc. Class A	744,944	2,242
	Penske Automotive Group Inc.	279,656	2,148
*	Mediacom Communications Corp.	495,271	2,130
	Finish Line, Inc.	378,334	2,119
*	Domino’s Pizza, Inc.	442,534	2,084
*	The Wet Seal, Inc. Class A	692,066	2,055
*,^	DSW Inc. Class A	164,429	2,049
	Liz Claiborne, Inc.	786,257	2,044
*,^	Blockbuster Inc. Class A	1,600,943	2,017
*	Denny’s Corp.	1,009,988	2,010
*	Peet’s Coffee & Tea Inc.	86,409	2,009
^	Superior Industries International, Inc.	187,565	1,973
*	California Pizza Kitchen, Inc.	183,365	1,966
	Boyd Gaming Corp.	414,687	1,961
*	TRW Automotive Holdings Corp.	543,368	1,956
	Weyco Group, Inc.	57,665	1,906
*	Ticketmaster Entertainment Inc.	296,720	1,905
	Group 1 Automotive, Inc.	176,739	1,903
*,^	Drew Industries, Inc.	158,131	1,898
	Blyth, Inc.	241,185	1,891
	Dillard’s Inc.	468,157	1,859
*	Rentrak Corp.	155,678	1,835
*	K12 Inc.	97,712	1,832
*,^	Cabela’s Inc.	314,135	1,831
*	Coldwater Creek Inc.	642,059	1,830
^	Landry’s Restaurants, Inc.	156,076	1,810
*	Cox Radio, Inc.	297,603	1,789
	Lennar Corp. Class B	273,234	1,768

*	CTC Media, Inc.	362,805	1,741
*	Unifi, Inc.	601,723	1,697
*	America’s Car-Mart, Inc.	121,756	1,681
*	Red Robin Gourmet Burgers, Inc.	99,706	1,678
*,^	Lululemon Athletica, Inc.	211,592	1,678
	CKX, Inc.	456,672	1,676
	Christopher & Banks Corp.	297,529	1,666
	World Wrestling Entertainment, Inc.	148,399	1,644
*	Interval Leisure Group, Inc.	303,420	1,635
	ArvinMeritor, Inc.	573,457	1,634
	Speedway Motorsports, Inc.	101,296	1,632
*	Ascent Media Corp.	74,109	1,619
*	Clear Channel Outdoor Holdings, Inc. Class A	255,544	1,572
*	Midas Inc.	148,720	1,560
^	Winnebago Industries, Inc.	257,283	1,551
*	Lumber Liquidators, Inc.	146,800	1,550
	CBS Corp. Class A	187,325	1,544
*	Core-Mark Holding Co., Inc.	70,393	1,515
	Systemax Inc.	138,446	1,491
^	DineEquity, Inc.	128,871	1,490
*	Stamps.com Inc.	151,285	1,487
*	Cavco Industries, Inc.	55,249	1,486
	Cinemark Holdings Inc.	198,040	1,471
	Movado Group, Inc.	156,214	1,467
	The Pep Boys (Manny, Moe & Jack)	351,860	1,453
*	Steak n Shake Co.	243,706	1,450
*	Universal Electronics, Inc.	89,157	1,446
*	RCN Corp.	243,211	1,435
	bebe stores, inc.	188,277	1,406
*,^	Raser Technologies, Inc.	372,889	1,391
*	Monarch Casino & Resort, Inc.	117,878	1,373
*	Steinway Musical Instruments Inc.	75,253	1,318
	Stanley Furniture Co., Inc.	165,753	1,313
	Cherokee Inc.	75,661	1,313
*	Shuffle Master, Inc.	260,529	1,292
*,^	Overstock.com, Inc.	119,661	1,290
	Sinclair Broadcast Group, Inc.	412,686	1,279
	Journal Communications, Inc.	512,491	1,256
*	Sturm, Ruger & Co., Inc.	207,396	1,238
	Modine Manufacturing Co.	252,563	1,230
*	Knology, Inc.	234,228	1,209
*	Shutterfly, Inc.	170,017	1,188
*	Charlotte Russe Holding Inc.	181,641	1,179
	Carmike Cinemas, Inc.	321,978	1,175
*	drugstore.com, Inc.	940,106	1,166
*	BJ’s Restaurants Inc.	106,805	1,150
*	Dorman Products, Inc.	86,558	1,143
*	RC2 Corp.	105,565	1,126
*	Tenneco Automotive, Inc.	380,561	1,123
*	Maidenform Brands, Inc.	107,282	1,089
	CSS Industries, Inc.	61,065	1,083
*	The Princeton Review, Inc.	219,428	1,082
*,^	Volcom, Inc.	99,221	1,082
*,^	Zale Corp.	320,874	1,069
	Hearst-Argyle Television Inc.	175,466	1,063
*	Learning Tree International, Inc.	117,924	1,005
	Asbury Automotive Group, Inc.	218,377	998
*	Smith & Wesson Holding Corp.	437,051	992

*	Ulta Salon, Cosmetics & Fragrance, Inc.	118,510	981
*	Alloy, Inc.	231,836	981
*	Hovnanian Enterprises Inc. Class A	569,544	980
*	Leapfrog Enterprises, Inc.	279,195	977
	Oxford Industries, Inc.	105,094	922
*	Audiovox Corp.	183,839	921
*	Tween Brands, Inc.	206,675	893
	Ambassadors Group, Inc.	96,747	890
^	Haverty Furniture Cos., Inc.	94,958	886
	Spartan Motors, Inc.	185,944	879
	Furniture Brands International Inc.	396,145	875
	Big 5 Sporting Goods Corp.	167,487	873
*,^	Zumiez Inc.	116,392	867
*	Pacific Sunwear of California, Inc.	534,062	849
	Strattec Security Corp.	51,582	849
*	Perry Ellis International Corp.	133,406	846
	Fisher Communications, Inc.	40,877	844
*	Morgans Hotel Group	176,057	820
*	FGX International Holdings Ltd.	59,356	816
*	REX Stores Corp.	99,759	805
*	1-800-FLOWERS.COM, Inc.	210,260	803
*	Retail Ventures, Inc.	225,780	783
*	Russ Berrie and Co., Inc.	262,535	780
	Sealy Corp.	309,085	776
*	Orbitz Worldwide, Inc.	198,340	770
	Standard Motor Products, Inc.	222,247	769
	Warner Music Group Corp.	249,012	752
*	AFC Enterprises, Inc.	158,471	743
	E.W. Scripps Co. Class A	335,572	742
	Sonic Automotive, Inc.	185,368	738
	La-Z-Boy Inc.	337,607	733
*,^	Beazer Homes USA, Inc.	462,429	731
*	Outdoor Channel Holdings Inc.	97,130	728
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	855,130	727
*	Citi Trends Inc.	49,308	726
*	Stoneridge, Inc.	159,033	725
	Hooker Furniture Corp.	94,247	722
	Skyline Corp.	35,529	710
*,^	Martha Stewart Living Omnimedia, Inc.	271,787	707
	Marine Products Corp.	124,104	697
*	Playboy Enterprises, Inc. Class B	316,965	685
	American Axle & Manufacturing Holdings, Inc.	232,373	672
*	Gaiam, Inc.	143,140	661
	Heelys Inc.	282,118	640
	Arctic Cat, Inc.	133,319	639
*	Amerigon Inc.	194,729	635
	Kenneth Cole Productions, Inc.	86,903	615
*	hhgregg, Inc.	70,366	611
	AH Belo Corp.	276,742	603
*	dELiA*S, Inc.	272,013	598
*	Hawk Corp. Class A	35,144	583
	M/I Homes, Inc.	53,898	568
*	Daily Journal Corp.	16,429	563
*	iRobot Corp.	62,284	562
	Dover Downs Gaming & Entertainment, Inc.	176,190	560
*	Maxxam Inc.	40,462	546
*	Build-A-Bear-Workshop, Inc.	110,703	538
*	Luby’s, Inc.	120,681	506

*	G-III Apparel Group, Ltd.	79,083	505
*,^	American Apparel, Inc.	250,016	498
^	CPI Corp.	142,030	497
*	Dolan Media Co.	74,382	490
*	Famous Dave’s of America, Inc.	168,209	488
	Bassett Furniture Industries, Inc.	144,672	485
*,^	Conn’s, Inc.	56,748	481
*	Cumulus Media Inc.	190,445	474
*	Carriage Services, Inc.	233,907	470
*	Multimedia Games Inc.	193,582	461
^	Brookfield Homes Corp.	105,217	455
*	Rubio’s Restaurants, Inc.	126,717	452
*	Private Media Group, Inc.	366,589	451
*,^	Crocs, Inc.	361,351	448
^	Talbots Inc.	180,118	430
*	Mac-Gray Corp.	66,133	430
*	Shoe Carnival, Inc.	44,471	425
*,^	Krispy Kreme Doughnuts, Inc.	249,238	419
	O’Charley’s Inc.	203,105	406
*	Bluegreen Corp.	125,143	392
*	West Marine, Inc.	90,940	386
*	Destination Maternity Corp.	49,107	385
*	Great Wolf Resorts, Inc.	248,722	383
*	Morton’s Restaurant Group Inc.	133,881	383
	PRIMEDIA Inc.	176,268	383
*	New York & Co., Inc.	164,381	381
*	Kirkland’s, Inc.	141,488	375
*,^	Isle of Capri Casinos, Inc.	110,915	355
*	MTR Gaming Group Inc.	205,681	346
*	McCormick & Schmick’s Seafood Restaurants, Inc.	83,802	337
*	Town Sports International Holdings, Inc.	104,570	334
*	Red Lion Hotels Corp.	139,613	332
*	Cache, Inc.	163,302	330
*	Youbet.com, Inc.	373,015	325
*,^	MarineMax, Inc.	91,527	310
*,^	Empire Resorts Inc.	276,955	302
	Lakes Entertainment, Inc.	73,901	297
*	Reading International Inc. Class A	74,141	285
*	Lin TV Corp.	255,137	278
*	Visteon Corp.	781,591	274
*	Hayes Lemmerz International, Inc.	607,171	273
*	Harris Interactive Inc.	388,366	252
	Dover Motorsports, Inc.	187,304	244
*	Hallwood Group Inc.	7,400	243
*	Stein Mart, Inc.	210,108	237
*	Saga Communications, Inc.	137,462	227
*	Duckwall-ALCO Stores, Inc.	23,108	226
	Lithia Motors, Inc.	69,247	226
	Belo Corp. Class A	143,957	225
	Aaron Rents, Inc. Class A	10,125	222
*,^	Jamba Inc.	494,963	213
*	Trans World Entertainment Corp.	158,191	207
*	Pomeroy IT Solutions, Inc.	65,916	206
*,^	Premier Exhibitions Inc.	185,540	204
	Lifetime Brands, Inc.	55,386	196
*	Ruby Tuesday, Inc.	123,853	193
*	Hastings Entertainment, Inc.	110,957	192
	Johnson Outdoors Inc.	38,263	187

*	Carrols Restaurant Group Inc.	66,058	178
*	Nautilus Inc.	80,482	178
*,^	Gander Mountain Co.	68,721	160
*,^	Cost Plus, Inc.	170,645	160
*	Hollywood Media Corp.	159,336	159
*	New Motion, Inc.	137,081	158
*	Riviera Holdings Corp.	51,400	154
*	Blockbuster Inc. Class B	230,696	150
*	Benihana Inc. Class A	67,172	141
	Canterbury Park Holding Corp.	23,700	140
	Books-a-Million Inc.	54,238	138
*	Navarre Corp.	335,197	134
	Beasley Broadcast Group, Inc.	74,414	134
*	Pier 1 Imports Inc.	361,274	134
*	EDCI Holdings, Inc.	36,383	132
*	Valassis Communications, Inc.	99,740	132
*	Lodgian, Inc.	59,256	126
*	Century Casinos, Inc.	121,886	126
*	Design Within Reach Inc.	184,019	125
*	The Dixie Group, Inc.	80,217	123
*	Entravision Communications Corp.	77,431	121
*	Citadel Broadcasting Corp.	640,753	103
	Borders Group, Inc.	256,163	102
	Shiloh Industries, Inc.	32,722	98
^	Lee Enterprises, Inc.	236,170	97
*	Tuesday Morning Corp.	59,373	97
*	Interstate Hotels & Resorts, Inc.	140,111	97
*	Radio One, Inc. Class D	413,901	95
*	Emerson Radio Corp.	135,771	90
	Craftmade International, Inc.	49,016	85
*	Benihana Inc.	37,839	79
*	4Kids Entertainment Inc.	38,841	76
^	The McClatchy Co. Class A	89,659	72
*	A.C. Moore Arts & Crafts, Inc.	46,071	65
	Escalade, Inc.	85,042	64
*	Lazare Kaplan International, Inc.	15,258	64
*	Salem Communications Corp.	75,777	57
*	Joe’s Jeans, Inc.	157,620	55
*,^	Six Flags, Inc.	168,633	52
*	Tarrant Apparel Group, Inc.	89,701	49
	Cobra Electronics Corp.	43,655	46
*	Champion Enterprises, Inc.	79,900	45
^	Orleans Homebuilders, Inc.	37,570	44
*	Eddie Bauer Holding, Inc.	79,071	40
*	Fleetwood Enterprises, Inc.	357,891	36
*	R.H. Donnelley Corp.	93,800	35
*	Hovnanian Enterprises	19,300	33
*	Select Comfort Corp.	131,313	33
*	Spanish Broadcasting System, Inc.	320,397	31
*	DEI Holdings, Inc.	76,252	31
*,^	Charter Communications, Inc.	336,670	28
*	Nobel Learning Communities, Inc.	1,986	27
*	Nexstar Broadcasting Group, Inc.	52,253	27
	Bon-Ton Stores, Inc.	21,973	23
	Tandy Brands Accessories, Inc.	16,602	22
*	Sport Chalet, Inc. Class A	48,300	21
	Monaco Coach Corp.	30,002	15
*	WPT Enterprises Inc.	35,397	15

*	California Coastal Communities, Inc.	28,604	14
*	S&K Famous Brands Inc.	41,491	14
	Gray Television, Inc.	32,600	13
*	Fairchild Corp.	42,344	13
*	Palm Harbor Homes, Inc.	2,433	12
*	Casual Male Retail Group, Inc.	21,755	11
*	SPAR Group, Inc.	16,174	11
	Libbey, Inc.	7,100	9
*	Lear Corp.	5,401	8
	Noble International, Ltd.	17,007	7
*,^	Trump Entertainment Resorts, Inc.	41,222	7
*	Regent Communications, Inc.	58,200	5
	Media General, Inc. Class A	2,615	5
*	Emmis Communications, Inc.	6,535	2
*	ValueVision Media, Inc.	4,326	1
*,^	Source Interlink Cos., Inc.	8,923	1
*	Sport Chalet, Inc.	1,825	1
*,^	Gadzooks, Inc.	257,226	—
			7,374,516
Consumer Staples (11.1%)
	The Procter & Gamble Co.	24,924,071	1,540,806
	Wal-Mart Stores, Inc.	20,012,411	1,121,896
	The Coca-Cola Co.	17,594,532	796,504
	Philip Morris International Inc.	17,432,550	758,490
	PepsiCo, Inc.	13,240,276	725,170
	CVS Caremark Corp.	12,138,037	348,847
	Kraft Foods Inc.	12,307,558	330,458
	Colgate-Palmolive Co.	4,277,259	293,163
	Altria Group, Inc.	17,420,276	262,349
	Walgreen Co.	8,371,850	206,534
	Costco Wholesale Corp.	3,677,183	193,052
	Kimberly-Clark Corp.	3,511,687	185,206
	General Mills, Inc.	2,829,959	171,920
	Archer-Daniels-Midland Co.	4,904,384	141,393
	The Kroger Co.	5,264,259	139,029
	Sysco Corp.	5,094,006	116,857
	H.J. Heinz Co.	2,642,039	99,341
	Kellogg Co.	2,248,224	98,585
	Safeway, Inc.	3,683,764	87,563
	UST, Inc.	1,248,498	86,621
	Avon Products, Inc.	3,604,443	86,615
	Lorillard, Inc.	1,472,009	82,948
	The Clorox Co.	1,168,678	64,932
	ConAgra Foods, Inc.	3,834,469	63,269
	Reynolds American Inc.	1,488,125	59,986
	Sara Lee Corp.	5,983,519	58,579
	Campbell Soup Co.	1,887,202	56,635
	Bunge Ltd.	1,028,630	53,252
	Molson Coors Brewing Co. Class B	1,052,110	51,469
	The Hershey Co.	1,337,430	46,462
	J.M. Smucker Co.	998,549	43,297
*	Dr. Pepper Snapple Group, Inc.	2,149,677	34,932
	Church & Dwight, Inc.	563,927	31,648
	McCormick & Co., Inc.	984,941	31,380
	Coca-Cola Enterprises, Inc.	2,480,374	29,839
	Brown-Forman Corp. Class B	577,143	29,717
*	Ralcorp Holdings, Inc.	476,085	27,803
	The Estee Lauder Cos. Inc. Class A	888,607	27,511

	The Pepsi Bottling Group, Inc.	1,173,354	26,412
	SuperValu Inc.	1,798,540	26,259
*	Constellation Brands, Inc. Class A	1,642,228	25,898
*	Energizer Holdings, Inc.	469,132	25,399
*	Dean Foods Co.	1,291,888	23,215
	Tyson Foods, Inc.	2,451,766	21,477
*	Hansen Natural Corp.	626,142	20,995
	Hormel Foods Corp.	633,957	19,703
	Alberto-Culver Co.	743,470	18,222
	Corn Products International, Inc.	629,890	18,172
	Flowers Foods, Inc.	719,638	17,530
*	BJ’s Wholesale Club, Inc.	509,947	17,471
*	Smithfield Foods, Inc.	1,053,445	14,822
	Del Monte Foods Co.	1,672,788	11,944
^	Whole Foods Market, Inc.	1,189,561	11,229
	PepsiAmericas, Inc.	540,152	10,998
*,^	Chattem, Inc.	135,888	9,720
	Casey’s General Stores, Inc.	412,628	9,396
	Ruddick Corp.	327,841	9,065
	Herbalife Ltd.	407,852	8,842
*	Winn-Dixie Stores, Inc.	462,958	7,454
*	NBTY, Inc.	468,493	7,332
*	TreeHouse Foods Inc.	267,326	7,282
*	Central European Distribution Corp.	353,697	6,968
*	Hain Celestial Group, Inc.	347,311	6,630
	Universal Corp. (VA)	215,108	6,425
	Lancaster Colony Corp.	181,560	6,228
*	United Natural Foods, Inc.	349,037	6,220
*,^	Green Mountain Coffee Roasters, Inc.	143,845	5,567
*	Chiquita Brands International, Inc.	368,275	5,443
	Vector Group Ltd.	393,348	5,357
	Sanderson Farms, Inc.	151,974	5,252
	Nash-Finch Co.	116,197	5,216
	Lance, Inc.	211,436	4,850
^	Tootsie Roll Industries, Inc.	184,312	4,720
	Nu Skin Enterprises, Inc.	431,446	4,500
	J & J Snack Foods Corp.	115,035	4,127
*	Darling International, Inc.	703,058	3,860
*	The Pantry, Inc.	179,700	3,855
	Spartan Stores, Inc.	164,682	3,829
	WD-40 Co.	129,541	3,665
	Diamond Foods, Inc.	164,643	3,318
	Weis Markets, Inc.	89,353	3,005
*	Smart Balance Inc.	435,601	2,962
*	Prestige Brands Holdings Inc.	276,462	2,917
*,^	American Oriental Bioengineering, Inc.	419,245	2,847
*,^	USANA Health Sciences, Inc.	82,835	2,836
	PriceSmart, Inc.	129,493	2,675
*	Elizabeth Arden, Inc.	195,175	2,461
	The Andersons, Inc.	139,639	2,301
^	Cal-Maine Foods, Inc.	74,958	2,151
*	Alliance One International, Inc.	704,749	2,072
*	Bare Escentuals, Inc.	367,460	1,922
*	Boston Beer Co., Inc. Class A	65,288	1,854
*	The Great Atlantic & Pacific Tea Co., Inc.	279,023	1,749
*	Central Garden & Pet Co. Class A	278,018	1,640

	Village Super Market Inc. Class A	26,518	1,522
	Imperial Sugar Co.	103,812	1,489
	Ingles Markets, Inc.	80,604	1,418
*	Central Garden and Pet Co.	230,992	1,354
	Coca-Cola Bottling Co.	29,093	1,337
	Alico, Inc.	32,069	1,315
	B&G Foods Inc.	210,319	1,136
*,^	Rite Aid Corp.	3,637,106	1,128
	Arden Group Inc. Class A	8,202	1,033
*,^	Star Scientific, Inc.	266,827	1,022
	Oil-Dri Corp. of America	51,667	969
*,^	Lifeway Foods, Inc.	106,472	956
*	Nutraceutical International Corp.	123,091	947
	Farmer Brothers, Inc.	35,298	880
*	John B. Sanfilippo & Son, Inc.	158,467	854
*,^	Medifast, Inc.	136,948	757
*	Revlon, Inc.	112,539	751
	Tasty Baking Co. Class A	212,745	721
	Calavo Growers, Inc.	59,689	686
*	National Beverage Corp.	76,231	686
*	Physicians Formula Holdings, Inc.	235,100	656
^	Reliv International, Inc.	143,244	645
*	Schiff Nutrition International, Inc.	89,111	532
	Inter Parfums, Inc.	63,699	489
	Griffin Land & Nurseries, Inc.	12,715	469
*,^	Susser Holdings Corp.	32,374	430
^	Mannatech, Inc.	175,060	429
*	Omega Protein Corp.	102,395	411
*	Seneca Foods Corp.	16,890	353
*	Parlux Fragrances, Inc.	118,160	345
*	Zapata Corp.	40,800	246
*	Inventure Group, Inc.	136,975	223
	Reddy Ice Holdings, Inc.	136,494	197
*	American Dairy, Inc.	11,259	169
	MGP Ingredients, Inc.	54,774	37
*	Vermont Pure Holdings, Ltd.	33,000	23
*,^	Jones Soda Co.	7,049	2
*	iBioPharma Inc.	19,300	2
			9,108,936
Energy (12.1%)
	ExxonMobil Corp.	43,927,801	3,506,756
	Chevron Corp.	17,375,518	1,285,267
	ConocoPhillips Co.	12,211,019	632,531
	Schlumberger Ltd.	10,145,707	429,468
	Occidental Petroleum Corp.	6,910,353	414,552
	Devon Energy Corp.	3,575,596	234,952
	Apache Corp.	2,828,803	210,831
	XTO Energy, Inc.	4,645,938	163,862
	Marathon Oil Corp.	5,967,167	163,262
	Anadarko Petroleum Corp.	3,962,335	152,748
	EOG Resources, Inc.	2,104,573	140,122
	Halliburton Co.	7,417,252	134,846
	Hess Corp.	2,476,874	132,860
*	Transocean Ltd.	2,698,969	127,526
	Valero Energy Corp.	4,426,421	95,788
*	National Oilwell Varco Inc.	3,530,432	86,284
*	Southwestern Energy Co.	2,903,465	84,113
	Baker Hughes Inc.	2,607,814	83,633

	Spectra Energy Corp.	5,204,115	81,913
	Chesapeake Energy Corp.	4,659,920	75,351
	Noble Energy, Inc.	1,461,254	71,923
	Williams Cos., Inc.	4,879,786	70,659
	Murphy Oil Corp.	1,530,194	67,864
*	Weatherford International Ltd.	5,765,683	62,385
	Peabody Energy Corp.	2,300,522	52,337
	Noble Corp.	2,280,110	50,299
	El Paso Corp.	5,943,068	46,534
	Range Resources Corp.	1,312,468	45,136
*	Ultra Petroleum Corp.	1,293,716	44,646
	CONSOL Energy, Inc.	1,551,089	44,330
	Sunoco, Inc.	989,966	43,024
	Smith International, Inc.	1,851,806	42,388
*	Cameron International Corp.	1,841,582	37,752
	Diamond Offshore Drilling, Inc.	588,373	34,679
	ENSCO International, Inc.	1,215,163	34,498
*	Petrohawk Energy Corp.	2,097,307	32,781
	BJ Services Co.	2,495,284	29,120
*	Nabors Industries, Inc.	2,374,038	28,417
*	FMC Technologies Inc.	1,080,730	25,754
*	Pride International, Inc.	1,465,525	23,419
*	Kinder Morgan Management, LLC	584,585	23,372
*	Denbury Resources, Inc.	2,090,839	22,832
	Cabot Oil & Gas Corp.	876,027	22,777
*	Newfield Exploration Co.	1,120,657	22,133
*	Plains Exploration & Production Co.	912,985	21,218
	Helmerich & Payne, Inc.	891,508	20,282
	Arch Coal, Inc.	1,225,557	19,964
	Cimarex Energy Co.	703,338	18,835
*	Comstock Resources, Inc.	390,685	18,460
	Tidewater Inc.	414,785	16,703
	Pioneer Natural Resources Co.	1,017,836	16,469
	Tesoro Corp.	1,172,006	15,435
	Patterson-UTI Energy, Inc.	1,324,820	15,249
	Rowan Cos., Inc.	955,822	15,198
*	EXCO Resources, Inc.	1,516,750	13,742
*	Oceaneering International, Inc.	470,072	13,698
	Southern Union Co.	944,693	12,319
*	Dresser Rand Group, Inc.	710,498	12,256
*	Whiting Petroleum Corp.	359,524	12,030
*	Forest Oil Corp.	723,733	11,934
*	IHS Inc. Class A	310,422	11,616
*	Exterran Holdings, Inc.	532,196	11,336
*	SEACOR Holdings Inc.	168,947	11,260
	Core Laboratories N.V.	185,815	11,123
	Frontier Oil Corp.	878,882	11,100
*	Encore Acquisition Co.	431,921	11,023
*	Superior Energy Services, Inc.	688,559	10,969
*	Unit Corp.	402,437	10,753
	St. Mary Land & Exploration Co.	527,273	10,709
*	Concho Resources, Inc.	468,538	10,692
	Overseas Shipholding Group Inc.	245,779	10,350
	Massey Energy Co.	720,783	9,940
*	Alpha Natural Resources, Inc.	601,226	9,734
	Penn Virginia Corp.	357,165	9,279
*	Continental Resources, Inc.	433,491	8,978

	World Fuel Services Corp.	235,887	8,728
*	Arena Resources, Inc.	308,015	8,652
	Walter Industries, Inc.	474,932	8,316
*	Oil States International, Inc.	425,692	7,956
*	Atwood Oceanics, Inc.	491,800	7,515
*	CNX Gas Corp.	258,320	7,052
*	Mariner Energy Inc.	676,381	6,899
*	Contango Oil & Gas Co.	120,785	6,800
*	Goodrich Petroleum Corp.	224,997	6,739
	Holly Corp.	358,551	6,536
	CARBO Ceramics Inc.	179,381	6,373
*	Bristow Group, Inc.	236,386	6,333
*	Bill Barrett Corp.	271,230	5,731
*	SandRidge Energy, Inc.	922,038	5,671
	Foundation Coal Holdings, Inc.	389,104	5,455
*	Helix Energy Solutions Group, Inc.	742,372	5,375
*	Dril-Quip, Inc.	253,154	5,192
*	Quicksilver Resources, Inc.	868,938	4,840
*,^	USEC Inc.	1,060,086	4,760
	Atlas America, Inc.	318,365	4,728
*	General Maritime Corp.	437,195	4,722
*	Key Energy Services, Inc.	1,046,883	4,617
*	Swift Energy Co.	261,067	4,389
	Lufkin Industries, Inc.	126,314	4,358
*	Patriot Coal Corp.	665,124	4,157
*	McMoRan Exploration Co.	420,065	4,117
*	Gulfmark Offshore, Inc.	167,524	3,985
*	Carrizo Oil & Gas, Inc.	237,567	3,825
*	TETRA Technologies, Inc.	749,967	3,645
*	James River Coal Co.	237,626	3,643
*,^	Global Industries Ltd.	1,037,019	3,619
	W&T Offshore, Inc.	246,830	3,535
*	Hercules Offshore, Inc.	732,690	3,480
*	GMX Resources Inc.	136,823	3,464
*	Rosetta Resources, Inc.	464,219	3,287
*	Hornbeck Offshore Services, Inc.	197,366	3,225
*	Complete Production Services, Inc.	390,403	3,182
*	Vaalco Energy, Inc.	387,646	2,884
*	Stone Energy Corp.	253,409	2,793
*	Newpark Resources, Inc.	750,185	2,776
*,^	BPZ Energy, Inc.	425,360	2,722
*	Petroleum Development Corp.	112,927	2,718
*	Willbros Group, Inc.	318,456	2,697
*,^	Delta Petroleum Corp.	561,852	2,674
*	Parker Drilling Co.	899,420	2,608
*	PetroQuest Energy, Inc.	371,152	2,509
*	ION Geophysical Corp.	711,010	2,439
*,^	International Coal Group, Inc.	1,053,125	2,422
*	Pioneer Drilling Co.	421,200	2,346
	RPC Inc.	235,608	2,300
	Berry Petroleum Class A	298,250	2,255
*	Enbridge Energy Management LLC	91,855	2,246
	Precision Drilling Trust	258,727	2,171
*	Clayton Williams Energy, Inc.	46,312	2,104
*	NATCO Group Inc.	132,607	2,013
*	Matrix Service Co.	250,602	1,922
*	Cal Dive International, Inc.	286,484	1,865
	Gulf Island Fabrication, Inc.	126,325	1,820

*	Basic Energy Services Inc.	137,491	1,793
^	Western Refining, Inc.	213,523	1,657
	APCO Argentina Inc.	56,334	1,500
*	Harvest Natural Resources, Inc.	345,451	1,485
*,^	Oilsands Quest, Inc.	1,867,257	1,363
*	Bronco Drilling Co., Inc.	201,634	1,303
*	Dawson Geophysical Co.	68,869	1,227
*	Allis-Chalmers Energy Inc.	221,050	1,216
^	Alon USA Energy, Inc.	125,079	1,144
*	Brigham Exploration Co.	355,379	1,137
*	Superior Well Services, Inc.	113,231	1,132
*,^	Rentech, Inc.	1,661,217	1,130
*,^	Clean Energy Fuels Corp.	183,628	1,109
*	Tesco Corp.	152,152	1,086
*	Warren Resources Inc.	526,696	1,048
*	PHI Inc. Non-Voting Shares	73,329	1,027
*	Westmoreland Coal Co.	89,552	994
*	Double Eagle Petroleum Co.	120,329	845
*	Natural Gas Services Group	81,853	829
*	FX Energy, Inc.	268,600	749
*	Boots & Coots International Well Control, Inc.	634,665	749
	Panhandle Royalty Co.	41,355	744
*	T-3 Energy Services, Inc.	76,428	721
*	Credo Pete Corp.	83,315	702
*	Gulfport Energy Corp.	171,251	676
*,^	Toreador Resources Corp.	121,222	665
*	Endeavor International Corp.	1,295,046	648
*	CVR Energy, Inc.	159,215	637
*	ENGlobal Corp.	190,026	618
*	Parallel Petroleum Corp.	303,350	610
*	Trico Marine Services, Inc.	135,525	606
*	Veneco Inc.	213,079	577
*,^	SulphCo, Inc.	597,832	562
*,^	GeoGlobal Resources Inc.	340,071	544
	Delek US Holdings, Inc.	101,000	534
*	TXCO Resources Inc.	337,471	503
*	Union Drilling, Inc.	90,414	469
*	OYO Geospace Corp.	26,197	458
*	Syntroleum Corp.	842,927	455
*	Bolt Technology Corp.	65,211	454
*,^	Cheniere Energy, Inc.	151,776	433
*	Abraxas Petroleum Corp.	561,755	404
*,^	Pacific Ethanol, Inc.	907,372	399
*	Callon Petroleum Co.	143,642	373
*	Energy Partners, Ltd.	276,269	373
*	Gasco Energy Inc.	943,505	368
*	The Meridian Resource Corp.	633,127	361
*	RAM Energy Resources, Inc.	346,770	305
*,^	Verenium Corp.	337,139	297
*,^	Tri-Valley Corp.	157,282	283
	Barnwell Industries, Inc.	62,795	279
*	Kodiak Oil & Gas Corp.	900,216	279
*	ATP Oil & Gas Corp.	44,339	259
*,^	BMB Munai Inc.	177,427	247
*	Approach Resources Inc.	33,619	246
*	Mitcham Industries, Inc.	38,511	153
*	Ngas Resources Inc.	84,091	138
*	American Oil & Gas Inc.	154,760	124

	Houston American Energy Corp.	34,100	115
*	Rex Energy Corp.	37,421	110
*	Harken Energy Corp.	34,414	102
*	Cano Petroleum Inc.	227,791	100
*	Geomet, Inc.	52,296	90
*	Aventine Renewable Energy Holdings, Inc.	117,303	76
*,^	CanArgo Energy Corp.	1,068,229	64
	Crosstex Energy, Inc.	8,925	35
*	Geokinetics Inc.	13,371	33
*,^	Evergreen Energy, Inc.	111,824	32
*	Edge Petroleum Corp.	2,945	—
			9,915,347
Financials (14.8%)
	JPMorgan Chase & Co.	31,156,899	982,377
	Wells Fargo & Co.	29,784,536	878,048
	Bank of America Corp.	42,709,977	601,356
	U.S. Bancorp	14,733,235	368,478
	Citigroup Inc.	46,054,752	309,027
	The Goldman Sachs Group, Inc.	3,307,077	279,084
	Bank of New York Mellon Corp.	9,692,986	274,602
	MetLife, Inc.	6,616,417	230,648
	The Travelers Cos., Inc.	4,996,683	225,850
*	Berkshire Hathaway Inc. Class B	59,474	191,149
	AFLAC Inc.	4,027,838	184,636
	American Express Co.	8,826,036	163,723
	PNC Financial Services Group	3,312,684	162,322
	The Chubb Corp.	3,049,501	155,525
	Merrill Lynch & Co., Inc.	12,911,894	150,294
	Ace Ltd.	2,818,669	149,164
	State Street Corp.	3,651,797	143,625
	The Allstate Corp.	4,351,936	142,569
	Morgan Stanley	8,442,664	135,420
	Charles Schwab Corp.	8,284,078	133,954
	BB&T Corp.	4,648,594	127,650
	Prudential Financial, Inc.	3,594,873	108,781
	CME Group, Inc.	512,281	106,611
	Marsh & McLennan Cos., Inc.	4,337,849	105,280
	Capital One Financial Corp.	3,178,165	101,352
	Simon Property Group, Inc. REIT	1,903,635	101,140
	Wachovia Corp.	18,239,574	101,047
	Aon Corp.	2,115,562	96,639
	Franklin Resources Corp.	1,387,880	88,519
	Northern Trust Corp.	1,682,925	87,748
	Public Storage, Inc. REIT	1,074,114	85,392
	SunTrust Banks, Inc.	2,842,455	83,966
*	Berkshire Hathaway Inc. Class A	848	81,917
	Progressive Corp. of Ohio	5,431,732	80,444
	Loews Corp.	2,770,006	78,253
	T. Rowe Price Group Inc.	2,078,888	73,676
	Annaly Capital Management Inc. REIT	4,560,293	72,372
	Vornado Realty Trust REIT	1,172,695	70,772
	Equity Residential REIT	2,291,833	68,342
	Hudson City Bancorp, Inc.	3,957,032	63,154
	HCP, Inc. REIT	2,113,907	58,703
	Boston Properties, Inc. REIT	1,013,538	55,745
	Unum Group	2,926,440	54,432
	People’s United Financial Inc.	2,938,384	52,391

	Plum Creek Timber Co. Inc. REIT	1,447,481	50,286
	The Principal Financial Group, Inc.	2,191,545	49,463
	Invesco, Ltd.	3,272,510	47,255
	Regions Financial Corp.	5,884,021	46,837
	Ameriprise Financial, Inc.	1,836,539	42,902
	The Hartford Financial Services Group Inc.	2,551,731	41,899
	Lincoln National Corp.	2,174,435	40,966
	Ventas, Inc. REIT	1,208,734	40,577
	Everest Re Group, Ltd.	522,456	39,780
	Avalonbay Communities, Inc. REIT	651,854	39,489
*	IntercontinentalExchange Inc.	478,366	39,437
	W.R. Berkley Corp.	1,240,160	38,445
	Cincinnati Financial Corp.	1,305,333	37,946
	Fifth Third Bancorp	4,404,380	36,380
	KeyCorp	4,189,607	35,695
	Willis Group Holdings Ltd.	1,427,309	35,511
	Kimco Realty Corp. REIT	1,939,056	35,446
*	SLM Corp.	3,959,529	35,240
	Moody’s Corp.	1,752,615	35,210
	Discover Financial Services	3,653,341	34,816
	M & T Bank Corp.	605,823	34,780
	Health Care Inc. REIT	823,828	34,766
	Axis Capital Holdings Ltd.	1,165,317	33,934
	New York Community Bancorp, Inc.	2,769,011	33,117
	Torchmark Corp.	738,933	33,030
	American International Group, Inc.	20,510,862	32,202
	PartnerRe Ltd.	448,503	31,965
	Host Hotels & Resorts Inc. REIT	4,181,136	31,651
*	Leucadia National Corp.	1,577,903	31,242
	Federal Realty Investment Trust REIT	498,609	30,954
	NYSE Euronext	1,127,239	30,864
	ProLogis REIT	2,221,626	30,858
	Fidelity National Financial, Inc. Class A	1,705,036	30,264
	Assurant, Inc.	1,004,713	30,141
*	Nasdaq Stock Market Inc.	1,186,663	29,322
*	TD Ameritrade Holding Corp.	2,010,855	28,655
	Regency Centers Corp. REIT	592,138	27,653
	Marshall & Ilsley Corp.	1,976,930	26,965
*	Reinsurance Group of America, Inc.	609,899	26,116
	HCC Insurance Holdings, Inc.	972,844	26,024
	Legg Mason Inc.	1,187,313	26,014
	RenaissanceRe Holdings Ltd.	492,844	25,411
	Comerica, Inc.	1,274,796	25,305
*	Arch Capital Group Ltd.	356,217	24,971
	Commerce Bancshares, Inc.	546,348	24,012
*	Markel Corp.	79,413	23,744
	Nationwide Health Properties, Inc. REIT	821,481	23,593
	Cullen/Frost Bankers, Inc.	450,485	22,831
	Huntington Bancshares Inc.	2,945,832	22,565
	Zions Bancorp	909,284	22,287
	Old Republic International Corp.	1,855,486	22,117
	Valley National Bancorp	1,085,312	21,978
	Associated Banc-Corp.	1,027,530	21,506
	Brown & Brown, Inc.	1,015,778	21,230
	Rayonier Inc. REIT	667,413	20,923
	Arthur J. Gallagher & Co.	791,068	20,497
	Realty Income Corp. REIT	861,264	19,938
	Synovus Financial Corp.	2,383,874	19,786

	Eaton Vance Corp.	930,929	19,559
	AMB Property Corp. REIT	833,415	19,519
	First American Corp.	666,442	19,254
	Liberty Property Trust REIT	832,837	19,014
	Digital Realty Trust, Inc. REIT	578,773	19,013
*,^	The St. Joe Co.	781,014	18,994
	The Hanover Insurance Group Inc.	432,915	18,602
	White Mountains Insurance Group Inc.	69,055	18,445

	First Horizon National Corp.	1,741,352	18,406
	Bank of Hawaii Corp.	404,882	18,289
	SEI Investments Co.	1,139,996	17,909
	Senior Housing Properties Trust REIT	969,726	17,378
	StanCorp Financial Group, Inc.	415,687	17,363
	Aspen Insurance Holdings Ltd.	710,845	17,238
	City National Corp.	344,944	16,799
	Essex Property Trust, Inc. REIT	216,369	16,606
	Alexandria Real Estate Equities, Inc. REIT	272,880	16,466
	UDR, Inc. REIT	1,155,307	15,932
	First Niagara Financial Group, Inc.	943,858	15,262
	Platinum Underwriters Holdings, Ltd.	414,217	14,945
	Highwood Properties, Inc. REIT	538,411	14,731
	BancorpSouth, Inc.	629,939	14,715
	American Financial Group, Inc.	636,934	14,573
*	Affiliated Managers Group, Inc.	345,957	14,503
	Fulton Financial Corp.	1,484,178	14,278
*	Sovereign Bancorp, Inc.	4,776,878	14,235
*	ProAssurance Corp.	269,338	14,216
	Camden Property Trust REIT	451,169	14,140
	FirstMerit Corp.	684,140	14,086
	Raymond James Financial, Inc.	815,490	13,969
	CIT Group Inc.	3,074,366	13,958
	Duke Realty Corp. REIT	1,250,206	13,702
	Mack-Cali Realty Corp. REIT	557,352	13,655
	TCF Financial Corp.	997,512	13,626
	Jefferies Group, Inc.	964,367	13,559
	Allied World Assurance Holdings, Ltd.	333,078	13,523
	Weingarten Realty Investors REIT	643,609	13,316
	Corporate Office Properties Trust, Inc. REIT	432,317	13,272
	Endurance Specialty Holdings Ltd.	431,904	13,186
	Federated Investors, Inc.	773,518	13,119
*	Alleghany Corp.	45,911	12,947
	SL Green Realty Corp. REIT	493,489	12,781
	IPC Holdings Ltd.	423,876	12,674
	Wilmington Trust Corp.	569,825	12,673
	Odyssey Re Holdings Corp.	243,158	12,598
	Westamerica Bancorporation	246,008	12,583
	Montpelier Re Holdings Ltd.	740,338	12,430
	TFS Financial Corp.	959,344	12,376
	BRE Properties Inc. Class A REIT	434,549	12,159
	UMB Financial Corp.	243,245	11,953
	Washington REIT	420,464	11,899
	Hospitality Properties Trust REIT	799,055	11,882
*	Knight Capital Group, Inc. Class A	732,882	11,836
	Popular, Inc.	2,270,251	11,715
	United Bankshares, Inc.	350,612	11,647
	Susquehanna Bancshares, Inc.	727,519	11,575
^	The Macerich Co. REIT	634,767	11,527

	Healthcare Realty Trust Inc. REIT	490,893	11,526
	Astoria Financial Corp.	694,159	11,440
	Taubman Co. REIT	448,391	11,416
	National City Corp.	6,224,627	11,267
^	Apollo Investment Corp.	1,204,639	11,215
	Washington Federal Inc.	746,684	11,170
	Omega Healthcare Investors, Inc. REIT	696,745	11,127
	Home Properties, Inc. REIT	271,350	11,017
	Janus Capital Group Inc.	1,354,466	10,876
	NewAlliance Bancshares, Inc.	820,103	10,801
	National Retail Properties REIT	627,131	10,780
	Douglas Emmett, Inc. REIT	823,335	10,753
	Mercury General Corp.	233,520	10,740
	Waddell & Reed Financial, Inc.	694,155	10,732
	Erie Indemnity Co. Class A	282,507	10,631
*	MSCI, Inc.-Class A Shares	592,808	10,528
	Prosperity Bancshares, Inc.	353,423	10,458
	Genworth Financial Inc.	3,687,889	10,437
	Greenhill & Co., Inc.	148,400	10,354
	Selective Insurance Group	449,793	10,314
	Old National Bancorp	564,727	10,255
	International Bancshares Corp.	468,433	10,226
	Tanger Factory Outlet Centers, Inc. REIT	268,442	10,099
	Zenith National Insurance Corp.	316,619	9,996
	MFA Mortgage Investments, Inc. REIT	1,674,122	9,861
	F.N.B. Corp.	732,930	9,675
	Glacier Bancorp, Inc.	507,296	9,649
	XL Capital Ltd. Class A	2,588,990	9,579
	R.L.I. Corp.	154,802	9,468
	Kilroy Realty Corp. REIT	276,468	9,251
	Hancock Holding Co.	200,763	9,127
	Transatlantic Holdings, Inc.	224,841	9,007
	Trustmark Corp.	414,284	8,944
	National Penn Bancshares Inc.	610,767	8,862
*	Argo Group International Holdings	259,720	8,810
	Potlatch Corp. REIT	335,019	8,714
	Mid-America Apartment Communities, Inc. REIT	233,651	8,682
	Whitney Holdings Corp.	541,503	8,659
	East West Bancorp, Inc.	541,549	8,649
	Capitol Federal Financial	188,347	8,589
	Cathay General Bancorp	359,834	8,546
*	Signature Bank	294,945	8,462
*	Investment Technology Group, Inc.	370,386	8,415
*	Stifel Financial Corp.	183,121	8,396
	Apartment Investment & Management Co. Class A REIT	726,098	8,386
^	PrivateBancorp, Inc.	255,786	8,303
	Entertainment Properties Trust REIT	278,299	8,293
	First Midwest Bancorp, Inc.	411,774	8,223
	Protective Life Corp.	567,171	8,139
	BOK Financial Corp.	201,062	8,123
*	Conseco, Inc.	1,564,368	8,103
*	CB Richard Ellis Group, Inc.	1,857,216	8,023
	Hatteras Financial Corp. REIT	298,635	7,944
	BioMed Realty Trust, Inc. REIT	674,680	7,907
	First Commonwealth Financial Corp.	637,049	7,887
^	CapitalSource Inc. REIT	1,655,213	7,647
	Equity Lifestyle Properties, Inc. REIT	199,016	7,634

*,^	AmeriCredit Corp.	997,863	7,624
	Jones Lang LaSalle Inc.	275,122	7,621
	EastGroup Properties, Inc. REIT	212,131	7,548
	Franklin Street Properties Corp. REIT	509,557	7,516
	DCT Industrial Trust Inc. REIT	1,477,594	7,477
	First BanCorp Puerto Rico	666,435	7,424
	American Campus Communities, Inc. REIT	361,063	7,395
^	Umpqua Holdings Corp.	508,467	7,358
	NBT Bancorp, Inc.	261,449	7,310
	First Financial Bankshares, Inc.	132,228	7,300
*	SVB Financial Group	275,963	7,239
	Provident Financial Services Inc.	462,662	7,079
^	MBIA, Inc.	1,728,113	7,033
	S & T Bancorp, Inc.	197,846	7,024
	Fannie Mae	9,187,731	6,983
^	Park National Corp.	95,717	6,868
	Employers Holdings, Inc.	416,191	6,867
	Max Re Capital Ltd.	387,752	6,863
	Extra Space Storage Inc. REIT	658,785	6,799
	Cash America International Inc.	247,801	6,777
	Community Bank System, Inc.	277,121	6,759
	Sovran Self Storage, Inc. REIT	186,731	6,722
	Assured Guaranty Ltd.	581,892	6,634
	UCBH Holdings, Inc.	963,630	6,630
	HRPT Properties Trust REIT	1,955,830	6,591
	Inland Real Estate Corp. REIT	504,723	6,551
	Delphi Financial Group, Inc.	353,406	6,517
*	Piper Jaffray Cos., Inc.	163,321	6,494
	CVB Financial Corp.	535,814	6,376
	Unitrin, Inc.	399,808	6,373
*	Navigators Group, Inc.	115,012	6,315
	Pacific Capital Bancorp	373,845	6,311
	MB Financial, Inc.	222,974	6,232
	Post Properties, Inc. REIT	375,039	6,188
*	Interactive Brokers Group, Inc.	345,799	6,186
	TrustCo Bank NY	648,437	6,167
^	Equity One, Inc. REIT	347,544	6,152
	Webster Financial Corp.	445,073	6,133
	Infinity Property & Casualty Corp.	130,467	6,097
	IBERIABANK Corp.	124,923	5,996
	PacWest Bancorp	221,790	5,966
	National Health Investors REIT	215,380	5,908
	PS Business Parks, Inc. REIT	131,904	5,891
*,^	KBW Inc.	254,735	5,859
	Brandywine Realty Trust REIT	752,930	5,805
^	American Capital Ltd.	1,778,515	5,762
	Financial Federal Corp.	247,217	5,753
	First Citizens BancShares Class A	37,585	5,743
*	Investors Bancorp, Inc.	419,968	5,640
*	PHH Corp.	438,257	5,579
	Brookline Bancorp, Inc.	497,080	5,294
	Ares Capital Corp.	831,121	5,261
*,^	E*TRADE Financial Corp.	4,545,862	5,228
	WesBanco, Inc.	190,985	5,197
	Bank Mutual Corp.	450,237	5,196
	Harleysville National Corp.	355,751	5,137
	Capstead Mortgage Corp. REIT	476,792	5,135

	Developers Diversified Realty Corp. REIT	1,043,330	5,091
^	Cousins Properties, Inc. REIT	363,265	5,031
	United Fire & Casualty Co.	160,360	4,982
	DiamondRock Hospitality Co. REIT	974,919	4,943
	Tower Group, Inc.	173,193	4,886
	Investors Real Estate Trust REIT	451,004	4,830
	optionsXpress Holdings Inc.	359,852	4,808
	City Holding Co.	136,069	4,732
	Chemical Financial Corp.	166,429	4,640
*	EZCORP, Inc.	293,903	4,470
	Harleysville Group, Inc.	126,855	4,406
^	Allied Capital Corp.	1,624,098	4,369
	Provident New York Bancorp, Inc.	351,682	4,361
	Alexander’s, Inc. REIT	16,707	4,259
^	Colonial BancGroup, Inc.	2,039,566	4,222
	Community Trust Bancorp Inc.	112,787	4,145
	State Auto Financial Corp.	133,686	4,019
^	Freddie Mac	5,494,934	4,011
^	United Community Banks, Inc.	295,211	4,009
*	Hilltop Holdings Inc.	411,158	4,005
*,^	Portfolio Recovery Associates, Inc.	118,268	4,002
	Wintrust Financial Corp.	194,335	3,997
	American Physicians Capital, Inc.	83,106	3,997
	First Merchants Corp.	179,152	3,979
*	Amerisafe Inc.	192,000	3,942
	Saul Centers, Inc. REIT	99,516	3,931
	Castlepoint Holdings Ltd.	287,766	3,902
*	CNA Surety Corp.	202,520	3,888
*	First Cash Financial Services, Inc.	203,580	3,880
*,^	Citizens, Inc.	399,240	3,873
*	Ocwen Financial Corp.	417,812	3,836
^	Boston Private Financial Holdings, Inc.	558,615	3,821
	Anworth Mortgage Asset Corp. REIT	589,956	3,793
	Getty Realty Holding Corp. REIT	179,507	3,780
	Acadia Realty Trust REIT	263,407	3,759
*	Beneficial Mutual Bancorp, Inc.	333,545	3,752
	TriCo Bancshares	148,320	3,704
	Sterling Bancshares, Inc.	604,989	3,678
*	Pinnacle Financial Partners, Inc.	123,077	3,669
	Safety Insurance Group, Inc.	95,684	3,642
	SWS Group, Inc.	190,117	3,603
	LaSalle Hotel Properties REIT	320,392	3,540
	Forest City Enterprise Class A	527,890	3,537
^	First Busey Corp.	193,089	3,522
	First Source Corp.	148,463	3,508
	CBL & Associates Properties, Inc. REIT	539,280	3,505
	S.Y. Bancorp, Inc.	126,501	3,479
	TowneBank	139,391	3,456
	Suffolk Bancorp	95,439	3,429
	Dime Community Bancshares	257,137	3,420
	BlackRock Kelso Capital Corp.	345,240	3,404
	First Financial Corp. (IN)	82,446	3,379
	Citizens Banking Corp.	1,133,531	3,378
*	Texas Capital Bancshares, Inc.	252,043	3,367
	Chimera Investment Corp.	967,805	3,339
^	Ambac Financial Group, Inc.	2,538,040	3,299
	Medical Properties Trust Inc. REIT	519,305	3,277
	Colonial Properties Trust REIT	392,799	3,272

	Northwest Bancorp, Inc.	152,341	3,257
	Stewart Information Services Corp.	138,648	3,257
	Sandy Spring Bancorp, Inc.	148,520	3,242
^	Redwood Trust, Inc. REIT	216,751	3,232
*	LaBranche & Co. Inc.	669,223	3,206
	Sterling Financial Corp.	360,991	3,177
*	Enstar Group Ltd.	52,883	3,128
	First Financial Bancorp	245,658	3,044
	General Growth Properties Inc. REIT	2,316,567	2,988
	The Phoenix Cos., Inc.	898,340	2,938
	National Western Life Insurance Co. Class A	17,350	2,935
	Nelnet, Inc.	203,807	2,921
*	PICO Holdings, Inc.	109,760	2,917
	MGIC Investment Corp.	838,185	2,917
*	Riskmetrics Group Inc.	194,793	2,900
	Union Bankshares Corp.	116,591	2,891
	LTC Properties, Inc. REIT	142,187	2,884
	First Community Bancshares, Inc.	82,545	2,878
	Meadowbrook Insurance Group, Inc.	445,723	2,870
	The South Financial Group, Inc.	661,792	2,859
	Cedar Shopping Centers, Inc. REIT	394,314	2,792
	First Industrial Realty Trust REIT	369,437	2,789
	American Equity Investment Life Holding Co.	398,418	2,789
	Arrow Financial Corp.	110,384	2,775
	Simmons First National Corp.	94,079	2,773
	Horace Mann Educators Corp.	300,630	2,763
	Bank of the Ozarks, Inc.	92,655	2,746
	WSFS Financial Corp.	56,943	2,733
	Sterling Bancorp	193,444	2,714
*	Oritani Financial Corp.	160,732	2,708
	BancFirst Corp.	50,927	2,695
*	FPIC Insurance Group, Inc.	61,503	2,693
	Independent Bank Corp. (MA)	102,455	2,680
	Renasant Corp.	153,875	2,621
	Mainsource Financial Group, Inc.	168,100	2,606
*	Greenlight Capital Re. Ltd.	200,040	2,599
	Pennsylvania REIT	347,622	2,590
	Universal Health Realty Income REIT	78,559	2,585
	Sunstone Hotel Investors, Inc. REIT	417,395	2,584
	Tompkins Trustco, Inc.	44,375	2,572
*,^	Western Alliance Bancorp	253,933	2,562
	Lexington Realty Trust REIT	512,370	2,562
*	Forestar Real Estate Group, Inc.	262,948	2,503
*	Crawford & Co. Class B	169,329	2,462
	Home Bancshares Inc.	90,962	2,451
	StellarOne Corp.	144,946	2,450
	Essa Bancorp Inc.	171,597	2,425
	Republic Bancorp, Inc. Class A	88,801	2,415
^	iStar Financial Inc. REIT	1,074,441	2,396
*	Tejon Ranch Co.	96,788	2,395
	Sun Communities, Inc. REIT	165,636	2,319
	Kearny Financial Corp.	180,627	2,312
*	World Acceptance Corp.	116,885	2,310
	Univest Corp. of Pennsylvania	71,346	2,293
*,^	MF Global Ltd.	1,115,568	2,276
	West Bancorporation	184,751	2,263
	Central Pacific Financial Co.	225,229	2,261
	Capital Southwest Corp.	20,888	2,259
	Amtrust Financial Services Inc.	194,668	2,258

	Flagstone Reinsurance Holdings Ltd.	230,929	2,256
	Lakeland Bancorp, Inc.	200,214	2,254
	Westfield Financial, Inc.	217,822	2,248
	Columbia Banking System, Inc.	188,266	2,246
^	Capital City Bank Group, Inc.	81,842	2,229
	Peoples Bancorp, Inc.	114,956	2,199
	First Bancorp (NC)	119,785	2,198
	Nara Bancorp, Inc.	221,578	2,178
*	MarketAxess Holdings, Inc.	264,556	2,159
	Donegal Group Inc. Class A	128,387	2,153
*	Seabright Insurance Holdings, Inc.	183,257	2,151
*	TradeStation Group, Inc.	331,883	2,141
	First Financial Holdings, Inc.	104,334	2,112
	Prospect Energy Corp.	174,036	2,083
	Provident Bankshares Corp.	215,571	2,082
	Hercules Technology Growth Capital, Inc.	262,676	2,080
*	First Mercury Financial Corp.	145,681	2,077
	Parkway Properties Inc. REIT	113,986	2,052
^	NorthStar Realty Finance Corp. REIT	524,075	2,049
	Berkshire Hills Bancorp, Inc.	66,243	2,044
	Washington Trust Bancorp, Inc.	101,622	2,007
	Flushing Financial Corp.	166,846	1,995
	Lakeland Financial Corp.	83,137	1,980
*	FBR Capital Markets Corp.	404,432	1,966
	Abington Community Bancorp Inc.	211,930	1,960
	OneBeacon Insurance Group Ltd.	187,692	1,960
	SCBT Financial Corp.	56,504	1,949
	Consolidated-Tomoka Land Co.	50,050	1,911
	Mission West Properties Inc. REIT	248,691	1,902
	Compass Diversified Trust	167,656	1,886
^	Heartland Financial USA, Inc.	91,584	1,886
	Southside Bancshares, Inc.	80,017	1,880
	U-Store-It Trust REIT	420,995	1,873
	Clifton Savings Bancorp, Inc.	155,861	1,849
*	United America Indemnity, Ltd.	143,485	1,838
*	Sun Bancorp, Inc. (NJ)	239,893	1,797
	FBL Financial Group, Inc. Class A	115,141	1,779
*,^	Guaranty Financial Group, Inc.	677,477	1,768
	Gamco Investors Inc. Class A	64,550	1,764
	OceanFirst Financial Corp.	105,949	1,759
	BankFinancial Corp.	170,393	1,736
^	MVC Capital, Inc.	157,337	1,726
	Ames National Corp.	64,670	1,716
	Radian Group, Inc.	460,308	1,694
	Urstadt Biddle Properties Class A REIT	105,140	1,675
	Presidential Life Corp.	166,821	1,650
^	Old Second Bancorp, Inc.	141,862	1,646
^	Frontier Financial Corp.	374,528	1,633
*	Dollar Financial Corp.	158,372	1,631
	Peapack Gladstone Financial Corp.	61,065	1,627
^	Cascade Bancorp	237,531	1,603
*	Republic First Bancorp, Inc.	180,013	1,584
	Kite Realty Group Trust REIT	284,847	1,584
^	RAIT Financial Trust REIT	608,621	1,582
	Medallion Financial Corp.	207,388	1,582
	First Bancorp, Inc.	78,351	1,558
^	Life Partners Holdings	34,784	1,518
*	PMA Capital Corp. Class A	214,352	1,518

	EMC Insurance Group, Inc.	57,969	1,487
*	Virginia Commerce Bancorp, Inc.	287,465	1,486
^	Centerstate Banks of Florida	87,426	1,485
	Cardinal Financial Corp.	260,472	1,482
	Southwest Bancorp, Inc.	114,231	1,480
*	Guaranty Bancorp	739,922	1,480
	Monmouth Real Estate Investment Corp. REIT	210,332	1,472
	Camden National Corp.	53,844	1,453
*,^	CompuCredit Corp.	259,102	1,433
	Ameris Bancorp	120,242	1,425
	First Potomac REIT	153,125	1,424
	Oriental Financial Group Inc.	232,449	1,406
	Calamos Asset Management, Inc.	189,869	1,405
	BGC Partners, Inc.	508,008	1,402
	Student Loan Corp.	34,057	1,396
^	Anthracite Capital Inc. REIT	624,704	1,393
	Evercore Partners Inc.	110,100	1,375
	Associated Estates Realty Corp. REIT	149,964	1,369
^	BancTrust Financial Group, Inc.	90,844	1,341
	GFI Group Inc.	378,487	1,340
	Sanders Morris Harris Group Inc.	223,285	1,337
	Great Southern Bancorp, Inc.	115,968	1,327
	Smithtown Bancorp, Inc.	82,545	1,323
	First of Long Island Corp.	55,566	1,320
*	Penson Worldwide, Inc.	173,154	1,319
^	Wilshire Bancorp Inc.	144,985	1,316
	Cohen & Steers, Inc.	119,419	1,312
	National Bankshares, Inc.	67,117	1,304
	Ashford Hospitality Trust REIT	1,122,324	1,291
	Agree Realty Corp. REIT	70,129	1,271
	The PMI Group Inc.	649,260	1,266
	Gladstone Capital Corp.	155,289	1,256
	Northfield Bancorp, Inc.	108,897	1,225
	Banner Corp.	125,836	1,184
*	Meruelo Maddux Properties Inc.	930,944	1,154
	Danvers Bancorp, Inc.	85,294	1,140
	Bryn Mawr Bank Corp.	56,682	1,139
	Hanmi Financial Corp.	550,628	1,134
	TICC Capital Corp.	298,317	1,134
	NYMAGIC, Inc.	59,242	1,129
	Heritage Commerce Corp.	98,860	1,111
	NGP Capital Resources Co.	131,860	1,104
	German American Bancorp	96,595	1,100
	Capitol Bancorp Ltd.	138,217	1,078
^	Enterprise Financial Services Corp.	70,392	1,073
	American Land Lease, Inc. REIT	77,161	1,066
*	First Acceptance Corp.	359,413	1,042
	Resource Capital Corp. REIT	271,017	1,038
	Greene County Bancshares	76,085	1,030
	Patriot Capital Funding Inc.	281,538	1,025
^	American Capital Agency Corp. REIT	47,200	1,008
	First Financial Northwest, Inc.	107,693	1,006
	CoBiz Inc.	102,539	999
	West Coast Bancorp	151,355	997
	ViewPoint Financial Group	59,508	955
	Glimcher Realty Trust REIT	337,314	948
*	Thomas Weisel Partners Group, Inc.	197,821	934
	Financial Institutions, Inc.	64,601	927

	Shore Bancshares, Inc.	38,490	923
*,^	Community Bancorp	263,871	916
	One Liberty Properties, Inc. REIT	103,955	915
	Bancorp Rhode Island Inc.	43,068	913
*	Bank of Florida Corp.	214,370	903
	Baldwin & Lyons, Inc. Class B	48,673	885
*	eHealth, Inc.	66,129	878
	National Interstate Corp.	48,384	865
	Kansas City Life Insurance Co.	19,744	856
	Taylor Capital Group, Inc.	146,239	856
*	The Bancorp Inc.	227,048	851
	Kohlberg Capital Corp.	232,381	846
	Merchants Bancshares, Inc.	44,936	844
	Hersha Hospitality Trust REIT	279,841	840
	PremierWest Bancorp	125,436	839
	Care Investment Trust Inc.	106,401	829
^	Seacoast Banking Corp. of Florida	124,245	820
*	First Regional Bancorp	252,375	818
	Education Realty Trust, Inc. REIT	156,362	816
^	United Security Bancshares, Inc.	42,856	816
	Center Financial Corp.	131,668	812
*,^	The First Marblehead Corp.	627,232	809
^	Citizens & Northern Corp.	40,869	807
	U.S. Global Investors, Inc. Class A	162,160	793
	Gladstone Investment Corp.	160,267	787
	Farmers Capital Bank Corp.	31,699	774
	Pacific Mercantile Bancorp	155,791	763
*	Harris & Harris Group, Inc.	193,202	763
*	Pennsylvania Commerce Bancorp, Inc.	28,307	755
	Rome Bancorp, Inc.	86,343	751
	City Bank Lynnwood (WA)	144,249	750
	ESB Financial Corp.	69,236	744
*,^	Credit Acceptance Corp.	54,191	742
	First United Corp.	54,947	741
*	NewStar Financial, Inc.	181,654	725
*,^	Avatar Holding, Inc.	26,732	709
	Eastern Virginia Bankshares, Inc.	80,381	708
*	Encore Capital Group, Inc.	97,661	703
	LSB Corp.	95,020	703
	State Bancorp, Inc.	71,970	701
	TF Financial Corp.	36,316	701
*	Rewards Network Inc.	258,834	670
^	Corus Bankshares Inc.	601,200	667
^	BankAtlantic Bancorp, Inc. Class A	113,882	661
^	Arbor Realty Trust, Inc. REIT	223,680	660
	Winthrop Realty Trust REIT	60,830	659
	Amcore Financial, Inc.	178,510	646
	PMC Commercial Trust REIT	86,675	646
	Intervest Bancshares Corp.	161,607	645
^	Sierra Bancorp	30,695	645
	American National Bankshares Inc.	37,640	640
	Cogdell Spencer Inc. REIT	68,049	637
^	Macatawa Bank Corp.	183,544	637
*,^	Ladenburg Thalmann Financial Services, Inc.	877,990	632
	Ramco-Gershenson Properties Trust REIT	102,081	631
	CapLease, Inc. REIT	364,492	631

*	Asset Acceptance Capital Corp.	123,383	630
*	Tree.com, Inc.	236,688	615
*	Stratus Properties Inc.	49,372	615
	Westwood Holdings Group, Inc.	21,454	610
	Yadkin Valley Bank and Trust Co.	42,202	601
	Independent Bank Corp. (MI)	274,787	594
	Gladstone Commercial Corp. REIT	69,243	589
	Federal Agricultural Mortgage Corp. Class C	167,556	586
^	First South Bancorp, Inc.	46,602	585
	Heritage Financial Corp.	45,779	561
	Eastern Insurance Holdings, Inc.	67,700	544
	Indiana Community Bancorp	44,914	539
*	Reis, Inc.	107,478	537
	Urstadt Biddle Properties REIT	37,652	537
	Ameriserv Financial Inc.	267,532	532
	Firstbank Corp.	63,287	532
^	Preferred Bank	88,424	531
*	American Safety Insurance Holdings, Ltd.	39,148	517
	Alliance Bancorp, Inc. of Pennsylvania	68,209	512
	DuPont Fabros Technology Inc. REIT	245,665	509
	First Place Financial Corp.	128,138	491
	Center Bancorp, Inc.	59,802	489
	Thomas Properties Group, Inc.	188,310	488
	Citizens South Banking Corp.	78,500	470
	Anchor Bancorp Wisconsin Inc.	169,570	468
	Horizon Financial Corp.	98,115	465
	Mercantile Bank Corp.	106,988	460
	Kayne Anderson Energy Development Co.	61,200	460
	Comm Bancorp, Inc.	13,123	459
	Capital Bank Corp.	74,079	455
	BRT Realty Trust REIT	122,856	455
	K-Fed Bancorp	69,721	453
*	Broadpoint Securities Group	152,083	452
	Hawthorn Bancshares Inc.	26,069	449
	TIB Financial Corp.	99,825	434
	Penns Woods Bancorp, Inc.	18,790	433
	Cadence Financial Corp.	91,911	428
	UMH Properties, Inc. REIT	71,751	427
	Parkvale Financial Corp.	34,073	423
*	Maui Land & Pineapple Co., Inc.	31,383	421
	Fifth Street Finance Corp.	55,574	420
	Advanta Corp. Class B	199,218	416
	Middleburg Financial Corp.	29,501	415
	CFS Bancorp, Inc.	104,713	408
*	Irwin Financial Corp.	312,982	404
*,^	Waterstone Financial, Inc.	118,307	396
*,^	Flagstar Bancorp, Inc.	558,207	396
	LNB Bancorp, Inc.	74,555	394
	Jefferson Bancshares, Inc.	48,534	394
	Investors Title Co.	10,524	393
	Resource America, Inc.	98,256	393
	First M&F Corp.	48,052	387
	American Physicians Service Group, Inc.	17,957	386
	Roma Financial Corp.	30,606	385
	Ameriana Bancorp	68,107	380
	Pacific Continental Corp.	24,815	371
	PennantPark Investment Corp.	102,303	369

	Century Bancorp, Inc. Class A	23,412	369
	Codorus Valley Bancorp, Inc.	47,147	368
*,^	Superior Bancorp	111,538	354
	Midwest Banc Holdings, Inc.	244,158	342
	Nationwide Financial Services, Inc.	6,474	338
	Provident Financial Holdings, Inc.	73,034	330
	HopFed Bancorp, Inc.	29,361	323
	NewBridge Bancorp.	134,272	320
	Pulaski Financial Corp.	47,206	316
	MBT Financial Corp.	102,605	312
^	ASTA Funding, Inc.	113,904	310
	Commercial National Financial Corp.	21,300	309
*	Market Leader, Inc.	180,197	306
*	Cowen Group, Inc.	49,091	306
^	Capital Trust Class A REIT	83,399	300
	Diamond Hill Investment Group	4,584	298
	Bank of Granite Corp.	120,301	295
^	United Security Bancshares (CA)	24,920	289
	Cheviot Financial Corp.	44,479	286
	First Pactrust Bancorp	29,258	282
*	First Keystone Financial, Inc.	35,644	280
	Pamrapo Bancorp, Inc.	37,008	279
	Gramercy Capital Corp. REIT	215,446	276
	First Defiance Financial Corp.	35,248	272
^	Capital Corp. of the West	280,471	264
	Bank of Marin Bancorp	11,078	262
	Grubb & Ellis Co.	207,915	258
	Southern Community Financial Corp.	71,633	253
	Camco Financial Corp.	78,676	250
	Wainwright Bank & Trust Co.	41,184	242
	MutualFirst Financial Inc.	35,157	237
	ECB Bancorp, Inc.	14,795	237
	FNB Corp. (NC)	70,905	223
	Meta Financial Group, Inc.	24,707	222
	Royal Bancshares of Pennsylvania, Inc.	64,132	214
	First Federal Bancshares of Arkansas, Inc.	29,037	213
*,^	International Assets Holding Corp.	24,783	213
	Bridge Bancorp, Inc.	11,100	205
	HMN Financial, Inc.	48,817	204
*	Marlin Business Services Inc.	75,930	201
	VIST Financial Corp.	26,028	201
	Cascade Financial Corp.	36,979	200
	Vestin Realty Mortgage II, Inc.	63,593	200
	Horizon Bancorp Indiana	15,935	199
	Hingham Institution for Savings	7,900	198
	North Valley Bancorp	48,341	181
	Unity Bancorp, Inc.	45,911	179
	United Community Financial Corp.	198,347	179
	Integra Bank Corp.	130,184	178
	Norwood Financial Corp.	6,091	174
*,^	Ampal-American Israel Corp.	297,023	172
	Advanta Corp. Class A	148,321	172
	Wayne Savings Bancshares, Inc.	21,551	163
	WSB Holdings, Inc.	54,300	162
^	Security Bank Corp.	150,735	161
	First Security Group Inc.	34,271	158
	AmericanWest Bancorporation	212,775	157
^	W Holding Co., Inc.	15,203	157

	Independence Holding Co.	42,503	153
	Colony Bankcorp, Inc.	18,952	152
*,^	Primus Guaranty, Ltd.	122,894	140
	Atlantic Coast Federal Corp.	32,338	126
*	Friedman, Billings, Ramsey Group, Inc. REIT	737,367	125
*	Transcontinental Realty Investors, Inc. REIT	10,500	125
	Rockville Financial, Inc.	8,208	115
	Alliance Financial Corp.	4,800	114
	Federal Agricultural Mortgage Corp. Class A	38,986	113
	First State Bancorporation	67,158	111
	United Financial Bancorp, Inc.	6,663	101
*	American Independence Corp.	35,213	97
^	Habersham Bancorp	34,919	84
*	BCSB Bancorp, Inc.	9,610	84
*,^	First Mariner Bancorp, Inc.	108,962	79
	Beverly Hills Bancorp Inc.	223,265	78
^	Crescent Banking Co.	18,035	77
	TierOne Corp.	18,750	70
	Citizens First Bancorp, Inc.	32,429	68
	National Financial Partners Corp.	22,357	68
	Abigail Adams National Bancorp., Inc.	26,967	68
*	Consumer Portfolio Services, Inc.	142,596	56
^	Temecula Valley Bancorp, Inc.	59,006	56
^	Alesco Financial, Inc. REIT	119,475	53
	Northern States Financial Corp.	11,261	44
^	BankUnited Financial Corp.	206,025	35
*,^	First Federal Financial Corp.	19,995	35
	Rainier Pacific Financial Group Inc.	23,595	33
*	AMV Liquidating Trust	289,511	32
	PAB Bankshares, Inc.	7,294	32
*	Valley National Bankcorp Warrants Exp. 6/30/15	6,511	29
*,^	FX Real Estate and Entertainment Inc.	157,392	24
	FelCor Lodging Trust, Inc. REIT	12,703	23
	Strategic Hotels and Resorts, Inc. REIT	6,659	11
	California National Bancorp	1,132	7
	Maguire Properties, Inc. REIT	4,846	7
	Newcastle Investment Corp. REIT	4,610	4
	First Fed Bankshares Inc	550	1
*	RAM Holdings Ltd.	100	—
			12,098,292
Health Care (14.4%)
	Johnson & Johnson	23,634,256	1,414,038
	Pfizer Inc.	57,011,805	1,009,679
	Abbott Laboratories	13,037,546	695,814
	Merck & Co., Inc.	18,119,970	550,847
*	Amgen Inc.	8,948,252	516,762
	Wyeth	11,277,485	423,018
*	Gilead Sciences, Inc.	7,780,317	397,885
	Bristol-Myers Squibb Co.	16,742,429	389,261
	Eli Lilly & Co.	8,654,221	348,505
*	Genentech, Inc.	4,017,684	333,106
	Medtronic, Inc.	9,520,815	299,144
	Baxter International, Inc.	5,308,393	284,477
	UnitedHealth Group Inc.	10,298,157	273,931
	Schering-Plough Corp.	13,748,352	234,134
*	Celgene Corp.	3,847,120	212,669
*	WellPoint Inc.	4,324,756	182,202
*	Medco Health Solutions, Inc.	4,277,089	179,253

	Covidien Ltd.	4,244,248	153,812
*	Genzyme Corp.	2,272,675	150,837
	Becton, Dickinson & Co.	2,060,773	140,936
*	Thermo Fisher Scientific, Inc.	3,545,177	120,784
*	Biogen Idec Inc.	2,456,894	117,022
	Aetna Inc.	3,991,122	113,747
	Cardinal Health, Inc.	3,038,229	104,728
	Allergan, Inc.	2,576,722	103,893
	Stryker Corp.	2,441,190	97,526
*	Express Scripts Inc.	1,773,366	97,500
*	St. Jude Medical, Inc.	2,893,261	95,362
	McKesson Corp.	2,335,078	90,438
*	Boston Scientific Corp.	11,430,908	88,475
*	Zimmer Holdings, Inc.	1,907,015	77,082
	Quest Diagnostics, Inc.	1,403,926	72,878
	C.R. Bard, Inc.	840,243	70,799
*	Forest Laboratories, Inc.	2,579,871	65,709
*	Laboratory Corp. of America Holdings	940,646	60,587
*	Humana Inc.	1,430,346	53,323
	AmerisourceBergen Corp.	1,342,135	47,861
*,^	Cephalon, Inc.	575,398	44,329
*	DaVita, Inc.	883,688	43,804
*	Intuitive Surgical, Inc.	329,005	41,780
	CIGNA Corp.	2,328,592	39,237
*	Vertex Pharmaceuticals, Inc.	1,258,015	38,218
*	Varian Medical Systems, Inc.	1,058,724	37,098
*	Hospira, Inc.	1,351,775	36,255
	DENTSPLY International Inc.	1,196,236	33,782
*	Life Technologies Corp.	1,439,543	33,556
*	Waters Corp.	840,080	30,789
*	Hologic, Inc.	2,167,986	28,336
*	Henry Schein, Inc.	757,410	27,789
	Omnicare, Inc.	999,660	27,751
*,^	Illumina, Inc.	1,026,048	26,729
*	Endo Pharmaceuticals Holdings, Inc.	1,019,094	26,374
	Pharmaceutical Product Development, Inc.	908,189	26,347
*	Edwards Lifesciences Corp.	476,716	26,196
*	Myriad Genetics, Inc.	387,133	25,651
*,^	Mylan Inc.	2,577,146	25,488
*	Covance, Inc.	533,136	24,540
*	Millipore Corp.	468,407	24,132
*	ResMed Inc.	640,492	24,006
	IMS Health, Inc.	1,541,623	23,371
	Beckman Coulter, Inc.	526,968	23,155
*	Watson Pharmaceuticals, Inc.	841,925	22,370
*	Alexion Pharmaceuticals, Inc.	618,074	22,368
*	Cerner Corp.	581,135	22,345
*	King Pharmaceuticals, Inc.	2,089,948	22,195
	Perrigo Co.	671,186	21,686
	Techne Corp.	311,362	20,089
*	Gen-Probe Inc.	459,267	19,675
*	OSI Pharmaceuticals, Inc.	486,785	19,009
*	Coventry Health Care Inc.	1,257,527	18,712
*	IDEXX Laboratories, Inc.	504,478	18,202
*,^	Valeant Pharmaceuticals International	746,516	17,095
	Teleflex Inc.	335,926	16,830

*	Lincare Holdings, Inc.	623,670	16,795
*	Onyx Pharmaceuticals, Inc.	476,610	16,281
*	Immucor Inc.	597,093	15,871
*	Thoratec Corp.	465,376	15,120
*	BioMarin Pharmaceutical Inc.	847,907	15,093
*	Charles River Laboratories, Inc.	575,822	15,087
	Universal Health Services Class B	401,479	15,084
*	Patterson Companies, Inc.	770,636	14,449
*	VCA Antech, Inc.	713,683	14,188
	PerkinElmer, Inc.	1,016,716	14,143
*	Magellan Health Services, Inc.	344,073	13,474
*	AMERIGROUP Corp.	449,469	13,268
	Owens & Minor, Inc.	352,179	13,260
*	Psychiatric Solutions, Inc.	472,751	13,166
*	Amylin Pharmaceuticals, Inc.	1,166,356	12,655
*	Warner Chilcott Ltd.	851,312	12,344
*	Pediatrix Medical Group, Inc.	388,257	12,308
*	Masimo Corp.	408,774	12,194
*	Haemonetics Corp.	215,245	12,161
*	United Therapeutics Corp.	193,910	12,129
*	Bio-Rad Laboratories, Inc. Class A	158,669	11,949
	STERIS Corp.	499,888	11,942
*	Community Health Systems, Inc.	817,109	11,913
*	Inverness Medical Innovations, Inc.	629,828	11,910
*	Cubist Pharmaceuticals, Inc.	479,614	11,587
*	Isis Pharmaceuticals, Inc.	813,325	11,533
*	Nuvasive, Inc.	305,736	10,594
	West Pharmaceutical Services, Inc.	277,563	10,484
*	Sepracor Inc.	924,921	10,156
*	PSS World Medical, Inc.	529,329	9,962
*	Health Net Inc.	907,833	9,886
*	LifePoint Hospitals, Inc.	431,493	9,855
*	Regeneron Pharmaceuticals, Inc.	521,727	9,579
*	Auxilium Pharmaceuticals, Inc.	334,265	9,506
*,^	Amedisys Inc.	227,695	9,413
*	Sequenom, Inc.	458,420	9,095
*	Kinetic Concepts, Inc.	464,596	8,911
	Mentor Corp.	287,996	8,908
	Meridian Bioscience Inc.	341,186	8,690
*	HLTH Corp.	824,260	8,622
*	Alkermes, Inc.	800,069	8,521
	Martek Biosciences Corp.	280,735	8,509
*	Healthspring, Inc.	425,230	8,492
	Hill-Rom Holdings, Inc.	507,726	8,357
*	Varian, Inc.	249,220	8,351
*	HealthSouth Corp.	749,462	8,214
	Chemed Corp.	196,099	7,799
*	ViroPharma Inc.	592,249	7,711
*	Celera Corp.	685,989	7,635
*	Centene Corp.	368,925	7,272
*	Catalyst Health Solutions, Inc.	293,693	7,151
*	Luminex Corp.	333,485	7,123
*	Dionex Corp.	157,301	7,055
*	Alnylam Pharmaceuticals Inc.	279,594	6,914
*	Gentiva Health Services, Inc.	230,627	6,748
	Medicis Pharmaceutical Corp.	484,502	6,735

*	Wright Medical Group, Inc.	321,351	6,565
*	The Medicines Co.	442,477	6,518
*	HMS Holdings Corp.	203,031	6,400
	Cooper Cos., Inc.	386,106	6,332
	PDL BioPharma Inc.	1,023,464	6,325
*	AmSurg Corp.	270,659	6,317
*	Integra LifeSciences Holdings	176,638	6,283
*	Acorda Therapeutics Inc.	301,240	6,178
*,^	AthenaHealth Inc.	158,283	5,955
*	Eclipsys Corp.	418,125	5,933
	Datascope Corp.	113,402	5,924
*	CONMED Corp.	246,282	5,896
	Landauer, Inc.	78,701	5,769
*	Medarex, Inc.	1,031,561	5,756
*	American Medical Systems Holdings, Inc.	626,885	5,636
*	Exelixis, Inc.	1,056,164	5,302
*	AMAG Pharmaceuticals, Inc.	147,497	5,288
*	CV Therapeutics, Inc.	572,832	5,276
	Allscripts Healthcare Solutions, Inc.	523,300	5,191
*	Greatbatch, Inc.	195,085	5,162
*,^	Theravance, Inc.	408,873	5,066
*	Cepheid, Inc.	487,010	5,055
*	Xenoport Inc.	193,265	4,847
*	Seattle Genetics, Inc.	526,757	4,709
*	Tenet Healthcare Corp.	4,046,063	4,653
*	PAREXEL International Corp.	467,856	4,543
*	WellCare Health Plans Inc.	348,210	4,478
*	Merit Medical Systems, Inc.	247,537	4,438
*	LHC Group Inc.	120,306	4,331
	Invacare Corp.	276,782	4,296
*,^	Dendreon Corp.	926,130	4,242
*	Cyberonics, Inc.	255,677	4,237
*	PharMerica Corp.	268,099	4,201
*	Phase Forward Inc.	330,109	4,133
*	Volcano Corp.	264,393	3,966
*	Salix Pharmaceuticals, Ltd.	444,120	3,922
*	Halozyme Therapeutics Inc.	693,346	3,883
*	Questcor Pharmaceuticals, Inc.	417,023	3,882
*	Par Pharmaceutical Cos. Inc.	288,228	3,865
*	Align Technology, Inc.	434,845	3,805
*	Conceptus, Inc.	244,596	3,723
*	Abraxis BioScience	56,441	3,721
*	Nektar Therapeutics	659,051	3,664
*	Kendle International Inc.	135,998	3,498
*	Res-Care, Inc.	231,419	3,476
*	ABIOMED, Inc.	210,979	3,464
*	Allos Therapeutics Inc.	562,196	3,441
*	Kindred Healthcare, Inc.	254,980	3,320
*	SonoSite, Inc.	173,872	3,317
*	Health Management Associates Class A	1,830,819	3,277
*,^	InterMune Inc.	309,510	3,275
*	Advanced Medical Optics, Inc.	494,962	3,272
*	Quidel Corp.	249,720	3,264
*	Healthways, Inc.	283,444	3,254
*	Ligand Pharmaceuticals Inc. Class B	1,187,496	3,254
*	Arena Pharmaceuticals, Inc.	775,090	3,232

*	Zoll Medical Corp.	168,963	3,192
*	ICU Medical, Inc.	94,846	3,143
*	Hanger Orthopedic Group, Inc.	215,913	3,133
*,^	SurModics, Inc.	123,829	3,129
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	72,751	3,097
*	Savient Pharmaceuticals Inc.	528,155	3,058
*	Sun Healthcare Group Inc.	343,939	3,044
*	Momenta Pharmaceuticals, Inc.	260,373	3,020
*,^	Geron Corp.	644,651	3,011
*	ev3 Inc.	492,624	3,005
*	Progenics Pharmaceuticals, Inc.	289,281	2,982
	Analogic Corp.	108,436	2,958
	Computer Programs and Systems, Inc.	110,357	2,958
*	Universal American Corp.	333,214	2,939
*	Incyte Corp.	763,116	2,892
*	Natus Medical Inc.	220,785	2,859
*	inVentiv Health, Inc.	247,435	2,855
*	MedAssets, Inc.	193,405	2,824
*	Human Genome Sciences, Inc.	1,328,339	2,816
*	Bio-Reference Laboratories, Inc.	107,213	2,812
*	AngioDynamics, Inc.	201,413	2,757
*,^	Enzon Pharmaceuticals, Inc.	470,932	2,746
*	Cougar Biotechnology Inc.	104,580	2,719
*	Omnicell, Inc.	221,381	2,703
*	NPS Pharmaceuticals Inc.	432,486	2,686
*,^	Indevus Pharmaceuticals, Inc.	854,242	2,682
*	Rigel Pharmaceuticals, Inc.	328,143	2,625
*,^	MannKind Corp.	762,398	2,615
*,^	Medivation Inc.	179,175	2,611
*	eResearch Technology, Inc.	384,379	2,548
*	Albany Molecular Research, Inc.	261,116	2,543
*	AMN Healthcare Services, Inc.	291,033	2,462
*	IRIS International, Inc.	174,050	2,426
*	Odyssey Healthcare, Inc.	262,156	2,425
*	Cypress Bioscience, Inc.	349,232	2,389
*	Cross Country Healthcare, Inc.	270,861	2,381
*	Abaxis, Inc.	147,793	2,369
*	Neogen Corp.	94,557	2,362
*	Assisted Living Concepts Inc.	563,748	2,340
*	RehabCare Group, Inc.	154,153	2,337
*,^	Emeritus Corp.	231,043	2,317
	National Healthcare Corp.	43,898	2,223
*	Orthovita, Inc.	642,714	2,179
*	Pain Therapeutics, Inc.	366,418	2,169
*	Vivus, Inc.	407,055	2,166
*	Emergency Medical Services LP Class A	58,961	2,159
*	Nabi Biopharmaceuticals	634,996	2,127
*	CorVel Corp.	96,544	2,122
*	Somanetics Corp.	124,990	2,064
*	Bruker BioSciences Corp.	504,538	2,038
*	CryoLife Inc.	209,828	2,037
*	Rochester Medical Corp.	132,214	2,033
*	Matrixx Initiatives, Inc.	123,017	2,029
*	Cytokinetics, Inc.	707,530	2,016
*	Cantel Medical Corp.	136,048	1,996
*	Almost Family Inc.	44,100	1,984
*	Noven Pharmaceuticals, Inc.	179,900	1,979
*	Symmetry Medical Inc.	247,590	1,973

*	Alliance Imaging, Inc.	246,155	1,962
*	Durect Corp.	567,192	1,923
*	Facet Biotech Corp.	200,402	1,922
*	Idenix Pharmaceuticals Inc.	327,456	1,896
*	US Physical Therapy, Inc.	140,072	1,867
*	MWI Veterinary Supply Inc.	68,149	1,837
*,^	Stereotaxis Inc.	407,851	1,795
*	Genoptix, Inc.	52,208	1,779
*	Air Methods Corp.	111,040	1,776
*	Accuray Inc.	342,915	1,769
*	America Service Group Inc.	164,472	1,760
*,^	Osiris Therapeutics, Inc.	91,228	1,748
*	Synovis Life Technologies, Inc.	91,575	1,716
*	Neurocrine Biosciences, Inc.	530,723	1,698
*	Molina Healthcare Inc.	96,383	1,697
*	Lexicon Pharmaceuticals Inc.	1,208,400	1,692
*	Palomar Medical Technologies, Inc.	143,455	1,654
*	Skilled Healthcare Group Inc.	195,635	1,651
*	Orthofix International N.V.	105,744	1,621
*	Inspire Pharmaceuticals, Inc.	446,506	1,607
*,^	GTx, Inc.	94,941	1,599
*	Affymetrix, Inc.	532,716	1,593
*	Accelrys Inc.	364,048	1,587
*	Repligen Corp.	411,926	1,557
*	ATS Medical, Inc.	558,275	1,552
*	Pharmasset, Inc.	118,344	1,551
*	Exactech, Inc.	90,121	1,518
*	Genomic Health, Inc.	77,433	1,508
*,^	Novavax, Inc.	797,003	1,506
*	Maxygen Inc.	168,769	1,505
*	Nighthawk Radiology Holdings, Inc.	309,350	1,503
*	Insulet Corp.	193,991	1,498
*,^	BMP Sunstone Corp.	263,040	1,465
*	MedCath Corp.	135,569	1,415
*	OraSure Technologies, Inc.	371,267	1,366
*	Optimer Pharmaceuticals Inc.	112,373	1,361
*	ImmunoGen, Inc.	314,453	1,349
*,^	Synta Pharmaceuticals Corp.	219,979	1,346
*	Vital Images, Inc.	94,581	1,316
*	Kensey Nash Corp.	67,582	1,312
*,^	Pozen Inc.	258,818	1,304
*,^	StemCells, Inc.	952,851	1,296
*,^	Sangamo BioSciences, Inc.	371,565	1,293
*	Dyax Corp.	327,372	1,192
*,^	Discovery Laboratories, Inc.	1,053,042	1,179
*	Enzo Biochem, Inc.	239,491	1,171
*	I-Flow Corp.	243,886	1,171
*	Vascular Solutions, Inc.	128,522	1,159
*	Sirona Dental Systems Inc.	108,096	1,135
*	TomoTherapy, Inc.	473,672	1,127
*	Obagi Medical Products, Inc.	150,096	1,120
*	Cambrex Corp.	240,407	1,111
*,^	Metabolix Inc.	83,645	1,064
*	Aspect Medical Systems, Inc.	308,378	1,039
*,^	ArthroCare Corp.	216,197	1,031
*	NxStage Medical, Inc.	382,676	1,022
*	VNUS Medical Technologies, Inc.	62,540	1,014
*	Array BioPharma Inc.	249,381	1,010

*	Dexcom Inc.	363,042	1,002
*	Orexigen Therapeutics Inc.	177,420	990
*	Chindex International, Inc.	123,400	981
*	BioScrip Inc.	441,374	980
*	SuperGen, Inc.	503,546	962
*	Immunomedics Inc.	560,439	953
*	IPC The Hospitalist Co.	56,391	949
*	ArQule, Inc.	224,047	945
*	Hi-Tech Pharmacal Co., Inc.	168,968	936
*	Triple-S Management Corp.	81,337	935
*	XOMA Ltd.	1,507,184	934
*,^	Zymogenetics, Inc.	309,296	928
*	K-V Pharmaceutical Co. Class A	321,707	927
*	Medical Action Industries Inc.	92,462	925
	Young Innovations, Inc.	59,506	916
*	Alexza Pharmaceuticals, Inc.	284,976	903
*,^	Poniard Pharmaceuticals, Inc.	454,320	877
*	RTI Biologics, Inc.	305,779	844
*	Adolor Corp.	501,626	833
*	Five Star Quality Care, Inc.	540,802	827
*	Cutera, Inc.	92,440	820
*	American Dental Partners, Inc.	116,748	810
*	Celldex Therapeutics, Inc.	100,634	797
*	Santarus Inc.	506,995	796
*	Affymax Inc.	78,003	779
*	Allion Healthcare Inc.	187,078	771
*,^	Akorn, Inc.	330,427	760
*,^	Idera Pharmaceuticals, Inc.	95,544	734
*,^	MiddleBrook Pharmaceuticals Inc.	473,043	710
*	Endologix, Inc.	573,483	688
*	Spectranetics Corp.	261,471	682
*	DepoMed, Inc.	411,837	680
*,^	AspenBio Pharma, Inc.	108,861	672
*	HealthTronics Surgical Services, Inc.	294,229	662
*	STAAR Surgical Co.	276,576	658
*,^	RadNet, Inc.	193,022	647
*,^	Monogram Biosciences Inc.	244,698	636
*	Capital Senior Living Corp.	210,791	628
*	ARIAD Pharmaceuticals, Inc.	722,473	614
*,^	Biodel Inc.	125,832	607
	Psychemedics Corp.	92,927	600
*	Theragenics Corp.	507,866	594
*	Micrus Endovascular Corp.	51,071	593
*	Amicas, Inc.	343,233	573
*	Harvard Bioscience, Inc.	213,550	566
*	Cardiac Science Corp.	75,296	565
*	Caraco Pharmaceutical Laboratories, Ltd.	93,803	555
*	Senomyx, Inc.	198,113	553
*,^	Micromet, Inc.	125,981	549
*	Penwest Pharmaceuticals Co.	348,379	547
*,^	Emageon Inc.	280,649	519
*	Columbia Laboratories Inc.	406,673	516
*	Infinity Pharmaceuticals, Inc.	63,823	510
*,^	Peregrine Pharmaceuticals, Inc.	1,747,004	507
*	SciClone Pharmaceuticals, Inc.	658,199	487
*	BioLase Technology, Inc.	321,661	479
*	Life Sciences Research, Inc.	50,155	471

*	National Dentex Corp.	102,976	469
*	CPEX Pharmaceuticals, Inc.	47,290	461
	Utah Medical Products, Inc.	20,958	460
*	Cynosure Inc.	50,100	457
	Atrion Corp.	4,565	443
*	PDI, Inc.	107,404	431
*,^	AVI BioPharma, Inc.	654,511	431
	LCA-Vision Inc.	101,768	418
*	Emergent BioSolutions Inc.	15,900	415
*	Cadence Pharmaceuticals, Inc.	55,657	402
*,^	Hansen Medical Inc.	55,484	401
*	Continucare Corp.	184,921	390
*	Vical, Inc.	264,045	372
*,^	Clinical Data, Inc.	39,408	351
*	Allied Healthcare International Inc.	313,979	342
	Ensign Group Inc.	20,300	340
*,^	Arrowhead Research Corp.	358,422	337
*	Anika Resh Inc.	110,450	336
*	Icad Inc.	302,874	333
*,^	Opko Health, Inc.	204,106	331
*,^	BioCryst Pharmaceuticals, Inc.	232,393	318
*,^	Altus Pharmaceuticals, Inc.	593,089	314
*	Osteotech, Inc.	184,160	311
*,^	GenVec, Inc.	705,395	303
*	Strategic Diagnostics Inc.	328,955	293
*	BioSphere Medical Inc.	149,120	288
*	Cerus Corp.	409,092	286
*	Curis, Inc.	374,734	281
*,^	Aastrom Biosciences, Inc.	546,506	273
*	Rural/Metro Corp.	151,581	271
*,^	CombiMatrix Corp.	36,330	252
*,^	Javelin Pharmaceuticals, Inc.	199,534	249
*	Clarient, Inc.	151,318	247
	Daxor Corp.	15,600	240
*	Spectrum Pharmaceuticals Inc.	163,470	239
*,^	Generex Biotechnology Corp.	750,520	233
*	Genelabs Technologies, Inc.	176,821	228
*	Anadys Pharmaceuticals Inc.	132,765	208
*	Mediware Information Systems, Inc.	43,156	207
*	Corcept Therapeutics Inc.	189,853	196
	Trimeris, Inc.	144,435	192
*	Biomimetic Therapeutics, Inc.	20,636	190
*,^	Insmed Inc.	393,333	185
*	Lannett Co., Inc.	34,400	172
*	EPIX Pharmaceuticals Inc.	156,947	162
*	Sonic Innovations, Inc.	161,037	161
*	Caliper Life Sciences, Inc.	152,126	148
*	Avigen, Inc.	192,822	147
*	Animal Health International, Inc.	67,106	143
*	Telik, Inc.	361,828	137
*,^	Hythiam Inc.	348,637	136
*	NMT Medical, Inc.	133,618	127
*	DUSA Pharmaceuticals, Inc.	119,563	126
*	La Jolla Pharmaceutical Co.	211,944	123
*	RXi Pharmaceuticals Corp.	20,997	121
*	The Quigley Corp.	27,574	113

*,^	BioSante Pharmaceuticals, Inc.	108,792	111
*	Hemispherx Biopharma, Inc.	315,885	111
*,^	Vanda Parmaceuticals, Inc.	213,661	109
*	Orchid Cellmark, Inc.	164,663	109
*	Avanir Pharmaceuticals Class A	247,859	102
*	Ista Pharmaceuticals Inc.	131,112	94
*	Alphatec Holdings, Inc.	40,065	94
*,^	deCODE genetics, Inc.	505,497	94
*	PhotoMedex, Inc.	435,051	92
*,^	Hollis-Eden Pharmaceuticals, Inc.	128,424	87
*	Candela Corp.	160,009	85
*	ThermoGenesis Corp.	196,394	84
*	Repros Therapeutics, Inc.	7,976	84
*	Dynavax Technologies Corp.	98,455	83
*	Orthologic Corp.	195,946	82
*	Emisphere Technologies, Inc.	103,751	82
*	Hooper Holmes, Inc.	325,121	81
*	SRI/Surgical Express, Inc.	45,760	78
*	Nuvelo, Inc.	249,103	75
*	EntreMed, Inc.	395,759	63
*	Heska Corp.	244,014	61
*	GTC Biotherapeutics, Inc.	185,768	59
*,^	Antigenics, Inc.	115,635	55
*	Retractable Technologies, Inc.	63,034	54
*,^	Molecular Insight Pharmaceuticals, Inc.	12,300	53
*	SCOLR Pharma Inc.	82,225	52
*,^	Cell Genesys, Inc.	209,302	46
*	Targacept, Inc.	12,806	46
*	Insite Vision, Inc.	232,018	44
*	Combinatorx, Inc.	70,600	44
	Cytrx Corp.	136,600	42
*	NexMed, Inc.	316,001	42
*,^	Minrad International, Inc.	341,491	38
*,^	Nanogen, Inc.	255,983	36
*	Neose Technologies, Inc.	105,260	36
*	Digirad Corp.	57,873	34
*	IVAX Diagnostics, Inc.	61,215	32
	Brookdale Senior Living Inc.	5,091	28
*	Celsion Corp.	11,000	25
*	Providence Service Corp.	15,321	22
*	Pharmacyclics, Inc.	27,890	22
*	CuraGen Corp.	46,788	22
*	Acadia Pharmaceuticals Inc.	22,275	20
*	Northstar Neuroscience, Inc.	11,416	14
*,^	Hana Biosciences, Inc.	41,300	9
*	Panacos Pharmaceuticals Inc.	56,876	8
*	Acusphere, Inc.	103,950	7
*	Inhibitex Inc.	24,180	7
*	Sunrise Senior Living, Inc.	3,859	6
*	Neurobiological Technolgoies, Inc.	14,300	5
*	K-V Pharmaceutical Co. Class B	500	1
*	Oscient Pharmaceuticals Corp.	4,268	1
*	Neurogen Corp.	2,800	—
*	Palatin Technologies, Inc.	6	—
			11,805,947
Industrials (11.3%)
	General Electric Co.	88,768,218	1,438,045

	United Technologies Corp.	7,748,246	415,306
	3M Co.	5,616,274	323,160
	United Parcel Service, Inc.	5,769,761	318,260
	The Boeing Co.	5,947,540	253,782
	Emerson Electric Co.	6,562,740	240,262
	Lockheed Martin Corp.	2,849,329	239,572
	Caterpillar, Inc.	5,148,217	229,971
	Burlington Northern Santa Fe Corp.	2,913,017	220,545
	Union Pacific Corp.	4,306,189	205,836
	Honeywell International Inc.	5,981,140	196,361
	Raytheon Co.	3,506,124	178,953
	General Dynamics Corp.	2,855,853	164,469
	FedEx Corp.	2,500,532	160,409
	Norfolk Southern Corp.	3,174,158	149,344
	Deere & Co.	3,645,151	139,682
	Waste Management, Inc.	4,148,993	137,498
	Illinois Tool Works, Inc.	3,515,361	123,213
	Danaher Corp.	2,158,860	122,213
	Northrop Grumman Corp.	2,713,052	122,196
	CSX Corp.	3,448,902	111,986
	Tyco International, Ltd.	4,017,859	86,786
	PACCAR, Inc.	2,922,164	83,574
	C.H. Robinson Worldwide Inc.	1,438,278	79,148
	L-3 Communications Holdings, Inc.	1,027,982	75,845
	Republic Services, Inc. Class A	3,032,576	75,178
	Precision Castparts Corp.	1,179,896	70,180
	Fluor Corp.	1,515,670	68,008
	ITT Industries, Inc.	1,462,342	67,253
	Eaton Corp.	1,335,965	66,411
	Parker Hannifin Corp.	1,420,141	60,413
	Expeditors International of Washington, Inc.	1,803,177	59,992
	Southwest Airlines Co.	6,217,167	53,592
	Rockwell Collins, Inc.	1,348,944	52,730
	Dover Corp.	1,590,281	52,352
*	Jacobs Engineering Group Inc.	1,037,405	49,899
	Ingersoll-Rand Co.	2,699,215	46,831
*	First Solar, Inc.	338,482	46,697
	Pitney Bowes, Inc.	1,759,656	44,836
	Cummins Inc.	1,632,471	43,636
	W.W. Grainger, Inc.	549,228	43,301
	Cooper Industries, Inc. Class A	1,473,108	43,059
*	Iron Mountain, Inc.	1,622,517	40,125
	Goodrich Corp.	1,058,955	39,203
	Rockwell Automation, Inc.	1,172,902	37,814
*	Stericycle, Inc.	723,614	37,686
^	Fastenal Co.	1,067,964	37,219
	The Dun & Bradstreet Corp.	462,690	35,720
	Masco Corp.	3,124,522	34,776
	Roper Industries Inc.	759,233	32,958
*	Delta Air Lines Inc.	2,577,946	29,543
*	Quanta Services, Inc.	1,481,458	29,333
*	URS Corp.	716,651	29,218
	Textron, Inc.	2,105,119	29,198
	Pall Corp.	1,015,175	28,861
	Equifax, Inc.	1,088,001	28,854
*	Foster Wheeler Ltd.	1,223,075	28,595

	Ametek, Inc.	905,587	27,358
	Cintas Corp.	1,170,400	27,188
	Avery Dennison Corp.	811,676	26,566
	Robert Half International, Inc.	1,253,005	26,088
	Flowserve Corp.	486,142	25,036
	R.R. Donnelley & Sons Co.	1,776,833	24,129
*	Alliant Techsystems, Inc.	279,628	23,981
*	Covanta Holding Corp.	1,044,410	22,935
	Manpower Inc.	674,464	22,925
*	AMR Corp.	2,130,893	22,737
	KBR Inc.	1,440,906	21,902
	Joy Global Inc.	917,629	21,005
*	Waste Connections, Inc.	660,576	20,854
	Donaldson Co., Inc.	596,255	20,064
	Harsco Corp.	714,344	19,773
*	FTI Consulting, Inc.	429,712	19,200
*	McDermott International, Inc.	1,930,187	19,070
	Pentair, Inc.	798,326	18,896
	SPX Corp.	460,563	18,676
	Ryder System, Inc.	480,018	18,615
	Lincoln Electric Holdings, Inc.	363,784	18,528
*	AGCO Corp.	779,038	18,378
	J.B. Hunt Transport Services, Inc.	691,447	18,164
	Watson Wyatt & Co. Holdings	367,446	17,571
*	Corrections Corp. of America	1,060,620	17,352
*	Aecom Technology Corp.	564,428	17,345
	Landstar System, Inc.	449,140	17,260
	IDEX Corp.	701,580	16,943
*	Copart, Inc.	620,644	16,875
*	Continental Airlines, Inc. Class B	932,270	16,837
	Wabtec Corp.	391,797	15,574
*	Kansas City Southern	773,551	14,736
*	Shaw Group, Inc.	709,844	14,531
	Kennametal, Inc.	647,895	14,377
*	Terex Corp.	826,446	14,314
	MSC Industrial Direct Co., Inc. Class A	378,401	13,937
	The Timken Co.	696,793	13,678
	CLARCOR Inc.	410,836	13,632
	Hubbell Inc. Class B	409,302	13,376
	Lennox International Inc.	398,794	12,877
	GATX Corp.	415,041	12,854
*	Teledyne Technologies, Inc.	287,803	12,822
	Curtiss-Wright Corp.	380,375	12,701
*	EMCOR Group, Inc.	556,152	12,474
*,^	JetBlue Airways Corp.	1,728,850	12,275
*,^	SunPower Corp. Class A	330,876	12,242
*	Tetra Tech, Inc.	505,640	12,211
	Granite Construction Co.	276,554	12,149
	Graco, Inc.	508,555	12,068
*	Moog Inc.	329,228	12,040
	Acuity Brands, Inc.	344,257	12,018
*	Kirby Corp.	435,782	11,923
	Woodward Governor Co.	515,577	11,869
	UAL Corp.	1,072,979	11,824
	Bucyrus International, Inc.	634,550	11,752
*	Thomas & Betts Corp.	487,694	11,714
*	Monster Worldwide Inc.	964,601	11,662

*	Navistar International Corp.	541,873	11,585
*	Clean Harbors Inc.	180,107	11,426
*	Owens Corning Inc.	658,252	11,388
	Trinity Industries, Inc.	696,540	10,977
	UTI Worldwide, Inc.	759,647	10,893
*	SunPower Corp. Class B	357,051	10,869
	Carlisle Co., Inc.	519,255	10,749
	The Toro Co.	320,519	10,577
*	Gardner Denver Inc.	452,310	10,557
	Regal-Beloit Corp.	273,714	10,398
	Con-way, Inc.	390,267	10,381
	The Brink’s Co.	381,051	10,243
	Brady Corp. Class A	425,712	10,196
*,^	Energy Conversion Devices, Inc.	388,435	9,792
*	Orbital Sciences Corp.	499,354	9,752
*	Huron Consulting Group Inc.	168,016	9,622
	The Manitowoc Co., Inc.	1,108,947	9,603
*	Esterline Technologies Corp.	252,227	9,557
	Valmont Industries, Inc.	155,478	9,540
^	Simpson Manufacturing Co.	329,021	9,134
	Skywest, Inc.	488,804	9,092
*	ESCO Technologies Inc.	221,690	9,078
	Actuant Corp.	473,567	9,007
*	Spirit Aerosystems Holdings Inc.	879,177	8,941
*	Alaska Air Group, Inc.	304,941	8,920
	Alexander & Baldwin, Inc.	350,547	8,785
	Nordson Corp.	262,339	8,471
*	GrafTech International Ltd.	1,013,030	8,428
*	Hub Group, Inc.	316,195	8,389
	Heartland Express, Inc.	531,311	8,373
*	Genesee & Wyoming Inc. Class A	273,217	8,333
	Knight Transportation, Inc.	509,055	8,206
	Kaydon Corp.	236,237	8,115
	Watsco, Inc.	209,200	8,033
*	General Cable Corp.	451,039	7,979
	Mueller Industries Inc.	314,903	7,898
*	Geo Group Inc.	437,028	7,880
	Belden Inc.	367,657	7,677
*	TransDigm Group, Inc.	225,862	7,582
	Briggs & Stratton Corp.	422,244	7,427
	ABM Industries Inc.	386,636	7,365
	Crane Co.	407,830	7,031
	Rollins, Inc.	388,372	7,022
*	US Airways Group Inc.	895,185	6,920
*	WESCO International, Inc.	358,533	6,895
	Werner Enterprises, Inc.	395,404	6,856
*	Old Dominion Freight Line, Inc.	240,245	6,837
*	United Stationers, Inc.	198,621	6,652
*	Navigant Consulting, Inc.	414,952	6,585
*	BE Aerospace, Inc.	852,701	6,557
	Deluxe Corp.	435,836	6,520
	Otter Tail Corp.	278,850	6,506
	The Corporate Executive Board Co.	288,334	6,361
	Baldor Electric Co.	353,084	6,303
	Mine Safety Appliances Co.	260,891	6,238
*	AAR Corp.	338,447	6,231
	Arkansas Best Corp.	206,382	6,214
	Watts Water Technologies, Inc.	248,252	6,199

*	Hertz Global Holdings Inc.	1,217,435	6,172
	Herman Miller, Inc.	473,141	6,165
	Applied Industrial Technology, Inc.	324,766	6,145
	Forward Air Corp.	248,793	6,038
*	Resources Connection, Inc.	368,122	6,030
*	Hexcel Corp.	814,617	6,020
	Triumph Group, Inc.	141,284	5,999
*	MPS Group, Inc.	795,604	5,991
*,^	American Superconductor Corp.	350,616	5,719
	Barnes Group, Inc.	391,813	5,681
	Oshkosh Truck Corp.	638,069	5,672
	American Science & Engineering, Inc.	75,113	5,555
	Healthcare Services Group, Inc.	348,542	5,552
*	AirTran Holdings, Inc.	1,236,145	5,488
^	HNI Corp.	342,783	5,430
*	Sykes Enterprises, Inc.	281,898	5,390
*	Beacon Roofing Supply, Inc.	380,685	5,284
*	CoStar Group, Inc.	159,181	5,243
*	Perini Corp.	223,943	5,236
	Mueller Water Products, Inc.	618,799	5,223
*	USG Corp.	634,657	5,103
*	Allegiant Travel Co.	104,004	5,051
	A.O. Smith Corp.	168,098	4,962
*	Astec Industries, Inc.	155,361	4,867
*	Force Protection, Inc.	776,330	4,642
	Administaff, Inc.	207,974	4,501
*	Korn/Ferry International	390,568	4,460
*	Mastec Inc.	381,974	4,423
	Franklin Electric, Inc.	155,144	4,361
*	Axsys Technologies, Inc.	79,356	4,353
	Ameron International Corp.	68,278	4,296
*	Ceradyne, Inc.	209,949	4,264
	Armstrong Worldwide Industries, Inc.	196,340	4,245
*	Team, Inc.	148,650	4,118
*	United Rentals, Inc.	445,437	4,062
*	II-VI, Inc.	210,189	4,013
	Robbins & Myers, Inc.	248,086	4,012
*	Insituform Technologies Inc. Class A	203,503	4,007
	Cubic Corp.	147,239	4,005
*	School Specialty, Inc.	201,344	3,850
*	Layne Christensen Co.	160,167	3,846
*	CBIZ Inc.	443,815	3,839
	Kaman Corp. Class A	211,309	3,831
*	Griffon Corp.	408,233	3,809
*	EnPro Industries, Inc.	173,715	3,742
	Comfort Systems USA, Inc.	341,723	3,643
	CIRCOR International, Inc.	132,422	3,642
	McGrath RentCorp	170,030	3,632
*	TrueBlue, Inc.	378,745	3,625
	Tredegar Corp.	198,144	3,602
	Viad Corp.	144,866	3,584
*,^	Evergreen Solar, Inc.	1,111,305	3,545
*,^	The Middleby Corp.	129,914	3,543
*	Mobile Mini, Inc.	244,566	3,527
*,^	RSC Holdings Inc.	413,492	3,523
	Knoll, Inc.	389,785	3,516
	Gorman-Rupp Co.	111,921	3,483
	EnergySolutions	578,724	3,270

*	Republic Airways Holdings Inc.	306,126	3,266
	Universal Forest Products, Inc.	120,948	3,255
*	Blount International, Inc.	342,011	3,242
	Raven Industries, Inc.	133,577	3,219
	Genco Shipping and Trading Ltd.	215,931	3,196
*	EnerSys	286,547	3,152
	Seaboard Corp.	2,631	3,141
*	Aerovironment Inc.	85,274	3,139
*	L.B. Foster Co. Class A	100,202	3,134
*	Interline Brands, Inc.	291,993	3,104
	Pacer International, Inc.	296,966	3,097
	Albany International Corp.	240,720	3,081
	Badger Meter, Inc.	102,835	2,984
	G & K Services, Inc. Class A	147,214	2,977
*	The Advisory Board Co.	132,785	2,961
	Quanex Building Products Corp.	314,461	2,946
	Encore Wire Corp.	154,353	2,927
*	RBC Bearings Inc.	144,303	2,926
*	Dycom Industries, Inc.	345,301	2,838
*	Exponent, Inc.	93,489	2,812
^	Eagle Bulk Shipping Inc.	405,994	2,769
	Federal Signal Corp.	336,652	2,764
	Applied Signal Technology, Inc.	152,837	2,742
	Lindsay Manufacturing Co.	85,752	2,726
*,^	FuelCell Energy, Inc.	696,272	2,702
	Steelcase Inc.	476,672	2,679
	American Ecology Corp.	130,280	2,636
	Heidrick & Struggles International, Inc.	121,588	2,619
*	Michael Baker Corp.	70,390	2,598
*	Chart Industries, Inc.	242,545	2,578
*	DynCorp International Inc. Class A	166,108	2,520
*	GeoEye Inc.	129,633	2,493
*	Northwest Pipe Co.	58,194	2,480
*	ATC Technology Corp.	165,499	2,421
	Apogee Enterprises, Inc.	232,452	2,408
*	Colfax Corp.	231,508	2,405
	Kelly Services, Inc. Class A	182,728	2,377
*	Ultralife Corp.	176,784	2,371
	Gibraltar Industries Inc.	198,536	2,371
*	Taser International Inc.	440,579	2,326
*	Waste Services, Inc.	351,437	2,312
*	NCI Building Systems, Inc.	140,247	2,286
	Cascade Corp.	76,138	2,273
*	Innerworkings, Inc.	343,584	2,250
	Freightcar America Inc.	121,899	2,227
*	Atlas Air Worldwide Holdings, Inc.	116,725	2,206
	Met-Pro Corp.	165,006	2,198
*	Kforce Inc.	284,892	2,188
*	On Assignment, Inc.	383,435	2,174
*	American Reprographics Co.	314,231	2,168
*	Stanley Inc.	59,860	2,168
	AAON, Inc.	103,221	2,155
	Dynamic Materials Corp.	111,540	2,154
*	Celadon Group Inc.	250,986	2,141
*	Sterling Construction Co., Inc.	114,989	2,132
	HEICO Corp. Class A	71,106	2,059
*	Columbus McKinnon Corp.	150,227	2,051

	Titan International, Inc.	248,143	2,047
	HEICO Corp.	52,314	2,031
*	AZZ Inc.	80,396	2,018
*	Furmanite Corp.	373,841	2,015
*	Consolidated Graphics, Inc.	87,353	1,978
	Insteel Industries, Inc.	174,925	1,975
*	Altra Holdings Inc.	249,356	1,972
*	Hawaiian Holdings, Inc.	308,311	1,967
	Aceto Corp.	195,961	1,962
*	Cenveo Inc.	437,429	1,947
	Standex International Corp.	98,106	1,946
*	Marten Transport, Ltd.	102,382	1,941
*	GenCorp, Inc.	523,421	1,926
*	American Commercial Lines Inc.	389,910	1,911
	Interface, Inc.	396,649	1,840
*	Amerco, Inc.	52,902	1,827
*,^	Fuel-Tech N.V.	171,861	1,820
*	Rush Enterprises, Inc. Class A	211,536	1,813
*	Argon ST, Inc.	95,251	1,796
	Tennant Co.	115,606	1,780
*,^	Ener1, Inc.	247,768	1,772
	CDI Corp.	136,390	1,765
	Sun Hydraulics Corp.	93,602	1,763
*	CRA International Inc.	65,455	1,763
	Ennis, Inc.	145,483	1,762
*	Cornell Cos., Inc.	94,136	1,750
	Kimball International, Inc. Class B	195,782	1,686
*	Pike Electric Corp.	136,620	1,680
*,^	Odyssey Marine Exploration, Inc.	520,901	1,677
*	M&F Worldwide Corp.	108,453	1,676
	TAL International Group, Inc.	117,483	1,657
*	Kadant Inc.	119,827	1,615
	LSI Industries Inc.	228,457	1,570
*	Titan Machinery, Inc.	109,835	1,544
	Ducommun, Inc.	88,860	1,484
	Courier Corp.	81,559	1,460
	NACCO Industries, Inc. Class A	38,726	1,449
*,^	Capstone Turbine Corp.	1,722,926	1,447
*,^	Power-One, Inc.	1,192,338	1,419
*,^	YRC Worldwide, Inc.	490,901	1,409
*	H&E Equipment Services, Inc.	182,198	1,405
*	Standard Parking Corp.	71,948	1,391
	Houston Wire & Cable Co.	149,029	1,387
	Diamond Management and Technology Consultants,Inc.	328,779	1,384
	Aircastle Ltd.	289,490	1,384
*	Ladish Co., Inc.	98,714	1,367
^	American Woodmark Corp.	74,624	1,360
*	Tecumseh Products Co. Class A	141,261	1,353
	Ampco-Pittsburgh Corp.	59,860	1,299
*	La Barge, Inc.	88,160	1,265
	Lawson Products, Inc.	55,080	1,259
	Bowne & Co., Inc.	213,346	1,254
*	Spherion Corp.	560,610	1,239
*	LECG Corp.	183,446	1,231
*,^	Energy Recovery Inc.	158,665	1,203
*	Polypore International Inc.	156,728	1,185
	Great Lakes Dredge & Dock Co.	285,389	1,184

*,^	Microvision, Inc.	704,277	1,183
^	Mueller Water Products, Inc. Class A	140,670	1,182
*	Powell Industries, Inc.	40,712	1,181
	The Standard Register Co.	131,169	1,171
*,^	Valence Technology Inc.	629,706	1,146
*,^	EnerNOC Inc.	153,094	1,139
	International Shipholding Corp.	44,494	1,127
*	Lydall, Inc.	195,957	1,127
*	Volt Information Sciences Inc.	151,652	1,096
*	Herley Industries Inc.	89,203	1,095
*	Plug Power, Inc.	1,051,261	1,072
*	Saia, Inc.	98,611	1,071
*	Flow International Corp.	436,636	1,057
*	Miller Industries, Inc.	194,713	1,032
	Textainer Group Holdings Ltd.	95,396	1,011
*	Casella Waste Systems, Inc.	240,942	983
*	Kratos Defense & Security Inc.	696,783	975
*	Flanders Corp.	207,322	972
*	PRG-Schultz International, Inc.	235,336	960
*,^	Trex Co., Inc.	58,299	960
	Alamo Group, Inc.	63,982	957
	Frozen Food Express Industries, Inc.	168,130	955
*	Hill International Inc.	135,478	954
*	TurboChef Technologies, Inc.	193,757	951
	Quixote Corp.	143,744	934
*	3D Systems Corp.	115,564	918
*	TBS International Ltd.	90,051	903
*,^	Orion Energy Systems Inc.	166,330	900
	Multi-Color Corp.	56,828	899
	The Greenbrier Cos., Inc.	128,400	882
*	Acacia Research - Acacia Technologies	284,670	865
	Wabash National Corp.	191,460	862
*	Dynamex Inc.	57,866	854
*	GP Strategies Corp.	186,953	841
*	K-Tron International, Inc	10,448	835
*	USA Truck, Inc.	60,183	830
	Horizon Lines Inc.	231,424	808
*	Orion Marine Group, Inc.	82,440	796
*	Clearwater Paper Corp.	94,157	790
	Superior Uniform Group, Inc.	98,789	779
*	WCA Waste Corp.	309,970	778
*	Acco Brands Corp.	222,642	768
*	Duff & Phelps Corp.	39,982	764
*	Hudson Highland Group, Inc.	222,840	747
*	Willis Lease Finance Corp.	79,766	739
*	LMI Aerospace, Inc.	64,829	737
	Todd Shipyards Corp.	61,242	735
	Twin Disc, Inc.	106,321	733
	L.S. Starrett Co. Class A	45,283	729
	Graham Corp.	67,000	725
*	Rush Enterprises, Inc. Class B	88,165	722
	Barrett Business Services, Inc.	65,405	713
	Vicor Corp.	106,943	707
*	ICF International, Inc.	28,335	696
	Schawk, Inc.	58,992	676
	Omega Flex Inc.	31,471	659
	Innovative Solutions and Support, Inc.	165,548	654
*	Magnatek, Inc.	270,927	650
	Chase Corp.	57,297	647
*	PMFG Inc.	64,417	616

*,^	C & D Technologies, Inc.	195,968	613
*	The Allied Defense Group, Inc.	95,859	594
	Sauer-Danfoss, Inc.	67,171	588
	American Railcar Industries, Inc.	52,300	551
	Paragon Shipping, Inc.	112,678	535
*,^	China BAK Battery, Inc.	326,857	530
*	Integrated Electrical Services, Inc.	59,024	517
*	DXP Enterprises Inc	35,000	511
*	U.S. Home Systems, Inc.	191,499	496
*	Park-Ohio Holdings Corp.	74,609	460
*	Intersections Inc.	88,443	460
*	UQM Technologies, Inc.	355,462	444
*	P.A.M. Transportation Services, Inc.	61,408	430
	NN, Inc.	180,907	414
*	Hurco Cos., Inc.	33,989	408
*	Perma-Fix Environmental Services, Inc.	324,542	406
*,^	A-Power Energy Generation Systems Ltd.	93,152	401
*,^	Metalico, Inc.	256,102	397
*	First Advantage Corp. Class A	27,297	386
*	United Capital Corp.	21,238	385
*	Pinnacle Airlines Corp.	223,506	380
*	Quality Distribution Inc.	124,898	375
*,^	Bluelinx Holdings Inc.	196,332	371
*,^	Builders FirstSource, Inc.	235,308	360
*	Astronics Corp.	40,136	357
*,^	Advanced Battery Technologies Inc.	133,110	354
*	Raytheon Co. Warrants Exp. 6/16/11	19,938	317
*	PowerSecure International, Inc.	94,442	311
*	ICT Group, Inc.	66,560	305
*,^	AMREP Corp.	9,612	301
	Virco Manufacturing Corp.	150,640	294
*	TRC Cos., Inc.	151,355	294
*	APAC Teleservices, Inc.	236,289	286
	Hardinge, Inc.	69,189	280
*	COMSYS IT Partners Inc.	121,928	273
*	Fushi Copperweld, Inc.	51,686	272
	Macquarie Infrastructure Co. LLC	68,041	257
*,^	Protection One, Inc.	52,830	253
	Hubbell Inc. Class A	7,600	233
*	Nashua Corp.	43,876	230
*	Universal Truckload Services, Inc.	15,349	217
*	Dollar Thrifty Automotive Group, Inc.	195,594	213
*,^	Basin Water, Inc.	409,788	213
*	SL Industries, Inc.	20,500	180
	VSE Corp.	4,436	174
*,^	China Architectural Engineering Inc.	68,040	167
*	TriMas Corp.	115,190	159
*	Xerium Technologies Inc.	226,723	150
*	Innotrac Corp.	73,631	136
*	Paragon Technologies, Inc.	46,135	130
*	Active Power, Inc.	386,650	124
*	Patriot Transportation Holding, Inc.	1,636	115
*,^	Applied Energetics, Inc.	287,190	92
*,^	Ascent Solar Technologies, Inc.	23,382	88
*,^	Medis Technology Ltd.	188,607	85
*	Astronics Corp. Class B	9,009	77
*	Avis Budget Group, Inc.	93,798	66
	Sypris Solutions, Inc.	81,082	50
*	Commercial Vehicle Group Inc.	52,570	49
*	Covenant Transport, Inc.	18,365	37

*	Air Transport Services Group Inc.	142,059	26
*	CAI International Inc.	6,200	20
*	Environmental Tectonics Corp.	19,900	16
*	Advanced Environmental Recycling Technologies, Inc.	78,953	13
*	Arotech Corp.	4,845	2
*	ExpressJet Holdings, Inc.	869	1
*	BMC Industries, Inc.	211,416	—
			9,303,754
Information Technology (15.4%)
	Microsoft Corp.	69,496,756	1,351,017
	International Business Machines Corp.	11,458,447	964,343
*	Cisco Systems, Inc.	49,959,230	814,335
	Hewlett-Packard Co.	20,857,817	756,930
	Intel Corp.	47,547,604	697,048
*	Apple Inc.	7,492,311	639,469
*	Google Inc.	2,022,252	622,146
*	Oracle Corp.	34,925,761	619,234
	QUALCOMM Inc.	13,878,460	497,265
	Visa Inc.	3,786,860	198,621
*	EMC Corp.	17,511,415	183,345
	Automatic Data Processing, Inc.	4,384,730	172,495
	Texas Instruments, Inc.	11,087,592	172,079
	Accenture Ltd.	5,084,913	166,734
*	Dell Inc.	15,384,704	157,539
*	Yahoo! Inc.	11,135,646	135,855
*	eBay Inc.	9,353,758	130,578
	Corning, Inc.	13,348,628	127,212
	Applied Materials, Inc.	11,470,043	116,192
	MasterCard, Inc. Class A	748,712	107,013
*	Symantec Corp.	7,104,207	96,049
*	Adobe Systems, Inc.	4,491,092	95,615
	Western Union Co.	6,169,471	88,470
	Motorola, Inc.	19,171,378	84,929
*	Juniper Networks, Inc.	4,597,007	80,494
	Paychex, Inc.	2,746,824	72,187
	CA, Inc.	3,510,225	65,044
	Tyco Electronics Ltd.	3,996,055	64,776
*	Broadcom Corp.	3,726,972	63,247
*	Intuit, Inc.	2,581,639	61,417
Xerox Corp.		7,377,099	58,795
*	Fiserv, Inc.	1,388,443	50,498
*	Agilent Technologies, Inc.	3,050,907	47,686
Analog Devices, Inc.		2,461,304	46,814
*	Computer Sciences Corp.	1,280,305	44,990
*	Cognizant Technology Solutions Corp.	2,466,693	44,548
*	McAfee Inc.	1,282,319	44,330
*	Activision Blizzard, Inc.	5,027,888	43,441
*	Electronic Arts Inc.	2,702,076	43,341
*	BMC Software, Inc.	1,608,466	43,284
Harris Corp.		1,135,143	43,192
Altera Corp.		2,546,351	42,550
Xilinx, Inc.		2,342,061	41,736
Linear Technology Corp.		1,875,831	41,493
*	NetApp, Inc.	2,766,335	38,646
*	Autodesk, Inc.	1,896,153	37,259
*	Citrix Systems, Inc.	1,545,279	36,422
*	NVIDIA Corp.	4,473,941	36,105
Amphenol Corp.		1,498,824	35,942

*	Affiliated Computer Services, Inc. Class A	768,308	35,304
*	FLIR Systems, Inc.	1,118,625	34,319
	KLA-Tencor Corp.	1,469,196	32,014
*	VeriSign, Inc.	1,637,059	31,235
	Microchip Technology, Inc.	1,562,511	30,516
*	SAIC, Inc.	1,559,674	30,382
*	Marvell Technology Group Ltd.	4,346,116	28,989
*	salesforce.com, inc.	871,029	27,882
*	MEMC Electronic Materials, Inc.	1,914,383	27,337
*	Alliance Data Systems Corp.	570,380	26,540
	Fidelity National Information Services, Inc.	1,606,989	26,146
*	Sun Microsystems, Inc.	6,383,386	24,385
	Lender Processing Services, Inc.	804,566	23,694
*	Avnet, Inc.	1,276,898	23,252
*	LAM Research Corp.	1,064,960	22,662
*	Synopsys, Inc.	1,211,151	22,431
*	Teradata Corp.	1,511,235	22,412
*	Trimble Navigation Ltd.	1,024,626	22,142
	Global Payments Inc.	674,007	22,101
*	Akamai Technologies, Inc.	1,432,356	21,614
*	Western Digital Corp.	1,876,792	21,489
*	Red Hat, Inc.	1,624,273	21,473
*	Hewitt Associates, Inc.	744,154	21,119
*	Lexmark International, Inc.	747,955	20,120
*	ANSYS, Inc.	716,125	19,973
	Total System Services, Inc.	1,423,859	19,934
*	NCR Corp.	1,390,641	19,664
*	Mettler-Toledo International Inc.	290,587	19,586
	National Semiconductor Corp.	1,941,352	19,549
*	Arrow Electronics, Inc.	1,013,137	19,087
*	Itron, Inc.	290,967	18,546
	Seagate Technology	4,147,031	18,371
*	SanDisk Corp.	1,908,712	18,324
*	Flextronics International Ltd.	7,088,649	18,147
*	LSI Corp.	5,471,448	18,001
*	Micron Technology, Inc.	6,471,689	17,085
^	FactSet Research Systems Inc.	385,952	17,075
*	Sybase, Inc.	683,456	16,929
*	Ingram Micro, Inc. Class A	1,263,269	16,915
*	Nuance Communications, Inc.	1,547,213	16,029
	Diebold, Inc.	557,937	15,672
*	F5 Networks, Inc.	685,143	15,662
*	Equinix, Inc.	284,801	15,149
*	QLogic Corp.	1,113,741	14,969
	Broadridge Financial Solutions LLC	1,193,300	14,964
*	Compuware Corp.	2,170,706	14,652
*	Dolby Laboratories Inc.	437,639	14,337
*	Solera Holdings, Inc.	561,179	13,524
*	Tellabs, Inc.	3,212,246	13,234
	Jack Henry & Associates Inc.	658,307	12,778
*	Rambus Inc.	802,254	12,772
*	NeuStar, Inc. Class A	667,195	12,763
*	IAC/InterActiveCorp	808,427	12,717
*	DST Systems, Inc.	332,594	12,632
*	Parametric Technology Corp.	979,123	12,386
*	Metavante Technologies	762,053	12,277
	National Instruments Corp.	499,682	12,172
*	Concur Technologies, Inc.	358,320	11,760
*	Novell, Inc.	3,011,419	11,714
*	CACI International, Inc.	258,058	11,636
*	MICROS Systems, Inc.	691,273	11,282
*	ON Semiconductor Corp.	3,311,831	11,260

*	Zebra Technologies Corp. Class A	554,155	11,227
*	Atmel Corp.	3,585,343	11,222
*	Varian Semiconductor Equipment Associates, Inc.	618,997	11,216
*,^	Advanced Micro Devices, Inc.	5,159,453	11,144
*	Macrovision Solutions Corp.	873,018	11,044
*	Sohu.com Inc.	228,977	10,840
*,^	Cree, Inc.	674,489	10,704
*	InterDigital, Inc.	382,487	10,518
*	Novellus Systems, Inc.	845,259	10,430
*	SINA.com	450,324	10,425
*	Perot Systems Corp.	760,257	10,393
*	Informatica Corp.	754,557	10,360
	Jabil Circuit, Inc.	1,511,924	10,205
	Molex, Inc.	700,385	10,149
*	Gartner, Inc. Class A	557,223	9,935
*	Polycom, Inc.	726,457	9,814
*	ManTech International Corp.	180,878	9,802
	Intersil Corp.	1,055,639	9,701
*	Silicon Laboratories Inc.	388,169	9,619
*	Comtech Telecommunications Corp.	205,850	9,432
*	CommScope, Inc.	595,202	9,249
*	PMC Sierra Inc.	1,873,819	9,107
*,^	VMware Inc.	376,187	8,912
*	Brocade Communications Systems, Inc.	3,164,549	8,861
*	Microsemi Corp.	675,331	8,536
*	International Rectifier Corp.	619,588	8,364
*	Arris Group Inc.	1,049,251	8,342
*	Cadence Design Systems, Inc.	2,220,180	8,126
*	TIBCO Software Inc.	1,561,138	8,102
*	Integrated Device Technology Inc.	1,439,812	8,077
*	Tech Data Corp.	452,329	8,070
*	3Com Corp.	3,457,923	7,884
*	Skyworks Solutions, Inc.	1,410,389	7,814
*	Digital River, Inc.	313,501	7,775
*	Anixter International Inc.	255,745	7,703
*	j2 Global Communications, Inc.	371,277	7,440
*	Atheros Communications, Inc.	508,911	7,283
	ADTRAN Inc.	485,836	7,229
*	Benchmark Electronics, Inc.	565,719	7,224
*	Quest Software, Inc.	563,959	7,100
	Fair Isaac, Inc.	415,453	7,005
*	JDS Uniphase Corp.	1,914,081	6,986
*	Avocent Corp.	383,999	6,877
*	Tekelec	508,377	6,782
^	Quality Systems, Inc.	154,698	6,748
*	Progress Software Corp.	349,550	6,732
*	CyberSource Corp.	559,512	6,709
*	Convergys Corp.	1,045,380	6,701
*	VistaPrint Ltd.	358,901	6,679
*	Blackboard Inc.	250,279	6,565
*	TiVo Inc.	900,794	6,450
*	EarthLink, Inc.	941,559	6,365
*	SRA International, Inc.	362,600	6,255
	Molex, Inc. Class A	481,372	6,234
*	Semtech Corp.	536,767	6,049
*	Teradyne, Inc.	1,433,057	6,047
*	FEI Co.	315,857	5,957
*	Websense, Inc.	386,853	5,791
*	Cypress Semiconductor Corp.	1,295,411	5,790
*	FormFactor Inc.	396,327	5,786

*	Plexus Corp.	336,414	5,702
*	ViaSat, Inc.	236,248	5,689
*	Infinera Corp.	630,293	5,647
*	Intermec, Inc.	424,964	5,644
	MAXIMUS, Inc.	159,984	5,617
*	Cymer, Inc.	251,621	5,513
	Plantronics, Inc.	415,827	5,489
*	ADC Telecommunications, Inc.	996,183	5,449
*	ValueClick, Inc.	791,053	5,411
*	Wind River Systems Inc.	596,523	5,387
*	EchoStar Corp.	360,301	5,358
*	Lawson Software, Inc.	1,124,971	5,332
*	Ariba, Inc.	737,690	5,319
*	MKS Instruments, Inc.	358,381	5,300
*	Fairchild Semiconductor International, Inc.	1,075,527	5,259
*	Cogent Inc.	383,994	5,211
*	Cabot Microelectronics Corp.	199,753	5,208
*	CSG Systems International, Inc.	297,792	5,202
*	Riverbed Technology, Inc.	452,693	5,156
	Acxiom Corp.	633,564	5,138
*	Ciena Corp.	765,491	5,129
*	Genpact, Ltd.	621,124	5,106
*	Rofin-Sinar Technologies Inc.	245,092	5,044
	Take-Two Interactive Software, Inc.	664,254	5,022
*	Emulex Corp.	714,631	4,988
*	Vishay Intertechnology, Inc.	1,457,630	4,985
	Blackbaud, Inc.	368,026	4,968
*	Verigy Ltd.	514,194	4,947
	Syntel, Inc.	213,058	4,926
*	Rogers Corp.	177,345	4,925
	Cognex Corp.	330,765	4,895
*	Interwoven Inc.	385,435	4,856
*	ACI Worldwide, Inc.	304,428	4,840
*	Tessera Technologies, Inc.	407,270	4,838
*	Omniture, Inc.	441,296	4,695
*	Mercadolibre Inc.	276,009	4,529
*	S1 Corp.	573,269	4,523
*	Sycamore Networks, Inc.	1,677,666	4,513
*	Synaptics Inc.	271,943	4,503
*	Commvault Systems, Inc.	323,068	4,332
	Imation Corp.	318,243	4,319
*	Harmonic, Inc.	768,308	4,310
*	Coherent, Inc.	197,434	4,237
*	Net 1 UEPS Technologies, Inc.	303,883	4,163
*	Wright Express Corp.	327,898	4,132
*	Electronics for Imaging, Inc.	429,110	4,102
*	ATMI, Inc.	262,857	4,056
*	Mentor Graphics Corp.	770,855	3,985
*	Forrester Research, Inc.	139,165	3,926
*	TriQuint Semiconductor, Inc.	1,140,283	3,923
*	Euronet Worldwide, Inc.	332,917	3,865
^	Heartland Payment Systems, Inc.	218,343	3,821
*,^	Bankrate, Inc.	100,346	3,813
	United Online, Inc.	620,200	3,765
	Black Box Corp.	142,720	3,728
*	Sonus Networks, Inc.	2,356,565	3,723
*	EPIQ Systems, Inc.	218,919	3,658
*	ScanSource, Inc.	186,315	3,590
*	Manhattan Associates, Inc.	225,228	3,561
*	L-1 Identity Solutions Inc.	522,821	3,524
*	Telecommunication Systems, Inc.	407,864	3,504

	Micrel, Inc.	478,857	3,500
*	Sapient Corp.	785,152	3,486
*	Checkpoint Systems, Inc.	351,851	3,462
*	Hittite Microwave Corp.	115,937	3,416
*	Avid Technology, Inc.	308,973	3,371
*,^	Data Domain, Inc.	177,465	3,336
*	Silicon Image, Inc.	789,326	3,315
	MTS Systems Corp.	123,608	3,293
*	SPSS, Inc.	121,240	3,269
*,^	Advent Software, Inc.	161,985	3,235
*	NETGEAR, Inc.	275,877	3,148
*	Zoran Corp.	452,828	3,093
	AVX Corp.	387,397	3,076
*	Tyler Technologies, Inc.	255,406	3,060
*	Ultratech, Inc.	254,603	3,045
*	Netlogic Microsystems Inc.	138,256	3,043
*	TeleTech Holdings, Inc.	361,835	3,021
*	VASCO Data Security International, Inc.	291,493	3,011
*	Littelfuse, Inc.	175,453	2,913
*,^	Sigma Designs, Inc.	305,669	2,904
*	Advanced Energy Industries, Inc.	290,188	2,887
*	JDA Software Group, Inc.	219,474	2,882
*	RealNetworks, Inc.	812,069	2,867
	InfoSpace, Inc.	360,184	2,719
*	OmniVision Technologies, Inc.	511,607	2,686
*	Insight Enterprises, Inc.	386,896	2,670
*,^	Echelon Corp.	327,265	2,667
	Park Electrochemical Corp.	137,934	2,615
*	Adaptec, Inc.	784,414	2,589
*	The Knot, Inc.	308,596	2,568
*	EMS Technologies, Inc.	98,806	2,556
*	Synchronoss Technologies, Inc.	237,916	2,536
*	Blue Coat Systems, Inc.	301,671	2,534
*	The Ultimate Software Group, Inc.	171,435	2,503
*	MicroStrategy Inc.	66,717	2,477
*	DealerTrack Holdings Inc.	203,760	2,423
*,^	Starent Networks Corp.	202,330	2,414
*	Brooks Automation, Inc.	411,906	2,393
*	AsiaInfo Holdings, Inc.	200,230	2,371
*	Vignette Corp.	250,763	2,360
*	Ixia	407,640	2,356
*	Actel Corp.	199,934	2,343
	Daktronics, Inc.	250,288	2,343
*	ComScore Inc.	183,045	2,334
*	THQ Inc.	556,436	2,331
*	Amkor Technology, Inc.	1,068,771	2,330
*,^	Cavium Networks, Inc.	220,344	2,316
*	Standard Microsystem Corp.	139,722	2,283
*	Supertex, Inc.	94,184	2,261
*	3PAR, Inc.	295,895	2,258
*	Loral Space and Communications Ltd.	154,121	2,239
*,^	Palm, Inc.	713,904	2,192
*	Internet Capital Group Inc.	401,997	2,191
	IXYS Corp.	264,057	2,181
*,^	UTStarcom, Inc.	1,143,657	2,116
*,^	Stratasys, Inc.	191,540	2,059
*	DTS Inc.	112,126	2,058
*	Silicon Storage Technology, Inc.	898,166	2,057
*	Entegris Inc.	916,580	2,007
*	Vocus, Inc.	109,863	2,001

*	Newport Corp.	292,250	1,981
*,^	Universal Display Corp.	208,624	1,971
*	Exar Corp.	295,350	1,970
*	Extreme Networks, Inc.	834,525	1,953
*	GSI Commerce, Inc.	185,199	1,948
*	Symmetricom Inc.	493,157	1,948
	Bel Fuse, Inc. Class B	91,473	1,939
*	SonicWALL, Inc.	486,473	1,936
*	Sanmina-SCI Corp.	4,106,063	1,930
*	FARO Technologies, Inc.	113,423	1,912
*	Monolithic Power Systems	150,840	1,902
*	Applied Micro Circuits Corp.	482,703	1,897
*	TTM Technologies, Inc.	361,778	1,885
*	Ciber, Inc.	388,503	1,869
*	Smith Micro Software, Inc.	333,749	1,856
*	BigBand Networks Inc.	335,872	1,854
*	RF Micro Devices, Inc.	2,368,481	1,847
*	Brightpoint, Inc.	422,909	1,840
*	DSP Group Inc.	227,630	1,826
*	MSC Software Corp.	271,323	1,812
*	Terremark Worldwide, Inc.	465,472	1,811
*,^	SAVVIS, Inc.	259,526	1,788
*	iGATE Corp.	271,588	1,768
*	DG FastChannel Inc.	141,394	1,765
*	Bottomline Technologies, Inc.	247,732	1,759
*	Cirrus Logic, Inc.	653,594	1,752
*,^	NVE Corp.	66,801	1,746
*	Symyx Technologies, Inc.	293,613	1,744
*	RightNow Technologies Inc.	224,629	1,736
*,^	LoopNet, Inc.	254,024	1,732
*	Netezza Corp.	258,618	1,717
*	SeaChange International, Inc.	235,538	1,698
*	OSI Systems Inc.	122,271	1,693
*	Global Cash Access, Inc.	758,476	1,684
*	IPG Photonics Corp.	127,233	1,677
*	Novatel Wireless, Inc.	361,238	1,676
*	Art Technology Group, Inc.	855,181	1,650
*	Epicor Software Corp.	342,880	1,646
*	Volterra Semiconductor Corp.	229,819	1,643
*	Electro Scientific Industries, Inc.	241,555	1,640
*	MRV Communications Inc.	2,070,249	1,594
*	Anaren, Inc.	132,416	1,582
*	Oplink Communications, Inc.	183,863	1,581
	Electro Rent Corp.	140,861	1,572
	Methode Electronics, Inc. Class A	232,898	1,570
*	SYNNEX Corp.	138,207	1,566
*	Integral Systems, Inc.	129,130	1,556
*	Veeco Instruments, Inc.	244,383	1,549
*	Entrust, Inc.	968,319	1,530
*	Diodes Inc.	251,730	1,525
*	Neutral Tandem, Inc.	92,578	1,502
	Cohu, Inc.	122,825	1,492
*	Digi International, Inc.	178,578	1,448
*	Rimage Corp.	107,621	1,443
*	Move, Inc.	896,513	1,434
*	NetScout Systems, Inc.	166,373	1,434
*	Mercury Computer Systems, Inc.	225,633	1,424

*	Limelight Networks Inc.	577,754	1,415
*	SupportSoft, Inc.	625,350	1,395
*	DivX, Inc.	265,473	1,388
*	Catapult Communications Corp.	207,858	1,366
*	TNS Inc.	144,655	1,358
	Pegasystems Inc.	109,869	1,358
*	Harris Stratex Networks, Inc. Class A	260,980	1,347
*	ExlService Holdings, Inc.	155,329	1,331
*	Taleo Corp. Class A	169,829	1,330
*	OpenTV Corp.	1,065,844	1,311
*	KVH Industries, Inc.	247,076	1,280
	CTS Corp.	231,198	1,274
*	infoGROUP, Inc.	265,095	1,257
	NIC Inc.	273,081	1,256
*	OPNET Technologies, Inc.	125,107	1,234
*	Gerber Scientific, Inc.	238,296	1,218
*,^	Constant Contact, Inc.	90,901	1,204
*	Switch and Data Inc.	161,006	1,190
*	Monotype Imaging Holdings Inc.	203,450	1,180
*	Trident Microsystems, Inc.	613,590	1,160
*	Advanced Analogic Technologies, Inc.	383,610	1,159
	Cass Information Systems, Inc.	37,830	1,152
*	Kopin Corp.	558,354	1,139
*	PROS Holdings, Inc.	196,075	1,127
*	Dynamics Research Corp.	139,611	1,117
	PC-Tel, Inc.	164,587	1,081
	Technitrol, Inc.	306,902	1,068
*,^	Maxwell Technologies, Inc.	209,868	1,064
*	Pericom Semiconductor Corp.	193,529	1,061
	Agilysys, Inc.	246,633	1,058
*	Ceva, Inc.	150,217	1,052
*	RadiSys Corp.	189,508	1,048
*	Kenexa Corp.	131,007	1,045
*	STEC Inc.	243,859	1,039
*	Safeguard Scientifics, Inc.	1,501,293	1,036
*	Globecomm Systems, Inc.	186,295	1,023
*	Double-Take Software Inc.	110,200	988
*	Rackable Systems Inc.	245,917	969
*	Intevac, Inc.	188,898	958
*	Ness Technologies Inc.	222,595	953
*	Chordiant Software, Inc.	356,259	948
*	SourceForge Inc.	1,047,798	943
*	Hughes Communications Inc.	59,119	942
*	DemandTec, Inc.	116,358	939
*	SuccessFactors Inc.	163,529	939
*	Keynote Systems Inc.	118,294	912
*	NCI, Inc.	30,087	907
*,^	Finisar Corp.	2,381,398	905
*	Cogo Group, Inc.	182,919	889
*,^	EMCORE Corp.	675,750	878
	Marchex, Inc.	150,376	877
	American Software, Inc. Class A	185,231	871
*	Liquidity Services, Inc.	104,174	868
*	Zygo Corp.	124,098	858
*	Multi-Fineline Electronix, Inc.	72,827	851
*	FalconStor Software, Inc.	305,084	848
*	Web.com Group, Inc.	229,498	840
*	Kulicke & Soffa Industries, Inc.	485,227	825
*,^	WebMD Health Corp. Class A	34,880	823
*	Smart Modular Technologies Inc.	533,052	821
*	Lionbridge Technologies, Inc.	653,727	817
*	ModusLink Global Solutions, Inc.	282,676	817
*,^	Orbcomm, Inc.	375,812	812
*	Virage Logic Corp.	267,539	800
*	LoJack Corp.	191,996	791

*	Startek, Inc.	175,888	783
*	Online Resources Corp.	164,455	780
*	ShoreTel, Inc.	173,191	778
*	Techwell, Inc.	119,611	777
*	Microtune, Inc.	378,848	773
*	Transmeta Corp.	42,263	769
	Renaissance Learning, Inc.	83,492	751
*	Immersion Corp.	125,586	740
*	The Hackett Group Inc.	252,779	738
*	Soapstone Networks Inc.	285,482	737
*	SRS Labs, Inc.	151,754	724
*	Hypercom Corp.	666,695	720
^	Imergent, Inc.	173,277	719
*,^	Zix Corp.	603,905	719
*	Rudolph Technologies, Inc.	202,447	715
*,^	LeCroy Corp.	231,916	707
*	Aruba Networks, Inc.	273,233	697
*	Lattice Semiconductor Corp.	454,162	686
*,^	Travelzoo, Inc.	123,120	685
*	Perficient, Inc.	141,477	676
*	Phoenix Technologies Ltd.	192,405	673
*	Tollgrade Communications, Inc.	140,698	673
*	White Electronic Designs Corp.	182,417	668
*	Unisys Corp.	783,251	666
*,^	NetSuite Inc.	78,381	662
*	DDi Corp.	211,274	651
*	Acme Packet, Inc.	123,300	649
*,^	Isilon Systems Inc.	197,128	649
*,^	ParkerVision, Inc.	261,541	646
*	Presstek, Inc.	200,422	643
*	LivePerson, Inc.	350,632	638
*	Photronics, Inc.	324,071	632
*	Mattson Technology, Inc.	447,071	630
*	Lasercard Corp.	170,250	620
*	PAR Technology Corp.	109,438	607
*	Internet Brands Inc.	103,565	603
*	Hutchinson Technology, Inc.	172,049	599
*	PC Connection, Inc.	116,682	597
*	Magma Design Automation, Inc.	577,815	589
*	iPass Inc.	482,295	588
*	Sumtotal Systems Inc.	203,425	578
*	Internap Network Services Corp.	228,335	571
*	Integrated Silicon Solution, Inc.	344,816	562
*	Telular Corp.	417,969	552
*	TransAct Technologies Inc.	119,309	548
*	Performance Technologies, Inc.	163,352	546
*	Super Micro Computer Inc.	85,347	540
	QAD Inc.	127,107	533
*	TechTeam Global, Inc.	90,812	531
*	OpNext, Inc.	301,439	528
*	Ramtron International Corp.	285,801	526
*	Radiant Systems, Inc.	153,311	517
*	Concurrent Computer Corp.	149,720	509
*,^	Bookham, Inc.	1,130,731	509
*	Datalink Corp.	160,169	498
*	Quantum Corp.	1,382,331	498
*	California Micro Devices Corp.	267,337	497

*	Interactive Intelligence Inc.	77,456	496
*	MoSys, Inc.	235,920	495
*	GSE Systems, Inc.	82,611	487
*	PC Mall, Inc.	121,277	486
*	Network Equipment Technologies, Inc.	167,744	483
*	Measurement Specialties, Inc.	67,711	471
*	Pervasive Software Inc.	111,123	470
*	Spectrum Control, Inc.	74,699	459
*	LTX-Credence Corp.	1,692,510	457
*	Callidus Software Inc.	152,580	456
*	Ebix, Inc.	18,200	435
	TheStreet.com, Inc.	149,172	433
	Keithley Instruments Inc.	118,202	431
*	Sonic Solutions, Inc.	244,477	430
*	Nu Horizons Electronics Corp.	249,742	430
*	Computer Task Group, Inc.	133,387	430
*	Edgewater Technology, Inc.	165,256	428
*	I.D. Systems, Inc.	104,902	425
*	CyberOptics Corp.	81,616	424
*	Aware, Inc.	223,097	417
	Richardson Electronics, Ltd.	139,185	411
*	Comverge Inc.	83,770	410
*	RAE Systems, Inc.	732,830	410
*	PLX Technology, Inc.	226,668	390
*	Video Display Corp.	48,365	388
*,^	X-Rite Inc.	257,166	383
*	Rubicon Technology, Inc.	89,482	381
*	Saba Software, Inc.	238,530	370
*	EFJ, Inc.	268,122	359
*	Digimarc Corp.	35,763	358
*	TranSwitch Corp.	1,243,641	348
*	Semitool, Inc.	110,471	337
*	Openwave Systems Inc.	509,767	331
*	Tier Technologies, Inc.	58,800	318
*	hi/fn, Inc.	131,867	311
*	MIPS Technologies, Inc.	274,947	305
*,^	Research Frontiers, Inc.	136,637	297
*	Actuate Software Corp.	95,409	282
*	InFocus Corp.	353,766	279
*	BSQUARE Corp.	121,429	278
*	LookSmart, Ltd.	168,661	275
*	Rainmaker Systems, Inc.	317,862	270
*	Powerwave Technologies, Inc.	491,521	246
*	Cray, Inc.	118,024	245
*	Axcelis Technologies, Inc.	443,758	226
*,^	On2 Technologies, Inc.	1,106,806	221
*	Mindspeed Technologies Inc.	257,720	211
*	Ditech Networks Inc.	240,802	197
*	ActivIdentity Corp.	109,021	195
*	Dice Holdings Inc.	47,727	195
*	Airvana, Inc.	31,500	193
	Bel Fuse, Inc. Class A	10,580	191
*	ArcSight, Inc.	23,724	190
*	GTSI Corp.	30,241	181
*	PDF Solutions, Inc.	125,033	180
*	Intraware, Inc.	46,037	180

*	Frequency Electronics, Inc.	62,912	179
*	ANADIGICS, Inc.	119,853	177
*	SCM Microsystems, Inc.	74,532	168
*	QuickLogic Corp.	247,891	156
*,^	American Technology Corp.	178,297	152
*	Borland Software Corp.	141,655	149
*	VeriFone Holdings, Inc.	30,122	148
*	Selectica, Inc.	167,894	141
*	iGo, Inc.	185,915	130
*	PLATO Learning, Inc.	105,851	127
*	Allen Organ Co. Escrow Shares	11,462	118
*	Kemet Corp.	409,582	111
*	Ultra Clean Holdings, Inc.	51,061	103
*	Lantronix, Inc.	182,643	102
*	Evolving Systems, Inc.	125,807	101
*	Network Engines, Inc.	227,352	89
*	Analysts International Corp.	148,261	87
*	Planar Systems, Inc.	142,136	87
*,^	Convera Corp.	309,351	84
*	Intelli-Check Inc.	49,751	82
*	Jupitermedia Corp.	217,997	81
*	Calamp Corp.	178,061	80
*	Silicon Graphics Inc.	28,283	76
*	Comarco, Inc.	94,810	76
*	Entropic Communications Inc.	149,326	75
*,^	Wave Systems Corp. Class A	183,885	72
	MoneyGram International, Inc.	67,700	68
*	Leadis Technology Inc.	191,644	63
*	Autobytel Inc.	136,187	61
*	Henry Bros. Electronics, Inc.	9,700	58
*	Nanometrics Inc.	46,196	54
*	Management Network Group Inc.	126,767	51
*	Access Intergrated Technologies Inc.	130,962	48
*	i2 Technologies, Inc.	7,306	47
*	Newtek Business Services, Inc.	201,851	44
*	SiRF Technology Holdings, Inc.	34,354	44
*	FSI International, Inc.	111,758	35
*	Wireless Telecom Group, Inc.	98,580	34
*	Zhone Technologies	364,247	30
	Gevity HR, Inc.	17,189	26
*	Merix Corp.	85,484	26
*	Miva Inc.	139,637	25
*	Ikanos Communications, Inc.	18,119	23
*	AuthentiDate Holding Corp.	88,943	22
*	Pixelworks, Inc.	30,519	22
*	Endwave Corp.	9,266	22
*,^	Telkonet, Inc.	151,338	21
*	Conexant Systems, Inc.	28,669	20
*	Airspan Networks Inc.	193,638	18
*	Digital Angel Corp.	27,400	14
*	Westell Technologies, Inc.	39,031	10
*	Asyst Technologies, Inc.	37,663	9
*	Avanex Corp.	8,283	9
*	Spansion Inc. Class A	43,196	8
*	Livewire Movile, Inc.	60,638	7
*	AuthenTec, Inc.	1,826	3
*	Nextwave Wireless Inc.	26,666	2

*	ISCO International, Inc.	10,333	—
*	IAC InterActiveCorp Warrants Exp. 2/4/09	38	—
			12,596,564
Materials (3.3%)
	Monsanto Co.	4,651,744	327,250
	E.I. du Pont de Nemours & Co.	7,630,002	193,039
	Praxair, Inc.	2,664,147	158,144
	Newmont Mining Corp. (Holding Co.)	3,714,934	151,198
	Nucor Corp.	2,678,097	123,728
	Dow Chemical Co.	7,827,759	118,121
	Air Products & Chemicals, Inc.	1,792,091	90,088
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,251,021	79,455
	Alcoa Inc.	6,886,269	77,539
	Ecolab, Inc.	2,015,047	70,829
	Rohm & Haas Co.	1,065,304	65,825
^	Vulcan Materials Co.	929,041	64,643
	PPG Industries, Inc.	1,389,591	58,960
	Weyerhaeuser Co.	1,790,224	54,799
	The Mosaic Co.	1,317,544	45,587
	Sigma-Aldrich Corp.	1,067,508	45,092
	International Paper Co.	3,436,854	40,555
*	Owens-Illinois, Inc.	1,412,336	38,599
	United States Steel Corp.	995,074	37,017
^	Martin Marietta Materials, Inc.	350,236	34,001
	Ball Corp.	777,461	32,335
*	Pactiv Corp.	1,108,744	27,586
	FMC Corp.	601,997	26,927
*	Crown Holdings, Inc.	1,362,734	26,164
	Airgas, Inc.	627,987	24,485
	Cliffs Natural Resources Inc.	906,308	23,211
	CF Industries Holdings, Inc.	454,849	22,360
	Lubrizol Corp.	575,264	20,934
	Eastman Chemical Co.	648,339	20,559
	AptarGroup Inc.	575,132	20,268
	Sealed Air Corp.	1,338,549	19,998
	Bemis Co., Inc.	843,623	19,977
	Sonoco Products Co.	844,667	19,562
	Allegheny Technologies Inc.	763,774	19,499
	International Flavors & Fragrances, Inc.	601,567	17,879
	MeadWestvaco Corp.	1,450,780	16,234
	Compass Minerals International, Inc.	276,045	16,193
	Steel Dynamics, Inc.	1,443,840	16,142
	Celanese Corp. Series A	1,275,612	15,856
	RPM International, Inc.	1,098,420	14,598
	Valspar Corp.	801,691	14,503
	Albemarle Corp.	619,903	13,824
	Nalco Holding Co.	1,194,512	13,785
	Terra Industries, Inc.	781,598	13,029
	Royal Gold, Inc.	259,913	12,790
	Packaging Corp. of America	879,108	11,833
	Olin Corp.	640,573	11,582
	Commercial Metals Co.	971,054	11,526
	Scotts Miracle-Gro Co.	385,468	11,456
	Reliance Steel & Aluminum Co.	559,945	11,165
	Silgan Holdings, Inc.	225,651	10,788
	Rock-Tenn Co.	308,996	10,561
	Sensient Technologies Corp.	390,967	9,336

	AK Steel Holding Corp.	959,838	8,946
	Titanium Metals Corp.	1,001,610	8,824
	Cabot Corp.	545,363	8,344
	Cytec Industries, Inc.	385,722	8,185
	Carpenter Technology Corp.	358,778	7,369
*	Domtar Corp.	4,375,709	7,307
	Schnitzer Steel Industries, Inc. Class A	184,735	6,955
	Texas Industries, Inc.	199,549	6,884
	Greif Inc. Class A	205,401	6,867
	Eagle Materials, Inc.	371,211	6,834
	H.B. Fuller Co.	413,605	6,663
*	Intrepid Potash, Inc.	319,905	6,644
	Minerals Technologies, Inc.	160,341	6,558
	Worthington Industries, Inc.	573,967	6,325
*	OM Group, Inc.	295,633	6,241
	Ashland, Inc.	591,198	6,213
	Arch Chemicals, Inc.	210,044	5,476
	Wausau Paper Corp.	426,322	4,877
	Huntsman Corp.	1,409,272	4,848
*	Calgon Carbon Corp.	297,564	4,571
*	Hecla Mining Co.	1,545,528	4,327
	Temple-Inland Inc.	871,119	4,181
	Deltic Timber Corp.	89,301	4,086
*,^	Coeur d’Alene Mines Corp.	4,632,380	4,077
	Zep, Inc.	202,553	3,911
*	Rockwood Holdings, Inc.	357,416	3,860
	AMCOL International Corp.	182,154	3,816
	NewMarket Corp.	109,301	3,816
	Glatfelter	387,038	3,599
	A. Schulman Inc.	210,404	3,577
*	Solutia Inc.	792,102	3,564
*	W.R. Grace & Co.	587,731	3,509
	Balchem Corp.	137,857	3,434
	Kaiser Aluminum Corp.	139,010	3,131
*	Century Aluminum Co.	308,108	3,081
	Koppers Holdings, Inc.	140,889	3,046
*	RTI International Metals, Inc.	212,415	3,040
	Chemtura Corp.	1,961,194	2,746
	Schweitzer-Mauduit International, Inc.	132,777	2,658
*	Stillwater Mining Co.	536,657	2,651
*	Headwaters Inc.	385,660	2,603
	Ferro Corp.	365,892	2,580
*	PolyOne Corp.	775,115	2,442
*,^	Zoltek Cos., Inc.	268,460	2,413
	Olympic Steel, Inc.	117,638	2,396
	NL Industries, Inc.	159,397	2,136
	Stepan Co.	42,853	2,014
*	Haynes International, Inc.	77,052	1,897
*	Brush Engineered Materials Inc.	146,372	1,862
	Westlake Chemical Corp.	113,559	1,850
	Quaker Chemical Corp.	110,507	1,818
	Innophos Holdings Inc.	89,609	1,775
	Spartech Corp.	275,859	1,727
	Myers Industries, Inc.	212,751	1,702
	Louisiana-Pacific Corp.	893,896	1,394
*	Horsehead Holding Corp.	281,625	1,324

	Great Northern Iron Ore Properties	18,347	1,312
	Neenah Paper Inc.	145,089	1,283
	American Vanguard Corp.	105,396	1,233
	A.M. Castle & Co.	111,300	1,205
*	Landec Corp.	173,118	1,139
	Penford Corp.	107,302	1,086
*	Buckeye Technology, Inc.	297,596	1,083
*,^	Altair Nanotechnology Inc.	883,693	1,078
	Innospec, Inc.	177,858	1,048
*	Graphic Packaging Holding Co.	917,355	1,046
*	Allied Nevada Gold Corp.	192,959	976
*	AEP Industries, Inc.	52,603	925
*	U.S. Concrete, Inc.	273,716	920
*	American Pacific Corp.	113,651	915
	Hawkins, Inc.	54,120	828
*	GenTek, Inc.	50,484	760
*	LSB Industries, Inc.	85,291	710
*	Universal Stainless & Alloy Products, Inc.	44,082	639
*	ICO, Inc.	196,205	620
*	U.S. Gold Corp.	469,625	427
*	Mercer International Inc.	198,310	381
*	U.S. Energy Corp.	218,544	358
*	Nonophase Technologies Corp.	324,243	340
*	Omnova Solutions Inc.	516,235	336
*	Flotek Industries, Inc.	132,134	333
*,^	General Steel Holdings, Inc.	40,800	161
*	Material Sciences Corp.	89,953	139
*	Apex Silver Mines Ltd.	141,200	138
	Georgia Gulf Corp.	114,264	122
*	Smurfit-Stone Container Corp.	349,564	89
*	Continental Materials Corp.	3,500	56
*	General Moly, Inc.	35,728	42
*	Rock of Ages Corp.	17,900	36
*	Caraustar Industries, Inc.	14,501	7
*	AbitibiBowater, Inc.	11,740	6
*	General Chemical Group Inc.	1	—
			2,710,165
Telecommunication Services (3.4%)
	AT&T Inc.	49,839,526	1,420,426
	Verizon Communications Inc.	24,084,510	816,465
*	American Tower Corp. Class A	3,335,156	97,787
	Qwest Communications International Inc.	13,147,581	47,857
	Embarq Corp.	1,207,889	43,436
*	Sprint Nextel Corp.	23,545,641	43,089
*	Crown Castle International Corp.	2,301,309	40,457
	Windstream Corp.	3,729,182	34,308
*	MetroPCS Communications Inc.	1,778,576	26,412
*	NII Holdings Inc.	1,406,321	25,567
	Frontier Communications Corp.	2,678,128	23,407
	CenturyTel, Inc.	823,214	22,498
	Telephone & Data Systems, Inc.	621,941	19,747
*	SBA Communications Corp.	809,364	13,209
*	Leap Wireless International, Inc.	469,723	12,631
*	tw telecom inc.	1,185,386	10,040
*,^	Level 3 Communications, Inc.	13,250,763	9,276
	Telephone & Data Systems, Inc. - Special Common Shares	268,744	7,552
*	U.S. Cellular Corp.	163,160	7,055

*	Centennial Communications Corp. Class A	693,411	5,589
	Shenandoah Telecommunications Co.	190,693	5,349
*	Syniverse Holdings Inc.	360,910	4,309
*	Cincinnati Bell Inc.	2,207,398	4,260
*	Premiere Global Services, Inc.	462,688	3,984
	Iowa Telecommunications Services Inc.	267,171	3,815
	NTELOS Holdings Corp.	147,203	3,630
	Alaska Communications Systems Holdings, Inc.	347,495	3,260
*	Cbeyond Inc.	187,578	2,997
	FairPoint Communications, Inc.	861,643	2,826
*	General Communication, Inc.	343,179	2,776
	Consolidated Communications Holdings, Inc.	203,361	2,416
*,^	Cogent Communications Group, Inc.	331,363	2,164
	Atlantic Tele-Network, Inc.	71,289	1,893
	USA Mobility, Inc.	154,737	1,790
*	ICO Global Communications (Holdings) Ltd.	1,190,602	1,345
*	PAETEC Holding Corp.	887,054	1,277
	SureWest Communications	103,536	1,182
	Hickory Tech Corp.	212,843	1,158
*	Global Crossing Ltd.	144,473	1,147
*,^	Vonage Holdings Corp.	1,205,507	796
	Warwick Valley Telephone Co.	74,807	684
*	iPCS, Inc.	89,614	615
	D&E Communications, Inc.	64,090	429
*	iBasis, Inc.	302,250	426
	Arbinet Holdings, Inc.	251,630	377
*	TerreStar Corp.	889,716	356
*,^	8X8 Inc.	725,752	345
*	Fibertower Corp.	1,156,695	185
*	IDT Corp. Class B	217,757	87
*	Globalstar, Inc.	410,571	82
*	IDT Corp.	64,834	23
			2,782,791
Utilities (4.4%)
	Exelon Corp.	5,559,462	309,162
	Southern Co.	6,513,988	241,018
	Dominion Resources, Inc.	4,904,794	175,788
	FPL Group, Inc.	3,282,232	165,195
	Duke Energy Corp.	10,698,712	160,588
	Entergy Corp.	1,621,155	134,767
	Public Service Enterprise Group, Inc.	4,301,984	125,489
	FirstEnergy Corp.	2,579,923	125,333
	PG&E Corp.	3,081,691	119,292
	American Electric Power Co., Inc.	3,402,299	113,228
	PPL Corp.	3,168,865	97,252
	Consolidated Edison Inc.	2,312,598	90,029
	Sempra Energy	1,981,119	84,455
	Edison International	2,618,547	84,108
	Progress Energy, Inc.	2,106,224	83,933
	Xcel Energy, Inc.	3,648,812	67,685
	Ameren Corp.	1,778,791	59,163
	DTE Energy Co.	1,380,317	49,236
	Allegheny Energy, Inc.	1,430,426	48,434
	Questar Corp.	1,469,082	48,024
*	AES Corp.	5,692,113	46,903
*	NRG Energy, Inc.	1,898,350	44,288
	Wisconsin Energy Corp.	989,081	41,522
	Constellation Energy Group, Inc.	1,511,677	37,928
	Equitable Resources, Inc.	1,051,699	35,284

	CenterPoint Energy Inc.	2,747,268	34,671
	SCANA Corp.	941,631	33,522
	NSTAR	904,287	32,997
	Pepco Holdings, Inc.	1,831,655	32,530
	MDU Resources Group, Inc.	1,476,462	31,862
	Northeast Utilities	1,318,483	31,723
	Puget Energy, Inc.	1,096,838	29,911
*	Mirant Corp.	1,575,953	29,738
	Integrys Energy Group, Inc.	647,219	27,817
	Pinnacle West Capital Corp.	854,924	27,469
	Alliant Energy Corp.	936,520	27,328
	NiSource, Inc.	2,320,194	25,453
	ONEOK, Inc.	840,603	24,478
	Aqua America, Inc.	1,141,559	23,505
	UGI Corp. Holding Co.	912,942	22,294
	TECO Energy, Inc.	1,802,632	22,262
	DPL Inc.	963,515	22,007
	AGL Resources Inc.	650,642	20,398
	OGE Energy Corp.	781,715	20,153
	Piedmont Natural Gas, Inc.	621,924	19,696
	NV Energy Inc.	1,985,498	19,637
	National Fuel Gas Co.	622,962	19,517
	Great Plains Energy, Inc.	1,008,917	19,502
	CMS Energy Corp.	1,912,767	19,319
	Westar Energy, Inc.	917,725	18,823
	ITC Holdings Corp.	420,427	18,364
	Atmos Energy Corp.	767,936	18,200
*	Reliant Energy, Inc.	2,954,068	17,074
	Energen Corp.	578,595	16,970
	Hawaiian Electric Industries Inc.	762,718	16,887
	Vectren Corp.	653,541	16,345
	New Jersey Resources Corp.	356,923	14,045
	WGL Holdings Inc.	424,507	13,877
	Nicor Inc.	383,280	13,315
	Cleco Corp.	511,498	11,677
	IDACORP, Inc.	384,808	11,333
	American Water Works Co., Inc.	541,502	11,307
	Portland General Electric Co.	533,016	10,378
	South Jersey Industries, Inc.	253,142	10,088
	Northwest Natural Gas Co.	226,084	10,000
	Southwest Gas Corp.	371,333	9,365
	UniSource Energy Corp.	301,731	8,859
	Black Hills Corp.	327,603	8,832
	Avista Corp.	454,608	8,810
*	Dynegy, Inc.	4,268,585	8,537
	The Laclede Group, Inc.	177,191	8,300
	California Water Service Group	166,917	7,750
	NorthWestern Corp.	324,069	7,606
	PNM Resources Inc.	740,032	7,460
	ALLETE, Inc.	224,564	7,247
	CH Energy Group, Inc.	134,389	6,906
*	El Paso Electric Co.	380,595	6,885
	MGE Energy, Inc.	187,847	6,199
	UIL Holdings Corp.	204,211	6,132
	Ormat Technologies Inc.	174,692	5,567
	Empire District Electric Co.	289,110	5,088
	American States Water Co.	144,854	4,777

	SJW Corp.	131,129	3,926
	Central Vermont Public Service Corp.	96,413	2,300
	Connecticut Water Services, Inc.	95,865	2,263
	Chesapeake Utilities Corp.	63,044	1,985
	Middlesex Water Co.	114,585	1,974
	Consolidated Water Co., Ltd.	138,156	1,727
	Maine & Maritimes Corp.	27,084	1,052
	The York Water Co.	73,881	897
	Southwest Water Co.	215,406	694
*	Cadiz Inc.	48,922	612
	Unitil Corp.	18,407	380
	Artesian Resources Corp Class A	8,251	131
*	Synthesis Energy Systems, Inc.	33,393	23
			3,576,860
Total Common Stocks (Cost $104,538,428)			81,273,172

					Market
			Maturity		Value
		Coupon	Date	Shares	($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.4%)
[2,3]	Vanguard Market Liquidity Fund	1.378%		1,105,723,733	1,105,724

				Face
				Amount
				($000)
U.S. Agency Obligations (0.1%)
[4,5]	Federal Home Loan Bank	2.625%	2/27/09	5,000	4,999
[4,5]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	20,000	19,998
[4,5]	Federal Home Loan Mortgage Corp.	2.642%	2/19/09	20,000	19,997
[4,5]	Federal Home Loan Mortgage Corp.	0.230%	4/17/09	8,000	7,993
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	12,000	11,988
[4,5]	Federal Home Loan Mortgage Corp.	0.200%	5/6/09	5,000	4,997
[4,5]	Federal National Mortgage Assn.	1.357%	3/31/09	5,000	4,997
					74,969
Total Temporary Cash Investments (Cost $1,180,499)[1]					1,180,693
Total Investments (100.7%) (Cost $105,718,927)					82,453,865
Other Assets and Liabilities—Net (–0.7%)[3]					(534,693)
Net Assets (100%)					81,919,172

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $484,561,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $527,743,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

5 Securities with a value of $74,969,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 13, 2009. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2008. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP Philadelphia, PA

February 13, 2009

This page intentionally left blank.

© 2009 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022009

insert here

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2008: $324,000

Fiscal Year Ended December 31, 2007: $318,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2008: $3,055,590

Fiscal Year Ended December 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2008: $626,240

Fiscal Year Ended December 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2008: $0

Fiscal Year Ended December 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD INDEX FUNDS
INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.